                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-00558

                       THE HARTFORD MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                              Investment Law Unit
                  The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                          Hartford, Connecticut 06105
                    (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 297-6443

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2002 - October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

A message from the Chairman


Dear Fellow Shareholders,

At last it appears we are seeing signs of economic recovery in the U.S. and abroad. In fact, the nation's gross domestic product grew at an 8.2% annual growth rate in the third quarter. This more than doubled the second quarter of and 2003 and represents the fastest growth rate in nearly 20 years. An improving economy along with better than expected corporate profits have seemingly had a positive impact on the stock market. Although there continues to be significant volatility, the market as measured by the S&P 500 Index(1) posted a 20.8% one-year return as of October 31, 2003.

During this same period, The Hartford Mutual Funds also experienced favorable performance results. As of October 31, 2003, all thirty-three Funds within The Hartford Mutual Funds Family with at least one year of performance history have reported a positive one-year average annual return. This is good news after three years of negative market performance. However, it's important that we keep such short-term performance in perspective. Historically, investors who have focused on the long-term have been rewarded over time.

Even with economic and market resurgence, the past few months have been difficult for the mutual fund industry. Allegations of wrongdoing have been made against several large fund companies. We have been following the news of regulatory activity concerning the mutual fund industry very closely. The Hartford Mutual Funds, like many other companies, will continue to support the ongoing investigations of the Securities and Exchange Commission and the New York attorney general's office. We will continue to monitor news and events as they unfold.

We take great care and pride in the fact that you have entrusted us with your money. Integrity is a guiding principle of our company and it's a virtue that our parent, The Hartford Financial Services Group, Inc., has built a reputation on for over 190 years. You can be assured it is a tradition that will remain steadfast within our company.

Thank you for investing in The Hartford Mutual Funds.

Tom Marra


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

1 The S&P 500 Index is an unmanaged list of 500 widely held U.S. common stocks frequently used as a measure of U.S. stock market performance. It does not represent the performance of a specific fund, and is not available for direct investment.


         Annual Report
         October 31, 2003                                   (ELK PHOTO)

                                        - Manager Discussions
                                        - Financials

                                        Please note that the responses to the
                                        questions: How did the Fund perform?,
                                        Why did the Fund perform this way? and
                                        What is your outlook? represent the
                                        views of the portfolio manager(s) of the applicable fund.

                                                             (THE HARTFORD LOGO)

                                                 THE HARTFORD MUTUAL FUNDS, INC.
                                              THE HARTFORD MUTUAL FUNDS II, INC.

TABLE
OF
CONTENTS
       Manager Discussions (Unaudited)                                         1

       The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. Financial Statements

          Schedule of Investments and Statements of Assets and Liabilities as of October 31, 2003:

             The Hartford Advisers Fund                                       36
             The Hartford Capital Appreciation Fund                           42
             The Hartford Disciplined Equity Fund (formerly the Hartford Growth
             and Income Fund)                                                 45
             The Hartford Dividend and Growth Fund                            47
             The Hartford Equity Income Fund                                  49
             The Hartford Focus Fund                                          51
             The Hartford Global Communications Fund                          52
             The Hartford Global Financial Services Fund                      54
             The Hartford Global Health Fund                                  56
             The Hartford Global Leaders Fund                                 58
             The Hartford Global Technology Fund                              61
             The Hartford Growth Fund                                         63
             The Hartford Growth Opportunities Fund                           65
             The Hartford High Yield Fund                                     67
             The Hartford Income Fund                                         77
             The Hartford Inflation Plus Fund                                 83
             The Hartford International Capital Appreciation Fund             85
             The Hartford International Opportunities Fund                    88
             The Hartford International Small Company Fund                    92
             The Hartford MidCap Fund                                         96
             The Hartford MidCap Value Fund                                   99
             The Hartford Money Market Fund                                  102
             The Hartford Short Duration Fund                                105
             The Hartford Small Company Fund                                 111
             The Hartford SmallCap Growth Fund                               113
             The Hartford Stock Fund                                         116
             The Hartford Tax-Free California Fund                           118
             The Hartford Tax-Free Minnesota Fund                            121
             The Hartford Tax-Free National Fund                             124
             The Hartford Tax-Free New York Fund                             131
             The Hartford Total Return Bond Fund                             133
             The Hartford U.S. Government Securities Fund                    140
             The Hartford Value Fund                                         142
             The Hartford Value Opportunities Fund                           144

          Statements of Operations for the Period Ended October 31, 2003     146

          Statements of Changes in Net Assets for the Periods Ended October 31,
          2003 and 2002                                                      156

          Notes to Financial Statements                                      170

          Financial Highlights                                               188

          Report of Independent Auditors                                     210

          Directors and Officers (Unaudited)                                 211

          Federal Tax Information Notice (Unaudited)                         218

          Privacy Policy                                                     223

IMPORTANT FUND INFORMATION

The following disclosure applies to all of The Hartford Mutual Funds:

The graphs on the following pages represent hypothetical investments in The Hartford Mutual Funds. Past performance does not guarantee future results.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The Hartford Advisers Fund (1,2,3)                                 The Hartford International Opportunities Fund
The Hartford Capital Appreciation Fund (1,2,3)                     (1,2,3)
The Hartford Disciplined Equity Fund (1,2,3)                       The Hartford International Small Company Fund
The Hartford Dividend and Growth Fund (1,2,3)                      (2,3)
The Hartford Equity Income Fund (2,3)                              The Hartford MidCap Fund (1,2,3)
The Hartford Focus Fund (2,3)                                      The Hartford MidCap Value Fund (2,3)
The Hartford Global Communications Fund (2,3)                      The Hartford Short Duration Fund (2,3)
The Hartford Global Financial Services Fund                        The Hartford Small Company Fund (1,2,3)
(2,3)                                                              The Hartford SmallCap Growth Fund (4,5,6)
The Hartford Global Health Fund (2,3)                              The Hartford Stock Fund (1,2,3)
The Hartford Global Leaders Fund (2,3)                             The Hartford Tax-Free California Fund (2,3)
The Hartford Global Technology Fund (2,3)                          The Hartford Tax-Free Minnesota Fund (7,8,9)
The Hartford Growth Fund (4,5,6)                                   The Hartford Tax-Free National Fund (7,8,9)
The Hartford Growth Opportunities (4,5,6)                          The Hartford Tax-Free New York Fund (2,3)
The Hartford High Yield Fund (2,3)                                 The Hartford Total Return Bond Fund (1,2,3)
The Hartford Income Fund (2,3)                                     The Hartford U.S. Government Securities Fund
The Hartford Inflation Plus Fund (2,3)                             (7,8,9)
The Hartford International Capital Appreciation                    The Hartford Value Fund (2,3)
Fund (2,3)                                                         The Hartford Value Opportunities Fund (4,5,6)

( 1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.

( 2) The initial investment in Class A and C shares reflects the maximum sales charge and Class B shares reflect a CDSC.

( 3) Growth of a $10,000 Investment in Class B, C and Y shares will vary from the results seen on the following pages due to differences in the expenses charged to these share classes.

( 4) New Class A, B and C shares were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Class L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Class A, B and C share expenses were applied during that period.

( 5) The initial investment in Class A, C and L shares reflects the maximum sales charges and B, H, M and N shares reflect a CDSC.

( 6) Growth of a $10,000 Investment in Class B, C, H, L, M, N, Y and Z shares will vary from the results seen on the following pages due to differences in expenses charged to these share classes.

( 7) New Class A, B and C shares were offered beginning on February 19, 2002. Performance prior to that date is of the fund's Class E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Class A, B and C share expenses were applied during that period.

( 8) The initial investment in Class A, C, E and L shares reflects the maximum sales charge and B, H, M and N shares reflect a CDSC.

( 9) Growth of a $10,000 Investment in Class B, C, E, H, L, M, N and Y shares will vary from the results seen on the following pages due to differences in expenses charged to these share classes.

(10) New Class Y shares were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Class L shares. Performance prior to February 19, 2002 would have been lower if Class Y share expenses were applied during that period.

(11) New Class Y shares were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Class E shares. Performance prior to February 19, 2002 would have been lower if Class Y share expenses were applied during that period.

COMPARATIVE BENCHMARKS appear throughout the fund commentary as a measure of fund performance.

S & P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

S & P MIDCAP 400 INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.

MSCI AC (ALL COUNTRY) WORLD FREE TELECOMMUNICATIONS SERVICES INDEX is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S.

MSCI WORLD INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of 23 developed country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

MSCI FINANCE EX-REAL ESTATE INDEX is a cap-weighted index that measures the performance of financial stocks from around the world. This index excludes real estate.

MSCI EAFE - the Morgan Stanley Capital International Europe, Australia and Far East Index is a free float-adjusted capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

GOLDMAN SACHS HEALTH CARE INDEX is an unmanaged index designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospitalization facilities, health care management organizations and continuing care services.

GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX is an unmanaged index designed to measure performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

CITIGROUP BROAD MARKET EURO-PACIFIC <$2B INDEX takes the entire international universe of all stocks, and divides it evenly each year to include only those companies with a market cap between $100m and $2b regardless of country or industry. This represents roughly the bottom 20% of the international equity market.

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

LEHMAN BROTHERS GOVERNMENT / CREDIT BOND INDEX is a broad based unmanaged, market value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

LEHMAN BROTHERS CORPORATE HIGH YIELD INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of between one and ten years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government / Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

LEHMAN BROTHERS CALIFORNIA EXEMPT INDEX is an unmanaged index of municipal bonds issued by the State of California with maturities greater than two years.

LEHMAN BROTHERS NEW YORK EXEMPT INDEX is an unmanaged index of municipal bonds issued by the State of New York with maturities greater than two years.

LEHMAN BROTHERS U.S. GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of one year or more.

LEHMAN BROTHERS U.S. TIPS INDEX represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT 1-5 YEAR INDEX is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The Government/Credit Index includes securities in the 1-5 year maturity range in the Government and Credit Indices.

The Hartford Advisers Fund (subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                      ADVISERS FUND               S&P 500 INDEX                   INDEX
                                                      -------------               -------------          ----------------------
7/22/96                                                    9450                       10000                       10000
                                                           9516                       10102                       10020
                                                           9583                       10317                       10014
                                                           9952                       10897                       10192
10/96                                                     10188                       11198                       10430
                                                          10773                       12043                       10622
                                                          10543                       11805                       10504
                                                          10923                       12542                       10517
                                                          10971                       12641                       10539
                                                          10705                       12122                       10413
                                                          11123                       12845                       10565
                                                          11589                       13630                       10664
                                                          12031                       14236                       10792
                                                          12750                       15368                       11122
                                                          12156                       14507                       10997
                                                          12667                       15301                       11170
10/97                                                     12484                       14790                       11349
                                                          12889                       15475                       11409
                                                          13001                       15741                       11529
                                                          13127                       15914                       11691
                                                          13700                       17061                       11668
                                                          14179                       17935                       11704
                                                          14383                       18118                       11762
                                                          14247                       17806                       11888
                                                          14809                       18529                       12009
                                                          14907                       18333                       12019
                                                          13667                       15684                       12253
                                                          14226                       16689                       12604
10/98                                                     14766                       18044                       12514
                                                          15258                       19138                       12590
                                                          15742                       20240                       12621
                                                          16063                       21086                       12711
                                                          15713                       20430                       12408
                                                          16195                       21248                       12470
                                                          16678                       22070                       12501
                                                          16296                       21549                       12373
                                                          16936                       22745                       12334
                                                          16633                       22035                       12300
                                                          16462                       21925                       12290
                                                          16243                       21324                       12400
10/99                                                     16771                       22674                       12432
                                                          16953                       23134                       12425
                                                          17643                       24495                       12349
                                                          17074                       23265                       12346
                                                          17157                       22825                       12500
                                                          18317                       25058                       12681
                                                          17964                       24304                       12619
                                                          17692                       23805                       12608
                                                          17998                       24391                       12865
                                                          17840                       24010                       13001
                                                          18525                       25501                       13185
                                                          18034                       24155                       13235
10/00                                                     18086                       24054                       13318
                                                          17538                       22158                       13546
                                                          17801                       22267                       13813
                                                          18111                       23057                       14045
                                                          17403                       20957                       14189
                                                          16719                       19630                       14255
                                                          17388                       21153                       14147
                                                          17510                       21295                       14229
                                                          17067                       20777                       14297
                                                          17079                       20574                       14653
                                                          16464                       19288                       14841
                                                          15820                       17731                       14977
10/01                                                     16157                       18070                       15358
                                                          16808                       19456                       15106
                                                          16874                       19627                       14987
                                                          16648                       19341                       15096
                                                          16546                       18967                       15224
                                                          16822                       19680                       14915
                                                          15951                       18488                       15205
                                                          15860                       18352                       15345
                                                          15199                       17045                       15475
                                                          14721                       15717                       15661
                                                          14744                       15820                       16012
                                                          13812                       14102                       16356
10/02                                                     14475                       15342                       16199
                                                          15126                       16244                       16208
                                                          14645                       15290                       16638
                                                          14381                       14891                       16638
                                                          14289                       14668                       16934
                                                          14314                       14810                       16912
                                                          15028                       16029                       17093
                                                          15638                       16872                       17621
                                                          15760                       17088                       17551
                                                          15818                       17389                       16815
                                                          15980                       17728                       16926
                                                          15925                       17540                       17419
10/03                                                     16448                       18531                       17198

    --- ADVISERS FUND              -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $9,450  starting value         CREDIT BOND INDEX                  $10,000 starting value
        $16,448 ending value           $10,000 starting value             $18,531 ending value
                                       $17,198 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

              INCEPTION                       SINCE
                DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
Advisers A#   7/22/1996   13.62%   2.18%      7.91%
----------------------------------------------------------
Advisers A##  7/22/1996    7.34%   1.03%      7.07%
----------------------------------------------------------
Advisers B#   7/22/1996   12.86%   1.46%      7.16%
----------------------------------------------------------
Advisers B##  7/22/1996    7.86%   1.10%      7.16%
----------------------------------------------------------
Advisers C#   7/22/1996   12.92%   1.50%      7.17%
----------------------------------------------------------
Advisers C##  7/22/1996   10.79%   1.30%      7.02%
----------------------------------------------------------
Advisers Y#   7/22/1996   14.28%   2.72%      8.45%
----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
Senior Vice President, Partner
PAUL D. KAPLAN
Senior Vice President, Partner,
Director of Fixed Income

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Advisers Fund Class A, before sales charge, returned 13.62% for the twelve-month period ended October 31, 2003. The Fund underperformed both the Lipper Flexible Average return of 16.6% and the Fund's Composite Index (S&P 500 55%: Lehman Brothers Government/ Credit 35%: T-Bill 10%) return of 13.8%.

WHY DID THE FUND PERFORM THIS WAY?

After a three-year decline, the US equity markets rallied during the period, with the S&P 500 rising 20.79%. This surge in the broad market began with the ending of the conflict in Iraq and has been fueled by increasing optimism that the economy is in the early stages of rebounding as signaled by increases in consumer confidence and manufacturing output, resilience in consumer spending and productivity gains, and support from low interest rates and reduced tax rates.

A significant shift took place during the third quarter of 2003 as fixed income investors experienced their first negative quarterly return, albeit a modest one, since the fourth quarter of 1999. Long interest rates rose significantly in July as signs of a second-half recovery continued to appear. From a total-return perspective, fixed income investors were dealt one of the harshest blows in recent memory in July, as the Lehman Aggregate Index fell 3.36% during the month in a broad-based bond market rout. However, Treasury bond prices recovered these losses as the market began to question the view that the economic recovery had fully taken hold. When the dust had settled, for the twelve-month period ended October 31, 2003, the Lehman Aggregate Index posted a return of 4.91%.

During the period, our stock/bond/cash allocation mix was a positive contributor to performance. Starting last year, we have been gradually increasing our stock exposure as we began to see positive signs of a recovery. After being risk adverse in 2002, investors moved into the riskiest areas of the market, bidding up smaller and mid-size companies, particularly in Technology and ignoring large-cap, high-quality companies with established track records. The Fund's large-cap, high-quality discipline has not been helped by this development.

Strong stock selection in several sectors, most notably Health Care, Financials and Energy, boosted our performance. Conversely, overall stock selection within Technology, Consumer Discretionary, Consumer Staples and Industrials detracted from performance. At the margin, the Fund's underweight position in Telecommunications and overweight position in Materials helped performance. Two of the strongest contributors to performance were Cisco (Technology) and Citigroup (Financials). Cisco benefited from a rebound in technology spending over the last year as well as new product introductions. Citigroup has executed well, controlled costs and is leveraged to improving global capital markets. During the period we added to Citigroup and held onto our position in Cisco.

The top three detractors from performance were SBC Communications (Telecommunications), Schering-Plough (Pharmaceuticals) and Safeway (Consumer Staples). Along with others in the telecom industry, SBC has struggled as a result of overcapacity, competition, and new technologies. Schering-Plough has suffered from competitive pressures across its key drug franchises as well as from the switch of Claritin, their leading product, to the OTC market. Safeway lowered its earnings guidance resulting from increasing operating costs.

Within the fixed-income portion of the Fund, our focus on high quality instruments has been slightly detrimental as investors continue to focus on lower quality fixed income securities. Nonetheless, we feel confident that our style and approach are well devised and positioned to perform well in the future as investors look for companies with proven performance and well-established positioning in the marketplace.

WHAT IS YOUR OUTLOOK?

As we enter the final quarter of 2003, investor optimism surrounding the economy and the equity markets has started to consolidate. Tax cuts, a weaker dollar, sustained productivity, and healthier balance sheets all bode well for corporate profits. As the economy continues to stabilize, we will look for improved corporate spending and employment trends as key gauges to determine the sustainability of the domestic recovery. At this juncture, we believe a sustainable uptrend will in fact unfold and support growth in 2004. As a result of these positive trends, we continue to see improvement in the business sector and the Fund's strategic bias is positioned to take advantage of these positive trends.

On the fixed-income side, the economy continues to show signs of a sustained recovery and the bond market struggles with stronger economic indicators and a central bank which has promised to remain accommodative for some extended period of time. While we have outlined an environment that should be supportive of the business sector and corporate balance sheets in particular, we have begun to shift investments away from corporate bonds and back toward government securities as the corporate sector has returned to fair value. An improving economic environment is also supportive of our slightly shorter duration posture, as interest rates should see sustained upward pressure over the next twelve months.

The Hartford Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 CAPITAL APPRECIATION FUND                S&P 500 INDEX
                                                                 -------------------------                -------------
7/22/96                                                                     9450                              10000
                                                                            9667                              10102
                                                                           10593                              10317
                                                                           11302                              10897
10/96                                                                      11671                              11198
                                                                           12531                              12043
                                                                           13017                              11805
                                                                           14118                              12542
                                                                           14031                              12641
                                                                           13368                              12122
                                                                           13485                              12845
                                                                           16252                              13630
                                                                           17633                              14236
                                                                           19319                              15368
                                                                           19701                              14507
                                                                           21534                              15301
10/97                                                                      20367                              14790
                                                                           20395                              15475
                                                                           20189                              15741
                                                                           19713                              15914
                                                                           21570                              17061
                                                                           22309                              17935
                                                                           22432                              18118
                                                                           20940                              17806
                                                                           21265                              18529
                                                                           20376                              18333
                                                                           15926                              15684
                                                                           16600                              16689
10/98                                                                      18243                              18044
                                                                           19489                              19138
                                                                           20847                              20240
                                                                           22388                              21086
                                                                           21072                              20430
                                                                           22858                              21248
                                                                           24154                              22070
                                                                           25125                              21549
                                                                           26492                              22745
                                                                           26808                              22035
                                                                           25869                              21925
                                                                           25409                              21324
10/99                                                                      27022                              22674
                                                                           29525                              23134
                                                                           34762                              24495
                                                                           34369                              23265
                                                                           39947                              22825
                                                                           39828                              25058
                                                                           35674                              24304
                                                                           33790                              23805
                                                                           37326                              24391
                                                                           36736                              24010
                                                                           40832                              25501
                                                                           39685                              24155
10/00                                                                      38312                              24054
                                                                           34607                              22158
                                                                           37677                              22267
                                                                           39802                              23057
                                                                           37453                              20957
                                                                           35708                              19630
                                                                           38735                              21153
                                                                           39273                              21295
                                                                           38606                              20777
                                                                           36845                              20574
                                                                           35243                              19288
                                                                           30813                              17731
10/01                                                                      31706                              18070
                                                                           33837                              19456
                                                                           35140                              19627
                                                                           33773                              19341
                                                                           32746                              18967
                                                                           34285                              19680
                                                                           32170                              18488
                                                                           31761                              18352
                                                                           29144                              17045
                                                                           26594                              15717
                                                                           27134                              15820
                                                                           25058                              14102
10/02                                                                      26912                              15342
                                                                           29186                              16244
                                                                           27108                              15290
                                                                           26463                              14891
                                                                           26108                              14668
                                                                           25714                              14810
                                                                           27792                              16029
                                                                           29988                              16872
                                                                           30737                              17088
                                                                           31303                              17389
                                                                           32445                              17728
                                                                           32393                              17540
10/03                                                                      34839                              18531

    --- CAPITAL APPRECIATION FUND              --- S & P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $34,839 ending value                       $18,531 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

             INCEPTION                       SINCE
               DATE      1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------
Cap App A#   7/22/1996   29.46%   13.81%    19.62%
---------------------------------------------------------
Cap App A##  7/22/1996   22.43%   12.52%    18.70%
---------------------------------------------------------
Cap App B#   7/22/1996   28.45%   12.98%    18.79%
---------------------------------------------------------
Cap App B##  7/22/1996   23.45%   12.73%    18.79%
---------------------------------------------------------
Cap App C#   7/22/1996   28.60%   13.04%    18.83%
---------------------------------------------------------
Cap App C##  7/22/1996   26.31%   12.81%    18.67%
---------------------------------------------------------
Cap App Y#   7/22/1996   30.19%   14.39%    20.23%
---------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Capital Appreciation Fund Class A, before sales charge, returned 29.46% for the twelve-month period ended October 31, 2003. The Fund's return trailed the 33.0% return for the Composite Index (S&P 500 40%: Russell 2500 60%), but outperformed the Lipper Multi-Cap Core Average, which returned 23.8% for the same time period and the 20.79% return for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets continued to rise during the period as both the S&P 500 and NASDAQ Composite added to the year's gains; over the past twelve months the S&P 500 has now gained over 20%. During the quarter, the optimism regarding the economy that fueled the second quarter's sharp rally essentially became the consensus view. All market cap styles benefited, with the performance of small- and mid-cap stocks again exceeding that of large-cap equities. All ten S&P 500 sectors registered positive returns during the period with the strong results in Financials, Information Technology, and Consumer Discretionary.

Our investment decisions, while based primarily on company-by-company fundamental analysis, may also be shaped by secular themes. We try to emphasize differences between our outlook and Wall Street consensus, and utilize a broad array of other investment techniques. Our Fund is focused on providing shareholders with maximum total returns. In seeking this level of high total return, the investment approach seeks capital appreciation from all companies regardless of market capitalization size, sector, or country. Having said this, the Fund benefited the most from strong stock selection in Telecommunication Services, Energy, and Materials, but these relative gains were slightly offset by the relatively poor stock selection in Information Technology, Industrials, and Health Care. The three largest contributors to performance were Nextel Communications (Telecommunication Services) which benefited from continued strength in its push-to-talk phone, Nortel Networks (Information Technology) which rose on new contract awards and a debt outlook upgrade from a credit agency, and Freeport-McMoran (Materials). The three biggest detractors from performance were Northrop Grumman (Industrials), AGCO (Industrials), and HealthSouth (Health Care). The Fund has exited the positions in these poor performers. It is important to note that as the Fund has grown larger, the portion of the Fund represented by small-caps has grown smaller. This has been slightly detrimental to the overall performance of the Fund as small-caps have been the strongest performing market cap category over this period.

WHAT IS YOUR OUTLOOK?

The performance of the equity markets over the past year suggests that investors are ascribing a high probability to the emergence of an economic recovery in the not-so-distant future. Although the stage appears to be set for a rebound, direct evidence of a recovery has been slow in coming. Productivity gains, improved financial flexibility, and a weaker dollar have only just started to positively influence corporate earnings. More significant and sustained increases in profits are likely necessary to impact capital spending and employment trends in a manner that allows for a sustained, moderate recovery. Tax cuts and low interest rates have provided a positive backdrop for an economic recovery, but higher fiscal deficits and rising interest rates could cause this safety net to be removed before the economy lands on its feet. With this in mind, we continue to focus on stocks that can appreciate in the face of shifting economic winds.

The Hartford Disciplined Equity Fund
(subadvised by Wellington Management Company, LLP)
(formerly The Hartford Growth and Income Fund)

PERFORMANCE OVERVIEW(3) 4/30/98 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  DISCIPLINED EQUITY FUND                 S&P 500 INDEX
                                                                  -----------------------                 -------------
4/30/98                                                                     9450                              10000
                                                                            9242                               9828
                                                                            9591                              10227
                                                                            9591                              10119
                                                                            8269                               8656
                                                                            8829                               9211
10/98                                                                       9625                               9959
                                                                           10155                              10563
                                                                           10847                              11171
                                                                           11197                              11638
                                                                           10790                              11276
                                                                           11311                              11727
                                                                           11652                              12181
                                                                           11416                              11894
                                                                           12145                              12554
                                                                           11889                              12162
                                                                           11719                              12101
                                                                           11369                              11770
10/99                                                                      11861                              12515
                                                                           12178                              12769
                                                                           13104                              13520
                                                                           12359                              12841
                                                                           12330                              12598
                                                                           13648                              13830
                                                                           13104                              13414
                                                                           12779                              13139
                                                                           13249                              13462
                                                                           13143                              13252
                                                                           14029                              14075
                                                                           13182                              13332
10/00                                                                      13124                              13276
                                                                           12074                              12230
                                                                           12254                              12291
                                                                           12855                              12727
                                                                           11813                              11568
                                                                           11171                              10836
                                                                           12073                              11676
                                                                           12173                              11754
                                                                           11922                              11469
                                                                           11663                              11356
                                                                           10971                              10646
                                                                           10059                               9787
10/01                                                                      10380                               9974
                                                                           11112                              10739
                                                                           11212                              10834
                                                                           10952                              10676
                                                                           10631                              10470
                                                                           11022                              10863
                                                                           10251                              10205
                                                                           10150                              10130
                                                                            9299                               9409
                                                                            8657                               8675
                                                                            8707                               8732
                                                                            7755                               7784
10/02                                                                       8447                               8468
                                                                            8898                               8966
                                                                            8397                               8440
                                                                            8117                               8220
                                                                            7987                               8096
                                                                            8037                               8175
                                                                            8659                               8848
                                                                            9130                               9313
                                                                            9210                               9432
                                                                            9331                               9598
                                                                            9542                               9785
                                                                            9542                               9682
10/03                                                                      10103                              10229

    --- DISCIPLINED EQUITY FUND                --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $10,103 ending value                       $10,229 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

                     INCEPTION                       SINCE
                       DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------------
Disciplined Eqy A#   4/30/1998   19.57%    0.97%     1.21%
-----------------------------------------------------------------
Disciplined Eqy A##  4/30/1998   13.00%   -0.17%     0.18%
-----------------------------------------------------------------
Disciplined Eqy B#   4/30/1998   18.73%    0.25%     0.50%
-----------------------------------------------------------------
Disciplined Eqy B##  4/30/1998   13.73%   -0.13%     0.33%
-----------------------------------------------------------------
Disciplined Eqy C#   4/30/1998   18.70%    0.28%     0.52%
-----------------------------------------------------------------
Disciplined Eqy C##  4/30/1998   16.51%    0.07%     0.33%
-----------------------------------------------------------------
Disciplined Eqy Y#   4/30/1998   20.05%    1.49%     1.72%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

JAMES A. RULLO, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Disciplined Equity Fund Class A, before sales charge, returned 19.57% for the 12-month period ended October 31, 2003, modestly underperforming its benchmark, the S&P 500 index, which returned 20.79%, but outperforming the Lipper Large Cap Core Average, which returned 17.8% during the period.

WHY DID THE FUND PERFORM THIS WAY?

During the 12-month period ending October 31, 2003, equity markets rose sharply with much of the gains occurring after March 2003. Within the S&P 500, all ten sectors posted positive gains with the strong returns coming from Information Technology, Materials, and Consumer Discretionary. Signs of an economic re-acceleration are upon us, characterized by improvements in retail spending and industrial production. We expect that progress in the labor market will play an important role in sustaining economic growth in 2004.

The Fund slightly under-performed its market benchmark during the period, primarily due to weak stock selection in the Consumer Discretionary and Information Technology sectors. The portfolio maintains similar sector exposures to that of the S&P 500 index. Within these two sectors, some of the names that hurt the portfolio's relative performance were First Data, Microsoft and Time Warner. Both First Data and Microsoft have lagged the general rally in technology stocks as investors have gravitated towards largely more speculative names. Both companies continue to execute and grow their earnings and the relative performance is reflective of the somewhat defensive nature of the two holdings. Time Warner stock continues to be plagued by its under-performing AOL division and the hangover from ongoing SEC inquiries. In all three cases mentioned above we continue to believe that the risk reward remains very favorable and are maintaining our positions.

Despite weakness in these sectors, the Fund benefited from strong stock selection within eight of the ten sectors, with very strong results in Financials, Health Care and Telecommunications Services. Within these sectors some of the names that added value to the portfolio were Countrywide Financial, Genzyme and Nextel Communications. Countrywide Financial has been a significant beneficiary of the refinancing boom and continues to gain share. Genzyme, a large biotechnology concern focusing on genetic disorders and renal disease, continues to show growing strength in sales of its drugs. Nextel Communications, a wireless service provider, is gaining market share and will likely benefit when the new Wireless Local Number Portability rules come into effect.

WHAT IS YOUR OUTLOOK?

In the current environment of accelerating growth, productivity is surging and remains well above the rate of the 1990's, implying better corporate profits, higher investments, and ultimately job creation. Although the theme of a jobless recovery abounds, there are signs of better times for labor ahead. The number of self-employed workers is growing and small businesses have expressed intentions to step up hiring. We expect net employment gains to become more visible toward the end of 2003. We believe the consumption environment will be sound next year, bolstered by more jobs, tax cuts, and an improving net worth position of households. Furthermore, the outlook for capital spending is solid and will likely emerge as a new driver of growth.

The Hartford Dividend and Growth Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  DIVIDEND AND GROWTH FUND                S&P 500 INDEX
                                                                  ------------------------                -------------
7/22/96                                                                     9450                              10000
                                                                            9545                              10102
                                                                            9695                              10317
                                                                           10149                              10897
10/96                                                                      10423                              11198
                                                                           10990                              12043
                                                                           10894                              11805
                                                                           11409                              12542
                                                                           11589                              12641
                                                                           11142                              12122
                                                                           11504                              12845
                                                                           12246                              13630
                                                                           12906                              14236
                                                                           13652                              15368
                                                                           13002                              14507
                                                                           13768                              15301
10/97                                                                      13356                              14790
                                                                           13988                              15475
                                                                           14270                              15741
                                                                           14454                              15914
                                                                           15066                              17061
                                                                           15858                              17935
                                                                           15771                              18118
                                                                           15509                              17806
                                                                           15671                              18529
                                                                           15553                              18333
                                                                           13565                              15684
                                                                           14415                              16689
10/98                                                                      15434                              18044
                                                                           15895                              19138
                                                                           16335                              20240
                                                                           16179                              21086
                                                                           15933                              20430
                                                                           16325                              21248
                                                                           17330                              22070
                                                                           16887                              21549
                                                                           17456                              22745
                                                                           16913                              22035
                                                                           16478                              21925
                                                                           16041                              21324
10/99                                                                      16962                              22674
                                                                           16867                              23134
                                                                           17083                              24495
                                                                           16393                              23265
                                                                           15470                              22825
                                                                           17173                              25058
                                                                           16960                              24304
                                                                           17317                              23805
                                                                           16774                              24391
                                                                           16774                              24010
                                                                           17725                              25501
                                                                           17893                              24155
10/00                                                                      18242                              24054
                                                                           17883                              22158
                                                                           18800                              22267
                                                                           18509                              23057
                                                                           18337                              20957
                                                                           17746                              19630
                                                                           18653                              21153
                                                                           18967                              21295
                                                                           18479                              20777
                                                                           18597                              20574
                                                                           18002                              19288
                                                                           16830                              17731
10/01                                                                      16841                              18070
                                                                           17748                              19456
                                                                           17938                              19627
                                                                           17983                              19341
                                                                           18258                              18967
                                                                           18744                              19680
                                                                           17970                              18488
                                                                           18135                              18352
                                                                           17185                              17045
                                                                           15855                              15717
                                                                           15744                              15820
                                                                           14034                              14102
10/02                                                                      15065                              15342
                                                                           16075                              16244
                                                                           15392                              15290
                                                                           14870                              14891
                                                                           14559                              14668
                                                                           14528                              14810
                                                                           15586                              16029
                                                                           16577                              16872
                                                                           16717                              17088
                                                                           16874                              17389
                                                                           17242                              17728
                                                                           17035                              17540
10/03                                                                      17840                              18531

    --- DIVIDEND AND GROWTH FUND               --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $17,840 ending value                       $18,531 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

                  INCEPTION                       SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Div & Growth A#   7/22/1996   18.42%   2.94%      9.12%
--------------------------------------------------------------
Div & Growth A##  7/22/1996   11.91%   1.78%      8.28%
--------------------------------------------------------------
Div & Growth B#   7/22/1996   17.52%   2.21%      8.34%
--------------------------------------------------------------
Div & Growth B##  7/22/1996   12.52%   1.84%      8.34%
--------------------------------------------------------------
Div & Growth C#   7/22/1996   17.67%   2.25%      8.38%
--------------------------------------------------------------
Div & Growth C##  7/22/1996   15.49%   2.04%      8.24%
--------------------------------------------------------------
Div & Growth Y#   7/22/1996   19.03%   3.50%      9.67%
--------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Vice President
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Dividend and Growth Fund Class A, before sales charge, returned 18.42% for the 12-month period ended October 31, 2003. The Fund under-performed its competitive group, the Lipper Equity Income Average, which returned 19.9% and the S&P 500 Index, the Fund's benchmark, which returned 20.79% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the 12-month period ended October 31, 2003, the economic picture has improved, slowly. With both fiscal and monetary stimulation at sizable levels, the economy should continue to strengthen and we expect Gross Domestic Product to further improve in 2004. Productivity figures have been very strong as well, having a very large positive impact on corporate earnings. However, job growth has lagged the recovery, indicating that manufacturing jobs continue to go overseas and that businesses are still cautious about hiring.

With respect to the Fund's relative results, our underperformance can be largely attributed to our low exposure to high beta, speculative Information Technology names and a handful of poor investments within the Telecommunications industry. Our Technology underweight negatively impacted performance as the sector, fueled by a recovery in semiconductors and hardware providers returned over 40% for the period. In terms of our diversified Telecommunication provider holdings, we were disappointed with the performance of Verizon and AT&T, which traded lower on weaker than expected demand for their core services. On an absolute basis, Schering-Plough (Pharmaceuticals) was the largest detractor from performance. Schering-Plough faced competitive pressures across several key drug franchises. At the end of the period, we continued to own AT&T, Verizon and Schering-Plough.

Our stock selection was particularly strong among Financials and Industrials names, highlighted by significant positive contributions from Citigroup and Caterpillar, respectively. Citigroup benefited from its leverage to rising financial markets while Caterpillar experienced a significant up tick in orders resulting in higher earnings levels relative to previous cycles. At the margin, our macroeconomic strategies paid off as our overweight to Utilities and underweight to Health Care and Consumer Staples boosted benchmark-relative returns.

WHAT IS YOUR OUTLOOK?

The market was driven more by earnings in the third quarter, which was a positive for our portfolio. We have remained conservative in our positioning, as we do not think that the combination of a stronger economy, higher interest rates, and a weaker dollar will lead to further multiple expansion. We are well positioned for a shift from speculation on higher-valued growth stocks to more reasonably priced companies.

The Hartford Equity Income Fund (subadvised by Wellington Management Company,
LLP)

PERFORMANCE OVERVIEW(3) 8/28/03 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     EQUITY INCOME FUND              RUSSELL 1000 VALUE INDEX
                                                                     ------------------              ------------------------
8/28/03                                                                     9450                              10000
9/03                                                                        9403                               9902
10/03                                                                       9800                              10508

    --- EQUITY INCOME FUND                     --- RUSSELL 1000 VALUE INDEX
        $9,450 starting value                      $10,000 starting value
        $9,800 ending value                        $10,508 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                   INCEPTION DATE   SINCE INCEPTION
--------------------------------------------------------
Equity Income A#     8/28/2003           3.70%
--------------------------------------------------------
Equity Income A##    8/28/2003          -1.98%
--------------------------------------------------------
Equity Income B#     8/28/2003           3.60%
--------------------------------------------------------
Equity Income B##    8/28/2003          -1.40%
--------------------------------------------------------
Equity Income C#     8/28/2003           3.60%
--------------------------------------------------------
Equity Income C##    8/28/2003           2.60%
--------------------------------------------------------
Equity Income Y#     8/28/2003           3.90%
--------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Managing Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Equity Income Fund commenced operations on August 28, 2003. During the two-month period ended October 31, 2003, the fund returned 3.70% for Class A before sales charge. The Fund slightly under-performed both the Russell 1000 Value Index of 5.08% and its Lipper Equity Income peer group of 4.2%.

WHY DID THE FUND PERFORM THIS WAY?

US equity markets made modest progress during the period as investor enthusiasm was bolstered by improving trends in the economy. In this environment, value outperformed growth by 60 basis points. The broader market, as represented by the S&P 500, returned 4.5%. Our orientation towards dividend paying securities hurt relative performance during the period as companies with below market yields significantly outperformed companies with above market yields.

The Fund's under-performance during this period was due primarily to poor stock selection in Finance and Telecommunications, and an underweight in Technology. In particular, the Fund's poor stock selection within Banks and Insurance were large detractors of performance. The Telecommunications sector, as a whole, continues to work its way through consolidation. Wireline carriers continue to see pressure on access lines and pricing from regulatory, technological substitution and economic issues. The top three detractors from performance were Marsh and McLennan (Finance), Verizon (Telecommunications) and Exxon Mobil (Energy). Marsh and McLennan's stock suffered from recent allegations of improper trading within its wholly owned subsidiary, Putnam Investments. While the news was unexpected, we believe its overall impact on the firm should not be overly significant. While third quarter results were in-line with guidance, Verizon is struggling from erosion of its core wireline business and labor cost increases. Exxon Mobil was weak due to a production volume shortfall, which the entire industry is experiencing and partially explains why oil prices have remained high. As of the end of the period, all three stocks continued to be held within the portfolio.

Partially offsetting our detractors was strong stock selection within Industrials, Materials and Consumer Discretionary. Within Consumer Discretionary, the Fund's underweight to media, an area that has under-performed over the period due to weak advertising spending by corporations, was the prime contributor to performance. Three contributors to performance during the period were Morgan Stanley (Finance), Rockwell (Industrials) and Masco (Industrials). All three positions were held as of the end of the period.

Despite an economic expansion that is nearly two years old, investors in the US and abroad share a sense of unease as a result of a jobless recovery, unbalanced dependence on consumer spending, and unsustainable deficits. Given this outlook, we continue to build positions in long-cycle companies and believe that long-term, the Fund is well positioned to benefit from the recovering economy.

WHAT IS YOUR OUTLOOK?

Economic stimulus from fiscal, monetary, and dollar policies, aided by the self-healing mechanisms embedded in the economy, led us to expect an improvement in growth in the second half of the year. With the third quarter Gross Domestic Product growth in excess of 4%, our thesis remains intact. The only things that have changed are the sharp equity market rally and the heightened sensitivity of policy makers to structural issues that have become obvious over the last three months.

The Hartford Focus Fund (subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 5/24/01 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         FOCUS FUND                       S&P 500 INDEX
                                                                         ----------                       -------------
5/24/01                                                                     9450                              10000
                                                                            9441                               9715
                                                                            9186                               9479
                                                                            8996                               9386
                                                                            8770                               8798
                                                                            8014                               8088
10/01                                                                       8335                               8242
                                                                            9129                               8874
                                                                            9526                               8952
                                                                            9176                               8822
                                                                            9072                               8651
                                                                            9299                               8977
                                                                            8439                               8433
                                                                            8221                               8371
                                                                            7513                               7775
                                                                            7125                               7169
                                                                            7087                               7216
                                                                            6274                               6432
10/02                                                                       6917                               6998
                                                                            7626                               7409
                                                                            7106                               6974
                                                                            6926                               6792
                                                                            6718                               6690
                                                                            6737                               6755
                                                                            7228                               7311
                                                                            7663                               7696
                                                                            7719                               7794
                                                                            8040                               7931
                                                                            8106                               8086
                                                                            7917                               8000
10/03                                                                       8446                               8452

    --- FOCUS FUND                             --- S&P 500 INDEX
        $9,450 starting value                      $10,000 starting value
        $8,446 ending value                        $8,452  ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

           INCEPTION DATE   1 YEAR   SINCE INCEPTION
---------------------------------------------------------
Focus A#     5/24/2001      22.13%       -4.49%
---------------------------------------------------------
Focus A##    5/24/2001      15.36%       -6.67%
---------------------------------------------------------
Focus B#     5/24/2001      21.24%       -5.15%
---------------------------------------------------------
Focus B##    5/24/2001      16.24%       -6.33%
---------------------------------------------------------
Focus C#     5/24/2001      21.27%       -5.19%
---------------------------------------------------------
Focus C##    5/24/2001      19.06%       -5.58%
---------------------------------------------------------
Focus Y#     5/24/2001      22.66%       -4.05%
---------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Focus Fund Class A, before sales charge, returned 22.13% for the 12-month period ended October 31, 2003, outperforming its Lipper Large Cap Core Average of 17.8% and the S&P 500 Index, the Fund's benchmark, 20.79%.

WHY DID THE FUND PERFORM THIS WAY?

Most major market indices posted positive returns during the period. On a relative basis, small caps continued to outperform mid cap and large cap stocks and value edged out growth by a small margin. All ten sectors of the S&P 500 posted positive gains for the period with strong results in Consumer Discretionary, Materials and Technology.

Strong stock selection, within the Financial, Health Care, Materials and Energy sectors, was the primary contributor to out-performance. At the margin, the Fund's overweight positions within Information Technology and Consumer Discretionary helped performance. Two of the strongest contributors to performance were Cisco (Technology) and Genzyme (Biotechnology). Cisco benefited from a rebound in technology spending over the last year as well as new product introductions. Genzyme has had a strong year after 2 new product approvals by the FDA, Fabryzyme and Aldurazyme as well as stronger sales of its leading products, Renagel and Cerezyme.

Conversely not all of our stocks performed well during the period. In particular poor stock selection within Consumer Staples, Consumer Discretionary and Industrials detracted from performance. The top three detractors from performance were Schering-Plough (Pharmaceutical), Baxter International (Health Care Equipment) and Safeway (Consumer Staples). Schering-Plough has suffered from competitive pressures across its key drug franchises as well as from the switch of Claritin, their leading product, to the OTC market. Safeway lowered their earnings guidance resulting from increasing operating costs and declining margins due to competition from Wal-Mart. Finally, Baxter International had disappointing results due to pricing and competition in the Factor VIII market, one of their key growth drivers. All three stocks were eliminated from the portfolio.

WHAT IS YOUR OUTLOOK?

Investor optimism surrounding the economy and the equity market has started to consolidate. Tax cuts, a weaker dollar, sustained productivity, and healthier balance sheets all bode well for corporate profits. The consumer has driven the economic recovery so far; however, we will look for improved corporate spending and employment trends as key gauges to determine the sustainability of the domestic recovery. At this juncture, we believe a sustainable up-trend will in fact unfold over the next several months and support growth in 2004.

The Hartford Global Communications Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 10/31/00 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                 MSCI AC WORLD
                                                GLOBAL COMMUNICATIONS     TELECOMMUNICATIONS SERVICES
                                                        FUND                         INDEX                    S&P 500 INDEX
                                                ---------------------     ---------------------------         -------------
10/31/00                                                9450                         10000                        10000
                                                        7314                          8625                         9212
                                                        7399                          8405                         9257
                                                        8883                          9231                         9586
                                                        7068                          7800                         8713
                                                        5982                          7362                         8161
                                                        6492                          7922                         8794
                                                        5963                          7313                         8853
                                                        5689                          6831                         8638
                                                        5585                          6911                         8553
                                                        4791                          6173                         8019
                                                        4564                          6248                         7372
10/01                                                   4319                          6020                         7513
                                                        4565                          6306                         8089
                                                        4697                          6343                         8160
                                                        4101                          5776                         8041
                                                        3601                          5513                         7886
                                                        3733                          5585                         8182
                                                        3317                          4977                         7686
                                                        3326                          5009                         7630
                                                        2882                          4489                         7087
                                                        2731                          4254                         6534
                                                        2882                          4250                         6577
                                                        2504                          3594                         5863
10/02                                                   3061                          4411                         6378
                                                        3392                          4883                         6753
                                                        3241                          4595                         6357
                                                        3156                          4494                         6191
                                                        3137                          4261                         6098
                                                        3080                          4208                         6157
                                                        3383                          4513                         6664
                                                        3666                          5055                         7015
                                                        3864                          5098                         7104
                                                        3874                          4978                         7229
                                                        3987                          4964                         7370
                                                        4063                          4994                         7292
10/03                                                   4412                          5234                         7704

    --- GLOBAL COMMUNICATIONS FUND            --- MSCI AC WORLD FREE TELECOMMUNICATIONS
        $9,450 starting value                     SERVICES INDEX
        $4,412 ending value                       $10,000 starting value
                                                  $5,234  ending value
    -- S & P 500 INDEX
        $10,000 starting value
        $7,704  ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                 INCEPTION DATE   1 YEAR   SINCE INCEPTION
---------------------------------------------------------------
Global Comm A#     10/31/2000     44.14%       -22.42%
---------------------------------------------------------------
Global Comm A##    10/31/2000     36.15%       -23.86%
---------------------------------------------------------------
Global Comm B#     10/31/2000     43.57%       -22.92%
---------------------------------------------------------------
Global Comm B##    10/31/2000     38.57%       -23.70%
---------------------------------------------------------------
Global Comm C#     10/31/2000     43.26%       -22.97%
---------------------------------------------------------------
Global Comm C##    10/31/2000     40.83%       -23.23%
---------------------------------------------------------------
Global Comm Y#     10/31/2000     45.40%       -22.03%
---------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

ARCHANA BASI, CFA
Vice President, Portfolio Coordinator, Global Industry Analyst

DAVID NINCIC, CFA
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Communications Fund Class A, before sales charge, returned 44.14% for the twelve-month period ended October 31, 2003. The Fund strongly outperformed the MSCI AC (All Country) World Free Telecommunication Services Index, which returned 18.66%, and the Lipper Telecommunications Mutual Fund Average, which returned 34.1% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Global telecommunications was one of the best performing sectors as the Fund's return of 44% far exceeded the 24.3% gain of the MSCI World Index. The Fund's outperformance over the twelve-month period relative to the MSCI AC World Free Telecommunications Services Index was driven almost entirely by superior stock selection across all of the sub-sectors invested in by the portfolio. Within the Integrated/Diversified Telecommunications sector, disappointing investments in AT&T and SBC Communications were more than offset by the exceptional performance of such holdings as Citizens Communications (US), Telekom Austria (Austria), and Telekom South (South Africa). In general, we continue to find increasingly attractive wireline opportunities in less developed countries as revenue opportunities significantly outpace those within more mature developed markets. Our wireless holdings performed exceptionally well during the period, led by Nextel Communications (US), and Mobistar (Belgium). Our sub-sector rotation was also a positive driver of performance during the period, as we moved to an overweight position in the Integrated Telecommunications and a slight underweight position within the Wireless Telecommunications sub-sector.

WHAT IS YOUR OUTLOOK?

We believe that the remainder of 2003 and 2004 will be tough for both wireline and wireless stocks. Wireline carriers face access line declines and voice substitutions to wireless, which is already bearing itself out in financial results. Wireless carriers outside of the U.S. should experience weak subscriber growth, and price competition is intensifying throughout the world. Despite a difficult telecom industry backdrop, we believe that the Fund can continue to find underpriced stocks of companies with solid business fundamentals, which are not appreciated by the market.

The Hartford Global Financial Services Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 10/31/00 - 10-/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                            GLOBAL FINANCIAL SERVICES   MSCI FINANCIAL EX REAL ESTATE
                                                      FUND                          INDEX                     S&P 500 INDEX
                                            -------------------------   -----------------------------         -------------
10/31/00                                               9450                         10000                         10000
                                                       9091                          9618                          9212
                                                      10036                         10358                          9257
                                                       9857                         10361                          9586
                                                       9630                          9685                          8713
                                                       9290                          9114                          8161
                                                       9715                          9501                          8794
                                                       9941                          9447                          8853
                                                       9989                          9364                          8638
                                                       9885                          9166                          8553
                                                       9715                          9066                          8019
                                                       8836                          8104                          7372
10/01                                                  8854                          8117                          7513
                                                       9100                          8533                          8089
                                                       9384                          8630                          8160
                                                       8949                          8330                          8041
                                                       8921                          8183                          7886
                                                       9402                          8772                          8182
                                                       9430                          8799                          7686
                                                       9298                          8912                          7630
                                                       8987                          8423                          7087
                                                       8079                          7630                          6534
                                                       8070                          7728                          6577
                                                       7134                          6668                          5863
10/02                                                  7588                          7314                          6378
                                                       8004                          7672                          6753
                                                       7566                          7225                          6357
                                                       7205                          6988                          6191
                                                       7025                          6841                          6098
                                                       6987                          6711                          6157
                                                       7718                          7651                          6664
                                                       8098                          8089                          7015
                                                       8184                          8199                          7104
                                                       8458                          8560                          7229
                                                       8430                          8496                          7370
                                                       8581                          8700                          7292
10/03                                                  9217                          9399                          7704

    --- GLOBAL FINANCIAL SERVICES FUND         --- MSCI FINANCE EX REAL ESTATE INDEX
        $9,450 starting value                      $10,000 starting value
        $9,217 ending value                        $9,399  ending value

    -- S&P 500 INDEX
        $10,000 starting value
        $7,704  ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Global Fin Ser A#     10/31/2000     21.48%       -0.82%
------------------------------------------------------------------
Global Fin Ser A##    10/31/2000     14.76%       -2.67%
------------------------------------------------------------------
Global Fin Ser B#     10/31/2000     20.58%       -1.52%
------------------------------------------------------------------
Global Fin Ser B##    10/31/2000     15.58%       -2.52%
------------------------------------------------------------------
Global Fin Ser C#     10/31/2000     20.58%       -1.52%
------------------------------------------------------------------
Global Fin Ser C##    10/31/2000     18.37%       -1.85%
------------------------------------------------------------------
Global Fin Ser Y#     10/31/2000     22.01%       -0.39%
------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

MARK T. LYNCH, CFA
Senior Vice President,
Partner, Portfolio Coordinator,
Global Industry Analyst

ERIC HALET
Vice President, Global Industry Analyst

R. ANDREW HEISKELL
Assistant Vice President,
Global Industry Analyst

JENNIFER L. NETTESHEIM, CFA
Vice President, Global Industry Analyst

THEODORE SHASTA, CFA
Senior Vice President,
Partner, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Financial Services Fund Class A, before sales charge, returned 21.48% for the twelve-month period ended October 31, 2003. The Fund underperformed its benchmark, the MSCI Finance ex-Real Estate Index, which returned 28.51%, and the Lipper Financial Services Mutual Fund Average, which returned 25.7% over the period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, financial stocks globally had positive returns that were stronger than other broad sectors as the MSCI Financials sector returned 29.0% versus the 24.3% return of the MSCI World Index. Relative to the MSCI Finance ex-Real Estate Index, the Fund's thematic sub-sector allocation decisions were the primary driver of underperformance. In particular, the Fund was underweight in the strong-performing Diversified Financials sub-sector, which benefited from the improved condition of the financial markets and the resultant increase in business. On the other hand, the Fund was overweight the Insurance Brokers which were weak as a result of company-specific issues at Marsh & McLennan and underlying business weakness at Clark.

Stock selection on an overall basis detracted from the Fund's relative performance over the period with poorest results in the Investment Banking and Brokerage sub-industry. The largest detractors were Investment Technology Group (Diversified Financial), Clark (Insurance Broker), and Mitsubishi Tokyo Financial (Commercial Bank), which were not held in the Fund as of the end of the period. The largest contributors to absolute return were Unicredito (Commercial Bank), Merrill Lynch (Diversified Financial), and Royal Bank of Scotland (Commercial Bank).

WHAT IS YOUR OUTLOOK?

We continue to have a favorable view of Insurance Companies while remaining cautious on Diversified Financials and Banks. Our favorable outlook on insurers is based on a continued strong property-casualty pricing cycle; premiums in the casualty business continue to rise. In addition, these companies benefit from stable or higher interest rates, an improving economy, and a better tone in the capital markets. Our cautious view of the banking industry is based on uncertainty surrounding the market's perception of the unfolding economic recovery, i.e., whether businesses spend excess cash accumulated through deposits over the last few years rather than ramping up their borrowing from banks as expected by the market.

The Hartford Global Health Fund (subadvised by Wellington Management Company,
LLP)

PERFORMANCE OVERVIEW(3) 5/1/00 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                        GOLDMAN SACHS HEALTH CARE
                                                   GLOBAL HEALTH FUND             S&P 500 INDEX                   INDEX
                                                   ------------------             -------------         -------------------------
5/01/00                                                    9450                       10000                       10000
                                                           9620                        9795                       10274
                                                          11323                       10036                       11392
                                                          11503                        9879                       11007
                                                          12118                       10493                       11404
                                                          12923                        9939                       11907
10/00                                                     13112                        9897                       12194
                                                          13463                        9117                       12366
                                                          13965                        9162                       12814
                                                          13168                        9487                       11631
                                                          13128                        8623                       11576
                                                          12321                        8077                       10544
                                                          12980                        8704                       11004
                                                          13590                        8762                       11246
                                                          13678                        8549                       10963
                                                          13599                        8465                       11263
                                                          13392                        7936                       10975
                                                          12958                        7296                       10889
10/01                                                     13264                        7435                       10905
                                                          13987                        8006                       11488
                                                          14168                        8076                       11271
                                                          13765                        7958                       10969
                                                          13816                        7804                       10914
                                                          14188                        8098                       11051
                                                          13705                        7607                       10360
                                                          13283                        7551                       10158
                                                          12077                        7014                        9192
                                                          11756                        6467                        8991
                                                          11524                        6509                        9055
                                                          10831                        5803                        8572
10/02                                                     11485                        6313                        8969
                                                          12273                        6684                        9220
                                                          11674                        6292                        8901
                                                          11499                        6127                        8906
                                                          11117                        6035                        8752
                                                          11230                        6094                        9018
                                                          12211                        6595                        9434
                                                          13409                        6942                        9873
                                                          13718                        7031                       10297
                                                          13770                        7155                       10337
                                                          13637                        7295                       10111
                                                          13946                        7217                       10126
10/03                                                     14246                        7625                       10225

    --- GLOBAL HEALTH FUND                     -- GOLDMAN SACHS HEALTH CARE INDEX
        $9,450  starting value                     $10,000 starting value
        $14,246 ending value                       $10,225 ending value

    --- S & P 500 INDEX
        $10,000 starting value
        $7,625  ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                   INCEPTION DATE   1 YEAR   SINCE INCEPTION
-----------------------------------------------------------------
Global Health A#      5/1/2000      24.02%       12.44%
-----------------------------------------------------------------
Global Health A##     5/1/2000      17.24%       10.64%
-----------------------------------------------------------------
Global Health B#      5/1/2000      23.13%       11.60%
-----------------------------------------------------------------
Global Health B##     5/1/2000      18.13%       10.94%
-----------------------------------------------------------------
Global Health C#      5/1/2000      23.11%       11.61%
-----------------------------------------------------------------
Global Health C##     5/1/2000      20.88%       11.29%
-----------------------------------------------------------------
Global Health Y#      5/1/2000      24.50%       13.10%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

JOSEPH H. SCHWARTZ, CFA
Senior Vice President, Partner, Portfolio Coordinator
Global Industry Analyst

ANN C. GALLO
Senior Vice President, Partner, Global Industry Analyst

JEAN M. HYNES, CFA
Senior Vice President, Partner, Global Industry Analyst

KIRK J. MAYER, CFA
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Health Fund Class A, before sales charge, returned 24.02% for the twelve-month period ended October 31, 2003. The Fund outperformed the Goldman Sachs Health Care Index, which returned 14.00%, and the Lipper Health and Biotechnology Mutual Fund Average, which returned 21.1% over the period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, Health Care stocks globally had positive returns but were weaker than other broad sectors as the MSCI Health Care sector returned 9.0% versus the 24.3% return of the MSCI World Index. Overall, the market commonly regards the Health Care sector as being more a defensive sector; the environment over the last year benefited more cyclical areas of the market. Relative to the Goldman Sachs Health Care Index, both sub-sector allocation and stock selection decisions drove Fund outperformance.

Over the period, the Fund maintained an overweight to Biotechnology stocks relative to the benchmark. We remain of the belief that valuations in this sub-sector do not adequately reflect the potential of new product pipelines that have been building in recent years reflecting technological developments within the Biotechnology and Genomics arena. This positioning has served the Fund well as investors have flocked back to the more speculative sectors of the market, including Biotechnology. In addition, stock selection was particularly strong within the Pharmaceuticals sub-sector.

The best absolute contributors within the portfolio during this time period included Genzyme (Biotechnology), which won new drug approvals from the FDA, Guidant (Health Care Equipment) which benefited from a slower-than-expected decline in its bare metal stent sales, and AstraZeneca (Pharmaceuticals) which continued to enjoy superior performance versus the other major pharmaceutical stocks due to its growth outlook. The greatest detractors were Schering-Plough (Pharmaceuticals) where the company experienced competitive pressures across several key drug franchises, HealthSouth (Health Care Provider), a stock held for an interim time during the period, and Vertex Pharmaceuticals (Biotechnology). At the end of the period, we continued to own Schering-Plough and Vertex.

WHAT IS YOUR OUTLOOK?

Among the Health Care sub-sectors, we see the greatest opportunities in Pharmaceutical and Biotechnology stocks. With regard to Pharmaceutical companies, product introductions have historically provided these companies with a significant ability to leverage cost bases. Investment opportunities are present in cases where the market underestimates a company's profit leverage.

In Biotechnology, favorable prospects to develop and sell breakthrough medicines remain unchanged. Biotechnology companies are highly leveraged to the FDA's greater risk tolerance for approval of orphan cancer drugs.

Within the Health Care Services sub-sector, we are at or very near the peak in the health insurance pricing cycle. Consolidation in the industry is likely to continue, as health insurance companies realize that slower enrollment growth and reduced premium pricing flexibility is forthcoming. The positive spread between premium rate increases and medical cost inflation will narrow in 2004. Within the Medical Devices sub-sector, several years of strong relative performance for Medical Technology stocks have left fewer stocks with attractive valuations, though fundamentals remain strong.

The Hartford Global Leaders Fund (subadvised by Wellington Management Company,
LLP)

PERFORMANCE OVERVIEW(3) 9/30/98 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    GLOBAL LEADERS FUND                  MSCI WORLD INDEX
                                                                    -------------------                  ----------------
9/30/98                                                                     9450                              10000
10/98                                                                      10697                              10906
                                                                           11482                              11556
                                                                           12320                              12122
                                                                           12932                              12389
                                                                           12572                              12061
                                                                           13176                              12565
                                                                           13478                              13062
                                                                           13011                              12587
                                                                           13878                              13176
                                                                           14072                              13138
                                                                           13995                              13117
                                                                           13800                              12991
10/99                                                                      14697                              13668
                                                                           15775                              14054
                                                                           18196                              15194
                                                                           17481                              14325
                                                                           19461                              14367
                                                                           19393                              15361
                                                                           18472                              14713
                                                                           17962                              14342
                                                                           18766                              14827
                                                                           18135                              14411
                                                                           19149                              14883
                                                                           18341                              14092
10/00                                                                      17287                              13858
                                                                           16263                              13019
                                                                           16870                              13231
                                                                           16870                              13488
                                                                           15319                              12349
                                                                           14265                              11540
                                                                           15370                              12397
                                                                           15052                              12243
                                                                           14764                              11861
                                                                           14395                              11704
                                                                           13598                              11145
                                                                           12412                              10164
10/01                                                                      12781                              10360
                                                                           13876                              10975
                                                                           13945                              11045
                                                                           13487                              10711
                                                                           13387                              10620
                                                                           13815                              11092
                                                                           13347                              10720
                                                                           13616                              10745
                                                                           12760                              10095
                                                                           11674                               9245
                                                                           11555                               9264
                                                                           10201                               8247
10/02                                                                      11167                               8857
                                                                           12153                               9337
                                                                           11087                               8886
                                                                           10838                               8617
                                                                           10578                               8470
                                                                           10429                               8447
                                                                           11595                               9201
                                                                           12292                               9732
                                                                           12581                               9904
                                                                           12891                              10108
                                                                           13249                              10328
                                                                           12890                              10393
10/03                                                                      13906                              11011

    --- GLOBAL LEADERS FUND                    --- MSCI WORLD INDEX
        $9,450  starting value                     $10,000 starting value
        $13,906 ending value                       $11,011 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                    INCEPTION DATE   1 YEAR   5 YEAR   SINCE INCEPTION
---------------------------------------------------------------------------
Global Leaders A#     9/30/1998      24.53%   5.39%         7.89%
---------------------------------------------------------------------------
Global Leaders A##    9/30/1998      17.71%   4.20%         6.70%
---------------------------------------------------------------------------
Global Leaders B#     9/30/1998      23.62%   4.63%         7.11%
---------------------------------------------------------------------------
Global Leaders B##    9/30/1998      18.62%   4.30%         6.96%
---------------------------------------------------------------------------
Global Leaders C#     9/30/1998      23.76%   4.68%         7.17%
---------------------------------------------------------------------------
Global Leaders C##    9/30/1998      21.52%   4.47%         6.96%
---------------------------------------------------------------------------
Global Leaders Y#     9/30/1998      25.24%   5.93%         8.45%
---------------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

ANDREW S. OFFIT, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Leaders Fund Class A, before sales charge, returned 24.53% for the twelve-month period ended October 31, 2003. The Fund outperformed the MSCI World Index benchmark return of 24.32% and the Lipper Global Funds Average return of 23.6%.

WHY DID THE FUND PERFORM THIS WAY?

The rebound in the global equity markets was broad based, with all developed markets participating in the advance and the majority of the ten broad market sectors of the MSCI World Index registering double-digit returns. The rally was propelled by continued signs of improvement in the global economy and reduced uncertainty in the geopolitical arena. At the regional level, performance was strongest within Japan and Asia excluding Japan. Performance within the United States and the United Kingdom was less robust during the period.

While we do not manage the Fund by country weights but, instead, focus solely on sector and stock weights, countries and regions played a part in our outperformance for the period. The Fund was helped by being overweight Europe and hurt by being underweight Japan and Canada. Our outperformance was largely driven by strong stock selection within Information Technology, Consumer Discretionary, and Financials, while security selection within Consumer Staples and Materials detracted from performance. Three of the largest contributors to performance were the French technology hardware company Alcatel, the Canadian technology hardware company Nortel Networks, and the Japanese software services company Yahoo Japan. Alcatel has benefited from solid earnings reports. Three of the largest detractors from performance were Lukoil, the Russian oil and gas company, Tandberg, the Norwegian communications equipment company, and the US conglomerate, Tyco. Lukoil continued to struggle during the period after the arrest of oil tycoon Mikhail Khodorkovsky on charges of fraud, theft and tax evasion.

WHAT IS YOUR OUTLOOK?

We remain underweight in Financial Services, an area that continues to have overcapacity issues that remain to be addressed, and where it is generally difficult to find good companies that have above market growth rates. We continue to have the highest conviction in the Technology sector, and remain convinced that, as time moves on, this sector can benefit from improving fundamentals and easier year-over-year comparisons. Overall, we continue to be positioned for economic growth and focused on companies that have improving prospects or where fundamentals are better than generally believed. We do not plan to change our investment approach, as we continue to believe that sector fundamentals and underlying company business trends are the most significant contributors to security selection.

The Hartford Global Technology Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 5/1/00 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                            GOLDMAN SACHS TECHNOLOGY
                                                 GLOBAL TECHNOLOGY FUND          COMPOSITE INDEX             S & P 500 INDEX
                                                 ----------------------     ------------------------         ---------------
5/1/00                                                     9450                       10000                       10000
                                                           8512                        8780                        9795
                                                           9812                        9860                       10036
                                                           9180                        9400                        9879
                                                          10425                       10623                       10493
                                                           8929                        8902                        9939
10/00                                                      8102                        8230                        9897
                                                           6146                        6346                        9117
                                                           5930                        5802                        9162
                                                           6868                        6754                        9487
                                                           5367                        4882                        8623
                                                           4626                        4204                        8077
                                                           5479                        5006                        8704
                                                           5217                        4807                        8762
                                                           5301                        4819                        8549
                                                           4954                        4476                        8465
                                                           4194                        3893                        7936
                                                           3265                        3106                        7296
10/01                                                      3762                        3605                        7435
                                                           4429                        4219                        8006
                                                           4588                        4144                        8076
                                                           4541                        4140                        7958
                                                           3978                        3587                        7804
                                                           4279                        3842                        8098
                                                           3763                        3372                        7607
                                                           3547                        3234                        7551
                                                           3181                        2777                        7014
                                                           2862                        2496                        6467
                                                           2824                        2463                        6509
                                                           2308                        2024                        5803
10/02                                                      2796                        2466                        6313
                                                           3284                        2897                        6684
                                                           2824                        2470                        6292
                                                           2871                        2448                        6127
                                                           2862                        2491                        6035
                                                           2852                        2463                        6094
                                                           3162                        2720                        6595
                                                           3509                        3024                        6942
                                                           3547                        3016                        7031
                                                           3744                        3189                        7155
                                                           3988                        3410                        7295
                                                           3941                        3360                        7217
10/03                                                      4391                        3688                        7625

    --- GLOBAL TECHNOLOGY FUND             --- GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX
        $9,450 starting value                  $10,000 starting value
        $4,391 ending value                    $3,688  ending value

    -- S & P 500 INDEX
        $10,000 starting value
        $7,625  ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                 INCEPTION DATE   1 YEAR   SINCE INCEPTION
---------------------------------------------------------------
Global Tech
  A#...........     5/1/2000      57.05%       -19.67%
---------------------------------------------------------------
Global Tech
  A##..........     5/1/2000      48.57%       -20.95%
---------------------------------------------------------------
Global Tech
  B#...........     5/1/2000      56.16%       -20.06%
---------------------------------------------------------------
Global Tech
  B##..........     5/1/2000      51.16%       -20.94%
---------------------------------------------------------------
Global Tech
  C#...........     5/1/2000      56.16%       -20.06%
---------------------------------------------------------------
Global Tech
  C##..........     5/1/2000      53.60%       -20.48%
---------------------------------------------------------------
Global Tech
  Y#...........     5/1/2000      57.81%       -19.32%
---------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

SCOTT E. SIMPSON
Senior Vice President, Partner, Portfolio Coordinator, Global Industry Analyst

JOHN F. AVERILL, CFA
Senior Vice President, Partner
Global Industry Analyst

BRUCE L. GLAZER
Vice President, Global Industry Analyst

ANITA M. KILLIAN, CFA
Vice President, Global Industry Analyst

VIKRAM MURTHY
Assistant Vice President
Global Industry Analyst

ERIC STROMQUIST
Senior Vice President, Partner
Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Technology Fund Class A, before sales charge, returned 57.05% for the twelve-month period ended October 31, 2003. The Fund outperformed both the Goldman Sachs Technology Composite Index, which returned 49.55%, and the Lipper Science and Technology Mutual Fund Average, which returned 53.3% over the period.

WHY DID THE FUND PERFORM THIS WAY?

A high degree of confidence returned to the market, especially benefiting more speculative or higher beta areas of the market. This investor sentiment was favorable for many Technology names as the sector appreciated over 43% during the period, easily surpassing the broad-based MSCI World Index return of 24.3%.

The sector is showing clear signs of stabilization, evidenced by a series of favorable data points such as a pick-up in personal computer unit sales and high growth among computer storage companies. In addition, after a prolonged slump, global semiconductor sales have improved markedly thanks to higher average selling prices and increased demand for personal computers and wireless handsets. Among wireless handsets, an upgrade cycle is underway, led by camera-enabled phones. To round out the positive news flow within the sector, a period of consolidation has begun among software companies and data processing companies who continue to benefit from strong demand.

During the period, the Fund's outperformance relative to its market benchmark, the Goldman Sachs Technology Composite Index, was driven primarily by strong fundamental, bottom-up stock selection with some value added coming from overweights to a handful of outperforming sub-industries. Overall, our stock picking amongst Hardware & Equipment and Semiconductors names was most beneficial to our relative results. Our high exposure to the Computer Storage area, which returned over 118% for the period, also contributed to performance.

In terms of specific names, the greatest contributors to absolute return were Technology Hardware & Equipment companies Maxtor and Cisco Systems, which benefited from the pick-up in corporate storage and infrastructure spending, and Commercial Services & Supplies Company Cendant. On the negative side, the greatest detractors were Microsoft (software & services), which lagged the strong performance of more speculative technology names over the period, BISYS Group (Software & Services), and Time Warner (Media), a stock which recovered sharply following poor returns during the first three months of the period based on market concerns about the outlook for the AOL business. Time Warner was not held in the Fund as of the end of the period.

WHAT IS YOUR OUTLOOK?

Technology advances show no signs of slowing down. The computer and telecommunications revolution has barely begun. Demand for technology should continue to strengthen as corporate profits improve. However, many Technology stocks already fully reflect a recovery case. We continue to find attractive stocks but stock selection will become increasingly critical. The technology market, which has supported this year's global equity rebound, may have now become stretched from a valuation standpoint. This is a sector that will keep offering some solid investment opportunities to the investment professional, but the opportunistic speculator may find it a difficult one to second-guess.

The Hartford Growth Fund (subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(4,6) 10/31/93 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                        GROWTH FUND                 RUSSELL 1000 GROWTH INDEX
                                                                        -----------                 -------------------------
10/31/93                                                                    9450                              10000
                                                                            9156                               9934
                                                                            9383                              10106
                                                                            9654                              10339
                                                                            9567                              10151
                                                                            9167                               9661
                                                                            9259                               9707
                                                                            9297                               9854
                                                                            8918                               9563
                                                                            9259                               9890
                                                                            9936                              10441
                                                                            9795                              10298
10/94                                                                      10152                              10541
                                                                            9660                              10204
                                                                            9621                              10375
                                                                            9689                              10596
                                                                            9962                              11040
                                                                           10300                              11362
                                                                           10323                              11611
                                                                           10641                              12017
                                                                           11406                              12480
                                                                           11997                              13000
                                                                           12071                              13014
                                                                           12085                              13614
10/95                                                                      11806                              13623
                                                                           12193                              14153
                                                                           11696                              14234
                                                                           12032                              14709
                                                                           12289                              14979
                                                                           12431                              14998
                                                                           12751                              15392
                                                                           13098                              15930
                                                                           13024                              15952
                                                                           12232                              15017
                                                                           12477                              15405
                                                                           13457                              16526
10/96                                                                      13594                              16625
                                                                           14329                              17874
                                                                           13867                              17523
                                                                           14490                              18752
                                                                           14156                              18624
                                                                           13411                              17617
                                                                           13912                              18787
                                                                           15229                              20143
                                                                           15821                              20949
                                                                           17260                              22800
                                                                           16791                              21467
                                                                           17575                              22523
10/97                                                                      17035                              21689
                                                                           16919                              22611
                                                                           17167                              22865
                                                                           17373                              23548
                                                                           18616                              25319
                                                                           19645                              26329
                                                                           19714                              26693
                                                                           19393                              25935
                                                                           20522                              27522
                                                                           20171                              27340
                                                                           17053                              23236
                                                                           18242                              25021
10/98                                                                      19152                              27033
                                                                           20266                              29090
                                                                           22255                              31714
                                                                           23317                              33575
                                                                           22451                              32041
                                                                           23605                              33729
                                                                           23956                              33773
                                                                           23461                              32736
                                                                           24533                              35028
                                                                           24131                              33914
                                                                           23513                              34467
                                                                           23090                              33743
10/99                                                                      24677                              36291
                                                                           25902                              38250
                                                                           29971                              42228
                                                                           28990                              40248
                                                                           32051                              42216
                                                                           31855                              45239
                                                                           29108                              43085
                                                                           28218                              40914
                                                                           29278                              44015
                                                                           28820                              42180
                                                                           31201                              45997
                                                                           30782                              41646
10/00                                                                      29552                              39676
                                                                           26800                              33828
                                                                           28488                              32759
                                                                           27187                              35022
                                                                           25917                              29075
                                                                           24228                              25912
                                                                           27078                              29190
                                                                           27156                              28761
                                                                           26319                              28094
                                                                           25514                              27391
                                                                           23376                              25151
                                                                           21316                              22641
10/01                                                                      22044                              23829
                                                                           24096                              26119
                                                                           24328                              26070
                                                                           23600                              25608
                                                                           22934                              24545
                                                                           23631                              25395
                                                                           21740                              23322
                                                                           21291                              22758
                                                                           19354                              20653
                                                                           18068                              19517
                                                                           18300                              19576
                                                                           16844                              17546
10/02                                                                      18440                              19155
                                                                           19494                              20195
                                                                           18300                              18799
                                                                           17898                              18342
                                                                           17588                              18258
                                                                           18176                              18598
                                                                           19711                              19972
                                                                           20671                              20969
                                                                           21152                              21258
                                                                           21493                              21787
                                                                           21942                              22330
                                                                           21880                              22091
10/03                                                                      23538                              23332

    --- GROWTH FUND                            --- RUSSELL 1000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $23,538 ending value                       $23,332 ending value

PORTFOLIO MANAGER

ANDREW J. SHILLING, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(4,5,10) (as of 10/31/03)

            INCEPTION                                  SINCE
               DATE      1 YEAR   5 YEAR   10 YEAR   INCEPTION
-------------------------------------------------------------------
Growth A#     6/8/1949   27.65%   4.21%     9.55%     11.24%
-------------------------------------------------------------------
Growth A##    6/8/1949   20.65%   3.04%     8.94%     11.13%
-------------------------------------------------------------------
Growth B#   11/14/1994   26.85%   3.47%     NA*        NA*
-------------------------------------------------------------------
Growth B##  11/14/1994   21.85%   3.20%     NA*        NA*
-------------------------------------------------------------------
Growth C#   11/14/1994   26.85%   3.48%      NA        9.18%
-------------------------------------------------------------------
Growth C##  11/14/1994   24.58%   3.10%      NA        9.05%
-------------------------------------------------------------------
Growth H#   11/14/1994   27.10%   3.51%     NA*        NA*
-------------------------------------------------------------------
Growth H##  11/14/1994   23.10%   3.24%     NA*        NA*
-------------------------------------------------------------------
Growth L#     6/8/1949   28.13%   4.31%     9.61%     11.27%
-------------------------------------------------------------------
Growth L##    6/8/1949   22.08%   3.29%     9.07%     11.17%
-------------------------------------------------------------------
Growth M#   11/14/1994   27.04%   3.50%     NA*        NA*
-------------------------------------------------------------------
Growth M##  11/14/1994   23.04%   3.23%     NA*        NA*
-------------------------------------------------------------------
Growth N#   11/14/1994   27.04%   3.51%      NA        9.20%
-------------------------------------------------------------------
Growth N##  11/14/1994   26.04%   3.51%      NA        9.20%
-------------------------------------------------------------------
Growth Y#    2/19/2002   28.22%    NA        NA        1.56%
-------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Growth Fund Class A returned 27.65% for the 12 month period ended October 31, 2003 outperforming the Russell 1000 Growth Index, the Fund's benchmark, 21.81%, and the Lipper Large Cap Growth Average 19.1%.

WHY DID THE FUND PERFORM THIS WAY?

During the period, large cap stocks continued to under-perform small and mid cap stocks while value marginally outperformed growth. All ten sectors of the Russell 1000 Growth Index posted positive returns for the period with Utilities, Telecommunications and Materials leading the way.

The Fund's out-performance during the period was primarily due to strong stock selection, which added value in Financials, Health Care and Consumer Discretionary. Within these sectors, stock selection within Banks, Pharmaceuticals and Media all helped boost returns. In each of these industries, we have been able to find attractive banks and media companies that stand to benefit from the recovery in the economic cycle and invest in pharmaceutical companies with solid product cycles. In keeping with the investment approach of the Fund, which is to invest in sectors that have the potential to outperform the market long-term, the Fund's significant underweight position in Consumer Staples, a defensive sector, significantly added to overall performance. Three top contributors to performance were Countrywide Financial (Financials), eBay (Retail) and Guidant (Health Care Equipment). As of the end of the period, all three stocks were held in the portfolio.

Partially offsetting these results was weaker stock selection within Technology, excluding a few successes, and Industrials. At the margin, the Fund's underweight position in Telecommunications, a strong performer, and Utilities, a defensive sector, detracted from performance. Three detractors from performance were Schering-Plough (Pharmaceuticals), CVS (Consumer Staples), and Samsung (Technology). The pharmaceutical industry is under pressure from both Washington and from the pending expiration of several of the larger companies' patented blockbuster drugs. Schering-Plough specifically is undergoing competitive pressures across several key drug franchises. We were concerned about the increased level of competition from the food and discount retailers on CVS. At Samsung, we were concerned about the pricing of global memory products coupled with currency movements. All three stocks were eliminated from the portfolio as of period end.

The portfolio is well positioned to benefit from acceleration in worldwide economic growth, which we expect to see over the next twelve months.

WHAT IS YOUR OUTLOOK?

The key to a sustained recovery is that the current upswing broadens. The consumption environment will be sound next year, bolstered by more jobs, tax cuts and an improving net worth position of households. The outlook for capital spending is even better. After more than two years of downsizing, corporations are faced with an aging capital stock and will use the continued profits expansion to upgrade their investments, especially in the technology area. We expect capital spending to emerge as a new driver of growth, outpacing consumption spending for the first time in several years.

The Hartford Growth Opportunities Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(4,6) 10/31/93 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                 GROWTH OPPORTUNITIES FUND          RUSSELL 3000 GROWTH INDEX
                                                                 -------------------------          -------------------------
10/31/93                                                                    9450                              10000
                                                                            9105                               9904
                                                                            9402                              10094
                                                                            9640                              10330
                                                                            9696                              10155
                                                                            8951                               9652
                                                                            8686                               9696
                                                                            8451                               9809
                                                                            7855                               9508
                                                                            8010                               9814
                                                                            8696                              10377
                                                                            8749                              10254
10/94                                                                       8759                              10482
                                                                            8461                              10139
                                                                            8631                              10315
                                                                            8513                              10491
                                                                            8739                              10935
                                                                            8996                              11255
                                                                            8948                              11493
                                                                            9368                              11870
                                                                           10243                              12363
                                                                           10902                              12922
                                                                           11037                              12951
                                                                           11392                              13513
10/95                                                                      11003                              13453
                                                                           11172                              13983
                                                                           10831                              14086
                                                                           11035                              14497
                                                                           11521                              14802
                                                                           11442                              14848
                                                                           12014                              15314
                                                                           12347                              15876
                                                                           12139                              15784
                                                                           11046                              14755
                                                                           11489                              15205
                                                                           12540                              16278
10/96                                                                      12583                              16296
                                                                           13180                              17445
                                                                           12691                              17168
                                                                           13329                              18295
                                                                           12586                              18080
                                                                           11710                              17074
                                                                           11823                              18092
                                                                           13137                              19512
                                                                           13680                              20283
                                                                           15065                              22005
                                                                           14591                              20898
                                                                           15366                              21993
10/97                                                                      14689                              21127
                                                                           14568                              21879
                                                                           14435                              22102
                                                                           14216                              22670
                                                                           15482                              24402
                                                                           16271                              25380
                                                                           16371                              25713
                                                                           15977                              24877
                                                                           16831                              26288
                                                                           15986                              25936
                                                                           13046                              21871
                                                                           14067                              23593
10/98                                                                      14729                              25438
                                                                           15285                              27376
                                                                           17174                              29845
                                                                           17708                              31567
                                                                           16338                              30017
                                                                           17198                              31563
                                                                           17210                              31794
                                                                           16753                              30894
                                                                           17975                              33016
                                                                           17939                              31970
                                                                           18253                              32366
                                                                           18336                              31774
10/99                                                                      19659                              34062
                                                                           21943                              36017
                                                                           26391                              39939
                                                                           26040                              38174
                                                                           33693                              40560
                                                                           30554                              42855
                                                                           27950                              40652
                                                                           26237                              38502
                                                                           30225                              41555
                                                                           29274                              39694
                                                                           33254                              43325
                                                                           33283                              39357
10/00                                                                      30393                              37401
                                                                           24552                              31802
                                                                           27307                              30985
                                                                           26824                              33150
                                                                           23368                              27598
                                                                           20774                              24631
                                                                           22734                              27739
                                                                           22535                              27409
                                                                           22488                              26880
                                                                           21958                              26095
                                                                           20471                              23995
                                                                           17309                              21499
10/01                                                                      18189                              22686
                                                                           20016                              24846
                                                                           20724                              24903
                                                                           20504                              24432
                                                                           19270                              23379
                                                                           20284                              24268
                                                                           19280                              22387
                                                                           19031                              21789
                                                                           16897                              19785
                                                                           15242                              18562
                                                                           14878                              18614
                                                                           13692                              16719
10/02                                                                      14649                              18209
                                                                           15979                              19248
                                                                           14830                              17918
                                                                           14629                              17479
                                                                           14429                              17374
                                                                           14830                              17694
                                                                           16180                              19025
                                                                           17433                              20050
                                                                           17940                              20333
                                                                           18112                              20910
                                                                           18926                              21473
                                                                           18677                              21219
10/03                                                                      20332                              22459

    --- GROWTH OPPORTUNITIES FUND              --- RUSSELL 3000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $20,332 ending value                       $22,459 ending value

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(4,5) (as of 10/31/03)

                INCEPTION      1        5      10       SINCE
                   DATE       YEAR    YEAR    YEAR    INCEPTION
--------------------------------------------------------------------
Growth Opp A#    3/31/1963   38.80%   6.66%   7.96%    12.82%
--------------------------------------------------------------------
Growth Opp A##   3/31/1963   31.17%   5.46%   7.35%    12.67%
--------------------------------------------------------------------
Growth Opp B#   11/14/1994   37.93%   5.91%    NA*      NA*
--------------------------------------------------------------------
Growth Opp B##  11/14/1994   32.93%   5.73%    NA*      NA*
--------------------------------------------------------------------
Growth Opp C#   11/14/1994   38.03%   5.92%    NA       9.23%
--------------------------------------------------------------------
Growth Opp C##  11/14/1994   35.65%   5.55%    NA       9.10%
--------------------------------------------------------------------
Growth Opp H#   11/14/1994   38.31%   5.98%    NA*      NA*
--------------------------------------------------------------------
Growth Opp H##  11/14/1994   34.31%   5.79%    NA*      NA*
--------------------------------------------------------------------
Growth Opp L#    3/31/1963   39.34%   6.77%   8.02%    12.84%
--------------------------------------------------------------------
Growth Opp L##   3/31/1963   32.75%   5.74%   7.49%    12.70%
--------------------------------------------------------------------
Growth Opp M#   11/14/1994   38.36%   5.98%    NA*      NA*
--------------------------------------------------------------------
Growth Opp M##  11/14/1994   34.36%   5.79%    NA*      NA*
--------------------------------------------------------------------
Growth Opp N#   11/14/1994   38.36%   5.98%    NA       9.27%
--------------------------------------------------------------------
Growth Opp N##  11/14/1994   37.36%   5.98%    NA       9.27%
--------------------------------------------------------------------
Growth Opp Y#    2/19/2002   39.54%    NA      NA       3.16%
--------------------------------------------------------------------
Growth Opp Z#     3/1/1996   39.70%   7.11%    NA       8.36%

  # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Growth Opportunities Fund Class A, before sales charge, returned 38.80% for the twelve-month period ended October 31, 2003. The Fund outperformed the Russell 3000 Growth Index, which returned 23.36%, and the Lipper Multi-Cap Growth Mutual Fund Average, which returned 28.3% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Small- and mid-capitalization stocks were "the place to be" in the US equity markets, as these stocks handily outperformed larger cap stocks and posted strong absolute returns. Boosted by improving news on the economic front and earnings comparisons that were beginning to look more compelling, investors continued to bid up US equities through the end of October, especially small- and mid-cap stocks. The stagnant labor markets continued to be a source of concern.

Much debate was centered on whether the snapback from the March lows was "too far, too fast" for many stocks, especially Information Technology names, but the bears lost to the bulls in this debate, at least for now. The two areas that appeared to be showing the most robust recovery, PCs and Wireless, ignited the spark of investor sentiment elsewhere in the sector. Simply put, investors were banking on a stronger economy to eventually lead to an increase in capital investment. Since the second quarter of 2003, lower quality and/or high beta names have attracted the most investor interest.

The Fund was well served by our higher above-index exposure to both small- and mid-cap companies. In addition, our outperformance can also be attributed to strong relative stock selection across all but a couple of sectors. Health Care, Consumer Discretionary, Industrials were the areas in which our investments excelled the most. Only within Information Technology were we disappointed with our stock selection and low relative exposure. However, we can live with this result as it was a reflection of our aversion to holding some of the more speculative, high beta names in the universe, which tended to do well during the period.

For the twelve-month period, the greatest contributors to absolute Fund returns were Cendant (Industrials), American Tower (Telecommunications), and St. Jude Medical (Health Care). The stock of global business provider Cendant gained on continued strength in real estate, improvement in travel services, and progress with its Avis/Budget integration. The largest detractors from absolute Fund returns were Nokia (Information Technology), Schering-Plough (Health Care), and NDC Health (Health Care), all of which were eliminated from the portfolio prior to period end.

Investor optimism surrounding the economy and the equity markets has mostly taken uniform shape. Tax cuts, a weaker dollar, sustained productivity, and healthier balance sheets all bode well for corporate profits. As the growth trajectory continues, we will continue to look for improved corporate spending and employment trends. Entering the remainder of 2003 and looking to 2004, the Fund's Consumer Discretionary position is significantly overweight relative to the benchmark; we continue to seek companies that we consider market share gainers. In other areas of the growth universe, the Fund's overweight to the Telecommunications Services sector is a partial offset to the underweight to the Information Technology sector, where we feel valuations continue to be stretched.

WHAT IS YOUR OUTLOOK?

The performance of the equity markets over the past year suggests that investors are ascribing a high probability to the emergence of an economic recovery in the not-so-distant future. Although the stage appears to be set for a rebound, direct evidence of a recovery has been slow in coming. Productivity gains, improved financial flexibility, and a weaker US dollar have only just started to positively influence corporate earnings. More significant and sustained increases in profits are likely necessary to impact capital spending and employment trends in a manner that allows for a sustained, moderate recovery. Tax cuts and low interest rates have provided a positive backdrop for an economic recovery, but higher fiscal deficits and rising interest rates could cause this safety net to be removed before the economy lands on its feet. With this in mind, we continue to focus on stocks that can appreciate in the face of shifting economic winds.

The Hartford High Yield Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(3) 9/30/98 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                LEHMBROTHERS CORPORATE HIGH YIELD
                                                                     HIGH YIELD FUND                          INDEX
                                                                     ---------------            ---------------------------------
9/30/98                                                                    9550                               10000
10/98                                                                      9529                                9795
                                                                           9857                               10201
                                                                           9869                               10213
                                                                          10017                               10364
                                                                          10008                               10303
                                                                          10138                               10401
                                                                          10326                               10602
                                                                          10124                               10459
                                                                          10114                               10437
                                                                          10103                               10479
                                                                          10027                               10363
                                                                           9987                               10288
10/99                                                                     10040                               10220
                                                                          10168                               10341
                                                                          10211                               10457
                                                                          10120                               10412
                                                                          10106                               10431
                                                                          10010                               10212
                                                                          10049                               10229
                                                                           9913                               10123
                                                                          10173                               10330
                                                                          10280                               10408
                                                                          10424                               10479
                                                                          10359                               10388
10/00                                                                     10175                               10056
                                                                           9921                                9657
                                                                          10274                                9844
                                                                          10957                               10581
                                                                          11014                               10722
                                                                          10764                               10469
                                                                          10624                               10339
                                                                          10689                               10525
                                                                          10339                               10230
                                                                          10497                               10381
                                                                          10586                               10503
                                                                           9961                                9797
10/01                                                                     10358                               10039
                                                                          10686                               10406
                                                                          10570                               10363
                                                                          10464                               10436
                                                                          10109                               10290
                                                                          10215                               10538
                                                                          10314                               10702
                                                                          10209                               10646
                                                                           9641                                9862
                                                                           9193                                9431
                                                                           9308                                9700
                                                                           9076                                9572
10/02                                                                      9097                                9489
                                                                           9660                               10077
                                                                           9759                               10218
                                                                          10006                               10558
                                                                          10197                               10688
                                                                          10377                               10996
                                                                          10921                               11648
                                                                          11103                               11768
                                                                          11332                               12107
                                                                          11054                               11974
                                                                          11155                               12112
                                                                          11501                               12442
10/03                                                                     11707                               12694

    --- HIGH YIELD FUND                    --- LEHMAN BROTHERS CORPORATE HIGH YIELD INDEX
        $9,550  starting value                 $10,000 starting value
        $11,707 ending value                   $12,694 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                INCEPTION                       SINCE
                  DATE      1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
High Yield A#   9/30/1998   28.69%   4.21%      4.09%
------------------------------------------------------------
High Yield A##  9/30/1998   22.85%   3.25%      3.15%
------------------------------------------------------------
High Yield B#   9/30/1998   27.83%   3.48%      3.36%
------------------------------------------------------------
High Yield B##  9/30/1998   22.83%   3.20%      3.22%
------------------------------------------------------------
High Yield C#   9/30/1998   27.84%   3.50%      3.38%
------------------------------------------------------------
High Yield C##  9/30/1998   25.56%   3.30%      3.18%
------------------------------------------------------------
High Yield Y#   9/30/1998   29.27%   4.62%      4.49%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS

DAVID HILLMEYER, CFA
Vice President

CHRISTINE MOZONSKI, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford High Yield Fund Class A placed in the 2nd quartile with a total return, before sales charge, of 28.69% verses the return of 33.77% for the Lehman Brothers Corporate High Yield Index and the return of 29.21% for the Lipper peer group.

The primary objective of the Hartford High Yield Fund is to provide high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. As of October 31, 2003, the SEC yield for this Fund's Class A shares is 5.63%.

WHY DID THE FUND PERFORM THIS WAY?

While the Fund's performance suffered somewhat recently due to issue selection in long-dated securities and holdings in the Chemical sector, performance over the past year has been strong. The High Yield sector posted tremendous returns in the first couple of months this year as we experienced improvement in fundamentals and increased demand as prices responded favorably to corporate de-leveraging. "CCC"-rated issuers significantly outperformed "BB"-rated securities as investors continued to reach for yield. The Utility and Technology sectors led returns, while the consumer-related sectors, such as Gaming, Lodging and Automotive, underperformed the broader market. The majority of the underperformance within those consumer-related sectors was due to outright low yields in a bull market rally and back-up in Treasury rates. The Fund benefited from exposure to the Technology and Wireline sectors as they were major providers of return, supplemented by the underweight position in the Gaming and Textile sectors.

WHAT IS YOUR OUTLOOK?

The market technicals, which include new issue supply and cash flows within the high yield retail mutual fund universe, have been a driving force behind recent returns. Although we have witnessed fundamental improvement across many different industries, we have yet to realize significant restoration in revenue growth. Much of today's profitability has come through cost cutting rather than top-line growth. We are encouraged by the most recent quarterly numbers for the Standard and Poor's 500 companies which showed that corporate revenue was beginning to improve. In addition, as long as the market continues to observe a favorable technical environment, we believe the high yield market will perform well relative to other fixed income asset classes.

If high yield managers were to lose market share to equity investors in terms of cash flows, we would likely see the lower rated securities begin to underperform. We anticipate maintaining the Fund's emphasis on industries poised to lead the US economy toward higher growth, which include technology and basic industry cyclicals.

We continue to find value in the Paper, Lodging, Technology and Construction Machinery sectors. The Fund remains overweight to Lodging because of improving fundamentals and companies discussing a more favorable operating environment for the sector, which includes indications the business traveler is returning. The paper sector continues to be represented by an overweight, with a focus on those companies that would enjoy significant operating leverage from a declining dollar and are not solely dependent upon the lumber business. Furthermore, the paper sector remains in its cyclical trough; however, we are beginning to see some signs that this trend could reverse. We are also overweight to the Technology sector but valuations have led us to realize some gains in the sector. The recent improvement in the Capital Goods sector is leading us to maintain an overweight position to the Construction Machinery sector.

The Hartford Income Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(3) 10/31/02 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                     INCOME FUND                             INDEX
                                                                     -----------              -----------------------------------
10/31/02                                                                 9550                                10000
                                                                         9663                                 9997
                                                                         9821                                10204
                                                                         9885                                10213
                                                                        10046                                10354
                                                                        10100                                10346
                                                                        10316                                10432
                                                                        10461                                10626
                                                                        10542                                10604
                                                                        10195                                10248
                                                                        10274                                10316
                                                                        10564                                10589
10/03                                                                   10581                                10491

    --- INCOME FUND                        --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $10,581 ending value                   $10,491 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

            INCEPTION DATE   1 YEAR   SINCE INCEPTION
----------------------------------------------------------
Income A#     10/31/2002     10.79%       10.79%
----------------------------------------------------------
Income A##    10/31/2002      5.82%        5.82%
----------------------------------------------------------
Income B#     10/31/2002     10.01%       10.01%
----------------------------------------------------------
Income B##    10/31/2002      5.01%        5.01%
----------------------------------------------------------
Income C#     10/31/2002     10.22%       10.22%
----------------------------------------------------------
Income C##    10/31/2002      8.12%        9.12%
----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS

CHRISTINE MOZONSKI, CFA
Vice President

WILLIAM DAVISON, CFA
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Income Fund Class A placed in the 2nd quartile with a total return, before sales charge, of 10.79% versus the 10.41% for the Lipper peer group and a return of 4.91% for the Lehman Brothers U.S. Aggregate Bond Index.

The primary objective of the Hartford Income Fund is to provide a high level of current income. Capital appreciation is a secondary objective. As of October 31, 2003, the SEC yield for this Fund's Class A shares is 4.54%.

WHY DID THE FUND PERFORM THIS WAY?

Throughout the past year, the Fund has benefited from its overweight in the Industrial sector and security selection in Treasury Inflation Protected Securities (TIPS) as they have been major providers of income. Strong performance can also be attributed to our maintaining the credit barbell strategy with 50% of the Fund in "AAA"-rated securities and 34% of the portfolio in below investment grade securities. The credit barbell strategy allows the Fund to pick up yield through an allocation to high yield bonds, while maintaining an overall "A" credit rating. The Fund's overweight to high yield bonds has contributed positively to performance. Corporate credit prices continued to improve over the past couple of months as the market anticipated an economic recovery. We continue to believe that the balance sheet repair taking place in the credit markets will benefit bond prices of such issuers.

We recently reduced our cash position as we found attractive yield opportunities for the Fund. We also brought down our non-dollar position last quarter since we were concerned that the dollar was firming and could rebound from prior lows. Toward the end of September, the uncertainty was behind us and we put the non-dollar position back on. Yields in Australia still provide an attractive pick up over comparable Treasuries. The Fund's mortgage position was increased with the expectation that we were in a trading range from which mortgages should benefit.

WHAT IS YOUR OUTLOOK?

Some of the anxiety surrounding the war with Iraq may be over, but uncertainty about the US economy remains. While the credit market continues to struggle with questionable accounting practices, excess capacity and limited pricing power, the strong technical picture has helped as issuer specific problems are failing to pull down entire sectors as we experienced in 2002. Despite these problems, balance sheet repair continues, resulting in improved credit metrics and more stability of ratings. Our theme remains to allocate to lower-rated credits.

Going forward, we expect the economy to continue to grow and interest rates to rise slightly from here for the balance of the year. We are closely watching durable goods orders and unemployment claims as they tend to be leading indicators that business spending is increasing and that the economy is turning around. The portfolio is positioned for this scenario with exposure to corporates and high yield.

The Hartford Inflation Plus Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(3) 10/31/02 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    INFLATION PLUS FUND          LEHMAN BROTHERS U.S. TIPS INDEX
                                                                    -------------------          -------------------------------
10/31/02                                                                    9550                              10000
                                                                            9527                               9993
                                                                            9841                              10329
                                                                            9889                              10406
                                                                           10244                              10796
                                                                           10082                              10622
                                                                           10036                              10594
                                                                           10507                              11096
                                                                           10406                              10983
                                                                            9920                              10476
                                                                           10071                              10663
                                                                           10389                              11016
10/03                                                                      10411                              11075

    --- INFLATION PLUS FUND                    --- LEHMAN BROTHERS U.S. TIPS INDEX
        $9,550  starting value                     $10,000 starting value
        $10,411 ending value                       $11,075 ending value

AVERAGE ANNUAL RETURNS(2) (as of 10/31/03)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Inflation Plus A#     10/31/2002     9.02%         9.02%
------------------------------------------------------------------
Inflation Plus A##    10/31/2002     4.13%         4.13%
------------------------------------------------------------------
Inflation Plus B#     10/31/2002     8.41%         8.41%
------------------------------------------------------------------
Inflation Plus B##    10/31/2002     3.41%         3.41%
------------------------------------------------------------------
Inflation Plus C#     10/31/2002     8.31%         8.31%
------------------------------------------------------------------
Inflation Plus C##    10/31/2002     6.23%         7.24%
------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS

JIM CONNOLLY, CFA
Vice President

WILLIAM DAVISON, CFA
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Inflation Plus Fund Class A placed in the 4th quartile with a total return, before sales charge, of 9.02% versus a return of 10.03% for the Lipper peer group and a return of 10.75% for the Lehman Brothers U.S. TIPS Index.

WHY DID THE FUND PERFORM THIS WAY?

Over the past year, we positioned the Fund defensively to protect against a stronger economy and rising real rates. This view was early, as real yields did not increase, even though traditional treasury yields have risen more dramatically. On a comparable interest rate risk basis, the shorter maturity Treasury Inflation Protected Securities (TIPS) performed the best during the middle of this year. This being the case, the Fund's underweight position in shorter maturities during the same time period also was a drag on performance.

Another factor, that hindered performance was our holdings in floating rate securities that we added a few months after the Fund's inception, when we saw value in its diversification benefits and its similar resetting behavior to TIPS. While this allocation benefited the Fund early in the year, providing a positive return, overall, our underweight to TIPS versus the index hurt the Fund as floating rate securities have generally underperformed TIPS.

As the Fund continued its strong growth in assets up to $371 million as of 10/31/03, we were able to allocate across the entire TIPS market making modest tactical changes vis-a-vis these allocations to take advantage of market opportunities.

WHAT IS YOUR OUTLOOK?

Interest rates on US Treasuries fluctuated early in the year in response to shifting sentiments about the economy and the war. Increases in the Consumer Price Index had been driven largely by increased energy and food costs along with the continuing trend of rising services costs. The back up in yields, which began following the Fed easing at the end of June, continued during the third quarter. Given our view that the Fed will be on hold for a sustained period, we will continue to look for opportunities to take advantage of what remains a relatively steep yield curve in the front end.

As evidenced by the strong market interest in the recent July and October 10 year auctions, the TIPS market continues to grow. As of the end of October, the US TIPS market stood at roughly $176 billion. Generally, we maintain an upbeat view of TIPS versus nominal Treasuries over a long-term horizon. Looking ahead, TIPS are expected to have positive inflation accrual until December when historically the accrual tends to decrease. The market inflation expectation, which is the difference between Treasuries and TIPS, increased throughout the past couple of months as nominal rates increased and real rates declined or were unchanged. We expect to remain defensive as we continue to see signs of a strengthening economy. With economic fundamentals firming, we are concerned that real rates may continue to rise and are positioning the portfolio accordingly.

The Hartford International Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 4/30/01 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                            INTERNATIONAL CAPITAL APPRECIATION
                                                                           FUND                             MSCI EAFE
                                                            ----------------------------------              ---------
4/30/01                                                                    9450                               10000
                                                                           8836                                9655
                                                                           8411                                9264
                                                                           8297                                9096
                                                                           7825                                8868
                                                                           6861                                7971
10/01                                                                      7201                                8175
                                                                           7816                                8477
                                                                           8024                                8528
                                                                           7703                                8076
                                                                           7835                                8133
                                                                           8223                                8616
                                                                           8081                                8639
                                                                           8148                                8756
                                                                           7770                                8411
                                                                           7004                                7582
                                                                           6882                                7566
                                                                           6069                                6756
10/02                                                                      6551                                7120
                                                                           7156                                7443
                                                                           6520                                7194
                                                                           6577                                6894
                                                                           6426                                6736
                                                                           6236                                6609
                                                                           6993                                7265
                                                                           7608                                7711
                                                                           7798                                7902
                                                                           8034                                8095
                                                                           8384                                8291
                                                                           8404                                8548
10/03                                                                      9104                                9082

    --- INTERNATIONAL CAP APP FUND             --- MSCI EAFE
        $9,450 starting value                      $10,000 starting value
        $9,104 ending value                        $9,082  ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                   INCEPTION DATE   1 YEAR   SINCE INCEPTION
-----------------------------------------------------------------
Int'l Cap App A#     4/30/2001      38.95%       -1.49%
-----------------------------------------------------------------
Int'l Cap App A##    4/30/2001      31.37%       -3.68%
-----------------------------------------------------------------
Int'l Cap App B#     4/30/2001      37.90%       -2.19%
-----------------------------------------------------------------
Int'l Cap App B##    4/30/2001      32.90%       -3.37%
-----------------------------------------------------------------
Int'l Cap App C#     4/30/2001      37.90%       -2.19%
-----------------------------------------------------------------
Int'l Cap App C##    4/30/2001      35.52%       -2.57%
-----------------------------------------------------------------
Int'l Cap App Y#     4/30/2001      39.57%       -1.04%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

ANDREW S. OFFIT, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Capital Appreciation Fund Class A, before sales charge, returned 38.95% for the twelve-month period ended October 31, 2003. The Fund outperformed its MSCI EAFE benchmark, which returned 27.57%, as well as its Lipper International Average peer group, which returned 24.5% for the period.

WHY DID THE FUND PERFORM THIS WAY?

In spite of strong international equity markets characterized by sector rotation swings, the Fund was still able to outperform by continuing to own true growth stocks that had improving fundamentals or intact prospects. In general, non-US equity markets continued their second quarter rally through the end of the October, returning 27.57% as measured by the EAFE index in US dollars. However, a significant component of this return can be attributed to the continued weakening of the US dollar against most major currencies as the EAFE return measured in local currency was only 13%. In US dollar-terms, Emerging Markets and Pacific Basin ex Japan equities were particularly strong, returning 49% and 37%, respectively, while Japan was almost as impressive, rising 34% during the period. Developed European markets were less robust, but still had positive results, gaining approximately 27%. Within the international markets, Information Technology was the clearest beneficiary of increased investor risk appetite as the sector stormed to a 44% return during the period. Consumer Staples, typically a more defensive sector, was the worst performer returning just over 11%.

There were several factors that contributed to our outperformance during this period. Our significant exposure to Emerging Markets names, which were not held by our index, had a positive influence on relative returns. The Fund also significantly benefited from the combination of an overweight position and superior stock selection within Information Technology. The three largest contributors to absolute returns were all from this sector: Alcatel, the French communications and equipment company; Nortel Networks, the Canadian communications and equipment company; and Yahoo Japan, the Japanese Internet and software company. Additionally, our Health Care and Consumer Discretionary names also paid off handsomely during the period, but to a lesser degree.

Somewhat offsetting the Fund's strong results was our underweight position within Financials, which performed well during the quarter. The names that were the greatest detractors during the period included Norwegian communications equipment provider Tandberg ASA and Japanese specialty retailer Fast Retailing. Tandberg was sold from the portfolio, while we continued to believe in the Fast Retailing investment thesis.

WHAT IS YOUR OUTLOOK?

With rising Gross Domestic Product, rebounding commodity prices, improving business confidence and consumer sentiment, improving global credit growth and earnings upgrades in all regions, the long awaited global economic recovery is now in evidence around the globe. While equity markets have priced in significant economic growth already, we believe that conditions are ripe for an economic expansion to continue into the first half of 2004, with the growth picture continuing to be bolstered by the massive fiscal and monetary stimulus enacted by governments and central banks around the globe over the last several years.

We continue to be positioned for economic growth and focused on companies that have improving prospects or where fundamentals are better than generally believed. For many of the companies we follow, time is on their side. With each passing quarter, business conditions slowly improve and comparisons get easier.

The Hartford International Opportunities Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                INTERNATIONAL OPPORTUNITIES       MSCI AC WORLD FREE EX US INDEX
                                                                ---------------------------       ------------------------------
7/22/96                                                                     9450                              10000
                                                                            9469                               9668
                                                                            9507                               9724
                                                                            9658                               9966
10/96                                                                       9686                               9866
                                                                           10131                              10246
                                                                           10220                              10128
                                                                           10114                               9942
                                                                           10172                              10124
                                                                           10172                              10103
                                                                           10115                              10188
                                                                           10706                              10817
                                                                           11162                              11414
                                                                           11487                              11645
                                                                           10723                              10729
                                                                           11276                              11309
10/97                                                                      10483                              10346
                                                                           10349                              10217
                                                                           10305                              10335
                                                                           10451                              10644
                                                                           11123                              11354
                                                                           11620                              11746
                                                                           11864                              11830
                                                                           11932                              11616
                                                                           11951                              11572
                                                                           12059                              11682
                                                                           10344                              10035
                                                                           10022                               9823
10/98                                                                      10675                              10852
                                                                           11288                              11435
                                                                           11595                              11829
                                                                           11936                              11816
                                                                           11663                              11552
                                                                           12287                              12109
                                                                           12745                              12715
                                                                           12209                              12118
                                                                           12781                              12675
                                                                           13103                              12972
                                                                           13112                              13017
                                                                           13191                              13105
10/99                                                                      13630                              13593
                                                                           14440                              14136
                                                                           16131                              15485
                                                                           15273                              14644
                                                                           16308                              15040
                                                                           16225                              15606
                                                                           15378                              14735
                                                                           14782                              14358
                                                                           15335                              14969
                                                                           14873                              14378
                                                                           15083                              14556
                                                                           14327                              13749
10/00                                                                      13687                              13312
                                                                           13103                              12715
                                                                           13631                              13149
                                                                           13708                              13346
                                                                           12629                              12289
                                                                           11759                              11421
                                                                           12617                              12197
                                                                           12155                              11861
                                                                           11782                              11406
                                                                           11517                              11152
                                                                           11186                              10875
                                                                           10030                               9721
10/01                                                                      10283                               9994
                                                                           10868                              10451
                                                                           11077                              10585
                                                                           10548                              10132
                                                                           10526                              10205
                                                                           11088                              10802
                                                                           11021                              10829
                                                                           11131                              10947
                                                                           10614                              10474
                                                                            9512                               9454
                                                                            9368                               9454
                                                                            8233                               8452
10/02                                                                       8851                               8906
                                                                            9225                               9334
                                                                            8839                               9033
                                                                            8432                               8716
                                                                            8167                               8539
                                                                            7991                               8373
                                                                            8718                               9180
                                                                            9214                               9765
                                                                            9346                              10036
                                                                            9622                              10302
                                                                            9964                              10609
                                                                           10019                              10907
10/03                                                                      10647                              11613

    --- INTERNATIONAL OPPORTUNITIES            --- MSCI AC WORLD FREE EX US INDEX
        $9,450  starting value                     $10,000 starting value
        $10,647 ending value                       $11,613 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

               INCEPTION                       SINCE
                 DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------
Int'l Opp A#   7/22/1996   20.30%   -0.06%     1.65%
-----------------------------------------------------------
Int'l Opp A##  7/22/1996   13.65%   -1.18%     0.87%
-----------------------------------------------------------
Int'l Opp B#   7/22/1996   19.58%   -0.81%     0.92%
-----------------------------------------------------------
Int'l Opp B##  7/22/1996   14.58%   -1.16%     0.92%
-----------------------------------------------------------
Int'l Opp C#   7/22/1996   19.43%   -0.85%     0.89%
-----------------------------------------------------------
Int'l Opp C##  7/22/1996   17.24%   -1.05%     0.75%
-----------------------------------------------------------
Int'l Opp Y#   7/22/1996   21.00%    0.35%     2.09%
-----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

TROND SKRAMSTAD
Senior Vice President, Partner, Director of Global Equity Strategies
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Opportunities Fund returned 20.30% for the twelve-month period ended October 31, 2003. The Fund's return trailed both the 30.40% return for the MSCI AC World Free ex US Index, and the Lipper International Average of 24.5%.

WHY DID THE FUND PERFORM THIS WAY?

A global recovery is here. International equity markets climbed steadily over the past twelve months, led by sharp rallies in the spring and fall of 2003 before giving back some of the gains towards the end of the third quarter. Most equity markets rose as the global economy continued to recover, with observable improvements in Japan and the US, and continued strong growth in China. European equities lagged, trailing the Asian markets, though signs were mounting that recovery is spreading to that region.

Our underperformance for the period can be linked to four main drivers. First, we maintained an underweight position to Materials, one of the best performing sectors during the period. In addition, the stocks that we did own within Materials underperformed the sector average. Second, the average cap size of our holdings was higher than that of the index, which hurt our relative performance as small- and mid-cap securities dramatically outpaced larger-caps. The third factor was that our stock selection within Japan and Europe was disappointing across a variety of sectors. Lastly, our average cash balance of over 5% of assets acted as a drag on total fund performance as global markets appreciated significantly during the period.

However, there were some bright spots for the Fund during the period as our stock selection within Information Technology was quite strong, highlighted by our holdings in ASML (Netherlands), Samsung Electronics (South Korea), and Nortel Networks (Canada). Furthermore, some of our top-down country allocation decisions also added value across the portfolio as our relatively high exposure to emerging markets and low weighting of the United Kingdom paid off.

Overall, we were not pleased with our results but are confident that our long-term holdings will rebound as investor sentiment shifts towards favoring strong, high-quality companies.

WHAT IS YOUR OUTLOOK?

With rising Gross Domestic Product, rebounding commodity prices, improving business confidence and consumer sentiment, improving global credit growth and earnings upgrades in all regions, the long awaited global economic recovery is now evidenced around the world. While equity markets have priced in significant economic growth already, we believe that conditions are ripe for expansion to continue into the first half of 2004, with the growth picture continuing to be bolstered by the massive fiscal and monetary stimulus enacted by governments and central banks around the globe over the last several years. China has positively impacted the world's economic growth this year, helping drive global demand for both raw materials and capital goods. The rest of Asia ex-Japan finds itself at the end of a multi-year adjustment process and is poised to move ahead once again as the region no longer relies upon the US as its main growth driver. Instead, the Asian consumer is becoming an increasingly important engine of growth. The Japanese recovery appears to be legitimate as corporations have lowered their debt and overcapacity and can now focus on product leadership. Europe lagged but is expected to recover by 2004. The economic impact of the appreciating euro has adversely slowed growth, but monetary and fiscal stimulus should help drive a cyclical economic upturn.

The Hartford International Small Company Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 4/30/01 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                           INTERNATIONAL SMALL COMPANY FUND   CITIGROUP BROAD MARKET EURO-PACIFIC
                                                           --------------------------------   -----------------------------------
4/30/01                                                                  9450                                 10000
                                                                         9781                                 10051
                                                                         9205                                  9730
                                                                         9044                                  9365
                                                                         9044                                  9388
                                                                         7825                                  8233
10/01                                                                    8335                                  8554
                                                                         8901                                  8875
                                                                         8713                                  8758
                                                                         8580                                  8585
                                                                         8561                                  8792
                                                                         8968                                  9305
                                                                         9346                                  9565
                                                                         9619                                  9980
                                                                         9506                                  9671
                                                                         8920                                  9000
                                                                         8713                                  8917
                                                                         7833                                  8188
10/02                                                                    7909                                  8117
                                                                         8155                                  8408
                                                                         8331                                  8345
                                                                         8142                                  8223
                                                                         8123                                  8207
                                                                         8094                                  8157
                                                                         9098                                  8834
                                                                         9827                                  9576
                                                                         9960                                 10030
                                                                        10357                                 10357
                                                                        10869                                 11015
                                                                        11570                                 11642
10/03                                                                   12242                                 12443

    --- INTERNATIONAL SMALL CO FUND    --- CITIGROUP BROAD MARKET EURO-PACIFIC <$2B INDEX
        $9,450  starting value             $10,000 starting value
        $12,242 ending value               $12,443 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Int'l Small Co A#     4/30/2001      54.76%       10.86%
------------------------------------------------------------------
Int'l Small Co A##    4/30/2001      46.20%        8.40%
------------------------------------------------------------------
Int'l Small Co B#     4/30/2001      53.72%       10.40%
------------------------------------------------------------------
Int'l Small Co B##    4/30/2001      48.72%        9.37%
------------------------------------------------------------------
Int'l Small Co C#     4/30/2001      53.62%       10.06%
------------------------------------------------------------------
Int'l Small Co C##    4/30/2001      51.08%        9.62%
------------------------------------------------------------------
Int'l Small Co Y#     4/30/2001      55.47%       11.38%
------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

EDWARD L. MAKIN
Vice President
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Small Company Fund Class A, before sales charge, returned 54.76% for the twelve-month period ended October 31, 2003. The Fund's return outperformed both the 53.29% return for the Citigroup Broad Market Euro-Pacific <$2 billion Index, and the Lipper International Small Cap Average of 47.6%.

WHY DID THE FUND PERFORM THIS WAY?

The recovery in the equity markets seen in the first half of the year continued in the third quarter, spreading to Japan and much of Asia. Liquidity has increased significantly as institutional investors have returned to the equity markets in search of better returns, given historically low yields on bonds and cash. The corporate sector has been reporting profits inline with or ahead of market expectations, leading to a rebound in equity markets that has been marked by speculative behavior in a number of instances, with large movements concentrated in Cyclicals, Technology, Semiconductors, and Media names.

Over the period, international small cap stocks outperformed international large cap stocks, with Citigroup Broad Market Euro-Pacific <$2 billion Index increasing 53.29% compared to the MSCI EAFE Index advance of 27.57%. All ten of the broad sectors in the Citigroup Broad Market Euro-Pacific <$2 billion Index posted positive returns ranging from 33% (Consumer Staples) to 94% (Telecommunication Services).

Relative to its benchmark, performance for the Fund benefited from strong stock selection within the Information Technology, Consumer Discretionary, and Financials sectors. Stock selection within Telecommunication Services and Health Care detracted slightly from performance. From a country specific standpoint, the Fund's strong stock selection in the United Kingdom, South Korea, and France more than offset weak security selection in Japan. The top three contributing stocks to Fund performance were Clarins, a French personal products company; Informa Group, a media company located in the United Kingdom; and NDS Group, a UK software company. The three biggest detractors from performance were our holdings in BML and NIC Corporation, both Japanese health care providers, and Logicacmg, an information technology services company located in the United Kingdom. We have eliminated our positions in these three detractors.

WHAT IS YOUR OUTLOOK?

As the market has made a remarkable recovery since the first quarter lows, there are continuing clouds on the horizon such as uncertainty about the impact of recent currency moves (US dollar weakness and particularly the rise of the euro versus the yen) and huge debtor/creditor imbalances between the East and West. The greatest debate at the macro level now is whether low growth and low inflation fears are now overdone, and whether a threat of inflation is possible, given the huge monetary stimulus injected into the global (and particularly the US) economy over the past few years. This has been reflected in the huge rise in bond yields from their lows and will have implications for financial companies, housing prices, and the markets in general, so we have shifted to a more cautious outlook. While a global economic recovery seems real, driven by improving Gross Domestic Product growth in the US, it appears that some sectors in the small cap equity markets, like Technology may have incorporated much of this in their prices. In light of these developments, we have reduced our positions in these sectors.

We continue to have a large overweight bet in Health Care, as we believe this group will show continued above-market growth. During the period, we took profits on a number of media names that enjoyed a good bounce but we still maintain a large exposure to this area. We remain significantly underweight relative to the benchmark in Materials and Utilities, while retaining overweight positions in Health Care, Consumer Staples, and Consumer Discretionary. At the regional level, we still have underweight positions in Real Estate and Construction outside North America, and overweight positions in North American Retailers and European Media stocks. Regionally, we retain a neutral position relative to the benchmark, inline with our long-term goal.

The Hartford MidCap Fund* (subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 12/31/97 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                        MIDCAP FUND                   S & P MIDCAP 400 INDEX
                                                                        -----------                   ----------------------
12/31/97                                                                    9450                              10000
                                                                            9441                              10074
                                                                            9138                               9883
                                                                            9970                              10701
                                                                           10443                              11184
                                                                           10669                              11389
                                                                           10292                              10876
                                                                           10849                              10945
                                                                           10669                              10520
                                                                            8581                               8562
                                                                            9111                               9361
10/98                                                                       9867                              10198
                                                                           10482                              10707
                                                                           11625                              12000
                                                                           11909                              11533
                                                                           11380                              10929
                                                                           12344                              11235
                                                                           13280                              12120
                                                                           13440                              12174
                                                                           14361                              12824
                                                                           13955                              12552
                                                                           13756                              12123
                                                                           13454                              11748
10/99                                                                      14239                              12349
                                                                           14996                              12989
                                                                           17461                              13767
                                                                           17412                              13379
                                                                           20132                              14316
                                                                           21360                              15514
                                                                           20082                              14975
                                                                           19032                              14785
                                                                           20929                              15003
                                                                           21103                              15240
                                                                           23348                              16942
                                                                           23054                              16827
10/00                                                                      22780                              16256
                                                                           20237                              15029
                                                                           21796                              16179
                                                                           22107                              16539
                                                                           20838                              15595
                                                                           19080                              14436
                                                                           20871                              16026
                                                                           21216                              16399
                                                                           21137                              16334
                                                                           20680                              16090
                                                                           19700                              15564
                                                                           17350                              13628
10/01                                                                      18464                              14230
                                                                           19969                              15289
                                                                           20781                              16078
                                                                           20403                              15996
                                                                           20526                              16015
                                                                           21663                              17160
                                                                           21383                              17080
                                                                           21494                              16791
                                                                           20147                              15562
                                                                           18041                              14054
                                                                           17953                              14124
                                                                           16427                              12987
10/02                                                                      17275                              13550
                                                                           18847                              14334
                                                                           17665                              13745
                                                                           17419                              13344
                                                                           17263                              13026
                                                                           17397                              13136
                                                                           18813                              14089
                                                                           20373                              15256
                                                                           20495                              15449
                                                                           20674                              15998
                                                                           21620                              16724
                                                                           21164                              16468
10/03                                                                      22936                              17697

    --- MIDCAP FUND                            --- S & P MIDCAP 400 INDEX
        $9,450  starting value                     $10,000 starting value
        $22,936 ending value                       $17,697 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

            INCEPTION DATE   1 YEAR   5 YEAR   SINCE INCEPTION
-------------------------------------------------------------------
MidCap A#    12/31/1997      32.77%   18.38%       16.39%
-------------------------------------------------------------------
MidCap A##   12/31/1997      25.49%   17.04%       15.27%
-------------------------------------------------------------------
MidCap B#    12/31/1997      31.82%   17.53%       15.57%
-------------------------------------------------------------------
MidCap B##   12/31/1997      26.82%   17.32%       15.48%
-------------------------------------------------------------------
MidCap C#    12/31/1997      31.93%   17.57%       15.61%
-------------------------------------------------------------------
MidCap C##   12/31/1997      29.61%   17.34%       15.42%
-------------------------------------------------------------------
MidCap Y#    12/31/1997      33.56%   18.95%       16.96%
-------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

*The Hartford Midcap Fund was closed to new investors as of the end of the day July 31,2003. Investors who already own shares of the Fund, and those with access to the Fund through wrap programs in connection with certain investment platforms, may purchase additional shares thereafter.

PORTFOLIO MANAGER

PHILLIP H. PERELMUTER
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford MidCap Fund Class A, before sales charge, returned 32.77% for the 12 month period ended October 31, 2003 outperforming both the S&P MidCap 400 Index return of 30.61% and Lipper Mid-Cap Core Average return of 30.9%.

WHY DID THE FUND PERFORM THIS WAY?

The US equity market rallied broadly during the period as a global recovery took shape, fueled by an accommodative mix of post-war relief, fiscal stimulus, and favorable monetary policy. Following the shape of a classic cyclical rally, small caps outperformed, followed by mid-caps and then large-caps.

The Fund's out-performance relative to the index can be largely attributed to good stock selection across the majority of our sectors, as the aggregate impact of our sector bets was largely neutral. Security selection was strongest in the Telecommunications, Financials and Materials names. We did stumble a bit in terms of stock selection within the Consumer Staples and Consumer Discretionary sectors as a handful of our holdings reported disappointing earnings, thereby detracting from our index-relative results. Our low exposure to the three worst performing sectors in the index (Consumer Staples, Energy, and Materials) also contributed positively to Fund performance.

In terms of individual companies, American Tower (Telecommunications), Countrywide Financial (Financials) and Millennium Pharmaceuticals (Health Care) were the three securities that contributed the most to portfolio performance on an absolute basis. American Tower was finally able to lay liquidity concerns to rest with the refinancing of their balance sheet while their core operations continued to deliver solid results. Countrywide Financial rose as investors began to recognize the value of the company's large servicing portfolio. Millennium benefited from a resurgence of optimism in biotechnology following evidence that new drug approvals from the FDA may be accelerating under new leadership. The securities that detracted the most from performance during the period were Pepsi Bottling Group (Consumer Staples), Investment Technology Group (Financials), and Newell Rubbermaid (Consumer Discretionary). Of these three securities, we continued to hold ITG at quarter-end but sold the other two positions from the portfolio.

WHAT IS YOUR OUTLOOK?

As we approach the end of 2003, investor optimism surrounding the economy and the equity markets has started to consolidate. Tax cuts, a weaker dollar, sustained productivity gains, and healthier balance sheets all bode well for corporate profits. As the economy continues to stabilize, we will look for improved corporate spending and employment trends as key gauges to determine the sustainability of the domestic recovery. At this juncture, we believe a sustainable up-trend will in fact unfold and support growth in 2004.

The Hartford MidCap Value Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 4/30/01 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     MIDCAP VALUE FUND               RUSSELL 2500 VALUE INDEX
                                                                     -----------------               ------------------------
4/30/01                                                                     9450                              10000
                                                                            9507                              10307
                                                                            9535                              10406
                                                                            9375                              10336
                                                                            9092                              10247
                                                                            7816                               9110
10/01                                                                       8015                               9305
                                                                            8686                              10021
                                                                            9385                              10592
                                                                            9422                              10689
                                                                            9593                              10822
                                                                           10123                              11492
                                                                           10123                              11689
                                                                            9943                              11497
                                                                            9414                              11091
                                                                            8431                               9808
                                                                            8422                               9861
                                                                            7524                               9054
10/02                                                                       7883                               9184
                                                                            8526                               9853
                                                                            8119                               9546
                                                                            7940                               9258
                                                                            7760                               9030
                                                                            7713                               9092
                                                                            8431                               9916
                                                                            9215                              10833
                                                                            9319                              11027
                                                                            9631                              11506
                                                                           10075                              11968
                                                                           10028                              11883
10/03                                                                      10699                              12791

    --- MIDCAP VALUE FUND                      --- RUSSELL 2500 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $10,699 ending value                       $12,791 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                  INCEPTION DATE   1 YEAR   SINCE INCEPTION
----------------------------------------------------------------
MidCap Value A#     4/30/2001      35.73%        5.06%
----------------------------------------------------------------
MidCap Value A##    4/30/2001      28.20%        2.73%
----------------------------------------------------------------
MidCap Value B#     4/30/2001      34.79%        4.32%
----------------------------------------------------------------
MidCap Value B##    4/30/2001      29.79%        3.19%
----------------------------------------------------------------
MidCap Value C#     4/30/2001      34.91%        4.36%
----------------------------------------------------------------
MidCap Value C##    4/30/2001      32.56%        3.94%
----------------------------------------------------------------
MidCap Value Y#     4/30/2001      36.59%        5.58%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

JAMES N. MORDY
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford MidCap Value Fund Class A, before sales charge, returned 35.73% for the 12-month period ended October 31, 2003. The Fund's return trailed the 39.28% return of the Russell 2500 Value, and modestly outperformed the Lipper Mid Cap Value Average of 34.7%.

WHY DID THE FUND PERFORM THIS WAY?

The overriding theme in the equity markets over the past twelve months was that investors once again became comfortable owning stocks with inherently greater levels of either business or financial risk. There were many factors behind this, including increased confidence in the economic recovery, improved corporate governance and accounting scrutiny, a narrowing of credit spreads, and a recognition that valuation disparity between "safer" stocks and "riskier" stocks had grown too large during the preceding year. The Fund's performance benefited from this trend as we have never been shy about taking on a manageable degree of business risk with our stocks as long as we feel we are getting more than compensated for it in the prices we pay. During the period, small-caps outperformed mid-caps, which in turn did better than large-caps. As the Fund has a somewhat higher average market cap than the benchmark, this latter trend worked against our relative performance.

The Fund's underperformance relative to the market benchmark can be largely attributed to weak relative stock selection within the Materials and Health Care sectors. AK Steel and IMC Global were the Materials names that performed poorly, while our HMO names suffered a bit lately due to concern over the impact of unemployment on enrollment trends. The Fund was also hindered due to being overweight the Energy sector, which lagged all other sectors in the benchmark. Offsetting this weakness was exceptional stock performance in the Consumer Discretionary sector, the best relative group during the period as Harman International, United Global Communication and Rent-A-Center were among our top contributors. In addition, our overweight to Technology names and underweight within Financials also contributed positively to our relative results.

The Fund continues to be positioned to benefit from the ongoing economic recovery, but with cyclical valuations having expanded so dramatically over the past two quarters, we are beginning to do a bit more hunting for bargains in more defensive sectors.

WHAT IS YOUR OUTLOOK?

We remain on track for Gross Domestic Product growth of 4% or greater as 2003 comes to a close and look for continued growth at a 3.5% pace in 2004-05. Consumers spent their tax refund checks during the third quarter, and will get even larger refunds from the IRS during first quarter of 2004. Businesses are starting to spend as profits have improved smartly. Inventories remain at very low levels and we look for restocking to provide some additional fuel to economic growth over the next few quarters. Recent evidence suggests the employment picture may have finally begun to improve as well. As we enter 2004, an election year, the current administration is confronting declining approval rates as violence in Iraq drags on and fiscal deficits balloon. If the dollar were to drop swiftly in response to these pressures, it could be quite problematic for our bond and stock markets. At present we do not view this as the most likely scenario. With economic growth continuing at a fairly robust clip over the next several quarters and no immediate prospects of rate increases from the Fed, stocks can continue to work higher, though we would concede there are fewer obvious bargains compared with earlier in the year.

The Hartford Short Duration Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(3) 10/31/02 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                       LEHMAN BROTHERS U.S.
                                                                    SHORT DURATION FUND          GOVERNMENT/CREDIT 1-5 YEAR INDEX
                                                                    -------------------          --------------------------------
10/31/02                                                                    9700                              10000
                                                                            9676                               9987
                                                                            9829                              10145
                                                                            9842                              10151
                                                                            9944                              10244
                                                                            9962                              10263
                                                                           10022                              10312
                                                                           10130                              10430
                                                                           10143                              10441
                                                                           10008                              10295
                                                                           10013                              10300
                                                                           10186                              10473
10/03                                                                      10134                              10405

    --- SHORT DURATION FUND                   --- LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT
        $9,700  starting value                    1-5 YEAR INDEX
        $10,134 ending value                      $10,000 starting value
                                                  $10,405 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Short Duration A#     10/31/2002      4.48%        4.48%
------------------------------------------------------------------
Short Duration A##    10/31/2002      1.33%        1.33%
------------------------------------------------------------------
Short Duration B#     10/31/2002      3.77%        3.77%
------------------------------------------------------------------
Short Duration B##    10/31/2002     -1.23%       -1.23%
------------------------------------------------------------------
Short Duration C#     10/31/2002      3.77%        3.77%
------------------------------------------------------------------
Short Duration C##    10/31/2002      1.73%        2.74%
------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

JIM CONNOLLY, CFA
Vice President
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Short Duration Fund Class A placed in the 2nd quartile with a total return, before sales charge, of 4.48% versus the 4.46% for the Lipper peer group and a return of 4.05% for the Lehman Brothers U.S. Government/Credit 1-5 Year Index.

The primary objective of the Hartford Short Duration Fund is to provide a high level of income. As of October 31, 2003, the SEC yield for this Fund's Class A shares is 2.55%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's strong performance over the past year can be attributed to our overweight in the corporate sector, particularly in the industrial subsector, as it continues to perform well on both a yield and total return perspective. Our allocation to Treasury Inflation Protected Securities early this year also benefited the Fund as we capitalized on the strong seasonal inflation accrual levels. The Fund's short duration also contributed positively in the third quarter as interest rates rose.

The demand for investment grade corporate paper remains strong as fundamentals continue to show signs of improvement. While we lowered our exposure to mortgage-backed securities during the year given the continued concerns of extension risk, our holdings in this sector contributed positively to yield over the past couple of months. Overall, we remain underweight to both US Treasuries and agencies as better risk and reward opportunities remain in other spread sectors. As the Fund continues to grow, we are selectively adding to existing positions in order to maintain current weightings where we see continued relative value opportunities.

WHAT IS YOUR OUTLOOK?

The back up in yields in the front end of the curve, which began following the Fed easing at the end of June, continued during the third quarter. This increase in interest rates could be attributed to the market's expectation for an accelerated economic recovery. However, the economic data released throughout September indicated that the economy is continuing to strengthen but at a slower pace than had been anticipated. The pricing of Fed Funds futures are now priced such that the Fed may begin tightening during the second quarter of next year. However, the expectation that the Fed will be on hold until at least that time has begun to tempt investors to purchase longer dated securities in order to take advantage of the higher yields and attractive breakevens.

Given our view that the Fed will be on hold for a sustained period, we will continue to look for opportunities to take advantage of what remains a relatively steep yield curve in the front end. We will continue to look for opportunities to enhance the yield of this income driven fund by remaining focused, though selective, on the corporate sector, which continues to remain both fundamentally and technically favorable. Additionally, with interest rates remaining at these low levels, we will continue to monitor the Fund's mortgage position given the risks of duration extension.

The Hartford Small Company Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     SMALL COMPANY FUND             RUSSELL 2000 GROWTH INDEX
                                                                     ------------------             -------------------------
7/22/96                                                                     9450                              10000
                                                                            9422                               8779
                                                                           10263                               9429
                                                                           10915                               9914
10/96                                                                      10612                               9487
                                                                           10839                               9751
                                                                           10783                               9941
                                                                           10773                              10189
                                                                           10602                               9574
                                                                           10057                               8898
                                                                           10117                               8795
                                                                           11208                              10117
                                                                           11866                              10460
                                                                           12442                              10995
                                                                           12734                              11325
                                                                           13824                              12229
10/97                                                                      13259                              11494
                                                                           13027                              11220
                                                                           12862                              11227
                                                                           12545                              11078
                                                                           13793                              12056
                                                                           14343                              12562
                                                                           14534                              12639
                                                                           13825                              11720
                                                                           14027                              11839
                                                                           13536                              10851
                                                                           10226                               8346
                                                                           11112                               9193
10/98                                                                      11997                               9673
                                                                           12808                              10423
                                                                           14207                              11367
                                                                           14827                              11878
                                                                           13365                              10791
                                                                           14465                              11175
                                                                           15649                              12162
                                                                           15979                              12182
                                                                           17250                              12824
                                                                           17229                              12427
                                                                           16983                              11963
                                                                           17324                              12193
10/99                                                                      17922                              12506
                                                                           19961                              13827
                                                                           23534                              16264
                                                                           22845                              16113
                                                                           26856                              19862
                                                                           26453                              17774
                                                                           24062                              15979
                                                                           21374                              14579
                                                                           24391                              16463
                                                                           22432                              15052
                                                                           24211                              16636
                                                                           23153                              15809
10/00                                                                      21722                              14525
                                                                           19018                              11887
                                                                           20446                              12615
                                                                           19540                              13636
                                                                           17379                              11766
                                                                           15876                              10697
                                                                           18038                              12006
                                                                           17802                              12284
                                                                           18079                              12620
                                                                           17098                              11543
                                                                           16376                              10822
                                                                           13792                               9075
10/01                                                                      14911                               9948
                                                                           16339                              10779
                                                                           17208                              11450
                                                                           16935                              11043
                                                                           16139                              10328
                                                                           17318                              11226
                                                                           16884                              10983
                                                                           16237                              10341
                                                                           15107                               9464
                                                                           12660                               8009
                                                                           12412                               8005
                                                                           11903                               7427
10/02                                                                      12337                               7803
                                                                           13095                               8576
                                                                           11951                               7985
                                                                           11629                               7767
                                                                           11393                               7560
                                                                           11790                               7674
                                                                           13045                               8400
                                                                           14498                               9347
                                                                           14958                               9527
                                                                           16026                              10248
                                                                           16820                              10798
                                                                           16200                              10525
10/03                                                                      17740                              11434

    --- SMALL COMPANY FUND                     --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $17,740 ending value                       $11,434  ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

              INCEPTION                       SINCE
                DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
Small Co A#   7/22/1996   43.81%   8.14%      9.04%
----------------------------------------------------------
Small Co A##  7/22/1996   35.87%   6.93%      8.20%
----------------------------------------------------------
Small Co B#   7/22/1996   42.81%   7.37%      8.29%
----------------------------------------------------------
Small Co B##  7/22/1996   37.81%   7.07%      8.29%
----------------------------------------------------------
Small Co C#   7/22/1996   42.77%   7.39%      8.31%
----------------------------------------------------------
Small Co C##  7/22/1996   40.34%   7.17%      8.16%
----------------------------------------------------------
Small Co Y#   7/22/1996   44.40%   8.65%      9.56%
----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Small Company Fund Class A, before sales charge, returned 43.81% for the twelve-month period ended October 31, 2003. The Fund's return outperformed the 40.5% return of the Lipper Small Cap Growth average but underperformed the 46.56% return of the Russell 2000 Growth Index.

WHY DID THE FUND PERFORM THIS WAY?

With a 77% gain over the last twelve months, small cap Technology stocks remain at the top of their league -- the strongest performers in the entire stock market. Individual stock selection remains critical in our effort to outperform the benchmark, especially as the markets appear to be caught up in a tech-driven speculative frenzy.

Our modest underperformance relative to the index was concentrated within the Health Care and Technology sectors. In terms of Health Care, we were most hurt by a handful of names such as Array Biopharma (Biotechnology), NDC Health Center (Healthcare Provider), Intermune (Biotechnology). Within Technology, our unwillingness to invest in names trading at unreasonable valuations proved detrimental to our relative results.

On the positive side, our sector exposure added value due to our overweight of the three best performing areas: Telecommunications, Technology, and Health Care. The Fund also benefited from its investments within Telecommunications, as wireless telecommunication providers, American Tower and Crown Castle were two of the three top contributors to our performance. After the carnage of the telecom boom and bust, both companies remain dominant leaders that are de-leveraging their balance sheets with free cash flow while still growing their core businesses at over 12% annually.

WHAT IS YOUR OUTLOOK?

Undoubtedly, the US economy is undergoing a gradual recovery, characterized by strong consumer spending, high productivity, but zero job creation. We are surprised by the resiliency of the US consumer in the face of relatively high unemployment claims. However, strong productivity growth means better corporate profits, and ultimately higher capital spending and job formation.

The portfolio is clearly positioned to benefit from an economic rebound, with an overweight position in the Consumer Discretionary sector as well as the Transportation sub-sector. We are discovering that many small companies, once devastated by the economic downturn, are showing signs of growth again, especially in the Industrial and Information Technology sectors. However, we remain less focused on sector allocation decisions, and more attentive to buying undiscovered companies with significant growth potential.

The Hartford SmallCap Growth Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(4,6) 10/31/93 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    SMALLCAP GROWTH FUND            RUSSELL 2000 GROWTH INDEX
                                                                    --------------------            -------------------------
10/31/93                                                                    9450                              10000
                                                                            8704                               9596
                                                                            9143                               9975
                                                                            9347                              10240
                                                                            9173                              10195
                                                                            8635                               9569
                                                                            8483                               9584
                                                                            8168                               9369
                                                                            7671                               8969
                                                                            7638                               9096
                                                                            8105                               9764
                                                                            8331                               9805
10/94                                                                       8546                               9909
                                                                            8331                               9508
                                                                            8487                               9732
                                                                            8413                               9533
                                                                            8806                               9974
                                                                            8969                              10265
                                                                            9121                              10419
                                                                            9173                              10556
                                                                           10007                              11283
                                                                           11253                              12162
                                                                           11371                              12311
                                                                           11979                              12565
10/95                                                                      11512                              11947
                                                                           11783                              12474
                                                                           11571                              12751
                                                                           11377                              12645
                                                                           12131                              13221
                                                                           12434                              13483
                                                                           13577                              14519
                                                                           14242                              15263
                                                                           13312                              14271
                                                                           11959                              12529
                                                                           12987                              13456
                                                                           13876                              14149
10/96                                                                      12890                              13539
                                                                           12886                              13915
                                                                           12372                              14187
                                                                           12181                              14542
                                                                           10715                              13663
                                                                            9773                              12699
                                                                            9534                              12551
                                                                           11325                              14438
                                                                           11598                              14927
                                                                           12279                              15691
                                                                           11962                              16162
                                                                           12763                              17452
10/97                                                                      12177                              16403
                                                                           12220                              16013
                                                                           12560                              16022
                                                                           12142                              15809
                                                                           13584                              17205
                                                                           14456                              17928
                                                                           14565                              18037
                                                                           13819                              16726
                                                                           14378                              16896
                                                                           13217                              15486
                                                                           10328                              11912
                                                                           11043                              13119
10/98                                                                      11763                              13804
                                                                           13248                              14875
                                                                           15053                              16222
                                                                           16123                              16952
                                                                           14082                              15400
                                                                           15100                              15949
                                                                           15663                              17357
                                                                           15776                              17385
                                                                           17962                              18301
                                                                           18194                              17735
                                                                           18618                              17072
                                                                           19491                              17402
10/99                                                                      22368                              17847
                                                                           25145                              19734
                                                                           31827                              23211
                                                                           32445                              22995
                                                                           45304                              28346
                                                                           40537                              25367
                                                                           33941                              22805
                                                                           29227                              20807
                                                                           36222                              23495
                                                                           33536                              21482
                                                                           40184                              23741
                                                                           37910                              22561
10/00                                                                      34466                              20729
                                                                           24544                              16965
                                                                           27386                              18003
                                                                           27909                              19460
                                                                           22666                              16792
                                                                           20254                              15265
                                                                           22096                              17134
                                                                           22077                              17531
                                                                           22918                              18010
                                                                           21245                              16474
                                                                           19852                              15444
                                                                           16160                              12951
10/01                                                                      17796                              14197
                                                                           19811                              15383
                                                                           21369                              16341
                                                                           20666                              15759
                                                                           19517                              14740
                                                                           21531                              16021
                                                                           20609                              15675
                                                                           19165                              14758
                                                                           17379                              13506
                                                                           15022                              11430
                                                                           14946                              11425
                                                                           13702                              10600
10/02                                                                      14794                              11136
                                                                           16457                              12240
                                                                           15155                              11395
                                                                           14652                              11085
                                                                           13987                              10789
                                                                           14148                              10952
                                                                           15488                              11988
                                                                           17312                              13339
                                                                           17759                              13597
                                                                           18937                              14625
                                                                           20258                              15410
                                                                           20267                              15020
10/03                                                                      21768                              16318

    --- SMALLCAP GROWTH FUND                   --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $21,768 ending value                       $16,318 ending value

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President

JAMES A. RULLO, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(4,5) (as of 10/31/03)

              INCEPTION      1        5       10       SINCE
                 DATE       YEAR     YEAR    YEAR    INCEPTION
-------------------------------------------------------------------
SmallCap A#     1/4/1988   47.14%   13.10%   8.70%    12.76%
-------------------------------------------------------------------
SmallCap A##    1/4/1988   39.02%   11.83%   8.09%    12.36%
-------------------------------------------------------------------
SmallCap B#   11/14/1994   46.17%   12.45%    NA*      NA*
-------------------------------------------------------------------
SmallCap B##  11/14/1994   41.17%   12.27%    NA*      NA*
-------------------------------------------------------------------
SmallCap C#   11/14/1994   46.27%   12.41%    NA      10.56%
-------------------------------------------------------------------
SmallCap C##  11/14/1994   43.81%   12.06%    NA      10.42%
-------------------------------------------------------------------
SmallCap H#   11/14/1994   46.28%   12.45%    NA*      NA*
-------------------------------------------------------------------
SmallCap H##  11/14/1994   42.28%   12.27%    NA*      NA*
-------------------------------------------------------------------
SmallCap L#     1/4/1988   47.17%   13.09%   8.70%    12.76%
-------------------------------------------------------------------
SmallCap L##    1/4/1988   40.15%   12.00%   8.17%    12.41%
-------------------------------------------------------------------
SmallCap M#   11/14/1994   46.24%   12.46%    NA*      NA*
-------------------------------------------------------------------
SmallCap M##  11/14/1994   42.24%   12.28%    NA*      NA*
-------------------------------------------------------------------
SmallCap N#   11/14/1994   46.28%   12.45%    NA      10.57%
-------------------------------------------------------------------
SmallCap N##  11/14/1994   45.28%   12.45%    NA      10.57%
-------------------------------------------------------------------
SmallCap Y#    2/19/2002   47.72%     NA      NA       6.49%
-------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Small Cap Growth Fund Class A, before sales charge, returned 47.14% for the twelve-month period ended October 31, 2003. The Fund outperformed the Russell 2000 Growth Index, which returned 46.56%, and the Lipper Small-Cap Growth Mutual Fund Average, which returned 40.5% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Ascending equity markets have generally reflected increased investor confidence in an economic rebound as indicated by increased consumer confidence and firming consumer spending, growing manufacturing output and productivity gains, and accommodating interest rates and tax policies. Small cap stocks benefited the most from this cyclical rally outpacing larger cap names. Within the Russell 2000 Growth Index, the Telecommunication and Technology sectors led the way posting returns of 92% and 75%, respectively, as Energy names performed the worst, returning 16%.

Given our sector-neutral investment approach, the Fund's stock selection was the main driver of our outperformance. Security selection was strongest among the Information Technology and Industrials sectors. On the negative side, our investments within Financials detracted the most from relative return comparisons. For the twelve-month period, the greatest contributors to absolute Fund returns were UnitedGlobalCom (Consumer Discretionary), Ciphergen Biosystems (Health Care), and Dendrite International (Health Care). The largest detractors from absolute Fund returns were Investment Technology Group (Financials), Too (Consumer Discretionary), and Radiant Systems (Information Technology).

WHAT IS YOUR OUTLOOK?

In the current environment of accelerating growth, productivity is surging and remains well above the rate of the 1990s, implying better corporate profits, higher investments, and ultimately job creation. Although the theme of a jobless recovery abounds, there are signs of better times for labor ahead. The number of self-employed workers is growing and small businesses have expressed intentions to step up hiring. Net employment gains will become more visible in the coming months. We believe the consumption environment will be sound in 2004, bolstered by more jobs, tax cuts, and an improving net worth position of households. Furthermore, the outlook for capital spending is solid and will likely emerge as a new driver of growth.

The Hartford Stock Fund   (subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         STOCK FUND                       S&P 500 INDEX
                                                                         ----------                       -------------
7/22/96                                                                     9450                              10000
                                                                            9526                              10102
                                                                            9668                              10317
                                                                           10178                              10897
10/96                                                                      10443                              11198
                                                                           11180                              12043
                                                                           10915                              11805
                                                                           11568                              12542
                                                                           11653                              12641
                                                                           11313                              12122
                                                                           11900                              12845
                                                                           12639                              13630
                                                                           13267                              14236
                                                                           14196                              15368
                                                                           13373                              14507
                                                                           14055                              15301
10/97                                                                      13675                              14790
                                                                           14244                              15475
                                                                           14387                              15741
                                                                           14510                              15914
                                                                           15620                              17061
                                                                           16522                              17935
                                                                           16874                              18118
                                                                           16551                              17806
                                                                           17500                              18529
                                                                           17671                              18333
                                                                           15081                              15684
                                                                           15706                              16689
10/98                                                                      16939                              18044
                                                                           17917                              19138
                                                                           18895                              20240
                                                                           19509                              21086
                                                                           19135                              20430
                                                                           20074                              21248
                                                                           20975                              22070
                                                                           20361                              21549
                                                                           21694                              22745
                                                                           21089                              22035
                                                                           20762                              21925
                                                                           20187                              21324
10/99                                                                      21271                              22674
                                                                           21633                              23134
                                                                           23108                              24495
                                                                           22013                              23265
                                                                           22052                              22825
                                                                           24183                              25058
                                                                           23489                              24304
                                                                           22970                              23805
                                                                           23469                              24391
                                                                           22976                              24010
                                                                           24180                              25501
                                                                           23046                              24155
10/00                                                                      23076                              24054
                                                                           21694                              22158
                                                                           21932                              22267
                                                                           22500                              23057
                                                                           20887                              20957
                                                                           19369                              19630
                                                                           20754                              21153
                                                                           20920                              21295
                                                                           20008                              20777
                                                                           19760                              20574
                                                                           18446                              19288
                                                                           17112                              17731
10/01                                                                      17475                              18070
                                                                           18789                              19456
                                                                           18924                              19627
                                                                           18459                              19341
                                                                           18189                              18967
                                                                           18810                              19680
                                                                           17226                              18488
                                                                           16978                              18352
                                                                           15747                              17045
                                                                           14796                              15717
                                                                           14661                              15820
                                                                           13026                              14102
10/02                                                                      14207                              15342
                                                                           15272                              16244
                                                                           14289                              15290
                                                                           13896                              14891
                                                                           13607                              14668
                                                                           13658                              14810
                                                                           14694                              16029
                                                                           15408                              16872
                                                                           15625                              17088
                                                                           16008                              17389
                                                                           16205                              17728
                                                                           15936                              17540
10/03                                                                      16774                              18531

    --- STOCK FUND                             --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $16,774 ending value                       $18,531 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

           INCEPTION                       SINCE
             DATE      1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------
Stock A#   7/22/1996   18.06%   -0.20%     8.20%
-------------------------------------------------------
Stock A##  7/22/1996   11.56%   -1.32%     7.36%
-------------------------------------------------------
Stock B#   7/22/1996   17.18%   -0.92%     7.43%
-------------------------------------------------------
Stock B##  7/22/1996   12.18%   -1.29%     7.43%
-------------------------------------------------------
Stock C#   7/22/1996   17.36%   -0.84%     7.48%
-------------------------------------------------------
Stock C##  7/22/1996   15.19%   -1.04%     7.33%
-------------------------------------------------------
Stock Y#   7/22/1996   18.80%    0.31%     8.73%
-------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Stock Fund Class A, before sales charge, returned 18.06% for the 12-month period ended October 31, 2003, slightly ahead of its Lipper Large-Cap Core peer group of 17.8% but trailed the S&P 500 Index, the Fund's benchmark, which returned 20.79%.

WHY DID THE FUND PERFORM THIS WAY?

Most major market indices posted positive returns during the period. On a relative basis, small caps continued to outperform mid-cap and large-cap stocks while value edged out growth by a small margin. All ten sectors of the S&P 500 posted positive gains for the period with strong results in Consumer Discretionary, Materials and Technology. However, during this period, we faced a significant headwind as, on average, the smaller cap, higher beta names within the index outperformed the larger cap, higher quality names held in our portfolio.

Strong stock selection in several sectors, most notably Health Care, Financials and Energy, boosted our performance. Conversely, overall stock selection within Technology, Consumer Discretionary, Consumer Staples and Industrials detracted from performance. At the margin, the Fund's underweight position in Telecommunications and overweight position in Materials helped performance. Two of the strongest contributors to performance were Cisco (Technology) and Citigroup (Financials). Cisco benefited from a rebound in technology spending over the last year as well as new product introductions. Citigroup has executed well, controlled costs and is leveraged to improving global capital markets. During the period we added to Citigroup and held onto our position in Cisco.

The top three detractors from performance were SBC Communications (Telecommunications), Schering-Plough (Pharmaceuticals) and Safeway (Consumer Staples). Along with others in the telecom industry, SBC has struggled as a result of overcapacity, competition, and new technologies. Schering-Plough has suffered from competitive pressures across its key drug franchises as well as from the switch of Claritin, their leading product, to the Over the Counter market. Safeway lowered their earnings guidance resulting from increasing operating costs and declining margins due to competition from Wal-Mart. All three stocks have been eliminated from the portfolio.

Given our positive economic outlook, we continue to position the portfolio with a pro-cycle bias, investing in those stocks and sectors that offer the most attractive valuations and long-term growth prospects.

WHAT IS YOUR OUTLOOK?

Investor optimism surrounding the economy and the equity market has started to consolidate. Tax cuts, a weaker dollar, sustained productivity, and healthier balance sheets all bode well for corporate profits. The consumer has driven the economic recovery so far. However, we will look for improved corporate spending and employment trends as key gauges to determine the sustainability of the domestic recovery. At this juncture, we believe a sustainable up-trend will in fact unfold over the next several months and support growth in 2004.

The Hartford Tax-Free California Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(3) 10/31/02 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                LEHMAN BROTHERS CALIFORNIA EXEMPT
                                                                 TAX-FREE CALIFORNIA FUND                     INDEX
                                                                 ------------------------       ---------------------------------
10/31/02                                                                   9550                               10000
                                                                           9476                                9985
                                                                           9718                               10166
                                                                           9620                               10116
                                                                           9814                               10269
                                                                           9805                               10274
                                                                           9863                               10562
                                                                          10116                               10630
                                                                          10000                               10549
                                                                           9437                               10110
                                                                           9540                               10192
                                                                           9869                               10485
10/03                                                                      9842                               10448

    --- TAX-FREE CALIFORNIA FUND              --- LEHMAN BROTHERS CALIFORNIA EXEMPT
        $9,550 starting value                     INDEX
        $9,842 ending value                       $10,000 starting value
                                                  $10,448 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

                INCEPTION DATE   1 YEAR   SINCE INCEPTION
--------------------------------------------------------------
California A#     10/31/2002      3.06%        3.06%
--------------------------------------------------------------
California A##    10/31/2002     -1.57%       -1.57%
--------------------------------------------------------------
California B#     10/31/2002      2.23%        2.23%
--------------------------------------------------------------
California B##    10/31/2002     -2.73%       -2.73%
--------------------------------------------------------------
California C#     10/31/2002      2.34%        2.34%
--------------------------------------------------------------
California C##    10/31/2002      0.32%        1.32%
--------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Tax-Free California Fund Class A placed in the 4th quartile with a total return, before sales charge, of 3.06% versus the 4.22% for the Lipper peer group and a return of 4.48% for the Lehman Brothers California Exempt Index.

The primary objective of the Hartford Tax-Free California Fund is to provide current income exempt from both federal and California income tax. As of October 31, 2003, the SEC yield for this Fund's Class A shares was 4.11%.

WHY DID THE FUND PERFORM THIS WAY?

Throughout the year, we overweighted bonds 20 years to maturity and longer, in order to maximize yield, and underweighted the better performing intermediate portion of the yield curve. Long bonds have generally been the worst performing part of the California yield curve. Our holdings in long state general obligation debt, suffering from weak credit fundamentals and an abundance of supply, led the decline in poor performance. Our strategy to add yield by also underweighting the short portion of the yield curve, caused a drag to total return performance as well.

California experienced a continuous barrage of negative headlines on the State's ever-widening budget deficit and is currently the lowest rated State in the nation. Until recently, state tobacco bonds also suffered heavy losses because of the uncertain outcome of a lawsuit against Phillip Morris USA. However, three separate favorable legal judgments for the tobacco companies were announced in September. The most important decision came from the Illinois Supreme Court, which in part reversed a lower court ruling in a case that threatened to force Philip Morris into bankruptcy. This proved to be very positive news for tobacco companies and in return for municipal tobacco bonds. Tobacco bonds performed extremely well after the announcements.

WHAT IS YOUR OUTLOOK?

California issuance has been running counter to the general market trend and has been up all year, while general market issuance has declined in the last three months. Much of the issuance from the state has been in response to its budget difficulties and the need to continue to finance projects already in progress or to replenish depleted cash balances. We do not expect issuance from the state to ebb anytime soon. We believe the combination of very strong issuance from the state and a less than stellar market for bonds will generally cause California bonds to under perform the market for the time being.

Even though the national economic picture appears to be slowly improving, we believe that the state finance picture has at least a year to go prior to credit improvement. California represents a true credit puzzle from both a political and fiscal perspective. We have a real concern Moody's Rating Agency could join Standard & Poors and lower the state's general obligation debt rating to the "BBB" category. The state's strong issuance needs, combined with a second agency downgrade to "BBB", will cause a strong negative market reaction.

We also note that California counties, schools and other state and local agencies that collect property taxes may be required to refund close to $10 billion in past property tax collections if a court finds they violated assessment methodologies dictated under Proposition 13. We will continue our focus on higher yielding securities, but we will also seek to balance the risks we see in the market.

The Hartford Tax-Free Minnesota Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(7,9) 10/31/93 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                  TAX-FREE MINNESOTA FUND                     INDEX
                                                                  -----------------------         ------------------------------
10/31/93                                                                    9550                              10000
                                                                            9487                               9912
                                                                            9635                              10121
                                                                            9740                              10237
                                                                            9515                               9972
                                                                            9154                               9565
                                                                            9188                               9647
                                                                            9314                               9730
                                                                            9284                               9671
                                                                            9456                               9848
                                                                            9464                               9882
                                                                            9351                               9737
10/94                                                                       9182                               9564
                                                                            9022                               9391
                                                                            9226                               9598
                                                                            9460                               9872
                                                                            9694                              10159
                                                                            9749                              10276
                                                                            9747                              10288
                                                                           10024                              10617
                                                                            9925                              10524
                                                                            9991                              10623
                                                                           10086                              10758
                                                                           10131                              10826
10/95                                                                      10276                              10984
                                                                           10421                              11166
                                                                           10526                              11273
                                                                           10571                              11358
                                                                           10497                              11282
                                                                           10362                              11137
                                                                           10337                              11106
                                                                           10342                              11102
                                                                           10438                              11223
                                                                           10525                              11324
                                                                           10510                              11322
                                                                           10639                              11480
10/96                                                                      10727                              11610
                                                                           10877                              11822
                                                                           10841                              11772
                                                                           10845                              11795
                                                                           10933                              11903
                                                                           10789                              11744
                                                                           10879                              11843
                                                                           11022                              12021
                                                                           11133                              12149
                                                                           11395                              12485
                                                                           11270                              12368
                                                                           11394                              12515
10/97                                                                      11463                              12596
                                                                           11522                              12670
                                                                           11682                              12854
                                                                           11785                              12987
                                                                           11766                              12991
                                                                           11769                              13003
                                                                           11706                              12944
                                                                           11888                              13149
                                                                           11926                              13201
                                                                           11952                              13234
                                                                           12182                              13438
                                                                           12334                              13606
10/98                                                                      12280                              13605
                                                                           12330                              13653
                                                                           12355                              13688
                                                                           12474                              13850
                                                                           12416                              13790
                                                                           12405                              13809
                                                                           12442                              13843
                                                                           12345                              13763
                                                                           12188                              13565
                                                                           12223                              13614
                                                                           12137                              13505
                                                                           12123                              13511
10/99                                                                      11988                              13364
                                                                           12098                              13507
                                                                           12037                              13406
                                                                           11975                              13348
                                                                           12125                              13503
                                                                           12325                              13798
                                                                           12253                              13716
                                                                           12180                              13645
                                                                           12449                              14006
                                                                           12604                              14201
                                                                           12786                              14420
                                                                           12713                              14345
10/00                                                                      12858                              14502
                                                                           12952                              14611
                                                                           13306                              14972
                                                                           13388                              15121
                                                                           13444                              15169
                                                                           13537                              15305
                                                                           13354                              15139
                                                                           13513                              15302
                                                                           13589                              15404
                                                                           13790                              15633
                                                                           13993                              15890
                                                                           13931                              15837
10/01                                                                      14117                              16025
                                                                           13940                              15890
                                                                           13797                              15740
                                                                           13994                              16013
                                                                           14066                              16206
                                                                           13828                              15888
                                                                           14083                              16199
                                                                           14151                              16298
                                                                           14314                              16470
                                                                           14478                              16683
                                                                           14630                              16883
                                                                           14935                              17253
10/02                                                                      14633                              16966
                                                                           14530                              16895
                                                                           14871                              17252
                                                                           14801                              17208
                                                                           15027                              17449
                                                                           15015                              17460
                                                                           15076                              17868
                                                                           15478                              17986
                                                                           15394                              17909
                                                                           14777                              17282
                                                                           14869                              17412
                                                                           15366                              17924
10/03                                                                      15253                              17834

    --- TAX-FREE MINNESOTA FUND               --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550  starting value                    $10,000 starting value
        $15,253 ending value                      $17,834 ending value

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(7,8) (as of 10/31/03)

                 INCEPTION        1        5      10       SINCE
                    DATE         YEAR    YEAR    YEAR    INCEPTION
-----------------------------------------------------------------------
Minnesota A#       6/2/1986      4.23%   4.43%   4.80%     6.16%
-----------------------------------------------------------------------
Minnesota A##      6/2/1986     -0.43%   3.48%   4.32%     5.88%
-----------------------------------------------------------------------
Minnesota B#     11/14/1994      3.42%   3.59%    NA*      NA*
-----------------------------------------------------------------------
Minnesota B##    11/14/1994     -1.58%   3.25%    NA*      NA*
-----------------------------------------------------------------------
Minnesota C#     11/14/1994      3.51%   3.59%    NA       5.20%
-----------------------------------------------------------------------
Minnesota C##    11/14/1994      1.47%   3.21%    NA       5.08%
-----------------------------------------------------------------------
Minnesota E#       6/2/1986      4.50%   4.67%   4.92%     6.23%
-----------------------------------------------------------------------
Minnesota E##      6/2/1986     -0.23%   3.72%   4.44%     5.95%
-----------------------------------------------------------------------
Minnesota H#     11/14/1994      3.46%   3.63%    NA*      NA*
-----------------------------------------------------------------------
Minnesota H##    11/14/1994     -0.53%   3.29%    NA*      NA*
-----------------------------------------------------------------------
Minnesota L#     11/14/1994      4.34%   4.42%    NA       6.03%
-----------------------------------------------------------------------
Minnesota L##    11/14/1994     -0.31%   3.47%    NA       5.49%
-----------------------------------------------------------------------
Minnesota M#     11/14/1994      3.67%   3.68%    NA*      NA*
-----------------------------------------------------------------------
Minnesota M##    11/14/1994     -0.33%   3.34%    NA*      NA*
-----------------------------------------------------------------------
Minnesota N#     11/14/1994      3.47%   3.68%    NA       5.23%
-----------------------------------------------------------------------
Minnesota N##    11/14/1994      2.47%   3.68%    NA       5.23%
-----------------------------------------------------------------------
Minnesota Y#      2/19/2002      4.50%    NA      NA       9.64%
-----------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Tax-Free Minnesota Fund Class A placed in the 4th quartile with a total return, before sales charge, of 4.23% versus a return of 5.11% for the Lehman Brothers Municipal Bond Index and the 5.00% for the Lipper peer group.

The primary objective of the Hartford Tax-Free Minnesota Fund is to provide current income exempt from both federal income tax and Minnesota state personal income tax. As of October 31, 2003, the SEC yield for this Fund's Class A shares is 3.11%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's performance suffered from an overweight to the short maturing securities early this year and more recently, our overweight to the underperforming intermediate part of the yield curve. Security selection in Puerto Rico debt, which suffered spread widening, and limited exposure to tobacco bonds, which saw spreads tighten, also caused a drag on performance.

The lack of Minnesota paper created a very challenging environment for repositioning the Fund. Most of the deals brought to market were of very high quality and offered little in the way of yield pickup. We have had a strong bias toward the relative safety of local general obligation debt as we headed into the current economic cycle. We believe tight spreads for lower quality Minnesota paper are a product of a lack of supply and not credit fundamentals. Therefore, we favored quality over the yield compensation for moving into lower rated credits. We also continued to carry more insured bonds than the index due to our preference for quality.

WHAT IS YOUR OUTLOOK?

Minnesota's economic and fiscal recovery remains uncertain. The State's revenue report in December will indicate to state lawmakers whether additional budget cuts are required during the next legislative session. Minnesota Governor Pawlenty filed an application for federal agricultural disaster relief for 62 counties, and he expects the number to rise after a second assessment by the Farm Service Agency. State officials are estimating losses of about $1.1 billion in crops alone.

We have focused on increasing exposure to those revenue sectors where we see positive demographic trends, strong product demand in all economic environments and good liquidity provided by retail. We like public and private higher education bonds (demographics), corporate industrial development revenue bonds (national economic recovery) and health care bonds. We are actively looking for health related credits at a time when changes in both federal and state health policy might bring additional volatility to the sector. When the market presents the opportunity, we expect that the industrial/pollution control and hospital sectors will be overweights for the Fund because of the ability to pickup incremental yield.

The Hartford Tax-Free National Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(7,9) 10/31/93 -- 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                   TAX-FREE NATIONAL FUND                     INDEX
                                                                   ----------------------         ------------------------------
10/31/93                                                                    9550                              10000
                                                                            9432                               9912
                                                                            9619                              10121
                                                                            9747                              10237
                                                                            9506                               9972
                                                                            9108                               9565
                                                                            9132                               9647
                                                                            9235                               9730
                                                                            9172                               9671
                                                                            9372                               9848
                                                                            9414                               9882
                                                                            9226                               9737
10/94                                                                       9038                               9564
                                                                            8902                               9391
                                                                            9122                               9598
                                                                            9364                               9872
                                                                            9645                              10159
                                                                            9690                              10276
                                                                            9690                              10288
                                                                           10003                              10617
                                                                            9846                              10524
                                                                            9929                              10623
                                                                           10039                              10758
                                                                           10084                              10826
10/95                                                                      10242                              10984
                                                                           10458                              11166
                                                                           10569                              11273
                                                                           10623                              11358
                                                                           10515                              11282
                                                                           10357                              11137
                                                                           10305                              11106
                                                                           10311                              11102
                                                                           10404                              11223
                                                                           10527                              11324
                                                                           10504                              11322
                                                                           10658                              11480
10/96                                                                      10773                              11610
                                                                           10968                              11822
                                                                           10904                              11772
                                                                           10900                              11795
                                                                           10986                              11903
                                                                           10830                              11744
                                                                           10918                              11843
                                                                           11077                              12021
                                                                           11196                              12149
                                                                           11561                              12485
                                                                           11380                              12368
                                                                           11531                              12515
10/97                                                                      11598                              12596
                                                                           11656                              12670
                                                                           11855                              12854
                                                                           11976                              12987
                                                                           11948                              12991
                                                                           11931                              13003
                                                                           11827                              12944
                                                                           12054                              13149
                                                                           12077                              13201
                                                                           12089                              13234
                                                                           12296                              13438
                                                                           12450                              13606
10/98                                                                      12407                              13605
                                                                           12441                              13653
                                                                           12475                              13688
                                                                           12599                              13850
                                                                           12522                              13790
                                                                           12500                              13809
                                                                           12547                              13843
                                                                           12434                              13763
                                                                           12219                              13565
                                                                           12255                              13614
                                                                           12141                              13505
                                                                           12131                              13511
10/99                                                                      11958                              13364
                                                                           12099                              13507
                                                                           12018                              13406
                                                                           11949                              13348
                                                                           12116                              13503
                                                                           12354                              13798
                                                                           12275                              13716
                                                                           12195                              13645
                                                                           12499                              14006
                                                                           12659                              14201
                                                                           12857                              14420
                                                                           12777                              14345
10/00                                                                      12915                              14502
                                                                           13006                              14611
                                                                           13415                              14972
                                                                           13506                              15121
                                                                           13535                              15169
                                                                           13648                              15305
                                                                           13402                              15139
                                                                           13552                              15302
                                                                           13649                              15404
                                                                           13865                              15633
                                                                           14160                              15890
                                                                           14077                              15837
10/01                                                                      14268                              16025
                                                                           14081                              15890
                                                                           13883                              15740
                                                                           14137                              16013
                                                                           14270                              16206
                                                                           13958                              15888
                                                                           14259                              16199
                                                                           14381                              16298
                                                                           14539                              16470
                                                                           14737                              16683
                                                                           14922                              16883
                                                                           15279                              17253
10/02                                                                      14963                              16966
                                                                           14830                              16895
                                                                           15230                              17252
                                                                           15125                              17208
                                                                           15388                              17449
                                                                           15366                              17460
                                                                           15498                              17868
                                                                           15933                              17986
                                                                           15813                              17909
                                                                           15085                              17282
                                                                           15234                              17412
                                                                           15691                              17924
10/03                                                                      15588                              17834

    --- TAX-FREE NATIONAL FUND                 --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550  starting value                     $10,000 starting value
        $15,588 ending value                       $17,834 ending value

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(7,8) (as of 10/31/03)

              INCEPTION      1        5      10       SINCE
                 DATE       YEAR    YEAR    YEAR    INCEPTION
------------------------------------------------------------------
National A#     6/2/1986    4.18%   4.67%   5.02%     6.61%
------------------------------------------------------------------
National A##    6/2/1986   -0.50%   3.72%   4.54%     6.33%
------------------------------------------------------------------
National B#   11/14/1994    3.43%   3.66%    NA*      NA*
------------------------------------------------------------------
National B##  11/14/1994   -1.47%   3.32%    NA*      NA*
------------------------------------------------------------------
National C#   11/14/1994    3.42%   3.74%    NA       5.62%
------------------------------------------------------------------
National C##  11/14/1994    1.39%   3.36%    NA       5.50%
------------------------------------------------------------------
National E#     6/2/1986    4.39%   4.73%   5.05%     6.63%
------------------------------------------------------------------
National E##    6/2/1986   -0.30%   3.77%   4.57%     6.35%
------------------------------------------------------------------
National H#   11/14/1994    3.47%   3.74%    NA*      NA*
------------------------------------------------------------------
National H##  11/14/1994   -0.46%   3.40%    NA*      NA*
------------------------------------------------------------------
National L#   11/14/1994    4.24%   4.49%    NA       6.42%
------------------------------------------------------------------
National L##  11/14/1994   -0.45%   3.54%    NA       5.87%
------------------------------------------------------------------
National M#   11/14/1994    3.47%   3.72%    NA*      NA*
------------------------------------------------------------------
National M##  11/14/1994   -0.46%   3.38%    NA*      NA*
------------------------------------------------------------------
National N#   11/14/1994    3.48%   3.73%    NA       5.61%
------------------------------------------------------------------
National N##  11/14/1994    2.49%   3.73%    NA       5.61%
------------------------------------------------------------------
National Y#    2/19/2002    4.53%    NA      NA       5.96%
------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Tax-Free National Fund Class A placed in the 4th quartile with a total return, before sales charge, of 4.18% versus the return of 4.88% for the Lipper peer group and a return of 5.11% for the Lehman Brothers Municipal Bond Index.

The primary objective of the Hartford Tax-Free National Fund is to provide current income exempt from federal income tax. As of October 31, 2003, the SEC yield for this Fund's Class A shares is 3.59%.

WHY DID THE FUND PERFORM THIS WAY?

Throughout the year, the Fund's performance lagged due to our overweight to longer maturity bonds and underweight to the better performing intermediate portion of the yield curve. The primary driver of the Fund's underperformance has been its exposure to the long portion of the curve. A lack of exposure to short maturity bonds, which generally have done well, also hurt the Fund's performance.

A lack of exposure to troubled airline special facility bonds assisted Fund performance in the beginning of the year. However, the airline industry appears to be rebounding and direct airline industry debt has performed especially well in the second half of the year. The Fund's limited exposure to tobacco bonds also produced a drag on performance. Until recently, state tobacco bonds suffered heavy losses because of the uncertain outcome of a lawsuit against Phillip Morris USA. However, three separate favorable legal judgments for the tobacco companies were announced in September. The most important decision came from the Illinois Supreme Court, which in part reversed a lower court ruling in a case that threatened to force Philip Morris into bankruptcy. This proved to be very positive news and our tobacco bond holdings performed extremely well after the announcements.

WHAT IS YOUR OUTLOOK?

Even though the national economic picture appears to be slowly improving, we believe that the general state finance picture has at least a year to go before true credit improvement. Two points worth noting: 1) the dollar value volume of downgrades continues to outpace upgrades; and, 2) while we do recognize an up-tick in revenue collections, it remains to be seen if growth is robust enough to support current operations and outstanding deficits. We continue to closely monitor economic developments to determine the strength of the national recovery. We were encouraged by September's improved economic outlook provided in Federal Reserve's Beige Book, excellent Gross Domestic Product statistics and October's positive employment numbers. Additionally, the Bureau of Economic Analysis has indicated, a second quarter $50 billion decline in state budget deficits leaves only $30 - $40 billion in additional fiscal drag to address. In general, we expect state tax receipts, namely personal income taxes, to begin to show improvement in the first half of next year and ratings to improve immediately thereafter.

We continue to reduce our exposure to the higher quality sectors, in favor of the lower quality sectors. Our expectation is that the lower quality credit spectrum will perform very well in an improving economy and we believe we are being fairly compensated for the additional credit risk. As the supply of municipal debt decreased the last two consecutive months, we have seen a reach for yield that is causing high yield debt spreads to tighten. Most of the improvement in high yield debt can be attributed to the improving outlook for airline debt and the favorable tobacco legal decisions mentioned earlier.

The Hartford Tax-Free New York Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(3) 10/31/02 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                   TAX-FREE NEW YORK FUND          LEHMAN NEW YORK EXEMPT INDEX
                                                                   ----------------------          ----------------------------
10/31/02                                                                    9550                              10000
                                                                            9474                               9945
                                                                            9733                              10161
                                                                            9660                              10138
                                                                            9831                              10275
                                                                            9850                              10285
                                                                            9937                              10561
                                                                           10256                              10628
                                                                           10168                              10585
                                                                            9643                              10185
                                                                            9752                              10267
                                                                           10097                              10562
10/03                                                                      10030                              10514

    --- TAX-FREE NEW YORK FUND                --- LEHMAN NEW YORK EXEMPT INDEX
        $9,550  starting value                    $10,000 starting value
        $10,030 ending value                      $10,514 ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

              INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------
New York A#     10/31/2002      5.03%        5.03%
------------------------------------------------------------
New York A##    10/31/2002      0.32%        0.32%
------------------------------------------------------------
New York B#     10/31/2002      4.30%        4.30%
------------------------------------------------------------
New York B##    10/31/2002     -0.70%       -0.70%
------------------------------------------------------------
New York C#     10/31/2002      4.30%        4.30%
------------------------------------------------------------
New York C##    10/31/2002      2.26%        3.27%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Tax-Free New York Fund Class A placed in the 2nd quartile with a total return, before sales charge, of 5.03% versus the 4.93% return for the Lipper peer group and the return of 5.14% for the Lehman Brothers New York Exempt Index.

The primary objective of The Hartford Tax-Free New York Fund is to provide current income exempt from federal and New York and New York City income tax. As of October 31, 2003, the SEC yield for this Fund's class A shares is 3.51%.

WHY DID THE FUND PERFORM THIS WAY?

Strong performance earlier this year was primarily due to a lack of exposure to the short maturities, an overweight to the better performing portion of the New York yield curve between 18-22 years and better security selection. However for the second half of the year, performance lagged primarily because of the Fund's strong overweight to the underperforming intermediate portion of the curve. Additionally, our limited exposure to airline and tobacco debt also contributed to underperformance.

Quality and solid credit fundamentals provided the best return for the Fund over the last year. This has been partially driven by the rating agencies' issuance of negative outlooks for New York City and negative headline news on the fiscal condition of New York State. Insured local general obligation debt provided good diversification away from the state's credit.

WHAT IS YOUR OUTLOOK?

New York State and New York City continue to struggle with the negative consequences of a declining national economy, a continued negative picture for the securities industry and the still lingering negative effects of the September 11th tragedy. The state appears to be in a better fiscal position than the city, but the balance of its fiscal operations seems precarious at best with estimated budget gaps of between $5 billion to $8 billion. New York State is among twelve states facing possible downgrade. According to Standard & Poors rating agency, the State's "AA" rating is under pressure because of economic weakness, poor revenue performance, increasing debt issuance (largest in the country at $39 billion) and reliance on large one-time revenue sources used to balance the current fiscal year's budget.

Although prior to October we thought New York issuance would be strong, we now believe that issuance (after a substantial tobacco bond deal) will be no better than average. Demand will remain strong, and combined with our outlook on supply and the unlikelihood of substantial credit events into year-end, New York bonds should continue to perform fairly well.

We have focused on increasing exposure to those revenue sectors where we see positive demographic trends, strong product demand in all economic environments or good liquidity provided by retail demand. We like public and private higher education bonds (demographics), corporate industrial development revenue bonds (national economic recovery) and power bonds, especially in light of the recent region wide blackout. Since the beginning of the year, we have selectively increased our exposure to the hospital sector. We are very cautious of the New York health care market because we believe it is an "over-bedded" market that is ripe for consolidation and elimination of excess capacity. We are also concerned that the state's financial difficulties could translate into a reduction in Medicaid spending.

The Hartford Total Return Bond Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                TOTAL RETURN BOND FUND                       INDEX
                                                                ----------------------        -----------------------------------
7/22/96                                                                  9550                                10000
                                                                         9569                                10027
                                                                         9562                                10010
                                                                         9751                                10184
10/96                                                                    9958                                10410
                                                                        10168                                10588
                                                                        10097                                10490
                                                                        10153                                10522
                                                                        10186                                10549
                                                                        10054                                10431
                                                                        10205                                10588
                                                                        10315                                10689
                                                                        10464                                10816
                                                                        10811                                11108
                                                                        10694                                11013
                                                                        10865                                11175
10/97                                                                   10960                                11337
                                                                        11034                                11389
                                                                        11187                                11504
                                                                        11339                                11652
                                                                        11332                                11642
                                                                        11381                                11682
                                                                        11419                                11743
                                                                        11533                                11854
                                                                        11618                                11955
                                                                        11618                                11980
                                                                        11693                                12175
                                                                        12008                                12460
10/98                                                                   11871                                12394
                                                                        11996                                12465
                                                                        12027                                12502
                                                                        12122                                12591
                                                                        11818                                12371
                                                                        11878                                12439
                                                                        11940                                12479
                                                                        11769                                12369
                                                                        11697                                12329
                                                                        11655                                12276
                                                                        11632                                12270
                                                                        11739                                12412
10/99                                                                   11766                                12458
                                                                        11770                                12457
                                                                        11702                                12397
                                                                        11673                                12356
                                                                        11813                                12506
                                                                        11970                                12671
                                                                        11951                                12634
                                                                        11940                                12628
                                                                        12212                                12891
                                                                        12293                                13008
                                                                        12434                                13196
                                                                        12505                                13280
10/00                                                                   12539                                13367
                                                                        12733                                13586
                                                                        13017                                13839
                                                                        13302                                14066
                                                                        13381                                14189
                                                                        13398                                14259
                                                                        13378                                14200
                                                                        13452                                14285
                                                                        13430                                14339
                                                                        13740                                14660
                                                                        13893                                14829
                                                                        13928                                15002
10/01                                                                   14162                                15316
                                                                        14084                                15105
                                                                        14020                                15008
                                                                        14075                                15129
                                                                        14130                                15276
                                                                        13909                                15023
                                                                        14178                                15314
                                                                        14327                                15444
                                                                        14304                                15579
                                                                        14335                                15767
                                                                        14609                                16034
                                                                        14745                                16293
10/02                                                                   14798                                16218
                                                                        14958                                16213
                                                                        15323                                16549
                                                                        15450                                16564
                                                                        15685                                16793
                                                                        15705                                16779
                                                                        15905                                16918
                                                                        16243                                17233
                                                                        16229                                17199
                                                                        15739                                16621
                                                                        15847                                16730
                                                                        16274                                17174
10/03                                                                   16153                                17014

    --- TOTAL RETURN BOND FUND             --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $16,153 ending value                   $17,014 ending value

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/03)

                  INCEPTION                       SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Total Return A#   7/22/1996   9.16%    6.36%      7.49%
--------------------------------------------------------------
Total Return A##  7/22/1996   4.24%    5.38%      6.81%
--------------------------------------------------------------
Total Return B#   7/22/1996   8.44%    5.61%      6.73%
--------------------------------------------------------------
Total Return B##  7/22/1996   3.44%    5.28%      6.73%
--------------------------------------------------------------
Total Return C#   7/22/1996   8.31%    5.59%      6.72%
--------------------------------------------------------------
Total Return C##  7/22/1996   6.23%    5.39%      6.57%
--------------------------------------------------------------
Total Return Y#   7/22/1996   9.68%    6.84%      7.98%
--------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford Total Return Bond Fund Class A placed in the 1st quartile with a total return, before sales charge, of 9.16% versus a return of 4.91% for the Lehman Brothers U.S. Aggregate Bond Index and the 5.38% for the Lipper peer group.

WHY DID THE FUND PERFORM THIS WAY?

Throughout the past 12 months, the Fund has benefited from its overweight in investment grade and high yield corporate bonds. While poor high yield security selection caused a very slight drag to performance recently, overall our high yield allocation based on our belief that corporations would continue to focus on balance sheet repair has delivered stellar performance. Strong performance is also due to the Fund's holdings in non-dollar securities as well as our judicious interest rate anticipation versus the index. The Fund's duration was short going into the rate increase of late July, and was long subsequently as rates backed up. The Fund's exposure in non-dollar bonds continues to benefit the Fund as fundamentals continue to support a weak US dollar relative to foreign currencies. These securities also offer a higher yield than comparable US issues.

We remain concerned about the mortgage-backed sector as we continue to see record refinancing activity and believe the sector could under-perform both in a rally and in a backup. We also continue to avoid agencies, as regulators probe their credit worthiness and fear that the ongoing debate about their government sponsored status would negatively affect them. We prefer to take our credit risk in corporate bonds.

WHAT IS YOUR OUTLOOK?

It is becoming apparent that the U.S. economy is on its way to recovery. The latest data suggests that the massive fiscal and monetary stimuli are having a direct effect on the consumer. The most recent tax cuts started to take effect in the third quarter of this year and translated directly into increased retail sales. Meanwhile, initial jobless unemployment claims are pointing to an improved labor picture, and should translate into further increases in consumption. There is now evidence of an increase in corporate capital spending, which should be accompanied by increased spending on labor capital. Meanwhile, the Federal Reserve is anchoring short rates for a "considerable period" of time. The removal of this language will signal the beginning of a trend toward higher rates and a flatter yield curve.

We remain constructive on corporate bond spreads, but we are not nearly as sanguine as we were earlier in the year. While fundamentals for corporate securities continue to improve, bonds have done very well versus their Treasury counterparts. We have increased our exposure to lower coupon mortgage-backed securities, but remain underweight to the sector. The Fund will benefit commensurately if mortgage-backed securities do well relative to Treasuries. Agency debentures could experience further volatility, hence we will remain underweight in the sector. We have reentered a position in foreign bonds on an unhedged basis. The currency markets are once again focused on the very large US trade deficit, and in a rising rate environment, European bonds should do well versus US bonds.

The Hartford U.S. Government Securities Fund
(subadvised by Hartford Investment Management Company)

PERFORMANCE OVERVIEW(7,9) 10/31/93 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                              U.S. GOVERNMENT SECURITIES        LEHMAN BROTHERS        LEHMAN BROTHERS U.S. GOV'T
                                                         FUND              INTERMEDIATE GOV'T INDEX*             INDEX*
                                              --------------------------   -------------------------   --------------------------
10/31/93                                                 9550                        10000                       10000
                                                         9455                         9951                        9890
                                                         9544                         9992                        9929
                                                         9670                        10090                       10065
                                                         9505                         9952                        9851
                                                         9201                         9807                        9630
                                                         9034                         9743                        9553
                                                         9034                         9750                        9541
                                                         8984                         9752                        9519
                                                         9135                         9880                        9694
                                                         9142                         9909                        9696
                                                         9006                         9827                        9560
10/94                                                    8972                         9829                        9553
                                                         8948                         9785                        9536
                                                         9006                         9817                        9594
                                                         9169                         9977                        9772
                                                         9354                        10169                        9982
                                                         9403                        10225                       10045
                                                         9515                        10344                       10177
                                                         9798                        10636                       10587
                                                         9867                        10703                       10668
                                                         9839                        10709                       10629
                                                         9952                        10797                       10753
                                                        10041                        10869                       10857
10/95                                                   10186                        10988                       11022
                                                        10320                        11122                       11194
                                                        10444                        11232                       11352
                                                        10512                        11327                       11422
                                                        10333                        11207                       11189
                                                        10266                        11156                       11096
                                                        10209                        11123                       11025
                                                        10195                        11118                       11006
                                                        10319                        11231                       11148
                                                        10338                        11266                       11176
                                                        10323                        11278                       11151
                                                        10507                        11424                       11336
10/96                                                   10717                        11611                       11586
                                                        10892                        11752                       11787
                                                        10794                        11688                       11667
                                                        10828                        11733                       11680
                                                        10849                        11752                       11696
                                                        10726                        11685                       11572
                                                        10882                        11817                       11739
                                                        10977                        11909                       11840
                                                        11098                        12011                       11973
                                                        11379                        12233                       12313
                                                        11286                        12186                       12191
                                                        11455                        12318                       12374
10/97                                                   11611                        12462                       12588
                                                        11643                        12489                       12652
                                                        11751                        12591                       12785
                                                        11910                        12755                       12977
                                                        11887                        12742                       12941
                                                        11928                        12781                       12978
                                                        11969                        12842                       13036
                                                        12088                        12931                       13170
                                                        12208                        13018                       13321
                                                        12224                        13068                       13341
                                                        12476                        13315                       13687
                                                        12783                        13626                       14057
10/98                                                   12666                        13648                       14009
                                                        12722                        13606                       14013
                                                        12751                        13659                       14044
                                                        12805                        13720                       14126
                                                        12549                        13532                       13789
                                                        12616                        13622                       13843
                                                        12643                        13659                       13875
                                                        12522                        13575                       13753
                                                        12468                        13595                       13725
                                                        12414                        13597                       13705
                                                        12388                        13616                       13705
                                                        12543                        13732                       13816
10/99                                                   12559                        13760                       13838
                                                        12564                        13769                       13818
                                                        12497                        13726                       13729
                                                        12446                        13680                       13748
                                                        12581                        13793                       13943
                                                        12732                        13951                       14188
                                                        12710                        13945                       14149
                                                        12689                        13982                       14157
                                                        12914                        14204                       14409
                                                        13024                        14299                       14549
                                                        13207                        14459                       14764
                                                        13320                        14585                       14806
10/00                                                   13419                        14685                       14948
                                                        13654                        14901                       15242
                                                        13934                        15164                       15546
                                                        14095                        15365                       15703
                                                        14242                        15506                       15882
                                                        14314                        15619                       15937
                                                        14231                        15569                       15775
                                                        14285                        15634                       15827
                                                        14304                        15684                       15899
                                                        14626                        15976                       16281
                                                        14780                        16118                       16483
                                                        15040                        16462                       16770
10/01                                                   15294                        16719                       17202
                                                        15073                        16520                       16817
                                                        14978                        16440                       16671
                                                        15058                        16511                       16779
                                                        15240                        16647                       16934
                                                        15035                        16396                       16566
                                                        15313                        16703                       16960
                                                        15431                        16820                       17062
                                                        15564                        17030                       17301
                                                        15837                        17351                       17682
                                                        16044                        17548                       18032
                                                        16318                        17850                       18454
10/02                                                   16263                        17838                       18306
                                                        16171                        17697                       18149
                                                        16599                        18024                       18588
                                                        16507                        17985                       18541
                                                        16763                        18188                       18840
                                                        16720                        18191                       18785
                                                        16819                        18242                       18872
                                                        17153                        18529                       19360
                                                        16996                        18499                       19260
                                                        16257                        18050                       18464
                                                        16316                        18082                       18568
                                                        16782                        18474                       19108
10/03                                                   16599                        18293                       18837

    --- U.S. GOVERNMENT SECURITIES FUND     --- LEHMAN BROTHERS INTERMEDIATE GOV'T INDEX*
        $9,550  starting value                  $10,000 starting value
        $16,599 ending value                    $18,293 ending value
    -- LEHMAN BROTHERS U.S. GOV'T INDEX*
        $10,000 starting value
        $18,837 ending value

*The Fund has changed its benchmark from the Lehman Brothers Intermediate Gov't
 Index to the Lehman Brothers U.S. Government Index because the Lehman Brothers U.S. Government Index is better suited for the investment strategy of the fund.

PORTFOLIO MANAGER

PETER PERROTTI
Senior Vice President, CFA

AVERAGE ANNUAL TOTAL RETURNS(7,8) (as of 10/31/03)

              INCEPTION      1        5      10       SINCE
                 DATE       YEAR    YEAR    YEAR    INCEPTION
------------------------------------------------------------------
U.S. Gov A#    2/28/1973    2.06%   5.56%   5.69%     7.92%
------------------------------------------------------------------
U.S. Gov A##   2/28/1973   -2.57%   4.59%   5.21%     7.76%
------------------------------------------------------------------
U.S. Gov B#   11/14/1994    1.45%   4.61%   NA**     NA**
------------------------------------------------------------------
U.S. Gov B##  11/14/1994   -3.45%   4.28%   NA**     NA**
------------------------------------------------------------------
U.S. Gov C#   11/14/1994    1.34%   4.62%    NA       6.14%
------------------------------------------------------------------
U.S. Gov C##  11/14/1994   -0.67%   4.24%    NA       6.02%
------------------------------------------------------------------
U.S. Gov E#    2/28/1973    2.49%   5.69%   5.76%     7.94%
------------------------------------------------------------------
U.S. Gov E##   2/28/1973   -2.17%   4.71%   5.28%     7.78%
------------------------------------------------------------------
U.S. Gov H#   11/14/1994    1.57%   4.63%    NA*      NA*
------------------------------------------------------------------
U.S. Gov H##  11/14/1994   -2.35%   4.29%    NA*      NA*
------------------------------------------------------------------
U.S. Gov L#   11/14/1994    2.32%   5.41%    NA       6.95%
------------------------------------------------------------------
U.S. Gov L##  11/14/1994   -2.34%   4.44%    NA       6.40%
------------------------------------------------------------------
U.S. Gov M#   11/14/1994    1.47%   4.63%    NA*      NA*
------------------------------------------------------------------
U.S. Gov M##  11/14/1994   -2.45%   4.2*9%   NA*      NA*
------------------------------------------------------------------
U.S. Gov N#   11/14/1994    1.47%   4.65%    NA       6.16%
------------------------------------------------------------------
U.S. Gov N##  11/14/1994    0.49%   4.65%    NA       6.16%
------------------------------------------------------------------
U.S. Gov Y#    2/19/2002    2.51%    NA      NA       5.81%
------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not applicable
 ** 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the one year period ended October 31, 2003, The Hartford US Government Securities Fund Class A placed in the 3rd quartile with a return, before sales charge, of 2.06% versus the return of 2.12% for the Lipper peer group and return of 2.90% for the Lehman Brothers U.S. Government Index.

The primary objective of the Hartford US Government Securities Fund is to provide current income while maintaining preservation of capital consistent with prudent investment risk. As of October 31, 2003, the SEC yield for this Fund's Class A shares was 3.81%.

WHY DID THE FUND PERFORM THIS WAY?

During the first half of the year, the Fund benefited from being overweight to the 5 to 10-year part of the Treasury curve, where yields rallied the most early in the year. Our overweights to mortgage-backed securities, callable agencies and collateralized mortgage obligations continued to add a significant yield pickup for the Fund regardless of the very low rate environment.

However, in the late spring and early summer, Treasuries rallied significantly as the market became focused on the poor job market and the Federal Open Market Committee's concerns about deflation. The Fund was positioned with a short duration versus the benchmark, which hurt performance. The job situation appeared to be improving in July and bond rates backed up precipitously. The Fund's overweight in mortgage-backed securities caused the Fund to underperform on a total return basis as the mortgage market suffered from the aftershock of a multi-decade low in rates, underperforming comparable duration Treasuries. Refinancing activity had hit an all time high earlier in the summer, as homeowners took advantage of the drop in mortgage rates. As rates backed up through the third quarter, the price sensitivity of the mortgage market increased significantly. Although the backup slowed the rate of prepayment and refinancing activity significantly, the sector came under pressure as many investors sold mortgages to rebalance the price sensitivity of their portfolios.

WHAT IS YOUR OUTLOOK?

The economic backdrop has become positive. Corporations have begun to show signs of improving profits and capital spending has turned upward. The consumer has remained robust, aided in the third quarter by the tax cuts and refinancing activity. Although there are many concerns about the strength and sustainability of the recovery, the recovery appears to have taken hold.

We believe the worst is over for the mortgage market with values fairly priced. This sector will continue to offer good diversification and total return potential within an overall government mandate. Prepayments have started to drop off, which in turn have increased the overall yield of the mortgage market. The Fund will maintain a significant holding in the sector.

With the steep yield curve, there remain many opportunities to increase the overall yield of the Fund by pushing out the yield curve. This increased yield will be balanced with the increase in price sensitivity by adding securities with longer duration. The Fund will continue to prudently add yield to the portfolio with an allocation to mortgage-backed securities and opportunistically add Treasury inflation indexed securities when the yield potential is larger.

The Hartford Value Fund (subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(3) 4/30/01 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         VALUE FUND                  RUSSELL 1000 VALUE INDEX
                                                                         ----------                  ------------------------
4/30/01                                                                     9450                              10000
                                                                            9554                              10225
                                                                            9488                               9998
                                                                            9507                               9977
                                                                            9214                               9577
                                                                            8553                               8903
10/01                                                                       8524                               8826
                                                                            9063                               9339
                                                                            9320                               9559
                                                                            9158                               9486
                                                                            9121                               9501
                                                                            9321                               9950
                                                                            8893                               9609
                                                                            8921                               9657
                                                                            8390                               9103
                                                                            7696                               8256
                                                                            7553                               8319
                                                                            6717                               7394
10/02                                                                       7212                               7942
                                                                            7610                               8442
                                                                            7162                               8076
                                                                            6913                               7880
                                                                            6808                               7670
                                                                            6855                               7683
                                                                            7420                               8359
                                                                            7909                               8899
                                                                            7976                               9010
                                                                            8043                               9144
                                                                            8205                               9287
                                                                            8081                               9196
10/03                                                                       8540                               9759

    --- VALUE FUND                             --- RUSSELL 1000 VALUE INDEX
        $9,450 starting value                      $10,000 starting value
        $8,540 ending value                        $9,759  ending value

AVERAGE ANNUAL TOTAL RETURNS(2) (as of 10/31/03)

           INCEPTION DATE   1 YEAR   SINCE INCEPTION
---------------------------------------------------------
Value A#     4/30/2001      18.43%       -3.96%
---------------------------------------------------------
Value A##    4/30/2001      11.94%       -6.09%
---------------------------------------------------------
Value B#     4/30/2001      17.58%       -4.64%
---------------------------------------------------------
Value B##    4/30/2001      12.58%       -5.78%
---------------------------------------------------------
Value C#     4/30/2001      17.58%       -4.64%
---------------------------------------------------------
Value C##    4/30/2001      15.40%       -5.02%
---------------------------------------------------------
Value Y#     4/30/2001      18.66%       -3.63%
---------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Managing Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Value Fund Class A, before sales charge, returned 18.43% for the twelve-month period ended October 31, 2003. The Fund under-performed its benchmark, the Russell 1000 Value Index, which returned 22.87% and the Fund's Lipper Large-Cap Value peer group, which returned 20.8%.

WHY DID THE FUND PERFORM THIS WAY?

During the period, large-cap stocks continued to significantly lag small- and mid-cap stocks, while value slightly outperformed growth. All ten sectors of the Russell 1000 Value Index posted positive gains, with Information Technology, Financials and Consumer Discretionary leading the way.

The Fund's under-performance during this period was due primarily to poor stock selection in Finance and Energy and our overweight position and poor stock selection in Telecommunications. Within Finance, the Fund's underweight position within Diversified Financials, an area that posted strong returns over the past year, hurt performance. Additionally, poor stock selection within Banks was a drag on performance. The three greatest detractors from performance were Micron Technology (Technology), Stanley Works (Household Durables), and SBC Communications (Telecommunications). SBC reported disappointing results for the third quarter as its margins were impacted by pension, health care and increased spending in DSL and long distance. However, SBC is making progress in its DSL business line. As of the end of the period, we trimmed SBC and eliminated the other two positions.

These negatives were partially offset by positive contributions from stock selection in Health Care, in particular Health Care Equipment, and Industrials. Additionally, the combination of our overweight position and strong stock selection in Technology also boosted performance. The top three contributors to performance during the period were Citigroup (Financials), Comcast (Media), and Caterpillar (Capital Goods). Citigroup has executed well, controlled costs and is leveraged to improving global capital markets. Comcast has executed its merger plans for the acquired AT&T properties well and is on track to bring the old AT&T margins up to the levels of the old Comcast systems. Caterpillar is seeing strengthening demand and cost reduction efforts drive earnings higher. As of the end of the period, all three stocks were held in the portfolio.

WHAT IS YOUR OUTLOOK?

Economic stimulus from fiscal, monetary, and dollar policies, aided by the self-healing mechanisms embedded in the economy, led us to expect an improvement in growth in the second half of the year. With the third quarter Gross Domestic Product growth in excess of 4%, our thesis remains intact. The only things that have changed are the sharp equity market rally and the heightened sensitivity of policy makers to structural issues that have become obvious over the last three months. Despite an economic expansion that is nearly two years old, investors in the US and abroad share a sense of unease as a result of a jobless recovery, unbalanced dependence on consumer spending, and unsustainable deficits. Given this outlook, we continue to build positions in long-cycle companies and believe that long-term, the fund is well positioned to benefit from the recovering economy.

The Hartford Value Opportunities Fund
(subadvised by Wellington Management Company, LLP)

PERFORMANCE OVERVIEW(4,6) 1/2/96 - 10/31/03
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                  VALUE OPPORTUNITIES FUND           RUSSELL 3000 VALUE INDEX
                                                                  ------------------------           ------------------------
1/2/96                                                                      9450                              10000
                                                                            9478                              10288
                                                                            9611                              10373
                                                                            9904                              10554
                                                                           10140                              10617
                                                                           10319                              10763
                                                                           10329                              10758
                                                                            9800                              10334
                                                                           10159                              10647
                                                                           10660                              11055
10/96                                                                      10697                              11451
                                                                           11321                              12260
                                                                           11329                              12159
                                                                           11716                              12706
                                                                           11861                              12887
                                                                           11426                              12436
                                                                           11842                              12923
                                                                           12529                              13675
                                                                           12838                              14273
                                                                           13544                              15299
                                                                           13070                              14829
                                                                           13689                              15734
10/97                                                                      13302                              15295
                                                                           13883                              15921
                                                                           14139                              16392
                                                                           14225                              16154
                                                                           15053                              17230
                                                                           15655                              18250
                                                                           15698                              18369
                                                                           15344                              18060
                                                                           15526                              18261
                                                                           14967                              17839
                                                                           12741                              15172
                                                                           13236                              16041
10/98                                                                      14053                              17220
                                                                           14860                              17995
                                                                           15324                              18603
                                                                           15539                              18708
                                                                           15122                              18367
                                                                           15515                              18709
                                                                           16586                              20452
                                                                           16205                              20287
                                                                           16848                              20887
                                                                           16325                              20284
                                                                           15813                              19533
                                                                           15158                              18871
10/99                                                                      15824                              19850
                                                                           15836                              19711
                                                                           16679                              19839
                                                                           16013                              19201
                                                                           15104                              17949
                                                                           17408                              19979
                                                                           17536                              19769
                                                                           17767                              19943
                                                                           16666                              19133
                                                                           17012                              19399
                                                                           18304                              20464
                                                                           17831                              20632
10/00                                                                      19213                              21102
                                                                           18540                              20341
                                                                           19821                              21435
                                                                           20764                              21551
                                                                           20145                              20990
                                                                           19103                              20277
                                                                           20539                              21266
                                                                           20553                              21749
                                                                           20370                              21362
                                                                           19793                              21287
                                                                           18723                              20487
                                                                           16625                              18987
10/01                                                                      16879                              18867
                                                                           18126                              19982
                                                                           19030                              20506
                                                                           18472                              20379
                                                                           18337                              20418
                                                                           18940                              21426
                                                                           17704                              20805
                                                                           17282                              20844
                                                                           15685                              19706
                                                                           14329                              17793
                                                                           14555                              17912
                                                                           12807                              15970
10/02                                                                      13952                              17085
                                                                           15067                              18180
                                                                           14163                              17391
                                                                           13817                              16965
                                                                           13395                              16505
                                                                           13380                              16543
                                                                           14947                              17655
                                                                           16107                              19218
                                                                           16288                              19464
                                                                           16499                              19802
                                                                           17207                              20143
                                                                           17207                              19943
10/03                                                                      18307                              21194

    --- VALUE OPPORTUNITIES FUND               --- RUSSELL 3000 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $18,307 ending value                       $21,194 ending value

PORTFOLIO MANAGERS
JAMES H. AVERILL
Senior Vice President, Partner

JAMES N. MORDY
Senior Vice President, Partner

DAVID R. FASSNACHT, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(4,5) (as of 10/31/03)

               INCEPTION                       SINCE
                 DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------
Value Opp A#    1/2/1996   31.21%   5.43%      8.81%
-----------------------------------------------------------
Value Opp A##   1/2/1996   23.98%   4.25%      8.03%
-----------------------------------------------------------
Value Opp B#    1/2/1996   30.43%   4.65%      8.02%
-----------------------------------------------------------
Value Opp B##   1/2/1996   25.43%   4.35%      8.02%
-----------------------------------------------------------
Value Opp C#    1/2/1996   30.28%   4.65%      8.01%
-----------------------------------------------------------
Value Opp C##   1/2/1996   27.98%   4.27%      7.87%
-----------------------------------------------------------
Value Opp H#    1/2/1996   30.40%   4.67%      8.02%
-----------------------------------------------------------
Value Opp H##   1/2/1996   26.40%   4.37%      8.02%
-----------------------------------------------------------
Value Opp L#    1/2/1996   31.21%   5.43%      8.81%
-----------------------------------------------------------
Value Opp L##   1/2/1996   25.00%   4.41%      8.14%
-----------------------------------------------------------
Value Opp M#    1/2/1996   30.28%   4.65%      8.02%
-----------------------------------------------------------
Value Opp M##   1/2/1996   26.28%   4.35%      8.02%
-----------------------------------------------------------
Value Opp N#    1/2/1996   30.40%   4.67%      8.02%
-----------------------------------------------------------
Value Opp N##   1/2/1996   29.40%   4.67%      8.02%
-----------------------------------------------------------
Value Opp Y#   2/19/2002   31.40%    NA        1.36%
-----------------------------------------------------------

  # Without sales charge
 ## With sales charge
NA Not applicable

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the 12-month period ended October 31, 2003, The Hartford Value Opportunities Fund Class A, before sales charge, returned 31.21%. The Fund outperformed both the Russell 3000 Value Index, which returned 24.06% and the Lipper Multi Cap Value average, which returned 24.7% for the same period.

WHY DID THE FUND PERFORM THIS WAY?

After a strong start and solid performance for most of the period, US equity markets mostly treaded water during the third quarter of calendar year 2003 as investor enthusiasm cooled in the face of weaker than expected job growth and a weaker US dollar. In this environment, large-cap value stocks underperformed mid-cap stocks which underperformed small-cap stocks. Our significant overweight position in mid-cap and small-caps along with our underweight in large-caps versus the benchmark served us well during the period.

The Fund outperformed its market benchmark during the period as a result of overall strong stock selection and sector allocation. Our overweight and strong stock selection in Consumer Discretionary, including cable system operators, homebuilders, and specialty retailers, benefited relative performance as the sector reacted favorably to improving economic fundamentals. Also benefiting the Fund was strong stock selection in Industrials and Health Care helped by such securities as Continental Airlines (Industrials), and Health Net (Health Care). Continental Airlines reported strong earnings in the third quarter of 2003 and the mix of good product, strong alliances, and focused management all were positives during the period. However, detracting from relative performance was our overweight position in Health Care combined with unfavorable performance from our Financials holdings such as Freddie Mac, which is being held to a higher standard after the accounting problems in 2002. During the period the Fund's top contributors to performance were Comcast (Consumer Discretionary), Citigroup (Financials), and Tyco International (Industrials) while Micron Technology (Information Technology), IMC Global (Materials), and BJ's Wholesale (Consumer Staples) detracted the most from overall absolute performance. We have eliminated our positions in Micron Technology and BJ's Wholesale.

We expect stocks invested through our low Price Earnings approach to outperform over the long term. Value stocks, particularly on the large-cap side, have lagged the overall market in 2003, as small-cap and "growthier" equities have had their day in the sun. As a result, we are finding such large value companies increasingly attractive, and they are gaining a higher weighting in the portfolio. At some point, we would expect the market's frothier areas to retreat in cases where they are unable to obtain the sales and earnings growth necessary to support the current, let alone higher valuations. In that kind of market, we would look for better relative performance from the "solid citizens," large, low Price Earnings companies with good relative returns on capital and decent growth prospects.

WHAT IS YOUR OUTLOOK?

Low interest rates, a weaker US dollar, and easy fiscal policy are providing stimulus that is without precedent in the last thirty years. Consumers are the main beneficiaries of these trends. While tax cuts and low interest rates provide a temporary boost to consumption, job creation needs to underpin the recovery. We expect to see a modest uptick in employment by the fourth quarter, followed by a self-sustaining upturn in jobs and consumption next year. Overall, relative to our market benchmark, the Fund is currently overweight Consumer Discretionary and Health Care and we are underweight Financials, Telecommunications, and Utilities.

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 69.3%
            BASIC MATERIALS -- 4.7%
     202    3M Co. ...........................................  $   15,932
     813    Alcoa, Inc. ......................................      25,670
     483    Dow Chemical Co. .................................      18,191
     376    DuPont (E.I.) de Nemours & Co. ...................      15,202
     800    Gillette Co. (with rights)........................      25,520
     446    International Paper Co. ..........................      17,538
                                                                ----------
                                                                   118,053
                                                                ----------
            CAPITAL GOODS -- 2.2%
     272    Illinois Tool Works, Inc. ........................      20,006
     181    Northrop Grumman Corp. (with rights)..............      16,172
     223    United Technologies Corp. ........................      18,894
                                                                ----------
                                                                    55,072
                                                                ----------
            CONSUMER CYCLICAL -- 6.5%
     321    Caterpillar, Inc. (with rights)...................      23,501
     693    Costco Wholesale Corp.(a).........................      24,518
   1,014    Gap, Inc. ........................................      19,337
     950    Home Depot, Inc. .................................      35,217
     151    Kohl's Corp.(a)...................................       8,489
     486    Masco Corp. (with rights).........................      13,376
     311    NIKE, Inc. Class B................................      19,879
     429    Target Corp. (with rights)........................      17,029
                                                                ----------
                                                                   161,346
                                                                ----------
            CONSUMER STAPLES -- 4.8%
     782    Coca-Cola Co. ....................................      36,262
     393    General Mills, Inc. ..............................      17,635
     711    PepsiCo, Inc. ....................................      34,005
     224    Procter & Gamble Co. .............................      22,017
     175    Weyerhaeuser Co. .................................      10,522
                                                                ----------
                                                                   120,441
                                                                ----------
            ENERGY -- 3.6%
     257    Chevron Texaco Corp. (with rights)................      19,058
   1,464    Exxon Mobil Corp. ................................      53,549
     353    Schlumberger Ltd. ................................      16,585
                                                                ----------
                                                                    89,192
                                                                ----------
            FINANCE AND INSURANCE -- 15.0%
     446    American Express Co. .............................      20,926
     750    American International Group, Inc. ...............      45,652
     454    Bank of America Corp. ............................      34,374
     687    Bank One Corp. ...................................      29,146
   1,363    Citigroup, Inc. ..................................      64,626
     222    Fannie Mae........................................      15,901
     192    Franklin Resources, Inc. .........................       9,114
     323    HSBC Holdings plc ADR.............................      24,216
     337    KeyCorp...........................................       9,523
     454    Marsh & McLennan Companies, Inc. (with rights)....      19,421
     425    Merrill Lynch & Co., Inc. ........................      25,166
     335    Morgan Stanley (with rights)......................      18,404


                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
            FINANCE AND INSURANCE -- (CONTINUED)
     347    State Street Corp. (with rights)..................  $   18,143
     900    Travelers Property Casualty Corp. Class B.........      14,733
     406    U.S. Bancorp (with rights)........................      11,051
     304    Wachovia Corp. (with rights)......................      13,958
                                                                ----------
                                                                   374,354
                                                                ----------
            HEALTH CARE -- 9.2%
     525    Abbott Laboratories (with rights).................      22,358
     260    Amgen, Inc. (with rights)(a)......................      16,070
     173    Cardinal Health, Inc. ............................      10,266
     255    Genzyme Corp.(a)..................................      11,714
     395    HCA, Inc. ........................................      15,109
     304    Johnson & Johnson.................................      15,310
     547    Lilly (Eli) & Co. (with rights)...................      36,414
     279    Merck & Co., Inc. ................................      12,333
   2,135    Pfizer, Inc. (with rights)........................      67,459
     507    Wyeth (with rights)...............................      22,361
                                                                ----------
                                                                   229,394
                                                                ----------
            SERVICES -- 6.3%
     792    Accenture Ltd. Class A(a).........................      18,521
     280    Automatic Data Processing, Inc. ..................      10,582
     644    Comcast Corp. Class A(a)..........................      21,833
     463    Computer Sciences Corp.(a)........................      18,340
     270    FedEx Corp. ......................................      20,470
     147    Marriott International, Inc. Class A (with
              rights).........................................       6,355
     427    SAP AG ADR........................................      15,599
     444    Viacom, Inc. Class B..............................      17,695
     570    Walt Disney Co. ..................................      12,905
     559    Waste Management, Inc. ...........................      14,484
                                                                ----------
                                                                   156,784
                                                                ----------
            TECHNOLOGY -- 16.7%
     434    Applied Materials, Inc.(a)........................      10,150
   1,572    Cisco Systems, Inc. (with rights)(a)..............      32,978
     232    First Data Corp. .................................       8,286
   2,322    General Electric Co. .............................      67,358
   1,425    Hewlett-Packard Co. ..............................      31,796
   1,731    Intel Corp. ......................................      57,220
     519    International Business Machines Corp. ............      46,449
   1,531    Liberty Media Corp. Class A(a)....................      15,443
     186    Lockheed Martin Corp. ............................       8,632
   2,650    Microsoft Corp. ..................................      69,295
     989    Oracle Corp. (with rights)(a).....................      11,832
     516    Texas Instruments, Inc. (with rights).............      14,914
   2,713    Time Warner, Inc.(a)..............................      41,483
                                                                ----------
                                                                   415,836
                                                                ----------
            TRANSPORTATION -- 0.3%
     273    CSX Corp. (with rights)...........................       8,677
                                                                ----------
            Total common stock
              (cost $1,656,801)...............................  $1,729,149
                                                                ==========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING        MARKET
 AMOUNT                                                         (UNAUDITED)    VALUE(C)
---------                                                       -----------   ----------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 2.7%
            FINANCE -- 1.8%
$ 10,000    Chase Manhattan Auto Owner Trust,
              4.21%, Ser 2002-B Class A4 01/15/2009...........  AAA           $   10,365
  10,000    Citibank Credit Card Issuance Trust,
              5.65%, Ser 2001-A6 Class A6 06/16/2008..........  AAA               10,762
   1,000    Citibank Credit Card Master Trust I,
              6.90%, Ser 1999-7 Class B 11/15/2006............  A                  1,054
  10,000    MBNA Credit Card Master Note Trust,
              4.95%, Ser 2002-A1 Class A1 06/15/2009..........  AAA               10,652
  10,000    Peco Energy Transition Trust,
              6.13%, Ser 1999-A Class A7 03/01/2009...........  AAA               11,024
   1,500    Standard Credit Card Master Trust,
              8.45%, Ser 1995-1 Class B 01/07/2007............  A                  1,618
                                                                              ----------
                                                                                  45,475
                                                                              ----------
            TRANSPORTATION -- 0.4%
  10,000    Connecticut RRB Special Purpose Trust CL&P-1,
              6.21%, Ser 2001-1 Class A5 12/30/2011...........  AAA               11,191
                                                                              ----------
            UTILITIES -- 0.5%
  10,000    PSE&G Transition Funding LLC,
              6.61%, Ser 2001-1 Class A6 06/15/2015...........  AAA               11,312
                                                                              ----------
            Total asset backed and commercial mortgage
              securities (cost $65,062).......................                $   67,978
                                                                              ==========
CORPORATE BONDS: INVESTMENT GRADE -- 13.6%
            BASIC MATERIALS -- 1.3%
   4,000    Alcan, Inc.,
              6.45%, 03/15/2011...............................  A-                 4,431
   7,000    Alcoa, Inc.,
              7.375%, 08/01/2010..............................  A-                 8,161
     500    ICI Wilmington, Inc.,
              6.95%, 09/15/2004...............................  BBB                  519
   7,000    Rohm & Haas Co.,
              7.40%, 07/15/2009...............................  BBB+               8,185

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING        MARKET
 AMOUNT                                                         (UNAUDITED)    VALUE(C)
---------                                                       -----------   ----------
            BASIC MATERIALS -- (CONTINUED)
$  4,000    Vulcan Materials Co.,
              5.75%, 04/01/2004...............................  A+            $    4,066
   7,000    Westvaco Corp.,
              7.95%, 02/15/2031...............................  BBB                7,992
                                                                              ----------
                                                                                  33,354
                                                                              ----------
            CAPITAL GOODS -- 0.7%
   5,000    Eaton Corp.,
              6.95%, 11/15/2004...............................  A-                 5,264
   2,000    Pitney Bowes, Inc.,
              5.50%, 04/15/2004...............................  AA                 2,037
   2,000    Rockwell International Corp.,
              6.70%, 01/15/2028...............................  A                  2,172
   7,000    United Technologies Corp.,
              7.125%, 11/15/2010..............................  A                  8,144
                                                                              ----------
                                                                                  17,617
                                                                              ----------
            CONSUMER CYCLICAL -- 0.9%
   4,000    Albertson's, Inc.,
              6.55%, 08/01/2004...............................  BBB                4,121
     500    DaimlerChrysler N.A. Holding Corp.,
              7.40%, 01/20/2005...............................  BBB                  529
     250    DaimlerChrysler N.A. Holding Corp.,
              7.75%, 01/18/2011...............................  BBB                  276
   4,000    Dayton Hudson Corp.,
              5.875%, 11/01/2008..............................  A+                 4,378
     250    Federated Department Stores, Inc.,
              6.30%, 04/01/2009...............................  BBB+                 274
   5,000    Home Depot, Inc.,
              6.50%, 09/15/2004...............................  AA                 5,219
     250    Sysco Corp.,
              6.50%, 08/01/2028...............................  AA-                  269
   6,000    Wal-Mart Stores, Inc.,
              6.875%, 08/10/2009..............................  AA                 6,885
                                                                              ----------
                                                                                  21,951
                                                                              ----------
            CONSUMER STAPLES -- 2.3%
   4,000    Anheuser-Busch Companies, Inc.,
              7.55%, 10/01/2030...............................  A+                 4,897
   5,000    Archer-Daniels-Midland Co.,
              7.00%, 02/01/2031...............................  A+                 5,674
   2,000    Archer-Daniels-Midland Co.,
              8.125%, 06/01/2012..............................  A+                 2,447
   7,000    Clorox Co.,
              6.125%, 02/01/2011..............................  A+                 7,719
   4,000    Coca-Cola Enterprises, Inc.,
              5.75%, 11/01/2008...............................  A                  4,357
   2,000    Colgate-Palmolive Co.,
              5.58%, 11/16/2008...............................  Aa3*               2,181
   4,906    ConAgra Foods, Inc.,
              6.70%, 08/01/2027...............................  BBB+               5,557

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD ADVISERS FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING        MARKET
 AMOUNT                                                         (UNAUDITED)    VALUE(C)
---------                                                       -----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
$  2,000    Hershey Foods Corp.,
              7.20%, 08/15/2027...............................  A+            $    2,316
     500    Pepsi Bottling Group, Inc.,
              7.00%, Ser B 03/01/2029.........................  A                    570
   7,000    PepsiAmericas, Inc.,
              5.95%, 02/15/2006...............................  A                  7,539
   3,000    PepsiAmericas, Inc.,
              6.375%, 05/01/2009..............................  A                  3,337
     250    Procter & Gamble Co.,
              6.875%, 09/15/2009..............................  AA-                  288
   7,000    Procter & Gamble Co.,
              9.36%, Ser A 01/01/2021.........................  AA-                9,371
                                                                              ----------
                                                                                  56,253
                                                                              ----------
            ENERGY -- 0.5%
   7,000    Atlantic Richfield Co.,
              5.90%, 04/15/2009...............................  AA+                7,731
     500    Conoco, Inc.,
              6.95%, 04/15/2029...............................  A-                   560
   4,000    National Fuel Gas Co.,
              6.00%, 03/01/2009...............................  BBB+               4,311
                                                                              ----------
                                                                                  12,602
                                                                              ----------
            FINANCE -- 4.4%
   4,000    ACE INA Holdings, Inc.,
              8.30%, 08/15/2006...............................  BBB+               4,543
   2,000    Allstate Corp.,
              6.75%, 05/15/2018...............................  A+                 2,260
     250    American General Corp.,
              6.625%, 02/15/2029..............................  AAA                  269
   1,420    AmerUs Group Co.,
              6.95%, 06/15/2005...............................  BBB+               1,496
     500    Aristar, Inc.,
              7.25%, 06/15/2006...............................  A-                   558
   4,000    AXA Financial, Inc.,
              7.00%, 04/01/2028...............................  A                  4,408
   3,000    Bank One Corp.,
              6.50%, 02/01/2006...............................  A                  3,276
   3,000    Bank One Corp.,
              6.875%, 08/01/2006..............................  A                  3,331
   2,000    Bayerische Landesbank NY,
              5.65%, 02/01/2009...............................  AAA                2,176
     250    Boeing Capital Corp.,
              6.10%, 03/01/2011...............................  A                    266
     500    BSCH Issuance Ltd.,
              7.625%, 11/03/2009..............................  A-                   586
     500    Citigroup, Inc.,
              6.50%, 01/18/2011...............................  AA-                  563
   2,725    ERAC USA Finance Co.,
              7.35%, 06/15/2008(e)............................  BBB+               3,109
  10,000    Financing Corp.,
              9.80%, 04/06/2018...............................  Aaa*              14,660
     545    First Union National Bank,
              5.80%, 12/01/2008...............................  A                    595

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING        MARKET
 AMOUNT                                                         (UNAUDITED)    VALUE(C)
---------                                                       -----------   ----------
            FINANCE -- (CONTINUED)
$    500    General Motors Acceptance Corp.,
              6.15%, 04/05/2007...............................  BBB           $      528
     250    Heller Financial, Inc.,
              6.375%, 03/15/2006..............................  AAA                  273
     500    Household Finance Corp.,
              6.00%, 05/01/2004...............................  A                    512
   4,000    International Lease Finance Corp.,
              5.75%, 02/15/2007...............................  AA-                4,318
     500    J.P. Morgan Chase & Co.,
              6.75%, 02/01/2011...............................  A                    561
   2,000    Jackson National Life Insurance Co.,
              8.15%, 03/15/2027(e)............................  A+                 2,289
   4,000    John Hancock Financial Services, Inc.,
              7.375%, 02/15/2024(e)...........................  A+                 4,515
   2,755    Key Bank N.A., Inc.,
              5.80%, 04/01/2004...............................  A                  2,804
     250    KeyCorp Capital II,
              6.875%, 03/17/2029..............................  BBB                  260
     250    Korea Development Bank,
              7.125%, 04/22/2004..............................  A-                   256
   5,000    Liberty Mutual Insurance,
              8.20%, 05/04/2007(e)............................  BBB+               5,400
   1,000    MBIA, Inc.,
              7.00%, 12/15/2025...............................  AA                 1,075
     250    National City Corp.,
              6.875%, 05/15/2019..............................  A-                   284
     500    NBD Bancorp, Inc.,
              7.125%, 05/15/2007..............................  A-                   563
   3,100    New England Mutual Life Insurance Co.,
              7.875%, 02/15/2024(e)...........................  A+                 3,578
   7,000    Provident Companies, Inc.,
              7.00%, 07/15/2018...............................  BBB-               6,983
   2,000    Prudential Funding LLC,
              6.75%, 09/15/2023(e)............................  A2*                2,066
     500    Prudential Insurance Co. of America,
              6.375%, 07/23/2006(e)...........................  A+                   548
     500    ReliaStar Financial Corp.,
              8.00%, 10/30/2006...............................  A+                   567
     250    Republic New York Capital I,
              7.75%, 11/15/2026...............................  A-                   268
     500    Salomon Smith Barney Holdings, Inc.,
              5.875%, 03/15/2006..............................  AA-                  538
   4,000    St. Paul Companies, Inc.,
              5.75%, 03/15/2007...............................  BBB+               4,270
     200    State Street Corp.,
              7.65%, 06/15/2010...............................  A+                   238
     500    Texaco Capital, Inc.,
              8.625%, 06/30/2010..............................  AA                   627

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING        MARKET
 AMOUNT                                                         (UNAUDITED)    VALUE(C)
---------                                                       -----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    500    Textron Financial Corp.,
              7.125%, 12/09/2004..............................  A-            $      526
   3,000    Torchmark Corp.,
              8.25%, 08/15/2009...............................  A+                 3,484
   2,000    Toyota Motor Credit Corp.,
              5.50%, 12/15/2008...............................  AAA                2,178
   4,000    UnitedHealth Group, Inc.,
              7.50%, 11/15/2005...............................  A                  4,406
     250    Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................  A+                   286
     250    Verizon Global Funding Corp.,
              7.75%, 12/01/2030...............................  A+                   289
   3,000    Wachovia Corp.,
              5.625%, 12/15/2008..............................  A-                 3,239
   4,000    Wells Fargo Bank N.A.,
              6.45%, 02/01/2011...............................  AA-                4,471
   4,165    XL Capital Europe plc,
              6.50%, 01/15/2012...............................  A+                 4,542
                                                                              ----------
                                                                                 108,838
                                                                              ----------
            HEALTH CARE -- 0.8%
   4,000    Becton, Dickinson & Co.,
              6.70%, 08/01/2028...............................  A+                 4,386
   4,000    Bristol-Myers Squibb Co.,
              5.75%, 10/01/2011...............................  AA-                4,279
   4,000    Cardinal Health, Inc.,
              6.75%, 02/15/2011...............................  A                  4,569
   3,000    Pharmacia Corp.,
              6.60%, 12/01/2028...............................  AAA                3,336
   4,000    Wyeth,
              6.70%, 03/15/2011...............................  A                  4,495
                                                                              ----------
                                                                                  21,065
                                                                              ----------
            SERVICES -- 1.1%
     250    Clear Channel Communications, Inc.,
              7.65%, 09/15/2010...............................  BBB-                 291
   7,000    Comcast Cable Communications, Inc.,
              6.875%, 06/15/2009..............................  BBB                7,828
     500    Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................  BBB                  605
   7,000    USA Networks, Inc.,
              6.75%, 11/15/2005...............................  BBB-               7,489
   7,000    Walt Disney Co.,
              6.375%, 03/01/2012..............................  BBB+               7,640
   3,000    Washington Post Co.,
              5.50%, 02/15/2009...............................  A+                 3,239
     250    Waste Management, Inc.,
              7.375%, 08/01/2010..............................  BBB                  289
                                                                              ----------
                                                                                  27,381
                                                                              ----------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING        MARKET
 AMOUNT                                                         (UNAUDITED)    VALUE(C)
---------                                                       -----------   ----------
            TECHNOLOGY -- 0.9%
$  2,545    AT&T Corp.,
              8.50%, 11/15/2031...............................  BBB           $    2,886
     500    Cox Communications, Inc.,
              6.40%, 08/01/2008...............................  BBB                  547
   2,000    Danaher Corp.,
              6.00%, 10/15/2008...............................  A+                 2,192
     250    GTE Corp.,
              7.51%, 04/01/2009...............................  A+                   286
   5,000    Hewlett-Packard Co.,
              7.15%, 06/15/2005...............................  A-                 5,397
     250    Koninklijke KPN N.V.,
              8.375%, 10/01/2030..............................  BBB+                 312
     500    Lockheed Martin Corp.,
              7.65%, 05/01/2016...............................  BBB                  602
   1,000    New York Telephone Co.,
              6.00%, 04/15/2008...............................  A+                 1,088
     400    Raytheon Co.,
              7.20%, 08/15/2027...............................  BBB-                 428
   7,055    Sprint Capital Corp.,
              6.125%, 11/15/2008..............................  BBB-               7,431
     250    Sprint Capital Corp.,
              6.875%, 11/15/2028..............................  BBB-                 235
     250    Sprint Capital Corp.,
              7.625%, 01/30/2011..............................  BBB-                 275
     250    Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 05/15/2006...............................  BBB+                 271
     500    Telefonica Europe B.V.,
              7.35%, 09/15/2005...............................  A                    545
     500    Time Warner Companies, Inc.,
              6.875%, 06/15/2018..............................  BBB+                 538
     500    Vodafone Group plc,
              7.875%, Ser B 02/15/2030........................  A                    601
                                                                              ----------
                                                                                  23,634
                                                                              ----------
            TRANSPORTATION -- 0.3%
   6,000    Burlington Northern Sante Fe Corp.,
              7.875%, 04/15/2007..............................  BBB+               6,967
     750    CSX Corp.,
              7.90%, 05/01/2017...............................  BBB                  908
     250    Norfolk Southern Corp.,
              6.75%, 02/15/2011...............................  BBB                  281
                                                                              ----------
                                                                                   8,156
                                                                              ----------
            UTILITIES -- 0.4%
   4,000    Alabama Power Co.,
              7.125%, Ser K 08/15/2004........................  A                  4,180
     500    Alabama Power Co.,
              7.125%, Ser L 10/01/2007........................  A                    569
     255    Chilquinta Energia Finance Co.,
              6.62%, 04/01/2011(e)............................  AAA                  279
   2,000    Kansas City Power & Light Co.,
              7.125%, 12/15/2005..............................  BBB                2,191

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD ADVISERS FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING        MARKET
 AMOUNT                                                         (UNAUDITED)    VALUE(C)
---------                                                       -----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
$    189    Niagara Mohawk Power Corp.,
              7.625%, Ser F 10/01/2005........................  A-            $      207
   1,150    Northern Border Pipeline Co.,
              7.75%, Ser A 09/01/2009.........................  A-                 1,360
     250    TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................  A-                   273
                                                                              ----------
                                                                                   9,059
                                                                              ----------
            Total corporate bonds:
              investment grade (cost $309,171)................                $  339,910
                                                                              ==========
CORPORATE BONDS: NON-INVESTMENT GRADE -- 0.0%
            SERVICES -- 0.0%
     500    Park Place Entertainment Corp.,
              8.50%, 11/15/2006...............................  BB+           $      551
                                                                              ----------
            Total corporate bonds:
              non-investment grade (cost $498)................                $      551
                                                                              ==========

U.S. GOVERNMENT SECURITIES -- 10.4%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- MORTGAGE
            BACKED SECURITIES -- 0.0%
     252    6.30% 2008........................................                $      276
      19    9.00% 2016 -- 2021................................                        21
                                                                              ----------
                                                                                     297
                                                                              ----------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- MORTGAGE BACKED SECURITIES -- 1.6%
  13,172    6.00% 2023 -- 2031................................                    13,609
  10,209    6.50% 2026 -- 2029................................                    10,702
  12,398    7.00% 2023 -- 2032................................                    13,147
   2,101    8.00% 2029 -- 2031................................                     2,267
     220    9.00% 2023........................................                       243
                                                                              ----------
                                                                                  39,968
                                                                              ----------
            U.S. TREASURY SECURITIES -- 8.8%
 120,000    2.00% 2005........................................                   120,544
  20,000    2.125% 2004.......................................                    20,172
  70,000    6.25% 2023........................................                    79,002
                                                                              ----------
                                                                                 219,718
                                                                              ----------
            Total U.S. government securities (cost
              $257,686).......................................                $  259,983
                                                                              ==========
            Total long-term investments
              (cost $2,289,218)...............................                $2,397,571
                                                                              ==========


                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- 7.2%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 3.9%
  48,553    Evergreen Institutional Money Market Fund.........  $   48,550
  45,886    Evergreen Prime Cash Management Money Market......      48,575
                                                                ----------
                                                                    97,125
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 3.3%
$ 11,783    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      11,783
  31,008    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      31,008
  38,480    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      38,480
                                                                ----------
                                                                    81,271
                                                                ----------
            Total short-term investments
              (cost $178,396).................................  $  178,396
                                                                ==========
            Total investments in securities (cost
              $2,467,614)(b)..................................  $2,575,967
                                                                ==========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $2,487,475 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 211,991
      Unrealized depreciation.......................   (123,499)
                                                      ---------
      Net unrealized appreciation...................  $  88,492
                                                      =========

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.08% of total net assets as of October 31, 2003.

 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at October 31, 2003, was $21,784, which represents 0.87% of total net assets.

  *  Moody's Rating

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $2,467,614)@ ...................................  $2,575,967
Cash..............................................           5
Receivables:
  Investment securities sold......................       3,592
  Fund shares sold................................       8,603
  Dividends and interest..........................       9,567
Other assets......................................         150
                                                    ----------
Total assets......................................   2,597,879
                                                    ----------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)...........................................      97,125
  Fund shares redeemed............................       4,049
  Payable for investment advisory and management
    fees (Note 3).................................       1,345
  Payable for distribution fees (Note 3)..........         198
Accrued expenses..................................         891
                                                    ----------
Total liabilities.................................     103,603
                                                    ----------
Net assets........................................  $2,494,276
                                                    ==========
 @  Market value of securities on loan $91,360.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value
  $0.001 per share; 760,000 shares authorized;
  176,188 shares outstanding......................  $2,761,928
Accumulated undistributed net investment income...       1,671
Accumulated net realized loss on investments......    (377,676)
Unrealized appreciation of investments in
  securities......................................     108,353
                                                    ----------
Net assets........................................  $2,494,276
                                                    ==========

Class A
Net asset value per share ($1,470,569 / 103,609 shares
  outstanding)........................................  $14.19
                                                        ------
  Maximum offering price per share ($14.19 / 94.5%)...  $15.02
                                                        ======
Class B
  Net asset value per share ($593,179 / 42,232 shares
    outstanding)......................................  $14.05
                                                        ======
Class C
  Net asset value per share ($421,814 / 29,741 shares
    outstanding)......................................  $14.18
                                                        ------
  Maximum offering price per share ($14.18 / 99.0%)...  $14.32
                                                        ======
Class Y
  Net asset value per share ($8,714 / 606 shares
    outstanding)......................................  $14.37
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 87.5%
            BASIC MATERIALS -- 12.0%
   1,213    3M Co. ...........................................  $   95,653
     400    Alcoa, Inc. ......................................      12,628
     259    AngloGold Ltd. ADR................................      10,008
     990    Companhia Vale do Rio Doce ADR....................      45,271
   1,629    CONSOL Energy 1 Pipe Private Placement(f).........      31,809
   1,077    Engelhard Corp. (with rights).....................      30,772
   1,069    Falconbridge Ltd. ................................      20,845
   1,462    Freeport-McMoRan Copper & Gold, Inc. Class B (with
              rights).........................................      56,633
   1,416    Kimberly-Clark Corp. .............................      74,774
     524    Mining and Metallurgical Co. Norilsk Nickel ADR...      26,981
     652    Peabody Energy Corp. .............................      21,724
   2,500    Sappi Ltd. ADR....................................      32,000
   4,095    Smurfit-Stone Container Corp. (with rights)(a)....      63,476
   1,750    Tek Cominco Ltd. Class B..........................      22,834
                                                                ----------
                                                                   545,408
                                                                ----------
            CAPITAL GOODS -- 5.1%
   1,095    Deere & Co. (with rights).........................      66,373
   1,153    Honeywell International, Inc. ....................      35,299
   1,071    Pall Corp. (with rights)..........................      25,057
   4,959    Tyco International Ltd. (with rights).............     103,546
                                                                ----------
                                                                   230,275
                                                                ----------
            CONSUMER CYCLICAL -- 5.6%
      38    Cheesecake Factory, Inc. (with rights)(a).........       1,506
     807    Foster Wheeler Ltd.(a)............................         936
   3,833    Gap, Inc. ........................................      73,128
     889    Neiman Marcus Group, Inc. Class A(a)..............      42,281
   2,094    Penney (J.C.) Co., Inc. ..........................      49,533
   2,978    Toyota Motor Corp. ...............................      84,779
                                                                ----------
                                                                   252,163
                                                                ----------
            CONSUMER STAPLES -- 1.2%
   2,001    Bunge Ltd. .......................................      54,227
                                                                ----------
            ENERGY -- 8.2%
     893    Burlington Resources, Inc. (with rights)..........      43,436
   1,609    China Petroleum & Chemical Corp. ADR..............      52,753
   1,700    Halliburton Co. (with rights).....................      40,596
   2,107    Rio Tinto plc.....................................      51,105
   6,200    Sasol Ltd. ADR....................................      82,150
     723    Valero Energy Corp. ..............................      30,864
   2,906    XTO Energy, Inc. (with rights)....................      68,787
                                                                ----------
                                                                   369,691
                                                                ----------
            FINANCE AND INSURANCE -- 17.6%
   3,100    ACE Ltd. ADR (with rights)........................     111,600
     268    Ambac Financial Group, Inc. ......................      18,979
     181    American International Group, Inc. ...............      10,995
   2,131    Bank One Corp. ...................................      90,440
   2,771    Citigroup, Inc. ..................................     131,322
     701    Countrywide Financial Corp. ......................      73,700
   1,150    FleetBoston Financial Corp. (with rights).........      46,449

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
            FINANCE AND INSURANCE -- (CONTINUED)
   1,284    Freddie Mac.......................................  $   72,054
     600    Golden West Financial Corp. ......................      60,258
   2,398    ICICI Bank Ltd.(a)(f).............................      13,071
     934    iStar Financial, Inc. ............................      35,537
   2,360    Medco Health Solutions, Inc.(a)...................      78,345
   1,206    St. Paul Companies, Inc. .........................      45,992
     125    UBS AG............................................       7,676
                                                                ----------
                                                                   796,418
                                                                ----------
            HEALTH CARE -- 8.5%
     482    Biovail Corp.(a)..................................      11,602
      54    Bright Horizons Family Solutions, Inc.(a).........       2,315
     456    Cardinal Health, Inc. ............................      27,065
   1,094    Forest Laboratories, Inc. (with rights)(a)........      54,726
   1,596    Guidant Corp. ....................................      81,407
   1,664    HCA, Inc. ........................................      63,633
   1,471    IVAX Corp.(a).....................................      28,339
   1,000    King Pharmaceuticals, Inc.(a).....................      13,400
   2,387    McKesson Corp. ...................................      72,245
     800    Schering-Plough Corp. (with rights)...............      12,216
     500    Watson Pharmaceuticals, Inc.(a)...................      19,635
                                                                ----------
                                                                   386,583
                                                                ----------
            SERVICES -- 5.8%
   1,751    Comcast Corp. Special Class A(a)..................      57,108
     929    Computer Sciences Corp.(a)........................      36,795
   2,175    InterActive Corp.(a)..............................      79,833
     400    Manpower, Inc. ...................................      18,560
   2,386    Waste Management, Inc. ...........................      61,835
     384    Wynn Resorts Ltd.(a)..............................       7,737
                                                                ----------
                                                                   261,868
                                                                ----------
            TECHNOLOGY -- 21.5%
   1,547    America Movil S.A. de C.V. Ser L ADR..............      36,811
   2,000    Cisco Systems, Inc. (with rights)(a)..............      41,960
   4,850    Corning, Inc.(a)..................................      53,253
     425    Emerson Electric Co. (with rights)................      24,119
   8,240    Hon Hai Precision Industry Co. Ltd. ..............      36,866
     840    International Business Machines Corp. ............      75,190
   1,500    Liberty Media Corp. Class A(a)....................      15,135
   2,600    Motorola, Inc. (with rights)......................      35,178
   2,203    MTN Group Ltd.(a).................................       7,891
   8,031    Nextel Communications, Inc. Class A(a)............     194,355
  10,273    Nortel Networks Corp.(a)..........................      45,714
     692    QUALCOMM, Inc. ...................................      32,880
   1,652    Sabre Holdings Corp. .............................      36,200
     314    Samsung Electronics Co. Ltd. .....................     124,507
     200    Sony Corp. ADR....................................       7,040
  24,505    Taiwan Semiconductor Manufacturing Co. Ltd.(a)....      48,325
   4,512    Telenor ASA(f)....................................      24,565
   4,498    Time Warner, Inc.(a)..............................      68,776
   2,589    VeriSign, Inc. (with rights)(a)...................      41,091
     537    Yahoo!, Inc. (with rights)(a).....................      23,454
                                                                ----------
                                                                   973,310
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 0.7%
   1,061    CSX Corp. (with rights)...........................  $   33,767
                                                                ----------
            UTILITIES -- 1.3%
     400    FPL Group, Inc. (with rights).....................      25,496
   1,395    TXU Corp. (with rights)...........................      31,825
                                                                ----------
                                                                    57,321
                                                                ----------
            Total common stock (cost $3,258,552)..............  $3,961,031
                                                                ==========
PREFERRED STOCKS -- 1.2%
            ENERGY -- 1.2%
   2,415    Petroleo Brasileiro S.A. ADR......................  $   52,539
                                                                ----------
            TECHNOLOGY -- 0.0%
   1,205    SensAble Technologies, Inc. Class C Private
              Placement(e)(g).................................       1,205
                                                                ----------
            Total preferred stocks (cost $43,676).............  $   53,744
                                                                ==========
            Total long-term investments
              (cost $3,302,228)...............................  $4,014,775
                                                                ==========
SHORT-TERM INVESTMENTS -- 18.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 5.7%
 150,000    Wells Fargo Cash Investment Fund..................  $  150,000
  50,000    Dreyfus Cash Management No. 2.....................      50,000
                                                                ----------
                                                                   200,000
                                                                ----------
PRINCIPAL
 AMOUNT
---------
$ 56,039    Bear Stearns & Co. Repo, 1.07%, 11/3/2003.........      56,039
                                                                ----------
                                                                   256,039
                                                                ----------
            FINANCE -- 12.4%
  81,443    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      81,443
 214,326    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................     214,326
 265,981    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................     265,981
                                                                ----------
                                                                   561,750
                                                                ----------
            Total short-term investments (cost $817,789)......  $  817,789
                                                                ==========
            Total investments in securities (cost
              $4,120,017)(b)..................................  $4,832,564
                                                                ==========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $4,122,387 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation........................  $779,611
     Unrealized depreciation........................   (69,521)
                                                      --------
     Net unrealized appreciation....................  $710,090
                                                      ========

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.67% of total net assets as of October 31, 2003.

 (e) Restricted securities held (excluding 144A). These investments have been identified by portfolio management as illiquid securities:

    PERIOD
   ACQUIRED   SHARES             SECURITY            COST BASIS
   --------   ------             --------            ----------
   2000       1,205    SensAble Technologies, Inc.      4,000
                       Class C Private Placement

     The aggregate value of this security at October 31, 20003, is $1,205 which represents 0.03% of net assets.

 (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $69,445, which represents 1.53% of total net assets.

 (g) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of October 31, 2003, was $1,205, which represents 0.03% of total net assets.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD CAPITAL APPRECIATION FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2003

                                                                                                                     UNREALIZED
                                                                                CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                                MARKET VALUE          AMOUNT            DATE            (DEPRECIATION)
--------------------------------------------------         ------------         --------         ---------         --------------
Canadian Dollar (Buy)                                         $8,799             $8,842          11/3/2003              $(43)
Canadian Dollar (Buy)                                          2,004              2,010          11/4/2003                (6)
Canadian Dollar (Buy)                                          2,283              2,282          11/5/2003                 1
South Africa Rand (Buy)                                        5,060              5,072          11/3/2003               (12)
South Africa Rand (Buy)                                          518                515          11/4/2003                 3
South Africa Rand (Buy)                                          361                361          11/5/2003                @@
South Africa Rand (Buy)                                          351                351          11/6/2003                @@
South Africa Rand (Buy)                                          369                370          11/7/2003                (1)
                                                                                                                        ----
                                                                                                                        $(58)
                                                                                                                        ====

 @@Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $3,558,267)@ ...................................  $4,270,814
Repurchase agreements, at value; (cost
  $561,750).......................................     561,750
Foreign currency on deposit with custodian (cost
  $2,315).........................................       2,444
Unrealized appreciation in forward foreign
  currency contracts..............................           4
Receivables:
  Investment securities sold......................      46,899
  Fund shares sold................................      27,491
  Dividends and interest..........................       3,344
Other assets......................................         258
                                                    ----------
Total assets......................................   4,913,004
                                                    ----------
LIABILITIES
Unrealized depreciation on forward foreign
  currency contracts..............................          62
Payables:
  Payable upon return of securities loaned (Note
    2d)...........................................     256,039
  Investment securities purchased.................     119,874
  Fund shares redeemed............................       4,991
  Payable for investment advisory and management
    fees (Note 3).................................       2,500
  Payable for distribution fees (Note 3)..........         382
Accrued Expenses..................................       1,471
                                                    ----------
Total liabilities.................................     385,319
                                                    ----------
Net assets........................................  $4,527,685
                                                    ==========
@ Market value of securities on loan $241,463

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value
  $0.001 per share; 620,000 shares authorized;
  175,619 shares outstanding......................  $4,608,933
Accumulated undistributed net investment income...          58
Accumulated net realized loss on investments and
  foreign currency transactions...................    (793,884)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency.....     712,578
                                                    ----------
Net assets........................................  $4,527,685
                                                    ==========

Class A
  Net asset value per share ($2,357,913 / 88,970
    shares outstanding)...............................  $26.50
                                                        ------
  Maximum offering price per share($26.50 / 94.5%)....  $28.04
                                                        ======
Class B
  Net asset value per share ($1,140,154 / 45,656
    shares outstanding)...............................  $24.97
                                                        ======
Class C
  Net asset value per share ($981,246 / 39,243 shares
    outstanding)......................................  $25.00
                                                        ------
  Maximum offering price per share($25.00 / 99.0%)....  $25.25
                                                        ======
Class Y
  Net asset value per share ($48,372 / 1,750 shares
    outstanding)......................................  $27.64
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 3.6%
      42    Fortune Brands, Inc. (with rights)................  $   2,762
     177    Gillette Co. (with rights)........................      5,637
      55    International Paper Co. ..........................      2,164
      32    Kimberly-Clark Corp. .............................      1,711
                                                                ---------
                                                                   12,274
                                                                ---------
            CAPITAL GOODS -- 4.9%
      48    General Dynamics Corp. ...........................      4,034
      53    Graco, Inc. (with rights).........................      2,019
      37    Pitney Bowes, Inc. (with rights)..................      1,537
      81    Tyco International Ltd. (with rights).............      1,681
      87    United Technologies Corp. ........................      7,377
                                                                ---------
                                                                   16,648
                                                                ---------
            CONSUMER CYCLICAL -- 7.8%
      60    Avery Dennison Corp. (with rights)................      3,134
     128    Dollar General Corp. (with rights)................      2,869
      88    Federated Department Stores, Inc. ................      4,204
     165    Gap, Inc. ........................................      3,144
      31    General Motors Corp. .............................      1,323
      21    Johnson Controls, Inc. ...........................      2,204
      64    Lowe's Companies, Inc. (with rights)..............      3,777
      34    NIKE, Inc. Class B................................      2,192
      46    Supervalu, Inc. ..................................      1,158
      40    Wal-Mart Stores, Inc. ............................      2,352
                                                                ---------
                                                                   26,357
                                                                ---------
            CONSUMER STAPLES -- 8.6%
     158    Altria Group, Inc. ...............................      7,361
     185    Coca-Cola Co. ....................................      8,566
      77    Procter & Gamble Co. .............................      7,578
      96    Weyerhaeuser Co. .................................      5,806
                                                                ---------
                                                                   29,311
                                                                ---------
            ENERGY -- 4.4%
      21    Amerada Hess Corp. ...............................      1,104
      24    Chevron Texaco Corp. (with rights)................      1,761
      67    ConocoPhillips (with rights)......................      3,852
     142    Exxon Mobil Corp. ................................      5,202
      97    Unocal Corp. (with rights)........................      3,070
                                                                ---------
                                                                   14,989
                                                                ---------
            FINANCE AND INSURANCE -- 23.9%
      33    Ambac Financial Group, Inc. ......................      2,334
      25    Anthem, Inc.(a)...................................      1,704
      72    Bank of America Corp. ............................      5,445
     135    Bank One Corp. ...................................      5,735
      32    Capital One Financial Corp. ......................      1,946
     312    Citigroup, Inc. ..................................     14,791
      72    Countrywide Financial Corp. ......................      7,527
      94    Fannie Mae........................................      6,739
      44    Franklin Resources, Inc. .........................      2,105
      51    Freddie Mac.......................................      2,840
      35    Goldman Sachs Group, Inc. ........................      3,296
      40    KeyCorp...........................................      1,136

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
            FINANCE AND INSURANCE -- (CONTINUED)
      64    MBIA, Inc. .......................................  $   3,809
      62    Medco Health Solutions, Inc.(a)...................      2,072
     108    Merrill Lynch & Co., Inc. ........................      6,370
     102    St. Paul Companies, Inc. .........................      3,882
      46    UnionBanCal Corp. ................................      2,513
      32    Wellpoint Health Networks, Inc.(a)................      2,827
      53    XL Capital Ltd. Class A (with rights).............      3,697
                                                                ---------
                                                                   80,768
                                                                ---------
            HEALTH CARE -- 11.7%
     107    Abbott Laboratories (with rights).................      4,552
      65    Becton, Dickinson & Co. (with rights).............      2,376
      29    Cephalon, Inc.(a).................................      1,343
      76    CVS Corp. ........................................      2,656
      90    Genzyme Corp.(a)..................................      4,131
     109    Guidant Corp. ....................................      5,580
      69    Lilly (Eli) & Co. (with rights)...................      4,590
      99    McKesson Corp. ...................................      3,006
      35    Merck & Co., Inc. ................................      1,558
     192    Pfizer, Inc. (with rights)........................      6,063
     250    Schering-Plough Corp. (with rights)...............      3,821
                                                                ---------
                                                                   39,676
                                                                ---------
            SERVICES -- 5.7%
     105    Cendant Corp.(a)..................................      2,149
     120    Comcast Corp. Class A(a)..........................      4,078
      68    Comcast Corp. Special Class A(a)..................      2,228
      38    FedEx Corp. ......................................      2,879
      41    Gannett Co., Inc. (with rights)...................      3,432
      40    Omnicom Group, Inc. ..............................      3,152
      52    Waste Management, Inc. ...........................      1,356
                                                                ---------
                                                                   19,274
                                                                ---------
            TECHNOLOGY -- 25.2%
      42    Adobe Systems, Inc. (with rights).................      1,828
     159    AT&T Corp. .......................................      2,949
     462    Cisco Systems, Inc. (with rights)(a)..............      9,695
     147    Citizens Communications Co. (with rights)(a)......      1,834
     125    Dell, Inc. (with rights)(a).......................      4,522
     181    First Data Corp. .................................      6,469
     184    General Electric Co. .............................      5,335
     139    Intel Corp. ......................................      4,587
      84    International Business Machines Corp. ............      7,472
     547    Microsoft Corp. ..................................     14,314
     281    Motorola, Inc. (with rights)......................      3,803
      77    National Semiconductor Corp.(a)...................      3,137
     185    Nextel Communications, Inc. Class A(a)............      4,470
     323    Qwest Communications International, Inc.(a).......      1,140
      64    SBC Communications, Inc. .........................      1,528
     231    Texas Instruments, Inc. (with rights).............      6,683
     352    Time Warner, Inc.(a)..............................      5,379
                                                                ---------
                                                                   85,145
                                                                ---------
            TRANSPORTATION -- 0.8%
      84    CSX Corp. (with rights)...........................      2,686
                                                                ---------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DISCIPLINED EQUITY FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 2.6%
      30    Ameren Corp. .....................................  $   1,330
      96    Exelon Corp. .....................................      6,073
      59    TXU Corp. (with rights)...........................      1,342
                                                                ---------
                                                                    8,745
                                                                ---------
            Total common stock
              (cost $308,366).................................  $ 335,873
                                                                =========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 0.2%
            FINANCE -- 0.2%
$     82    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................  $      82
     216    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................        216
     267    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................        267
                                                                ---------
            Total short-term investments (cost $565)..........  $     565
                                                                =========
            Total investments in securities (cost
              $308,931)(b)....................................  $ 336,438
                                                                =========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes was $311,882 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 38,027
   Unrealized depreciation........................   (13,471)
                                                    --------
   Net unrealized appreciation....................  $ 24,556
                                                    ========

 (c) See Note 2b of acompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $308,931)........................................  $ 336,438
Cash...............................................         @@
Receivables:
  Investment securities sold.......................      2,039
  Fund shares sold.................................      1,066
  Dividends and interest...........................        538
Other assets.......................................         55
                                                     ---------
Total assets.......................................    340,136
                                                     ---------
LIABILITIES
Payables:
  Investment securities purchased..................        767
  Fund shares redeemed.............................        474
  Payable for investment advisory and management
    fees (Note 3)..................................        227
  Payable for distribution fees (Note 3)...........         23
Accrued Expenses...................................        131
                                                     ---------
Total liabilities..................................      1,622
                                                     ---------
Net assets.........................................  $ 338,514
                                                     =========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 33,939
  shares outstanding...............................  $ 443,341
Accumulated undistributed net investment income....        154
Accumulated net realized loss on investments.......   (132,488)
Unrealized appreciation of investments in
  securities.......................................     27,507
                                                     ---------
Net assets.........................................  $ 338,514
                                                     =========

Class A
  Net asset value per share ($243,842 / 24,187 shares
    outstanding)......................................  $10.08
                                                        ------
  Maximum offering price per share($10.08 / 94.5%)....  $10.67
                                                        ======
Class B
  Net asset value per share ($47,888 / 4,937 shares
    outstanding)......................................  $ 9.70
                                                        ======
Class C
  Net asset value per share ($46,162 / 4,755 shares
    outstanding)......................................  $ 9.71
                                                        ------
  Maximum offering price per share ($9.71 / 99.0%)....  $ 9.81
                                                        ======
Class Y
  Net asset value per share ($622 / 60 shares
    outstanding)......................................  $10.36
                                                        ======

 @@Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 93.9%
            BASIC MATERIALS -- 10.9%
     485    Abitibi-Consolidated, Inc. .......................  $    3,252
     331    Alcan, Inc. ......................................      13,201
     983    Alcoa, Inc. ......................................      31,033
     193    Bowater, Inc. ....................................       7,860
     338    Dow Chemical Co. .................................      12,720
     782    DuPont (E.I.) de Nemours & Co. ...................      31,579
     179    Fortune Brands, Inc. (with rights)................      11,675
     509    Gillette Co. (with rights)........................      16,224
     271    International Paper Co. ..........................      10,644
     419    Kimberly-Clark Corp. .............................      22,149
     606    Rohm & Haas Co. (with rights).....................      23,816
     284    Temple-Inland, Inc. (with rights).................      15,317
                                                                ----------
                                                                   199,470
                                                                ----------
            CAPITAL GOODS -- 5.5%
     286    Boeing Co. .......................................      11,016
     264    General Dynamics Corp. ...........................      22,088
     421    Honeywell International, Inc. ....................      12,875
     428    Parker-Hannifin Corp. (with rights)...............      21,820
     514    Pitney Bowes, Inc. (with rights)..................      21,134
   1,109    Xerox Corp. (with rights)(a)......................      11,642
                                                                ----------
                                                                   100,575
                                                                ----------
            CONSUMER CYCLICAL -- 5.7%
     346    Avery Dennison Corp. (with rights)................      18,208
     299    Caterpillar, Inc. (with rights)...................      21,911
     287    General Motors Corp. .............................      12,259
     194    Grainger (W.W.), Inc. ............................       8,886
     356    Mattel, Inc. .....................................       6,888
     860    McDonald's Corp. .................................      21,511
     179    Target Corp. (with rights)........................       7,110
     325    TJX Companies, Inc. ..............................       6,818
                                                                ----------
                                                                   103,591
                                                                ----------
            CONSUMER STAPLES -- 7.2%
     455    Altria Group, Inc. ...............................      21,134
     689    EnCana Corp. .....................................      23,666
     310    General Mills, Inc. ..............................      13,899
     446    Kraft Foods, Inc. Class A.........................      12,976
     363    PepsiCo, Inc. ....................................      17,335
     783    Sara Lee Corp. (with rights)......................      15,605
     452    Weyerhaeuser Co. .................................      27,236
                                                                ----------
                                                                   131,851
                                                                ----------
            ENERGY -- 9.4%
     694    BP plc ADR........................................      29,412
     336    Chevron Texaco Corp. (with rights)................      24,957
      96    ConocoPhillips (with rights)......................       5,509
   1,171    Exxon Mobil Corp. ................................      42,851
     319    Progress Energy, Inc. ............................      13,740
     440    Royal Dutch Petroleum Co. NY Shares...............      19,509
     298    Schlumberger Ltd. ................................      14,011
     286    Total S.A. ADR....................................      22,305
                                                                ----------
                                                                   172,294
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
            FINANCE AND INSURANCE -- 17.9%
     267    ACE Ltd. ADR (with rights)........................  $    9,608
     408    American International Group, Inc. ...............      24,819
     664    Bank One Corp. ...................................      28,195
   1,142    Citigroup, Inc. ..................................      54,136
     248    Comerica, Inc. (with rights)......................      12,746
     377    Franklin Resources, Inc. .........................      17,868
     389    Freddie Mac.......................................      21,857
     190    HSBC Holdings plc ADR.............................      14,261
     330    MBIA, Inc. .......................................      19,698
     321    Merrill Lynch & Co., Inc. ........................      18,991
     281    Morgan Stanley (with rights)......................      15,440
     336    St. Paul Companies, Inc. .........................      12,815
     619    Synovus Financial Corp. (with rights).............      17,090
     351    U.S. Bancorp (with rights)........................       9,566
     560    Wachovia Corp. (with rights)......................      25,683
     357    XL Capital Ltd. Class A (with rights).............      24,819
                                                                ----------
                                                                   327,592
                                                                ----------
            HEALTH CARE -- 9.6%
     653    Abbott Laboratories (with rights).................      27,814
     321    AstraZeneca plc ADR...............................      15,296
     242    Aventis S.A. ADR..................................      12,806
     594    Baxter International, Inc. (with rights)..........      15,781
     215    Becton, Dickinson & Co. (with rights).............       7,860
     245    Cardinal Health, Inc. ............................      14,526
     230    Guidant Corp. ....................................      11,722
     291    Lilly (Eli) & Co. (with rights)...................      19,373
     272    McKesson Corp. ...................................       8,242
     641    Pfizer, Inc. (with rights)........................      20,245
   1,464    Schering-Plough Corp. (with rights)...............      22,355
                                                                ----------
                                                                   176,020
                                                                ----------
            SERVICES -- 6.1%
     455    Comcast Corp. Class A(a)..........................      15,425
     283    Comcast Corp. Special Class A(a)..................       9,228
     323    Computer Sciences Corp.(a)........................      12,781
     204    FedEx Corp. ......................................      15,448
     216    Gannett Co., Inc. (with rights)...................      18,134
     127    Harrah's Entertainment, Inc. (with rights)........       5,507
     148    Omnicom Group, Inc. ..............................      11,826
     856    Waste Management, Inc. ...........................      22,193
                                                                ----------
                                                                   110,542
                                                                ----------
            TECHNOLOGY -- 13.6%
     534    Apple Computer, Inc.(a)...........................      12,221
     752    AT&T Corp. .......................................      13,977
     911    BellSouth Corp. (with rights).....................      23,963
     271    Emerson Electric Co. (with rights)................      15,379
     225    General Electric Co. .............................       6,521
     841    Hewlett-Packard Co. ..............................      18,767
     438    International Business Machines Corp. ............      39,219
     666    Microsoft Corp. ..................................      17,403
   1,029    Motorola, Inc. (with rights)......................      13,926
     261    Sony Corp. ADR....................................       9,198
     678    Texas Instruments, Inc. (with rights).............      19,611

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,088    Time Warner, Inc.(a)..............................  $   16,634
   1,210    Verizon Communications, Inc. .....................      40,651
                                                                ----------
                                                                   247,470
                                                                ----------
            TRANSPORTATION -- 3.8%
     366    Canadian Pacific Railway Ltd. ADR.................      10,242
     750    CSX Corp. (with rights)...........................      23,859
     457    Delta Air Lines, Inc. (with rights)(a)............       5,947
     425    Union Pacific Corp. ..............................      26,611
     104    USF Corp. ........................................       3,326
                                                                ----------
                                                                    69,985
                                                                ----------
            UTILITIES -- 4.2%
     412    Exelon Corp. .....................................      26,150
     144    FirstEnergy Corp. (with rights)...................       4,952
     294    FPL Group, Inc. (with rights).....................      18,740
     439    PG&E Corp.(a).....................................      10,733
     422    Pinnacle West Capital Corp. (with rights).........      15,421
                                                                ----------
                                                                    75,996
                                                                ----------
            Total common stock (cost $1,620,238)..............  $1,715,386
                                                                ==========
 SHARES
---------
SHORT-TERM INVESTMENTS -- 6.7%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 1.2%
  20,828    Boston Global Investment Trust....................  $   20,828
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 5.5%
$ 14,649    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      14,649
  38,550    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      38,550
  47,841    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      47,841
                                                                ----------
                                                                   101,040
                                                                ----------
            Total short-term investments
              (cost $121,868).................................  $  121,868
                                                                ==========
            Total investments in securities
              (cost $1,742,106)(b)............................  $1,837,254
                                                                ==========

 (a) Presently non-income producing.
 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $1,752,019 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $162,953
      Unrealized depreciation........................   (77,718)
                                                       --------
      Net unrealized appreciation....................  $ 85,235
                                                       ========

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.48% of total net assets as of October 31, 2003.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $1,742,106)@ ...................................  $1,837,254
Cash..............................................           1
Receivables:
  Investment securities sold......................       3,180
  Fund shares sold................................      14,981
  Dividends and interest..........................       2,493
Other assets......................................         111
                                                    ----------
Total assets......................................   1,858,020
                                                    ----------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)...........................................      20,828
  Investment securities purchased.................       6,162
  Fund shares redeemed............................       2,063
  Payable for investment advisory and management
    fees (Note 3).................................         991
  Payable for distribution fees (Note 3)..........         118
Accrued Expenses..................................         565
                                                    ----------
Total liabilities.................................      30,727
                                                    ----------
Net assets........................................  $1,827,293
                                                    ==========

  @  Market value of securities on loan $20,443.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value
  $0.001 per share; 500,000 shares authorized;
  115,027 shares outstanding......................  $1,793,767
Accumulated net realized loss on investments......     (61,622)
Unrealized appreciation of investments in
  securities......................................      95,148
                                                    ----------
Net assets........................................  $1,827,293
                                                    ==========

Class A
  Net asset value per share ($1,296,982 / 81,384
    shares outstanding)...............................  $15.94
                                                        ------
  Maximum offering price per share ($15.94 / 94.5%)...  $16.87
                                                        ======
Class B
  Net asset value per share ($257,856 / 16,373 shares
    outstanding)......................................  $15.75
                                                        ======
Class C
  Net asset value per share ($230,348 / 14,657 shares
    outstanding)......................................  $15.72
                                                        ------
  Maximum offering price per share ($15.72 / 99.0%)...  $15.88
                                                        ======
Class Y
  Net asset value per share ($42,107 / 2,613 shares
    outstanding)......................................  $16.11
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(B)
---------                                                       --------
COMMON STOCK -- 86.3%
            BASIC MATERIALS -- 7.5%
     29     Alcoa, Inc. ......................................  $   919
     11     Dow Chemical Co. .................................      404
     16     DuPont (E.I.) de Nemours & Co. ...................      665
      7     Kimberly-Clark Corp. .............................      363
      7     PPG Industries, Inc. .............................      396
                                                                -------
                                                                  2,747
                                                                -------
            CAPITAL GOODS -- 1.6%
     19     Rockwell Automation, Inc. ........................      597
                                                                -------
            CONSUMER CYCLICAL -- 7.2%
     16     Caterpillar, Inc. (with rights)...................    1,185
     19     General Motors Corp. .............................      819
     24     Masco Corp. (with rights).........................      650
                                                                -------
                                                                  2,654
                                                                -------
            CONSUMER STAPLES -- 6.5%
     10     Altria Group, Inc. ...............................      465
      8     General Mills, Inc. ..............................      353
      7     Heinz (H.J.) Co. .................................      243
     14     Kellogg Co. ......................................      456
     14     Weyerhaeuser Co. .................................      872
                                                                -------
                                                                  2,389
                                                                -------
            ENERGY -- 8.4%
     10     BP plc ADR........................................      424
     11     Chevron Texaco Corp. (with rights)................      833
      7     ConocoPhillips (with rights)......................      393
     39     Exxon Mobil Corp. ................................    1,443
                                                                -------
                                                                  3,093
                                                                -------
            FINANCE AND INSURANCE -- 33.0%
      6     ACE Ltd. ADR (with rights)........................      216
     16     Bank of America Corp. ............................    1,225
      8     Chubb Corp. (with rights).........................      526
     31     Citigroup, Inc. ..................................    1,489
      4     Fannie Mae........................................      318
     10     Goldman Sachs Group, Inc. ........................      940
      9     KeyCorp...........................................      268
     10     Marsh & McLennan Companies, Inc. (with rights)....      428
     14     Merrill Lynch & Co., Inc. ........................      800
     13     Morgan Stanley (with rights)......................      720
     21     National City Corp. ..............................      702
     15     PNC Financial Services Group, Inc. (with
              rights).........................................      793
     11     St. Paul Companies, Inc. .........................      406
      7     SunTrust Banks, Inc. .............................      474
     12     U.S. Bancorp (with rights)........................      325
     18     Wachovia Corp. (with rights)......................      811
     15     Washington Mutual, Inc. (with rights).............      649
      7     Wells Fargo & Co. (with rights)...................      395

                                                                 MARKET
 SHARES                                                         VALUE(B)
---------                                                       --------
            FINANCE AND INSURANCE -- (CONTINUED)
     10     XL Capital Ltd. Class A (with rights).............  $   680
                                                                -------
                                                                 12,165
                                                                -------
            HEALTH CARE -- 4.1%
     14     Baxter International, Inc. (with rights)..........      366
      7     Merck & Co., Inc. ................................      304
     19     Pfizer, Inc. (with rights)........................      608
      6     Wyeth (with rights)...............................      245
                                                                -------
                                                                  1,523
                                                                -------
            SERVICES -- 1.1%
      5     Gannett Co., Inc. (with rights)...................      397
                                                                -------
            TECHNOLOGY -- 9.8%
     16     AT&T Corp. .......................................      306
      8     BellSouth Corp. (with rights).....................      210
     19     Emerson Electric Co. (with rights)................    1,092
     36     Hewlett-Packard Co. ..............................      799
     31     Nokia Oyj ADR.....................................      530
      9     SBC Communications, Inc. .........................      205
     14     Verizon Communications, Inc. .....................      462
                                                                -------
                                                                  3,604
                                                                -------
            TRANSPORTATION -- 2.5%
     24     Shell Transport & Trading Co. plc ADR.............      902
                                                                -------
            UTILITIES -- 4.6%
     10     Dominion Resources, Inc. .........................      617
      7     Exelon Corp. .....................................      457
      7     FPL Group, Inc. (with rights).....................      423
      6     Scana Corp. ......................................      212
                                                                -------
                                                                  1,709
                                                                -------
            Total common stock
              (cost $31,134)..................................  $31,780
                                                                =======
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 5.0%
            FINANCE -- 5.0%
 $  265     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................  $   265
    696     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      696
    864     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      864
                                                                -------
                                                                $ 1,825
                                                                -------
            Total short-term investments
              (cost $1,825)...................................  $ 1,825
                                                                =======
            Total investments in securities
              (cost $32,959)(a)...............................  $33,605
                                                                =======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD EQUITY INCOME FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

 (a) At October 31, 2003, the cost of securities for federal income tax purposes is $32,959 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,059
      Unrealized depreciation..........................    (413)
                                                         ------
      Net unrealized appreciation......................  $  646
                                                         ======

 (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.04% of total net assets as of October 31, 2003.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $32,959).........................................  $33,605
Cash...............................................       @@
Receivables:
  Fund shares sold.................................    4,991
  Dividends and interest...........................       55
Other assets.......................................       50
                                                     -------
Total assets.......................................   38,701
                                                     -------
LIABILITIES
Payables:
  Investment securities purchased..................    1,630
  Fund shares redeemed.............................      201
  Payable for investment advisory and management
    fees (Note 3)..................................       24
  Payable for distribution fees (Note 3)...........        2
Accrued Expenses...................................       31
                                                     -------
Total liabilities..................................    1,888
                                                     -------
Net assets.........................................  $36,813
                                                     =======
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 3,550
  shares outstanding...............................  $36,098
Accumulated undistributed net investment income....       57
Accumulated net realized gain on investments.......       12
Unrealized appreciation of investments in
  securities.......................................      646
                                                     -------
Net assets.........................................  $36,813
                                                     =======

Class A
  Net asset value per share ($26,649 / 2,569 shares
    outstanding)......................................  $10.37
                                                        ------
  Maximum offering price per share ($10.37 / 94.5%)...  $10.97
                                                        ======
Class B
  Net asset value per share ($2,421 / 234 shares
    outstanding)......................................  $10.36
                                                        ======
Class C
  Net asset value per share ($7,639 / 737 shares
    outstanding)......................................  $10.36
                                                        ------
  Maximum offering price per share ($10.36 / 99.0%)...  $10.46
                                                        ======
Class Y
  Net asset value per share ($104 / 10 shares
    outstanding)......................................  $10.39
                                                        ======

 @@Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 5.4%
   110      Alcoa, Inc. ......................................  $  3,473
    93      Gillette Co. (with rights)........................     2,954
                                                                --------
                                                                   6,427
                                                                --------
            CONSUMER CYCLICAL -- 14.6%
    47      Caterpillar, Inc. (with rights)...................     3,422
    95      Costco Wholesale Corp.(a).........................     3,353
   219      Gap, Inc. ........................................     4,175
    89      Home Depot, Inc. .................................     3,314
   117      Masco Corp. (with rights).........................     3,207
                                                                --------
                                                                  17,471
                                                                --------
            CONSUMER STAPLES -- 3.3%
    83      Coca-Cola Co. ....................................     3,870
                                                                --------
            FINANCE AND INSURANCE -- 23.4%
    69      American Express Co. .............................     3,252
    98      American International Group, Inc. ...............     5,955
    43      Bank of America Corp. ............................     3,279
   120      Citigroup, Inc. ..................................     5,688
    50      Marsh & McLennan Companies, Inc. (with rights)....     2,138
    63      Merrill Lynch & Co., Inc. ........................     3,700
    69      Morgan Stanley (with rights)......................     3,792
                                                                --------
                                                                  27,804
                                                                --------
            HEALTH CARE -- 10.1%
    39      Genzyme Corp.(a)..................................     1,790
    61      Lilly (Eli) & Co. (with rights)...................     4,070
   195      Pfizer, Inc. (with rights)........................     6,175
                                                                --------
                                                                  12,035
                                                                --------
            SERVICES -- 14.5%
   117      Comcast Corp. Class A(a)..........................     3,957
    75      Computer Sciences Corp.(a)........................     2,979
    49      FedEx Corp. ......................................     3,727
    85      Viacom, Inc. Class B..............................     3,373
   141      Walt Disney Co. ..................................     3,181
                                                                --------
                                                                  17,217
                                                                --------
            TECHNOLOGY -- 28.4%
   183      Cisco Systems, Inc. (with rights)(a)..............     3,831
   210      General Electric Co. .............................     6,078
   162      Hewlett-Packard Co. ..............................     3,616
   164      Intel Corp. ......................................     5,404
    51      International Business Machines Corp. ............     4,563
   224      Microsoft Corp. ..................................     5,863
   286      Time Warner, Inc.(a)..............................     4,371
                                                                --------
                                                                  33,726
                                                                --------
            Total common stock (cost $106,675)................  $118,550
                                                                ========

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(C)
---------                                                       --------
SHORT-TERM INVESTMENTS -- 0.3%
            FINANCE -- 0.3%
  $ 44      ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................  $     44
   116      BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................       116
   144      UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................       144
                                                                --------
            Total short-term investments (cost $304)..........  $    304
                                                                ========
            Total investments in securities
              (cost $106,979)(b)..............................  $118,854
                                                                ========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $108,921 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $12,846
      Unrealized depreciation.........................   (2,913)
                                                        -------
      Net unrealized appreciation.....................  $ 9,933
                                                        =======

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $106,979).........................................  $118,854
Cash................................................         2
Receivables:
  Fund shares sold..................................       280
  Dividends and interest............................       136
Other assets........................................        25
                                                      --------
Total assets........................................   119,297
                                                      --------
LIABILITIES
Payables:
  Fund shares redeemed..............................       202
  Payable for investment advisory and management
    fees (Note 3)...................................       100
  Payable for distribution fees (Note 3)............         9
Accrued Expenses....................................        49
                                                      --------
Total liabilities...................................       360
                                                      --------
Net assets..........................................  $118,937
                                                      ========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD FOCUS FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 13,402
  shares outstanding................................  $139,187
Accumulated net realized loss on investments........   (32,125)
Unrealized appreciation of investments in
  securities........................................    11,875
                                                      --------
Net assets..........................................  $118,937
                                                      ========

Class A
  Net asset value per share ($70,002 / 7,833 shares
    outstanding).......................................  $8.94
                                                         -----
  Maximum offering price per share ($8.94 / 94.5%).....  $9.46
                                                         =====
Class B
  Net asset value per share ($21,058 / 2,396 shares
    outstanding).......................................  $8.79
                                                         =====
Class C
  Net asset value per share ($27,158 / 3,093 shares
    outstanding).......................................  $8.78
                                                         -----
  Maximum offering price per share ($8.78 / 99.0%).....  $8.87
                                                         =====
Class Y
  Net asset value per share ($719 / 80 shares
    outstanding).......................................  $9.04
                                                         =====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                               MARKET
 SHARES                                                                       VALUE(C)
---------                                                                     --------
 COMMON STOCK -- 92.8%
            TELECOMMUNICATIONS -- OTHER -- 43.6%
     13     AT&T Corp. .......................................                $   240
     28     Brasil Telecom S.A. ADR...........................                    388
     23     Cosmote Mobile Communications S.A. ...............                    269
     12     France Telecom S.A. ..............................                    286
     @@     KDDI Corp. .......................................                    418
     21     P.T. Telekomunikasi Indonesia ADR.................                    302
     24     Sprint Corp. (with rights)........................                    376
    161     Telecom Italia S.p.A.(a)..........................                    280
     53     Telekom Austria AG(a)(e)..........................                    568
    138     Telenor ASA(e)....................................                    751
     16     Telkom South Africa Ltd. ADR(a)...................                    488
                                                                              -------
                                                                                4,366
                                                                              -------
            TELECOMMUNICATION RESELLERS -- 4.7%
     38     Citizens Communications Co. (with rights)(a)......                    471
                                                                              -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 8.2%
     20     Deutsche Telekom AG(a)............................                    314
     52     Koninklijke (Royal) KPN N.V.(a)...................                    392
     @@     Nippon Telegraph & Telephone Corp.................                    111
                                                                              -------
                                                                                  817
                                                                              -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 36.3%
     10     Mobistar S.A.(a)(e)...............................                    498
     26     Nextel Communications, Inc. Class A(a)............                    624
     40     Nextel Partners, Inc. Class A(a)..................                    483
     62     Philippine Long Distance Telephone Co.(a).........                    851
    127     Qwest Communications International, Inc.(a).......                    449
      1     SK Telecom Co. Ltd. ..............................                    258
    222     Vodafone Group plc................................                    466
                                                                              -------
                                                                                3,629
                                                                              -------
            Total common stock
              (cost $6,991)...................................                $ 9,283
                                                                              =======

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT
GRADE -- 3.7%
            TELECOMMUNICATIONS -- OTHER -- 3.7%
    400     Qwest Capital Funding, Inc.,
              7.25%, 02/15/2011...............................     CCC+       $   372
                                                                              -------
            Total corporate bonds:
              non-investment grade
              (cost $252).....................................                $   372
                                                                              =======
            Total long-term investments
              (cost $7,243)...................................                $ 9,655
                                                                              =======
SHARES
---------
SHORT-TERM INVESTMENTS -- 19.3%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 17.1%
  1,707     Navigator Prime Portfolio.........................                $ 1,707
                                                                              -------
PRINCIPAL
AMOUNT
---------
            FINANCE -- 2.2%
 $   32     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................                     32
     85     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................                     85
    107     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................                    107
                                                                              -------
                                                                              $   224
                                                                              -------
            Total short-term investments
              (cost $1,931)...................................                $ 1,931
                                                                              =======
            Total investments in securities
              (cost $9,174)(b)................................                $11,586
                                                                              =======

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes was $9,208 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,398
      Unrealized depreciation..........................     (20)
                                                         ------
      Net unrealized appreciation......................  $2,378
                                                         ======

 (c) See Note 2b of acompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $1,817, which represents 18.16% of total net assets.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                             AS OF OCTOBER 31, 2003

                       MARKET   CONTRACT   DELIVERY     UNREALIZED
DESCRIPTION            VALUE     AMOUNT      DATE      APPRECIATION
-----------            ------   --------   ---------   ------------
Hungarian Forint
  (Sell)                $331      $336     11/4/2003        $5

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                          49.4%
Philippines                                             8.5%
Norway                                                  7.5%
Austria                                                 5.7%
Japan                                                   5.3%
Belgium                                                 5.0%
South Africa                                            4.9%
United Kingdom                                          4.6%
Netherlands                                             3.9%
Brazil                                                  3.9%
Germany                                                 3.1%
Indonesia                                               3.0%
France                                                  2.9%
Italy                                                   2.8%
Greece                                                  2.7%
South Korea                                             2.6%
                                                      -----
Total                                                 115.8%
                                                      =====

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $9,174) @ .........................................  $11,586
Cash.................................................       @@
Foreign currency on deposit with custodian (cost
  $ @@ ).............................................       @@
Unrealized appreciation in forward foreign currency
  contracts..........................................        5
Receivables:
  Investment securities sold.........................      897
  Fund shares sold...................................      115
  Dividends and interest.............................       10
Other assets.........................................       12
                                                       -------
Total assets.........................................   12,625
                                                       -------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)..............................................    1,707
  Investment securities purchased....................      895
  Fund shares redeemed...............................        5
  Payable for investment advisory and management fees
    (Note 3).........................................        8
  Payable for distribution fees (Note 3).............        1
Accrued Expenses.....................................        6
                                                       -------
Total liabilities....................................    2,622
                                                       -------
Net assets...........................................  $10,003
                                                       =======
@ Market value of securities on loan $1,672
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 2,152 shares
  outstanding........................................  $15,298
Accumulated net realized loss on investments and
  foreign currency transactions......................   (7,706)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency....................    2,411
                                                       -------
Net assets...........................................  $10,003
                                                       =======

Class A
  Net asset value per share ($6,419 / 1,374 shares
    outstanding).......................................  $4.67
                                                         -----
  Maximum offering price per share ($4.67 / 94.5%).....  $4.94
                                                         =====
Class B
  Net asset value per share ($1,555 / 340 shares
    outstanding).......................................  $4.58
                                                         =====
Class C
  Net asset value per share ($1,305 / 285 shares
    outstanding).......................................  $4.57
                                                         -----
  Maximum offering price per share (4.57 / 99.0%)......  $4.62
                                                         =====
Class Y
  Net asset value per share ($724 / 153 shares
    outstanding).......................................  $4.74
                                                         =====

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 94.9%
            AGENCIES, BROKERAGES, OTHER INSURANCE
            ACTIVITIES -- 5.0%
     28     Clark, Inc.(a)....................................  $   417
     15     Marsh & McLennan Companies, Inc. (with rights)....      628
                                                                -------
                                                                  1,045
                                                                -------
            COMMERCIAL BANKING -- 14.6%
     43     Banco Santander Central Hispano S.A. .............      417
     29     Credit Agricole S.A. .............................      615
     29     Credit Agricole S.A. Rights.......................        7
     12     UBS AG............................................      755
    142     UniCredito Italiano S.p.A. .......................      698
     52     Westpac Banking Corp. Ltd. .......................      592
                                                                -------
                                                                  3,084
                                                                -------
            CREDIT CARD ISSUING -- 4.9%
     21     Bank One Corp. ...................................      892
      7     Credit Saison Co. Ltd. ...........................      144
                                                                -------
                                                                  1,036
                                                                -------
            DEPOSITORY CREDIT BANKING -- 22.5%
      5     Bank of America Corp. ............................      371
     11     Bank of Bermuda Ltd. .............................      481
     14     Bank of Hawaii Corp. .............................      544
      2     Canadian Western Bank.............................       66
     20     Citigroup, Inc. ..................................      952
      3     Golden West Financial Corp. ......................      311
     19     Hibernia Corp. Class A............................      432
     86     HSBC Holdings plc.................................    1,290
     10     People's Bank.....................................      314
                                                                -------
                                                                  4,761
                                                                -------
            INSURANCE CARRIERS -- 19.1%
     21     ACE Ltd. ADR (with rights)........................      738
      9     Ambac Financial Group, Inc. ......................      637
     11     American International Group, Inc. ...............      694
     18     Cincinnati Financial Corp. .......................      724
      9     Converium Holding AG ADR..........................      222
      8     MBIA, Inc. .......................................      483
     13     Reinsurance Group of America, Inc. ...............      535
                                                                -------
                                                                  4,033
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN
            BANKS) -- 5.5%
     43     Royal Bank of Scotland Group plc..................    1,153
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 4.4%
      3     Credit Suisse Group...............................      106
     41     HBOS plc..........................................      477
     @@     Sumitomo Mitsui Financial Group, Inc.(a)..........      357
                                                                -------
                                                                    940
                                                                -------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            NONDEPOSITORY CREDIT BANKING -- 7.7%
     29     Banco Latinoamericano de Exportaciones S.A. ADR
              Class E(a)......................................  $   429
     12     Fannie Mae........................................      824
      7     Freddie Mac.......................................      376
                                                                -------
                                                                  1,629
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 4.4%
     26     AMVESCAP plc......................................      204
      5     Federated Investors, Inc. Class B.................      130
      6     Franklin Resources, Inc. .........................      299
     13     Nomura Securities Co. Ltd. .......................      223
     @@     UFJ Holdings, Inc.(a).............................       64
                                                                -------
                                                                    920
                                                                -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 1.3%
      3     Countrywide Financial Corp. ......................      273
                                                                -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 5.5%
      3     Goldman Sachs Group, Inc. ........................      263
     11     Merrill Lynch & Co., Inc. ........................      651
      5     Morgan Stanley (with rights)......................      247
                                                                -------
                                                                  1,161
                                                                -------
            Total common stock
              (cost $18,236)..................................  $20,035
                                                                =======
SHARES
---------
SHORT-TERM INVESTMENTS -- 12.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 7.1%
  1,496     Navigator Prime Portfolio.........................  $ 1,496
                                                                -------
PRINCIPAL
AMOUNT
---------
            FINANCE -- 5.0%
 $  155     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      155
    407     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      407
    505     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      505
                                                                -------
                                                                  1,067
                                                                -------
            Total short-term investments (cost $2,563)........  $ 2,563
                                                                =======
            Total investments in securities (cost
              $20,799)(b).....................................  $22,598
                                                                =======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $20,883 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,365
      Unrealized depreciation..........................    (650)
                                                         ------
      Net unrealized appreciation......................  $1,715
                                                         ======

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                             AS OF OCTOBER 31, 2003

                                                         UNREALIZED
                       MARKET   CONTRACT   DELIVERY     APPRECIATION
DESCRIPTION            VALUE     AMOUNT      DATE      (DEPRECIATION)
-----------            ------   --------   ---------   --------------
Euro (Buy)              $158      $158     11/4/2003         @@
Euro (Buy)               254       254     11/5/2003         @@
British Pound (Sell)     116       116     11/4/2003         @@
British Pound (Sell)     281       281     11/5/2003         @@
                                                            ---
                                                            $@@
                                                            ===

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                          67.7%
United Kingdom                                         14.8%
Switzerland                                             5.1%
Japan                                                   3.7%
Italy                                                   3.3%
France                                                  3.0%
Australia                                               2.8%
Bermuda                                                 2.3%
Spain                                                   2.0%
Panama                                                  2.0%
Canada                                                  0.3%
                                                      -----
Total                                                 107.0%
                                                      =====

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $20,799) @ ........................................  $22,598
Cash.................................................        1
Receivables:
  Investment securities sold.........................      478
  Fund shares sold...................................      235
  Dividends and interest.............................       31
Other assets.........................................       16
                                                       -------
Total assets.........................................   23,359
                                                       -------
LIABILITIES
Unrealized depreciation on forward foreign currency
  contracts..........................................       @@
Payables:
  Payable upon return of securities loaned (Note
    2d)..............................................    1,496
  Investment securities purchased....................      705
  Fund shares redeemed...............................       17
  Payable for investment advisory and management fees
    (Note 3).........................................       17
  Payable for distribution fees (Note 3).............        1
Accrued expenses.....................................       13
                                                       -------
Total liabilities....................................    2,249
                                                       -------
Net assets...........................................  $21,110
                                                       =======

 @ Market value of securities on loan $1,437.

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 2,185 shares
  outstanding........................................  $21,745
Accumulated undistributed net investment income......      130
Accumulated net realized loss on investments.........   (2,565)
Unrealized appreciation of investments in
  securities.........................................    1,800
                                                       -------
Net assets...........................................  $21,110
                                                       =======

Class A
  Net asset value per share ($12,652 / 1,304 shares
    outstanding)......................................  $ 9.71
                                                        ------
  Maximum offering price per share($9.71 / 94.5%).....  $10.28
                                                        ======
Class B
  Net asset value per share ($3,681 / 385 shares
    outstanding)......................................  $ 9.55
                                                        ======
Class C
  Net asset value per share ($3,197 / 335 shares
    outstanding)......................................  $ 9.55
                                                        ------
  Maximum offering price per share($9.55 / 99.0%).....  $ 9.65
                                                        ======
Class Y
  Net asset value per share ($1,580 / 161 shares
    outstanding)......................................  $ 9.79
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 96.8
            AGENCIES, BROKERAGES, OTHER INSURANCE
            ACTIVITIES -- 4.1%
     290    Medco Health Solutions, Inc.(a)...................  $  9,628
                                                                --------
            BASIC CHEMICAL MANUFACTURING -- 0.8%
      80    Bayer AG..........................................     1,924
                                                                --------
            COMPUTER SYSTEMS DESIGN AND RELATED SERVICES -- 0.5%
      26    Cerner Corp.(a)...................................     1,119
                                                                --------

            DRUGS AND DRUGGISTS' SUNDRIES WHOLESALERS -- 4.9%
      92    Cardinal Health, Inc. ............................     5,459
     205    McKesson Corp. ...................................     6,202
                                                                --------

                                                                  11,661
                                                                --------

            DRUGS AND DRUGGISTS' SUNDRIES MERCHANT -- 2.6%
       9    Serono S.A. Class B...............................     6,225
                                                                --------

            ELECTROMEDICAL MANUFACTURING -- 3.9%
     178    Guidant Corp. ....................................     9,085
                                                                --------

            INSURANCE CARRIERS -- 2.5%
      38    Aetna, Inc. ......................................     2,176
      53    Anthem, Inc.(a)...................................     3,634
                                                                --------

                                                                   5,810
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            MEDICAL AND DIAGNOSTIC LABORATORIES -- 0.5%
      34    Laboratory Corp. of America Holdings (with.
              rights)(a)                                        $  1,205
                                                                --------

            MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING -- 6.5%
     173    Baxter International, Inc. (with rights)..........     4,596
     129    Becton, Dickinson & Co. (with rights).............     4,709
     481    Gambro AB Class B.................................     3,608
     137    Viasys Healthcare, Inc. (with rights)(a)..........     2,474
                                                                --------
                                                                  15,387
                                                                --------

            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 2.2%
     105    Beckman Coulter, Inc. (with rights)...............     5,223
                                                                --------

            OFFICES OF PHYSICIANS -- 1.6%
     130    Edwards Lifesciences Corp.(a).....................     3,770
                                                                --------

            OTHER CHEMICAL AND PREPARATION -- 0.4%
      58    Connetics Corp.(a)................................     1,042
                                                                --------

            PHARMACEUTICAL AND MEDICINE MANUFACTURING -- 48.8%
     306    Abbott Laboratories (with rights).................    13,025
     209    Abgenix, Inc. (with rights)(a)....................     2,558
     233    Amylin Pharmaceuticals, Inc.(a)...................     6,357
     273    AstraZeneca plc ADR...............................    13,017
     112    AtheroGenics, Inc. (with rights)(a)...............     1,849
     162    Aventis S.A. ADR..................................     8,580
      74    Cephalon, Inc.(a).................................     3,470
     186    Chugai Pharmaceutical Co. Ltd. ...................     2,652
     207    Eisai Co. Ltd. ...................................     4,858
      73    Forest Laboratories, Inc. (with rights)(a)........     3,661
     202    Fujisawa Pharmaceutical Co. Ltd. .................     4,171
      88    ILEX Oncology, Inc. (with rights)(a)..............     1,836
     128    Lilly (Eli) & Co. (with rights)...................     8,541
      51    Novartis AG.......................................     1,935
      32    OSI Pharmaceuticals, Inc. (with rights)(a)........       907
     314    Pfizer, Inc. (with rights)........................     9,932
     844    Schering-Plough Corp. (with rights)...............    12,889
     281    Shionogi & Co. Ltd. ..............................     4,716
      94    Vertex Pharmaceuticals, Inc.(a)...................     1,229
      68    Watson Pharmaceuticals, Inc.(a)...................     2,682
     138    Wyeth (with rights)...............................     6,109
                                                                --------
                                                                 114,974
                                                                --------

            PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES -- 1.3%
      26    Dendrite International, Inc.(a)...................       394
     364    Exelixis, Inc.(a).................................     2,702
                                                                --------
                                                                   3,096
                                                                --------

            SCIENTIFIC RESEARCH AND DEVELOPMENT SERVICES -- 16.2%
     389    Applera Corp. -- Celera Genomics Group(a).........     5,194
      54    Biogen, Inc. (with rights)(a).....................     2,173
     171    Ciphergen Biosystems, Inc.(a).....................     1,865
     145    CV Therapeutics, Inc. (with rights)(a)............     2,548
     322    Elan Corp. plc ADR(a).............................     1,651
     200    Genzyme Corp.(a)..................................     9,189
     121    Human Genome Sciences, Inc. (with. rights)(a)          1,680
      55    IDEC Pharmaceuticals Corp.(a).....................     1,915
     137    Medicines Co.(a)..................................     3,654
     126    Millennium Pharmaceuticals, Inc. (with. rights)(a)     2,001
     108    Monsanto Co. .....................................     2,704
     105    Regeneron Pharmaceutical, Inc.(a).................     1,453
     104    Telik, Inc.(a)....................................     2,107
                                                                --------
                                                                  38,134
                                                                --------
            Total common stock................................
              (cost $219,827)                                   $228,283
                                                                ========

 SHARES
---------
SHORT-TERM INVESTMENTS -- 13.3
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 10.5%
  24,764    Navigator Prime Portfolio.........................  $ 24,764
                                                                --------


The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL HEALTH FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                       MARKET
  AMOUNT                                                        VALUE(C)
-----------                                                    -----------
           FINANCE -- 2.8%
 $     969 ABN AMRO Joint Repurchase Agreement,
             1.00%, 11/03/03 (Note 2f).......................   $     969
     2,550 BNP Paribas Joint Repurchase Agreement,
             1.00%, 11/03/03 (Note 2f).......................       2,550
     3,164 UBS Securities Joint Repurchase Agreement,
             0.98%, 11/03/03 (Note 2f).......................       3,164
                                                                ---------

                                                                    6,683
                                                                ---------

           Total short-term investments
             (cost $31,447)..................................   $  31,447
                                                                =========

           Total investments in securities
             (cost $251,274)(b)..............................   $ 259,730
                                                                =========


 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $252,233 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 28,784
      Unrealized depreciation........................   (21,287)
                                                       --------
      Net unrealized appreciation....................  $  7,497
                                                       ========

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                          87.5%
Japan                                                   7.0%
United Kingdom                                          5.5%
France                                                  3.6%
Switzerland                                             3.5%
Sweden                                                  1.5%
Germany                                                 0.8%
Ireland                                                 0.7%
                                                      -----
Total                                                 110.1%
                                                      =====

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $251,274) @ ......................................  $259,730
Cash................................................        @@
Receivables:
  Investment securities sold........................       733
  Fund shares sold..................................     1,162
  Dividends and interest............................       189
Other assets........................................        45
                                                      --------
Total assets........................................   261,859
                                                      --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d).............................................    24,764
  Investment securities purchased...................       815
  Fund shares redeemed..............................       267
  Payable for investment advisory and management
    fees (Note 3)...................................       199
  Payable for distribution fees (Note 3)............        20
Accrued Expenses....................................        85
                                                      --------
Total liabilities...................................    26,150
                                                      --------
Net assets..........................................  $235,709
                                                      ========

  @  Market value of securities on loan $23,366.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized;
  17,293 shares outstanding.........................  $227,092
Accumulated net realized gain on investments and
  foreign currency transactions.....................       156
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................     8,461
                                                      --------
Net assets..........................................  $235,709
                                                      ========

Class A
  Net asset value per share ($126,630 / 9,178 shares
    outstanding)......................................  $13.80
                                                        ------
  Maximum offering price per share ($13.80 / 94.5%)...  $14.60
                                                        ======
Class B
  Net asset value per share ($56,378 / 4,197 shares
    outstanding)......................................  $13.43
                                                        ======
Class C
  Net asset value per share ($51,606 / 3,840 shares
    outstanding)......................................  $13.44
                                                        ------
  Maximum offering price per share ($13.44 / 99.0%)...  $13.58
                                                        ======
Class Y
  Net asset value per share ($1,095 / 78 shares
    outstanding)......................................  $14.09
                                                        ======

 @@Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 97.7%
            CANADA -- 1.6%
      231   Research in Motion Ltd. (Wireless
              Telecommunications Carriers)(a).................  $ 10,183
                                                                --------
            CHINA -- 0.0%
    1,160   PICC Property and Casualty Co. Ltd. (Insurance
              Carriers)(a)(f).................................       269
                                                                --------
            FINLAND -- 0.2%
       78   Nokia Oyj (Communications Equipment)..............     1,323
                                                                --------
            FRANCE -- 7.8%
      341   Alcatel S.A. (Communications Equipment)...........     4,499
      558   Axa (Insurance Carriers)..........................    10,573
       74   Pinault-Printemps-Redoute S.A. (Retail --
              Department Stores)..............................     7,509
       86   Renault S.A. (Retail -- Automobile Dealers).......     5,662
       29   Sanofi-Synthelabo S.A. (Pharmaceutical & Medicine
              Manufacturing)..................................     1,814
       79   Total S.A. (Petro and Coal -- Products
              Manufacturing)..................................    12,279
    1,046   Wanadoo (Internet Providers & Web Search
              Port)(a)........................................     7,785
                                                                --------
                                                                  50,121
                                                                --------
            GERMANY -- 9.8%
       87   Allianz AG (Insurance Carriers)...................     9,319
      180   Bayerische Motoren Werke (BMW) AG (Motor Vehicle
              Manufacturing)..................................     7,231
      136   Deutsche Bank AG (Depository Credit Banking)......     8,991
      473   Deutsche Telekom AG (Wired Telecommunications
              Carriers)(a)....................................     7,415
       76   Muenchener Rueckversicherungs-Gesellschaft AG
              (Insurance and Employee Benefit Funds)..........     9,005
       53   Muenchener Rueckversicherungs-Gesellschaft AG
              Rights (Insurance and Employee Benefit Funds)...       436
      118   Schering AG (Pharmaceutical & Medicine
              Manufacturing)..................................     5,549
      220   Siemens AG (Navigate, Measure, Control
              Instruments)....................................    14,769
                                                                --------
                                                                  62,715
                                                                --------
            HONG KONG -- 4.7%
    3,952   China Merchants Holdings International Co. Ltd.
              (Other Transportation Equipment)................     5,343
    2,745   CNOOC Ltd. (Petro and Coal -- Oil & Gas
              Extraction).....................................     5,178
    1,338   Esprit Holdings Ltd. (Retail -- Clothing
              Stores).........................................     4,202
    1,366   Hutchison Whampoa Ltd. (Activities Related to Real
              Estate).........................................    10,598
    1,626   Techtronic Industries Co. Ltd. (Electrical Equip
              Manuf)..........................................     4,481
                                                                --------
                                                                  29,802
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            ISRAEL -- 0.9%
       99   Teva Pharmaceutical Industries Ltd. ADR
              (Pharmaceutical & Medicine Manufacturing).......  $  5,626
                                                                --------
            ITALY -- 1.1%
      693   Mediaset S.p.A. (Radio and Television
              Broadcasting)...................................     6,999
                                                                --------
            JAPAN -- 2.7%
       80   Fanuc Ltd. (Electrical Equip Manuf -- Component
              Other)..........................................     4,786
       55   Fast Retailing Co. Ltd. (Retail -- Clothing
              Stores).........................................     3,336
       @@   Mitsubishi Tokyo Financial Group, Inc. (Monetary
              Authorities -- Central Bank)....................     2,939
    1,204   Nikko Cordial Corp. (Other Financial Investment
              Activities).....................................     6,494
                                                                --------
                                                                  17,555
                                                                --------
            NETHERLANDS -- 1.2%
      149   ASML Holding N.V. (Semiconductor, Electronic
              Compon)(a)......................................     2,586
      241   European Aeronautic Defense and Space Co.
              (Aerospace Product and Parts
              Manufacturing)..................................     4,895
                                                                --------
                                                                   7,481
                                                                --------
            RUSSIA -- 1.3%
      161   Mining and Metallurgical Co. Norilsk Nickel ADR
              (Mining -- Metal Ore)...........................     8,297
                                                                --------
            SOUTH KOREA -- 3.1%
      102   Samsung Electronics Co. Ltd. GDR (Audio and Video
              Equipment)(e)...................................    20,154
                                                                --------
            SWEDEN -- 5.1%
      444   Atlas Copco ABA Shares (Fabricated Metal
              Manf -- Other)..................................    15,584
    9,778   Telefonaktiebolaget LM Ericsson AB (Communications
              Equipment)......................................    16,796
                                                                --------
                                                                  32,380
                                                                --------
            SWITZERLAND -- 5.5%
    1,605   ABB Ltd. (Electrical Equip Manuf).................     9,435
      469   Credit Suisse Group (Monetary Authorities --
              Central Bank)...................................    16,526
      115   Roche Holding AG (Pharmaceutical & Medicine
              Manufacturing)..................................     9,540
                                                                --------
                                                                  35,501
                                                                --------
            TAIWAN -- 1.0%
    6,724   United Microelectronics Corp. (Semiconductor,
              Electronic Compon)(a)...........................     6,155
                                                                --------
            UNITED KINGDOM -- 7.7%
      595   AMVESCAP plc (Other Financial Investment
              Activities).....................................     4,708
      163   AstraZeneca plc (Pharmaceutical & Medicine
              Manufacturing)..................................     7,661

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL LEADERS FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
    2,120   British Airways plc (Air Transportation
              Scheduled)(a)...................................  $  7,482
      354   Imperial Tobacco Group plc (Tobacco
              Manufacturing)..................................     5,869
    1,968   Kingfisher plc (Retail -- Other General
              Merchandise Stores).............................     9,432
    6,726   Vodafone Group plc (Wireless Telecommunications
              Carriers).......................................    14,124
                                                                --------
                                                                  49,276
                                                                --------
            UNITED STATES -- 44.0%
      461   AMR Corp. (Air Transportation Scheduled)(a).......     6,125
      139   Analog Devices, Inc. (with rights) (Semiconductor,
              Electronic Compon)(a)...........................     6,157
      146   Apollo Group, Inc. Class A (Education -- Colleges,
              Universities and Prof Schools)(a)...............     9,250
      331   Applied Materials, Inc. (Semiconductor, Electronic
              Compon)(a)......................................     7,740
       46   AutoZone, Inc. (Retail -- Auto Parts, Accessories,
              and Tire Stores)(a).............................     4,392
      229   Bank One Corp. (Credit Card Issuing)..............     9,730
      149   Boston Scientific Corp. (Medical Equipment &
              Supplies Manufacturing)(a)......................    10,117
      762   Cendant Corp. (Other Services -- Other Personal
              Services)(a)....................................    15,572
      522   Cisco Systems, Inc. (with rights) (Communications
              Equipment)(a)...................................    10,947
      284   Citigroup, Inc. (Depository Credit Banking).......    13,478
      348   Coach, Inc. (with rights) (Leather and Allied
              Product Manufacturing)(a).......................    12,336
      387   Comcast Corp. Special Class A (Cable & Other
              Subscription Programming)(a)....................    12,630
      140   Countrywide Financial Corp. (Real Estate Credit
              (Mortgage Banking)).............................    14,727
      150   Deere & Co. (with rights) (Machinery
              Manuf -- Agri, Construction, Mining)............     9,105
      472   Dell, Inc. (with rights) (Computer and
              Peripheral)(a)..................................    17,063
      238   Exxon Mobil Corp. (Petro and Coal -- Products
              Manufacturing)..................................     8,695
       68   First Data Corp. (Data Processing Services).......     2,438
      174   Forest Laboratories, Inc. (with rights)
              (Pharmaceutical & Medicine Manufacturing)(a)....     8,702
      146   Freddie Mac (Nondepository Credit Banking)........     8,217
      463   Gillette Co. (with rights) (Fabricated Metal
              Manuf -- Cutlery and Handtool)..................    14,763

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            UNITED STATES -- (CONTINUED)
      271   Guidant Corp. (Electromedical Manufacturing)......  $ 13,819
       42   Lennar Corp. Class A (Construction -- Residential
              Building).......................................     3,849
      125   Lilly (Eli) & Co. (with rights) (Pharmaceutical &
              Medicine Manufacturing).........................     8,314
      208   Merrill Lynch & Co., Inc. (Securities, Commodities
              and Brokerage)..................................    12,308
      394   Microsoft Corp. (Information -- Software
              Publishers).....................................    10,314
      112   Pfizer, Inc. (with rights) (Pharmaceutical &
              Medicine Manufacturing).........................     3,523
      125   United Technologies Corp. (Aerospace Product and
              Parts Manufacturing)............................    10,612
      121   Univision Communications, Inc. Class A (Radio and
              Television Broadcasting)(a).....................     4,122
       10   Wal-Mart Stores, Inc. (Retail -- Department
              Stores).........................................       590
      134   XM Satellite Radio Holdings, Inc. (Radio and
              Television Broadcasting)(a).....................     2,715
      225   Yahoo!, Inc. (with rights) (Internet Providers &
              Web Search Port)(a).............................     9,840
                                                                --------
                                                                 282,190
                                                                --------
            Total common stock
              (cost $551,436).................................  $626,027
                                                                ========
 SHARES
---------
SHORT-TERM INVESTMENTS -- 11.4%
            COLLATERAL FOR SECURITIES LENDING -- 8.9%
   56,769   Navigator Prime Portfolio.........................  $ 56,769
                                                                --------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 2.5%
$   2,363   ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................     2,363
    6,219   BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................     6,219
    7,717   UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................     7,717
                                                                --------
                                                                  16,299
                                                                --------
            Total short-term investments
              (cost $73,068)..................................  $ 73,068
                                                                ========
            Total investments in securities (cost
              $624,504)(b)....................................  $699,095
                                                                ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $626,145 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $76,055
      Unrealized depreciation.........................   (3,105)
                                                        -------
      Net unrealized appreciation.....................  $72,950
                                                        =======

 (c) See Note 2b of acompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $20,154, which represents 3.14% of total net assets.

 (f) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of October 31, 2003, was $269 which represents 0.04% of total net assets.

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
Basic Materials                                        6.0%
Capital Goods                                          5.5%
Consumer Cyclical                                      9.1%
Consumer Staples                                       0.9%
Energy                                                 4.1%
Finance and Insurance                                 19.9%
Health Care                                           11.7%
Services                                               8.0%
Technology                                            29.5%
Transportation                                         3.0%
Short Term Investments                                11.4%
                                                     ------
Total                                                109.1%
                                                     ======

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                             AS OF OCTOBER 31, 2003

                                                         UNREALIZED
                       MARKET   CONTRACT   DELIVERY     APPRECIATION
DESCRIPTION            VALUE     AMOUNT      DATE      (DEPRECIATION)
-----------            ------   --------   ---------   --------------
Swiss Francs (Buy)     $2,568    $2,579    11/3/2003        $(11)
Swiss Francs (Buy)     1,964      1,970    11/4/2003          (6)
Euro (Buy)             4,087      4,099    11/3/2003         (12)
Euro (Buy)             4,846      4,840    11/4/2003           6
Hong Kong Dollars
  (Buy)                  271        271    11/6/2003          @@
Euro (Sell)            2,121      2,124    11/4/2003           3
Japanese Yen (Sell)    2,956      3,007    11/4/2003          51
                                                            ----
                                                            $ 31
                                                            ====

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $624,504) @ .....................................  $ 699,095
Cash...............................................          4
Foreign currency on deposit with custodian
  (cost $2,300)....................................      2,292
Unrealized appreciation in forward foreign currency
  contracts........................................         60
Receivables:
  Investment securities sold.......................     18,044
  Fund shares sold.................................      2,684
  Dividends and interest...........................        646
Other assets.......................................         42
                                                     ---------
Total assets.......................................    722,867
                                                     ---------
LIABILITIES
Unrealized depreciation on forward foreign currency
  contracts........................................         29
Payables:
  Payable upon return of securities loaned (Note
    2d)............................................     56,769
  Investment securities purchased..................     23,661
  Fund shares redeemed.............................        795
  Payable for investment advisory and management
    fees (Note 3)..................................        444
  Payable for distribution fees (Note 3)...........         40
Accrued Expenses...................................        250
                                                     ---------
Total liabilities..................................     81,988
                                                     ---------
Net assets.........................................  $ 640,879
                                                     =========

  @  Market value of securities on loan $54,316.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 46,294
  shares outstanding...............................  $ 729,871
Accumulated undistributed net investment loss......        (32)
Accumulated net realized loss on investments and
  foreign currency transactions....................   (163,580)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency......     74,620
                                                     ---------
Net assets.........................................  $ 640,879
                                                     =========

Class A
  Net asset value per share ($464,610 / 33,290 shares
    outstanding)......................................  $13.96
                                                        ------
  Maximum offering price per share ($13.96 / 94.5%)...  $14.77
                                                        ======
Class B
  Net asset value per share ($78,923 / 5,869 shares
    outstanding)......................................  $13.45
                                                        ======
Class C
  Net asset value per share ($78,303 / 5,807 shares
    outstanding)......................................  $13.49
                                                        ------
  Maximum offering price per share ($13.49 / 99.0%)...  $13.63
                                                        ======
Class Y
  Net asset value per share ($19,043 / 1,328 shares
    outstanding)......................................  $14.34
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 94.1%
            AUDIO AND VIDEO EQUIPMENT -- 5.0%
     10     Samsung Electronics Co. Ltd. .....................  $  1,960
     35     Sony Corp. .......................................     1,219
                                                                --------
                                                                   3,179
                                                                --------
            CABLE AND OTHER PROGRAM DISTRIBUTION -- 1.1%
     46     Time Warner, Inc.(a)..............................       708
                                                                --------
            COMMUNICATIONS EQUIPMENT -- 9.9%
    138     Cisco Systems, Inc. (with rights)(a)..............     2,899
    116     Motorola, Inc. (with rights)......................     1,563
    110     Nokia Oyj ADR.....................................     1,864
                                                                --------
                                                                   6,326
                                                                --------
            COMPUTER AND PERIPHERAL -- 13.0%
     64     Dell, Inc. (with rights)(a).......................     2,326
    102     EMC Corp.(a)......................................     1,410
     46     Hewlett-Packard Co. ..............................     1,015
     15     International Business Machines Corp. ............     1,378
    138     Maxtor Corp.(a)...................................     1,885
     14     Sabre Holdings Corp. .............................       297
                                                                --------
                                                                   8,311
                                                                --------
            COMPUTER SYSTEMS DESIGN AND RELATED
            SERVICES -- 2.8%
     34     BISYS Group, Inc.(a)..............................       483
     23     Computer Sciences Corp.(a)........................       927
      7     Digital Insight Corp.(a)..........................       149
     24     webMethods, Inc. (with rights)(a).................       210
                                                                --------
                                                                   1,769
                                                                --------
            DATA PROCESSING SERVICES -- 3.8%
     68     First Data Corp. .................................     2,431
                                                                --------
            ELECTRICAL EQUIP MANUFACTURING -- COMPONENT
            OTHER -- 4.6%
     16     American Power Conversion Corp. ..................       324
    163     Corning, Inc.(a)..................................     1,788
     11     NEC Electronics Corp. ............................       846
                                                                --------
                                                                   2,958
                                                                --------
            INFORMATION -- SOFTWARE PUBLISHERS -- 15.3%
    240     Brocade Communications Systems, Inc. (with
              rights)(a)......................................     1,573
     18     Cognos, Inc.(a)...................................       617
    197     Microsoft Corp. ..................................     5,152
     82     Red Hat, Inc.(a)..................................     1,235
     75     VeriSign, Inc. (with rights)(a)...................     1,192
                                                                --------
                                                                   9,769
                                                                --------
            INTERNET PROVIDERS & WEB SEARCH PORT -- 3.7%
     55     Yahoo!, Inc. (with rights)(a).....................     2,386
                                                                --------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING
            SVCS -- 2.0%
     54     Accenture Ltd. Class A(a).........................     1,268
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 2.6%
     81     Cendant Corp.(a)..................................  $  1,661
                                                                --------
            OTHER TELECOMMUNICATIONS -- 1.0%
    140     Nortel Networks Corp.(a)..........................       622
                                                                --------
            SEMICONDUCTOR, ELECTRONIC COMPON -- 27.9%
     35     Analog Devices, Inc. (with rights)(a).............     1,565
     56     Applied Materials, Inc.(a)........................     1,297
     66     ASE Test Ltd. ADR(a)..............................       817
     72     ASML Holding N.V.(a)..............................     1,256
     75     Fairchild Semiconductor International, Inc.(a)....     1,684
     36     Intel Corp. ......................................     1,183
     11     KLA-Tencor Corp.(a)...............................       613
     15     Marvell Technology Group Ltd.(a)..................       662
     32     NVIDIA Corp.(a)...................................       573
     28     RF Micro Devices, Inc. (with rights)(a)...........       328
     93     STMicroelectronics N.V. ..........................     2,474
    338     Taiwan Semiconductor Manufacturing Co. Ltd.(a)....       667
     93     Texas Instruments, Inc. (with rights).............     2,695
      9     Tokyo Electron Ltd. ..............................       624
    667     United Microelectronics Corp.(a)..................       611
     14     Varian Semiconductor Equipment Associates,
              Inc.(a).........................................       667
                                                                --------
                                                                  17,716
                                                                --------
            SOUND RECORDING INDUSTRIES -- 0.0%
      2     Embarcadero Technologies, Inc.(a).................        31
                                                                --------
            WHOLESALERS -- PROFESSIONAL-COMMERCIAL EQUIP
            MERCH -- 1.4%
     59     Ingram Micro, Inc. Class A(a).....................       878
                                                                --------
            Total common stock
              (cost $48,946)..................................  $ 60,013
                                                                ========
SHARES
---------
SHORT-TERM INVESTMENTS -- 6.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 2.3%
  1,449     Navigator Prime Portfolio.........................  $  1,449
                                                                --------
PRINCIPAL
AMOUNT
---------
            BANKING -- 3.8%
 $  350     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................       350
    920     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................       920
  1,141     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................     1,141
                                                                --------
                                                                   2,411
                                                                --------
            Total short-term investments
              (cost $3,860)...................................  $  3,860
                                                                ========
            Total investments in securities
              (cost $52,806)(b)...............................  $ 63,873
                                                                ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $53,815 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $10,800
      Unrealized depreciation.........................     (742)
                                                        -------
      Net unrealized appreciation.....................  $10,058
                                                        =======

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.32% of total net assets as of October 31, 2003.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                          77.9%
Japan                                                   4.2%
Switzerland                                             3.9%
Taiwan                                                  3.3%
South Korea                                             3.1%
Finland                                                 2.9%
Netherlands                                             2.0%
Canada                                                  1.9%
Bermuda                                                 1.0%
                                                      -----
Total                                                 100.2%
                                                      =====

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $52,806) @ .......................................  $ 63,873
Cash................................................         1
Foreign currency on deposit with custodian (cost
  $53)..............................................        53
Receivables:
  Investment securities sold........................     2,068
  Fund shares sold..................................       446
  Dividends and interest............................        39
Other assets........................................        15
                                                      --------
Total assets........................................    66,495
                                                      --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d).............................................     1,449
  Investment securities purchased...................     1,096
  Fund shares redeemed..............................        94
  Payable for investment advisory and management
    fees (Note 3)...................................        52
  Payable for distribution fees (Note 3)............         5
Accrued Expenses....................................        21
                                                      --------
Total liabilities...................................     2,717
                                                      --------
Net assets..........................................  $ 63,778
                                                      ========

  @  Market value of securities on loan $985.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 13,789
  shares outstanding................................  $118,834
Accumulated net realized loss on investments........   (66,123)
Unrealized appreciation of investments in
  securities........................................    11,067
                                                      --------
Net assets..........................................  $ 63,778
                                                      ========

Class A
  Net asset value per share ($32,388 / 6,915 shares
    outstanding).......................................  $4.68
                                                         -----
  Maximum offering price per share ($4.68 / 94.5%).....  $4.95
                                                         =====
Class B
  Net asset value per share ($13,991 / 3,069 shares
    outstanding).......................................  $4.56
                                                         =====
Class C
  Net asset value per share ($16,513 / 3,619 shares
    outstanding).......................................  $4.56
                                                         -----
  Maximum offering price per share ($4.56 / 99.0%).....  $4.61
                                                         =====
Class Y
  Net asset value per share ($886 / 186 shares
    outstanding).......................................  $4.75
                                                         =====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 94.9%
            CAPITAL GOODS -- 0.9%
      52    General Dynamics Corp. ...........................  $  4,377
                                                                --------
            CONSUMER CYCLICAL -- 8.2%
     151    AutoZone, Inc.(a).................................    14,473
     250    eBay, Inc.(a).....................................    13,957
      54    Lennar Corp. Class A..............................     4,941
     254    Mattel, Inc. .....................................     4,915
                                                                --------
                                                                  38,286
                                                                --------
            FINANCE AND INSURANCE -- 15.0%
     255    ACE Ltd. ADR (with rights)........................     9,194
      51    Bank One Corp. ...................................     2,148
      83    Capital One Financial Corp. ......................     5,046
     319    Citigroup, Inc. ..................................    15,135
     227    Countrywide Financial Corp. ......................    23,862
      63    Fannie Mae........................................     4,538
      97    Franklin Resources, Inc. .........................     4,586
     169    Medco Health Solutions, Inc.(a)...................     5,616
                                                                --------
                                                                  70,125
                                                                --------
            HEALTH CARE -- 17.8%
     196    Abbott Laboratories (with rights).................     8,336
     321    AstraZeneca plc ADR...............................    15,296
     208    Forest Laboratories, Inc. (with rights)(a)........    10,387
      73    Genzyme Corp.(a)..................................     3,346
      45    Gilead Sciences, Inc.(a)..........................     2,451
     348    Guidant Corp. ....................................    17,731
     239    Lilly (Eli) & Co. (with rights)...................    15,935
     168    McKesson Corp. ...................................     5,073
     279    Serono S.A. ADR...................................     4,805
                                                                --------
                                                                  83,360
                                                                --------
            SERVICES -- 19.2%
     316    Apollo Group, Inc. Class A(a).....................    20,095
     230    Clear Channel Communications, Inc. ...............     9,393
     346    Comcast Corp. Special Class A(a)..................    11,288
     118    InterActive Corp.(a)..............................     4,343
     189    Moody's Corp. ....................................    10,911
     209    Omnicom Group, Inc. ..............................    16,662
     151    SunGard Data Systems, Inc. (with rights)(a).......     4,227
     369    Univision Communications, Inc. Class A(a).........    12,528
                                                                --------
                                                                  89,447
                                                                --------
            TECHNOLOGY -- 33.8%
     267    Altera Corp.(a)...................................     5,403
     238    Analog Devices, Inc. (with rights)(a).............    10,555
     209    Applied Materials, Inc.(a)........................     4,888
     335    Cisco Systems, Inc. (with rights)(a)..............     7,028
   1,062    Corning, Inc.(a)..................................    11,657
     131    Cox Communications, Inc. Class A(a)...............     4,470
     641    Dell, Inc. (with rights)(a).......................    23,135
     284    EchoStar Communications Corp. Class A(a)..........    10,871
     351    EMC Corp.(a)......................................     4,860

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
     401    First Data Corp. .................................  $ 14,309
     444    Microsoft Corp. ..................................    11,616
     104    QUALCOMM, Inc. ...................................     4,945
     245    Seagate Technology................................     5,623
     187    Symantec Corp.(a).................................    12,484
     275    Telefonaktiebolaget LM Ericsson ADR(a)............     4,699
     487    Yahoo!, Inc. (with rights)(a).....................    21,302
                                                                --------
                                                                 157,845
                                                                --------
            Total common stock
              (cost $373,298).................................  $443,440
                                                                ========
 SHARES
---------
SHORT-TERM INVESTMENTS -- 10.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 6.9%
  32,397    Boston Global Investment Trust....................  $ 32,397
                                                                --------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 3.2%
 $ 2,154    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................     2,154
   5,668    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................     5,668
   7,035    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................     7,035
                                                                --------
                                                                  14,857
                                                                --------
            Total short-term investments
              (cost $47,254)..................................  $ 47,254
                                                                ========
            Total investments in securities
              (cost $420,552)(b)..............................  $490,694
                                                                ========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $421,454 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $71,749
      Unrealized depreciation.........................   (2,509)
                                                        -------
      Net unrealized appreciation.....................  $69,240
                                                        =======

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.31% of total net assets as of October 31, 2003.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GROWTH FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $420,552) @ ......................................  $490,694
Receivables:
  Investment securities sold........................    11,618
  Fund shares sold..................................     4,719
  Dividends and interest............................       284
Other assets........................................        65
                                                      --------
Total assets........................................   507,380
                                                      --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d).............................................    32,397
  Investment securities purchased...................     7,345
  Bank overdraft....................................         1
  Fund shares redeemed..............................       115
  Payable for investment advisory and management
    fees (Note 3)...................................       304
  Payable for distribution fees (Note 3)............        24
Accrued Expenses....................................        54
                                                      --------
Total liabilities...................................    40,240
                                                      --------
Net assets..........................................  $467,140
                                                      ========
 @  Market value of securities on loan $31,454.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.0001
  per share; 21,000,000 shares authorized; 31,214
  shares outstanding................................  $485,148
Accumulated net realized loss on investments........   (88,150)
Unrealized appreciation of investments in
  securities........................................    70,142
                                                      --------
Net assets..........................................  $467,140
                                                      ========

Class A
  Net asset value per share ($72,186 / 4,751 shares
    outstanding)......................................  $15.19
                                                        ------
  Maximum offering price per share($15.19 / 94.5%)....  $16.07
                                                        ======
Class B
  Net asset value per share ($11,552 / 843 shares
    outstanding)......................................  $13.70
                                                        ======
Class C
  Net asset value per share ($11,896 / 869 shares
    outstanding)......................................  $13.70
                                                        ------
  Maximum offering price per share($13.70 / 99.0%)....  $13.84
                                                        ======
Class H
  Net asset value per share ($27,032 / 1,967 shares
    outstanding)......................................  $13.74
                                                        ======
Class L
  Net asset value per share ($316,451 / 20,742 shares
    outstanding)......................................  $15.26
                                                        ------
  Maximum offering price per share($15.26 / 95.25%)...  $16.02
                                                        ======
Class M
  Net asset value per share ($23,523 / 1,714 shares
    outstanding)......................................  $13.72
                                                        ======
Class N
  Net asset value per share ($4,499 / 328 shares
    outstanding)......................................  $13.72
                                                        ======
Class Y
  Net asset value per share ($1 /  @@ shares
    outstanding)......................................  $15.31
                                                        ======

 @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
COMMON STOCK -- 98.2%
            BASIC MATERIALS -- 6.0%
     159    AngloGold Ltd. ADR................................  $   6,132
     192    Arch Coal, Inc. ..................................      4,692
     268    Jarden Corp.(a)...................................     11,070
     827    Kinross Gold Corp.(a).............................      6,794
     254    Precision Castparts Corp. ........................     10,426
                                                                ---------
                                                                   39,114
                                                                ---------
            CONSUMER CYCLICAL -- 24.3%
      86    Advance Auto Parts, Inc.(a).......................      6,688
     109    Aeropostale, Inc.(a)..............................      3,353
     962    American Tower Corp. Class A(a)...................     11,161
      67    AutoZone, Inc.(a).................................      6,410
   1,798    Burberry Group plc................................     12,022
     155    CDW Corp. ........................................      9,296
     213    Coach, Inc. (with rights)(a)......................      7,562
     197    D.R. Horton, Inc. ................................      7,829
      89    Dick's Sporting Goods, Inc.(a)....................      4,088
     666    Gap, Inc. ........................................     12,709
     416    Hollywood Entertainment Corp.(a)..................      6,316
     218    Home Depot, Inc. .................................      8,092
      90    Lennar Corp. Class A..............................      8,285
     272    Michaels Stores, Inc. ............................     12,921
      20    P. F. Chang's China Bistro, Inc.(a)...............        975
     402    PetSmart, Inc. ...................................     10,295
     144    Pulte Homes, Inc. ................................     12,423
     250    RARE Hospitality International, Inc.(a)...........      6,194
     132    Reebok International Ltd. (with rights)...........      5,145
   1,414    Rinker Group Ltd. ................................      6,369
                                                                ---------
                                                                  158,133
                                                                ---------
            CONSUMER STAPLES -- 3.4%
     167    Altria Group, Inc. ...............................      7,756
     174    Bunge Ltd. .......................................      4,704
     309    Constellation Brands, Inc. Class A(a).............      9,700
                                                                ---------
                                                                   22,160
                                                                ---------
            FINANCE AND INSURANCE -- 8.4%
     150    Bank One Corp. ...................................      6,367
     113    BlackRock, Inc. ..................................      5,792
     195    Brown & Brown, Inc. (with rights).................      5,947
      85    Countrywide Financial Corp. ......................      8,935
     472    E*Trade Financial Corp. (with rights)(a)..........      4,859
     132    Fannie Mae........................................      9,463
      75    Freddie Mac.......................................      4,193
     281    Medco Health Solutions, Inc.(a)...................      9,313
                                                                ---------
                                                                   54,869
                                                                ---------
            HEALTH CARE -- 18.0%
     124    Abbott Laboratories (with rights).................      5,268
     114    AmerisourceBergen Corp. (with rights).............      6,449
     125    Amylin Pharmaceuticals, Inc.(a)...................      3,427
     218    Cardinal Health, Inc. ............................     12,912
     186    Cephalon, Inc.(a).................................      8,749
     451    Cytyc Corp.(a)....................................      5,825
     387    Edwards Lifesciences Corp.(a).....................     11,220
     248    Forest Laboratories, Inc. (with rights)(a)........     12,387
     162    Guidant Corp. ....................................      8,243
     269    Human Genome Sciences, Inc. (with rights)(a)......      3,742

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
     267    McKesson Corp. ...................................  $   8,067
     126    Medicines Co.(a)..................................      3,347
     375    Millennium Pharmaceuticals, Inc. (with
              rights)(a)......................................      5,972
      52    Neurocrine Biosciences, Inc.(a)...................      2,430
     105    NPS Pharmaceuticals, Inc.(a)......................      2,773
      31    Respironics, Inc.(a)..............................      1,272
     384    Serono S.A. ADR...................................      6,611
     167    Telik, Inc.(a)....................................      3,400
     299    Viasys Healthcare, Inc. (with rights)(a)..........      5,398
                                                                ---------
                                                                  117,492
                                                                ---------
            SERVICES -- 12.9%
     233    Accenture Ltd. Class A(a).........................      5,452
     187    Alliance Data Systems Corp.(a)....................      5,195
     112    Apollo Group, Inc. Class A(a).....................      7,134
     918    Cendant Corp.(a)..................................     18,749
     188    Comcast Corp. Class A(a)..........................      6,360
     123    Education Management Corp.(a).....................      7,784
     284    InterActive Corp.(a)..............................     10,415
     116    Moody's Corp. ....................................      6,714
     240    Netscreen Technologies, Inc.(a)...................      6,375
   1,440    Sirius Satellite Radio, Inc.(a)...................      3,384
     158    Wynn Resorts Ltd.(a)..............................      3,181
     168    XM Satellite Radio Holdings, Inc.(a)..............      3,398
                                                                ---------
                                                                   84,141
                                                                ---------
            TECHNOLOGY -- 22.6%
     335    Altera Corp.(a)...................................      6,785
     290    Amdocs Ltd.(a)....................................      6,221
     163    American Power Conversion Corp. ..................      3,306
      81    Analog Devices, Inc. (with rights)(a).............      3,577
     144    Cognos, Inc.(a)...................................      4,946
     489    Corning, Inc.(a)..................................      5,370
     286    Crown Castle International Corp.(a)...............      3,617
     203    Dell, Inc. (with rights)(a).......................      7,332
     133    DENTSPLY International, Inc. .....................      5,860
     378    Epcos AG(a).......................................      7,777
     221    Fossil, Inc.(a)...................................      5,959
     163    FuelCell Energy, Inc.(a)..........................      2,480
   1,187    Gemstar-TV Guide International, Inc.(a)...........      5,569
      82    Global Payments, Inc. (with rights)...............      3,394
     600    MEMC Electronic Materials, Inc.(a)................      6,716
     569    Nextel Communications, Inc. Class A(a)............     13,775
      91    Palatin Technologies, Inc.(a).....................        391
     134    QUALCOMM, Inc. ...................................      6,374
     171    Quantum Fuel Systems Technologies Worldwide,
              Inc.(a).........................................      1,558
     309    STMicroelectronics N.V. ..........................      8,243
     595    Taiwan Semiconductor Manufacturing Co. Ltd.
              ADR(a)..........................................      6,576
   2,724    Techtronic Industries Co. Ltd.....................      7,508
     192    VeriSign, Inc. (with rights)(a)...................      3,047
     251    Vodafone Group plc ADR............................      5,298
     223    Websense, Inc.(a).................................      5,214
     227    Yahoo!, Inc. (with rights)(a).....................      9,907
                                                                ---------
                                                                  146,800
                                                                ---------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 2.6%
     128    Expeditors International of Washington, Inc. .....  $   4,809
     232    Ryanair Holdings plc ADR(a).......................     11,943
                                                                ---------
                                                                   16,752
                                                                ---------
            Total common stock
              (cost $530,237).................................  $ 639,461
                                                                =========
 SHARES
---------
SHORT-TERM INVESTMENTS -- 10.5%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 8.2%
  53,444    Boston Global Investment Trust....................  $  53,444
                                                                ---------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 2.3%
 $ 2,158    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      2,158
   5,680    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      5,680
   7,050    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      7,050
                                                                ---------
                                                                   14,888
                                                                ---------
            Total short-term investments
              (cost $68,332)..................................  $  68,332
                                                                =========
            Total investments in securities
              (cost $598,569) (b).............................  $ 707,793
                                                                =========

 (a) Presently non-income producing.

 (b) At October 31, 2003 the cost of securities for federal income tax purposes is $598,762 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $114,222
      Unrealized depreciation........................    (5,191)
                                                       --------
      Net unrealized appreciation....................  $109,031
                                                       ========

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.80% of total net assets as of October 31, 2003.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                             AS OF OCTOBER 31, 2003

                       MARKET   CONTRACT   DELIVERY      UNREALIZED
DESCRIPTION            VALUE     AMOUNT      DATE       APPRECIATION
-----------            ------   --------   ---------   --------------
Australian Dollar
  (Buy)                 $84       $84      11/3/2003         $@@
Australian Dollar
  (Buy)                  24        24      11/5/2003         @@
Australian Dollar
  (Buy)                  94        93      11/6/2003          1
                                                             --
                                                             $1
                                                             ==

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $598,569) @ .....................................  $ 707,793
Cash...............................................          1
Receivables:
  Investment securities sold.......................      6,300
  Fund shares sold.................................        942
  Dividends and interest...........................        258
Other assets.......................................         44
                                                     ---------
Total assets.......................................    715,338
                                                     ---------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)............................................     53,444
  Investment securities purchased..................      9,322
  Fund shares redeemed.............................        563
  Payable for investment advisory and management
    fees (Note 3)..................................        414
  Payable for distribution fees (Note 3)...........         30
Accrued Expenses...................................         75
                                                     ---------
Total liabilities..................................     63,848
                                                     ---------
Net assets.........................................  $ 651,490
                                                     =========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value
  $0.0001 per share; 19,250,000 shares authorized;
  30,938 shares outstanding........................  $ 693,699
Accumulated undistributed net investment loss......         (1)
Accumulated net realized loss on investments and
  foreign currency transactions....................   (151,432)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency......    109,224
                                                     ---------
Net assets.........................................  $ 651,490
                                                     =========

  @  Market value of securities on loan $51,513.

Class A
  Net asset value per share ($17,149 / 807 shares
    outstanding)......................................  $21.25
                                                        ------
  Maximum offering price per share ($21.25 / 94.5%)...  $22.49
                                                        ======
Class B
  Net asset value per share ($4,470 / 236 shares
    outstanding)......................................  $18.91
                                                        ======
Class C
  Net asset value per share ($5,238 / 277 shares
    outstanding)......................................  $18.91
                                                        ------
  Maximum offering price per share($18.91 / 99.0%)....  $19.10
                                                        ======
Class H
  Net asset value per share ($45,121 / 2,376 shares
    outstanding)......................................  $18.99
                                                        ======
Class L
  Net asset value per share ($517,892 / 24,241 shares
    outstanding)......................................  $21.36
                                                        ------
  Maximum offering price per share ($21.36 /
    95.25%)...........................................  $22.43
                                                        ======
Class M
  Net asset value per share ($24,361 / 1,284 shares
    outstanding)......................................  $18.97
                                                        ======
Class N
  Net asset value per share ($4,773 / 252 shares
    outstanding)......................................  $18.97
                                                        ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)......................................  $21.42
                                                        ======
Class Z
  Net asset value per share ($32,485 / 1,465 shares
    outstanding)......................................  $22.17
                                                        ======

 @@Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- 8.1%
            BASIC MATERIALS -- 0.7%
 $   210    Cypress Amax Minerals Co., 8.375%, 02/01/2023.....  BBB-          $    207
     506    Georgia Gulf Corp.,
              7.625%, 11/15/2005..............................  BBB-               524
   1,000    Methanex Corp.,
              8.75%, 08/15/2012...............................  BBB-             1,090
     650    Potlatch Corp.,
              12.50%, 12/01/2009..............................  Baa3*              767
                                                                              --------
                                                                                 2,588
                                                                              --------
            CAPITAL GOODS -- 1.6%
     385    Tyco International Group S.A., 3.125%,
              01/15/2023......................................  BBB-               438
   1,775    Tyco International Group S.A.,
              6.375%, 02/15/2006..............................  BBB-             1,879
   3,400    Tyco International Group S.A.,
              6.75%, 02/15/2011...............................  BBB-             3,617
                                                                              --------
                                                                                 5,934
                                                                              --------
            CONSUMER CYCLICAL -- 0.1%
     265    Toys 'R' Us, Inc.,
              7.875%, 04/15/2013..............................  BBB-               293
                                                                              --------
            HEALTH CARE -- 1.2%
     750    Bausch & Lomb, Inc.,
              6.95%, 11/15/2007...............................  BBB-               810
     950    HCA, Inc.,
              6.95%, 05/01/2012...............................  BBB-               984
     160    HCA, Inc.,
              7.00%, 07/01/2007...............................  BBB-               172
   1,020    HCA, Inc.,
              7.125%, 06/01/2006..............................  BBB-             1,092
     350    HCA, Inc.,
              7.50%, 11/15/2095...............................  BBB-               326
     320    Manor Care, Inc.,
              8.00%, 03/01/2008...............................  BBB                358
     540    Watson Pharmaceuticals, Inc.,
              7.125%, 05/15/2008..............................  BBB-               580
                                                                              --------
                                                                                 4,322
                                                                              --------
            SERVICES -- 0.9%
     900    American Greetings Corp.,
              6.10%, 08/01/2028...............................  BBB-               914
   1,400    Hilton Hotels Corp.,
              7.625%, 05/15/2008..............................  BBB-             1,542
     525    Hilton Hotels Corp.,
              7.625%, 12/01/2012..............................  BBB-               581
     125    Lenfest Communications, Inc.,
              10.50%, 06/15/2006..............................  BBB                146
     175    Quebecor World (USA), Inc.,
              7.75%, 02/15/2009...............................  BBB-               183
                                                                              --------
                                                                                 3,366
                                                                              --------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            TECHNOLOGY -- 2.0%
 $ 1,415    Intelsat Ltd.,
              6.50%, 11/01/2013(g)............................  BBB+          $  1,411
     720    Rogers Cable, Inc.,
              6.25%, 06/15/2013...............................  BBB-               720
   2,800    Rogers Cable, Inc.,
              8.75%, 05/01/2032...............................  BBB-             3,087
   1,880    Telus Corp.,
              8.00%, 06/01/2011...............................  BBB              2,161
      @@    VoiceStream Wireless Corp.,
              10.375%, 11/15/2009(e)..........................  BBB+                @@
                                                                              --------
                                                                                 7,379
                                                                              --------
            TRANSPORTATION -- 0.3%
     850    Delta Air Lines, Inc.,
              7.57%, 05/18/2012...............................  A                  875
                                                                              --------
            UTILITIES -- 1.3%
   1,130    Centerpoint Energy Resources Corp.,
              7.875%, 04/01/2013(g)...........................  BBB              1,284
     875    Centerpoint Energy, Inc.,
              6.85%, 06/01/2015(g)............................  BBB-               882
     125    El Paso Electric Co.,
              9.40%, Ser E 05/01/2011.........................  BBB-               146
     125    Reliant Energy Resources,
              7.75%, 02/15/2011...............................  BBB                149
   1,335    Westar Energy, Inc.,
              8.50%, 07/01/2022...............................  BBB-             1,387
     800    Western Resources, Inc.,
              7.65%, 04/15/2023...............................  BBB-               830
                                                                              --------
                                                                                 4,678
                                                                              --------
            Total corporate bonds: investment grade
              (cost $27,411)..................................                $ 29,435
                                                                              ========
CORPORATE BONDS: NON-INVESTMENT GRADE -- 86.0%
            BASIC MATERIALS -- 11.4%
   2,300    Abitibi-Consolidated Finance L.P.,
              7.875%, 08/01/2009..............................  BB+              2,430
     475    Abitibi-Consolidated, Inc.,
              8.85%, 08/01/2030...............................  BB+                490
     775    Airgas, Inc.,
              9.125%, 10/01/2011..............................  B+                 866
   2,340    AK Steel Corp.,
              7.875%, 02/15/2009..............................  B+               1,638
     130    ARCO Chemical Co.,
              9.80%, 02/01/2020...............................  BB-                116
   1,425    Ball Corp.,
              6.875%, 12/15/2012(g)...........................  BB               1,486
     685    Boise Cascade Corp.,
              7.35%, 02/01/2016...............................  BB+                693
   1,375    Boise Cascade Corp.,
              7.50%, 02/01/2008...............................  BB+              1,464
   1,530    Bowater Canada Finance,
              7.95%, 11/15/2011...............................  BB+              1,552

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
 $   640    Bowater, Inc.,
              6.50%, 06/15/2013...............................  BB+           $    588
     785    Cascades, Inc.,
              7.25%, 02/15/2013(g)............................  BB+                820
     200    Cascades, Inc.,
              7.25%, 02/15/2013...............................  BB+                209
     505    Crown Cork & Seal Co., Inc.,
              8.00%, 04/15/2023...............................  B                  439
   1,076    Crown European Holdings S.A.,
              9.50%, 03/01/2011...............................  B+               1,194
   1,032    FMC Corp.,
              10.25%, 11/01/2009..............................  BB+              1,207
     855    General Chemical Industrial Products, Inc.,
              10.625%, 05/01/2009(a)..........................  NR                 257
     400    Geon Co.,
              6.875%, 12/15/2005..............................  BB-                380
     263    Georgia Gulf Corp.,
              10.375%, 11/01/2007.............................  BB-                277
     550    Georgia-Pacific Corp.,
              7.25%, 06/01/2028...............................  BB+                501
   1,175    Georgia-Pacific Corp.,
              7.50%, 05/15/2006...............................  BB+              1,240
     565    Georgia-Pacific Corp.,
              8.875%, 05/15/2031..............................  BB+                600
     520    Georgia-Pacific Corp.,
              9.875%, 11/01/2021..............................  BB+                538
     600    Hercules, Inc.,
              11.125%, 11/15/2007.............................  BB-                696
     260    Hercules, Inc.,
              6.60%, 08/01/2027...............................  BB                 264
     150    Huntsman ICI Chemicals, Inc. (Euro),
              10.125%, 07/01/2009.............................  CCC+               152
   1,120    IMC Global, Inc.,
              11.25%, Ser B 06/01/2011........................  B+               1,156
     300    Jefferson Smurfit Corp.,
              7.50%, 06/01/2013...............................  B                  306
     275    Jefferson Smurfit Corp.,
              8.25%, 10/01/2012...............................  B                  289
     415    Kappa Beheer B.V. (Euro),
              10.625%, 07/15/2009.............................  B                  516
     720    Longview Fibre Co.,
              10.00%, 01/15/2009..............................  B+                 814
     535    Lyondell Chemical Co.,
              9.625%, Ser A 05/01/2007........................  BB-                543
   1,550    Lyondell Chemical Co.,
              9.875%, Ser B 05/01/2007........................  BB-              1,573
   1,760    Nalco Co.,
              8.875%, 11/15/2013(g)...........................  B                1,830
     240    Norampac, Inc.,
              6.75%, 06/01/2013(g)............................  BB+                250

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            BASIC MATERIALS -- (CONTINUED)
 $   180    Norske Skog Canada, Inc.,
              8.625%, Ser D 06/15/2011........................  BB            $    185
     265    Oregon Steel Mills, Inc.,
              10.00%, 07/15/2009..............................  B                  217
     380    Owens-Brockway Glass Container,
              7.75%, 05/15/2011...............................  BB                 401
   3,295    Owens-Brockway Glass Container,
              8.875%, 02/15/2009..............................  BB               3,575
     390    Pacifica Papers, Inc.,
              10.00%, 03/15/2009..............................  BB                 413
     780    Peabody Energy Corp.,
              6.875%, 03/15/2013..............................  BB-                821
     905    Plastipak Holdings, Inc.,
              10.75%, 09/01/2011..............................  B+               1,000
     715    PolyOne Corp.,
              8.875%, 05/01/2012..............................  BB-                597
     115    PolyOne Corp.,
              10.625%, 05/15/2010.............................  BB-                106
     850    Rhodia S.A.,
              8.875%, 06/01/2011(g)...........................  B                  757
   2,250    Rhodia S.A., (Euro),
              9.25%, 06/01/2011(g)............................  B                2,204
     133    Silgan Holdings, Inc.,
              9.00%, 06/01/2009...............................  B+                 137
     810    Stone Container Corp.,
              8.375%, 07/01/2012..............................  B                  855
   1,900    Stone Container Corp.,
              9.75%, 02/01/2011...............................  B                2,071
     645    United States Steel LLC.,
              10.75%, 08/01/2008..............................  BB-                708
                                                                              --------
                                                                                41,421
                                                                              --------
            CAPITAL GOODS -- 2.8%
   1,699    AGCO Corp.,
              9.50%, 05/01/2008...............................  BB               1,852
     350    American Standard, Inc.,
              7.375%, 02/01/2008..............................  BB+                386
     985    Briggs & Stratton Corp.,
              8.875%, 03/15/2011..............................  BB+              1,128
     340    Cummins, Inc.,
              6.75%, 02/15/2027...............................  BB+                352
     525    Cummins, Inc.,
              7.125%, 03/01/2028..............................  BB+                488
     254    Flowserve Finance B.V., Inc. (Euro),
              12.25%, 08/15/2010..............................  B                  334
     350    Hasbro, Inc.,
              6.60%, 07/15/2028...............................  BB                 319
     425    Jorgensen (Earle M.) Co.,
              9.75%, 06/01/2012...............................  B-                 461
     200    Joy Global, Inc.,
              8.75%, Ser B 03/15/2012.........................  B+                 221

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CAPITAL GOODS -- (CONTINUED)
 $   240    Rexnord Corp.,
              10.125%, 12/15/2012.............................  B-            $    266
     250    Sequa Corp.,
              8.875%, Ser B 04/01/2008........................  BB-                273
     425    SPX Corp.,
              6.25%, 06/15/2011...............................  BB+                426
     240    TD Funding Corp.,
              8.375%, 07/15/2011(g)...........................  B-                 255
     675    Terex Corp.,
              10.375%, Ser B 04/01/2011.......................  B                  761
     380    Universal Compression, Inc.,
              7.25%, 05/15/2010...............................  B+                 395
     400    Xerox Corp.,
              7.125%, 06/15/2010..............................  B+                 408
   1,120    Xerox Corp.,
              7.625%, 06/15/2013..............................  B+               1,142
     570    Xerox Corp.,
              9.75% 01/15/2009................................  B+                 646
                                                                              --------
                                                                                10,113
                                                                              --------
            CONSUMER CYCLICAL -- 10.7%
   1,610    Ahold Finance USA, Inc.,
              8.25%, 07/15/2010...............................  B+               1,735
     550    AutoNation, Inc.,
              9.00%, 08/01/2008...............................  BB+                627
     155    B & G Foods, Inc.,
              9.625%, Ser D 08/01/2007........................  B-                 159
     900    Champion Home Builders Co.,
              11.25%, 04/15/2007..............................  B-                 932
     610    Collins & Aikman Floorcovering, Inc.,
              9.75%, Ser B 02/15/2010.........................  B                  656
   1,160    D.R. Horton, Inc.,
              6.875%, 05/01/2013..............................  BB               1,221
   1,320    Dana Corp.,
              6.50%, 03/15/2008...............................  BB               1,307
   1,100    Dana Corp.,
              7.00%, 03/01/2029...............................  BB                 976
     600    Dana Credit Corp.,
              8.375%, 08/15/2007(g)...........................  BB                 623
   1,120    Delhaize America, Inc.,
              8.125%, 04/15/2011..............................  BB+              1,236
     400    Delhaize America, Inc.,
              9.00%, 04/15/2031...............................  BB+                451
     255    Dillard's, Inc.,
              7.13%, 08/01/2018...............................  BB                 237
     440    Dillard's, Inc.,
              7.375%, 06/01/2006..............................  BB                 451
   2,145    Group 1 Automotive, Inc.,
              8.25%, 08/15/2013(g)............................  B+               2,327
     500    Ingles Markets, Inc.,
              8.875%, 12/01/2011..............................  B+                 481

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            CONSUMER CYCLICAL -- (CONTINUED)
 $   420    Integrated Electrical Services, Inc.,
              9.375%, Ser C 02/01/2009........................  B+            $    441
     220    Kaufman & Broad Home Corp.,
              7.75%, 10/15/2004...............................  BB+                231
   1,050    KB Home,
              9.50%, 02/15/2011...............................  BB-              1,166
   1,200    L-3 Communications Corp.,
              7.625%, 06/15/2012..............................  BB-              1,308
     935    Millennium America, Inc.,
              7.00%, 11/15/2006...............................  BB-                919
     718    Millennium America, Inc.,
              7.625%, 11/15/2026..............................  BB-                614
     825    Moore North America Finance, Inc.,
              7.875%, 01/15/2011(g)...........................  BB-                891
     594    Navistar International Corp.,
              9.375%, Ser B 06/01/2006........................  BB-                650
   1,100    Penney (J.C.) Co., Inc.,
              8.125%, 04/01/2027..............................  BB+              1,144
   1,045    Penney (J.C.) Co., Inc.,
              8.25%, 08/15/2022...............................  BB+              1,076
   2,355    Perry Ellis International, Inc.,
              8.875%, 09/15/2013(g)...........................  B-               2,443
     670    Phillips Van-Heusen Corp.,
              7.75%, 11/15/2023...............................  BB                 663
   1,150    Saks, Inc.,
              7.50%, 12/01/2010...............................  BB               1,254
   2,000    Schuler Homes, Inc.,
              9.375%, 07/15/2009..............................  BB               2,243
     910    Scotts Company, Inc.,
              6.625%, 11/15/2013(g)...........................  B+                 921
   3,300    Sonic Automotive, Inc.,
              8.625%, 08/15/2013(g)...........................  B+               3,490
     660    Toll Corp.,
              8.00%, 05/01/2009...............................  BB+                693
     600    Toll Corp.,
              8.25%, 12/01/2011...............................  BB+                666
     890    TRW Automotive, Inc.,
              9.375%, 02/15/2013(g)...........................  B+               1,010
     860    United Auto Group, Inc.,
              9.625%, 03/15/2012..............................  B                  950
     450    United Components, Inc.,
              9.375%, 06/15/2013(g)...........................  B                  461
     475    Warnaco, Inc.,
              8.875%, 06/15/2013(g)...........................  B                  508
   1,500    Yum! Brands, Inc.,
              7.70%, 07/01/2012...............................  BB+              1,691
                                                                              --------
                                                                                38,852
                                                                              --------
            CONSUMER STAPLES -- 2.5%
     623    Armkel LLC,
              9.50%, 08/15/2009...............................  B                  688
     520    Canandaigua Brands, Inc.,
              8.625%, 08/01/2006..............................  BB                 573

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
 $   460    Del Monte Corp.,
              8.625%, 12/15/2012(g)...........................  B             $    508
     890    Dole Foods Co.,
              7.25%, 06/15/2010...............................  BB-                908
     350    Dole Foods Co.,
              8.625%, 05/01/2009..............................  BB-                378
   1,350    Johnsondiversey, Inc.,
              9.625%, Ser B 05/15/2012........................  B                1,492
     215    Remy Cointreau S.A., Inc.(Euro),
              6.50%, 07/01/2010(g)............................  BB                 255
     160    Smithfield Foods, Inc.,
              7.75%, 05/15/2013...............................  BB                 173
     730    Smithfield Foods, Inc.,
              8.00%, Ser B 10/15/2009.........................  Ba2*               803
   1,725    Tembec Industries, Inc.,
              7.75%, 03/15/2012...............................  BB               1,600
     950    Tembec Industries, Inc.,
              8.50%, 02/01/2011...............................  BB                 917
     750    Tembec Industries, Inc.,
              8.625%, 06/30/2009..............................  BB                 731
                                                                              --------
                                                                                 9,026
                                                                              --------
            ENERGY -- 5.5%
     555    Chesapeake Energy Corp.,
              7.50%, 09/15/2013(g)............................  BB-                597
     425    Clark R&M, Inc.,
              8.625%, 08/15/2008..............................  Ba3*               440
   1,630    CONSOL Energy, Inc.,
              7.875%, 03/01/2012..............................  BB+              1,677
   1,100    Forest Oil Corp.,
              8.00%, 06/15/2008...............................  BB               1,177
     870    Gulfterra Energy Partners, Inc.,
              6.25%, 06/01/2010(g)............................  BB                 874
     195    Houston Exploration Co.,
              7.00%, 06/15/2013(g)............................  B+                 197
     175    Key Energy Services, Inc.,
              6.375%, 05/01/2013..............................  BB                 176
     820    Key Energy Services, Inc.,
              8.375%, Ser C 03/01/2008........................  BB                 884
     845    Magnum Hunter Resources, Inc.,
              9.60%, 03/15/2012...............................  B+                 942
   1,060    Newpark Resources, Inc.,
              8.625%, Ser B 12/15/2007........................  B+               1,094
     625    Nuevo Energy Co.,
              9.375%, Ser B 10/01/2010........................  B                  681
      40    Nuevo Energy Co.,
              9.50%, Ser B 06/01/2008.........................  B                   42
   1,475    Pioneer Natural Resources Co.,
              6.50%, 01/15/2008...............................  BB+              1,584

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            ENERGY -- (CONTINUED)
 $   950    Pioneer Natural Resources Co.,
              7.20%, 01/15/2028...............................  BB+           $    990
     700    Plains E&P Company, Inc.,
              8.75%, 07/01/2012...............................  B                  763
   1,018    Port Arthur Finance Corp.,
              12.50%, 01/15/2009..............................  BB               1,196
     180    Premcor Refining Group, Inc.,
              9.25%, 02/01/2010...............................  BB-                201
     400    Star Gas Partners, Inc.,
              10.25%, 02/15/2013..............................  B                  430
   1,640    Tesoro Petroleum Corp.,
              8.00%, 04/15/2008...............................  BB               1,738
     240    Tom Brown, Inc.,
              7.25%, 09/15/2013...............................  BB-                251
     285    Vintage Petroleum, Inc.,
              8.25%, 05/1/2012................................  BB-                312
     150    Westport Resources Corp.,
              8.25%, 11/01/2011(g)............................  B+                 165
   2,035    Williams Companies, Inc.,
              8.625%, 06/01/2010..............................  B+               2,228
   1,500    Williams Companies, Inc.,
              8.75%, 03/15/2032...............................  B+               1,568
                                                                              --------
                                                                                20,207
                                                                              --------
            FINANCE -- 4.8%
   1,300    Brazil (Fed Republic of),
              8.875%, Ser B 04/15/2024........................  B+               1,102
     900    Brazil (Fed Republic of),
              12.75%, 01/15/2020..............................  B+               1,013
   1,125    BSN Glasspack (Euro),
              9.25%, 08/01/2009(g)............................  B-               1,367
   1,650    Burns Philip Capital Property Ltd.,
              9.75%, 07/15/2012(g)............................  B-               1,683
   1,325    Columbia (Republic of),
              10.00%, 01/23/2012..............................  BB               1,391
     435    Forest City Enterprises, Inc.,
              7.625%, 06/1/2015...............................  BB-                452
      35    Host Marriott LP,
              7.125%, 11/01/2013(g)...........................  B+                  35
     400    Interpool, Inc.,
              7.20%, 08/01/2007...............................  BB-                372
      75    Interpool, Inc.,
              7.35%, 08/01/2007...............................  BB-                 70
   2,000    IPC Acquisition Corp.,
              11.50%, 12/15/2009..............................  B-               2,093
   1,490    LNR Property Corp.,
              7.625%, 07/15/2013(g)...........................  B+               1,535
      75    RFS Partnership LP,
              9.75%, 03/01/2012...............................  B-                  80
   1,090    Senior Housing Properties Trust,
              7.875%, 04/15/2015..............................  BB+              1,147
   1,000    United Rentals North America, Inc.,
              7.75%, 11/15/2013(g)............................  B+                 997

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $ 1,650    United Rentals North America, Inc.,
              9.25%, 01/15/2009...............................  B+            $  1,737
     485    United Rentals North America, Inc.,
              10.75%, Ser B 04/15/2008........................  BB-                544
   1,100    Venezuela (Republic of),
              9.25%, 09/15/2027...............................  B-                 885
     605    Ventas Realty L.P., Inc.,
              8.75%, 05/01/2009...............................  BB-                665
     225    Western Financial Bank, 9.625%, 05/15/2012........  BB-                246
                                                                              --------
                                                                                17,414
                                                                              --------
            HEALTH CARE -- 2.2%
     270    Hanger Orthopedic Group, Inc.,
              10.375%, 02/15/2009.............................  B-                 305
     470    Medex, Inc.,
              8.875%, 05/15/2013(g)...........................  B-                 505
     320    Omnicare, Inc.,
              6.125%, 06/01/2013..............................  BB+                317
   1,500    Province Healthcare Co.,
              7.50%, 06/01/2013...............................  B-               1,500
     420    Select Medical Corp.,
              7.50%, 08/01/2013(g)............................  B                  439
   1,100    Select Medical Corp.,
              9.50%, 06/15/2009...............................  B                1,204
     475    Tenet Healthcare Corp.,
              6.375%, 12/01/2011..............................  BB-                441
   1,600    Tenet Healthcare Corp.,
              6.50%, 06/01/2012...............................  BB-              1,484
   1,175    Tenet Healthcare Corp.,
              7.375%, 02/01/2013..............................  BB-              1,140
     580    United Surgical Partners International, Inc.,
              10.00%, 12/15/2011..............................  B                  641
                                                                              --------
                                                                                 7,976
                                                                              --------
            SERVICES -- 15.9%
     750    AdvancePCS,
              8.50%, 04/01/2008...............................  BB                 821
     345    Allied Waste North America, Inc.,
              7.625%, Ser B 01/01/2006........................  BB-                365
     400    Allied Waste North America, Inc.,
              7.875%, 04/15/2013..............................  BB-                429
     660    Allied Waste North America, Inc.,
              7.875%, Ser B 01/01/2009........................  BB-                690
   1,900    Allied Waste North America, Inc.,
              8.875%, Ser B 04/01/2008........................  BB-              2,100

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            SERVICES -- (CONTINUED)
 $   290    Allied Waste North America, Inc.,
              9.25%, Ser B 09/01/2012.........................  BB-           $    326
   1,365    Aztar Corp.,
              8.875%, 05/15/2007..............................  B+               1,426
     485    Boyd Gaming Corp.,
              9.25%, 08/01/2009...............................  BB-                545
     460    Browning-Ferris Industries, Inc.,
              6.375%, 01/15/2008..............................  BB-                451
   1,305    Browning-Ferris Industries, Inc.,
              7.40%, 09/15/2035...............................  BB-              1,214
     500    Browning-Ferris Industries, Inc.,
              7.875%, 03/15/2005..............................  BB-                521
   1,355    Canwest Media, Inc.,
              7.625%, 04/15/2013..............................  B-               1,480
     225    CBD Media/CBD Finance, Inc.,
              8.625%, 06/01/2011(g)...........................  B-                 241
     650    CF Cable TV, Inc.,
              9.125%, 07/15/2007..............................  BB-                687
     500    CSC Holdings, Inc.,
              7.625% Ser B 04/01/2011.........................  BB-                510
     650    CSC Holdings, Inc.,
              8.125%, Ser B 07/15/2009........................  BB-                676
   1,500    CSC Holdings, Inc.,
              8.125%, Ser B 08/15/2009........................  BB-              1,560
   1,070    Dex Media West LLC, Inc.,
              9.875%, 08/15/2013(g)...........................  B                1,217
   1,750    Echostar DBS Corp.,
              5.75%, 10/01/2008(g)............................  BB-              1,743
   3,110    Felcor Lodging L.P.,
              9.50%, 09/15/2008...............................  B                3,343
     800    Fresenius Finance BV (Euro),
              7.75%, 04/30/2009(g)............................  BB+                990
   2,325    HMH Properties, Inc.,
              7.875%, Ser B 08/01/2008........................  B+               2,401
     340    HMH Properties, Inc.,
              8.45%, Ser C 12/01/2008.........................  B+                 354
   1,700    Hollinger International Publishing, Inc.,
              9.00%, 12/15/2010...............................  B                1,802
     300    Host Marriott LP,
              9.25%, 10/01/2007...............................  B+                 331
     790    Intrawest Corp.,
              7.50%, 10/15/2013(g)............................  B+                 792
     555    Iron Mountain, Inc.,
              7.75%, 01/15/2015...............................  B                  593
   3,085    John Q. Hammons Hotels, Inc.,
              8.875%, Ser B 05/15/2012........................  B                3,363
     580    Lamar Media Corp.,
              7.25%, 01/01/2013...............................  B                  610
     600    Mandalay Resort Group,
              7.625%, 07/15/2013..............................  BB-                630
   1,180    Mandalay Resort Group,
              9.50%, 08/01/2008...............................  BB+              1,363

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $   800    MGM Mirage, Inc.,
              6.875%, 02/06/2008..............................  BB+           $    843
     950    MGM Mirage, Inc.,
              8.375%, 02/01/2011..............................  BB-              1,059
   1,660    Mirage Resorts, Inc.,
              7.25%, 10/15/2006...............................  BB+              1,772
     745    Mohegan Tribal Gaming Authority,
              8.125%, 01/01/2006..............................  BB                 809
   1,000    Park Place Entertainment Corp.,
              7.50%, 09/01/2009...............................  BB+              1,090
     760    Park Place Entertainment Corp.,
              8.125%, 05/15/2011..............................  BB-                830
     450    Park Place Entertainment Corp.,
              9.375%, 02/15/2007..............................  BB-                506
     175    Primedia, Inc.,
              7.625%, 04/01/2008..............................  B                  174
     700    Primedia, Inc.,
              8.00%, 05/15/2013(g)............................  B                  712
   1,545    Quebecor Media, Inc.,
              11.125%, 07/15/2011.............................  B                1,777
     420    R.H. Donnelley Financial Corp.,
              8.875%, 12/15/2010(g)...........................  B+                 471
   2,420    Service Corp. International,
              6.50%, 03/15/2008...............................  BB-              2,426
   1,270    Service Corp. International,
              7.70%, 04/15/2009...............................  BB-              1,318
     300    Service Corp. International,
              7.875%, 02/01/2013..............................  BB-                293
     900    Six Flags, Inc.,
              8.875%, 02/01/2010..............................  B-                 855
     200    Six Flags, Inc.,
              9.50%, 02/01/2009...............................  B-                 196
   2,300    Starwood Hotels & Resorts Worldwide, Inc.,
              7.375%, 05/01/2007..............................  BB+              2,478
     650    Starwood Hotels & Resorts Worldwide, Inc.,
              7.875%, 05/01/2012..............................  BB+                718
   1,105    Stewart Enterprises, Inc.,
              10.75%, 07/01/2008..............................  B+               1,246
     500    Sun Media Corp.,
              7.625%, 02/15/2013..............................  B                  535
     900    Unisys Corp.,
              7.25%, 01/15/2005...............................  BB+                941
     450    Unisys Corp.,
              7.875%, 04/01/2008..............................  BB+                469
     460    Venetian Casino Resort LLC,
              11.00%, 06/15/2010..............................  B-                 531
   1,900    Vivendi Universal S.A.,
              6.25%, 07/15/2008(g)............................  BB               1,986

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            SERVICES -- (CONTINUED)
 $   490    Worldspan LP/Worldspan Financial Corp.,
              9.625%, 06/15/2011(g)...........................  B-            $    478
                                                                              --------
                                                                                58,087
                                                                              --------
            TECHNOLOGY -- 19.5%
     730    ACC Escrow Corp.,
              10.00%, 08/01/2011(g)...........................  B-                 796
     420    Amkor Technologies, Inc.,
              7.75%, 05/15/2013(g)............................  B                  447
   1,015    Avaya, Inc.,
              11.125%, 04/01/2009.............................  B+               1,198
     795    Bio-Rad Laboratories, Inc.,
              7.50%, 08/15/2013(g)............................  BB-                837
     750    British Sky Broadcasting Group plc,
              8.20%, 07/15/2009...............................  BB+                874
     995    Charter Communications Holdings,
              9.625%, 11/15/2009..............................  CCC-               801
     430    Charter Communications Holdings,
              10.00%, 04/01/2009..............................  CCC-               357
   1,755    Charter Communications Holdings,
              10.00%, 05/15/2011..............................  CCC-             1,435
   2,055    Charter Communications Holdings,
              10.75%, 10/01/2009..............................  CCC-             1,736
   1,300    Cincinnati Bell, Inc.,
              8.375%, 01/15/2014(g)...........................  B-               1,300
   1,750    Corning, Inc.,
              8.30%, 04/04/2025...............................  Ba2*             1,851
     675    DirecTV Holdings LLC,
              8.375%, 03/15/2013..............................  B                  759
     785    DRS Technologies, Inc.,
              6.875%, 11/01/2013(g)...........................  B                  789
   1,364    EchoStar DBS Corp.,
              9.125%, 01/15/2009..............................  BB-              1,534
   1,525    EchoStar DBS Corp.,
              9.375%, 02/01/2009..............................  BB-              1,613
   1,540    Fimep S.A.,
              10.50%, 02/15/2013..............................  B+               1,794
     720    Fisher Scientific International, Inc.,
              8.125%, 05/01/2012..............................  B+                 774
     660    Fisher Scientific International, Inc.,
              8.0%, 09/01/2013(g).............................  B+                 709
   6,475    Global Crossing Holdings Ltd.,
              9.50%, 11/15/2009(a)(e).........................  NR                 591
   3,510    Global Crossing Holdings Ltd.,
              9.625%, 05/15/2008(a)(e)........................  NR                 320
     520    KPNQwest N.V. (Euro),
              7.125%, 06/01/2009(a)...........................  NR                   3

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $ 3,385    KPNQwest N.V.,
              8.125%, 06/01/2009(a)...........................  NR                  @@
   1,420    L-3 Communications Corp.,
              6.125%, 07/15/2013..............................  BB-           $  1,406
   3,330    Level 3 Communications, Inc.,
              11.00%, 03/15/2008..............................  CC               3,230
     825    Level 3 Communications, Inc. (Euro),
              11.25%, 03/15/2010..............................  CC                 901
     250    Level 3 Communications, Inc.,
              14.84%, 03/15/2010 (Zero coupon through
              03/15/2005, thereafter 12.875%)(f)..............  CC                 204
     700    Level 3 Financing, Inc.,
              10.75%, 10/15/2011(g)...........................  CCC-               728
   1,400    Lucent Technologies, Inc.,
              5.50%, 11/15/2008...............................  B-               1,302
   1,549    Lucent Technologies, Inc.,
              6.45%, 03/15/2029...............................  B-               1,197
     392    Marconi Corp. plc,
              8.00%, 04/30/2008...............................  NR                 384
     266    Marconi Corp. plc,
              10.00%, 10/31/2008..............................  NR                 276
     540    Mediacom LLC,
              9.50%, 01/15/2013...............................  B+                 513
   3,465    Metromedia Fiber Network, Inc.,
              10.00%, Ser B 11/15/2008(a)(e)..................  NR                 216
     300    Metromedia Fiber Network, Inc. (Euro),
              10.00%, 12/15/2009(a)(e)........................  NR                  22
     770    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/2009(a)(e)........................  NR                  48
   6,060    Nextel Communications, Inc.,
              7.375%, 08/01/2015..............................  B+               6,302
     475    Nextel Communications, Inc.,
              9.95%, 02/15/2008...............................  B+                 499
   5,150    Nortel Networks Corp.,
              4.25%, Conv. 09/01/2008.........................  B                4,854
     455    Nortel Networks Corp.,
              6.875%, 09/01/2023..............................  B                  431
     430    PanAmSat Corp.,
              6.375%, 01/15/2008..............................  BB-                440
   2,215    PanAmSat Corp.,
              6.875%, 01/15/2028..............................  BB-              2,171
   2,275    PanAmSat Corp.,
              8.50%, 02/01/2012...............................  B-               2,451
   3,250    PerkinElmer, Inc.,
              8.875%, 01/15/2013..............................  BB-              3,559
   1,750    Qwest Capital Funding, Inc.,
              7.25%, 02/15/2011...............................  CCC+             1,627

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            TECHNOLOGY -- (CONTINUED)
 $ 1,200    Qwest Capital Funding, Inc.,
              7.625%, 08/03/2021..............................  CCC+          $  1,020
   4,095    Qwest Corp.,
              6.875%, 09/15/2033..............................  B-               3,655
   1,390    Qwest Corp.,
              7.25%, 10/15/2035...............................  B-               1,286
     745    Rayovac Corp.,
              8.50%, 10/01/2013(g)............................  B-                 775
   5,195    RCN Corp.,
              9.80%, Ser B 02/15/2008.........................  CCC-             2,286
   1,375    RCN Corp.,
              11.125%, 10/15/2007.............................  CCC-               626
   2,200    Rogers Cantel, Inc.,
              9.375%, 06/01/2008..............................  BB+              2,302
     200    Rogers Cantel, Inc.,
              9.75%, 06/01/2016...............................  BB+                235
     300    Rogers Wireless Communications, Inc.,
              9.625%, 05/01/2011..............................  BB+                348
   1,200    Shaw Communications, Inc.,
              8.25%, 04/11/2010...............................  BB+              1,326
     625    Time Warner Telecom LLC, Inc.,
              9.75%, 07/15/2008...............................  CCC+               641
     635    US West Communications,
              7.20%, 11/01/2004...............................  B-                 651
   1,575    WorldCom, Inc. -- WorldCom Group,
              7.50%, 05/15/2011(a)............................  NR                 579
   5,070    WorldCom, Inc. -- WorldCom Group,
              8.25%, 05/15/2031(a)............................  NR               1,863
                                                                              --------
                                                                                70,872
                                                                              --------
            TRANSPORTATION -- 0.9%
     825    CP Ships Ltd.,
              10.375%, 07/15/2012.............................  BB+                949
     100    Delta Air Lines, Inc.,
              7.90%, 12/15/2009...............................  B                   81
   1,580    Delta Air Lines, Inc.,
              8.30%, 12/15/2029...............................  B                1,047
     640    Delta Air Lines, Inc.,
              9.00%, 05/15/2016...............................  B                  456
     300    Teekay Shipping Corp.,
              8.32%, 02/01/2008...............................  BB+                324
     340    Wabtec Corp.,
              6.875%, 07/31/2013(g)...........................  BB                 349
                                                                              --------
                                                                                 3,206
                                                                              --------
            UTILITIES -- 9.8%
   3,210    AES Corp.,
              8.75%, 05/15/2013(g)............................  B+               3,427
   1,310    Calpine Canada Energy Financial,
              8.50%, 05/01/2008...............................  CCC+               963

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $ 2,030    Calpine Corp.,
              8.50%, 02/15/2011...............................  CCC+          $  1,451
     150    Calpine Corp.,
              8.625%, 08/15/2010..............................  CCC+               107
   2,420    Calpine Corp.,
              8.75%, 07/15/2013(g)............................  B                2,214
     350    CMS Energy Corp.,
              7.50%, 01/15/2009...............................  B+                 356
     910    CMS Energy Corp.,
              7.75%, 08/01/2010(g)............................  B+                 926
      80    CMS Energy Corp.,
              8.50%, 04/15/2011...............................  B+                  84
     975    CMS Energy Corp.,
              8.90%, 07/15/2008...............................  B+               1,029
   1,985    Dynegy Holdings, Inc.,
              10.125%, 07/15/2013(g)..........................  B-               2,154
   1,700    El Paso Corp.,
              7.875% 06/15/2012...............................  B                1,449
     500    El Paso Natural Gas Co.,
              6.75%, 11/15/2003...............................  B+                 500
   5,845    El Paso Natural Gas Co.,
              7.625%, Ser A 08/01/2010........................  B+               5,787
     865    Illinois Power Co.,
              7.50%, 06/15/2009...............................  B                  939
   1,370    Illinois Power Co.,
              7.50%, 07/15/2025...............................  B                1,336
     785    Illinois Power Co.,
              11.50%, 12/15/2010..............................  B                  938
     600    Kansas Gas & Electric Co.,
              6.50%, 08/01/2005...............................  BB+                632
     425    Kansas Gas & Electric Co.,
              7.60%, 12/15/2003...............................  BB+                423
     665    Kansas Gas & Electric Co.,
              8.29%, 03/29/2016...............................  BB-                696
     400    Nevada Power Co.,
              8.50%, Ser Z 01/01/2023.........................  BB                 401
     870    PG&E Corp.,
              6.875%, 07/15/2008(g)...........................  NR                 922
     730    Sierra Pacific Power Co.,
              8.00%, Ser A 06/01/2008.........................  BB                 766
     575    Sierra Pacific Resources,
              6.20%, 04/15/2004...............................  BB                 578
     625    Southern Star Central Corp.,
              8.50%, 08/01/2010(g)............................  B+                 662
     855    TECO Energy, Inc.,
              7.20%, 05/01/2011...............................  BB+                861
     590    TECO Energy, Inc.,
              7.50%, 06/15/2010...............................  BB+                606
     320    TECO Energy, Inc.,
              10.50%, 12/01/2007..............................  BB+                361
   1,300    Tennessee Gas Pipeline Co.,
              7.50%, 04/01/2017...............................  B+               1,293

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            UTILITIES -- (CONTINUED)
 $ 2,830    Transcontinental Gas Pipeline Corp.,
              6.125%, 01/15/2005..............................  B+            $  2,880
     800    Transcontinental Gas Pipeline Corp.,
              8.875% 07/15/2012...............................  B+                 936
                                                                              --------
                                                                                35,677
                                                                              --------
            Total corporate bonds: non-investment grade
              (cost $306,693).................................                $312,851
                                                                              ========
 SHARES
---------
COMMON STOCK -- 0.4%
            BASIC MATERIALS -- 0.0%
       1    Solutia (Warrants)(a)(e).......................................   $     19
                                                                              --------
            CONSUMER CYCLICAL -- 0.0%
       1    Hosiery Corp. of America, Inc.
              Class A(a)(e)................................................         @@
                                                                              --------
            SERVICES -- 0.0%
       4    Splitrock Service (Warrants)(a)(e).............................         38
                                                                              --------
            TECHNOLOGY -- 0.4%
      54    Marconi Corp. plc ADR(a).......................................        995
       1    Minorplanet Systems USA, Inc. (Warrants)(a)(e).................         @@
      13    Powertel, Inc. (Warrants)(a)(e)................................        308
      11    Telus Corp. (Warrants)(a)(e)...................................         33
                                                                              --------
                                                                                 1,336
                                                                              --------
            Total common stock
              (cost $781)..................................................   $  1,393
                                                                              ========
PREFERRED STOCKS -- 0.3%
            CAPITAL GOODS -- 0.0%
       3    Xerox Corp., Conv.,
              7.50%(g).....................................................   $    181
                                                                              --------
            SERVICES -- 0.3%
       8    CSC Holdings, Inc.,
              11.125%......................................................        786
                                                                              --------
            TECHNOLOGY -- 0.0%
      20    Adelphia Communications Corp.,
              7.50%, Conv. Ser F(a)(e).....................................         40
      15    McLeod USA, Inc. Conv. Pfd.
              2.50% Ser A..................................................         91
                                                                              --------
                                                                                   131
                                                                              --------
            Total preferred stocks (cost $1,486)...........................   $  1,098
                                                                              ========
            Total long-term investments (cost $336,371)....................   $344,777
                                                                              ========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

 SHARES
---------
SHORT-TERM INVESTMENTS -- 14.5%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 12.1%
  44,016    Navigator Prime Portfolio......................................   $ 44,016
                                                                              --------

            FINANCE -- 2.4%
 $ 2,068    Banc One Joint Repurchase Agreement,
              0.97%, 11/03/2003 (Note 2f)..................................   $  2,068
                                                                              --------

   3,265    BNP Paribas Joint Repurchase Agreement,
              0.99%, 11/03/2003 (Note 2f)..................................      3,265
                                                                              --------

   3,265    UBS Warburg Joint Repurchase Agreement,
              0.98%, 11/03/2003 (Note 2f)..................................      3,265
                                                                              --------

                                                                                 8,598
                                                                              --------

            Total short-term investments (cost $52,614)....................   $ 52,614
                                                                              ========

            Total investments in securities (cost. $388,985)(b)               $397,391
                                                                              ========


 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $388,985 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 23,370
      Unrealized depreciation........................   (14,964)
                                                       --------
      Net unrealized appreciation....................  $  8,406
                                                       ========

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.35% of total net asset as of October 31, 2003.

 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

      PERIOD
      ACQUIRED   SHARES/PAR           SECURITY          COST BASIS
      --------   ----------           --------          ----------
      2002            20      Adelphia Communications
                              Corp., 7.50%, Conv. Pfd     $  488
      1999         3,510      Global Crossing
                              Holdings, Ltd due 2008       1,258
      1999         6,475      Global Crossing
                              Holdings, Ltd due 2009       3,575
      1994             1      Hosiery Corp. of
                              America, Inc. Class A -
                              144A                            21
      2001           300      Metromedia Fiber
                              Network, Inc. due 2009         267
      1998         3,465      Metromedia Fiber
                              Network, Inc. due 2008       3,145
      2001           770      Metromedia Fiber
                              Network, Inc. due 2009         417
      1997             1      Minorplanet Systems USA
                              (Warrants) - 144A               13
      1997            13      Powertel, Inc.
                              (Warrants) - 144A               94

      PERIOD
      ACQUIRED   SHARES/PAR           SECURITY          COST BASIS
      --------   ----------           --------          ----------
      1998             4      Splitrock Serivice
                              (Warrants) - 144A               46
      1996            11      Telus Corp. (Warrants) -
                              144A                            77
      2003             1      Solutia (Warrants)              @@
      2003            @@      VoiceStream Wireless
                              Corp. due 2009                  @@

     The aggregate value of these securities at October 31, 2003, was $1,636, which represents 0.45% of total net assets.

 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (g) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $58,858, which represents 16.19% of total net assets.

  *  Moody's Rating.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $388,985) @ ......................................  $397,391
Cash................................................         7
Foreign currency on deposit with custodian (cost
  $6,385)...........................................     6,533
Receivables:
  Investment securities sold........................     1,377
  Fund shares sold..................................     4,964
  Dividends and interest............................     7,439
Other assets........................................        75
                                                      --------
Total assets........................................   417,786
                                                      --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d).............................................    44,016
  Investment securities purchased...................     9,498
  Fund shares redeemed..............................       286
  Payable for investment advisory and management
    fees (Note 3)...................................       225
  Payable for distribution fees (Note 3)............        29
Accrued Expenses....................................        93
                                                      --------
Total liabilities...................................    54,147
                                                      --------
Net assets..........................................  $363,639
                                                      ========
@ Market value of securities on loan $42,041.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 45,812
  shares outstanding................................  $442,236
Accumulated undistributed net investment loss.......      (521)
Accumulated net realized loss on investments and
  foreign currency transactions.....................   (86,634)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................     8,558
                                                      --------
Net assets..........................................  $363,639
                                                      ========
 @ Market value of securities on loan $42,041.

Class A
  Net asset value per share ($213,377 / 26,859 shares
    outstanding).......................................  $7.94
                                                         -----
  Maximum offering price per share($7.94 / 95.5%)......  $8.31
                                                         =====
Class B
  Net asset value per share ($72,293 / 9,118 shares
    outstanding).......................................  $7.93
                                                         =====
Class C
  Net asset value per share ($77,968 / 9,835 shares
    outstanding).......................................  $7.93
                                                         -----
  (Maximum offering price per share ($7.93 / 99.0%)....  $8.01
                                                         =====
Class Y
  Net asset value per share ($1 /  @@ shares
    outstanding).......................................  $7.94
                                                         =====
@@ Due to the presentation of the financial statements in
  thousands, the number or shares and/or dollars round to
  zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- 0.5%
            GENERAL OBLIGATIONS -- 0.5%
  $150      Illinois (State of), 5.10%, General Obligation
              Taxable Pension 06/01/2033......................  AA            $   136
                                                                              -------
            Total municipal bonds
              (cost $149).....................................                $   136
                                                                              =======
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 8.8%
            FINANCE -- 8.8%
    35      AmeriCredit Automobile Receivables Trust,
              8.40%, Ser 2002-1 Class E
              08/06/2009(d)...................................  BB            $    33
    93      AQ Finance CEB Trust,
              6.12%, Ser 2003-CE1A
              08/25/2033(d)(f)................................  BBB                91
    75      Citibank Credit Card Issuance Trust,
              5.00%, Ser 2003-C4 Class C4
              06/10/2015......................................  BBB                70
   100      DLJ Mortgage Acceptance Corp.,
              7.50%, Ser 1995-CF2 Class B1
              12/17/2027(d)...................................  AAA               100
   200      First Union-Lehman Brothers-Bank of America,
              6.56%, Ser 1998-C2 Class A2
              11/18/2035......................................  AAA               223
   100      Ford Credit Auto Owner Trust,
              4.29%, Ser 2003-A Class C
              11/15/2007......................................  BBB               100
   200      General Electric Commercial Mortgage Corp.,
              5.00%, Ser 2002-3A Class A2,
              12/10/2037......................................  AAA               203
   167      GMAC Commercial Mortgage Securities, Inc.,
              3.34%, Ser 2003-C1 Class A1
              05/10/2036......................................  AAA               161
    43      Green Tree Financial Corp.,
              7.30%, Ser 1995-9 Class A6
              01/15/2026......................................  AAA                46
    28      Green Tree Financial Corp.,
              7.35%, Ser 1996-3 Class A5
              05/15/2027......................................  AAA                30
   186      J.P. Morgan Chase Commercial Mortgage Security
              Corp.,
              4.33% Ser 2002-C2 Class A1
              12/12/2034......................................  AAA               188
   193      J.P. Morgan Chase Commercial Mortgage Security
              Corp.,
              4.37% Ser 2002-CIB5 Class A1
              10/12/2037......................................  Aaa*              196

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            FINANCE -- (CONTINUED)
  $189      Morgan Stanley Dean Witter Capital I,
              5.38%, Ser 2002-TOP7 Class A1
              01/15/2039......................................  Aaa*          $   200
   100      Navistar Financial Corp. Owner Trust,
              3.08%, Ser 2003-A Class B
              11/15/2009......................................  A                 100
   100      Residential Asset Mortgage Products, Inc.,
              6.14%, Ser 2002-RS3 Class AI4
              06/25/2032......................................  AAA               103
   100      Residential Asset Mortgage Products, Inc.,
              6.59%, Ser 2002-RZ2 Class A5
              06/25/2032......................................  AAA               103
    31      Salomon Smith Barney Auto Loan Trust, 8.00%,
              Ser 2002-1 Class D
              02/15/2009(d)...................................  Ba2*               31
    19      Soundview Home Equity Loan Trust, Inc.,
              8.64%, Ser 2000-1 Class M1
              05/25/2030......................................  AA                 21
   100      Wachovia Bank Commercial Mortgage Trust,
              4.87%, Ser 2003-C3 Class A2
              02/15/2035......................................  AAA               100
   100      WFS Financial Owner Trust,
              3.05%, Ser 2003-2 Class C
              12/20/2010......................................  A                 101
    41      Whole Auto Loan Trust,
              6.00%, Ser 2002-1 Class D
              04/15/2009 (d)..................................  BB                 41
                                                                              -------
                                                                                2,241
                                                                              -------
            Total asset backed and commercial mortgage
              securities
              (cost $2,256)...................................                $ 2,241
                                                                              =======
CORPORATE BONDS: INVESTMENT GRADE -- 16.6%
            BASIC MATERIALS -- 1.3%
    75      Methanex Corp.,
              7.75%, 08/15/2005...............................  BBB-          $    79
   100      Noranda, Inc.,
              8.375%, 02/15/2011..............................  BBB-              117
   100      Phelps Dodge Corp.,
              9.50%, 06/01/2031...............................  BBB-              129
                                                                              -------
                                                                                  325
                                                                              -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CAPITAL GOODS -- 0.8%
  $100      Bombardier, Inc.,
              6.75%, 05/01/2012(d)............................  BBB-          $   106
   100      Tyco International Group S.A.,
              6.375%, 02/15/2006..............................  BBB-              106
                                                                              -------
                                                                                  212
                                                                              -------
            CONSUMER CYCLICAL -- 0.7%
    50      General Motors Corp.,
              7.125%, 07/15/2013..............................  BBB                52
   100      PHH Corp.,
              6.00%, 03/01/2008...............................  BBB+              107
    25      Toys 'R' Us, Inc.,
              7.875%, 04/15/2013..............................  BBB-               28
                                                                              -------
                                                                                  187
                                                                              -------
            ENERGY -- 0.7%
    70      Pemex Project Funding Master Trust,
              7.375%, 12/15/2014..............................  BBB-               74
   100      Valero Energy Corp.,
              7.50%, 04/15/2032...............................  BBB               109
                                                                              -------
                                                                                  183
                                                                              -------
            FINANCE -- 4.7%
   150      Capital One Financial Corp.,
              7.125%, 08/01/2008..............................  BB+               162
   100      Ford Motor Credit Co.,
              6.50%, 01/25/2007...............................  BBB               103
   100      Household Finance Corp.,
              7.00%, 05/15/2012...............................  A                 113
   842      Queensland Treasury Corp. (Australian Dollar),
              6.50%, 06/14/2005...............................  AAA               606
   200      UFJ Finance Aruba AEC,
              6.75%, 07/15/2013...............................  BBB-              209
                                                                              -------
                                                                                1,193
                                                                              -------
            HEALTH CARE -- 1.4%
    15      Bausch & Lomb, Inc.,
              6.95%, 11/15/2007...............................  BBB-               16
    53      Bausch & Lomb, Inc.,
              7.125%, 08/01/2028..............................  BBB-               52
   100      HCA, Inc.,
              6.95%, 05/01/2012...............................  BBB-              104
    75      Manor Care, Inc.,
              6.25%, 05/01/2013...............................  BBB                77
   100      Universal Health Services, Inc.,
              6.75%, 11/15/2011...............................  BBB               106
                                                                              -------
                                                                                  355
                                                                              -------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            SERVICES -- 2.0%
  $ 10      American Greetings Corp.,
              6.10%, 08/01/2028...............................  BBB-          $    10
   100      Comcast Cable Communications, Inc.,
              6.75%, 01/30/2011...............................  BBB               111
   150      Hyatt Equities LLC,
              6.875%, 06/15/2007(d)...........................  BBB               159
   100      Interactive Corp.,
              7.00%, 01/15/2013...............................  BBB-              110
   100      News America Holdings, Inc.,
              7.75%, 01/20/2024...............................  BBB-              115
                                                                              -------
                                                                                  505
                                                                              -------
            TECHNOLOGY -- 3.0%
   100      AOL Time Warner, Inc.,
              6.875%, 05/01/2012..............................  BBB+              111
   210      AT&T Wireless Services, Inc.,
              8.125%, 05/01/2012..............................  BBB               243
   100      France Telecom S.A.,
              9.00%, 03/01/2011...............................  BBB               121
   150      Intelsat Ltd.,
              6.50%, 11/01/2013(d)............................  BBB+              149
   100      Motorola, Inc.,
              8.00%, 11/01/2011...............................  BBB               116
    20      Rogers Cable, Inc.,
              6.25%, 06/15/2013...............................  BBB-               20
                                                                              -------
                                                                                  760
                                                                              -------
            TRANSPORTATION -- 0.4%
   100      Delta Air Lines, Inc.,
              7.11%, 09/18/2011...............................  A                 102
                                                                              -------
            UTILITIES -- 1.7%
    60      Centerpoint Energy, Inc.,
              5.875%, 06/01/2008(d)...........................  BBB-               62
    55      Centerpoint Energy, Inc.,
              6.85%, 06/01/2015(d)............................  BBB-               55
   100      FirstEnergy Corp.,
              6.45%, Ser B 11/15/2011.........................  BBB-              106
   100      Texas-New Mexico Power Co.,
              6.125%, 06/01/2008 (with rights)(d).............  BBB-              101
   100      Western Resources, Inc.,
              7.875%, 05/01/2007..............................  BBB-              113
                                                                              -------
                                                                                  437
                                                                              -------
            Total corporate bonds: investment grade
              (cost $3,925)...................................                $ 4,259
                                                                              =======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INCOME FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 30.9%
            BASIC MATERIALS -- 6.7%
  $200      Abitibi-Consolidated, Inc.,.......................
              6.00%, 06/20/2013                                 BB+           $   187
   100      AK Steel Corp.,...................................
              7.75%, 06/15/2012                                 B+                 68
   100      Boise Cascade Corp.,..............................
              7.35%, 02/01/2016                                 BB+               101
   100      Bowater Canada Finance,...........................
              7.95%, 11/15/2011                                 BB+               101
   100      Bowater, Inc.,....................................
              6.50%, 06/15/2013                                 BB+                92
   100      Cascades, Inc.,...................................
              7.25%, 02/15/2013                                 BB+               104
    70      Crown European Holdings S.A.,.....................
              9.50%, 03/01/2011                                 B+                 78
    40      Equistar Chemicals LP,............................
              8.75%, 02/15/2009                                 BB-                40
    75      FMC Corp.,........................................
              10.25%, 11/01/2009                                BB+                88
   100      Georgia-Pacific Corp.,............................
              8.875%, 05/15/2031                                BB+               106
    35      Jefferson Smurfit Corp.,..........................
              7.50%, 06/01/2013                                 B                  36
    60      Lyondell Chemical Co.,............................
              9.50%, 12/15/2008                                 BB-                60
    15      Norampac, Inc.,...................................
              6.75%, 06/01/2013(d)                              BB+                16
    30      Norske Skog Canada, Inc.,.........................
              8.625%, Ser D 06/15/2011                          BB                 31
   100      Nova Chemicals Corp.,.............................
              7.00%, 05/15/2006                                 BB+               104
    20      Oregon Steel Mills, Inc.,.........................
              10.00%, 07/15/2009                                B                  16
    75      Owens-Brockway Glass. Containers,
              8.75%, 11/15/2012                                   BB               82
    55      Pacifica Papers, Inc.,............................
              10.00%, 03/15/2009                                BB                 58
    15      Peabody Energy Corp.,.............................
              6.875%, 03/15/2013                                BB-                16
    75      Plastipak Holdings, Inc.,.........................
              10.75%, 09/01/2011                                B+                 83
    70      PolyOne Corp.,....................................
              8.875%, 05/01/2012                                BB-                58
    50      Potlatch Corp.,...................................
              10.00%, 07/15/2011                                BB-                56
    95      Rhodia S.A.,......................................
              8.875%, 06/01/2011(d)                             B                  85
    50      United States Steel LLC.,.........................
              10.75%, 08/01/2008                                BB-                55
                                                                              -------

                                                                                1,721
                                                                              -------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            CAPITAL GOODS -- 1.5%
  $ 55      American Standard, Inc.,..........................
              7.375%, 02/01/2008                                BB+           $    61
    50      Cummins, Inc.,....................................
              7.125%, 03/01/2028                                BB+                46
    10      Rexnord Corp.,....................................
              10.125%, 12/15/2012                               B-                 11
    30      SPX Corp.,........................................
              6.25%, 06/15/2011                                 BB+                30
    15      TD Funding Corp.,.................................
              8.375%, 07/15/2011(d)                             B-                 16
    75      Terex Corp.,......................................
              10.375%, Ser B 04/01/2011                         B                  85
    25      Universal Compression, Inc.,......................
              7.25%, 05/15/2010                                 B+                 26
   100      Xerox Corp.,......................................
              7.125%, 06/15/2010                                B+                102
                                                                              -------
                                                                                  377
                                                                              -------

            CONSUMER CYCLICAL -- 4.0%
    50      AutoNation, Inc.,.................................
              9.00%, 08/01/2008                                 BB+                57
    50      Dana Corp.,.......................................
              6.50%, 03/01/2009                                 BB                 49
    25      Dana Corp.,.......................................
              6.50%, 03/15/2008                                 BB                 25
    20      Dana Corp.,.......................................
              7.00%, 03/01/2029                                 BB                 18
   100      Delhaize America, Inc.,...........................
              7.375%, 04/15/2006                                BB+               107
    75      Ingles Markets, Inc.,.............................
              8.875%, 12/01/2011                                B+                 72
   100      KB Home,..........................................
              7.75%, 02/01/2010                                 BB-               105
    50      Penney (J.C.) Co., Inc.,..........................
              8.125%, 04/01/2027                                BB+                52
    85      Penney (J.C.) Co., Inc.,..........................
              8.25%, 08/15/2022                                 BB+                88
    75      Phillips Van-Heusen Corp.,........................
              7.75%, 11/15/2023                                 BB                 74
    50      Saks, Inc.,.......................................
              7.50%, 12/01/2010                                 BB                 54
    75      Schuler Homes, Inc.,..............................
              9.375%, 07/15/2009                                BB                 84
   100      Standard-Pacific Corp.,...........................
              6.50%, 10/01/2008                                 BB                101
    50      Toll Corp.,.......................................
              8.00%, 05/01/2009                                 BB+                53
    25      TRW Automotive, Inc.,.............................
              9.375%, 02/15/2013(d)                             B+                 28
    25      United Components, Inc.,..........................
              9.375%, 06/15/2013(d)                             B                  26
    30      Warnaco, Inc.,....................................
              8.875%, 06/15/2013(d)                             B                  32
                                                                              -------
                                                                                1,025
                                                                              -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- 0.5%
  $ 30      Del Monte Corp.,..................................
              8.625%, 12/15/2012(d)                             B             $    33
    40      Smithfield Foods, Inc.,...........................
              7.75%, 05/15/2013                                 BB                 43
    50      Tembec Industries, Inc.,..........................
              7.75%, 03/15/2012                                 BB                 47
                                                                              -------

                                                                                  123
                                                                              -------

            ENERGY -- 2.1%
    30      Clark R&M, Inc.,..................................
              8.625%, 08/15/2008                                BB-                31
   100      CONSOL Energy, Inc.,..............................
              7.875%, 03/01/2012                                BB+               103
    50      Gulfterra Energy Partners, Inc.,..................
              6.25%, 06/01/2010(d)                              BB                 50
    45      Houston Exploration Co.,..........................
              7.00%, 06/15/2013(d)                              B+                 46
    30      Key Energy Services, Inc.,........................
              6.375%, 05/01/2013                                BB                 30
    46      Port Arthur Finance Corp.,........................
              12.50%, 01/15/2009                                BB                 54
    15      Premcor Refining Group, Inc.,.....................
              9.25%, 02/01/2010                                 BB-                17
    25      Tom Brown, Inc.,..................................
              7.25%, 09/15/2013                                 BB-                26
    50      Vintage Petroleum, Inc.,..........................
              8.25%, 05/01/2012                                 BB-                55
    50      Williams Companies, Inc.,.........................
              8.625%, 06/01/2010                                B+                 55
    75      XTO Energy, Inc.,.................................
              6.25%, 04/15/2013                                 BB                 78
                                                                              -------

                                                                                  545
                                                                              -------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            FINANCE -- 3.1%
  $100      Brazil (Republic of),.............................
              2.06%, 04/15/2012 (f)                             B+            $    84
    50      Columbia (Republic of),...........................
              10.00%, 01/23/2012                                BB                 52
    60      Columbia (Republic of),...........................
              10.75%, 01/15/2013                                BB                 66
    40      Dominican Republic,...............................
              9.04%, 01/23/2013                                 B-                 32
    21      Forest City Enterprises, Inc.,....................
              7.625%, 06/01/2015                                BB-                22
    75      Interpool, Inc.,..................................
              7.35%, 08/01/2007                                 BB-                70
    75      IPC Acquisition Corp.,............................
              11.50%, 12/15/2009                                B-                 78
   100      LNR Property Corp.,...............................
              7.625%, 07/15/2013(d)                             B+                103
   100      Peru (Republic of),...............................
              4.50%, 03/07/2017                                 BB-                89
    50      Philippines (Republic of),........................
              10.625%, 03/16/2025                               BB                 54
    70      United Rentals, Inc.,.............................
              10.75%, Ser B 04/15/2008                          BB-                79
   100      Venezuela (Republic of),..........................
              9.25%, 09/15/2027                                 B-                 80
                                                                              -------
                                                                                  809
                                                                              -------

            HEALTH CARE -- 0.6%
    20      Omnicare, Inc.,...................................
              6.125%, 06/01/2013                                BB+                20
    60      Select Medical Corp.,.............................
              9.50%, 06/15/2009                                 B                  65
    75      Tenet Healthcare Corp.,...........................
              5.00%, 07/01/2007                                 BB-                70
                                                                              -------
                                                                                  155
                                                                              -------

            SERVICES -- 4.6%
   110      Allied Waste North America,. Inc.,
              7.875%, Ser B 01/01/2009                            BB-             115
    40      American Greetings Corp.,.........................
              11.75%, 07/15/2008                                BB+                46
    75      Aztar Corp.,......................................
              8.875%, 05/15/2007                                B+                 78
    15      CBD Media, Inc.,..................................
              8.625%, 06/01/2011(d)                             B-                 16
    75      CSC Holdings, Inc.,...............................
              7.875%, 12/15/2007                                BB-                77
    70      Echostar DBS Corp.,...............................
              5.75%, 10/01/2008(d)                              BB-                70
   100      HMH Properties, Inc.,.............................
              7.875%, Ser B 08/01/2008                          B+                103
    90      Hollinger International, Inc.,....................
              9.00%, 12/15/2010                                 B                  95
    50      John Q. Hammons Hotels, Inc.,.....................
              8.875%, Ser B 05/15/2012                          B                  55
    30      Lamar Media Corp.,................................
              7.25%, 01/01/2013                                 B                  32
    50      Primedia, Inc.,...................................
              7.625%, 04/01/2008                                B                  50
    50      Primedia, Inc.,...................................
              8.00%, 05/15/2013(d)                              B                  51
    45      R.H. Donnelley Financial Corp.,...................
              8.875%, 12/15/2010(d)                             B+                 50
    50      Service Corp. International,......................
              6.50%, 03/15/2008                                 BB-                50
   100      Service Corp. International,......................
              7.70%, 04/15/2009                                 BB-               104
    75      Six Flags, Inc.,..................................
              8.875%, 02/02/2010                                B-                 71
   100      Starwood Hotels & Resorts. Worldwide, Inc.,
              7.875%, 05/01/2012                                  BB+             110
                                                                              -------
                                                                                1,173
                                                                              -------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INCOME FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- 4.3%
  $ 45      Amkor Technology, Inc.,
              7.75%, 05/15/2013(d)............................  B             $    48
    50      Cincinnati Bell, Inc.,
              8.375%, 01/15/2014(d)...........................  B-                 50
   125      Crown Castle International Corp.,
              10.75%, 08/01/2011..............................  CCC               140
    30      DirecTV Holdings LLC,
              8.375%, 03/15/2013..............................  B                  34
    60      Fimep S.A.,
              10.50%, 02/15/2013..............................  B+                 70
    75      Fisher Scientific International, Inc.,
              8.125%, 05/01/2012..............................  B+                 81
    95      L-3 Communications Corp.,
              6.125%, 07/15/2013..............................  BB-                94
    50      Mediacom LLC,
              9.50%, 01/15/2013...............................  B+                 47
   200      Nextel Communications, Inc.,
              7.375%, 08/01/2015..............................  B+                208
    50      PanAmSat Corp.,
              6.875%, 01/15/2028..............................  BB-                49
    95      PerkinElmer, Inc.,
              8.875%, 01/15/2013..............................  BB-               104
   100      Rogers Cantel, Inc.,
              8.30%, 10/01/2007...............................  BB+               103
    75      US West Communications,
              7.20%, 11/01/2004...............................  B-                 77
                                                                              -------
                                                                                1,105
                                                                              -------
            TRANSPORTATION -- 0.6%
   100      Royal Caribbean Cruises Ltd.,
              7.25%, 08/15/2006...............................  BB+               105
    45      Teekay Shipping Corp.,
              8.32%, 02/01/2008...............................  BB+                49
                                                                              -------
                                                                                  154
                                                                              -------
            UTILITIES -- 2.9%
   100      Calpine Canada Energy Financial,
              8.50%, 05/01/2008...............................  CCC+               74
    25      El Paso Corp.,
              7.80%, 08/01/2031...............................  B                  19
    25      Illinois Power Co.,
              11.50%, 12/15/2010..............................  B                  30
    25      Illinois Power Co.,
              7.50%, 06/15/2009...............................  B                  27
    50      Montana Power Co.,
              7.30%, 12/01/2006(d)............................  D                  51
   100      Nevada Power Co.,
              9.00%, 08/15/2013(d)............................  BB                106
    60      PG&E Corp.,
              6.875%, 07/15/2008(d)...........................  NR                 64

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            UTILITIES -- (CONTINUED)
  $100      Southern California Edison Co.,
              8.00%, 02/15/2007...............................  BB            $   112
    45      TECO Energy, Inc.,
              7.50%, 06/15/2010...............................  BB+                46
   100      Tennessee Gas Pipeline Co.,
              8.375%, 06/15/2032..............................  B+                101
   100      Transcontinental Gas Pipeline Corp.,
              6.125%, 01/15/2005..............................  B+                102
                                                                              -------
                                                                                  732
                                                                              -------
            Total corporate bonds:
              non-investment grade
              (cost $7,536)...................................                $ 7,919
                                                                              =======

U.S. GOVERNMENT SECURITIES -- 40.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.4%
  1,161     5.50% 2032........................................  $ 1,172
    200     6.00% 2028........................................      209
                                                                -------
                                                                  1,381
                                                                -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.8%
    872     5.00% 2017........................................      885
  2,615     5.50% 2032 -- 2033................................    2,641
                                                                -------
                                                                  3,526
                                                                -------
            U.S. TREASURY SECURITIES -- 21.6%
  4,355     3.625% 2008(e)....................................    5,530
                                                                -------
            Total U.S. government securities
              (cost $10,447)..................................  $10,437
                                                                =======
            Total long-term investments
              (cost $24,313)..................................  $24,992
                                                                =======
SHORT-TERM INVESTMENTS -- 0.8%
            FINANCE -- 0.8%
     46     Banc One Joint Repurchase Agreement,
              0.97%, 11/03/2003 (Note 2f).....................  $    47
     73     BNP Paribas Joint Repurchase Agreement,
              0.99%, 11/03/2003 (Note 2f).....................       73
     73     UBS Warburg Joint Repurchase Agreement,
              0.98%, 11/03/2003 (Note 2f).....................       73
                                                                -------
                                                                    193
                                                                -------
            Total short-term investments
              (cost $193).....................................  $   193
                                                                =======
            Total investments in securities
              (cost $24,506)(a)...............................  $25,185
                                                                =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 (a) At October 31, 2003, the cost of securities for federal income tax purposes is $24,506 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $ 841
      Unrealized depreciation...........................   (161)
                                                          -----
      Net unrealized appreciation.......................  $ 680
                                                          =====

 (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.43% of total net asset as of October 31, 2003.

 (d) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $1,869, which represents 7.30% of total net assets.

 (e) U.S. Treasury inflation protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (f) Variable rate securities; the yield reported is the rate in effect as of October 31, 2003.

  *  Moody's Rating

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $24,506).........................................  $ 25,185
Cash...............................................         1
Foreign currency on deposit with custodian (cost
  $1)..............................................         1
Receivables:
  Fund shares sold.................................       285
  Dividends and interest...........................       367
Other assets.......................................        40
                                                     --------
Total assets.......................................    25,879
                                                     --------
LIABILITIES
Payables:
  Investment securities purchased..................       200
  Fund shares redeemed.............................        59
  Payable for investment advisory and management
    fees (Note 3)..................................        12
  Payable for distribution fees (Note 3)...........         2
Accrued Expenses...................................        15
                                                     --------
Total liabilities..................................       288
                                                     --------
Net assets.........................................  $ 25,591
                                                     ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 2,430
  shares outstanding...............................  $ 24,901
Accumulated undistributed net investment income....        30
Accumulated net realized loss on investments and
  foreign currency transactions....................       (20)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency......       680
                                                     --------
Net assets.........................................  $ 25,591
                                                     ========

Class A
  Net asset value per share ($15,836 / 1,504 shares
    outstanding)......................................  $10.53
                                                        ------
  Maximum offering price per share ($10.53 / 95.5%)...  $11.03
                                                        ======
Class B
  Net asset value per share ($4,705 / 447 shares
    outstanding)......................................  $10.53
                                                        ======
Class C
  Net asset value per share ($5,050 / 479 shares
    outstanding)......................................  $10.55
                                                        ------
  Maximum offering price per share ($10.55 / 99.0%)...  $10.66
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 2.7%
            FINANCE -- 2.7%
 $   750    Bear Stearns Commercial Mortgage Security,
              2.02%, Ser 2003-BA1A Class E 04/14/2015(d)(e)...  AA-           $    749
   1,000    Capital One Multi-Asset Execution Trust,
              2.29%, Ser 2003-B1 Class B1 02/17/2009(d).......  A                1,001
   1,000    Commercial Mortgage Pass-Through Certificate,
              2.12%, Ser 2003-FL 8 Class E 07/15/2015(d)(e)...  A+               1,000
     400    CS First Boston Mortgage Securities Corp.,
              2.52%, Ser 2002-TFLA Class D 11/18/2012(d)(e)...  A                  401
     600    CS First Boston Mortgage Securities Corp.,
              2.69%, Ser 2002-TFLAC Class E
              11/18/2012(d)(e)................................  A-                 601
     250    CS First Boston Mortgage Securities Corp.,
              3.87%, Ser 2002-FL2A Class D 12/18/2010(d)(e)...  BBB                250
     421    GMAC Commercial Mortgage Securities, Inc.,
              2.12%, Ser 2003-FL1A Class C 03/11/2015(d)(e)...  A                  421
     474    J.P. Morgan Chase Commercial Mortgage Security,
              2.07%, Ser 2003-FL1A Class C 02/17/2015(d)(e)...  A                  474
     400    Lehman Brothers Commercial Mortgage Trust,
              1.97%, Ser 2000-LLFA Class G 11/19/2012(d)(e)...  A                  400
   1,000    Lehman Brothers Commercial Mortgage Trust,
              2.27%, Ser 2003-LLFA Class G 12/16/2014(d)(e)...  A+               1,000
     400    Lehman Brothers Commercial Mortgage Trust,
              2.52%, Ser 2002-LLFA Class J 06/14/2017(d)(e)...  BBB+               395
     164    Merrill Lynch Mortgage Investors, Inc.,
              2.12%, Ser 2000-FF1 Class M2 03/01/2031(d)......  A                  165

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            FINANCE -- (CONTINUED)
 $ 1,000    Morgan Stanley Capital I,
              2.42%, Ser 2003-XLF Class G 07/15/2017(d)(e)....  A             $  1,004
   1,000    Salomon Brothers Mortgage Securities VII,
              2.12%, Ser 2003-CDCA Class E 02/15/2015(d)(e)...  AA-              1,000
   1,000    Wachovia Bank Commercial Mortgage Trust,
              2.47%, Ser 2003-WHL2 Class G 06/15/2013(d)(e)...  A                1,000
                                                                                 9,861
                                                                              --------
            Total asset backed and commercial mortgage
              securities
              (cost $9,840)...................................                $  9,861
                                                                              ========
CORPORATE BONDS: INVESTMENT GRADE -- 0.3%
            FINANCE -- 0.3%
      75    General Motors Acceptance Corp.,
              1.99%, 03/22/2004...............................  BBB           $     75
   1,000    General Motors Acceptance Corp.,
              3.14%, 03/04/2005...............................  BBB              1,011
                                                                              --------
                                                                                 1,086
                                                                              --------
            Total corporate bonds: investment grade (cost
              $1,077).........................................                $  1,086
                                                                              ========

U.S. GOVERNMENT SECURITIES -- 96.5%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.7%
            Tennessee Valley Authority
   2,000    3.375% 2007(f)....................................  $  2,513
                                                                --------
            U.S. TREASURY SECURITIES -- 95.8%
  29,160    1.875% 2013(f)....................................    29,080
  35,310    3.00% 2012(f).....................................    39,673
  28,220    3.375% 2007 -- 2032(f)............................    35,642
  29,540    3.50% 2011(f).....................................    35,305
  60,410    3.625% 2008 -- 2028(f)............................    80,393
  68,475    3.875% 2009 -- 2029(f)............................    92,336
  33,770    4.25% 2010(f).....................................    43,181
                                                                --------
                                                                 355,610
                                                                --------
            Total U.S. government securities (cost
              $354,444).......................................  $358,123
                                                                ========
            Total investments in securities (cost
              $365,361)(a)....................................  $369,070
                                                                ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 (a) At October 31, 2003, the cost of securities for federal income tax purposes is $365,626 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation..........................  $3,447
     Unrealized depreciation..........................      (3)
                                                        ------
     Net unrealized appreciation......................  $3,444
                                                        ======

 (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (d) Variable Rate Securities, the yield reported is the rate in effect as of October 31, 2003.

 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $8,695, which represents 2.34% of total net assets.
 (f) Inflation-protection securities are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $365,361).........................................  $369,070
Receivables:
  Fund shares sold..................................     4,979
  Dividends and interest............................     2,508
Other assets........................................       272
                                                      --------
Total assets........................................   376,829
                                                      --------
LIABILITIES
Payables:
  Bank Overdraft....................................       389
  Investment securities purchased...................     2,903
  Fund shares redeemed..............................     1,976
  Payable for investment advisory and management
    fees (Note 3)...................................       183
  Payable for distribution fees (Note 3)............        37
Accrued Expenses....................................       110
                                                      --------
Total liabilities...................................     5,598
                                                      --------
Net assets..........................................  $371,231
                                                      ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 400,000 shares authorized; 34,912
  shares outstanding................................  $366,052
Accumulated undistributed net investment income.....       283
Accumulated net realized gain on investments and
  foreign currency transactions.....................     1,187
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................     3,709
                                                      --------
Net assets..........................................  $371,231
                                                      ========

Class A
  Net asset value per share ($142,992 / 13,449 shares
    outstanding)......................................  $10.63
                                                        ------
  Maximum offering price per share ($10.63 / 95.5%)...  $11.13
                                                        ======
Class B
  Net asset value per share ($67,986 / 6,391 shares
    outstanding)......................................  $10.64
                                                        ======
Class C
  Net asset value per share ($160,253 / 15,072 shares
    outstanding)......................................  $10.63
                                                        ------
  Maximum offering price per share ($10.63 / 99.0%)...  $10.74
                                                        ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 92.0%
            BRAZIL -- 1.8%
     11     Empresa Brasileira de Aeronautica S.A. ADR
              (Aerospace Product and Parts Manufacturing).....  $   293
                                                                -------
            CANADA -- 2.1%
      8     Research in Motion Ltd.
              (Wireless Telecommunications Carriers)(a).......      340
                                                                -------
            CHINA -- 0.0%
     28     PICC Property and Casualty Co. Ltd.
              (Insurance Carriers)(a)(f)......................        6
                                                                -------
            FINLAND -- 0.2%
      2     Nokia Oyj (Communications Equipment)..............       28
                                                                -------
            FRANCE -- 18.8%
     29     Alcatel S.A. (Communications Equipment)...........      379
     16     Altran Technologies S.A. (Construction -- Other
              Heavy and Civil Engineering)....................      194
     15     Axa (Insurance Carriers)..........................      279
      4     BNP Paribas (Depository Credit Banking)...........      184
      3     Cie Generale D'Optique Essilor International S.A.
              (Nonmetallic Manuf -- Other)....................      149
      4     Club Mediterranee S.A. (Recreation -- Other
              Amusement & Recreation Indust)..................      148
      1     Pinault-Printemps-Redoute S.A. (Retail --
              Department Stores)..............................      134
      3     Renault S.A. (Retail -- Automobile Dealers).......      192
      3     Rodriguez Group (Ship and Boat Building)..........      204
      3     Total S.A. (Petro and Coal -- Products
              Manufacturing)..................................      404
      2     Unibail Holding (Lessors of Real Estate)..........      189
     15     Vivendi Universal S.A. (Other Services --
              Commercial/Indust Machine & Equip)..............      319
     34     Wanadoo(a) (Internet Providers & Web Search
              Port)...........................................      254
                                                                -------
                                                                  3,029
                                                                -------
            GERMANY -- 10.6%
      3     Allianz AG (Insurance Carriers)...................      285
      7     Bayerische Motoren Werke (BMW) AG (Motor Vehicle
              Manufacturing)..................................      281
      2     Deutsche Bank AG (Depository Credit Banking)......      152
      2     Muenchener Rueckversicherungs-Gesellschaft AG
              (Insurance and Employee Benefit Funds)..........      262
      2     Muenchener Rueckversicherungs-Gesellschaft AG
              Rights (Insurance and Employee Benefit Funds)...       15
     @@     Porsche AG (Motor Vehicle Manufacturing)..........      128
      5     Schering AG (Pharmaceutical & Medicine
              Manufacturing)..................................      230
      5     Siemens AG (Navigate, Measure, Control
              Instruments)....................................      349
                                                                -------
                                                                  1,702
                                                                -------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            HONG KONG -- 6.2%
    142     China Merchants Holdings International Co. Ltd.
              (Other Transportation Equipment)................  $   192
    134     CNOOC Ltd. (Petro and Coal -- Oil & Gas
              Extraction).....................................      253
     37     Esprit Holdings Ltd. (Retail -- Clothing
              Stores).........................................      116
     20     Hutchison Whampoa Ltd. (Activities Related to Real
              Estate).........................................      155
    102     Techtronic Industries Co. Ltd. (Electrical Equip
              Manuf)..........................................      281
                                                                -------
                                                                    997
                                                                -------
            INDONESIA -- 0.8%
      9     P.T. Telekomunikasi Indonesia ADR (Other
              Telecommunications).............................      125
                                                                -------
            IRELAND -- 1.0%
      3     Ryanair Holdings plc ADR (Air Transportation
              Scheduled)(a)...................................      160
                                                                -------
            ISRAEL -- 0.8%
      2     Teva Pharmaceutical Industries Ltd. ADR
              (Pharmaceutical & Medicine Manufacturing).......      131
                                                                -------
            JAPAN -- 7.2%
      2     Fanuc Ltd. (Electrical Equip Manuf -- Component
              Other)..........................................      132
      2     Fast Retailing Co. Ltd. (Retail -- Clothing
              Stores).........................................      146
      3     Ito-Yokado Co. Ltd. (Retail -- Other General
              Merchandise Stores).............................      114
     @@     Mizuho Financial Group, Inc. (Monetary
              Authorities -- Central Bank)....................      132
     21     Nikko Cordial Corp. (Other Financial Investment
              Activities).....................................      113
     @@     Nippon Telegraph & Telephone Corp. (Wired
              Telecommunications Carriers)....................      139
     15     Sumitomo Electric Industries Ltd. (Semiconductor,
              Electronic Compon)..............................      129
     @@     Sumitomo Mitsui Financial Group, Inc.
              (Monetary Authorities -- Central Bank)(a).......      126
     @@     UMC Japan (Semiconductor, Electronic Compon)(a)...      136
                                                                -------
                                                                  1,167
                                                                -------
            MALAYSIA -- 2.0%
    109     Resorts World BHD (Recreation -- Other Amusement &
              Recreation Indust)..............................      315
                                                                -------
            NETHERLANDS -- 2.3%
      7     ASML Holding N.V. (Semiconductor, Electronic
              Compon)(a)......................................      123
     12     European Aeronautic Defence and Space Co.
              (Aerospace Product and Parts Manufacturing).....      239
                                                                -------
                                                                    362
                                                                -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
    VV7     MINING AND METALLURGICAL CO. NORILSK NICKEL ADR
              (Mining -- Metal Ore)...........................  $   366
                                                                -------
            SOUTH KOREA -- 4.2%
      3     Samsung Electronics Co. Ltd. GDR (Audio and Video
              Equipment)(e)...................................      675
                                                                -------
            SPAIN -- 1.3%
     19     Promotora de Informaciones S.A. (Prisa)
              (Cable & Other Subscription Programming)........      214
                                                                -------
            SWEDEN -- 5.4%
     13     Atlas Copco AB-A Shares (Fabricated Metal
              Manf -- Other)..................................      473
                                                                -------
     24     Telefonaktiebolaget LM Ericsson ADR
              (Communications Equipment)(a)...................      401
                                                                -------
                                                                    874
                                                                -------
            SWITZERLAND -- 9.0%
     53     ABB Ltd. (Electrical Equip Manuf).................      311
      3     Converium Holding AG (Insurance Carriers).........      128
     16     Credit Suisse Group (Monetary Authorities --
              Central Bank)...................................      547
      4     Roche Holding AG (Pharmaceutical & Medicine
              Manufacturing)..................................      324
     @@     Serono S.A. Class B (Drugs and Druggists' Sundries
              Merchant).......................................      138
                                                                -------
                                                                  1,448
                                                                -------
            UNITED KINGDOM -- 15.0%
     13     AMVESCAP plc (Other Financial Investment
              Activities).....................................      102
      6     AstraZeneca plc (Pharmaceutical & Medicine
              Manufacturing)..................................      300
     52     British Airways plc (Air Transportation
              Scheduled)(a)...................................      182
     55     Burberry Group plc (Apparel Manufacturing --
              Accessories and Other)..........................      367
    159     Carphone Warehouse plc (Wireless
              Telecommunications Carriers)....................      348
     41     Compass Group plc (Accommodation & Food
              Serv -- Special Food Services)..................      237
     93     Kingfisher plc (Retail -- Other General
              Merchandise Stores).............................      445
     40     Lastminute.com plc (Internet Providers & Web
              Search Port)(a).................................      200
     47     Rolls-Royce Group plc (Machinery Manuf -- Engine,
              Turbine, Power Trans)...........................      151
     36     Vodafone Group plc (Wireless Telecommunications
              Carriers).......................................       75
                                                                -------
                                                                  2,407
                                                                -------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            UNITED STATES -- 1.0%
      6     Bunge Ltd. (Food Manufacturing -- Grain and
              Oilseed Milling)................................  $   157
                                                                -------
            Total common stock (cost $13,191).................  $14,796
                                                                =======
SHARES
---------
     VV
SHORT-TERM INVESTMENTS -- 28.5%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 18.1%
  2,903     Navigator Prime Portfolio.........................  $ 2,903
                                                                -------
PRINCIPAL
AMOUNT
 ------
            OVFINANCE -- 10.4%
 $  243     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      243
    640     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      640
    795     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      795
                                                                -------
                                                                  1,678
                                                                -------
            Total short-term investments (cost $4,581)........  $ 4,581
                                                                =======
            Total investments in securities (cost
              $17,772)(b).....................................  $19,377
                                                                =======

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes was $17,796 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,639
      Unrealized depreciation..........................     (58)
                                                         ------
      Net unrealized appreciation......................  $1,581
                                                         ======

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (e) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." Pursuant to guidelines adopted by the Board of Directors, this issue is deemed to be liquid. The aggregate value of this security at October 31, 2003, was $675, which represents 4.20% of total net assets.

 (f) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of October 31, 2003, was $6, which represents 0.04% of total net assets.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    PERCENTAGE OF
                                                     NET ASSETS
                                                    -------------
DIVERSIFICATION BY INDUSTRY
Basic Materials                                           6.1%
Capital Goods                                             5.2%
Consumer Cyclical                                        13.2%
Consumer Staples                                          1.0%
Energy                                                    4.0%
Finance and Insurance                                    15.7%
Health Care                                               7.0%
Services                                                  7.7%
Technology                                               27.5%
Transportation                                            4.6%
Short Term Investments                                   28.5%
                                                        -----
Total                                                   120.5%
                                                        =====

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2003

                                                                               CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                               MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                                               ------------         --------         ----------         --------------
British Pound (Buy)                                           $139               $139           11/03/2003               @@
Euro (Buy)                                                      96                 96           11/03/2003               @@
Euro (Buy)                                                     265                265           11/04/2003               @@
Hong Kong Dollar (Buy)                                          39                 39           11/04/2003               @@
Hong Kong Dollar (Buy)                                           6                  6           11/06/2003               @@
Japanese Yen (Buy)                                              26                 26           11/06/2003               @@
Swedish Krona (Buy)                                             44                 44           11/04/2003               @@
Swiss Franc (Buy)                                               84                 85           11/03/2003              $(1)
Swiss Franc (Buy)                                               57                 57           11/04/2003               @@
Japanese Yen (Sell)                                             10                 10           11/04/2003               @@
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===
@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $16,094) @ ........................................  $17,699
Repurchase agreements, at value; (cost $1,678).......    1,678
Cash.................................................        1
Foreign currency on deposit with custodian (cost
  $10)...............................................       10
Receivables:
  Investment securities sold.........................      170
  Fund shares sold...................................      523
  Dividends and interest.............................       10
Other assets.........................................       26
                                                       -------
Total assets.........................................   20,117
                                                       -------
LIABILITIES
Unrealized depreciation on forward foreign currency
  contracts..........................................        1
Payables:
  Payable upon return of securities loaned (Note
    2d)..............................................    2,903
  Investment securities purchased....................    1,081
  Fund shares redeemed...............................       20
  Payable for investment advisory and management fees
    (Note 3).........................................       12
  Payable for distribution fees (Note 3).............        1
Accrued Expenses.....................................       12
                                                       -------
Total liabilities....................................    4,030
                                                       -------
Net assets...........................................  $16,087
                                                       =======
 @  Market value of securities on loan $2,746.
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 1,679 shares
  outstanding........................................  $14,403
Accumulated undistributed net investment income......        1
Accumulated net realized gain on investments and
  foreign currency transactions......................       77
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency....................    1,606
                                                       -------
Net assets...........................................  $16,087
                                                       =======

Class A
  Net asset value per share ($11,362 / 1,181 shares
    outstanding)......................................  $ 9.62
                                                        ------
  Maximum offering price per share ($9.62 / 94.5% )...  $10.18
                                                        ======
Class B
  Net asset value per share ($2,148 / 227 shares
    outstanding)......................................  $ 9.46
                                                        ======
Class C
  Net asset value per share ($2,285 / 241 shares
    outstanding)......................................  $ 9.46
                                                        ------
  Maximum offering price per share ($9.46 / 99.0%)....  $ 9.56
                                                        ======
Class Y
  Net asset value per share ($292 / 30 shares
    outstanding)......................................  $ 9.69
                                                        ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 97.0%
            AUSTRALIA -- 0.5%
    131     Rinker Group Ltd. (Construction -- Other Heavy
              Construction)...................................  $    588
                                                                --------
            AUSTRIA -- 0.6%
     58     Telekom Austria AG (Other
              Telecommunications)(a)(e).......................       617
                                                                --------
            BRAZIL -- 1.5%
     20     Empresa Brasileira de Aeronautica S.A. ADR
              (Aerospace Product and Parts Manufacturing).....       519
     24     Petroleo Brasileiro S.A. ADR (Petro and
              Coal -- Oil & Gas Extraction)...................       564
     28     Uniao de Bancos Brasileiros S.A. GDR (Other
              Financial Investment Activities)................       610
                                                                --------
                                                                   1,693
                                                                --------
            CANADA -- 3.8%
     15     Canadian National Railway Co.
              (Transportation -- Rail)........................       879
     11     Inco Ltd. (Mining and Quarrying Nonmetallic
              Mineral)(a).....................................       365
     45     National Bank of Canada (Depository Credit
              Banking)........................................     1,384
     21     Royal Bank of Canada (Depository Credit
              Banking)........................................     1,021
     11     Talisman Energy, Inc. (Petro and Coal -- Oil & Gas
              Extraction).....................................       552
                                                                --------
                                                                   4,201
                                                                --------
            CHINA -- 0.6%
  1,784     China Telecom Corp. Ltd. (Other
              Telecommunications).............................       591
    202     PICC Property and Casualty Co. Ltd. (Insurance
              Carriers)(a)(f).................................        47
                                                                --------
                                                                     638
                                                                --------
            FINLAND -- 1.2%
     79     Nokia Oyj (Communications Equipment)..............     1,335
                                                                --------
            FRANCE -- 12.8%
     29     Aventis S.A. (Pharmaceutical & Medicine
              Manufacturing)..................................     1,551
     43     Axa (Insurance Carriers)..........................       824
     17     BNP Paribas (Depository Credit Banking)...........       894
     24     Carrefour S.A. (Retail -- Grocery Stores).........     1,275
     20     Cie Generale D'Optique Essilor International S.A.
              (Nonmetallic Manuf -- Other)....................       948
     51     France Telecom S.A. (Other Telecommunications)....     1,233
     29     Lafarge S.A. (Nonmetallic Manuf -- Cement and
              Concrete Product)...............................     2,090
      8     Pinault-Printemps-Redoute S.A. (Retail --
              Department Stores)..............................       844
     23     Schneider Electric S.A. (Miscellaneous
              Manufacturing)..................................     1,317

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            FRANCE -- (CONTINUED)
     28     Societe Television Francaise 1 (Radio and
              Television Broadcasting)........................  $    837
     15     Total S.A. (Petro and Coal -- Products
              Manufacturing)..................................     2,347
                                                                --------
                                                                  14,160
                                                                --------
            GERMANY -- 4.2%
     24     Bayerische Motoren Werke (BMW) AG (Motor Vehicle
              Manufacturing)..................................       971
     30     DaimlerChrysler AG (Motor Vehicle
              Manufacturing)..................................     1,099
    104     Deutsche Telekom AG (Wired Telecommunications
              Carriers)(a)....................................     1,634
     19     E.ON AG (Miscellaneous Manufacturing).............       971
                                                                --------
                                                                   4,675
                                                                --------
            HONG KONG -- 1.0%
    134     Cheung Kong (Holdings) Ltd. (Activities Related to
              Real Estate)....................................     1,117
                                                                --------
            IRELAND -- 0.6%
     72     Ryanair Holdings plc (Air Transportation
              Scheduled)(a)...................................       600
                                                                --------
            ITALY -- 2.8%
     70     ENI-Ente Nazionale Idrocarburi S.p.A. (Petro and
              Coal -- Oil & Gas Extraction)...................     1,110
    103     Fiat S.p.A. (Motor Vehicle Manufacturing).........       808
    225     UniCredito Italiano S.p.A. (Commercial Banking)...     1,109
                                                                --------
                                                                   3,027
                                                                --------
            JAPAN -- 15.4%
    107     Asahi Glass Co. Ltd. (Nonmetallic Manuf -- Glass
              and Glass Product)..............................       845
     68     Dai Nippon Printing Co. Ltd. (Printing and Related
              Support Activities).............................     1,050
     29     Fuji Photo Film Co. Ltd. (Miscellaneous
              Manufacturing)..................................       855
     18     Honda Motor Co. Ltd. (Retail -- Other Motor
              Vehicle Dealers)................................       723
     40     Kao Corp. (Retail -- Other General Merchandise
              Stores).........................................       822
      3     Keyence Corp. (Electrical Equip Manuf -- Component
              Other)..........................................       638
     41     Matsushita Electric Industrial Co. Ltd. (Audio and
              Video Equipment)................................       540
      8     Nintendo Co. Ltd. (Toy Manufacturing).............       626
    156     Nippon Express Co. Ltd. (Wired Telecommunications
              Carriers).......................................       704
      5     Nomura Research Institute Ltd. (Other Information
              Services).......................................       533
     47     Nomura Securities Co. Ltd. (Other Financial
              Investment Activities)..........................       807
      1     NTT DoCoMo, Inc. (Wireless Telecommunications
              Carriers).......................................     1,576
      2     OBIC Co. Ltd. (Computer and Peripheral)...........       528
      7     Orix Corp. (Activities Related to Real Estate)....       589

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
      7     Rohm Co. Ltd. (Semiconductor, Electronic
              Compon).........................................  $    917
     28     Shin-Etsu Chemical Co. Ltd. (Resin, Synthetic
              Rubber, Filaments)..............................     1,049
     35     Shionogi & Co. Ltd. (Pharmaceutical & Medicine
              Manufacturing)..................................       587
      1     SKY Perfect Communications, Inc. (Cable and Other
              Program Distribution)(a)........................       780
     93     Sompo Japan Insurance, Inc. (Agencies, Brokerages,
              Other Insurance Activities).....................       770
     10     Sony Corp. (Audio and Video Equipment)............       352
     17     Sony Corp. ADR (Audio and Video Equipment)........       591
    102     Sumitomo Trust & Banking Co. Ltd. (International
              Trade Financing (Foreign Banks))................       570
    129     The Bank of Yokohama Ltd. (International Trade
              Financing (Foreign Banks))......................       557
                                                                --------
                                                                  17,009
                                                                --------
            MALAYSIA -- 2.2%
    349     Berjaya Sports Toto Berhad (Other Financial
              Investment Activities)..........................       400
    293     Malayan Banking Berhad (Commercial Banking).......       787
    516     Public Bank Berhad (Commercial Banking)...........       407
    284     Resorts World Berhad (Recreation -- Other
              Amusement & Recreation Indust)..................       822
                                                                --------
                                                                   2,416
                                                                --------
            MEXICO -- 0.9%
     42     America Movil S.A. de C.V. Ser L ADR
              (Telecommunication Resellers)...................     1,009
                                                                --------
            NETHERLANDS -- 3.9%
     39     Akzo Nobel N.V. (Paint, Coating, and Adhesive)....     1,236
     28     ASML Holding N.V. (Semiconductor, Electronic
              Compon)(a)......................................       489
     @@     ING Groep N.V. (International Trade Financing
              (Foreign Banks))................................        @@
     92     Koninklijke (Royal) KPN N.V. (Wired
              Telecommunications Carriers)(a).................       696
     25     Royal Dutch Petroleum Co. (Petro and Coal --
              Products Manufacturing).........................     1,096
     38     TPG N.V. (Postal Service).........................       824
                                                                --------
                                                                   4,341
                                                                --------
            RUSSIA -- 0.3%
      5     Mining and Metallurgical Co. Norilsk Nickel ADR
              (Mining -- Metal Ore)...........................       278
                                                                --------
            SOUTH AFRICA -- 0.4%
     10     Anglo American Platinum Corp. Ltd. (Primary Metal
              Manuf -- Nonferrous Metal)......................       415
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            SOUTH KOREA -- 4.8%
    133     Kia Motors Corp. (Motor Vehicle Manufacturing)....  $    930
     42     Kookmin Bank (Commercial Banking).................     1,528
      4     Samsung Electronics Co. Ltd. (Semiconductor,
              Electronic Compon)..............................     1,747
      7     SK Telecom Co. Ltd. (Wireless Telecommunications
              Carriers).......................................     1,152
                                                                --------
                                                                   5,357
                                                                --------
            SWEDEN -- 1.9%
     52     ForeningsSparbanken AB (Swedbank) (International
              Trade Financing (Foreign Banks))................       865
    199     Nordic Baltic Holding AB (Other Financial
              Investment Activities)..........................     1,236
                                                                --------
                                                                   2,101
                                                                --------
            SWITZERLAND -- 8.5%
    133     ABB Ltd. (Electrical Equip Manuf).................       781
     27     Credit Suisse Group (Monetary Authorities --
              Central Bank)...................................       967
     10     Nestle S.A. (Food Manufacturing -- Other).........     2,183
     18     Roche Holding AG (Pharmaceutical & Medicine
              Manufacturing)..................................     1,449
      1     Serono S.A. Class B (Drugs and Druggists' Sundries
              Merchant).......................................       744
     33     STMicroelectronics N.V. (Semiconductor, Electronic
              Compon).........................................       879
     39     UBS AG (Commercial Banking).......................     2,413
                                                                --------
                                                                   9,416
                                                                --------
            TAIWAN -- 4.1%
  1,350     Advanced Semiconductor Engineering, Inc.
              (Semiconductor, Electronic Compon)(a)...........     1,251
     44     China Steel Corp. (Primary Metal Manuf-Iron, Steel
              Mills & Ferroalloy)(e)..........................       714
  2,747     United Microelectronics Corp. (Semiconductor,
              Electronic Compon)(a)...........................     2,515
                                                                --------
                                                                   4,480
                                                                --------
            THAILAND -- 0.8%
    461     Kasikornbank Public Co. Ltd. (Commercial
              Banking)(a).....................................       514
    403     Siam Commercial Bank Public Co. Ltd.
              (International Trade Financing (Foreign
              Banks))(a)......................................       417
                                                                --------
                                                                     931
                                                                --------
            TURKEY -- 0.3%
 81,436     Akbank T.A.S. (Commercial Banking)................       382
                                                                --------
            UNITED KINGDOM -- 22.1%
     32     AstraZeneca plc (Pharmaceutical & Medicine
              Manufacturing)..................................     1,502
     63     Aviva plc (Insurance Carriers)....................       520
    307     BP plc (Petro and Coal -- Products
              Manufacturing)..................................     2,131

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
    268     British Airways plc (Air Transportation
              Scheduled)(a)...................................  $    947
    158     Capita Group plc (Public -- Administration of
              Human Resource Programs)........................       664
    309     Compass Group plc (Accommodation & Food
              Serv -- Special Food Services)..................     1,782
  2,022     Corus Group plc (Primary Metal Manuf-Iron, Steel
              Mills & Ferroalloy)(a)..........................       823
     66     GlaxoSmithKline plc (Medical and Diagnostic
              Laboratories)...................................     1,407
     44     HBOS plc (Monetary Authorities -- Central Bank)...       507
    303     Hilton Group plc (Recreation -- Gambling
              Industries).....................................       998
    109     HSBC Holdings plc (Depository Credit Banking).....     1,637
     45     Imperial Tobacco Group plc (Tobacco
              Manufacturing)..................................       741
    154     Kingfisher plc (Retail -- Other General
              Merchandise Stores).............................       737
    184     National Grid Group plc (Utilities -- Electric
              Generation, Trans and Distrib)..................     1,177
     81     Pearson plc (Newspaper, Book and Periodical)......       835
     41     Reckitt Benckiser plc (Soap, Cleaning Compound,
              Toilet Manufacturing)...........................       868
     40     Rio Tinto plc (Petro and Coal -- Mining Support
              Activities).....................................       958
     83     Royal Bank of Scotland Group plc (International
              Trade Financing (Foreign Banks))................     2,228
  1,128     Vodafone Group plc (Wireless Telecommunications
              Carriers).......................................     2,368
    161     WPP Group plc (Advertising & Related Services)....     1,534
                                                                --------
                                                                  24,364
                                                                --------
            UNITED STATES -- 1.8%
     34     Accenture Ltd. Class A (Management, Scientific,
              and Tech Consulting Svcs)(a)....................       800
     57     Tyco International Ltd. (with rights)
              (Miscellaneous Manufacturing)...................     1,197
                                                                --------
                                                                   1,997
                                                                --------
            Total common stock
              (cost $94,754)..................................  $107,147
                                                                ========
SHARES
---------
SHORT-TERM INVESTMENTS -- 8.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 5.5%
  6,033     Boston Global Investment Trust....................  $  6,033
                                                                --------
PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE(C)
---------                                                       --------

            FINANCE -- 2.6%
 $  430     ABN AMRO Joint Repurchase Agreement,..............
              1.00%, 11/03/03 (Note 2f)                         $    430
  1,132     BNP Paribas Joint Repurchase Agreement,...........
              1.00%, 11/03/03 (Note 2f)                            1,132
  1,404     UBS Securities Joint Repurchase Agreement,........
              0.98%, 11/03/03 (Note 2f)                            1,404
                                                                --------
                                                                   2,966
                                                                --------
            Total short-term investments......................
              (cost $8,999)                                     $  8,999
                                                                ========
            Total investments in securities...................
              (cost $103,753)(b)                                $116,146
                                                                ========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes was $104,344 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $12,466
      Unrealized depreciation.........................     (664)
                                                        -------
      Net unrealized appreciation.....................  $11,802
                                                        =======

 (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $1,331, which represents 1.21% of total net assets.

 (f) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of October 31, 2003, was $47, which represents 0.04% of total net assets.

                                                   PERCENTAGE OF
      DIVERSIFICATION BY INDUSTRY                   NET ASSETS
      ---------------------------                  -------------
      Basic Materials                                   7.9%
      Capital Goods                                     4.4%
      Consumer Cyclical                                 8.5%
      Consumer Staples                                  3.4%
      Energy                                            7.9%
      Finance and Insurance                            22.8%
      Health Care                                       6.6%
      Services                                          9.2%
      Technology                                       23.0%
      Transportation                                    2.2%
      Utilities                                         1.1%
      Short Term Investments                            8.1%
                                                      ------
      Total                                           105.1%
                                                      ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2003

                                                                                                                     UNREALIZED
                                                                               CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                               MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                                               ------------         --------         ----------         --------------
Australian Dollar (Buy)                                       $  4               $  4           11/03/2003              $@@
Euro (Buy)                                                       9                  9           11/03/2003               @@
Swiss Francs (Buy)                                             274                275           11/04/2003               (1)
Australian Dollar (Buy)                                          1                  1           11/05/2003               @@
Euro (Buy)                                                       4                  4           11/05/2003               @@
Australian Dollar (Buy)                                          4                  4           11/06/2003               @@
Hong Kong Dollar (Buy)                                          47                 47           11/06/2003               @@
Japanese Yen (Buy)                                             543                547           11/06/2003               (4)
Euro (Sell)                                                    488                489           11/04/2003                1
                                                                                                                        ---
                                                                                                                        $(4)
                                                                                                                        ===
@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $103,753) @ ......................................  $116,146
Foreign currency on deposit with custodian (cost
  $39)..............................................        39
Unrealized appreciation in forward foreign currency
  contracts.........................................         1
Receivables:
  Investment securities sold........................       991
  Fund shares sold..................................       416
  Dividends and interest............................       204
Other assets........................................         6
                                                      --------
Total assets........................................   117,803
                                                      --------
LIABILITIES
Unrealized depreciation on forward foreign currency
  contracts.........................................         5
Payables:
  Bank overdraft....................................         5
  Payable upon return of securities loaned (Note
    2d).............................................     6,033
  Investment securities purchased...................     1,035
  Fund shares redeemed..............................       118
  Payable for investment advisory and management
    fees (Note 3)...................................        78
  Payable for distribution fees (Note 3)............         8
Accrued Expenses....................................        61
                                                      --------
Total liabilities...................................     7,343
                                                      --------
Net assets..........................................  $110,460
                                                      ========
 @ Market value of securities on loan $5,696
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 11,608
  shares outstanding................................  $156,250
Accumulated undistributed net investment income.....        68
Accumulated net realized loss on investments and
  foreign currency transactions.....................   (58,261)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................    12,403
                                                      --------
Net assets..........................................  $110,460
                                                      ========

Class A
  Net asset value per share ($69,153 / 7,162 shares
    outstanding)......................................  $ 9.66
                                                        ------
  Maximum offering price per share ($9.66 / 94.5%)....  $10.22
                                                        ======
Class B
  Net asset value per share ($20,459 / 2,220 shares
    outstanding)......................................  $ 9.22
                                                        ======
Class C
  Net asset value per share ($14,790 / 1,615 shares
    outstanding)......................................  $ 9.16
                                                        ------
  Maximum offering price per share ($9.16 / 99.0%)....  $ 9.25
                                                        ======
Class Y
  Net asset value per share ($6,058 / 611 shares
    outstanding)......................................  $ 9.91
                                                        ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 91.6%
            AUSTRALIA -- 2.9%
     70     Adsteam Marine Ltd.(a) (Transportation -- Deep
              Sea, Coastal, Great Lakes)......................  $    89
     10     Cochlear Ltd. (Electromedical Manufacturing)......      212
     55     Lend Lease Corp. Ltd. (Activities Related to Real
              Estate).........................................      436
    123     Mayne Group Ltd. (Pharmaceutical & Medicine
              Manufacturing)..................................      319
    241     Oil Search Ltd. (Petro and Coal -- Oil & Gas
              Extraction).....................................      176
                                                                -------
                                                                  1,232
                                                                -------
            CHINA -- 1.7%
  1,294     Beijing Capital International Airport Co. Ltd.
              Class H (Air Transportation Scheduled)..........      479
    926     Guangshen Railway Co. Ltd. Class H
              (Transportation -- Rail)........................      256
                                                                -------
                                                                    735
                                                                -------
            DENMARK -- 1.7%
     17     Carlsberg A/S Class B (Beverage Manufacturing)....      715
                                                                -------
            FINLAND -- 3.6%
     20     Orion-Yhtyma Oyj B Shares (Pharmaceutical &
              Medicine Manufacturing).........................      387
     16     Pohjola Group plc (Insurance Carriers)............      354
     30     Tietoenator Oyj (Computer Systems Design & Related
              Services).......................................      793
                                                                -------
                                                                  1,534
                                                                -------
            FRANCE -- 8.0%
     19     April Group (Agencies, Brokerages, Other Insurance
              Activities).....................................      302
      5     Atos Origin(a) (Data Process, Hosting & Related
              Serv)...........................................      314
      7     Cegedim S.A. (Management, Scientific, and Tech
              Consulting Svcs)................................      395
    112     Havas S.A. (Advertising & Related Services).......      532
      4     Ipsos (Advertising & Related Services)............      321
     43     NRJ Group (Radio and Television Broadcasting).....      842
     23     Remy Cointreau S.A. (Beverage Manufacturing)......      706
                                                                -------
                                                                  3,412
                                                                -------
            GERMANY -- 3.1%
     36     Aixtron AG (Semiconductor, Electronic Compon).....      214
     18     ELMOS Semiconductor AG(a) (Semiconductor,
              Electronic Compon)..............................      233
     13     Fielmann AG (Retail -- Other General Merchandise
              Stores).........................................      478
      9     Heidelberger Druckmaschinen AG (Machinery
              Manuf -- Commercial & Service Industry).........      313
      8     Jenoptik AG (Communications Equipment)............       86
                                                                -------
                                                                  1,324
                                                                -------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            GREECE -- 3.1%
     73     Aktor S.A. Technical Co. (Construction -- Other
              Heavy and Civil Engineering)....................  $   424
     32     Bank of Piraeus (Commercial Banking)..............      295
     12     Germanos S.A. (Retail -- Electronic Shopping and
              Mail-Order Houses)..............................      262
     32     Stet Hellas Telecomm S.A. ADR (Communications
              Equipment)......................................      358
                                                                -------
                                                                  1,339
                                                                -------
            ITALY -- 4.6%
      9     Amplifon S.p.A. (Retail -- Other Miscellaneous
              Store Retailers)................................      220
    139     Banca Popolare di Milano S.c.r.l. (International
              Trade Financing (Foreign Banks))................      711
     25     Brembo S.p.A. (Motor Vehicle Parts
              Manufacturing)..................................      162
     72     Caltagirone Editore S.p.A. (Newspaper, Book and
              Periodical).....................................      552
     @@     Ericsson S.p.A. (Communications Equipment)........        8
      8     Tod's S.p.A. (Footwear Manufacturing).............      307
                                                                -------
                                                                  1,960
                                                                -------
            JAPAN -- 34.7%
     29     Alpine Electronics, Inc. (Audio and Video
              Equipment)......................................      372
     10     Asatsu-DK, Inc. (Advertising & Related
              Services).......................................      227
     15     Avex, Inc. (Motion Picture & Video Industry)......      289
      2     Bellsystem 24, Inc. (Other Information
              Services).......................................      489
     18     C&S Co. Ltd. (Retail -- Other Miscellaneous Store
              Retailers)......................................      336
     25     FamilyMart Co. Ltd. (Retail -- Other Miscellaneous
              Store Retailers)................................      533
      7     Fujimi, Inc. (Nonmetallic Manuf -- Other).........      244
     18     Hitachi Medical Corp. (Medical Equipment &
              Supplies Manufacturing).........................      210
    135     Hokkaido Bank Ltd. (Consumer Lending).............      190
    155     Hokugin Financial Group, Inc. (International Trade
              Financing (Foreign Banks))......................      244
     27     Hokuto Corp. (Food Manufacturing -- Other)........      367
     26     House Foods Corp. (Food Manufacturing -- Other)...      281
     37     INES Corp. (Data Process, Hosting & Related
              Serv)...........................................      321
     38     Japan Securities Finance Co. Ltd. (Other Financial
              Investment Activities)..........................      210
    151     Joyo Bank Ltd. (International Trade Financing
              (Foreign Banks))................................      483
     19     Kadokawa Holdings, Inc. (Newspaper, Book and
              Periodical).....................................      561
     28     Keihin Corp. (Retail -- Auto Parts, Accessories,
              and Tire Stores)................................      283
     39     Kirin Beverage Corp. (Beverage Manufacturing).....      649
     35     Komori Corp. (Machinery Manuf -- Commercial &
              Service Industry)...............................      432

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
     11     KOSE Corp. (Health and Personal Care Stores)......  $   351
      9     Milbon Co. Ltd. (Other Chemical and
              Preparation)....................................      203
     10     Nagaileben Co. Ltd. (Apparel Manufacturing -- Cut
              and Sew Apparel)................................      272
     33     NEC System Integration & Construction Ltd.
              (Communications Equipment)......................      249
     84     Nippon Shinyaku Co. Ltd. (Pharmaceutical &
              Medicine Manufacturing).........................      482
     35     Okasan Holdings, Inc. (Securities, Commodities and
              Brokerage)......................................      174
     85     Okumura Corp. (Construction -- Other Heavy
              Construction)...................................      347
     12     Otsuka Kagu Ltd. (Retail -- Home Furnishings
              Stores).........................................      338
     57     PanaHome Corp. (Construction -- Residential
              Building).......................................      280
     36     Sumitomo Forestry Co. Ltd. (Forest Nurseries and
              Gathering of Forest Products)...................      295
     75     Suruga Bank Ltd. (Consumer Lending)...............      470
     92     Taiheyo Cement Corp. (Nonmetallic Manuf -- Cement
              and Concrete Product)...........................      228
     11     Taiyo Ink Manufacturing Co. Ltd. (Basic Chemical
              Manufacturing)..................................      402
     35     Tanabe Seiyaku Co. Ltd. (Pharmaceutical & Medicine
              Manufacturing)..................................      256
    103     The 77 Bank Ltd. (International Trade Financing
              (Foreign Banks))................................      540
     48     The Chiba Bank Ltd. (Consumer Lending)............      207
    103     The Kiyo Bank Ltd. (Commercial Banking)...........      200
     81     The Shiga Bank Ltd. (International Trade Financing
              (Foreign Banks))................................      311
     16     The Tokyo Tomin Bank Ltd. (International Trade
              Financing (Foreign Banks))......................      271
     32     Tokyo Ohka Kogyo Co. Ltd. (Semiconductor,
              Electronic Compon)..............................      573
     24     Towa Pharmaceutical Co. Ltd. (Pharmaceutical &
              Medicine Manufacturing).........................      487
     32     Tsuruha Co. Ltd. (Retail -- Other General
              Merchandise Stores).............................      550
      6     United Arrows Ltd. (Retail -- Clothing Stores)....      269
     18     XEBIO Co. Ltd. (Retail -- Sporting Goods, Hobby,
              Musical Instrument).............................      357
                                                                -------
                                                                 14,833
                                                                -------
            MEXICO -- 1.1%
     71     Grupo Financiero Banorte S.A. (Commercial
              Banking)........................................      231
    102     Kimberly-Clark de Mexico, S.A. (Paper (Converted)
              Product Manufacturing)..........................      246
                                                                -------
                                                                    477
                                                                -------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            NETHERLANDS -- 6.1%
     25     CSM N.V. (Food -- Fruit, Vegetable Preserving,
              Specialty Food).................................  $   509
     81     Equant N.V.(a) (Data Process, Hosting & Related
              Serv)...........................................      714
     34     Koninklijke Vendex KBB N.V. (Retail -- Other
              Miscellaneous Store Retailers)..................      412
     45     Randstad Holding N.V. (Other Services --
              Professional, Labor, Political Org.)............      861
     10     SNT Groep N.V.(a) (Management of Companies and
              Enterprises)....................................      146
                                                                -------
                                                                  2,642
                                                                -------
            NEW ZEALAND -- 1.5%
    183     Carter Hold Harvey Ltd. (Wood Product
              Manuf -- Engineered Wood).......................      206
    122     Warehouse Group Ltd. (Retail -- Other General
              Merchandise Stores).............................      428
                                                                -------
                                                                    634
                                                                -------
            PHILIPPINES -- 0.5%
     15     Philippine Long Distance Telephone Co.(a) (Other
              Telecommunications).............................      211
                                                                -------
            SINGAPORE -- 3.3%
     34     Fraser & Neave Ltd. (Beverage Manufacturing)......      239
    439     Keppel Land Ltd. (Lessors of Real Estate).........      429
    706     MobileOne (Asia) Ltd. (Wireless Telecommunications
              Carriers).......................................      552
    484     Singapore Post Ltd. (Postal Service)..............      186
                                                                -------
                                                                  1,406
                                                                -------
            SOUTH KOREA -- 3.6%
      2     Cheil Communications, Inc. (Advertising & Related
              Services).......................................      194
     25     KorAm Bank (Commercial Banking)...................      283
     72     Korea Exchange Bank(a) (International Trade
              Financing (Foreign Banks))......................      296
     26     LG Corp. (Electrical Equip Manuf -- Component
              Other)..........................................      216
     66     LG Telecom Ltd.(a) (Other Telecommunications).....      204
     62     Pusan Bank (Consumer Lending).....................      335
                                                                -------
                                                                  1,528
                                                                -------
            SPAIN -- 0.5%
     42     Telefonica Publicidad e Informacion S.A.
              (Advertising & Related Services)................      209
                                                                -------
            SWEDEN -- 2.4%
     22     Alfa Laval AB (Fabricated Metal Manuf-Boiler,
              Tank, Shipping Cont)............................      295
     51     Eniro AB (Newspaper, Book and Periodical).........      407
     13     JM AB (Construction -- Residential Building)......      187
     23     NCC AB Class B (Construction -- Nonresidential
              Building).......................................      137
                                                                -------
                                                                  1,026
                                                                -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- 3.0%
      8     Bachem Holding AG (Pharmaceutical & Medicine
              Manufacturing)..................................  $   392
     32     Clariant AG (Pharmaceutical & Medicine
              Manufacturing)..................................      456
      1     Lindt & Spruengli AG (Food Manufacturing -- Sugar
              & Confectionery Product)........................      424
                                                                -------
                                                                  1,272
                                                                -------
            UNITED KINGDOM -- 6.2%
     39     Cambridge Antibody Technology Group plc(a)
              (Pharmaceutical & Medicine Manufacturing).......      348
    272     Emi Group plc (Sound Recording Industries)........      807
     62     FirstGroup plc (Transportation -- Rail)...........      317
    102     Kesa Electricals plc (Retail -- Other General
              Merchandise Stores).............................      421
    268     Securicor plc (Public -- National Security &
              International Affairs)..........................      396
     95     Singer & Friedlander Group plc (Other Financial
              Investment Activities)..........................      340
                                                                -------
                                                                  2,629
                                                                -------
            Total common stock
              (cost $34,837)..................................  $39,118
                                                                =======
SHARES
---------
SHORT-TERM INVESTMENTS -- 21.8%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 10.3%
  4,414     Navigator Prime Portfolio.........................  $ 4,414
                                                                -------
PRINCIPAL
AMOUNT
---------
            FINANCE -- 11.5%
 $  711     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      711
  1,872     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................    1,872
  2,324     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................    2,324
                                                                -------
                                                                  4,907
                                                                -------
            Total short-term investments
              (cost $9,321)...................................  $ 9,321
                                                                =======
            Total investments in securities
              (cost $44,158)(b)...............................  $48,439
                                                                =======

 (a) Presently non-income producing.
 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $44,244 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $4,409
      Unrealized depreciation..........................    (214)
                                                         ------
      Net unrealized appreciation......................  $4,195
                                                         ======

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
---------------------------                       -------------
Basic Materials                                         4.3%
Capital Goods                                           1.8%
Consumer Cyclical                                      16.4%
Consumer Staples                                        9.8%
Energy                                                  0.4%
Finance and Insurance                                  17.1%
Health Care                                             9.1%
Services                                               21.2%
Technology                                              8.8%
Transportation                                          2.7%
Short Term Investments                                 21.8%
                                                      -----
Total                                                 113.4%
                                                      =====

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                             AS OF OCTOBER 31, 2003

                                                          UNREALIZED
                       MARKET   CONTRACT    DELIVERY     APPRECIATION
DESCRIPTION            VALUE     AMOUNT       DATE      (DEPRECIATION)
-----------            ------   --------   ----------   --------------
Australian Dollar
  (Buy)                 $  8      $  8     11/05/2003       $  @@
Australian Dollar
  (Buy)                   59        59     11/06/2003          @@
Swiss Francs (Buy)       104       104     11/05/2003          @@
Danish Krone (Buy)        33        33     11/05/2003          @@
Euro (Buy)                76        76     11/04/2003          @@
Euro (Buy)               530       528     11/05/2003           2
British Pounds (Buy)      47        47     11/03/2003          @@
British Pounds (Buy)      71        71     11/04/2003          @@
British Pounds (Buy)     169       168     11/05/2003           1
Japanese Yen (Buy)       988       995     11/06/2003          (7)
Japanese Yen (Buy)        34        35     11/04/2003          (1)
Mexican Peso (buy)        65        65     11/03/2003          @@
Mexican Peso (buy)        67        67     11/04/2003          @@
Hong Kong Dollar
  (Buy)                   34        34     11/04/2003          @@
New Zealand Dollars
  (Buy)                   31        31     11/05/2003          @@
Swedish Krona (Buy)      202       202     11/05/2003          @@
Singapore Dollars
  (Buy)                   85        85     11/05/2003          @@
Euro (Sell)               21        21     11/04/2003          @@
Japanese Yen (Sell)       34        35     11/05/2003           1
                                                            -----
                                                            $  (4)
                                                            -----

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $44,158) @ ........................................  $48,439
Cash.................................................       @@
Foreign currency on deposit with custodian (cost
  $2)................................................        2
Unrealized appreciation in forward foreign currency
  contracts..........................................        4
Receivables:
  Investment securities sold.........................      251
  Fund shares sold...................................    1,312
  Dividends and interest.............................       64
Other assets.........................................       48
                                                       -------
Total assets.........................................   50,120
                                                       -------
LIABILITIES
Unrealized depreciation on forward foreign currency
  contracts..........................................        8
Payables:
  Payable upon return of securities loaned (Note
    2d)..............................................    4,414
  Investment securities purchased....................    2,895
  Fund shares redeemed...............................       28
  Payable for investment advisory and management fees
    (Note 3).........................................       32
  Payable for distribution fees (Note 3).............        1
Accrued Expenses.....................................       27
                                                       -------
Total liabilities....................................    7,405
                                                       -------
Net assets...........................................  $42,715
                                                       =======
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 3,296 shares
  outstanding........................................  $35,458
Accumulated undistributed net investment income......      117
Accumulated net realized gain on investments and
  foreign currency transactions......................    2,853
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency....................    4,287
                                                       -------
Net assets...........................................  $42,715
                                                       =======
 @  Market value of securities on loan $4,175.

Class A
  Net asset value per share ($12,320 / 953 shares
    outstanding)......................................  $12.93
                                                        ------
  Maximum offering price per share ($12.93 / 94.5%)...  $13.68
                                                        ======
Class B
  Net asset value per share ($2,237 / 174 shares
    outstanding)......................................  $12.82
                                                        ======
Class C
  Net asset value per share ($3,004 / 236 shares
    outstanding)......................................  $12.72
                                                        ------
  Maximum offering price per share ($12.72 / 99.0%)...  $12.85
                                                        ======
Class Y
  Net asset value per share ($25,154 / 1,933 shares
    outstanding)......................................  $13.02
                                                        ======

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 96.2%
            BASIC MATERIALS -- 5.0%
   1,865    Abitibi-Consolidated, Inc. .......................  $   12,517
     943    Pactiv Corp.(a)...................................      20,791
     918    Precision Castparts Corp. ........................      37,761
     404    Rohm & Haas Co. (with rights).....................      15,879
     215    Sealed Air Corp.(a)...............................      11,466
   1,437    Smurfit-Stone Container Corp. (with rights)(a)....      22,266
                                                                ----------
                                                                   120,680
                                                                ----------
            CAPITAL GOODS -- 4.0%
     436    AGCO Corp.(a).....................................       7,844
     251    Eaton Corp. (with rights).........................      25,160
     207    Empresa Brasileira de Aeronautica S.A. ADR........       5,379
     635    Parker-Hannifin Corp. (with rights)...............      32,346
   2,432    Xerox Corp. (with rights)(a)......................      25,540
                                                                ----------
                                                                    96,269
                                                                ----------
            CONSUMER CYCLICAL -- 18.2%
   3,011    American Tower Corp. Class A(a)...................      34,928
     132    AutoZone, Inc.(a).................................      12,695
     369    Avery Dennison Corp. (with rights)................      19,402
     297    Blockbuster, Inc. Class A.........................       5,727
     393    BorgWarner, Inc. .................................      31,247
   2,158    Burberry Group plc................................      14,432
     496    CDW Corp. ........................................      29,785
     427    Dollar Tree Stores, Inc.(a).......................      16,288
     275    Johnson Controls, Inc. ...........................      29,603
     593    Lear Corp.(a).....................................      34,447
     309    Lennar Corp. Class A..............................      28,345
     742    Liz Claiborne, Inc. (with rights).................      27,358
   1,627    Mattel, Inc. .....................................      31,506
     791    Michaels Stores, Inc. ............................      37,563
     242    Mohawk Industries, Inc.(a)........................      17,922
     223    Nordstrom, Inc. ..................................       6,796
     229    PACCAR, Inc. (with rights)........................      18,113
   1,146    PetsMart, Inc. ...................................      29,359
   2,532    Rinker Group Ltd. ................................      11,409
                                                                ----------
                                                                   436,925
                                                                ----------
            CONSUMER STAPLES -- 0.8%
     628    Constellation Brands, Inc. Class A(a).............      19,707
            ENERGY -- 4.8%
     867    EOG Resources, Inc. (with rights).................      36,547
   1,029    GlobalSantaFe Corp. ..............................      23,158
     473    Nabors Industries Ltd.(a).........................      17,881
   1,582    XTO Energy, Inc. (with rights)....................      37,439
                                                                ----------
                                                                   115,025
                                                                ----------
            FINANCE AND INSURANCE -- 20.5%
     336    Ambac Financial Group, Inc. ......................      23,774
     139    Anthem, Inc.(a)...................................       9,487
     163    Astoria Financial Corp. ..........................       5,646
     754    Bank of Hawaii Corp. .............................      29,727
     359    BlackRock, Inc. ..................................      18,450
     614    Brown & Brown, Inc. (with rights).................      18,693

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
            FINANCE AND INSURANCE -- (CONTINUED)
     646    Countrywide Financial Corp. ......................  $   67,876
   1,003    Equifax, Inc. ....................................      24,521
     352    Everest Re Group Ltd. (with rights)...............      29,232
     268    Golden West Financial Corp. ......................      26,935
     860    Hibernia Corp. Class A............................      19,436
   2,057    Host Marriott Corp. (REIT)(a).....................      21,499
     854    Hudson City Bancorp, Inc. ........................      29,508
     656    Investment Technology Group, Inc.(a)..............      13,034
     510    IPC Holdings Ltd. ................................      19,096
     513    iStar Financial, Inc. ............................      19,510
     440    Legg Mason, Inc. .................................      36,667
     179    M&T Bank Corp. ...................................      16,771
   1,712    Providian Financial Corp. (with rights)(a)........      19,024
     361    UnionBanCal Corp. ................................      19,572
      53    White Mountain Insurance Group Ltd. ..............      22,260
                                                                ----------
                                                                   490,718
                                                                ----------
            HEALTH CARE -- 12.9%
     508    Applera Corp. -- Celera Genomics Group(a).........       6,798
     299    Cephalon, Inc.(a).................................      14,042
   1,053    Edwards Lifesciences Corp.(a).....................      30,531
     263    Gilead Sciences, Inc.(a)..........................      14,327
     711    Guidant Corp. ....................................      36,289
   1,478    Health Management Associates, Inc. Class A........      32,729
   1,397    Human Genome Sciences, Inc. (with rights)(a)......      19,431
     411    IDEC Pharmaceuticals Corp.(a).....................      14,431
   1,187    IVAX Corp.(a).....................................      22,860
     629    McKesson Corp. ...................................      19,030
   1,756    Millennium Pharmaceuticals, Inc. (with
              rights)(a)......................................      27,952
     686    Vertex Pharmaceuticals, Inc.(a)...................       9,005
     885    Waters Corp. (with rights)(a).....................      27,815
     877    Watson Pharmaceuticals, Inc.(a)...................      34,453
                                                                ----------
                                                                   309,693
                                                                ----------
            SERVICES -- 15.0%
     620    Alliance Data Systems Corp.(a)....................      17,215
   1,514    ARAMARK Corp. Class B(a)..........................      40,462
   1,615    BISYS Group, Inc.(a)..............................      23,095
     486    CheckFree Corp.(a)................................      13,371
     402    ChoicePoint, Inc.(a)..............................      14,079
     621    Diebold, Inc. (with rights).......................      35,451
     215    Education Management Corp.(a).....................      13,609
   1,022    Exel plc..........................................      13,155
     796    Fluor Corp. ......................................      29,527
     317    GTECH Holdings Corp. .............................      14,168
     767    Lamar Advertising Co.(a)..........................      23,237
     425    Manpower, Inc. ...................................      19,723
     553    Moody's Corp. ....................................      31,963
   1,399    PeopleSoft, Inc. (with rights)(a).................      29,041
     385    Republic Services, Inc. ..........................       8,961
     216    Scripps (E.W.) Co. Class A........................      20,054
     352    Univision Communications, Inc. Class A(a).........      11,954
                                                                ----------
                                                                   359,065
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- 8.6%
     590    Analog Devices, Inc. (with rights)(a).............  $   26,141
   1,875    ASML Holding N.V.(a)..............................      32,906
     107    BEA Systems, Inc.(a)..............................       1,487
   1,642    Citizens Communications Co. (with rights)(a)......      20,439
     179    Corning, Inc.(a)..................................       1,962
     507    Network Appliance, Inc.(a)........................      12,513
   1,144    Nextel Communications, Inc. Class A(a)............      27,687
      28    Rockwell Collins, Inc. ...........................         774
   1,124    Siebel Systems, Inc. (with rights)(a).............      14,154
   3,265    Solectron Corp. (with rights)(a)..................      18,085
     254    Symantec Corp.(a).................................      16,916
   2,112    VeriSign, Inc. (with rights)(a)...................      33,516
                                                                ----------
                                                                   206,580
                                                                ----------
            TRANSPORTATION -- 2.9%
   2,088    AMR Corp.(a)......................................      27,734
     298    CNF, Inc. ........................................      10,447
     129    JetBlue Airways Corp.(a)..........................       7,423
     479    Ryanair Holdings plc ADR(a).......................      24,681
                                                                ----------
                                                                    70,285
                                                                ----------
            UTILITIES -- 3.5%
     814    Cinergy Corp. (with rights).......................      29,556
     688    Energy East Corp. ................................      15,452
     387    Pinnacle West Capital Corp. (with rights).........      14,145
     756    Wisconsin Energy Corp. ...........................      24,746
                                                                ----------
                                                                    83,899
                                                                ----------
            Total common stock
              (cost $1,901,073)...............................  $2,308,846
                                                                ==========
 SHARES
---------
SHORT-TERM INVESTMENTS -- 9.2%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 5.1%
 124,062    Boston Global Investment Trust....................  $  124,062
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(C)
---------                                                       ----------
            FINANCE -- 4.1%
$ 14,155    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................  $   14,155
  37,250    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      37,250
  46,227    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      46,227
                                                                ----------
                                                                    97,632
                                                                ----------
            Total short-term investments (cost $221,694)......  $  221,694
                                                                ==========
            Total investments in securities
              (cost $2,122,767)(b)............................  $2,530,540
                                                                ==========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $2,134,524 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $433,062
      Unrealized depreciation........................   (37,046)
                                                       --------
      Net unrealized appreciation....................  $396,016
                                                       ========

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.77% of total net assets as of October 31, 2003.

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2003

                                                                                 CONTRACT          DELIVERY           UNREALIZED
DESCRIPTION                                                 MARKET VALUE          AMOUNT             DATE            APPRECIATION
-----------                                                 ------------         --------          --------          ------------
Australian Dollar (Buy)                                         $340               $338           11/03/2003              $2
Australian Dollar (Buy)                                           99                 99           11/05/2003               0
Australian Dollar (Buy)                                          378                376           11/06/2003               2
                                                                                                                          --
                                                                                                                          $4
                                                                                                                          ==

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $2,122,767) @ ..................................  $2,530,540
Cash..............................................           1
Unrealized appreciation in forward foreign
  currency contracts..............................           4
Receivables:
  Investment securities sold......................         954
  Fund shares sold................................       4,529
  Dividends and interest..........................       1,092
Other assets......................................         161
                                                    ----------
Total assets......................................   2,537,281
                                                    ==========
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)...........................................     124,062
  Investment securities purchased.................       8,915
  Fund shares redeemed............................       2,097
  Payable for investment advisory and management
    fees (Note 3).................................       1,471
  Payable for distribution fees (Note 3)..........         180
Accrued Expenses..................................         689
                                                    ----------
Total liabilities.................................     137,414
                                                    ----------
Net assets........................................  $2,399,867
                                                    ==========
 @ Market value of securities on loan $119,803.
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value
  $0.001 per share; 460,000 shares authorized;
  118,475 shares outstanding......................  $2,126,631
Accumulated undistributed net investment income...          (4)
Accumulated net realized loss on investments......    (134,533)
Unrealized appreciation of investments in
  securities......................................     407,773
                                                    ----------
Net assets........................................  $2,399,867
                                                    ==========

Class A
  Net asset value per share ($1,413,021 / 68,673
    shares outstanding)...............................  $20.58
                                                        ------
  Maximum offering price per share ($20.58 / 94.5%)...  $21.78
                                                        ======
Class B
  Net asset value per share ($424,959 / 21,596 shares
    outstanding)......................................  $19.68
                                                        ======
Class C
  Net asset value per share ($477,891 / 24,245 shares
    outstanding)......................................  $19.71
                                                        ------
  Maximum offering price per share ($19.71 / 99.0%)...  $19.91
                                                        ======
Class Y
  Net asset value per share ($83,996 / 3,961 shares
    outstanding)......................................  $21.21
                                                        ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 95.6%
            BASIC MATERIALS -- 9.7%
    158     Engelhard Corp. (with rights).....................  $  4,519
     43     Grupo IMSA S.A. de C.V. ADR.......................       598
    542     IMC Global, Inc. (with rights)....................     3,786
     86     Michelin (C.G.D.E.) Class B.......................     3,367
    226     Pactiv Corp.(a)...................................     4,992
     14     Pentair, Inc. ....................................       590
    239     Smurfit-Stone Container Corp. (with rights)(a)....     3,698
    151     Timken Co. .......................................     2,529
                                                                --------
                                                                  24,079
                                                                --------
            CAPITAL GOODS -- 8.8%
    388     Axcelis Technologies, Inc.(a).....................     4,108
     75     Bombardier, Inc. Class B(e).......................       338
    603     Bombardier, Inc. Class B..........................     2,708
     50     Flowserve Corp.(a)................................     1,031
     93     IHC Caland N.V. ..................................     3,980
    116     Teradyne, Inc. (with rights)(a)...................     2,645
    134     Yankee Candle Co., Inc.(a)........................     3,752
     80     York International Corp. .........................     3,195
                                                                --------
                                                                  21,757
                                                                --------
            CONSUMER CYCLICAL -- 10.3%
     46     BorgWarner, Inc. .................................     3,645
     48     CEC Entertainment, Inc.(a)........................     2,367
    276     Foot Locker, Inc. ................................     4,942
     19     Hughes Supply, Inc. (with rights).................       715
     24     M.D.C. Holdings, Inc. ............................     1,621
     78     Office Depot, Inc.(a).............................     1,165
    484     Rinker Group Ltd. ................................     2,182
     61     Ross Stores, Inc. ................................     3,026
     30     Toll Brothers, Inc.(a)............................     1,102
     82     United Stationers, Inc.(a)........................     3,062
     37     V.F. Corp. (with rights)..........................     1,575
                                                                --------
                                                                  25,402
                                                                --------
            CONSUMER STAPLES -- 6.3%
    153     Bunge Ltd. .......................................     4,146
    158     Constellation Brands, Inc. Class A(a).............     4,960
    122     Dean Foods Co.(a).................................     3,685
    146     Sensient Technologies Corp. ......................     2,797
                                                                --------
                                                                  15,588
                                                                --------
            ENERGY -- 6.2%
     32     AGL Resources, Inc. ..............................       887
    146     Cal Dive International, Inc.(a)...................     3,027
     70     EOG Resources, Inc. (with rights).................     2,933
     47     Petro-Canada......................................     1,905
     53     Unocal Corp. (with rights)........................     1,676
    207     XTO Energy, Inc. (with rights)....................     4,907
                                                                --------
                                                                  15,335
                                                                --------
            FINANCE AND INSURANCE -- 24.9%
     71     ACE Ltd. ADR (with rights)........................     2,549
    102     Ambac Financial Group, Inc. ......................     7,208

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            FINANCE AND INSURANCE -- (CONTINUED)
     17     Anthem, Inc.(a)...................................  $  1,184
     52     Bank of Hawaii Corp. .............................     2,065
    140     CIT Group, Inc. ..................................     4,710
     65     Comerica, Inc. (with rights)......................     3,336
    142     Converium Holding AG ADR..........................     3,496
     54     FirstMerit Corp. .................................     1,402
     12     Gallagher (Arthur J.) & Co. ......................       347
    208     Hibernia Corp. Class A............................     4,687
     67     Oxford Health Plans, Inc. ........................     2,714
     52     ProLogis..........................................     1,539
     80     Radian Group, Inc. ...............................     4,253
    170     Reinsurance Group of America, Inc. ...............     6,779
     55     RenaissanceRe Holdings Ltd. ADR...................     2,474
     51     Rouse Co. ........................................     2,202
     55     St. Paul Companies, Inc. .........................     2,105
     93     UnionBanCal Corp. ................................     5,011
    155     United Rentals, Inc. (with rights)(a).............     2,697
     22     Webster Financial Corp. ..........................       979
                                                                --------
                                                                  61,737
                                                                --------
            HEALTH CARE -- 3.0%
     63     AmerisourceBergen Corp. (with rights).............     3,588
     14     Biovail Corp.(a)..................................       329
     96     Health Net, Inc. (with rights)(a).................     3,042
     19     Triad Hospitals, Inc.(a)..........................       568
                                                                --------
                                                                   7,527
                                                                --------
            SERVICES -- 6.7%
    293     Bally Total Fitness Holding Corp.(a)..............     1,951
    413     BearingPoint, Inc. (with rights)(a)...............     3,882
     91     Penn National Gaming, Inc. (with rights)(a).......     2,165
    239     Republic Services, Inc. ..........................     5,548
    429     UnitedGlobalCom, Inc. Class A(a)..................     3,035
                                                                --------
                                                                  16,581
                                                                --------
            TECHNOLOGY -- 10.4%
     77     AMETEK, Inc. .....................................     3,627
    263     Arrow Electronics, Inc.(a)........................     5,611
     64     DENTSPLY International, Inc. .....................     2,833
    277     Fairchild Semiconductor International, Inc.(a)....     6,265
    115     Flextronics International Ltd.(a).................     1,614
    308     Vishay Intertechnology, Inc.(a)...................     5,780
                                                                --------
                                                                  25,730
                                                                --------
            TRANSPORTATION -- 4.6%
     24     Canadian National Railway Co. ....................     1,427
    118     CNF, Inc. ........................................     4,136
     37     Continental Airlines, Inc. Class B (with
              rights)(a)......................................       707
     35     CSX Corp. (with rights)...........................     1,123
    127     ExpressJet Holdings, Inc.(a)......................     1,946
    107     Werner Enterprises, Inc. .........................     1,928
                                                                --------
                                                                  11,267
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 95.6% -- (CONTINUED)
            UTILITIES -- 4.7%
     87     Cinergy Corp. (with rights).......................  $  3,173
    122     PPL Corp. ........................................     4,858
    158     TXU Corp. (with rights)...........................     3,599
                                                                --------
                                                                  11,630
                                                                --------
            Total common stock
              (cost $205,850).................................  $236,633
                                                                ========
SHARES
---------
SHORT-TERM INVESTMENTS -- 5.9%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 1.9%
  4,572     Boston Global Investment Trust....................  $  4,572
                                                                --------
PRINCIPAL
AMOUNT
---------
            FINANCE -- 4.0%
 $1,445     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................     1,445
  3,803     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................     3,803
  4,719     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................     4,719
                                                                --------
                                                                   9,967
                                                                --------
            Total short-term investments
              (cost $14,539)..................................  $ 14,539
                                                                ========
            Total investments in securities
              (cost $220,389)(b)..............................  $251,172
                                                                ========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $220,807 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $36,990
      Unrealized depreciation.........................   (6,627)
                                                        -------
      Net unrealized appreciation.....................  $30,363
                                                        =======

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.21% of total net assets as of October 31, 2003.

 (e) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." Pursuant to guidelines adopted by the Board of Directors, this issue is deemed to be liquid.

     The aggregate value of this security at October 31, 2003, was $338, which represents 0.14% of total net assets.

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2003

                                                                                                                     UNREALIZED
                                                                                CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                                MARKET VALUE          AMOUNT            DATE            (DEPRECIATION)
-----------                                                ------------         --------         ---------         --------------
Australian Dollar (Buy)                                        $114               $114           11/03/2003             $@@
Australian Dollar (Buy)                                          33                 33           11/05/2003              @@
Australian Dollar (Buy)                                         127                126           11/06/2003               1
                                                                                                                        ---
                                                                                                                        $ 1
                                                                                                                        ===

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP VALUE FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $220,389) @ ......................................  $251,172
Cash................................................        @@
Unrealized appreciation in forward foreign currency
  contracts.........................................         1
Receivables:
  Investment securities sold........................     2,245
  Fund shares sold..................................     3,068
  Dividends and interest............................       114
Other assets........................................        57
                                                      --------
Total assets........................................   256,657
                                                      ========
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)..............................................     4,572
  Investment securities purchased...................     4,081
  Fund shares redeemed..............................       131
  Payable for investment advisory and management
    fees (Note 3)...................................       169
  Payable for distribution fees (Note 3)............        19
Accrued Expenses....................................        69
                                                      --------
Total liabilities...................................     9,041
                                                      --------
Net assets..........................................  $247,616
                                                      ========
 @  Market value of securities on loan $4,527.
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 22,018
  shares outstanding................................  $217,728
Accumulated undistributed net investment income.....        (1)
Accumulated net realized loss on investments and
  foreign currency transactions.....................      (894)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................    30,783
                                                      --------
Net assets..........................................  $247,616
                                                      ========

Class A
  Net asset value per share ($155,614 / 13,749 shares
  outstanding)........................................  $11.32
                                                        ------
  Maximum offering price per share ($11.32 / 94.5%)...  $11.98
                                                        ======
Class B
  Net asset value per share ($42,407 / 3,812 shares
  outstanding)........................................  $11.12
                                                        ======
Class C
  Net asset value per share ($49,566 / 4,454 shares
  outstanding)........................................  $11.13
                                                        ------
  Maximum offering price per share ($11.13 / 99.0%)...  $11.24
                                                        ======
Class Y
  Net asset value per share ($29 / 3 shares
  outstanding)........................................  $11.46
                                                        ======

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         STANDARD
                                                                        AND POOR'S
PRINCIPAL                                                                 RATING       MARKET
 AMOUNT                                                         YIELD   (UNAUDITED)   VALUE(A)
---------                                                       -----   -----------   --------
            BASIC MATERIALS -- 2.9%
 $10,000    Dupont (EI) De Nemours & Co.
              12/05/2003......................................  1.08%   A1            $  9,990
                                                                                      --------
            CONSUMER CYCLICAL -- 1.7%
   3,000    7-Eleven, Inc.
              11/18/2003......................................  1.10%   A1               2,998
   3,000    7-Eleven, Inc.
              11/25/2003......................................  1.10%   A1               2,998
                                                                                      --------
            Total Consumer Cyclical...........................                        $  5,996
                                                                                      --------
            CONSUMER STAPLES -- 5.6%
   3,200    Archer Daniels Midland Co.
              11/18/2003......................................  1.07%   A1               3,199
   3,000    Archer Daniels Midland Co.
              11/25/2003......................................  1.13%   A1               2,998
   5,000    Cargill, Inc.
              01/14/2004(d)(e)................................  1.16%   A1               5,000
   5,000    Sara Lee Co.
              12/09/2003......................................  1.06%   A1               4,994
   3,000    Sara Lee Co.
              12/15/2003......................................  1.09%   A1               2,996
                                                                                      --------
            Total Consumer Staples............................                        $ 19,187
                                                                                      --------
            FINANCE -- 85.8%
   8,500    Alliance & Leicester plc
              12/05/2003......................................  1.10%   A1               8,491
   8,500    American Express Credit Corp.
              11/04/2003......................................  1.05%   A1               8,499
   3,905    American General Finance Corp.
              11/01/2003......................................  1.18%   A1               3,905
   7,500    American General Finance Corp.
              08/06/2004(d)...................................  1.31%   A1               7,512
   6,500    American Honda Finance Corp.
              10/22/2004(d)(e)................................  1.12%   A1               6,500
   2,039    Banc One Joint Repurchase Agreement (Note 2f)
              11/03/2003......................................  0.97%   A1               2,039
   3,000    Bank One Corp.
              02/20/2004(d)...................................  1.41%   A1               3,003
   1,500    Bear Stearns Co., Inc.
              06/01/2004(d)...................................  1.39%   A1               1,502
   5,000    Bear Stearns Co., Inc. Ser B
              02/12/2004(d)...................................  1.27%   A1               5,002

                                                                         STANDARD
                                                                        AND POOR'S
PRINCIPAL                                                                 RATING       MARKET
 AMOUNT                                                         YIELD   (UNAUDITED)   VALUE(A)
---------                                                       -----   -----------   --------
            FINANCE -- (CONTINUED)
 $ 1,500    Bear Stearns Co., Inc. Ser B
              09/21/2004(d)...................................  1.53%   A1            $  1,505
   3,220    BNP Paribas Joint Repurchase Agreement (Note 2f)
              11/03/2003......................................  0.99%   A1               3,220
   7,000    Bradford & Bingley plc
              12/08/2003......................................  1.09%   A1               6,992
   3,000    Britannia Building Society
              12/15/2003......................................  1.09%   A1               2,996
   3,000    Britannia Building Society
              12/18/2003......................................  1.09%   A1               2,996
   4,000    Britannia Building Society
              12/17/2003......................................  1.09%   A1               3,994
   7,000    Caterpillar Financial Services Corp.
              08/02/2004(d)...................................  1.27%   A1               7,011
   8,500    Corporate Asset Funding Co., Inc.
              12/10/2003......................................  1.07%   A1               8,491
   2,000    FHLMC
              12/22/2003......................................  1.06%   A1               1,997
   5,000    FHLMC
              08/27/2004......................................  1.25%   A1               5,000
   8,500    FHLMC
              11/03/2004......................................  1.40%   A1               8,500
   9,000    FleetBoston Financial Corp.
              02/19/2004(d)...................................  1.38%   A1               9,006
   2,000    FNMA
              12/03/2003......................................  1.05%   A1               1,998
   8,500    FNMA
              11/15/2004......................................  1.43%   A1               8,500
   5,000    FNMA
              09/03/2004......................................  1.45%   A1               5,000
   6,000    General Electric Capital Corp.
              09/15/2004......................................  1.27%   A1               6,291
   4,625    General Electric Capital Corp.
              Ser A(d) 01/28/2004.............................  1.12%   A1+              4,626
   8,750    Goldman Sachs Group, Inc.
              10/25/2004(d)...................................  1.11%   A1               8,750
   9,000    Household Finance Corp.
              11/13/2003......................................  1.14%   A1               8,997
  10,000    J.P. Morgan Chase & Co.
              02/05/2004(d)...................................  1.26%   A1              10,004

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MONEY MARKET FUND

 OCTOBER 31, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         STANDARD
                                                                        AND POOR'S
PRINCIPAL                                                                 RATING       MARKET
 AMOUNT                                                         YIELD   (UNAUDITED)   VALUE(A)
---------                                                       -----   -----------   --------
            FINANCE -- (CONTINUED)
 $10,000    Key Bank N.A.
              03/01/2004(d)...................................  1.27%   A1            $ 10,005
   5,000    KFW International Finance, Inc.
              12/17/2003......................................  1.08%   A1               4,993
   5,100    Lehman Brothers Holdings, Inc.
              04/01/2004......................................  1.31%   A1               5,212
   3,500    Merrill Lynch & Co., Inc.
              08/09/2004(d)...................................  1.34%   A1               3,506
   3,000    Merrill Lynch & Co., Inc.
              06/11/2004(d)...................................  1.39%   A1               3,006
  10,000    Morgan Stanley Dean Witter & Co.
              03/19/2004(d)...................................  1.30%   A1              10,008
   5,000    Nationwide Building Society
              07/23/2004(d)(e)................................  1.14%   A1               5,000
   7,500    Nordea North America, Inc.
              11/21/2003......................................  1.08%   A1               7,495
   3,000    Nordea North America, Inc.
              12/29/2003......................................  1.11%   A1               2,994
   9,000    Northern Rock plc, Inc.
              01/16/2004(d)(e)................................  1.15%   A1               9,000
  10,000    Old Line Funding Corp.
              12/02/2003......................................  1.07%   A1               9,991
  10,000    Preferred Receivables Funding Corp.
              12/22/2003......................................  1.08%   A1               9,985
   8,000    Salomon Smith Barney Holdings, Inc.
              06/17/2004(d)...................................  1.26%   A1+              8,008
   2,000    Salomon Smith Barney Holdings, Inc.
              11/17/2003(d)...................................  1.37%   A1+              2,000
   3,000    Spintab, Inc.
              12/03/2003......................................  1.10%   A1               2,997
  10,000    State Street Corp.
              11/03/2003......................................  1.05%   A1               9,999
   1,500    Toyota Motor Credit Corp.
              11/13/2003......................................  1.19%   A1+              1,502

                                                                         STANDARD
                                                                        AND POOR'S
PRINCIPAL                                                                 RATING       MARKET
 AMOUNT                                                         YIELD   (UNAUDITED)   VALUE(A)
---------                                                       -----   -----------   --------
            FINANCE -- (CONTINUED)
 $10,000    Toyota Motor Credit Corp.
              11/24/2003(d)...................................  1.07%   A1+           $ 10,000
   3,220    UBS Warburg Joint Repurchase Agreement (Note 2f)
              11/03/2003......................................  0.98%   A1               3,220
   8,000    Washington Mutual Bank N.A.
              07/29/2004(d)...................................  1.16%   A1               8,000
   2,000    Wells Fargo Bank N.A.
              11/24/2003(d)...................................  1.06%   A1+              2,000
   5,000    Wells Fargo Bank N.A.
              01/14/2004(d)...................................  1.06%   A1+              5,000
                                                                                      --------
            Total Finance.....................................                        $296,248
                                                                                      --------
            HEALTH CARE -- 1.7%
   6,000    Wyeth
              11/20/2003......................................  1.11%   A1               5,997
                                                                                      --------
            TECHNOLOGY -- 2.5%
   8,750    International Business Machines, Inc.
              09/27/2004(d)...................................  1.26%   A1               8,764
                                                                                      --------
            Total investments in securities
              (cost $346,182)(b)..............................                        $346,182
                                                                                      ========

 (a) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

 (b) Also represents cost for federal income tax purposes.

 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (d) Variable Rate Securities; the yield reported is the rate in effect as of October 31, 2003.

 (e) Securities sold within the terms of a private placement memorandum, exempt from registrations under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at October 31, 2003, was $25,500, which represents 7.39% of total net assets.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at amortized cost........  $346,182
Receivables:
  Fund shares sold..................................     1,508
  Dividends and interest............................       468
Other assets........................................        99
                                                      --------
Total assets........................................   348,257
                                                      --------
LIABILITIES
Payables:
  Fund shares redeemed..............................     2,887
  Payable for investment advisory and management
    fees (Note 3)...................................       150
  Payable for distribution fees (Note 3)............        24
Accrued Expenses....................................       148
                                                      --------
Total liabilities...................................     3,209
                                                      --------
Net assets..........................................  $345,048
                                                      ========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 2,700,000 shares authorized; 345,048
  shares outstanding;...............................  $345,048
                                                      --------
Net assets..........................................  $345,048
                                                      ========

Class A
  $246,199/246,199
  Net asset value per share (shares outstanding).......  $1.00
                                                         =====
Class B
  $67,732/67,732
  Net asset value per share (shares outstanding).......  $1.00
                                                         =====
Class C
  $29,955/29,955
  Net asset value per share (shares outstanding).......  $1.00
                                                         -----
  Maximum offering price per share ($1.00 / 99%).......  $1.01
                                                         =====
Class Y
  $1,162/1,162
  Net asset value per share (shares outstanding).......  $1.00
                                                         =====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
ASSET BACKED AND COMMERCIAL -- 4.0%
            MORTGAGE SECURITIES
            FINANCE -- 4.0%
$    100    AmeriCredit Automobile Receivables Trust,
              5.81%, Ser 2001-1 Class B
              05/06/2006......................................  AA            $   103
     280    AQ Finance CEB Trust, 6.12%, Ser 2003-CE1A
              08/25/2033(d)(f)................................  Baa2*             274
     200    CS First Boston Mortgage Securities Corp., 2.52%,
              Ser 2002-TFLA Class D 11/18/2012(d)(f)..........  A                 200
     300    DLJ Mortgage Acceptance Corp., 7.50%, Ser 1995-CF2
              Class B1 12/17/2027(f)..........................  AAA               300
     150    Ford Credit Auto Owner Trust, 4.29%, Ser 2003-A
              Class C 11/15/2007..............................  BBB               151
      43    Green Tree Financial Corp., 7.30%, Ser 1995-9
              Class A6 01/15/2026.............................  AAA                45
   2,762    LB-UBS Commercial Mortgage Trust PAC I/O, 3.691%,
              12/15/2036(e)(f)................................  AAA               177
      88    LB-UBS Commercial Mortgage Trust, 3.17%,
              12/15/2026......................................  AAA                89
      82    Merrill Lynch Mortgage Investors, Inc., 2.12%, Ser
              2000-FF1 Class M2 03/01/2031(d).................  A                  83
      81    Morgan Stanley Dean Witter Capital I, 4.09%, Ser
              2002-IQ2 Class A1 12/15/2035....................  AAA                83
      98    Morgan Stanley Dean Witter Capital I, 4.59%, Ser
              2002-HQ Class A1 04/15/2034.....................  AAA               101
     472    Morgan Stanley Dean Witter Capital I, 5.38%, Ser
              2002-TOP7 Class A1 01/15/2039...................  Aaa*              500
     300    Navistar Financial Corp. Owner Trust, 3.08%, Ser
              2003-A Class B 11/15/2009.......................  A                 299
      97    Soundview Home Equity Loan Trust, Inc., 8.64%, Ser
              2000-1 Class M1 05/25/2030......................  AA                106
     115    Wachovia Bank Commercial Mortgage Trust, 4.539%,
              Ser 2002-C1 Class A1 04/15/2034.................  AAA               120

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            MORTGAGE SECURITIES FINANCE -- (CONTINUED)
$    300    WFS Financial Owner Trust, 3.05%, Ser 2003-2 Class
              C 12/20/2010....................................  A             $   304
                                                                              -------
            Total asset backed and commercial
              mortgage securities
              (cost $2,945)...................................                  2,935
                                                                              =======
CORPORATE BONDS: INVESTMENT GRADE -- 64.1%
            BASIC MATERIALS -- 4.7%
     300    BOC Group, Inc.,
              7.45%, 06/15/2006(f)............................  A                 328
     250    Carlisle Companies, Inc.,
              6.70%, 05/15/2008...............................  BBB               253
     200    Dow Chemical Co.,
              7.00%, 08/15/2005...............................  A--               214
     100    Falconbridge Ltd.,
              7.375%, 09/01/2005..............................  BBB--             107
     125    ICI North America,
              8.875%, 11/15/2006..............................  BBB               145
     100    International Flavors & Fragrances, Inc.,
              6.45%, 05/15/2006...............................  BBB+              109
     200    International Paper Co.,
              3.80%, 04/01/2008...............................  BBB               198
     350    International Paper Co.,
              8.125%, 07/08/2005..............................  BBB               383
     120    Lafarge North America, Inc.,
              6.375%, 07/15/2005..............................  BBB               128
     100    Pactiv Corp.,
              8.00%, 04/15/2007...............................  BBB               113
      50    Phelps Dodge Corp.,
              6.375%, 11/01/2004..............................  BBB--              51
     130    Placer Dome, Inc.,
              7.125%, 06/15/2007..............................  BBB+              144
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 06/15/2007..............................  BBB+              407
     200    Temple-Inland, Inc.,
              7.25%, 09/15/2004...............................  BBB               207
     300    Westvaco Corp.,
              8.40%, 06/01/2007...............................  BBB               345
     300    Worthington Industries, Inc.,
              7.125%, 05/15/2006..............................  BBB               324
                                                                              -------
                                                                                3,456
                                                                              -------
            CAPITAL GOODS -- 2.2%
     160    Black & Decker Corp.,
              7.00%, 02/01/2006...............................  BBB               176

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CAPITAL GOODS -- (CONTINUED)
$    250    Ingersoll-Rand Co.,
              6.25%, 05/15/2006...............................  BBB+          $   272
     450    International Game Technology,
              7.875%, 05/15/2004..............................  BBB               464
     250    McDonnell Douglas Corp.,
              6.875%, 11/01/2006..............................  A                 272
     100    Rockwell International Corp.,
              6.625%, 06/01/2005..............................  A                 107
     300    Textron, Inc.,
              6.625%, 11/15/2007..............................  A--               325
                                                                              -------
                                                                                1,616
                                                                              -------
            CONSUMER CYCLICAL -- 7.2%
     125    Albertson's, Inc.,
              6.55%, 08/01/2004...............................  BBB               129
     250    American Stores Co.,
              7.40%, 05/15/2005...............................  BBB               268
     500    Centex Corp.,
              4.75%, 01/15/2008...............................  BBB               514
     100    DaimlerChrysler N.A. Holding Corp.,
              4.05%, 06/04/2008...............................  BBB                97
     500    DaimlerChrysler N.A. Holding Corp.,
              7.75%, 06/15/2005...............................  BBB               539
     300    Federated Department Stores, Inc.,
              6.625%, 09/01/2008..............................  BBB+              333
      75    Jones Apparel Group, Inc.,
              7.50%, 06/15/2004...............................  BBB                77
     300    Kroger Co.,
              7.80%, 08/15/2007...............................  BBB               345
     150    Kroger Co.,
              8.15%, 07/15/2006...............................  BBB               169
     370    Masco Corp.,
              6.75%, 03/15/2006...............................  BBB+              405
     250    May Department Stores Co.,
              5.95%, 11/01/2008...............................  BBB+              271
     100    May Department Stores Co.,
              6.875%, 11/01/2005..............................  BBB+              108
     100    Mohawk Industries, Inc., 6.50%, 04/15/2007........  BBB               110
     350    Newell Rubbermaid Inc.,
              6.60%, 11/15/2006...............................  BBB+              387
     150    Newell Rubbermaid, Inc.,
              6.00%, 03/15/2007...............................  BBB+              163
     250    Nine West Group, Inc.,
              8.375%, Ser B 08/15/2005........................  BBB               272
     300    PHH Corp.,
              6.00%, 03/01/2008...............................  BBB+              321
     300    Philips Electronics N.V.,
              8.375%, 09/15/2006..............................  BBB+              342

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            CONSUMER CYCLICAL -- (CONTINUED)
$    320    Pulte Corp,
              7.30%, 10/24/2005...............................  BBB--         $   335
     100    Safeway, Inc.,
              3.80%, 08/15/2005...............................  BBB               102
                                                                              -------
                                                                                5,287
                                                                              -------
            CONSUMER STAPLES -- 2.7%
     300    Cadbury Schweppes Finance,
              5.00%, 06/26/2007...............................  BBB               314
     250    ConAgra Foods, Inc.,
              7.50%, 09/15/2005...............................  BBB+              273
      90    ConAgra Foods, Inc.,
              9.875%, 11/15/2005..............................  BBB+              103
     300    Dial Corp.,
              7.00%, 08/15/2006...............................  BBB--             332
     300    General Mills, Inc.,
              2.625%, 10/24/2006..............................  BBB+              298
     150    Ralcorp Holdings, Inc.,
              8.75%, 09/15/2004...............................  BBB+              159
     150    Tyson Foods, Inc.,
              6.625%, 10/17/2005..............................  BBB               157
     350    Weyerhaeuser Co.,
              5.50%, 03/15/2005...............................  BBB               365
                                                                              -------
                                                                                2,001
                                                                              -------
            ENERGY -- 4.7%
     100    Baker Hughes, Inc.,
              8.00%, 05/15/2004...............................  A--               103
      50    Consolidated Natural Gas Co.,
              5.375%, Ser B 11/01/2006........................  BBB+               53
     325    Consumers Energy Co.,
              6.25%, 09/15/2006...............................  BBB--             354
     250    Kerr-McGee Corp.,
              5.375%, 4/15/2005...............................  BBB               260
     150    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12/01/2007..............................  BBB+              166
     150    Ocean Energy, Inc.,
              7.625% Ser B 07/01/2005.........................  BBB--             164
     400    Petroleos Mexicanos,
              8.85%, 09/15/2007...............................  BBB--             459
     350    Repsol International Finance B.V.,
              7.45%, 07/15/2005...............................  BBB               379
     300    Transocean, Inc.,
              6.75%, 04/15/2005...............................  A--               319
      50    Ultramar Diamond Shamrock Corp.,
              8.00%, Ser A 03/15/2005.........................  BBB                53
     300    Union Oil Co. of California,
              9.125%, 02/15/2006..............................  BBB+              344

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SHORT DURATION FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- (CONTINUED)
$    300    Union Pacific Resources Group, Inc.,
              6.50%, 05/15/2005...............................  BBB+          $   320
     451    Valero Energy Corp.,
              6.125%, 04/15/2007..............................  BBB               493
                                                                              -------
                                                                                3,467
                                                                              -------
            FINANCE -- 18.1%
     300    ACE INA Holdings, Inc.,
              8.30%, 08/15/2006...............................  BBB+              341
     451    Aetna, Inc.,
              7.375%, 03/01/2006..............................  BBB               498
     130    American General Finance Corp.,
              5.875%, 12/15/2005..............................  A+                139
     100    American General Finance Corp.,
              5.91%, 06/12/2006...............................  A+                108
     230    Aon Corp.,
              8.65%, 05/15/2005...............................  A--               251
     400    Avalon Properties, Inc.,
              6.875%, 12/15/2007..............................  BBB+              446
     100    AXA Financial, Inc.,
              9.00%, 12/15/2004...............................  A                 107
     100    Banca Commerciale Italiana,
              8.25%, 07/15/2007...............................  BBB+              110
     150    Banesto Finance Ltd.,
              7.50%, 03/25/2007...............................  A--               168
     250    Bank of Boston Corp.,
              6.625%, 12/01/2005..............................  A--               272
     200    BankAmerica Corp.,
              6.75%, 09/15/2005...............................  A                 217
      89    Bankers Trust Corp.,
              7.125%, 03/15/2006..............................  A                  98
     290    BBV International Finance,
              6.875%, 07/01/2005..............................  A+                310
     100    Bear Stearns Co., Inc.,
              7.625%, 02/01/2005..............................  A                 107
     200    Bombardier Capital, Inc.,
              7.50%, 08/15/2004(f)............................  BBB--             208
     100    Capital One Bank,
              6.875%, 02/01/2006..............................  BBB--             109
     400    Capital One Bank,
              8.25%, 06/15/2005...............................  BBB--             435
     200    Chase Commercial Mortgage Securities Corp.,
              6.90%, Ser 1996-2 Class A2 11/19/2028...........  AAA               217
     300    Chase Funding Mortgage Loan Asset-Backed,
              2.342%, CMO Class IA3 04/25/2024................  AAA               295
     133    Chase Manhattan Corp.,
              6.00%, 11/01/2005...............................  A                 143

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            FINANCE -- (CONTINUED)
$     50    CIGNA Corp.,
              8.25%, 01/01/2007...............................  BBB           $    56
     250    Countrywide Funding Corp.,
              6.875%, 09/15/2005..............................  A                 270
     250    Credit Suisse First Boston USA, Inc.,
              5.875%, 08/01/2006..............................  A+                270
     220    Credit Suisse First Boston USA, Inc.,
              6.50%, 05/01/2008(f)............................  A                 243
     300    Equifax, Inc.,
              4.95%, 11/01/2007...............................  A--               311
     200    Equitable Life Assurance,
              6.95%, 12/01/2005(f)............................  A                 218
     300    Equity Residential Properties Trust,
              7.25%, 06/15/2005...............................  BBB+              323
     100    ERAC USA Finance Co.,
              6.625%, 02/15/2005(f)...........................  BBB+              105
     225    ERAC USA Finance Co.,
              8.25%, 05/01/2005(f)............................  BBB+              244
     700    Ford Motor Credit Co.,
              6.875%, 02/01/2006..............................  BBB               733
     100    Gables Realty L.P.,
              6.80%, 03/15/2005...............................  BBB               105
     100    General Motors Acceptance Corp.,
              4.50%, 07/15/2006...............................  BBB               102
     150    General Motors Acceptance Corp.,
              6.125%, 02/01/2007..............................  BBB               158
     600    General Motors Acceptance Corp.,
              7.50%, 07/15/2005...............................  BBB               642
     100    Goldman Sachs Group, Inc.,
              7.50%, 01/28/2005...............................  A+                107
     150    Household Finance Corp.,
              5.75%, 01/30/2007...............................  A                 162
      50    Household Finance Corp.,
              7.65%, 05/15/2007...............................  A                  56
     100    Household Finance Corp.,
              Floating 05/28/2004 (d).........................  A                 100
     200    International Lease Finance Corp.,
              2.95%, 05/23/2006...............................  A1*               201
     100    International Lease Finance Corp.,
              5.95%, 06/06/2005...............................  AA--              106
     150    J.P. Morgan Chase & Co.,
              5.625%, 08/15/2006..............................  A+                161
     100    Key Bank N.A., Inc.,
              7.125%, 08/15/2006..............................  A--               112
     150    Lehman Brothers Holdings, Inc.,
              8.75%, 03/15/2005...............................  A                 163
     120    Lincoln National Corp.,
              5.25%, 06/15/2007...............................  A--               127

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    293    MBNA America Bank N.A.,
              6.50%, 06/20/2006...............................  BBB+          $   319
     148    MBNA America Bank N.A.,
              6.75%, 03/15/2008 (f)...........................  BBB               165
     300    Merrill Lynch & Co., Inc.,
              7.00%, 04/27/2008...............................  A+                341
     150    Merrill Lynch & Co., Inc.,
              8.00%, 06/01/2007...............................  A+                171
     150    Morgan Stanley Dean Witter & Co.,
              7.75%, 06/15/2005...............................  A+                164
     351    Nationslink Funding Corp.,
              6.00%, Ser 1998-2 Class A1 08/20/2030...........  AAA               371
     250    PNC Funding Corp.,
              5.75%, 08/01/2006...............................  A--               269
     100    Prudential Insurance Co. of America,
              6.375%, 07/23/2006 (f)..........................  A+                110
     198    Residential Asset Securities Corp.,
              7.505%, Ser 1999-KS3 Class AI7 10/25/2030.......  AAA               209
     200    Salomon Smith Barney,
              6.25%, 06/15/2005...............................  AA--              213
     200    Simon Property Group L.P.,
              6.75%, 02/09/2004...............................  BBB               203
     150    Simon Property Group L.P.,
              7.125%, 09/20/2007..............................  BBB               169
     235    St. Paul Companies, Inc.,
              7.875%, 04/15/2005..............................  BBB+              253
     150    Tyco Capital Corp.,
              7.625%, 08/16/2005..............................  A                 164
     417    Vanderbilt Acquisition Loan Trust,
              3.28%, Ser 2002-1 Cl A1 01/07/2013..............  AAA               421
     150    Wellpoint Health Networks, Inc.,
              6.375%, 06/15/2006..............................  A--               164
                                                                              -------
                                                                               13,360
                                                                              -------
            HEALTH CARE -- 1.0%
     200    Boston Scientific Corp.,
              6.625%, 03/15/2005..............................  A--               213
     300    Quest Diagnostics, Inc.,
              6.75%, 07/12/2006...............................  BBB               329
     150    Wyeth,
              7.90%, 02/15/2005...............................  A                 161
                                                                              -------
                                                                                  703
                                                                              -------
            SERVICES -- 8.2%
     100    ARAMARK Services, Inc.,
              6.75%, 08/01/2004...............................  BBB--             103
     370    ARAMARK Services, Inc.,
              8.15%, 05/01/2005...............................  BBB--             399

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            SERVICES -- (CONTINUED)
$    450    Belo Corp.,
              7.125%, 06/01/2007..............................  BBB--         $   504
     389    Comcast Cable Communications, Inc.,
              6.375%, 01/30/2006..............................  BBB               419
     115    Computer Sciences Corp.,
              6.75%, 06/15/2006...............................  A                 127
     150    Cox Enterprises, Inc.,
              4.375%, 05/01/2008(f)...........................  BBB               152
     100    Cox Enterprises, Inc.,
              8.00%, 02/15/2007(f)............................  BBB               114
     250    Electronic Data Systems Corp.,
              6.85%, 10/15/2004...............................  BBB               259
     300    Fiserv, Inc.,
              3.00%, 06/27/2008...............................  BBB+              286
     450    Harrah's Operating Co., Inc.,
              7.125%, 06/01/2007..............................  BBB--             505
     355    Hyatt Equities LLC,
              6.875%, 06/15/2007(f)...........................  BBB               377
     250    Marriott International, Inc.,
              6.875%, Ser B 11/15/2005........................  BBB+              271
     100    Marriott International, Inc.,
              7.00%, 01/15/2008...............................  BBB+              111
     300    News America, Inc.,
              6.625%, 01/09/2008..............................  BBB--             333
     200    Scholastic Corp.,
              5.75%, 01/15/2007...............................  BBB               215
     100    Scholastic Corp.,
              7.00%, 12/15/2003...............................  BBB               101
     200    Sun Microsystems, Inc.,
              7.50%, 08/15/2006...............................  BBB               220
     200    TCI Communications, Inc.,
              6.875%, 02/15/2006..............................  BBB               217
     200    Turner Broadcasting System, Inc.,
              7.40%, 02/01/2004...............................  BBB+              203
     395    USA Networks, Inc.,
              6.75%, 11/15/2005...............................  BBB--             423
     300    Walt Disney Co.,
              7.30%, 02/08/2005...............................  BBB+              320
     350    WMX Technologies,
              7.00%, 10/15/2006...............................  BBB               388
                                                                              -------
                                                                                6,047
                                                                              -------
            TECHNOLOGY -- 9.1%
     300    AT&T Corp.,
              7.00%, 11/15/2006...............................  BBB               332
     100    AT&T Wireless Services, Inc., 6.875%,
              04/18/2005......................................  BBB               106
     400    AT&T Wireless Services, Inc.,
              7.50%, 05/01/2007...............................  BBB               449
     350    British Telecommunications plc,
              7.875%, 12/15/2005..............................  A--               388
     300    Cingular Wireless LLC,
              5.625%, 12/15/2006..............................  A+                323

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SHORT DURATION FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$    290    Cox Communications, Inc.,
              7.75%, 08/15/2006...............................  BBB           $   327
     560    Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2005...............................  BBB+              612
     500    France Telecom S.A.,
              8.45%, 03/01/2006...............................  BBB               560
     450    Hewlett-Packard Co.,
              5.75%, 12/15/2006...............................  A--               486
     275    Maytag Corp.,
              6.875%, 03/31/2006..............................  BBB               298
     500    Motorola, Inc.,
              6.75%, 02/01/2006...............................  BBB               538
     250    Puget Sound Energy, Inc.,
              3.363%, 06/01/2008..............................  BBB               242
     450    Raytheon Co.,
              8.20%, 03/01/2006...............................  BBB-              503
     400    Sprint Capital Corp.,
              7.90%, 03/15/2005...............................  BBB--             428
     250    Time Warner Companies, Inc.,
              8.11%, 08/15/2006...............................  BBB+              282
     250    US Cellular Corp.,
              7.25%, 08/15/2007...............................  A--               257
     475    Verizon Wireless Capital LLC,
              5.375%, 12/15/2006..............................  A+                507
      75    Vodafone Group plc,
              7.625%, 02/15/2005..............................  A                  80
                                                                              -------
                                                                                6,718
                                                                              -------
            TRANSPORTATION -- 1.7%
     325    CSX Corp.,
              9.00%, 08/15/2006...............................  BBB               377
     280    Norfolk Southern Corp.,
              7.40%, 09/15/2006...............................  BBB               316
     350    TTX Co.,
              3.875%, 03/01/2008(f)...........................  A+                341
     200    Union Pacific Corp.,
              7.60%, 05/01/2005...............................  BBB               217
                                                                              -------
                                                                                1,251
                                                                              -------
            UTILITIES -- 4.5%
     340    Appalachian Power Co.,
              4.80%, Ser E 06/15/2005.........................  BBB               353
     145    Appalachian Power Co.,
              6.80%, 03/01/2006...............................  BBB               158
      50    Baltimore Gas & Electric Co., Inc.,
              6.625%, 03/15/2008..............................  A                  56
     322    Commonwealth Edison Co.,
              6.40%, 10/15/2005...............................  BBB+              346
     200    DTE Energy Co.,
              6.00%, 06/01/2004...............................  BBB               205
     250    FPL Group Capital, Inc.,
              3.25%, 04/11/2006...............................  A--               253

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            UTILITIES -- (CONTINUED)
$    250    Georgia Power Co.,
              6.20%, 02/01/2006...............................  A             $   272
     140    Niagara Mohawk Power Corp.,
              9.75%, 11/01/2005...............................  A+                159
     250    Northeast Utilities, Inc.,
              3.30%, 06/01/2008...............................  BBB               241
     300    Southwestern Public Service Co.,
              5.125%, 11/01/2006..............................  BBB               319
     255    Tampa Electric Co.,
              5.375%, 08/15/2007..............................  BBB--             267
     120    Texas Eastern Transmission L.P.,
              5.25%, 07/15/2007...............................  BBB+              127
     250    Texas-New Mexico Power Co.,
              6.125%, 06/01/2008(f)...........................  BBB--             252
     300    TXU Electric Co.,
              6.25%, 10/01/2004...............................  BBB               312
                                                                              -------
                                                                                3,320
                                                                              -------
            Total corporate bonds: investment grade (cost
              $46,797)........................................                $47,226
                                                                              =======
U.S. GOVERNMENT SECURITIES -- 29.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.9%
     300    3.125% 2006.......................................                $   304
   1,000    5.50% 2029........................................                  1,032
     500    6.00% 2027........................................                    508
     243    6.00% 2032........................................                    249
     524    6.50% 2017........................................                    549
     900    7.00% 2028........................................                    943
                                                                              -------
                                                                                3,585
                                                                              -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.6%
   1,000    6.00% 2030........................................                  1,042
     989    6.00% 2032 -- 2033................................                  1,016
     575    6.50% 2032........................................                    597
                                                                              -------
                                                                                2,655
                                                                              -------
            GOVERNMENT NATIONAL MORTGAGE -- 4.0%
   1,000    6.00% 2032........................................                  1,010
   1,500    6.00% 2033........................................                  1,545
     386    7.00% 2032........................................                    408
                                                                              -------
                                                                                2,963
                                                                              -------
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.5%
     400    3.00% 2008........................................                    392
                                                                              -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                                      MARKET
 AMOUNT                                                                       VALUE(B)
---------                                                                     --------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
            U.S. TREASURY SECURITIES -- 16.2%
$    780    3.375% 2007(g)....................................                $   991
   8,615    3.625% 2008(g)....................................                 10,939
                                                                              -------
                                                                               11,930
                                                                              -------
            Total U.S. government securities (cost $21,632)...                $21,525
                                                                              =======
            Total long-term investments
              (cost $71,374)..................................                $71,686
                                                                              =======
SHORT-TERM INVESTMENTS -- 1.7%
            FINANCE -- 1.7%
     297    Banc One Joint Repurchase Agreement,
              0.97%, 11/03/2003 (Note 2f).....................                $   297
     470    BNP Paribas Joint Repurchase Agreement,
              0.99%, 11/03/2003 (Note 2f).....................                    470
     470    UBS Warburg Joint Repurchase Agreement,
              0.98%, 11/03/2003 (Note 2f).....................                    470
                                                                              -------
                                                                                1,237
                                                                              -------
            Total short-term investments
              (cost $1,237)...................................                $ 1,237
                                                                              =======
            Total investments in securities (cost
              $72,611)(a).....................................                $72,923
                                                                              =======

  (a) At October 31, 2003, the cost of securities for federal income tax purposes is $72,611 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation..........................  $ 679
     Unrealized depreciation..........................   (367)
                                                        -----
     Net unrealized appreciation......................  $ 312
                                                        =====

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.80% of total net assets as of October 31, 2003.

  (d) Variable rate securities; the yield reported is the rate in effect as of October 31, 2003.

  (e) The interest rate disclosed for interest only strips represents the effective yield at October 31, 2003, based upon the estimated timing and amount of future cash flows.

  (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $3,808, which represents 5.17% of total net assets.

  (g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    *  Moody's Rating

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $72,611).........................................   $72,923
Cash...............................................         2
Receivables:
  Fund shares sold.................................       895
  Dividends and interest...........................     1,005
Other assets.......................................        70
                                                      -------
Total assets.......................................    74,895
                                                      -------
LIABILITIES
Payables:
  Investment securities purchased..................       297
  Fund shares redeemed.............................       912
  Payable for investment advisory and management
    fees (Note 3)..................................        34
  Payable for distribution fees (Note 3)...........         7
Accrued Expenses...................................        26
                                                      -------
Total liabilities..................................     1,276
                                                      -------
Net assets.........................................   $73,619
                                                      =======

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 7,260 shares
  outstanding.......................................  $73,500
Accumulated undistributed net investment income.....       28
Accumulated net realized loss on investments and
  foreign currency transactions.....................     (221)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................      312
                                                      -------
Net assets..........................................  $73,619
                                                      =======

Class A
  Net asset value per share ($32,753 / 3,230 shares
    outstanding)......................................  $10.14
                                                        ------
  Maximum offering price per share ($10.14 / 97.0%)...  $10.45
                                                        ======
Class B
  Net asset value per share ($10,206 / 1,007 shares
    outstanding)......................................  $10.14
                                                        ======
Class C
  Net asset value per share ($30,660 / 3,023 shares
    outstanding)......................................  $10.14
                                                        ------
  Maximum offering price per share ($10.14 / 99.0%)...  $10.24
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 92.3%
            BASIC MATERIALS -- 4.9%
     231    Alkermes, Inc. (with rights)(a)...................  $  2,997
     143    Arch Coal, Inc. ..................................     3,509
      97    Ceradyne, Inc.(a).................................     4,010
      66    Trex Co., Inc.(a).................................     2,446
                                                                --------
                                                                  12,962
                                                                --------
            CAPITAL GOODS -- 3.3%
      44    Leapfrog Enterprises, Inc.(a).....................     1,523
      69    Moog, Inc. Class A(a).............................     2,926
      77    Rudolph Technologies, Inc.(a).....................     2,025
     167    Scientific Games Corp. Class A(a).................     2,219
                                                                --------
                                                                   8,693
                                                                --------
            CONSUMER CYCLICAL -- 12.5%
     109    A.C. Moore Arts & Crafts, Inc.(a).................     2,524
     552    American Tower Corp. Class A(a)...................     6,403
      54    Dick's Sporting Goods, Inc.(a)....................     2,474
      51    ESCO Technologies, Inc.(a)........................     2,201
      67    Fred's, Inc. .....................................     2,536
     315    Hollywood Entertainment Corp.(a)..................     4,781
     148    Insight Enterprises, Inc.(a)......................     2,482
      51    K-Swiss, Inc. ....................................     2,228
      71    M.D.C. Holdings, Inc. ............................     4,809
      91    Ports Design Ltd.(a)..............................       164
      80    RARE Hospitality International, Inc.(a)...........     1,988
      86    Sigma Designs, Inc.(a)............................       731
                                                                --------
                                                                  33,321
                                                                --------
            CONSUMER STAPLES -- 0.6%
     100    Peet's Coffee & Tea, Inc.(a)......................     1,685
                                                                --------
            ENERGY -- 1.9%
      84    Cabot Oil & Gas Corp. ............................     2,139
      73    Patina Oil & Gas Corp. (with rights)..............     3,063
                                                                --------
                                                                   5,202
                                                                --------
            FINANCE AND INSURANCE -- 9.0%
      29    Affiliated Managers Group, Inc.(a)................     2,074
      89    AMCORE Financial, Inc. ...........................     2,411
      87    Arch Capital Group Ltd.(a)........................     3,162
     131    First Niagara Financial Group, Inc. ..............     1,869
     306    HealthExtras, Inc.(a).............................     3,589
      46    iShares Russell 2000 Growth Index Fund............     2,623
      87    Platinum Underwriters Holdings Ltd. ..............     2,514
      73    ProAssurance Corp.(a).............................     2,194
      13    The First Marblehead Corp.(a).....................       277
     271    U.S.I. Holdings Corp.(a)..........................     3,438
                                                                --------
                                                                  24,151
                                                                --------
            HEALTH CARE -- 16.0%
     105    Abaxis, Inc.(a)...................................     1,815
     152    Abgenix, Inc. (with rights)(a)....................     1,866
      56    AmSurg Corp. (with rights)(a).....................     2,015
     106    AtheroGenics, Inc. (with rights)(a)...............     1,751
     705    Beverly Enterprises, Inc.(a)......................     4,277
     107    Ciphergen Biosystems, Inc.(a).....................     1,167
     107    Curative Health Services, Inc.(a).................     1,526

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
      49    CV Therapeutics, Inc. (with rights)(a)............  $    856
     205    Cytyc Corp.(a)....................................     2,652
      42    eResearch Technology, Inc.(a).....................     1,931
      22    INAMED Corp.(a)...................................     1,868
      17    Kosan Biosciences, Inc.(a)........................       153
      77    Medicines Co.(a)..................................     2,059
     128    Merit Medical Systems, Inc.(a)....................     3,358
      87    NPS Pharmaceuticals, Inc.(a)......................     2,295
      90    Odyssey HealthCare, Inc. (with rights)(a).........     2,506
     178    Option Care, Inc.(a)..............................     1,744
      78    Orthofix International N.V.(a)....................     2,842
     179    Osteotech, Inc.(a)................................     1,451
       2    Respironics, Inc.(a)..............................        92
      58    Telik, Inc.(a)....................................     1,178
      79    Vertex Pharmaceuticals, Inc.(a)...................     1,041
      61    Zoll Medical Corp.(a).............................     2,084
                                                                --------
                                                                  42,527
                                                                --------
            SERVICES -- 13.3%
      62    Alliance Data Systems Corp.(a)....................     1,709
      86    Cumulus Media, Inc. Class A(a)....................     1,606
     169    DiamondCluster International, Inc.(a).............     1,502
      48    Education Management Corp.(a).....................     3,026
      29    Embarcadero Technologies, Inc.(a).................       377
     416    Enterasys Networks, Inc.(a).......................     1,622
     181    Exelixis, Inc.(a).................................     1,347
      39    Lin TV Corp.(a)...................................       880
     180    MPS Group, Inc.(a)................................     1,720
     148    Navigant Consulting, Inc.(a)......................     2,432
     112    Netscreen Technologies, Inc.(a)...................     2,971
     394    Sapient Corp.(a)..................................     2,161
   1,572    Sirius Satellite Radio, Inc.(a)...................     3,693
     235    Stake Technology Ltd.(a)..........................     2,249
      56    University of Phoenix Online(a)...................     3,849
     197    webMethods, Inc. (with rights)(a).................     1,706
     124    Wynn Resorts Ltd.(a)..............................     2,491
                                                                --------
                                                                  35,341
                                                                --------
            TECHNOLOGY -- 25.9%
     188    Agile Software Corp. (with rights)(a).............     2,061
     201    ASE Test Ltd. ADR(a)..............................     2,511
     419    Brocade Communications Systems, Inc. (with
              rights)(a)......................................     2,746
      64    Cognos, Inc.(a)...................................     2,190
     571    Crown Castle International Corp.(a)...............     7,234
     136    Dot Hill Systems Corp. (with rights)(a)...........     1,826
      34    DSP Group, Inc.(a)................................       817
     122    Exar Corp.(a).....................................     1,962
      87    FuelCell Energy, Inc.(a)..........................     1,328
     393    MEMC Electronic Materials, Inc.(a)................     4,398
     185    Microsemi Corp.(a)................................     3,836
     291    Mindspeed Technologies, Inc.(a)...................     1,491
     214    Networks Associates, Inc.(a)......................     2,984
      44    NII Holdings, Inc. Class B(a).....................     3,425
     620    ON Semiconductor Corp.(a).........................     2,667
     174    Overland Storage, Inc.(a).........................     3,434
     213    Pericom Semiconductor Corp. (with rights)(a)......     2,428

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      61    Plantronics, Inc.(a)..............................  $  1,705
     104    Polycom, Inc.(a)..................................     2,086
     109    Quantum Fuel Systems Technologies Worldwide,
              Inc.(a).........................................       996
     410    Red Hat, Inc.(a)..................................     6,163
     138    Semtech Corp.(a)..................................     3,072
   1,402    Techtronic Industries Co. Ltd.....................     3,864
      97    Wilson Greatbatch Technologies, Inc. (with
              rights)(a)......................................     3,639
                                                                --------
                                                                  68,863
                                                                --------
            TRANSPORTATION -- 4.9%
     376    AMR Corp.(a)......................................     4,996
      81    Old Dominion Freight Line, Inc.(a)................     2,602
       7    Overnight Corp.(a)................................       149
     157    Yellow Corp.(a)...................................     5,144
                                                                --------
                                                                  12,891
                                                                --------
            Total Common Stock
              (Cost $202,352).................................  $245,636
                                                                ========
 SHARES
---------
SHORT-TERM INVESTMENTS -- 13.3%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 6.7%
  17,886    Boston Global Investment Trust....................  $ 17,886
                                                                --------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 6.6%
 $ 2,522    ABN AMRO Joint Repurchase Agreement,..............
              1.00%, 11/03/03 (Note 2f)                            2,522
   6,636    BNP Paribas Joint Repurchase Agreement,...........
              1.00%, 11/03/03 (Note 2f)                            6,636
   8,234    UBS Securities Joint Repurchase Agreement,........
              0.98%, 11/03/03 (Note 2f)                            8,234
                                                                --------

                                                                  17,392
                                                                --------

            Total Short-Term Investments......................
              (Cost $35,278)                                    $ 35,278
                                                                ========

            Total Investments in Securities...................
              (Cost $237,630)(b)                                $280,914
                                                                ========


  (a)  Presently non-income producing.

  (b) At October 31, 2003 the cost of securities for federal income tax purposes is $239,067 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 48,550
   Unrealized depreciation........................    (6,703)
                                                    --------
   Net unrealized appreciation....................  $ 41,847
                                                    ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.20% of total net assets as of October 31, 2003.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $237,630)@.......................................  $ 280,914
Cash...............................................         @@
Receivables:
  Investment securities sold.......................      5,783
  Fund shares sold.................................      2,069
  Dividends and interest...........................         11
Other assets.......................................         65
                                                     ---------
Total assets.......................................    288,842
                                                     ---------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)............................................     17,886
  Foreign currency on credit with custodian (cost
    @@ )...........................................          3
  Investment securities purchased..................      4,226
  Fund shares redeemed.............................        347
  Payable for investment advisory and management
    fees (Note 3)..................................        185
  Payable for distribution fees (Note 3)...........         20
Accrued Expenses...................................         80
                                                     ---------
Total liabilities..................................     22,747
                                                     ---------
Net assets.........................................  $ 266,095
                                                     =========

    @  Market value of securities on loan $15,684.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value
  $0.001 per share; 300,000 shares authorized;
  19,037 shares outstanding.......................   $ 333,174
Accumulated net realized loss on investments and
  foreign currency transactions...................    (110,360)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency.....      43,281
                                                     ---------
Net assets........................................   $ 266,095
                                                     =========

Class A
  Net asset value per share ($141,327 / 9,899 shares
    outstanding)......................................  $14.28
                                                        ------
  Maximum offering price per share ($14.28 / 94.5%)...  $15.11
                                                        ======
Class B
  Net asset value per share ($58,286 / 4,315 shares
    outstanding)......................................  $13.51
                                                        ======
Class C
  Net asset value per share ($52,010 / 3,847 shares
    outstanding)......................................  $13.52
                                                        ------
  Maximum offering price per share($13.52 / 99.0%)....  $13.66
                                                        ======
Class Y
  Net asset value per share ($14,472 / 976 shares
    outstanding)......................................  $14.83
                                                        ======
@@ Due to the presentation of the financial statements in
  thousands, the number or shares and/or dollars round to
  zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 98.2%
            BASIC MATERIALS -- 3.9%
     24     Cabot Microelectronics Corp.(a)...................  $  1,391
     34     Glatfelter........................................       434
    114     Longview Fibre Co. (with rights)..................     1,225
     15     Minerals Technologies, Inc. (with rights).........       806
     50     Precision Castparts Corp. ........................     2,044
     17     Schweitzer-Mauduit International, Inc. ...........       442
     17     Select Comfort Corp.(a)...........................       516
     39     Wausau-Mosinee Paper Corp. .......................       483
                                                                --------
                                                                   7,341
                                                                --------
            CAPITAL GOODS -- 6.4%
     26     Action Performance Companies, Inc.(a).............       532
     21     Albany International Corp. Class A................       634
     77     Armor Holdings, Inc.(a)...........................     1,492
     77     Callaway Golf Co. ................................     1,255
     22     DuPont Photomasks, Inc. (with rights)(a)..........       505
     34     Engineered Support Systems, Inc. .................     2,265
     38     Graco, Inc. (with rights).........................     1,440
     17     Moog, Inc. Class A(a).............................       700
    109     Nautilus Group, Inc. .............................     1,698
     42     Photronics, Inc.(a)...............................       905
     14     York International Corp. .........................       556
                                                                --------
                                                                  11,982
                                                                --------
            CONSUMER CYCLICAL -- 10.4%
     42     Aeropostale, Inc.(a)..............................     1,296
     26     AFC Enterprises, Inc.(a)..........................       439
     23     Bebe Stores, Inc.(a)..............................       638
     23     CEC Entertainment, Inc.(a)........................     1,130
     32     GameStop Corp.(a).................................       545
     18     Granite Construction, Inc. .......................       352
     30     Guitar Center, Inc.(a)............................       973
    120     Hollywood Entertainment Corp.(a)..................     1,828
     58     Hot Topic, Inc.(a)................................     1,669
    967     i2 Technologies, Inc. (with rights)(a)............     1,711
     20     Owens & Minor, Inc. ..............................       407
    111     Pacific Sunwear of California, Inc.(a)............     2,556
     91     PolyMedica Corp. .................................     2,681
     60     Steven Madden Ltd. (with rights)(a)...............     1,288
     50     Washington Group Int'l., Inc.(a)..................     1,378
     24     Wolverine World Wide, Inc. (with rights)..........       485
                                                                --------
                                                                  19,376
                                                                --------
            CONSUMER STAPLES -- 0.4%
     39     Sensient Technologies Corp. ......................       745
                                                                --------
            ENERGY -- 2.8%
     48     Cabot Oil & Gas Corp. ............................     1,234
    126     Chesapeake Energy Corp. (with rights).............     1,508
     51     Forest Oil Corp.(a)...............................     1,184
     32     Patina Oil & Gas Corp. (with rights)..............     1,370
                                                                --------
                                                                   5,296
                                                                --------
            FINANCE AND INSURANCE -- 10.8%
     18     Affiliated Managers Group, Inc.(a)................     1,320
     83     American Capital Strategies Ltd. .................     2,238
     27     American Home Mortgage Holdings, Inc. ............       559

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            FINANCE AND INSURANCE -- 10.8% -- (CONTINUED)
     40     American Medical Security Group, Inc.(a)..........  $    913
     28     AMERIGROUP Corp.(a)...............................     1,167
     70     Clark, Inc.(a)....................................     1,049
     22     Downey Financial Corp. ...........................       987
     18     First BanCorp Puerto Rico. .......................       596
     20     Hancock Holding Co. ..............................     1,156
     27     Hanmi Financial Corp. ............................       562
     31     IndyMac Mortgage Holdings, Inc. ..................       897
     53     Investment Technology Group, Inc.(a)..............     1,060
     38     Irwin Financial Corp. ............................     1,065
     19     LandAmerica Financial Group, Inc. ................       945
     40     NetBank, Inc. (with rights).......................       552
      3     Old Second Bancorp, Inc. .........................       152
     10     Peoples Bancorp, Inc. ............................       288
     14     PS Business Parks, Inc. (REIT)....................       543
     59     Reinsurance Group of America, Inc. ...............     2,361
     69     Scottish Re Group Ltd. ...........................     1,496
      9     State Financial Services Corp. ...................       229
                                                                --------
                                                                  20,135
                                                                --------
            HEALTH CARE -- 17.3%
    129     Abgenix, Inc. (with rights)(a)....................     1,577
     64     Advanced Medical Optics, Inc.(a)..................     1,281
     51     Alexion Pharmaceuticals, Inc.(a)..................       942
     43     Alpharma, Inc. Class A............................       788
     92     Applera Corp. -- Celera Genomics Group(a).........     1,223
    130     Ciphergen Biosystems, Inc.(a).....................     1,415
    103     CV Therapeutics, Inc. (with rights)(a)............     1,819
    192     Cytyc Corp.(a)....................................     2,486
     49     Diagnostic Products Corp. ........................     1,992
    253     Gene Logic, Inc.(a)...............................     1,257
     21     Haemonetics Corp.(a)..............................       484
    292     Incyte Corp.(a)...................................     1,544
     15     Invacare Corp. ...................................       595
     63     Kos Pharmaceuticals, Inc.(a)......................     2,502
     80     Kosan Biosciences, Inc.(a)........................       734
     52     NPS Pharmaceuticals, Inc.(a)......................     1,361
     99     Nu Skin Enterprises, Inc. ........................     1,577
     11     OSI Pharmaceuticals, Inc. (with rights)(a)........       311
     78     Perrigo Co. ......................................     1,048
     69     Pharmacopeia, Inc.(a).............................       861
    112     Regeneron Pharmaceutical, Inc.(a).................     1,554
     68     Respironics, Inc.(a)..............................     2,847
      9     Ventana Medical Systems, Inc.(a)..................       356
     83     Vertex Pharmaceuticals, Inc.(a)...................     1,086
     34     Viasys Healthcare, Inc. (with rights)(a)..........       610
                                                                --------
                                                                  32,250
                                                                --------
            SERVICES -- 21.9%
     84     Acxiom Corp.(a)...................................     1,336
     19     Advisory Board Co.(a).............................       695
     36     ADVO, Inc. .......................................     1,600
     50     Anteon International Corp.(a).....................     1,721
     27     Argosy Gaming Co.(a)..............................       643
     32     Aztar Corp.(a)....................................       658
     15     Bankrate, Inc.(a).................................       232
     34     Beasley Broadcast Group, Inc. Class A(a)..........       498

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     27     Black Box Corp. ..................................  $  1,167
     16     CACI International, Inc.(a).......................       768
    175     Charter Communications, Inc. Class A(a)...........       747
     55     Coinstar, Inc.(a).................................       806
     76     Cyberguard Corp.(a)...............................       658
    175     Dendrite International, Inc.(a)...................     2,646
    394     Digital Generation Systems, Inc.(a)...............       760
     75     Digital Insight Corp.(a)..........................     1,563
    120     Enterasys Networks, Inc.(a).......................       468
    153     Exelixis, Inc.(a).................................     1,135
    196     Gartner, Inc. Class A(a)..........................     2,494
    223     Hollywood Media Corp.(a)..........................       443
     91     Hypercom Corp.(a).................................       447
     45     IDX Systems Corp.(a)..............................     1,179
     33     ITT Educational Services, Inc.(a).................     1,638
     35     Manhattan Associates, Inc.(a).....................       974
     38     MAXIMUS, Inc.(a)..................................     1,323
    174     McDATA Corp. (with rights)(a).....................     1,792
     34     Mentor Graphics Corp. (with rights)(a)............       573
     21     MTS Systems Corp. ................................       369
     40     Pegasus Communications Corp.(a)...................       730
     55     Per-Se Technologies, Inc.(a)......................       748
    104     PRG-Schultz International, Inc.(a)................       495
    204     Radiant Systems, Inc.(a)..........................     1,360
     51     Red Robin Gourmet Burgers, Inc.(a)................     1,491
     21     Resources Connection, Inc.(a).....................       517
     97     Right Management Consultants, Inc.(a).............     1,749
    398     UnitedGlobalCom, Inc. Class A(a)..................     2,818
     65     VitalWorks, Inc.(a)...............................       328
     55     Watson Wyatt & Co. Holdings, Inc.(a)..............     1,325
                                                                --------
                                                                  40,894
                                                                --------
            TECHNOLOGY -- 24.1%
    166     Activision, Inc.(a)...............................     2,500
    212     Actuate Corp.(a)..................................       753
     35     Advanced Fibre Communications, Inc.(a)............       845
     16     AMETEK, Inc. .....................................       734
     22     Benchmark Electronics, Inc. (with rights)(a)......     1,067
     62     Boston Communications Group, Inc.(a)..............       584
     57     Checkpoint Systems, Inc.(a).......................     1,074
     69     Conexant Systems, Inc.(a).........................       402
     58     CSG Systems International, Inc.(a)................       671
     29     CTS Corp. ........................................       318
     36     Electronics for Imaging, Inc.(a)..................       984
     31     Emulex Corp.(a)...................................       889
     82     ESS Technology, Inc.(a)...........................     1,144
     44     Exar Corp.(a).....................................       705
     78     Fairchild Semiconductor International, Inc.(a)....     1,772
     31     FileNET Corp.(a)..................................       823
     20     FindWhat.com(a)...................................       334
     77     FLIR Systems, Inc.(a).............................     2,407
    142     General Communication, Inc. Class A(a)............     1,403
     46     Genesis Microchip, Inc.(a)........................       758
     38     Hutchinson Technology, Inc.(a)....................     1,273

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
     60     Hyperion Solutions Corp. (with rights)(a).........  $  2,006
     53     InVision Technologies, Inc.(a)....................     1,451
     37     Kronos, Inc.(a)...................................     2,232
    295     LookSmart Ltd.(a).................................       510
     56     Methode Electronics, Inc. Class A (with rights)...       668
    222     ON Semiconductor Corp.(a).........................       956
    116     Pegasystems, Inc.(a)..............................       883
     28     Plantronics, Inc.(a)..............................       765
     66     Powerwave Technologies, Inc. (with rights)(a).....       428
    152     Primus Telecommunications Group, Inc.(a)..........     1,397
    100     PTEK Holdings, Inc.(a)............................       871
    227     Rainbow Technologies, Inc.(a).....................     2,794
     11     Silicon Laboratories, Inc.(a).....................       594
     86     TALK America Holdings, Inc.(a)....................     1,074
     94     Tekelec(a)........................................     1,516
     51     Transaction Systems Architects, Inc.(a)...........     1,024
    282     Trizetto Group, Inc. (with rights)(a).............     1,915
    282     Visual Networks, Inc.(a)..........................       499
     91     WebEx Communications, Inc.(a).....................     2,010
                                                                --------
                                                                  45,033
                                                                --------
            UTILITIES -- 0.2%
     20     Cleco Corp. ......................................       335
                                                                --------
            Total common stock
              (cost $158,737).................................  $183,387
                                                                ========

 SHARES
---------
SHORT-TERM INVESTMENTS -- 8.3%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 7.2%
   7,398    Evergreen Institutional Money Market Fund.........  $  7,398
   6,083    Evergreen Prime Cash Management Money Market
              Fund............................................     6,083
                                                                --------
                                                                  13,481
                                                                --------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 1.1%
 $   217    ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................       217
     571    BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................       571
     709    UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................       709
                                                                --------
                                                                   1,497
                                                                --------
     450    US Treasury Bill, 0.89%, 01/08/2004(e)............       449
                                                                --------
                                                                   1,946
                                                                --------
            Total short-term investments (cost $15,427).......  $ 15,427
                                                                ========
            Total investments in securities (cost
              $174,164)(b)....................................  $198,814
                                                                ========

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (a)  Presently non-income producing.

  (b) At October 31, 2003, the cost of securities for federal income tax purposes is $175,550 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 32,737
   Unrealized depreciation........................    (9,473)
                                                    --------
   Net unrealized appreciation....................  $ 23,264
                                                    ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (e)  Security pledged as initial margin deposit for 3 open Russell 2000 Index
       December 2003 Futures contracts. As of October 31, 2003, these contracts had a value of $793 with unrealized appreciation of $28.


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $174,164) @.......................................  $198,814
Receivables:
  Investment securities sold........................     3,810
  Fund shares sold..................................       532
  Dividends and interest............................        32
Other assets........................................        61
                                                      --------
Total assets........................................   203,249
                                                      --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d).............................................    13,481
  Investment securities purchased...................     2,738
  Fund shares redeemed..............................       170
  Payable for investment advisory and management
    fees (Note 3)...................................       140
  Payable for distribution fees (Note 3)............        15
Accrued Expenses....................................        19
Variation margin payable............................         4
                                                      --------
Total liabilities...................................    16,567
                                                      --------
Net assets..........................................  $186,682
                                                      ========
@ Market value of securities on loan $12,149.


SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.0001
  per share; 21,000,000 shares authorized; 8,373
  shares outstanding................................  $247,427
Accumulated net realized loss on investments........   (85,423)
Unrealized appreciation of investments in
  securities........................................    24,678
                                                      --------
Net assets..........................................  $186,682
                                                      ========

Class A
  Net asset value per share ($17,544 / 766 shares
    outstanding)......................................  $22.91
                                                        ------
  Maximum offering price per share ($22.91 / 94.5%)...  $24.24
                                                        ======
Class B
  Net asset value per share ($6,571 / 313 shares
    outstanding)......................................  $20.99
                                                        ======
Class C
  Net asset value per share ($5,076 / 242 shares
    outstanding)......................................  $20.99
                                                        ------
  Maximum offering price per share ($20.99 / 99.0%)...  $21.20
                                                        ======
Class H
  Net asset value per share ($20,767 / 988 shares
    outstanding)......................................  $21.02
                                                        ======
Class L
  Net asset value per share ($112,621 / 4,917 shares
    outstanding)......................................  $22.90
                                                        ------
  Maximum offering price per share ($22.90 /95.25%)...  $24.04
                                                        ======
Class M
  Net asset value per share ($17,992 / 856 shares
    outstanding)......................................  $21.00
                                                        ======
Class N
  Net asset value per share ($6,110 / 291 shares
    outstanding)......................................  $21.02
                                                        ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)......................................  $23.06
                                                        ======

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 6.8%
     187    3M Co. ...........................................  $   14,764
     820    Alcoa, Inc. ......................................      25,894
     552    Dow Chemical Co. .................................      20,794
     379    DuPont (E.I.) de Nemours & Co. ...................      15,307
     678    Gillette Co. (with rights)........................      21,619
     444    International Paper Co. ..........................      17,452
                                                                ----------
                                                                   115,830
                                                                ----------
            CAPITAL GOODS -- 3.3%
     274    Illinois Tool Works, Inc. ........................      20,145
     170    Northrop Grumman Corp. (with rights)..............      15,198
     240    United Technologies Corp. ........................      20,334
                                                                ----------
                                                                    55,677
                                                                ----------
            CONSUMER CYCLICAL -- 8.8%
     306    Caterpillar, Inc. (with rights)...................      22,431
     630    Costco Wholesale Corp.(a).........................      22,283
   1,021    Gap, Inc. ........................................      19,488
     975    Home Depot, Inc. .................................      36,158
      88    Kohl's Corp.(a)...................................       4,912
     362    Masco Corp. (with rights).........................       9,952
     285    NIKE, Inc. Class B................................      18,180
     432    Target Corp. (with rights)........................      17,148
                                                                ----------
                                                                   150,552
                                                                ----------
            CONSUMER STAPLES -- 6.6%
     793    Coca-Cola Co. ....................................      36,795
     370    General Mills, Inc. ..............................      16,613
     678    PepsiCo, Inc. ....................................      32,408
     207    Procter & Gamble Co. .............................      20,326
     122    Weyerhaeuser Co. .................................       7,318
                                                                ----------
                                                                   113,460
                                                                ----------
            ENERGY -- 5.3%
     276    Chevron Texaco Corp. (with rights)................      20,527
   1,463    Exxon Mobil Corp. ................................      53,513
     361    Schlumberger Ltd. ................................      16,951
                                                                ----------
                                                                    90,991
                                                                ----------
            FINANCE AND INSURANCE -- 21.2%
     449    American Express Co. .............................      21,076
     772    American International Group, Inc. ...............      46,976
     411    Bank of America Corp. ............................      31,133
     689    Bank One Corp. ...................................      29,231
   1,364    Citigroup, Inc. ..................................      64,663
     205    Fannie Mae........................................      14,704
     194    Franklin Resources, Inc. .........................       9,176
     315    HSBC Holdings plc ADR.............................      23,642
     315    KeyCorp...........................................       8,896
     452    Marsh & McLennan Companies, Inc. (with rights)....      19,340
     424    Merrill Lynch & Co., Inc. ........................      25,113
     314    Morgan Stanley (with rights)......................      17,213
     345    State Street Corp. (with rights)..................      18,064

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
            FINANCE AND INSURANCE -- (CONTINUED)
     851    Travelers Property Casualty Corp. Class B.........  $   13,936
     391    U.S. Bancorp (with rights)........................      10,629
     197    Wachovia Corp. (with rights)......................       9,023
                                                                ----------
                                                                   362,815
                                                                ----------
            HEALTH CARE -- 13.1%
     491    Abbott Laboratories (with rights).................      20,905
     238    Amgen, Inc. (with rights)(a)......................      14,680
     135    Cardinal Health, Inc. ............................       8,005
     267    Genzyme Corp.(a)..................................      12,269
     372    HCA, Inc. ........................................      14,229
     297    Johnson & Johnson.................................      14,953
     542    Lilly (Eli) & Co. (with rights)...................      36,128
     270    Merck & Co., Inc. ................................      11,952
   2,151    Pfizer, Inc. (with rights)........................      67,985
     520    Wyeth (with rights)...............................      22,953
                                                                ----------
                                                                   224,059
                                                                ----------
            SERVICES -- 8.8%
     773    Accenture Ltd. Class A(a).........................      18,079
     277    Automatic Data Processing, Inc. ..................      10,435
     651    Comcast Corp. Class A(a)..........................      22,087
     417    Computer Sciences Corp.(a)........................      16,502
     262    FedEx Corp. ......................................      19,872
     128    Marriott International, Inc. Class A (with
              rights).........................................       5,538
     409    SAP AG ADR........................................      14,952
     441    Viacom, Inc. Class B..............................      17,575
     555    Walt Disney Co. ..................................      12,565
     468    Waste Management, Inc. ...........................      12,133
                                                                ----------
                                                                   149,738
                                                                ----------
            TECHNOLOGY -- 24.6%
     437    Applied Materials, Inc.(a)........................      10,215
   1,692    Cisco Systems, Inc. (with rights)(a)..............      35,507
     201    First Data Corp. .................................       7,176
   2,361    General Electric Co. .............................      68,498
   1,557    Hewlett-Packard Co. ..............................      34,732
   1,707    Intel Corp. ......................................      56,423
     500    International Business Machines Corp. ............      44,776
   1,549    Liberty Media Corp. Class A(a)....................      15,631
     180    Lockheed Martin Corp. ............................       8,345
   2,629    Microsoft Corp. ..................................      68,756
     981    Oracle Corp. (with rights)(a).....................      11,727
     513    Texas Instruments, Inc. (with rights).............      14,822
   2,865    Time Warner, Inc.(a)..............................      43,810
                                                                ----------
                                                                   420,418
                                                                ----------
            TRANSPORTATION -- 0.5%
     242    CSX Corp. (with rights)...........................       7,694
                                                                ----------
            Total common stock
              (cost $1,711,209)...............................  $1,691,234
                                                                ==========

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- 2.7%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 1.0%
  17,085    Boston Global Investment Trust....................  $   17,085
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            FINANCE -- 1.7%
 $ 4,235    ABN AMRO Joint Repurchase Agreement,..............
              1.00%, 11/03/03 (Note 2f)                              4,235
  11,144    BNP Paribas Joint Repurchase Agreement,...........
              1.00%, 11/03/03 (Note 2f)                             11,144
  13,829    UBS Securities Joint Repurchase Agreement,........
              0.98%, 11/03/03 (Note 2f)                             13,829
                                                                ----------

                                                                    29,208
                                                                ----------

            Total short-term investments......................
              (cost $46,293)                                    $   46,293
                                                                ----------

            Total investments in securities...................
              (cost $1,757,502)(b)                              $1,737,527
                                                                ==========


  (a)  Presently non-income producing.

  (b) At October 31, 2003, the cost of securities for federal income tax purposes is $1,777,401 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $ 126,690
   Unrealized depreciation.......................   (166,565)
                                                   ---------
   Net unrealized depreciation...................  $ (39,875)
                                                   =========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.26% of total net assets as of October 31, 2003.



STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $1,757,502) @ ..................................  $1,737,527
Cash..............................................          @@
Receivables:
  Investment securities sold......................       3,410
  Fund shares sold................................       3,685
  Dividends and interest..........................       1,813
Other assets......................................         103
                                                    ----------
Total assets......................................   1,746,538
                                                    ----------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)...........................................      17,085
  Investment securities purchased.................      16,988
  Fund shares redeemed............................       2,837
  Payable for investment advisory and management
    fees (Note 3).................................       1,020
  Payable for distribution fees (Note 3)..........         133
Accrued Expenses..................................         607
                                                    ----------
Total liabilities.................................      38,670
                                                    ----------
Net assets........................................  $1,707,868
                                                    ==========

    @  Market value of securities on loan $16,711.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value
  $0.001 per share; 300,000 shares authorized;
  107,579 shares outstanding......................  $2,318,280
Accumulated net realized loss on investments......    (590,437)
Unrealized depreciation of investments in
  securities......................................     (19,975)
                                                    ----------
Net assets........................................  $1,707,868
                                                    ==========

Class A
  Net asset value per share ($976,663 / 60,258 shares
    outstanding)......................................  $16.21
                                                        ------
  Maximum offering price per share ($16.21 / 94.5%)...  $17.15
                                                        ======
Class B
  Net asset value per share ($376,437 / 24,525 shares
    outstanding)......................................  $15.35
                                                        ======
Class C
  Net asset value per share ($311,874 / 20,244 shares
    outstanding)......................................  $15.41
                                                        ------
  Maximum offering price per share ($15.41 / 99.0%)...  $15.57
                                                        ======
Class Y
  Net asset value per share $42,894 / 2,552 shares
    outstanding)......................................  $16.81
                                                        ======
@@ Due to the presentation of the financial statements in
   thousands, the number or shares and/or dollars round to
   zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- 95.3%
            AIRPORT REVENUES -- 6.2%
  $400      San Francisco (City of), CA,
              5.00%, City & County Airport Commission
              International Airport Rev AMT Second Ser Issue
              15A 05/01/2028..................................  AAA           $   401
   425      San Jose (City of), CA,
              5.00%, Airport Rev Ref AMT Ser B FSA Insured
              03/01/2010......................................  AAA               464
                                                                              -------
                                                                                  865
                                                                              -------
            GENERAL OBLIGATIONS -- 19.2%
   100      Azusa (City of), CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove Ser A 09/01/2021...........................  NR                 96
    50      Beaumont (City of), CA,
              7.25%, Financing Auth Rev Ser A 09/01/2020......  NR                 53
   250      California (State of),
              5.25%, General Obligation 02/01/2033............  BBB               245
   750      California (State of),
              5.50%, General Obligation 11/01/2033............  BBB               759
   500      California Infrastructure & Economic Development,
              5.00%, Bay Area Toll Brdgs 1st Lien Class A FSA
              Insured 07/01/2022..............................  AAA               514
   400      Contra Costa (County of), CA,
              5.625%, Public Financing Auth Tax Alloc Rev
              Multiple Proj Areas Ser A 08/01/2033............  BBB               396
    60      Indio (City of), CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 09/02/2027...................  NR                 58
   100      Perris (City of), CA,
              6.25%, Public Financing Auth Local Agency Rev
              Ser A 09/01/2033................................  NR                 99
   425      Solano (County of), CA,
              5.25%, General Obligation MBIA Insured
              11/01/2021......................................  AAA               449
                                                                              -------
                                                                                2,669
                                                                              -------
            HEALTH CARE/SERVICES -- 6.3%
   200      ABAG Financing Auth for Non-Profit Corps., CA,
              5.375%, Rev San Diego Hosp Assoc Ser C
              03/01/2021......................................  BBB+              194

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            HEALTH CARE/SERVICES -- (CONTINUED)
  $250      California (State of),
              5.00%, Health Facs Financing Auth Rev Adventist
              Health System Ser A 03/01/2033..................  A             $   229
   200      California (State of),
              5.375%, Public Works Board Dept of Mental
              Health-Patton Ser B 04/01/2028..................  BBB-              181
   250      California (State of),
              6.00%, Statewide Communities Dev Auth Rev Health
              Fac Memorial Health Services Ser A 10/01/2023...  A-                263
                                                                              -------
                                                                                  867
                                                                              -------
            HIGHER EDUCATION
            (UNIV., DORMS, ETC.) -- 4.8%
   250      California Statewide Comm Dev Auth Rev,
              6.75%, John F. Kennedy University 10/01/2033....  Ba2*              237
   415      University of California,
              5.30%, Multi-Purpose Rev Ser K 09/01/2030.......  AA-               423
                                                                              -------
                                                                                  660
                                                                              -------
            LAND DEVELOPMENT -- 14.3%
   350      Burbank (City of), CA,
              5.50%, Financing Auth Rev South San Fernando
              Redev Proj Ser B 12/01/2023.....................  BBB               348
   400      Fontana (City of), CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj Ser A 10/01/2027...............  BBB+              392
   250      Oakland (City of), CA,
              5.25%, Redev Agency Colliseum Area Redev Tax
              Allocation 09/01/2033...........................  A-                247
   500      Rialto (City of), CA,
              5.25%, Redev Agency Tax Allocation Ref Merged
              Proj Area Ser A 09/01/2027......................  BBB+              481
   200      San Diego (City of), CA,
              5.25%, Redev Agency Centre City Sub Pkg Ser B
              09/01/2026......................................  Baa2*             193
   175      San Diego (City of), CA,
              5.30%, Redev Agency Tax Allocation North Park
              Redev Proj 09/01/2016...........................  BBB+              175

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            LAND DEVELOPMENT -- (CONTINUED)
  $150      San Diego (City of), CA,
              5.60%, Redev Agency Tax Allocation North Bay
              Redev Proj 09/01/2017...........................  BBB           $   152
                                                                              -------
                                                                                1,988
                                                                              -------
            MISCELLANEOUS -- 7.3%
   500      Golden State Tobacco Securitization Corp.,
              5.50%, California Tobacco Settlement Rev
              Enhanced Asset Backed Ser B 06/01/2033..........  BBB-              483
   600      Golden State Tobacco Securitization Corp.,
              6.625%, California Tobacco Settlement Rev Ser
              2003-A1 06/01/2040..............................  BBB               534
                                                                              -------
                                                                                1,017
                                                                              -------
            PUBLIC FACILITIES -- 15.0%
   100      Capistrano (City of), CA,
              5.875%, Unified School Dist Comm Fac Dist
              Special Tax #90-2 Talega 09/01/2022.............  NR                 98
   450      Fresno (City of), CA,
              5.00%, Unified School Dist Election 1995 Ser E
              FGIC Insured 08/01/2025.........................  AAA               463
   100      Jurupa (City of), CA,
              5.875%, Comm Services Dist #6 Special Tax Ser A
              09/01/2032......................................  NR                 97
   450      Los Angeles (City of), CA,
              5.00%, Unified School Dist Ser B 07/01/2023.....  AAA               457
   110      Moreno Valley (City of), CA,
              5.60%, Unified School Dist Comm Fac Special Tax
              #2002-1 09/01/2017..............................  NR                107
   100      Orange (County of), CA,
              5.20%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch Ser A 08/15/2019..........................  NR                 94
   200      Orange (County of), CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch Ser A 08/15/2022..........................  NR                191
   250      Tustin (City of), CA,
              5.60%, Unified School Dist Special Tax Jr Lien
              Comm Fac Dist #97-1-B 09/01/2029................  NR                244

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            PUBLIC FACILITIES -- (CONTINUED)
  $200      Val Verde (City of), CA,
              6.00%, Unified School Dist Financing Auth
              Special Tax Rev Jr Lien 10/01/2021..............  NR            $   196
   125      William S. Hart Unified High School Dist,
              5.85%, Special Tax Comm Fac Dist #2002-1
              09/01/2022......................................  NR                125
                                                                              -------
                                                                                2,072
                                                                              -------
            UTILITIES -- COMBINED -- 2.0%
   250      California (State of),
              5.875%, Dept Water Res Power Supply Rev Ser A
              05/01/2016......................................  BBB+              276
                                                                              -------
            UTILITIES -- ELECTRIC -- 2.2%
   300      Vernon (City of), CA,
              5.50%, Elec Sys Rev Malburg Generating Station
              Proj 04/01/2033.................................  BBB+              301
                                                                              -------
            UTILITIES -- WATER AND
            SEWER -- 15.2%
   500      Atwater (City of), CA,
              Public Financing Auth,
              5.50%, Rev Ref Sewer & Water Proj Ser A
              05/01/2028......................................  BBB               485
   250      Big Bear (City of), CA Mun Water Dist,
              5.00%, Certificate Participation 1991 Ref and
              Lake Imports 11/01/2024.........................  Baa3*             232
   100      Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 09/01/2018.............................  NR                 97
   250      Lathrop (City of), CA,
              6.00%, Financing Auth Rev Water Supply Proj
              06/01/2035......................................  NR                245
   450      Metropolitan Water Dist Southern CA,
              5.00%, Waterworks Rev Ser A 07/01/2037..........  AA                450
   400      San Diego (City of), CA,
              5.00%, Public Fac Financing Auth Water Rev MBIA
              Insured 08/01/2026..............................  AAA               404
   200      Santa Margarita (City of), CA,
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-1 09/01/2030................................  NR                197
                                                                              -------
                                                                                2,110
                                                                              -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
  WASTE
  DISPOSAL -- 2.8%
  $375      Stockton (City of), CA,
              5.20%, Wastewater Sys Proj Ser A MBIA Insured
              09/01/2029......................................  AAA           $   382
                                                                              -------
            Total municipal bonds
              (cost $13,275)..................................                $13,207
                                                                              =======
SHARES
---------
SHORT-TERM INVESTMENTS -- 3.6%
            FINANCE -- 3.6%
   495      Dreyfus Basic California Municipal Money Market Fund...........   $   495
                                                                              -------
            Total short-term investments
              (cost $495)..................................................   $   495
                                                                              =======
            Total investments in securities (cost $13,770)(a)..............   $13,702
                                                                              =======

  (a) At October 31, 2003, the cost of securities for federal income tax purposes is $13,770 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................   $  93
   Unrealized depreciation..........................    (161)
                                                       -----
   Net unrealized depreciation......................   $ (68)
                                                       =====

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
    *  Moody's Rating


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost
  $13,770)..........................................  $ 13,702
Receivables:
  Investment securities sold........................       711
  Fund shares sold..................................         1
  Dividends and interest............................       176
Other assets........................................        38
                                                      --------
Total assets........................................    14,628
                                                      --------
LIABILITIES
Payables:
  Investment securities purchased...................       757
  Payable for investment advisory and management
    fees (Note 3)...................................         6
  Payable for distribution fees (Note 3)............         1
Accrued Expenses....................................         8
                                                      --------
Total liabilities...................................       772
                                                      --------
Net assets..........................................  $ 13,856
                                                      ========

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 1,396
  shares outstanding...............................  $13,974
Accumulated undistributed net investment income....       30
Accumulated net realized loss on investments.......      (80)
Unrealized depreciation of investments in
  securities.......................................      (68)
                                                     -------
Net assets.........................................  $13,856
                                                     =======

Class A
  Net asset value per share ($10,799 / 1,088 shares
    outstanding).....................................   $ 9.93
                                                        ------
Maximum offering price per share ($9.93 / 95.5%).....   $10.40
                                                        ======
Class B
  Net asset value per share ($1,827 / 184 shares
    outstanding).....................................   $ 9.92
                                                        ======
Class C
  Net asset value per share ($1,230 / 124 shares
    outstanding).....................................   $ 9.93
                                                        ------
  Maximum offering price per share ($9.93 / 99.0%)...   $10.03
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- 96.1%
            AIRPORT REVENUES -- 4.8%
 $  750     Minneapolis & St. Paul (Cities of), MN,
              5.00%, Metropolitan Airports Commission Airport
              Rev Ser A MBIA Insured
              01/01/2028......................................  AAA           $    757
  1,000     Minneapolis & St. Paul (Cities of), MN,
              5.625%, Metropolitan Airport Commission Airport
              Rev AMT Ser B FGIC Insured 01/01/2018...........  AAA              1,064
                                                                              --------
                                                                                 1,821
                                                                              --------
            GENERAL OBLIGATIONS -- 38.0%
  1,000     Anoka-Hennepin (Counties of), MN,
              5.00%, Ind School Dist #11 General Obligation
              Credit Enhancement Program Ser A
              02/01/2015......................................  AA+              1,068
  1,300     Becker (City of), MN,
              6.00%, Ind School Dist #726 General Obligation
              Ser A FSA Insured 02/01/2017....................  Aaa*             1,482
  1,000     Bloomington (City of), MN,
              5.45%, Ind School Dist #271 General Obligation
              Ser A
              02/01/2012......................................  Aa1*             1,100
    500     Brainerd (City of), MN,
              5.375%, Ind School Dist #181 Ser A FGIC Insured
              02/01/2016......................................  Aaa*               555
  1,500     Brainerd (City of), MN,
              6.65%, Rev Ref Evangelical Lutheran-Good
              Samaritan Proj Ser B FSA Insured 03/01/2017.....  AAA              1,522
    620     Hennepin (County of), MN,
              5.00%, General Obligation Ser B 12/01/2017......  AAA                653
  1,250     Hopkins (City of), MN,
              5.00%, Ind School Dist #270 General Obligation
              02/01/2011......................................  Aa2*             1,376
    500     Minneapolis (City of), MN,
              5.00%, General Obligation Ref Ser D
              12/01/2016......................................  AAA                534
    250     Minneapolis (City of), MN,
              5.00%, Parking Assessment General Obligation
              12/01/2020......................................  AAA                262

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            GENERAL OBLIGATIONS -- (CONTINUED)
 $1,000     Minnesota (State of),
              5.25%, General Obligation 08/01/2016............  AAA           $  1,087
    375     Moorhead (City of), MN,
              5.00%, Ind School Dist #152 General Obligation
              FGIC Insured
              04/01/2018......................................  Aaa*               397
    785     Mounds View (City of), MN,
              5.25%, Ind School Dist #621 General Obligation
              Ser A
              02/01/2014......................................  Aa2*               852
    500     Osseo (City of), MN,
              5.00%, Ind School Dist #279 General Obligation
              Ser B 02/01/2012................................  Aa2*               539
  1,950     Rosemount (City of), MN,
              5.70%, Ind School Dist #196 Zero Coupon General
              Obligation Ser A MBIA Insured
              04/01/2015 (d)..................................  AA+              1,182
    500     St. Paul (City of), MN,
              5.00%, Ind School Dist #625 General Obligation
              Ser B 02/01/2011................................  AA+                551
  1,000     University of MN (Regents of),
              5.75%, General Obligation Ser A 07/01/2018......  AA               1,166
                                                                              --------
                                                                                14,326
                                                                              --------
            HEALTH CARE/SERVICES -- 10.4%
    330     Minneapolis (City of), MN,
              6.00%, Health Care Fac Rev Shelter Care
              Foundation Ser A 04/01/2010.....................  NR                 327
    250     Minneapolis (City of), MN,
              6.00%, Health Care Sys Rev Allina Health Sys Ser
              A
              11/15/2018......................................  A3*                269
  1,000     Minnesota (State of) Agriculture and Economic Dev
              Board,
              5.25%, Healthcare Fac Rev Benedictine Health Ser
              A
              02/15/2014......................................  AAA              1,093
    250     Rochester (City of), MN,
              5.80%, Health Care Fac Rev Mayo Foundation/Mayo
              Medical Center Ser I 11/15/2007.................  AA                 279

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            HEALTH CARE/SERVICES -- (CONTINUED)
 $  500     Rochester (City of), MN,
              5.90%, Health Care Fac Rev Mayo Foundation/Mayo
              Medical Center Ser I 11/15/2010.................  AA            $    572
  1,000     Waconia (City of), MN,
              6.10%, Health Care Fac Rev Ridgeview Med Ctr
              Proj Ser A Asset Guaranty Secured 01/01/2019....  AA               1,110
    250     Willmar (City of), MN,
              5.00%, Rice Memorial Hosp Proj FSA Insured
              02/01/2025......................................  Aaa*               254
                                                                              --------
                                                                                 3,904
                                                                              --------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 5.5%
  1,000     Minnesota (State of),
              5.375%, Higher Ed Fac Auth Rev General
              Obligation University of St. Thomas Ser 4-P
              04/01/2018......................................  A2*              1,045
  1,000     Minnesota (State of),
              5.40%, Higher Ed Fac Auth Rev General Obligation
              University of St. Thomas Ser 4-P
              04/01/2023......................................  A2*              1,023
                                                                              --------
                                                                                 2,068
                                                                              ========
            HOUSING (HFA'S, ETC.) -- 9.0%
    695     Minneapolis (City of), MN,
              7.10%, Redev Mtg Rev Riverplace Proj Ser A
              01/01/2020......................................  A2*                697
  1,000     Minnesota Housing Finance Agency,
              5.00%, Residential Housing Finance Ser E
              01/01/2020......................................  AA+              1,008
    750     Sartell (City of), MN,
              5.20%, Environmental Impt Rev Ref Ser A
              06/01/2027......................................  BBB                725
  1,000     Washington (County of), MN,
              4.60%, Housing and Redev Auth Governmental Rev
              Ref-Woodland Park Apartment Proj 04/01/2022.....  AA                 956
                                                                              --------
                                                                                 3,386
                                                                              --------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            MISCELLANEOUS -- 6.1%
 $  800     Children's Trust Fund,
              5.625%, Puerto Rico Tobacco Settlement Rev Asset
              Backed Bonds 05/15/2043.........................  BBB           $    695
  1,000     Golden Valley (City of), MN,
              5.875%, Breck School Proj Rev 10/01/2019........  A2*              1,077
    500     St. Paul (City of), MN,
              5.00%, Port Auth Lease Rev Office Bldg
              12/01/2019......................................  AA+                523
                                                                              --------
                                                                                 2,295
                                                                              --------
            POLLUTION CONTROL -- 2.0%
    750     International Falls (City of), MN,
              7.20%, Environmental Fac Rev Ref Boise Cascade
              Corp Proj 10/01/2024............................  Ba2*               761
                                                                              --------
            PUBLIC FACILITIES -- 2.1%
    835     Minnesota State Agricultural Society,
              5.125%, State Fair Rev 09/15/2023...............  A-                 803
                                                                              --------
            REFUNDED WITH U.S. GOV'T SECURITIES -- 1.4%
    500     Red Wing (City of), MN,
              6.50%, Elderly Housing Fac Rev River Region
              Obligation Group Ser C 09/01/2022 (Prerefunded
              09/01/2005 @ 100)...............................  NR                 510
                                                                              --------
            TRANSPORTATION -- 3.0%
  1,000     Puerto Rico Commonwealth Highway & Transportation
              Auth,
              5.50%, Highway Rev Ref Ser W FSA Insured
              07/01/2013......................................  AAA              1,150
                                                                              --------
            UTILITIES -- ELECTRIC -- 10.7%
  1,000     Northern MN Municipal Power Agency,
              5.30%, Elec Sys Rev FSA Insured 01/01/2021......  AAA              1,056
  1,295     Northern MN Municipal Power Agency,
              6.94%, Zero Coupon Elec Sys Rev Ref Ser A AMBAC
              Insured 01/01/2011 (d)..........................  AAA                990
    960     Rochester (City of), MN,
              4.375%, Elec Utility Rev Ser A AMBAC Insured
              12/01/2016......................................  Aaa*               977

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            UTILITIES -- ELECTRIC -- 10.7% -- (CONTINUED)
 $1,000     Western Minnesota Municipal Power Agency,
              5.00%, Ser A MBIA Insured 01/01/2030............  Aaa*          $  1,010
                                                                              --------
                                                                                 4,033
                                                                              --------
            UTILITIES -- WATER AND SEWER -- 3.1%
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth,
              6.25%, Rev Ref 07/01/2013.......................  A-               1,176
                                                                              --------
            Total municipal bonds
              (cost $34,344)..................................                $ 36,233
                                                                              ========
SHORT-TERM INVESTMENTS -- 2.7%
            FINANCE -- 2.7%
  1,013     State Street Bank Tax Free Money Market, Current
              rate -- 0.52%................................................   $  1,013
                                                                              --------
            Total short-term investments
              (cost $1,013)................................................   $  1,013
                                                                              ========
            Total investments in securities
              (cost $35,357) (a)...........................................   $ 37,246
                                                                              ========

 (a) At October 31, 2003, the cost of securities for income tax purposes is $35,357 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,146
      Unrealized depreciation..........................    (257)
                                                         ------
      Net unrealized appreciation......................  $1,889
                                                         ======

 (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  *  Moody's Rating.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost $35,357)...  $37,246
Receivables:
  Fund shares sold...................................       14
  Dividends and interest.............................      471
Other assets.........................................       17
                                                       -------
Total assets.........................................   37,748
                                                       -------
LIABILITIES
Payables:
  Fund shares redeemed...............................  $    @@
  Payable for investment advisory and management fees
    (Note 3).........................................       23
  Payable for distribution fees (Note 3).............        1
Accrued Expenses.....................................        8
                                                       -------
Total liabilities....................................       32
                                                       -------
Net assets, at value.................................  $37,716
                                                       =======
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 19,250,000 shares authorized; 3,588
  shares outstanding.................................  $35,457
Accumulated undistributed net investment income......       10
Accumulated net realized gain on investments.........      360
Unrealized appreciation of investments in
  securities.........................................    1,889
                                                       -------
Net assets...........................................  $37,716
                                                       =======

Class A
  Net asset value per share
    ($3,242 / 310 shares outstanding).................  $10.46
                                                        ------
  Maximum offering price per share ($10.46 / 95.5%)...  $10.95
                                                        ======
Class B
  Net asset value per share
    ($532 / 51 shares outstanding)....................  $10.46
                                                        ======
Class C
  Net asset value per share
    ($414 / 39 shares outstanding)....................  $10.48
                                                        ------
  Maximum offering price per share ($10.48 / 99.0%)...  $10.59
                                                        ======
Class E
  Net asset value per share ($29,784 / 2,831 shares
    outstanding)......................................  $10.52
                                                        ------
  Maximum offering price per share ($10.52 / 95.5%)...  $11.02
                                                        ======
Class H
  Net asset value per share
    ($155 / 15 shares outstanding)....................  $10.51
                                                        ======
Class L
  Net asset value per share
    ($2,922 / 279 shares outstanding).................  $10.49
                                                        ------
  Maximum offering price per share ($10.49 / 95.5%)...  $10.98
                                                        ======
Class M
  Net asset value per share
    ($454 / 43 shares outstanding)....................  $10.50
                                                        ======
Class N
  Net asset value per share
    ($212 / 20 shares outstanding)....................  $10.50
                                                        ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)......................................  $10.47
                                                        ======

 @@Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- 95.9%
            ALABAMA -- 2.4%
 $1,855     Huntsville (City of), AL,
              5.25%, General Obligation Ser A 05/01/2022
              (General Obligations)...........................  AA            $ 1,944
                                                                              -------
            ALASKA -- 0.7%
    500     Anchorage (City of), AK,
              5.50%, General Obligation Ser A MBIA Insured
              06/01/2019 (General Obligations)................  AAA               544
                                                                              -------
            ARIZONA -- 5.3%
  1,800     Phoenix (City of), AZ,
              6.25%, General Obligation Ref Ser A 07/01/2017
              (General Obligations)...........................  AA+             2,203
    500     Sundance Community Fac Dist, AZ,
              7.125%, Assessment Dist Special Assessment Rev
              #2 07/01/2027 (Public Facilities)...............  NR                501
  1,225     Tucson (City of), AZ,
              5.50%, Water Rev Ref 07/01/2014 (Utilities --
              Water and Sewer)................................  A+              1,394
    200     Vistancia Community Fac Dist, AZ,
              6.75%, General Obligation 07/15/2022 (General
              Obligations)....................................  NR                202
                                                                              -------
                                                                                4,300
                                                                              -------
            CALIFORNIA -- 12.6%
    750     California (State of),
              5.25%, General Obligation 02/01/2033 (General
              Obligations)....................................  BBB               736
     80     California (State of),
              5.50%, Dept Water Res Rev Ser W 12/01/2010
              (Escrowed to Maturity) (Utilities -- Water and
              Sewer)..........................................  AA                 93
    750     California (State of),
              5.875%, Dept Water Res Power Supply Rev Ser A
              05/01/2016 (Utilities -- Combined)..............  BBB+              827
    500     California (State of),
              6.75%, General Obligation 08/01/2011 (General
              Obligations)....................................  BBB               592

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            CALIFORNIA -- (CONTINUED)
 $  250     Capistrano (City of), CA,
              5.875%, Unified School Dist Comm Fac Dist
              Special Tax #90-2 Talega 09/01/2021 (Public
              Facilities).....................................  NR            $   246
    250     Capistrano (City of), CA,
              5.90%, Unified School Dist Comm Fac Dist Special
              Tax #90-2 Talega 09/01/2020 (Public
              Facilities).....................................  NR                247
     95     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 09/01/2018 (Utilities -- Water and
              Sewer)..........................................  NR                 92
  1,000     Golden State Tobacco Securitization Corp.,
              5.50%, California Tobacco Settlement Rev
              Enhanced Asset Backed Ser B 06/01/2033
              (Miscellaneous).................................  BBB-              966
    400     Golden State Tobacco Securitization Corp.,
              6.625%, California Tobacco Settlement Rev Ser
              2003-A1 06/01/2040 (Miscellaneous)..............  BBB               356
     40     Indio (City of), CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 09/02/2027 (General
              Obligations)....................................  NR                 38
    400     Jurupa (City of), CA,
              5.875%, Comm Services Dist #6 Special Tax Ser A
              09/01/2032 (Public Facilities)..................  NR                388
    750     Lathrop (City of), CA,
              6.00%, Financing Auth Rev Water Supply Proj
              06/01/2035 (Utilities -- Water and Sewer).......  NR                734
    500     Moreno Valley (City of), CA,
              6.00%, Unified School Dist Comm Fac Dist Special
              Tax #2002-1 09/01/2022 (Public Facilities)......  NR                492
    495     Perris (City of), CA,
              6.25%, Public Financing Auth Local Agency Rev
              Ser A 09/01/2033 (General Obligations)..........  NR                490

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            CALIFORNIA -- (CONTINUED)
 $  500     San Diego (City of), CA,
              5.25%, Redev Agency Centre City Sub Pkg Ser B
              09/01/2026 (Land Development)...................  Baa2*         $   482
  4,000     Southern California Public Power Auth,
              6.36%, Zero Coupon Transmission Proj Rev
              07/01/2013(d) (Utilities -- Electric)...........  A+              2,635
    800     Val Verde (City of), CA,
              6.00%, Unified School Dist Financing Auth
              Special Tax Rev Jr Lien 10/01/2021 (Public
              Facilities).....................................  NR                784
                                                                              -------
                                                                               10,198
                                                                              -------
            FLORIDA -- 5.3%
  1,000     Collier (County of), FL,
              5.375%, School Board Certificate of
              Participation FSA Insured 02/15/2020 (Public
              Facilities).....................................  Aaa*            1,071
    500     Colonial Country Club Community Dev Dist, FL,
              6.40%, Cap Improvement Rev 05/01/2033(e) (Public
              Facilities).....................................  NR                509
  1,250     Florida (State of),
              5.375%, Dept of Environmental Protection
              Preservation Rev Ser A MBIA Insured 07/01/2015
              (Pollution Control).............................  AAA             1,385
    500     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center Fort Meyers Proj Ser B
              05/01/2010 (Miscellaneous)......................  NR                499
    750     Miami (City of), FL,
              5.50%, Homeland Defense General Obligation MBIA
              Insured 01/01/2020 (General Obligations)........  AAA               806
                                                                              -------
                                                                                4,270
                                                                              -------
            GEORGIA -- 5.7%
  1,105     Fulton (County of), GA,
              5.375%, School Dist General Obligation
              01/01/2018 (General Obligations)................  AA              1,245

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            GEORGIA -- (CONTINUED)
 $1,765     Fulton (County of), GA,
              6.375%, Water & Sewer Rev FGIC Insured
              01/01/2014 (Escrowed to Maturity)
              (Utilities -- Water and Sewer)..................  AAA           $ 2,124
     35     Fulton (County of), GA,
              6.375%, Water & Sewer Rev FGIC Insured
              01/01/2014 (Unrefunded) (Utilities -- Water and
              Sewer)..........................................  AAA                42
     40     Georgia (State of),
              6.50%, Municipal Elec Auth Power Rev Ser Y
              01/01/2017 (Escrowed to Maturity)
              (Utilities -- Electric).........................  A                  49
    960     Georgia (State of),
              6.50%, Municipal Elec Auth Power Rev Ser Y
              01/01/2017 (Unrefunded) (Utilities --
              Electric).......................................  A               1,167
                                                                              -------
                                                                                4,627
                                                                              -------
            HAWAII -- 0.7%
    500     Hawaii (State of),
              5.50%, General Obligation Ref Ser CY 02/01/2011
              (General Obligations)...........................  AAA               567
                                                                              -------
            ILLINOIS -- 5.0%
    960     Chicago (City of), IL,
              5.25%, Board of Educ General Obligation Ser A
              MBIA Insured 12/01/2019 (General Obligations)...  AAA             1,024
    500     Illinois (State of),
              5.70%, Educ Fac Auth Rev Ref Augustana College
              Ser A 10/01/2032 (Higher Education (Univ.,
              Dorms, etc.))...................................  Baa1*             499
    500     Round Lake (City of), IL,
              6.70%, Special Tax Rev 03/01/2033 (Public
              Facilities).....................................  NR                516
  1,000     Wauconda (City of), IL,
              6.625%, Special Service Area #1 Special Tax
              Liberty Lakes Proj 03/01/2033 (Miscellaneous)...  NR                972

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            ILLINOIS -- (CONTINUED)
 $1,000     Yorkville (City of), IL,
              6.875%, United City Special Svc Area Special Tax
              #2003-100 Raintree Village Proj 03/01/2033 (Land
              Development)....................................  NR            $ 1,009
                                                                              -------
                                                                                4,020
                                                                              -------
            KENTUCKY -- 1.3%
  1,000     Christian (County of), KY, 6.00%, Hosp Rev Ref
              Jennie
              Stuart Medical Ser A 07/01/2013 (Health Care/
              Services).......................................  A-              1,047
                                                                              -------
            LOUISIANA -- 0.6%
    500     Louisiana (State of),
              5.50%, Public Fac Auth Rev Ochsner Clinic
              Foundation Proj Ser B 05/15/2027 (General
              Obligations)....................................  A3*               502
                                                                              -------
            MARYLAND -- 3.6%
  1,000     Maryland (State of),
              5.00%, Economic Dev Corp. Student Housing Rev
              Salisbury University Proj 06/01/2034 (Higher
              Education (Univ., Dorms, etc.)).................  Baa3*             894
  1,000     Maryland (State of),
              5.375%, Economic Dev Corp. Student Housing Rev
              Bowie State University Proj 06/01/2033 (Higher
              Education (Univ., Dorms, etc.)).................  Baa3*             942
  1,000     Maryland (State of),
              6.50%, Economic Dev Corp. Student Housing Rev
              University of Maryland College Park Proj
              06/01/2027 (Higher Education (Univ., Dorms,
              etc.))..........................................  Baa3*           1,061
                                                                              -------
                                                                                2,897
                                                                              -------
            MASSACHUSETTS -- 1.3%
    940     Massachusetts (State of),
              5.25%, General Obligation Consolidated Loan Ser
              B 03/01/2021 (Unrefunded) (General
              Obligations)....................................  AAA               986

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            MASSACHUSETTS -- (CONTINUED)
 $   60     Massachusetts (State of),
              5.25%, General Obligation Consolidated Loan Ser
              B FSA Insured 03/01/2021 (Prerefunded 03/01/2012
              @ 100) (Refunded with U.S. Gov't Securities)....  AAA           $    68
                                                                              -------
                                                                                1,054
                                                                              -------
            MICHIGAN -- 6.1%
    500     Detroit (City of), MI,
              5.50%, General Obligation MBIA Insured
              04/01/2020 (General Obligations)................  AAA               544
  1,750     Detroit (City of), MI,
              6.50%, Water Supply Sys Ref Rev FGIC Insured
              07/01/2015 (Utilities -- Water and Sewer).......  AAA             2,150
  1,000     Macomb (County of), MI,
              5.75%, Hosp Financial Auth Rev MT. Clemens
              General Hospital Ser B 11/15/2025 (Health
              Care/Services)..................................  BBB-              950
    750     Michigan (State of),
              5.50%, Strategic Fund Ltd. Rev Ref Dow Chemical
              Proj AMT 12/01/2028 (General Obligations).......  A-                786
    500     Michigan (State of),
              5.625%, Hosp Fin Auth Rev Ref Henry Ford Health
              Sys Ser A 03/01/2017 (Health Care/Services).....  A-                518
                                                                              -------
                                                                                4,948
                                                                              -------
            MINNESOTA -- 2.2%
    750     Minneapolis (City of), MN,
              6.00%, Health Care Sys Rev Allina Health Sys Ser
              A 11/15/2018 (Health Care/ Services)............  A3*               807
  1,000     Minnesota Housing Finance Agency,
              5.00%, Residential Housing Finance Ser E
              01/01/2020 (Housing (HFA's, etc.))..............  AA+             1,008
                                                                              -------
                                                                                1,815
                                                                              -------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            MISSISSIPPI -- 0.4%
 $  250     Lowndes (County of), MS,
              6.80%, Solid Waste Disposal & Pollution Control
              Rev Ref Weyerhaeuser Co. Proj Ser A 04/01/2022
              (Pollution Control).............................  BBB           $   285
                                                                              -------
            MISSOURI -- 0.6%
    500     Missouri (State of),
              5.50%, State Dev Financial Board Infrastructure
              Fac Rev Branson Ser A 12/01/2032 (Public
              Facilities).....................................  BBB+              501
                                                                              -------
            NEVADA -- 1.8%
  1,000     Henderson (City of), NV,
              5.80%, Local Impt Dists #T-14 03/01/2023
              (Miscellaneous).................................  NR                972
    500     North Las Vegas (City of), NV,
              6.40%, Local Special Improvement Dist #60
              Aliante 12/01/2022 (Land Development)...........  NR                506
                                                                              -------
                                                                                1,478
                                                                              -------
            NEW HAMPSHIRE -- 0.9%
    750     New Hampshire (State of),
              5.60%, Health & Ed Fac Auth Rev Elliot Hospital
              Ser B 10/01/2022 (Health Care/Services).........  BBB+              728
                                                                              -------
            NEW JERSEY -- 3.8%
    750     New Jersey (State of),
              5.125%, Educ Fac Auth Rev Stevens Institute of
              Technology Ser C 07/01/2022 (Higher Education
              (Univ., Dorms, etc.))...........................  A-                748
  1,000     New Jersey (State of),
              5.50%, Health Care Fac Financing Auth Rev
              Somerset Medical Center 07/01/2023 (Health
              Care/Services)..................................  Baa2*             975
    275     New Jersey (State of),
              6.00%, Educ Fac Auth Rev Fairleigh Dickinson
              University Ser D 07/01/2025 (Higher Education
              (Univ., Dorms, etc.))...........................  NR                278

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            NEW JERSEY -- (CONTINUED)
 $  500     New Jersey (State of),
              6.50%, Ed Fac Auth Rev Georgian Court College
              Proj C 07/01/2033 (Higher Education (Univ.,
              Dorms, etc.))...................................  BBB+          $   540
    500     New Jersey (State of),
              6.50%, Health Care Fac Financing Auth Rev
              Pascack Valley Hosp Assoc 07/01/2023 (Health
              Care/ Services).................................  BB+               497
                                                                              -------
                                                                                3,038
                                                                              -------
            NEW YORK -- 5.8%
    250     Dutchess (County of), NY, 5.00%, Industrial Dev
              Agency Civic Fac Rev Ref Marist College Ser A
              07/01/2022 (Higher Education (Univ., Dorms,
              etc.))..........................................  Baa1*             248
    195     Monroe (County of), NY,
              6.00% Industrial Dev Agency Civic Fac Rev
              Cloverwood Senior Living Ser A 05/01/2013
              (General Obligations)...........................  NR                191
     70     Monroe (County of), NY, 6.75%, Industrial Dev
              Agency Civic Fac Rev Cloverwood Senior Living
              Ser A 05/01/2023 (General Obligations)..........  NR                 70
    260     New York (City of), NY,
              5.25%, Industrial Dev Agency Civic Fac Rev
              American Council Learned Societie 07/01/2027
              (Industrial)....................................  A1*               267
    400     New York (City of), NY,
              5.65%, Industrial Dev Agency Rev Brooklyn Navy
              Yard Cogen Partners AMT 10/01/2028
              (Industrial)....................................  BBB-              356
  1,000     New York (City of), NY,
              5.75%, General Obligation Fiscal 2003 Ser I
              03/01/2019 (General Obligations)................  A               1,075
    425     New York (City of), NY,
              8.25%, General Obligation Ser B 06/01/2005
              (Escrowed to Maturity) (General Obligations)....  A                 468

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            NEW YORK -- (CONTINUED)
 $  575     New York (City of), NY,
              8.25%, General Obligation Ser B 06/01/2005
              (General Obligation)............................  A             $   634
  1,000     Triborough Bridge & Tunnel Auth of NY,
              5.125%, Rev Ref General Obligation Ser B
              11/15/2029 (Transportation).....................  AA-             1,012
    400     Westchester (County of), NY, 6.375%, Industrial
              Dev Agency Continuing Care Retirement Mtg/Kendal
              on Hudson Proj A 01/01/2024 (Health
              Care/Services)..................................  NR                396
                                                                              -------
                                                                                4,717
                                                                              -------
            NORTH CAROLINA -- 1.3%
    500     North Carolina Eastern Municipal Power Agency,
              5.375%, Power Sys Rev Ref Ser C 01/01/2017
              (Utilities -- Electric).........................  BBB               518
    500     North Carolina Municipal Power Agency #1,
              5.50%, Catawba Elec Rev Ser A 01/01/2014
              (Utilities -- Electric).........................  BBB+              537
                                                                              -------
                                                                                1,055
                                                                              -------
            OHIO -- 3.8%
  1,045     Cincinnati (City of), OH,
              5.50%, Water Sys Rev 12/01/2011 (Utilities --
              Water and Sewer)................................  AA+             1,191
    300     Cuyahoga (County of), OH, 5.50%, Rev Ref Class A
              01/01/2029 (Miscellaneous)......................  A                 306
  1,270     Hamilton (City of), OH,
              6.15%, School Dist Improvement Ser A 12/01/2016
              (General Obligations)...........................  AA-             1,552
                                                                              -------
                                                                                3,049
                                                                              -------
            PENNSYLVANIA -- 5.3%
    750     Carbon (County of), PA,
              6.65%, Industrial Dev Auth Ref Panther Creek
              Partners Proj AMT 05/01/2010 (Industrial).......  BBB-              805

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            PENNSYLVANIA -- (CONTINUED)
 $1,000     Lehigh (County of), PA,
              5.375%, General Purpose Auth Rev Saint Lukes
              Bethlehem Hospital 08/15/2033 (Health Care/
              Services).......................................  BBB           $   951
  1,000     Pennsylvania (State of),
              5.25%, Higher Educational Fac Auth Rev Widener
              University 07/15/2024 (Higher Education (Univ.,
              Dorms, etc.))...................................  BBB+              986
  1,000     Philadelphia (City of), PA, 5.00%, General
              Obligation 03/15/2028 (General Obligations).....  AAA             1,007
    500     Susquehanna Area Regional Airport, PA,
              5.375%, Auth Sys Rev Sub Ser D 01/01/2018
              (Airport Revenues)..............................  Baa2*             487
                                                                              -------
                                                                                4,236
                                                                              -------
            RHODE ISLAND -- 1.6%
  1,000     Rhode Island (State of),
              5.00%, Clean Water Finance Agency Water
              Pollution Control Rev Fund Pooled Loan Issue B
              10/01/2022 (Utilities -- Water and Sewer).......  AAA             1,031
    250     Rhode Island (State of),
              6.50%, Health & Educ Building Corp. Rev Hosp
              Financing-Lifespan Obligation Group 08/15/2032
              (Health Care/Services)..........................  BBB               252
                                                                              -------
                                                                                1,283
                                                                              -------
            SOUTH CAROLINA -- 1.5%
  1,000     Piedmont Municipal Power Agency, SC,
              6.25%, Elec Rev Ref FGIC Insured 01/01/2021
              (Utilities -- Electric).........................  AAA             1,188
                                                                              -------
            TENNESSEE -- 0.6%
    500     McMinn (County of), TN, 7.625%, Industrial Dev
              Board Pollution Control Rev Calhoun Newsprint
              Co. Proj AMT 03/01/2016 (Pollution Control).....  BB+               500
                                                                              -------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            TEXAS -- 4.7%
 $1,000     Clear Creek (City of), TX, 5.00%, Ind School Dist
              Ref General Obligation PSFG 02/15/2018 (General
              Obligations)....................................  AAA           $ 1,048
    750     Houston (City of), TX,
              5.50%, Water & Sewer Rev Ref Jr Lien Ser A
              12/01/2013 (Utilities -- Water and Sewer).......  AAA               841
    500     Sam Rayburn Municipal Power Agency, TX,
              5.50%, Rev Ref 10/01/2010
              (Utilities -- Electric).........................  BBB-              538
    350     San Antonio (City of), TX, 5.25%, Elec & Gas Rev
              Ref Ser A 02/01/2014 (Prerefunded 02/01/2009 @
              101) (Refunded with U.S. Gov't Securities)......  AAA               398
  1,000     Tyler (City of), TX,
              5.75%, Health Fac Dev Corp Hosp Rev Mother
              Frances Hospital 07/01/2027 (Health
              Care/Services)..................................  Baa1*             992
                                                                              -------
                                                                                3,817
                                                                              -------
            UTAH -- 2.0%
  1,000     Utah (State of),
              5.00%, Transportation Auth Sales Tax Rev Ser A
              FSA Insured 06/15/2025 (Transportation).........  AAA             1,007
    500     Utah (State of),
              5.375%, General Obligation Ref Ser B 07/01/2011
              (General Obligations)...........................  AAA               567
                                                                              -------
                                                                                1,574
                                                                              -------
            VIRGINIA -- 2.6%
  1,000     Peninsula Ports Auth of VA, 6.00%, Port Fac CSX
              Transportation Proj Rev Ref 12/15/2012
              (Transportation)................................  Baa2*           1,076
  1,000     Virginia (State of),
              5.00%, Port Auth Commonwealth Rev AMT 07/01/2027
              (Transportation)................................  AA+               982
                                                                              -------
                                                                                2,058
                                                                              -------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            WASHINGTON -- 0.9%
 $  670     King (County of), WA,
              5.00%, Ind School Dist #210 General Obligation
              06/01/2019 (General Obligations)................  AA+           $   695
                                                                              -------
            WISCONSIN -- 5.5%
  1,000     Badger Tobacco Asset Securitization Corp. of WI,
              6.375%, 06/01/2032 (Miscellaneous)..............  BBB               867
  1,305     Sparta (City of), WI,
              5.90%, School Dist Ref General Obligation FGIC
              Insured 03/01/2016 (Prerefunded 03/01/2010 @
              100) (Refunded with U.S. Gov't Securities)......  Aaa*            1,528
    500     Wisconsin (State of),
              4.85%, Housing & Economic Dev Auth General
              Obligation Home Ownership Rev Ser G 09/01/2017
              (Housing (HFA's, etc.)).........................  AA                514
  1,500     Wisconsin (State of),
              6.40%, Health & Educational Fac Auth Rev Aurora
              Health Care 04/15/2033 (Higher Education (Univ.,
              Dorms, etc.))...................................  BBB+            1,539
                                                                              -------
                                                                                4,448
                                                                              -------
            Total municipal bonds
              (cost $74,031)..................................                $77,383
                                                                              =======
SHARES
---------
SHORT-TERM INVESTMENTS -- 2.0%
            FINANCE -- 2.0%
  1,643     State Street Bank Tax Free Money Market........................   $ 1,643
                                                                              -------
            Total short-term investments
              (cost $1,643)................................................   $ 1,643
                                                                              =======
            Total investments in securities
              (cost $75,674)(a)............................................   $79,026
                                                                              =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  (a) At October 31, 2003, the cost of securities for income tax purposes is $75,674 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................  $3,786



   Unrealized depreciation..........................    (434)



                                                      ------



   Net unrealized appreciation......................  $3,352
                                                      ======

  (b) See Note 2b of accompanying Noes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $509, which represents
       0.63% of net assets.

    *  Moody's Rating.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost $75,674)...  $79,026
Receivables:
  Fund shares sold...................................      487
  Dividends and interest.............................    1,231
Other assets.........................................       87
                                                       -------
Total assets.........................................   80,831
                                                       -------
LIABILITIES
Payables:
  Fund shares redeemed...............................       74
  Payable for investment advisory and management fees
    (Note 3).........................................       52
  Payable for distribution fees (Note 3).............        3
Accrued Expenses.....................................       17
                                                       -------
Total liabilities....................................      146
                                                       -------
Net assets, at value.................................  $80,685
                                                       =======
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 19,250,000 shares authorized; 7,304
  shares outstanding.................................  $76,494
Accumulated undistributed net investment income......       32
Accumulated net realized gain on investments.........      807
Unrealized appreciation of investments in
  securities.........................................    3,352
                                                       -------
Net assets...........................................  $80,685
                                                       =======

Class A
  Net asset value per share ($21,457 / 1,939 shares
    outstanding)......................................  $11.07
                                                        ------
  Maximum offering price per share ($11.07 / 95.5%)...  $11.59
                                                        ======
Class B
  Net asset value per share ($6,598 / 600 shares
    outstanding)......................................  $11.00
                                                        ======
Class C
  Net asset value per share ($7,588 / 688 shares
    outstanding)......................................  $11.02
                                                        ------
Maximum offering price per share ($11.02 / 99.0%).....  $11.13
                                                        ======
Class E
  Net asset value per share ($33,998 / 3,076 shares
    outstanding)......................................  $11.05
                                                        ------
Maximum offering price per share ($11.05 / 95.5%).....  $11.57
                                                        ======
Class H
  Net asset value per share ($1,747 / 158 shares
    outstanding)......................................  $11.03
                                                        ======
Class L
  Net asset value per share ($7,454 / 676 shares
    outstanding)......................................  $11.04
                                                        ------
Maximum offering price per share ($11.04 / 95.5%).....  $11.56
                                                        ======
Class M
  Net asset value per share ($1,235 / 112 shares
    outstanding)......................................  $11.03
                                                        ======
Class N
  Net asset value per share ($607 / 55 shares
    outstanding)......................................  $11.01
                                                        ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)......................................  $11.06
                                                        ======

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- 97.1%
            GENERAL OBLIGATIONS -- 17.6%
  $450      Elmira (City of), NY,
              4.75%, School Dist General Obligation FGIC
              Insured 06/15/2020..............................  AAA           $   459
   450      Holbrook (City of), NY,
              5.00%, Sachem Central School Dist General
              Obligation Ser B MBIA Insured 10/15/2029........  AAA               455
   450      Mahopac (City of), NY,
              5.00%, Central School Dist General Obligation
              Ref Ser A MBIA Insured 06/01/2019...............  Aaa*              471
   100      Monroe (County of), NY,
              6.75%, Industrial Dev Agency Civic Fac Rev
              Cloverwood Senior Living Ser A 05/01/2023.......  NR                101
   425      New York (City of), NY,
              5.75%, General Obligation Fiscal 2003 Ser I
              03/01/2019......................................  A                 457
                                                                              -------
                                                                                1,943
                                                                              -------
            HEALTH CARE/SERVICES -- 6.9%
   200      New York (State of),
              5.00%, Dorm Auth Rev Memorial Sloan-Kettering
              Center Ser 1 07/01/2034.........................  AA                199
   450      New York (State of),
              5.00%, Dorm Auth Rev Mental Health Services Fac
              Ser B 02/15/2018................................  AA-               461
   100      Westchester (County of), NY, 6.375%, Industrial
              Dev Agency
              Continuing Care Retirement Mtg-Kendal on Hudson
              Proj A 01/01/2024...............................  NR                 99
                                                                              -------
                                                                                  759
                                                                              -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 28.5%
   250      Dutchess (County of), NY,
              5.00%, Industrial Dev Agency Civic Fac Rev Ref
              Marist College Ser A 07/01/2022.................  Baa1              248
   450      New York (State of),
              5.00%, Dorm Auth Lease Rev State Univ Dorm Fac
              07/01/2032......................................  AA-               446
   190      New York (State of),
              5.00%, Dorm Auth Rev Fordham University FGIC
              Insured 07/01/2020..............................  AAA               197
   400      New York (State of),
              5.00%, Dorm Auth Rev Mount St. Mary College
              Radian Insured 07/01/2027.......................  AA                396

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
            HIGHER EDUCATION (UNIV., DORMS,
            ETC.) -- (CONTINUED)
  $450      New York (State of),
              5.125%, Dorm Auth Rev St. Barnabas Ser A FHA
              Insured AMBAC Insured 02/01/2022................  AAA           $   464
   425      New York (State of),
              5.50%, Dorm Auth Lease Rev Court Facs Ser A
              05/15/2020......................................  A                 451
   250      New York (State of),
              5.50%, Dorm Auth Rev Brooklyn Law School Radian
              Insured Ser A 07/01/2019........................  AA                267
   400      New York (State of),
              5.75%, Dorm Auth Rev Cons City University Ser A
              AMBAC-TCRS Insured 07/01/2013...................  AAA               463
   200      Otsego (County of), NY,
              6.00%, Industrial Dev Agency Civic Fac Rev
              Hartwick College Proj Ser A 07/01/2011..........  Baa3              219
                                                                              -------
                                                                                3,151
                                                                              -------
            HOUSING (HFA'S, ETC.) -- 4.2%
   425      New York (State of),
              5.50%, Urban Dev Corp Rev Personal Income Tax
              Ser C/1 FGIC Insured 03/15/2017.................  AAA               468
                                                                              -------
            INDUSTRIAL -- 5.4%
   245      New York (City of), NY,
              5.25%, Industrial Dev Agency Civic Fac Rev
              American Council Learned Societie 07/01/2027....  A1*               251
   250      New York (City of), NY,
              5.25%, Industrial Dev Agency Civic Fac Rev YMCA
              of Greater NY Proj 08/01/2021...................  A-                253
   100      New York (City of), NY,
              5.65%, Industrial Dev Agency Rev Brooklyn Navy
              Yard Cogen Partners 10/01/2028..................  BBB-               89
                                                                              -------
                                                                                  593
                                                                              -------
            MISCELLANEOUS -- 11.7%
   200      Children's Trust Fund,
              5.625%, Puerto Rico Tobacco Settlement Rev Asset
              Backed Bonds 05/15/2043.........................  BBB               174
   450      New York (City of), NY,
              5.00%, Transitional Financial Auth Future Tax
              Secured C 08/01/2023............................  AA+               456

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(B)
---------                                                       -----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
  $200      New York (City of), NY,
              5.50%, Dorm Auth Rev Winthrop South Nassau
              University 07/01/2023...........................  Baa1*         $   201
   400      New York (State of),
              6.00%, Local Assistance Corp Ref Ser E
              04/01/2014......................................  AA-               461
                                                                              -------
                                                                                1,292
                                                                              -------
            POLLUTION CONTROL -- 4.1%
   450      New York (State of),
              5.00%, Environmental Fac Corp Clean Water Ser C
              Revolving Funds 07/15/2026......................  AAA               455
                                                                              -------
            PUBLIC FACILITIES -- 4.0%
   450      St. Lawrence (County of), NY, 5.00%, Industrial
              Dev Civic Fac
              Rev Clarkson University Proj 07/01/2023.........  A3*               444
                                                                              -------
            TRANSPORTATION -- 12.4%
   450      New York (State of),
              5.00%, Triborough Bridge & Tunnel Auth Rev
              General Purpose Ser A 01/01/2032................  AA-               450
   450      New York (State of),
              5.125%, Metropolitan Transportation Auth Rev Ser
              A 11/15/2031....................................  A                 452
   450      Port Auth of NY & NJ,
              5.00%, General Obligation Cons 128th Ser
              11/01/2021......................................  AAA               469
                                                                              -------
                                                                                1,371
                                                                              -------
            UTILITIES -- ELECTRIC -- 2.3%
   250      New York (State of),
              5.30%, Energy Research & Dev Auth Elec Fac Rev
              Adj Long Island Lighting Co. Proj A
              08/01/2025......................................  A-                251
                                                                              -------
            Total municipal bonds
              (cost $10,653)..................................                $10,727
                                                                              =======
SHARES
---------
SHORT-TERM INVESTMENTS -- 1.0%
            FINANCE -- 1.0%
   105      Dreyfus Basic New York Municipal Money Market
              Fund............................................                $   105
                                                                              -------
            Total short-term investments (cost $105).......................   $   105
                                                                              =======
            Total investments in securities
              (cost $10,758)(a)............................................   $10,832
                                                                              =======

 (a) At October 31, 2003, the cost of securities for federal income tax purposes is $10,758 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................   $124
   Unrealized depreciation...........................    (50)
                                                        ----
   Net unrealized appreciation.......................   $ 74
                                                        ====

 (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  *  Moody's Rating.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value (cost $10,758)...  $10,832
Receivables:
  Fund shares sold...................................       28
  Dividends and interest.............................      162
Other assets.........................................       37
                                                       -------
Total assets.........................................   11,059
                                                       -------
LIABILITIES
Payables:
  Payable for investment advisory and management fees
    (Note 3).........................................        5
  Payable for distribution fees (Note 3).............        1
Accrued Expenses.....................................        7
                                                       -------
Total liabilities....................................       13
                                                       -------
Net assets...........................................  $11,046
                                                       =======

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 1,088 shares
  outstanding........................................  $10,856
Accumulated undistributed net investment income......       27
Accumulated net realized gain on investments.........       89
Unrealized appreciation of investments in
  securities.........................................       74
                                                       -------
Net assets...........................................  $11,046
                                                       =======

Class A
  Net asset value per share ($8,602 / 847 shares
    outstanding)......................................  $10.15
                                                        ------
  Maximum offering price per share ($10.15 / 95.5%)...  $10.63
                                                        ======
Class B
  Net asset value per share ($1,051 / 104 shares
    outstanding)......................................  $10.15
                                                        ======
Class C
  Net asset value per share ($1,393 / 137 shares
    outstanding)......................................  $10.15
                                                        ======
  Maximum offering price per share ($10.15 / 99.0%)...  $10.25
                                                        ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
MUNICIPAL BONDS -- 0.5%
            GENERAL OBLIGATIONS -- 0.5%
$  3,000    Illinois (State of),
              5.10%, General Obligation Taxable Pension
              6/01/2033.......................................  AA            $  2,713
                                                                              --------
            Total municipal bonds
              (cost $3,000)...................................                $  2,713
                                                                              ========
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 7.7%
            FINANCE -- 7.4%
   1,800    American Express Credit Account Master Trust,
              Inc.,
              5.95%, Ser 1999-2 Class A 12/15/2006............  AAA              1,845
     536    AQ Finance CEB Trust,
              6.12%, Ser 2003-CE1A 08/25/2033(e)(h)...........  BBB                525
     800    Bank One Issuance Trust,
              4.77%, Ser 2003-C3 Class C3 02/16/2016..........  BBB                744
   1,900    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.74%, Ser 2003-T10 Class A2 03/13/2040.........  AAA              1,887
   1,900    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.83%, Ser 2002-TOP8 Class A2 08/15/2038........  AAA              1,906
   1,600    California Infrastructure & Economic Development,
              6.38%, Ser 1997-1 Class A6 09/25/2008...........  AAA              1,704
     960    Capital One Multi-Asset Execution Trust,
              3.50%, Ser 2003-B2 Class B2 02/17/2009..........  A                  951
     640    Citibank Credit Card Issuance Trust,
              5.00%, Ser 2003-C4 Class C4 06/10/2015..........  BBB                602
   2,850    Citibank Credit Card Master Trust I,
              5.50%, Ser 1999-1 Class A 02/15/2006............  AAA              2,885
     516    Comed Transitional Funding Trust,
              5.44%, Ser 1998-1 Class A5 03/25/2007...........  AAA                532
     806    CS First Boston Mortgage Securities Corp.,
              2.079%, Ser 2003-C3 Class A1 05/15/2038.........  AAA                789
   2,710    Daimler Chrysler Auto Trust,
              3.85%, Ser 2002-A Class A 04/06/2006............  AAA              2,752

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            FINANCE -- (CONTINUED)
$  2,375    Discover Card Master Trust,
              5.30%, Ser 2001-5 Class A 11/16/2006............  AAA           $  2,424
   1,650    Ford Credit Auto Owner Trust,
              4.29%, Ser 2003-A Class C 11/15/2007............  BBB              1,660
   2,400    Ford Credit Auto Owner Trust,
              6.99%, Ser 2000-E Class B 02/15/2005............  AA-              2,415
   3,525    Honda Auto Receivables Owner Trust,
              1.34%, Ser 2003-2 Class A2 12/21/2005...........  AAA              3,523
   1,940    LB-UBS Commercial Mortgage Trust,
              2.72%, Ser 2003-C1 Class A1 03/15/2027..........  AAA              1,929
   1,989    LB-UBS Commercial Mortgage Trust,
              3.361%, Ser 2003-C7 Class A1 09/15/2027.........  AAA              1,987
   1,900    Morgan Stanley Capital Trust I,
              4.74%, Ser 2003-TOP9 Class A2 11/13/2036........  AAA              1,887
     396    Morgan Stanley Capital Trust I,
              5.91%, Ser 1999-WF1 Class A1 11/15/2031.........  Aaa*               422
     964    Morgan Stanley Dean Witter Capital, I,
              4.57%, Ser 2001-IQA Class A1 12/18/2032.........  Aaa*               999
     750    PP&L Transition Bond Co.,
              6.83%, Ser 1999-1 Class A5 03/25/2007...........  AAA                781
     206    Soundview Home Equity Loan Trust, Inc.,
              8.64%, Ser 2000-1 Class M1 05/25/2030...........  AA                 226
   2,650    Volkswagen Auto Loan Enhanced Trust,
              1.11%, Ser 2003-1 Class A2 12/20/2005...........  AAA              2,644
   1,920    WFS Financial Owner Trust,
              2.41%, Ser 2003-2 Class A4 12/20/2008...........  AAA              1,896
     656    Whole Auto Loan Trust,
              6.00%, Ser 2002-1 Class D 04/15/2009(h).........  BB                 654
                                                                              --------
                                                                                40,569
                                                                              --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            UTILITIES -- 0.3%
$  1,516    Illinois Power Special Purpose Trust,
              5.38%, Ser 1998-1 Class A5 06/25/2007...........  AAA           $  1,565
            Total asset backed and commercial mortgage
              securities (cost $42,353).......................                $ 42,134
                                                                              ========
CORPORATE BONDS: INVESTMENT GRADE -- 33.7%
            BASIC MATERIALS -- 2.1%
   1,240    Champion International Corp.,
              7.20%, 11/01/2026...............................  BBB              1,379
     500    Cypress Amax Minerals Co.,
              8.375%, 02/01/2023..............................  BBB-               493
   1,200    Inco Ltd.,
              7.75%, 05/15/2012...............................  BBB-             1,395
     420    Olin Corp.,
              9.125%, 12/15/2011..............................  BBB-               502
     800    Placer Dome, Inc.,
              6.45%, 10/15/2035(h)............................  BBB+               806
     600    Placer Dome, Inc.,
              7.125%, 06/15/2007..............................  BBB+               663
   1,900    Potlatch Corp.,
              12.50%, 12/01/2009..............................  Baa3*            2,242
     675    Santa Fe Pacific Gold Corp.,
              8.375%, 07/01/2005..............................  BBB                735
   2,000    Union Camp Corp.,
              7.00%, 08/15/2006...............................  BBB              2,206
     800    Willamette Industries, Inc.,
              7.85%, 07/01/2026...............................  BBB                894
                                                                              --------
                                                                                11,315
                                                                              --------
            CAPITAL GOODS -- 1.6%
     700    General Dynamics Corp.,
              4.50%, 08/15/2010...............................  A                  710
   1,470    International Game Technology,
              7.875%, 05/15/2004..............................  BBB              1,515
     550    International Game Technology,
              8.375%, 05/15/2009..............................  BBB                656
   3,400    Northrop Grumman Corp.,
              8.625%, 10/15/2004..............................  BBB              3,618
   1,045    Rockwell International Corp.,
              5.20%, 01/15/2098...............................  A                  764
   1,500    Rockwell International Corp.,
              6.70%, 01/15/2028...............................  A                1,629
                                                                              --------
                                                                                 8,892
                                                                              --------
            CONSUMER CYCLICAL -- 1.8%
   1,200    CRH America, Inc.,
              6.95%, 03/15/2012...............................  BBB+             1,354
   2,040    Diageo Capital plc,
              3.375%, 03/20/2008..............................  A                2,023
   2,080    Ford Motor Co.,
              6.625%, 10/01/2028..............................  BBB              1,706

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            CONSUMER CYCLICAL -- (CONTINUED)
$  1,500    General Motors Corp., 7.20%, 01/15/2011...........  BBB           $  1,573
   1,600    Meyer (Fred), Inc., 7.375%, 03/01/2005............  BBB              1,709
     300    Nine West Group, Inc., 8.375%, Ser B 08/15/2005...  BBB                327
     930    Staples Inc.,
              7.125%, 08/15/2007..............................  BBB-             1,019
                                                                              --------
                                                                                 9,711
                                                                              --------
            CONSUMER STAPLES -- 1.4%
   2,200    Cadbury Schweppes Finance, 5.00%, 06/26/2007......  BBB              2,301
     625    ConAgra Foods, Inc.,
              7.00%, 10/01/2028...............................  BBB+               684
   2,135    ConAgra Foods, Inc.,
              7.50%, 09/15/2005...............................  BBB+             2,336
   2,200    General Mills, Inc.,
              2.625%, 10/24/2006..............................  BBB+             2,183
                                                                              --------
                                                                                 7,504
                                                                              --------
            ENERGY -- 3.0%
   1,700    Anadarko Petroleum Corp., 5.375%, 03/01/2007......  BBB+             1,821
     370    Burlington Resources Finance Co., 6.50%,
              12/01/2011......................................  BBB+               412
   1,885    Burlington Resources Finance Co., 6.68%,
              02/15/2011......................................  BBB+             2,103
   1,040    Conoco, Inc.,
              5.90%, 04/15/2004...............................  A-               1,061
   1,275    Consolidated Natural Gas Co., 5.375%, Ser B
              11/01/2006......................................  BBB+             1,363
   1,100    Consumers Energy Co.,
              6.25%, 09/15/2006...............................  BBB-             1,198
     500    Lasmo (USA), Inc.,
              7.50%, 06/30/2006...............................  AA                 562
     650    Occidental Petroleum Corp., 7.375%, 11/15/2008....  BBB+               750
     830    PanCanadian Petroleum Ltd., 6.30%, 11/01/2011.....  A-                 915
   1,500    PanCanadian Petroleum Ltd., 7.20%, 11/01/2031.....  A-               1,710
   1,130    Pemex Finance Ltd.,
              9.69%, Ser 1999-2 Class A1 08/15/2009...........  A-               1,329
   1,100    Pemex Project Funding Master Trust,
              7.875%, 02/01/2009..............................  BBB-             1,232
     870    Petro-Canada,
              5.35%, 07/15/2033...............................  BBB                768
   1,150    Repsol International Finance B.V., 7.45%,
              07/15/2005......................................  BBB              1,244
                                                                              --------
                                                                                16,468
                                                                              --------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TOTAL RETURN BOND FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT
GRADE -- (CONTINUED)
            FINANCE -- 12.7%
$    948    Abbey National plc,
              6.69%, 10/17/2005...............................  A+            $  1,031
     910    Abbey National plc,
              6.70%, 06/29/2049...............................  A                1,008
     800    ACE INA Holdings, Inc.,
              8.20%, 08/15/2004...............................  BBB+               839
     800    Aetna, Inc.,
              7.375%, 03/01/2006..............................  BBB                884
   1,600    AvalonBay Communities, Inc. (REIT),
              8.25%, 07/15/2008...............................  BBB+             1,882
   1,300    Bear Stearns Co., Inc.,
              5.70%, 11/15/2014...............................  A                1,350
  10,000    Bundesobligation,
              3.50%, 10/10/2008...............................  Aaa*            11,565
   1,450    Chase Manhattan Corp.,
              7.875%, 06/15/2010..............................  A                1,714
   2,400    Credit Suisse First Boston USA, Inc.,
              6.125%, 11/15/2011..............................  A+               2,594
     700    Duke Realty Corp. (REIT),
              5.25%, 01/15/2010...............................  BBB+               726
     465    ERAC USA Finance Co.,
              8.25%, 05/01/2005(h)............................  BBB+               504
   1,100    ERP Operating LP,
              6.63%, 04/13/2005...............................  BBB+             1,160
   4,420    FleetBoston Financial Corp.,
              7.25%, 09/15/2005...............................  A                4,829
   1,050    Fondo Latinoamericano Flar,
              3.00%, 08/01/2006(h)............................  A+               1,043
   1,450    Ford Motor Credit Co.,
              7.00%, 10/01/2013...............................  BBB              1,425
   1,400    Ford Motor Credit Co.,
              7.375%, 02/01/2011..............................  BBB              1,425
   3,200    General Motors Acceptance Corp.,
              6.62%, 12/01/2012(f)............................  BBB              1,698
     850    Goldman Sachs Group, Inc.,
              5.25%, 04/01/2013...............................  A+                 854
   1,650    J.P. Morgan Chase & Co.,
              5.25%, 05/01/2015...............................  A                1,644
   4,250    KFW International Finance, Inc.,
              2.60%, 03/15/2006...............................  AAA              4,269
   3,570    KFW International Finance, Inc.,
              3.00%, 09/15/2005...............................  AAA              3,612
   1,440    Morgan Stanley Dean Witter & Co.,
              7.75%, 06/15/2005...............................  A+               1,571
     750    Prudential Insurance Co. of America,
              6.375%, 07/23/2006(h)...........................  A+                 822

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            FINANCE -- (CONTINUED)
$ 15,100    Queensland Treasury Corp. (Australian Dollar),
              6.50%, 06/14/2005...............................  AAA           $ 10,862
   1,000    Russian Federation,
              8.25%, 03/31/2010...............................  Baa3*            1,117
   1,500    SLM Corp.,
              3.95%, 08/15/2008...............................  A                1,510
     250    Southern Investments UK plc,
              6.80%, 12/01/2006...............................  BBB-               265
     820    Sovereign Bank,
              5.125%, 03/15/2013..............................  BBB-               802
   1,750    TIAA Global Markets,
              4.125%, 11/15/2007(h)...........................  AAA              1,794
     740    UFJ Finance Aruba AEC,
              6.75%, 07/15/2013...............................  BBB-               775
   1,900    United Mexican States,
              4.625%, 10/08/2008..............................  BBB-             1,905
     720    Wachovia Corp.,
              7.55%, 08/18/2005...............................  A                  790
     720    Wellpoint Health Networks, Inc.,
              6.375%, 06/15/2006..............................  A-                 787
                                                                              --------
                                                                                69,056
                                                                              --------
            HEALTH CARE -- 0.8%
   2,200    HCA, Inc.,
              6.95%, 05/01/2012...............................  BBB-             2,278
     785    HCR Manor Care, Inc.,
              7.50%, 06/15/2006...............................  BBB                849
     750    Humana, Inc.,
              7.25%, 08/01/2006...............................  BBB                819
     600    Quest Diagnostics, Inc.,
              6.75%, 07/12/2006...............................  BBB                658
                                                                              --------
                                                                                 4,604
                                                                              --------
            SERVICES -- 1.9%
   1,600    ARAMARK Services, Inc.,
              7.10%, 12/01/2006...............................  BBB-             1,760
   1,100    Clear Channel Communications, Inc.,
              6.00%, 11/01/2006...............................  BBB-             1,187
     500    Cox Enterprises, Inc.,
              7.875%, 09/15/2010(h)...........................  BBB                579
     800    Cox Radio, Inc.,
              6.375%, 05/15/2005..............................  BBB                845
     500    FedEx Corp.,
              6.625%, 02/12/2004..............................  BBB                507
     575    Fiserv, Inc.,
              3.00%, 06/27/2008...............................  BBB+               548
   1,640    Liberty Media Corp.,
              3.50%, 09/25/2006...............................  BBB-             1,620
   1,400    News America Holdings, Inc.,
              7.70%, 10/30/2025...............................  BBB-             1,600

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: INVESTMENT
GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
$    450    Rio Tinto Finance USA Ltd.,
              2.625%, 09/30/2008..............................  A+            $    429
     960    Walt Disney Co.,
              7.30%, 02/08/2005...............................  BBB+             1,024
                                                                              --------
                                                                                10,099
                                                                              --------
            TECHNOLOGY -- 3.9%
   2,410    AOL Time Warner, Inc.,
              3.34%, Conv. 12/06/2019(a)(f)...................  BBB              1,497
     500    AT&T Broadband Corp.,
              8.375%, 03/15/2013..............................  BBB                604
     951    AT&T Corp.,
              8.50%, 11/15/2031...............................  BBB              1,078
     300    AT&T Corp.,
              8.50%, 11/15/2031(h)............................  BBB                340
   2,500    AT&T Wireless Services, Inc.,
              8.125%, 05/01/2012..............................  BBB              2,900
   2,200    British Telecommunications plc,
              8.875%, 12/15/2030..............................  A-               2,833
   1,775    Continental Cablevision, Inc.,
              8.875%, 09/15/2005..............................  BBB              1,972
   1,600    Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2005...............................  BBB+             1,748
     900    Deutsche Telekom International Finance B.V.,
              8.75%, 06/15/2030...............................  BBB+             1,132
   1,600    Raytheon Co.,
              8.20%, 03/01/2006...............................  BBB-             1,789
     380    Rogers Cable, Inc.,
              6.25%, 06/15/2013 (with rights).................  BBB-               380
   1,000    Telefonica Europe B.V.,
              7.35%, 09/15/2005...............................  A                1,090
   1,560    Time Warner Companies, Inc.,
              7.25%, 10/15/2017...............................  BBB+             1,736
   1,900    Time Warner Entertainment Co.,
              8.375%, 03/15/2023..............................  BBB+             2,312
                                                                              --------
                                                                                21,411
                                                                              --------
            TRANSPORTATION -- 0.5%
   1,140    Delta Air Lines, Inc.,
              7.11%, 09/18/2011...............................  A                1,162
   1,650    Norfolk Southern Corp.,
              7.875%, 02/15/2004..............................  BBB              1,679
                                                                              --------
                                                                                 2,841
                                                                              --------
            UTILITIES -- 4.0%
   1,590    Carolina Power & Light Co.,
              5.125%, 09/15/2013..............................  BBB              1,599
   1,140    Carolina Power & Light Co.,
              6.125%, 09/15/2033..............................  BBB              1,147

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            UTILITIES -- (CONTINUED)
$    250    Cleveland Electric Illuminating Co.,
              7.13%, Ser B 07/01/2007.........................  AAA           $    284
   2,040    Commonwealth Edison Co.,
              4.70%, 04/15/2015...............................  A-               1,961
     850    Consolidated Edison Co. of New York,
              5.875%, 04/01/2033..............................  A                  841
     565    Detroit Edison Co.,
              6.125%, 10/01/2010..............................  A-                 616
   1,175    Duke Energy Corp.,
              3.75%, 03/05/2008...............................  A-               1,174
     550    Duke Energy Corp.,
              4.50%, 04/01/2010...............................  A-                 554
   3,200    FPL Group Capital, Inc.,
              3.25%, 04/11/2006...............................  A-               3,237
     750    International Transmission Co.,
              4.45%, 07/15/2013(h)............................  BBB+               708
   1,660    Kinder Morgan, Inc.,
              6.65%, 03/01/2005...............................  BBB              1,762
     800    Northern States Power Co.,
              2.875%, 08/01/2006..............................  BBB+               800
   1,500    Northern States Power Co.,
              8.00%, Ser B 08/28/2012.........................  BBB+             1,826
   1,600    Pacificorp,
              5.45%, 09/15/2013...............................  A                1,646
     200    Pacificorp,
              6.12%, 01/15/2006...............................  A                  216
     900    Public Service Colorado, Inc. Ser 12,
              4.875%, 03/01/2013..............................  BBB+               892
   1,400    Public Service Electric & Gas Co.,
              5.375%, 09/01/2013..............................  A-               1,435
     125    Public Service Electric & Gas Co.,
              7.00%, 09/01/2024...............................  AAA                129
     850    Texas-New Mexico Power Co.,
              6.125%, 06/01/2008 (with rights)(h).............  BBB-               858
     265    Westar Energy, Inc.,
              8.50%, 07/01/2022...............................  BBB-               275
                                                                              --------
                                                                                21,960
                                                                              --------
            Total corporate bonds: investment grade (cost
              $179,854).......................................                $183,861
                                                                              ========
CORPORATE BONDS: NON-INVESTMENT GRADE -- 6.4%
            BASIC MATERIALS -- 0.6%
$    460    Abitibi-Consolidated, Inc.,.......................
              8.30%, 08/01/2005                                 BB+           $    485
     530    Georgia-Pacific Corp.,............................
              7.25%, 06/01/2028                                 BB+                482

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TOTAL RETURN BOND FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT
GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
$    155    Oregon Steel Mills, Inc.,
              10.00%, 07/15/2009..............................  B             $    127
   1,125    Owens-Brockway Glass Containers,
              8.75%, 11/15 /2012..............................  BB               1,232
     300    PolyOne Corp.,
              6.875%, 12/01/2004(g)...........................  B2*                292
     905    Rhodia S.A.,
              8.875%, 06/01/2011
              (with rights)(h)................................  B                  806
                                                                              --------
                                                                                 3,424
                                                                              --------
            CAPITAL GOODS -- 0.2%
     150    American Standard, Inc.,
              7.375%, 02/01/2008..............................  BB+                165
     985    Xerox Corp.,
              9.75% 01/15/2009................................  B+               1,116
                                                                              --------
                                                                                 1,281
                                                                              --------
            CONSUMER CYCLICAL -- 0.7%
   1,400    Delhaize America, Inc.,
              8.125%, 04/15/2011..............................  BB+              1,545
   1,100    J.C. Penney Co., Inc.,
              7.65%, 08/15/2016...............................  BB+              1,160
     470    Millennium America, Inc.,
              7.625%, 11/15/2026..............................  BB-                402
     650    Toll Corp.,
              8.25%, 02/01/2011...............................  BB+                722
                                                                              --------
                                                                                 3,829
                                                                              --------
            ENERGY -- 0.5%
   1,500    Coastal Corp.,
              7.625%, 09/01/2008..............................  B                1,279
     125    Pioneer Natural Resources Co.,
              6.50%, 01/15/2008...............................  BB+                134
   1,100    Pioneer Natural Resources Co.,
              7.20%, 01/15/2028...............................  BB+              1,146
                                                                              --------
                                                                                 2,559
                                                                              --------
            FINANCE -- 0.4%
   1,050    Colombia (Republic of),
              8.625%, 04/01/2008..............................  BB               1,102
     120    Interpool, Inc.,
              7.20%, 08/01/2007...............................  BB-                112
     700    Philippines (Republic of),
              10.625%, 03/16/2025.............................  BB                 758
                                                                              --------
                                                                                 1,972
                                                                              --------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
            HEALTH CARE -- 0.2%
$    290    Omnicare, Inc.,
              6.125%, 06/01/2013..............................  BB+           $    287
     405    Tenet Healthcare Corp.,
              6.375%, 12/01/2011..............................  BB-                376
     660    Tenet Healthcare Corp.,
              7.375%, 02/01/2013..............................  BB-                640
                                                                              --------
                                                                                 1,303
                                                                              --------
            SERVICES -- 0.9%
   1,560    Allied Waste North America, Inc.,
              9.25%, Ser B 09/01/2012.........................  BB-              1,755
     840    Browning-Ferris Industries, Inc.,
              6.375%, 01/15/2008..............................  BB-                823
   1,400    CSC Holdings, Inc.,
              7.625%, 07/15/2018..............................  BB-              1,379
     970    Echostar DBS Corp.,
              5.75%, 10/01/2008(h)............................  BB-                966
                                                                              --------
                                                                                 4,923
                                                                              --------
            TECHNOLOGY -- 1.5%
   1,000    Corning, Inc.,
              8.30%, 04/04/2025...............................  Ba2*             1,057
     455    Global Crossing Holdings Ltd.,
              8.70%, 08/01/2007(a)(g).........................  NR                  42
   2,385    Global Crossing Holdings Ltd.,
              9.50%, 11/15/2009(a)(g).........................  NR                 218
   1,000    Global Crossing Holdings Ltd.,
              9.625%, 05/15/2008(a)(g)........................  NR                  91
     500    KPNQwest N.V.,
              8.125%, 06/01/2009(a)...........................  NR                  @@
     647    Lucent Technologies, Inc.,
              6.45%, 03/15/2029...............................  B-                 500
     280    Lucent Technologies, Inc.,
              6.50%, 01/15/2028...............................  B-                 217
     458    Marconi Corp. plc,
              10.00%, 10/31/2008..............................  NR                 476
     674    Marconi Corp. plc,
              8.00%, 04/30/2008...............................  NR                 660
     275    Nortel Networks Corp.,
              4.25%, Conv. 09/01/2008.........................  B                  259
     320    PanAmSat Corp.,
              6.375%, 01/15/2008..............................  BB-                328
   1,625    PerkinElmer, Inc.,
              8.875%, 01/15/2013..............................  BB-              1,779
   1,455    Qwest Corp.,
              6.875%, 09/15/2033..............................  B-               1,299
     420    Shaw Communications, Inc.,
              8.25%, 04/11/2010...............................  BB+                464
   2,480    WorldCom, Inc. - WorldCom Group,
              8.25%, 05/15/2031(a)............................  NR                 911
                                                                              --------
                                                                                 8,301
                                                                              --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S
PRINCIPAL                                                         RATING       MARKET
 AMOUNT                                                         (UNAUDITED)   VALUE(C)
---------                                                       -----------   --------
CORPORATE BONDS: NON-INVESTMENT
GRADE -- (CONTINUED)
            UTILITIES -- 1.4%
$    275    Kansas Gas & Electric Co.,
              6.20%, 01/15/2006...............................  BB+           $    286
   1,120    Kansas Gas & Electric Co.,
              7.60%, 12/15/2003...............................  BB+              1,114
     135    Kansas Gas & Electric Co.,
              8.29%, 03/29/2016...............................  BB-                141
     850    Montana Power Co.,
              7.30%, 12/01/2006(h)............................  D                  867
   1,700    Southern California Edison Co.,
              7.125%, 07/15/2025..............................  BB               1,726
     687    Southern California Edison Co.,
              8.00%, 02/15/2007...............................  BB                 771
     155    Tennessee Gas Pipeline Co.,
              7.00%, 10/15/2028...............................  B+                 138
   1,850    Transcontinental Gas Pipeline Corp.,
              6.125%, 01/15/2005..............................  B+               1,882
     500    Transcontinental Gas Pipeline Corp.,
              7.25%, 12/01/2026...............................  B+                 508
                                                                              --------
                                                                                 7,433
                                                                              --------
            Total corporate bonds:
              non-investment grade
              (cost $35,953)..................................                $ 35,025
                                                                              ========
U.S. GOVERNMENT SECURITIES -- 48.1%
            FEDERAL HOME LOAN MORTGAGE -- 1.3%
   1,400    3.125% 2006....................................................   $  1,417
   5,833    5.50% 2033.....................................................      5,884
                                                                              --------
                                                                                 7,301
                                                                              --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.1%
   6,000    4.50% 2013.....................................................      5,869
  28,400    5.00% 2018 -- 2033.............................................     28,526
  38,139    5.50% 2032 -- 2033.............................................     38,507
  37,506    6.00% 2013 -- 2033(i)..........................................     38,563
   6,914    6.50% 2031 -- 2033.............................................      7,184
   1,727    7.50% 2029 -- 2031.............................................      1,840
                                                                              --------
                                                                               120,489
                                                                              --------
            GOVERNMENT NATIONAL MORTGAGE -- 7.6%
  16,340    5.50% 2033.....................................................     16,565
   2,530    6.00% 2032.....................................................      2,615
  20,987    6.50% 2028 -- 2032.............................................     21,984
                                                                              --------
                                                                                41,164
                                                                              --------


PRINCIPAL                                                                      MARKET
 AMOUNT                                                                       VALUE(C)
---------                                                                     --------
---------                                                       -----------   --------
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.9%
$    250    Federal Home Loan Bank, 6.24%, 02/20/2007(e)...................   $    267
   2,750    Federal Home Loan Bank,
              2.24%, 11/07/2005............................................      2,750
   8,800    Tennessee Valley Authority, 6.96%, 11/01/2025(f)...............      1,917
                                                                              --------
                                                                                 4,934
                                                                              --------
            U.S. TREASURY SECURITIES -- 16.2%
  11,000    1.50% 2005.....................................................     10,964
   4,400    1.875% 2004....................................................      4,427
   7,385    3.00% 2007 -- 2008.............................................      7,392
     895    3.125% 2008....................................................        890
     350    3.25% 2007.....................................................        356
   1,265    3.50% 2006.....................................................      1,306
     600    3.875% 2013....................................................        583
  15,905    4.25% 2013.....................................................     15,841
   2,325    4.375% 2007....................................................      2,460
   2,635    4.625% 2006....................................................      2,797
   1,210    5.00% 2011.....................................................      1,295
  18,450    5.375% 2031....................................................     19,066
     230    6.00% 2009.....................................................        260
   3,045    6.50% 2006 -- 2010.............................................      3,489
   1,350    6.625% 2007....................................................      1,531
     500    6.75% 2005.....................................................        539
   5,000    6.875% 2006....................................................      5,582
   2,865    6.875% 2025....................................................      3,473
   4,750    7.875% 2021....................................................      6,272
                                                                              --------
                                                                                88,523
                                                                              --------
            Total U.S. government securities
              (cost $262,523)..............................................   $262,411
                                                                              ========
 SHARES
---------
COMMON STOCK -- 0.3%
            TECHNOLOGY -- 0.3%
      94    Marconi Corp. plc ADR(a).......................................   $  1,711
                                                                              --------
            Total common stock.............................................
              (cost $911)                                                     $  1,711
                                                                              ========
PREFERRED STOCKS -- 0.1%

            CAPITAL GOODS -- 0.1%
       9    Xerox Corp., Conv.,............................................
              7.50%, 11/27/2021(h)                                            $    562
                                                                              --------
            Total preferred stocks.........................................
              (cost $425)                                                     $    562
                                                                              ========
            Total long-term investments....................................
              (cost $525,019)                                                 $528,417
                                                                              ========
SHORT-TERM INVESTMENTS -- 24.1%

            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 19.4%
 105,731    Navigator Prime Portfolio......................................   $105,731


The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TOTAL RETURN BOND FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                      MARKET
  AMOUNT                                                                       VALUE(C)
-----------                                                                   -----------
           FINANCE -- 4.7%
 $   6,152 Banc One Joint Repurchase Agreement,
             0.97%, 11/03/2003 (Note 2f)....................................   $   6,152
     9,715 BNP Paribas Joint Repurchase Agreement,
             0.99%, 11/03/2003 (Note 2f)....................................       9,715
     9,715 UBS Warburg Joint Repurchase Agreement,
             0.98%, 11/03/2003 (Note 2f)....................................       9,715
                                                                               ---------

                                                                                  25,582
                                                                               ---------

           Total short-term investments
             (cost $131,313)................................................   $ 131,313
                                                                               =========

           Total investments in securities
             (cost $656,332)(b).............................................   $ 659,730
                                                                               =========


  (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  (b) At October 31, 2003, the cost of securities for federal income tax purposes is $656,846 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 9,533
   Unrealized depreciation.........................   (6,648)
                                                     -------
   Net unrealized appreciation.....................  $ 2,885
                                                     =======

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.78% of total net assets as of October 31, 2003.

  (e) Variable rate securities; the yield reported is the rate in effect as of October 31, 2003.

  (f) The interest rate disclosed for these securities represents the effec-tive yield on the date of acquisition.

  (g) These investments have been identified by portfolio management as illiquid securities. As noted, some Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors":

    PERIOD                                                  COST
   ACQUIRED   SHARES/PAR              SECURITY             BASIS
   --------   ----------              --------             ------
   2001          1,000     Global Crossing Holdings Ltd.,  $  942
                           due 2008
   2001            455     Global Crossing Holdings Ltd.,     204
                           due 2007
   2001          2,385     Global Crossing Holdings Ltd.,   1,347
                           due 2009
   2002            300     PolyOne Corp., due 2004-144A       298

     The aggregate value of these securities as of October 31, 2003, was $643, which represents 0.12% of total net assets.

  (h) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2003, was $11,834, which represents
       2.17% of total net assets.

  (i) The cost of securities purchased on a when-issued basis at October 31, 2003 was $22,454.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

    *  Moody's Rating.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $656,332) @ ......................................  $659,730
Cash................................................        15
Foreign currency on deposit with custodian (cost
  $974).............................................     1,028
Receivables:
  Investment securities sold........................     7,575
  Fund shares sold..................................     2,075
  Dividends and interest............................     5,388
Other assets........................................       109
                                                      --------
Total assets........................................   675,920
                                                      --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d).............................................   105,731
  Investment securities purchased...................    22,820
  Fund shares redeemed..............................     1,765
  Payable for investment advisory and management
    fees (Note 3)...................................       298
  Payable for distribution fees (Note 3)............        41
Accrued Expenses....................................       194
                                                      --------
Total liabilities...................................   130,849
                                                      --------
Net assets..........................................  $545,071
                                                      ========

 @  Market value of securities on loan $102,542.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 48,953
  shares outstanding................................  $523,383
Accumulated undistributed net investment income.....       219
Accumulated net realized gain on investments and
  foreign currency transactions.....................    18,010
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................     3,459
                                                      --------
Net assets..........................................  $545,071
                                                      ========

Class A
  Net asset value per share ($268,655/24,126 shares
    outstanding)......................................  $11.14
                                                        ------
  Maximum offering price per share ($11.14/95.5%).....  $11.66
                                                        ======
Class B
  Net asset value per share ($106,077/9,569 shares
    outstanding)......................................  $11.09
                                                        ======
Class C
  Net asset value per share ($110,214/9,908 shares
    outstanding)......................................  $11.12
                                                        ------
  Maximum offering price per share ($11.12/99.0%).....  $11.23
                                                        ======
Class Y
  Net asset value per share ($60,125/5,350 shares
    outstanding)......................................  $11.24
                                                        ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(B)
---------                                                       --------
U.S. GOVERNMENT SECURITIES -- 98.3%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 36.6%
            MORTGAGE BACKED SECURITIES:
 $ 6,428    5.50% 2032........................................  $  6,486
   4,411    6.00% 2032........................................     4,528
  28,625    6.50% 2031........................................    30,230
     350    7.00% 2029 -- 2031................................       368
     251    9.00% 2022........................................       280
       2    10.50% 2015.......................................         2
      57    11.25% 2013.......................................        64
     144    11.50% 2015 -- 2019...............................       162
     143    11.75% 2010 -- 2011...............................       161
      36    12.50% 2019.......................................        40
                                                                --------
                                                                  42,321
                                                                --------
            NOTES:
   5,000    3.125% 2006.......................................     5,061
  23,100    4.75% 2012........................................    22,671
   5,500    4.875% 2013.......................................     5,515
  15,000    5.25% 2012........................................    15,033
                                                                --------
                                                                  48,280
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(B)
---------                                                       --------
            REMIC -- IO:
 $ 6,280    8.23% Ser 2498 Class LI 2014(e)...................  $    310
                                                                --------
            REMIC -- PAC'S:
   7,000    5.50% Ser 2496 Class TE 2029......................     7,222
   8,500    6.00% Ser 2413 Class QJ 2027......................     8,638
  10,000    6.00% Ser 2496 Class QM 2028......................    10,474
                                                                --------
                                                                  26,334
                                                                --------
                                                                 117,245
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 29.3%

            MORTGAGE BACKED SECURITIES:
  19,896    5.50% 2015-2032...................................    20,124
   2,277    5.85% 2009........................................     2,452
   2,830    5.89% 2008........................................     3,054
  21,262    6.00% 2016 -- 2032................................    21,875
   1,368    6.01% 2009........................................     1,483
   2,713    6.36% 2008........................................     2,976
   2,379    6.50% 2013 -- 2015................................     2,505
   5,699    6.52% 2008........................................     6,269
   6,086    7.184% 2006.......................................     6,665
     304    7.50% 2030........................................       324
      77    8.00% 2025........................................        84
      94    8.50% 2022........................................       103
      45    9.00% 2020........................................        50
     127    9.75% 2020........................................       141
     221    10.00% 2020.......................................       250
     101    10.50% 2012 -- 2018...............................       113
      27    10.75% 2013.......................................        30
     529    11.00% 2015 -- 2020...............................       596
      73    11.25% 2013.......................................        81
      21    11.50% 2015.......................................        23
      59    12.00% 2011 -- 2016...............................        67
     135    12.50% 2015.......................................       155
                                                                --------
                                                                  69,420
                                                                --------

            NOTES:
   6,000    3.75% 2008........................................     5,971
                                                                --------

            REMIC -- IO:
   4,080    8.77% Ser 2002-54 Class IJ 2022(e)................       716
   2,595    8.892% Ser 2002-56 Class IQ 2025(e)...............        49
                                                                --------
                                                                     765
                                                                --------

            REMIC-PAC'S:
   9,500    6.00% Ser 2001-74 Class QD 2030...................     9,901
   8,000    6.50% Ser 2002-21 Class PE 2032...................     8,308
                                                                --------
                                                                  18,209
                                                                --------
                                                                  94,365
                                                                --------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.4%

            MORTGAGE BACKED SECURITIES:
   6,336    5.00% 2033........................................     6,259
  13,631    6.50% 2031 -- 2032................................    14,278
     220    7.00% 2030........................................       232
     311    8.00% 2017 -- 2022................................       339
     924    9.50% 2016 -- 2019................................     1,026
      62    11.00% 2015 -- 2018...............................        71
                                                                --------
                                                                  22,205
                                                                --------

            REMIC -- PAC'S:
   8,000    6.00% Ser 2002-88 Class AB 2032...................     8,082
                                                                --------
                                                                  30,287
                                                                --------

            OTHER DIRECT FEDERAL OBLIGATIONS -- 7.7%
            FEDERAL HOME LOAN BANK:
  16,600    3.375% 2008.......................................    16,448
   7,750    5.75% 2012........................................     8,387
                                                                --------
                                                                  24,835

            U.S. TREASURY SECURITIES -- 15.3%
   4,250    3.50% 2011(d).....................................     5,080
  18,600    5.00% 2011........................................    19,911
  19,600    7.25% 2016........................................    24,289
                                                                --------
                                                                  49,280
                                                                --------
            Total U.S. government securities
              (cost $314,885).................................  $316,012
                                                                ========
 SHARES
---------
SHORT-TERM INVESTMENTS -- 10.4%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 7.2%
  23,140    Boston Global Investment Trust....................  $ 23,140
                                                                --------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                       MARKET
  AMOUNT                                                        VALUE(B)
-----------                                                    -----------
           FINANCE -- 3.2%
 $   2,464 Banc One Joint Repurchase Agreement,
             0.97%, 11/03/2003 (Note 2f).....................   $   2,464
     3,891 BNP Paribas Joint Repurchase Agreement,
             0.99%, 11/03/2003 (Note 2f).....................       3,891
     3,891 UBS Warburg Joint Repurchase Agreement,
             0.98%, 11/03/2003 (Note 2f).....................       3,891
                                                                ---------

                                                                   10,246
                                                                ---------

           Total short-term investments
             (cost $33,386)..................................   $  33,386
                                                                =========

           Total investments in securities
             (cost $348,271)(a)..............................   $ 349,398
                                                                =========


  (a) At October 31, 2003, the cost of securities for income tax purposes is $348,271 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 4,864
   Unrealized depreciation.........................   (3,737)
                                                     -------
   Net unrealized appreciation.....................  $ 1,127
                                                     =======

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (e) The interest rates disclosed for interest only strips represent effec-tive yields based upon estimated future cash flows at October 31, 2003.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $348,271) @ ......................................  $349,398
Cash................................................         1
Receivables:
  Investment securities sold........................         7
  Fund shares sold..................................       254
  Dividends and interest............................     2,751
Other assets........................................       142
                                                      --------
Total assets........................................   352,553
                                                      --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d).............................................    23,140
  Investment securities purchased...................     6,259
  Fund shares redeemed..............................     1,256
  Payable for investment advisory and management
    fees (Note 3)...................................       201
  Payable for distribution fees (Note 3)............        15
Accrued Expenses....................................        93
                                                      --------
Total liabilities...................................    30,964
                                                      --------
Net assets..........................................  $321,589
                                                      ========
@ Market value of securities on loan $22,085.
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.0001
  per share; 19,250,000 shares authorized 33,299
  shares outstanding;...............................  $331,327
Accumulated undistributed net investment income.....         1
Accumulated net realized loss on investments........   (10,866)
Unrealized appreciation of investments in
  securities........................................     1,127
                                                      --------
Net assets..........................................  $321,589
                                                      ========

Class A
  Net asset value per share ($65,337 / 6,754
    shares outstanding)...........................   $ 9.67
                                                     ------
  Maximum offering price per
    share($9.67 / 95.5%)..........................   $10.13
                                                     ======
Class B
  Net asset value per share ($38,210 / 3,965
    shares outstanding)...........................   $ 9.64
                                                     ------
Class C
  Net asset value per share ($26,626 / 2,763
    shares outstanding)...........................   $ 9.63
                                                     ------
  Maximum offering price per share
    ($9.63 / 99.0%)...............................   $ 9.73
                                                     ======
Class E
  Net asset value per share ($135,954 / 14,074
    shares outstanding)...........................   $ 9.66
                                                     ------
  Maximum offering price per share
    ($9.66 / 95.5%)...............................   $10.12
                                                     ======
Class H
  Net asset value per share ($6,283 / 653 shares
    outstanding)..................................   $ 9.63
                                                     ======
Class L
  Net asset value per share ($43,202 / 4,470
    shares outstanding)...........................   $ 9.67
                                                     ------
  Maximum offering price per share
    ($9.67 / 95.5%)...............................   $10.13
                                                     ======
Class M
  Net asset value per share ($4,588 / 476 shares
    outstanding)..................................   $ 9.63
                                                     ======
Class N
  Net asset value per share ($1,388 / 144 shares
    outstanding)..................................   $ 9.63
                                                     ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)..................................   $ 9.68
                                                     ======

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 98.4%
            BASIC MATERIALS -- 4.7%
     34     Alcoa, Inc. ......................................  $ 1,070
      4     Ashland, Inc. (with rights).......................      164
     24     DuPont (E.I.) de Nemours & Co. ...................      969
     12     Kimberly-Clark Corp. .............................      634
                                                                -------
                                                                  2,837
                                                                -------
            CAPITAL GOODS -- 5.7%
      9     Illinois Tool Works, Inc. ........................      684
     16     Rockwell Automation, Inc. ........................      481
     53     Teradyne, Inc. (with rights)(a)...................    1,212
     48     Tyco International Ltd. (with rights).............      998
                                                                -------
                                                                  3,375
                                                                -------
            CONSUMER CYCLICAL -- 7.8%
     41     AutoNation, Inc.(a)...............................      774
     16     Caterpillar, Inc. (with rights)...................    1,158
     36     Dollar General Corp. (with rights)................      811
     14     General Motors Corp. .............................      615
     23     McDonald's Corp. .................................      585
     11     NIKE, Inc. Class B................................      703
                                                                -------
                                                                  4,646
                                                                -------
            CONSUMER STAPLES -- 6.1%
     16     Coca-Cola Enterprises, Inc. ......................      312
     26     Kellogg Co. ......................................      858
     24     PepsiCo, Inc. ....................................    1,124
     22     Weyerhaeuser Co. .................................    1,337
                                                                -------
                                                                  3,631
                                                                -------
            ENERGY -- 9.6%
     18     Chevron Texaco Corp. (with rights)................    1,315
     81     Exxon Mobil Corp. ................................    2,978
     28     GlobalSantaFe Corp. ..............................      623
     23     National Fuel Gas Co. ............................      521
      6     Progress Energy, Inc. ............................      276
                                                                -------
                                                                  5,713
                                                                -------
            FINANCE AND INSURANCE -- 28.5%
     23     ACE Ltd. ADR (with rights)........................      814
      8     Archstone-Smith Trust (REIT)......................      203
     23     Bank of America Corp. ............................    1,749
     16     Bank One Corp. ...................................      662
     11     Chubb Corp. (with rights).........................      748
      4     CIGNA Corp. (with rights).........................      251
     62     Citigroup, Inc. ..................................    2,929
      9     Fannie Mae........................................      660
     11     Goldman Sachs Group, Inc. ........................    1,042
     12     Marsh & McLennan Companies, Inc.
              (with rights)...................................      522

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            FINANCE AND INSURANCE -- (CONTINUED)
     21     Morgan Stanley (with rights)......................  $ 1,147
     45     National City Corp. ..............................    1,473
     11     PNC Financial Services Group, Inc.
              (with rights)...................................      595
     33     St. Paul Companies, Inc. .........................    1,239
     10     StanCorp Financial Group, Inc. ...................      618
     33     Washington Mutual, Inc. (with rights).............    1,459
     17     Wells Fargo & Co. (with rights)...................      946
                                                                -------
                                                                 17,057
                                                                -------
            HEALTH CARE -- 6.6%
     12     Bard (C.R.), Inc. (with rights)...................      977
     22     Baxter International, Inc. (with rights)..........      595
     29     CVS Corp. ........................................    1,017
     43     Pfizer, Inc. (with rights)........................    1,344
                                                                -------
                                                                  3,933
                                                                -------
            SERVICES -- 2.9%
     34     Comcast Corp. Special Class A(a)..................    1,112
     27     Republic Services, Inc. ..........................      616
                                                                -------
                                                                  1,728
                                                                -------
            TECHNOLOGY -- 17.9%
     41     Applied Materials, Inc.(a)........................      953
     30     AT&T Corp. .......................................      558
     12     Beckman Coulter, Inc. (with rights)...............      611
     34     BellSouth Corp. (with rights).....................      900
     20     Emerson Electric Co. (with rights)................    1,146
     49     Hewlett-Packard Co. ..............................    1,090
     16     International Business Machines Corp. ............    1,387
     78     Nokia Oyj ADR.....................................    1,322
     32     SBC Communications, Inc. .........................      765
      9     Texas Instruments, Inc. (with rights).............      269
     67     Time Warner, Inc.(a)..............................    1,026
     19     Verizon Communications, Inc. .....................      628
                                                                -------
                                                                 10,655
                                                                -------
            TRANSPORTATION -- 4.0%
     17     CSX Corp. (with rights)...........................      554
     28     Shell Transport & Trading Co. plc ADR.............    1,084
     38     Southwest Airlines Co. (with rights)..............      727
                                                                -------
                                                                  2,365
                                                                -------
            UTILITIES -- 4.6%
     12     Dominion Resources, Inc. .........................      748
     19     Exelon Corp. .....................................    1,199
      7     PPL Corp. ........................................      260

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- (CONTINUED)
   Tv16     Scana Corp. ......................................  $   542
                                                                -------
                                                                  2,749
                                                                -------
            Total common stock
              (cost $55,484)..................................  $58,689
                                                                =======
SHORT-TERM INVESTMENTS -- 2.5%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 1.4%
    806     Boston Global Investment Trust....................  $   806
PRINCIPAL
AMOUNT
 ------
     TV     FINANCE -- 1.1%
 $  100     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      100
    263     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................      263
    327     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................      327
                                                                -------

                                                                    690
                                                                -------

            Total short-term investments
              (cost $1,496)...................................  $ 1,496
                                                                =======

            Total investments in securities
              (cost $56,980)(b)...............................  $60,185
                                                                =======



  (a)  Presently non-income producing.

  (b) At October 31, 2003, the cost of securities for federal income tax purposes is $57,308 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 5,356



   Unrealized depreciation.........................   (2,479)
                                                     -------



   Net unrealized appreciation.....................  $ 2,877
                                                     =======

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.03% of total net assets as of October 31, 2003.

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $56,980) @......................................   $60,185
Cash..............................................         1
Receivables:
  Investment securities sold......................        18
  Fund shares sold................................       385
  Dividends and interest..........................       124
Other assets......................................        16
                                                     -------
Total assets......................................    60,729
                                                     -------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)...........................................   $   806
  Investment securities purchased.................        46
  Fund shares redeemed............................       149
  Payable for investment advisory and management
    fees (Note 3).................................        39
  Payable for distribution fees (Note 3)..........         4
Accrued Expenses..................................        21
                                                     -------
Total liabilities.................................     1,065
                                                     -------
Net assets........................................   $59,664
                                                     =======
 @ Market value of securities on loan $794.

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.001
  per share; 300,000 shares authorized; 6,706
  shares outstanding...............................  $63,507
Accumulated undistributed net investment income....      349
Accumulated net realized loss on investments.......   (7,397)
Unrealized appreciation of investments in
  securities.......................................    3,205
                                                     -------
Net assets.........................................  $59,664
                                                     =======

Class A
  Net asset value per share ($42,101 / 4,718 shares
    outstanding).......................................  $8.92
                                                         -----
  Maximum offering price per share ($8.92 / 94.5%).....  $9.44
                                                         =====
Class B
  Net asset value per share ($7,305 / 827 shares
    outstanding).......................................  $8.83
                                                         =====
Class C
  Net asset value per share ($10,231 / 1,158 shares
    outstanding).......................................  $8.83
                                                         -----
  Maximum offering price per share ($8.83 / 99.0%).....  $8.92
                                                         =====
Class Y
  Net asset value per share ($27 / 3 shares
    outstanding).......................................  $8.95
                                                         =====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 9.6%
     50     Alcoa, Inc. ......................................  $  1,563
     12     Engelhard Corp. (with rights).....................       329
     90     IMC Global, Inc. (with rights)....................       626
     30     Michelin (C.G.D.E.) Class B.......................     1,169
     22     Pactiv Corp.(a)...................................       494
     32     Smurfit-Stone Container Corp. (with rights)(a)....       497
                                                                --------
                                                                   4,678
                                                                --------
            CAPITAL GOODS -- 9.1%
     69     Axcelis Technologies, Inc.(a).....................       727
     94     Bombardier, Inc. Class B..........................       423
     13     Flowserve Corp.(a)................................       272
      9     IHC Caland N.V. ..................................       364
     26     Teradyne, Inc. (with rights)(a)...................       590
     86     Tyco International Ltd. (with rights).............     1,800
      6     York International Corp. .........................       247
                                                                --------
                                                                   4,423
                                                                --------
            CONSUMER CYCLICAL -- 11.0%
      4     Avery Dennison Corp. (with rights)................       189
      2     Beazer Homes USA, Inc.(a).........................       179
      2     Blockbuster, Inc. Class A.........................        41
      6     CEC Entertainment, Inc.(a)........................       298
      7     Dick's Sporting Goods, Inc.(a)....................       340
     36     Foot Locker, Inc. ................................       641
     47     Kroger Co. (with rights)(a).......................       815
      6     M.D.C. Holdings, Inc. ............................       385
     77     Rinker Group Ltd. ................................       347
     12     Ross Stores, Inc. ................................       610
     47     TJX Companies, Inc. ..............................       993
     14     Toll Brothers, Inc.(a)............................       512
                                                                --------
                                                                   5,350
                                                                --------
            CONSUMER STAPLES -- 2.7%
     16     Bunge Ltd. .......................................       439
     16     Constellation Brands, Inc. Class A(a).............       502
     11     EnCana Corp. .....................................       392
                                                                --------
                                                                   1,333
                                                                --------
            ENERGY -- 6.7%
     17     Devon Energy Corp. ...............................       834
     22     GlobalSantaFe Corp. ..............................       495
     10     Petroleo Brasileiro S.A. ADR......................       228
      6     Progress Energy, Inc. ............................       276
     16     Royal Dutch Petroleum Co. NY Shares...............       723
      9     Total S.A. ADR....................................       703
                                                                --------
                                                                   3,259
                                                                --------
            FINANCE AND INSURANCE -- 34.1%
     23     ACE Ltd. ADR (with rights)........................       810
      7     Anthem, Inc.(a)...................................       465
     31     CIT Group, Inc. ..................................     1,029
     46     Citigroup, Inc. ..................................     2,198
     14     Comerica, Inc. (with rights)......................       695
     29     Fannie Mae........................................     2,093
     12     FleetBoston Financial Corp. (with rights).........       485
     12     Freddie Mac.......................................       651
     52     Hibernia Corp. Class A............................     1,170

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            FINANCE AND INSURANCE -- (CONTINUED)
      8     MBIA, Inc. .......................................  $    453
      4     National City Corp. ..............................       121
     27     Oxford Health Plans, Inc. ........................     1,094
     21     Platinum Underwriters Holdings Ltd. ..............       615
      8     Radian Group, Inc. ...............................       423
     36     RenaissanceRe Holdings Ltd. ADR...................     1,619
      7     St. Paul Companies, Inc. .........................       282
     28     Travelers Property Casualty Corp. Class B.........       451
     19     UnionBanCal Corp. ................................     1,035
     21     Washington Mutual, Inc. (with rights).............       932
                                                                --------
                                                                  16,621
                                                                --------
            HEALTH CARE -- 7.6%
     10     AmerisourceBergen Corp. (with rights).............       562
     24     Aventis S.A. ADR..................................     1,244
      8     HCA, Inc. ........................................       310
     14     Health Net, Inc. (with rights)(a).................       436
     16     Pfizer, Inc. (with rights)........................       493
     14     Wyeth (with rights)...............................       636
                                                                --------
                                                                   3,681
                                                                --------
            SERVICES -- 6.8%
     26     BearingPoint, Inc. (with rights)(a)...............       242
     65     Comcast Corp. Special Class A(a)..................     2,127
     28     Unisys Corp.(a)...................................       436
     70     UnitedGlobalCom, Inc. Class A(a)..................       495
                                                                --------
                                                                   3,300
                                                                --------
            TECHNOLOGY -- 7.5%
     28     Arrow Electronics, Inc.(a)........................       587
      5     Cox Communications, Inc. Class A(a)...............       157
     24     Fairchild Semiconductor International, Inc.(a)....       552
     10     Flextronics International Ltd.(a).................       141
      4     International Business Machines Corp. ............       313
     74     McLeod USA, Inc. Class A(a).......................        87
      7     Microsoft Corp. ..................................       181
     84     Time Warner, Inc.(a)..............................     1,284
     19     Vishay Intertechnology, Inc.(a)...................       365
                                                                --------
                                                                   3,667
                                                                --------
            TRANSPORTATION -- 2.3%
     24     AMR Corp.(a)......................................       319
     22     Continental Airlines, Inc. Class B (with
              rights)(a)......................................       424
     24     ExpressJet Holdings, Inc.(a)......................       359
                                                                --------
                                                                   1,102
                                                                --------
            UTILITIES -- 1.1%
     23     TXU Corp. (with rights)...........................       527
                                                                --------
            Total common stock
              (cost $40,777)..................................  $ 47,941
                                                                ========
SHARES
---------
SHORT-TERM INVESTMENTS -- 4.4%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 3.4%
  1,638     Boston Global Investment Trust....................  $  1,638
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE(C)
---------                                                       --------
            FINANCE -- 1.0%
 $   73     ABN AMRO Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................  $     73
    191     BNP Paribas Joint Repurchase Agreement,
              1.00%, 11/03/03 (Note 2f).......................       191
    237     UBS Securities Joint Repurchase Agreement,
              0.98%, 11/03/03 (Note 2f).......................       237
                                                                --------
                                                                     501
                                                                --------
            Total short-term investments
              (cost $2,139)...................................  $  2,139
                                                                ========
            Total investments in securities
              (cost $42,916)(b)...............................  $ 50,080
                                                                ========

 (a) Presently non-income producing.

 (b) At October 31, 2003, the cost of securities for federal income tax purposes is $44,029 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 7,220
      Unrealized depreciation.........................   (1,169)
                                                        -------
      Net unrealized appreciation.....................  $ 6,051
                                                        =======

 (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.49% of total net assets as of October 31, 2003.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                             AS OF OCTOBER 31, 2003

                                                                    UNREALIZED
                                         CONTRACT    DELIVERY      APPRECIATION
DESCRIPTION              MARKET VALUE     AMOUNT       DATE       (DEPRECIATION)
-----------              ------------    --------    --------     --------------
Australian Dollar
  (Buy)                      $47           $47       11/3/2003          $@@
Australian Dollar
  (Buy)                       14            14       11/5/2003          @@
Australian Dollar
  (Buy)                       52            52       11/6/2003          @@
                                                                        --
                                                                        $@@
                                                                        ==

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value; (cost
  $42,916)@........................................  $ 50,080
Cash...............................................        @@
Unrealized appreciation in forward foreign currency
  contracts........................................        @@
Receivables:
  Investment securities sold.......................       986
  Fund shares sold.................................       280
  Dividends and interest...........................        58
Other assets.......................................        82
                                                     --------
Total assets.......................................    51,486
                                                     --------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2d)............................................  $  1,638
  Investment securities purchased..................     1,063
  Fund shares redeemed.............................        37
  Payable for investment advisory and management
    fees (Note 3)..................................        40
  Payable for distribution fees (Note 3)...........         4
Accrued Expenses...................................        10
                                                     --------
Total liabilities..................................     2,792
                                                     --------
Net assets.........................................  $ 48,694
                                                     ========
@ Market value of securities on loan $1,561

SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital, par value $0.0001
  per share; 21,000,000 shares authorized; 4,096
  shares outstanding................................  $ 51,917
Accumulated undistributed net investment income.....        (1)
Accumulated net realized loss on investments and
  foreign currency transactions.....................   (10,386)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................     7,164
                                                      --------
Net assets..........................................  $ 48,694
                                                      ========

 @@Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

Class A
  Net asset value per share ($5,917 / 487 shares
    outstanding)......................................  $12.15
                                                        ------
  Maximum offering price per share ($12.15 / 94.5%)...  $12.86
                                                        ======
Class B
  Net asset value per share ($1,932 / 168 shares
    outstanding)......................................  $11.53
                                                        ======
Class C
Net asset value per share ($1,613 / 140 shares
  outstanding)........................................  $11.53
                                                        ------
(Maximum offering price per share ($11.53 / 99.0%)....  $11.65
                                                        ======
Class H
  Net asset value per share ($6,526 / 566 shares
    outstanding)......................................  $11.54
                                                        ======
Class L
  Net asset value per share ($22,701 / 1,868 shares
    outstanding)......................................  $12.15
                                                        ------
  Maximum offering price per share ($12.15 /
    95.25%)...........................................  $12.76
                                                        ======
Class M
  Net asset value per share ($8,015 / 695 shares
    outstanding)......................................  $11.53
                                                        ======
Class N
  Net asset value per share ($1,989 / 172 shares
    outstanding)......................................  $11.54
                                                        ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)......................................  $12.22
                                                        ======

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

                      (This page intentionally left blank)

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                   THE HARTFORD
                                                              THE HARTFORD           CAPITAL
                                                                ADVISERS           APPRECIATION
                                                                  FUND                 FUND
                                                              ------------         ------------
INVESTMENT INCOME:
  Dividends.................................................   $  25,936            $   42,405
  Interest..................................................      39,795                 5,564
  Securities lending........................................         233                   446
  Less: Foreign tax withheld................................         (23)               (1,093)
                                                               ---------            ----------
    Total investment income (loss), net.....................      65,941                47,322
                                                               ---------            ----------
EXPENSES:
  Investment management and advisory fees...................      14,956                24,733
  Transfer agent fees.......................................       7,606                11,837
  Distribution fees
    Class A.................................................       4,208                 5,892
    Class B.................................................       5,697                 9,495
    Class C.................................................       4,167                 7,980
    Class H.................................................          --                    --
    Class L.................................................          --                    --
    Class M.................................................          --                    --
    Class N.................................................          --                    --
  Custodian fees............................................          33                   605
  Accounting services.......................................         465                   730
  Registration and filing fees..............................         258                   376
  Board of Director's fees..................................          24                    37
  Other expenses............................................       1,792                 2,600
                                                               ---------            ----------
    Total expenses (before reimbursements and waivers)......      39,206                64,285
  Expense reimbursements....................................         (52)                  (77)
  Class A distribution fees waived..........................        (208)                 (285)
                                                               ---------            ----------
    Total reimbursements and waivers........................        (260)                 (362)
                                                               ---------            ----------
    Total expenses, net.....................................      38,946                63,923
                                                               ---------            ----------
  Net investment income (loss)..............................      26,995               (16,601)
                                                               ---------            ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................    (122,548)              (84,558)
  Net realized gain (loss) on futures contracts.............          --                    --
  Net realized gain (loss) on foreign currency
    transactions............................................          --                (1,481)
                                                               ---------            ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................    (122,548)              (86,039)
                                                               ---------            ----------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................     387,775             1,076,458
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................          --                    --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          --                   940
                                                               ---------            ----------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................     387,775             1,077,398
                                                               ---------            ----------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................     265,227               991,359
                                                               ---------            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $ 292,222            $  974,758
                                                               =========            ==========

(a) The number includes $24 of practical waiver of investment management and advisory fees.

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD   THE HARTFORD   THE HARTFORD                   THE HARTFORD      THE HARTFORD     THE HARTFORD
    DISCIPLINED      DIVIDEND        EQUITY      THE HARTFORD       GLOBAL       GLOBAL FINANCIAL      GLOBAL
       EQUITY       AND GROWTH       INCOME         FOCUS       COMMUNICATIONS       SERVICES          HEALTH
        FUND           FUND           FUND           FUND            FUND              FUND             FUND
    ------------   ------------   ------------   ------------   --------------   ----------------   ------------
      $  5,232       $ 32,347         $ 73         $  1,495         $   61            $  455          $ 2,088
            23          1,028            4               23             51                 5               34
             2             87           --               --              4                10               60
            --           (341)          --               --             (3)              (24)             (66)
      --------       --------         ----         --------         ------            ------          -------
         5,257         33,121           77            1,518            113               446            2,116
      --------       --------         ----         --------         ------            ------          -------
         2,486          9,706           24            1,118             71               173            2,043
         1,021          4,679            8              359             22                52              660
           710          3,183            7              210             14                32              344
           433          2,143            2              195             11                30              492
           425          1,923            6              254             10                26              452
            --             --           --               --             --                --               --
            --             --           --               --             --                --               --
            --             --           --               --             --                --               --
            --             --           --               --             --                --               --
            18             27           @@                9              9                19               18
            62            290            1               22              1                 3               41
            32            151           @@                3              1                 2               19
             3             15           @@                1             @@                @@                2
           261            949            3               91             11                20              149
      --------       --------         ----         --------         ------            ------          -------
         5,451         23,066           51            2,262            150               357            4,220
          (311)           (34)         (24)             (95)           (19)              (37)            (174)
           (37)          (143)          --              (11)            (1)               (2)             (17)
      --------       --------         ----         --------         ------            ------          -------
          (348)          (177)         (24)(a)         (106)           (20)              (39)            (191)
      --------       --------         ----         --------         ------            ------          -------
         5,103         22,889           27            2,156            130               318            4,029
      --------       --------         ----         --------         ------            ------          -------
           154         10,232           50             (638)           (17)              128           (1,913)
      --------       --------         ----         --------         ------            ------          -------
       (26,959)       (46,900)          12          (14,697)          (448)             (495)           3,993
           141             --           --               --             --                --               --
            --             --           --               --             (6)                2               10
      --------       --------         ----         --------         ------            ------          -------
       (26,818)       (46,900)          12          (14,697)          (454)             (493)           4,003
      --------       --------         ----         --------         ------            ------          -------
        81,279        290,474          646           37,235          3,198             3,897           40,506
            --             --           --               --             --                --               --
            --             --           --               --             (1)               --                2
      --------       --------         ----         --------         ------            ------          -------
        81,279        290,474          646           37,235          3,197             3,897           40,508
      --------       --------         ----         --------         ------            ------          -------
        54,461        243,574          658           22,538          2,743             3,404           44,511
      --------       --------         ----         --------         ------            ------          -------
      $ 54,615       $253,806         $708         $ 21,900         $2,726            $3,532          $42,598
      ========       ========         ====         ========         ======            ======          =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               THE HARTFORD            THE HARTFORD
                                                              GLOBAL LEADERS         GLOBAL TECHNOLOGY
                                                                   FUND                    FUND
                                                              --------------         -----------------
INVESTMENT INCOME:
  Dividends.................................................     $  7,275                 $   149
  Interest..................................................          159                      20
  Securities lending........................................          256                       7
  Less: Foreign tax withheld................................         (464)                     (6)
                                                                 --------                 -------
    Total investment income (loss), net.....................        7,226                     170
                                                                 --------                 -------
EXPENSES:
  Investment management and advisory fees...................        4,587                     460
  Transfer agent fees.......................................        1,757                     143
  Distribution fees
    Class A.................................................        1,227                      74
    Class B.................................................          711                     100
    Class C.................................................          730                     117
    Class H.................................................           --                      --
    Class L.................................................           --                      --
    Class M.................................................           --                      --
    Class N.................................................           --                      --
  Custodian fees............................................          150                      12
  Accounting services.......................................          109                       9
  Registration and filing fees..............................           61                       2
  Board of Director's fees..................................            6                       1
  Other expenses............................................          413                      36
                                                                 --------                 -------
    Total expenses (before reimbursements and waivers)......        9,751                     954
  Expense reimbursements....................................           (7)                    (42)
  Class A distribution fees waived..........................          (59)                     (3)
                                                                 --------                 -------
    Total reimbursements and waivers........................          (66)                    (45)
                                                                 --------                 -------
    Total expenses, net.....................................        9,685                     909
                                                                 --------                 -------
  Net investment income (loss)..............................       (2,459)                   (739)
                                                                 --------                 -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................       72,654                   6,749
  Net realized gain (loss) on futures contracts.............           --                      --
  Net realized gain (loss) on foreign currency
    transactions............................................           88                      --
                                                                 --------                 -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................       72,742                   6,749
                                                                 --------                 -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................       52,479                  15,472
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................           --                      --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...            6                      --
                                                                 --------                 -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................       52,485                  15,472
                                                                 --------                 -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................      125,227                  22,221
                                                                 --------                 -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $122,768                 $21,482
                                                                 ========                 =======

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                   THE HARTFORD
    THE HARTFORD      GROWTH       THE HARTFORD   THE HARTFORD   THE HARTFORD
       GROWTH      OPPORTUNITIES    HIGH YIELD       INCOME       INFLATION
        FUND           FUND            FUND           FUND        PLUS FUND
    ------------   -------------   ------------   ------------   ------------
      $ 2,823        $  2,801        $     73        $   --         $   --
           76             162          25,114         1,047          7,107
           22              91              98            --             --
          (20)            (49)             --            --             --
      -------        --------        --------        ------         ------
        2,901           3,005          25,285         1,047          7,107
      -------        --------        --------        ------         ------
        2,983           4,286           2,065           104          1,166
           87              31             868            58            630
           65              21             485            35            229
           44              18             602            28            362
           44              16             598            29            818
          253             406              --            --             --
          703           1,107              --            --             --
          213             213              --            --             --
           43              42              --            --             --
           14              20              16             9             10
            6               2              55             3             39
           77             114              26             2              7
            4               6               3            @@              2
          168             268             195            37            107
      -------        --------        --------        ------         ------
        4,704           6,540           4,913           305          3,370
          (22)             (4)           (192)          (92)          (598)
           (1)             (1)            (19)           --             --
      -------        --------        --------        ------         ------
          (23)             (5)           (211)          (92)          (598)
      -------        --------        --------        ------         ------
        4,681           6,535           4,702           213          2,772
      -------        --------        --------        ------         ------
       (1,780)         (3,530)         20,583           834          4,335
      -------        --------        --------        ------         ------
        4,681          70,198         (27,734)           (7)         1,187
           --              --              --            --             --
           --              @@           1,726             7             --
      -------        --------        --------        ------         ------
        4,681          70,198         (26,008)           --          1,187
      -------        --------        --------        ------         ------
       90,071         119,332          68,154           657          3,709
           --              --              --            --             --
           --              --             145            23             --
      -------        --------        --------        ------         ------
       90,071         119,332          68,299           680          3,709
      -------        --------        --------        ------         ------
       94,752         189,530          42,291           680          4,896
      -------        --------        --------        ------         ------
      $92,972        $186,000        $ 62,874        $1,514         $9,231
      =======        ========        ========        ======         ======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  THE HARTFORD              THE HARTFORD
                                                              INTERNATIONAL CAPITAL         INTERNATIONAL
                                                                  APPRECIATION              OPPORTUNITIES
                                                                      FUND                      FUND
                                                              ---------------------         -------------
INVESTMENT INCOME:
  Dividends.................................................         $  127                    $ 2,166
  Interest..................................................              7                         40
  Securities lending........................................              4                         69
  Less: Foreign tax withheld................................            (17)                      (323)
                                                                     ------                    -------
    Total investment income (loss), net.....................            121                      1,952
                                                                     ------                    -------
EXPENSES:
  Investment management and advisory fees...................             92                        875
  Transfer agent fees.......................................             29                        326
  Distribution fees
    Class A.................................................             20                        209
    Class B.................................................             12                        184
    Class C.................................................             14                        136
    Class H.................................................             --                         --
    Class L.................................................             --                         --
    Class M.................................................             --                         --
    Class N.................................................             --                         --
  Custodian fees............................................             51                         98
  Accounting services.......................................              2                         20
  Registration and filing fees..............................              1                         15
  Board of Director's fees..................................             @@                          1
  Other expenses............................................             12                         99
                                                                     ------                    -------
    Total expenses (before reimbursements and waivers)......            233                      1,963
  Expense reimbursements....................................            (63)                       (56)
  Class A distribution fees waived..........................             (1)                       (11)
                                                                     ------                    -------
    Total reimbursements and waivers........................            (64)                       (67)
                                                                     ------                    -------
    Total expenses, net.....................................            169                      1,896
                                                                     ------                    -------
  Net investment income (loss)..............................            (48)                        56
                                                                     ------                    -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................          2,072                       (700)
  Net realized gain (loss) on futures contracts.............             --                         --
  Net realized gain (loss) on foreign currency
    transactions............................................              1                          5
                                                                     ------                    -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................          2,073                       (695)
                                                                     ------                    -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................          1,285                     20,936
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................             --                         --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...             @@                        (10)
                                                                     ------                    -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................          1,285                     20,926
                                                                     ------                    -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................          3,358                     20,231
                                                                     ------                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $3,310                    $20,287
                                                                     ======                    =======

(a) The number includes $474 of practical waiver of distribution fees for Classes B and C. (See Note 3)
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD                                                 THE HARTFORD
    INTERNATIONAL   THE HARTFORD   THE HARTFORD   THE HARTFORD      SHORT
    SMALL COMPANY      MIDCAP      MIDCAP VALUE   MONEY MARKET     DURATION
        FUND            FUND           FUND           FUND           FUND
    -------------   ------------   ------------   ------------   ------------
       $  393         $ 14,301       $ 1,951        $    --        $    --
            7              784            53          5,520          1,897
           22              333            32             --             --
          (42)             (54)          (51)            --             --
       ------         --------       -------        -------        -------
          380           15,364         1,985          5,520          1,897
       ------         --------       -------        -------        -------
          167           13,001         1,532          2,066            255
           35            5,432           567          1,416            147
           24            3,067           350            883             62
           13            3,285           314            880             64
           15            3,545           374            448            193
           --               --            --             --             --
           --               --            --             --             --
           --               --            --             --             --
           --               --            --             --             --
           95               46            11              7              8
            3              343            36             83              9
            1              120            25             39              3
           @@               18             2              4             @@
           14            1,108           129            352             48
       ------         --------       -------        -------        -------
          367           29,965         3,340          6,178            789
          (99)            (211)         (226)        (1,556)(a)       (168)
           (1)            (126)          (16)           (48)            --
       ------         --------       -------        -------        -------
         (100)            (337)         (242)        (1,604)          (168)
       ------         --------       -------        -------        -------
          267           29,628         3,098          4,574            621
       ------         --------       -------        -------        -------
          113          (14,264)       (1,113)           946          1,276
       ------         --------       -------        -------        -------
        3,452           12,070         1,493              8           (221)
           --               --            --             --             --
            3               19             4             --             --
       ------         --------       -------        -------        -------
        3,455           12,089         1,497              8           (221)
       ------         --------       -------        -------        -------
        4,877          511,646        57,080             --            312
           --               --            --             --             --
           --               @@            --             --             --
       ------         --------       -------        -------        -------
        4,882          511,646        57,080             --            312
       ------         --------       -------        -------        -------
        8,337          523,735        58,577              8             91
       ------         --------       -------        -------        -------
       $8,450         $509,471       $57,464        $   954        $ 1,367
       ======         ========       =======        =======        =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              THE HARTFORD         THE HARTFORD
                                                                 SMALL               SMALLCAP
                                                                COMPANY               GROWTH
                                                                  FUND                 FUND
                                                              ------------         ------------
INVESTMENT INCOME:
  Dividends.................................................    $   362              $   705
  Interest..................................................         97                   32
  Securities lending........................................         84                  196
  Less: Foreign tax withheld................................         --                   --
                                                                -------              -------
    Total investment income (loss), net.....................        543                  933
                                                                -------              -------
EXPENSES:
  Investment management and advisory fees...................      1,731                1,347
  Transfer agent fees.......................................        646                   32
  Distribution fees
    Class A.................................................        334                   25
    Class B.................................................        450                   31
    Class C.................................................        408                   26
    Class H.................................................         --                  174
    Class L.................................................         --                  416
    Class M.................................................         --                  148
    Class N.................................................         --                   50
  Custodian fees............................................         29                   18
  Accounting services.......................................         41                    3
  Registration and filing fees..............................         29                   67
  Board of Director's fees..................................          2                    1
  Other expenses............................................        158                   69
                                                                -------              -------
    Total expenses (before reimbursements and waivers)......      3,828                2,407
  Expense reimbursements....................................       (307)                 (63)
  Class A distribution fees waived..........................        (15)                  (1)
                                                                -------              -------
    Total reimbursements and waivers........................       (322)                 (64)
                                                                -------              -------
    Total expenses, net.....................................      3,506                2,343
                                                                -------              -------
  Net investment income (loss)..............................     (2,963)              (1,410)
                                                                -------              -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................     26,133               (4,244)
  Net realized gain (loss) on futures contracts.............         --                  279
  Net realized gain (loss) on foreign currency
    transactions............................................         (1)                  --
                                                                -------              -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................     26,132               (3,965)
                                                                -------              -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................     53,306               63,579
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................         --                   54
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         (3)                  --
                                                                -------              -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................     53,303               63,633
                                                                -------              -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................     79,435               59,668
                                                                -------              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $76,472              $58,258
                                                                =======              =======

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                   THE HARTFORD   THE HARTFORD   THE HARTFORD   THE HARTFORD
    THE HARTFORD     TAX-FREE       TAX-FREE       TAX-FREE       TAX-FREE
       STOCK        CALIFORNIA     MINNESOTA       NATIONAL       NEW YORK
        FUND           FUND           FUND           FUND           FUND
    ------------   ------------   ------------   ------------   ------------
     $  27,046        $  --          $   --         $   --          $ --
           231          578           1,840          3,743           455
             9           --              --             --            --
           (22)          --              --             --            --
     ---------        -----          ------         ------          ----
        27,264          578           1,840          3,743           455
     ---------        -----          ------         ------          ----
        11,360           68             281            588            58
         5,078           42              12             93            35
         2,847           29               9             54            25
         3,533           15               5             55            10
         3,041           11               4             60            13
            --           --               3             26            --
            --           --               8             18            --
            --           --               5             15            --
            --           --               2              6            --
            26            3               3              4             3
           319            2               1              6             2
           188            7              11             75             9
            17           @@               1             @@
         1,226           35              27             46            34
     ---------        -----          ------         ------          ----
        27,635          212             371          1,047           189
           (72)         (77)            (21)          (161)          (72)
          (145)          --              @@             (2)           --
     ---------        -----          ------         ------          ----
          (217)         (77)            (21)          (163)          (72)
     ---------        -----          ------         ------          ----
        27,418          135             350            884           117
     ---------        -----          ------         ------          ----
          (154)         443           1,490          2,859           338
     ---------        -----          ------         ------          ----
      (211,855)         (80)            361            808            89
            --           --              --             --            --
            --           --              --             --            --
     ---------        -----          ------         ------          ----
      (211,855)         (80)            361            808            89
     ---------        -----          ------         ------          ----
       472,384          (68)           (193)          (694)           74
            --           --              --             --            --
            --           --              --             --            --
     ---------        -----          ------         ------          ----
       472,384          (68)           (193)          (694)           74
     ---------        -----          ------         ------          ----
       260,529         (148)            168            114           163
     ---------        -----          ------         ------          ----
     $ 260,375        $ 295          $1,658         $2,973          $501
     =========        =====          ======         ======          ====

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              THE HARTFORD
                                                              TOTAL RETURN
                                                                  BOND
                                                                  FUND
                                                              -------------
INVESTMENT INCOME:
  Dividends.................................................     $    38
  Interest..................................................      22,847
  Securities lending........................................         193
  Less: Foreign tax withheld................................          --
                                                                 -------
    Total investment income (loss), net.....................      23,078
                                                                 -------
EXPENSES:
  Investment management and advisory fees...................       3,438
  Transfer agent fees.......................................       1,596
  Distribution fees
    Class A.................................................         808
    Class B.................................................       1,094
    Class C.................................................       1,176
    Class H.................................................          --
    Class L.................................................          --
    Class M.................................................          --
    Class N.................................................          --
  Custodian fees............................................          28
  Accounting services.......................................         107
  Registration and filing fees..............................          64
  Board of Director's fees..................................           6
  Other expenses............................................         394
                                                                 -------
    Total expenses (before reimbursements and waivers)......       8,711
  Expense reimbursements....................................        (626)
  Class A distribution fees waived..........................         (38)
                                                                 -------
    Total reimbursements and waivers........................        (664)
                                                                 -------
    Total expenses, net.....................................       8,047
                                                                 -------
  Net investment income (loss)..............................      15,031
                                                                 -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................      20,306
  Net realized gain (loss) on futures options contracts.....        (171)
  Net realized gain (loss) on foreign currency
    transactions............................................       5,629
                                                                 -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................      25,764
                                                                 -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................       2,624
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................          --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...        (625)
                                                                 -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................       1,999
                                                                 -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................      27,763
                                                                 -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $42,794
                                                                 =======

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     THE HARTFORD                                THE HARTFORD
    U.S. GOVERNMENT         THE HARTFORD             VALUE
      SECURITIES               VALUE             OPPORTUNITIES
         FUND                   FUND                 FUND
    ---------------         ------------         -------------
        $    --               $ 1,181               $   535
         20,195                    29                     5
             46                    @@                     8
             --                    --                   (16)
        -------               -------               -------
         20,241                 1,210                   532
        -------               -------               -------
          2,732                   391                   398
            569                   156                    16
            258                   105                    10
            469                    59                     9
            421                    95                     8
             80                    --                    58
            118                    --                    50
             60                    --                    70
             16                    --                    18
             17                     4                    11
             34                    10                     1
            120                     6                    65
              4                    @@                    @@
            201                    40                    27
        -------               -------               -------
          5,099                   866                   741
           (431)                  (45)                  (49)
            (13)                   (5)                   @@
        -------               -------               -------
           (444)                  (50)                  (49)
        -------               -------               -------
          4,655                   816                   692
        -------               -------               -------
         15,586                   394                  (160)
        -------               -------               -------
            (42)               (3,212)                 (861)
             --                    --                    --
             --                    --                    @@
        -------               -------               -------
            (42)               (3,212)                 (861)
        -------               -------               -------
         (7,693)               11,241                12,036
             --                    --                    --
             --                    --                    @@
        -------               -------               -------
         (7,693)               11,241                12,036
        -------               -------               -------
         (7,801)                8,029                11,175
        -------               -------               -------
        $ 7,851               $ 8,423               $11,015
        =======               =======               =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                            ADVISERS FUND
                                                              -----------------------------------------
                                                                FOR THE YEAR             FOR THE YEAR
                                                                   ENDED                    ENDED
                                                              OCTOBER 31, 2003         OCTOBER 31, 2002
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................     $   26,995               $   30,190
  Net realized gain (loss) on investments...................       (122,548)                (185,895)
  Net unrealized appreciation (depreciation) of
    investments.............................................        387,775                 (138,097)
                                                                 ----------               ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................        292,222                 (293,802)
                                                                 ----------               ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (18,988)                 (20,818)
    Class B.................................................         (4,119)                  (5,930)
    Class C.................................................         (3,387)                  (4,835)
    Class E.................................................             --                       --
    Class H.................................................             --                       --
    Class L.................................................             --                       --
    Class M.................................................             --                       --
    Class N.................................................             --                       --
    Class Y.................................................           (119)                    (377)
    Class Z.................................................             --                       --
  From net realized gain on investments
    Class A.................................................             --                       --
    Class B.................................................             --                       --
    Class C.................................................             --                       --
    Class E.................................................             --                       --
    Class H.................................................             --                       --
    Class L.................................................             --                       --
    Class M.................................................             --                       --
    Class N.................................................             --                       --
    Class Y.................................................             --                       --
    Class Z.................................................             --                       --
                                                                 ----------               ----------
    Total distributions.....................................        (26,613)                 (31,960)
                                                                 ----------               ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................         71,427                  183,664
    Class B.................................................        (39,062)                 (25,825)
    Class C.................................................        (47,453)                  (1,961)
    Class E.................................................             --                       --
    Class H.................................................             --                       --
    Class L.................................................             --                       --
    Class M.................................................             --                       --
    Class N.................................................             --                       --
    Class Y.................................................          3,954                  (54,198)
    Class Z.................................................             --                       --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................             --                  149,372
    Class B.................................................             --                   58,085
    Class C.................................................             --                   10,535
                                                                 ----------               ----------
  Net increase (decrease) from capital share transactions...        (11,134)                 319,672
                                                                 ----------               ----------
  Net increase (decrease) in net assets.....................        254,475                   (6,090)
NET ASSETS:
  Beginning of period.......................................      2,239,801                2,245,891
                                                                 ----------               ----------
  End of period.............................................     $2,494,276               $2,239,801
                                                                 ==========               ==========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................     $    1,671               $    1,166
                                                                 ==========               ==========

 * Included in these amounts were a return of capital in the amounts of $253, 12, 16 and 12 for Classes A, B, C and Y, respectively.

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

         CAPITAL APPRECIATION FUND              DISCIPLINED EQUITY FUND              DIVIDEND AND GROWTH FUND
    -----------------------------------   -----------------------------------   -----------------------------------
      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
         ENDED              ENDED              ENDED              ENDED              ENDED              ENDED
    OCTOBER 31, 2003   OCTOBER 31, 2002   OCTOBER 31, 2003   OCTOBER 31, 2002   OCTOBER 31, 2003   OCTOBER 31, 2002
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       $  (16,601)        $  (22,852)         $    154           $ (1,067)         $   10,232         $    6,236
          (86,039)          (611,050)          (26,818)           (67,844)            (46,900)           (10,830)
        1,077,398            (63,577)           81,279            (11,848)            290,474           (155,094)
       ----------         ----------          --------           --------          ----------         ----------
          974,758           (697,479)           54,615            (80,759)            253,806           (159,688)
       ----------         ----------          --------           --------          ----------         ----------
               --                 --                --                 --              (9,066)*           (5,490)
               --                 --                --                 --                (435)*             (223)
               --                 --                --                 --                (586)*             (247)
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                (434)*             (216)
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --             (8,340)
               --                 --                --                 --                  --             (2,411)
               --                 --                --                 --                  --             (1,890)
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --               (412)
               --                 --                --                 --                  --                 --
       ----------         ----------          --------           --------          ----------         ----------
               --                 --                --                 --             (10,521)           (19,229)
       ----------         ----------          --------           --------          ----------         ----------
          149,541            464,355           (26,437)            27,213             317,247            410,049
            7,721            196,362            (3,043)              (635)             36,875             64,289
           32,787            235,783            (5,146)            (6,177)             34,556             73,195
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
               --                 --                --                 --                  --                 --
           13,194            (54,635)             (166)               364              21,916            (10,771)
               --                 --                --                 --                  --                 --
               --                 --                --             20,626                  --                 --
               --                 --                --             12,446                  --                 --
               --                 --                --              1,856                  --                 --
       ----------         ----------          --------           --------          ----------         ----------
          203,243            841,865           (34,792)            55,693             410,594            536,762
       ----------         ----------          --------           --------          ----------         ----------
        1,178,001            144,386            19,823            (25,066)            653,879            357,845
        3,349,684          3,205,298           318,691            343,757           1,173,414            815,569
       ----------         ----------          --------           --------          ----------         ----------
       $4,527,685         $3,349,684          $338,514           $318,691          $1,827,293         $1,173,414
       ==========         ==========          ========           ========          ==========         ==========
       $       58         $      897          $    154           $     --          $       --         $        9
       ==========         ==========          ========           ========          ==========         ==========

        EQUITY INCOME FUND
     ------------------------
          FOR THE PERIOD
     AUGUST 28, 2003 THROUGH
         OCTOBER 31, 2003
     ------------------------
             $    50
                  12
                 646
             -------
                 708
             -------
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
             -------
                  --
             -------
              26,127
               2,376
               7,502
                  --
                  --
                  --
                  --
                  --
                 100
                  --
                  --
                  --
                  --
             -------
              36,105
             -------
              36,813
                  --
             -------
             $36,813
             =======
             $    57
             =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        FOCUS FUND
                                                              -------------------------------
                                                                FOR THE             FOR THE
                                                                 YEAR                YEAR
                                                                 ENDED               ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2003                2002
                                                              -----------         -----------
OPERATIONS:
  Net investment income (loss)..............................   $   (638)           $ (1,063)
  Net realized gain (loss) on investments...................    (14,697)            (15,707)
  Net unrealized appreciation (depreciation) of
    investments.............................................     37,235             (12,682)
                                                               --------            --------
  Net increase (decrease) in net assets resulting from
    operations..............................................     21,900             (29,452)
                                                               --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
  From net realized gain on investments
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
                                                               --------            --------
    Total distributions.....................................         --                  --
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................     (9,612)             16,800
    Class B.................................................     (1,556)              5,397
    Class C.................................................     (3,523)              8,635
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         78                 625
    Class Z.................................................         --                  --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
                                                               --------            --------
  Net increase (decrease) from capital share transactions...    (14,613)             31,457
                                                               --------            --------
  Net increase (decrease) in net assets.....................      7,287               2,005
NET ASSETS:
  Beginning of period.......................................    111,650             109,645
                                                               --------            --------
  End of period.............................................   $118,937            $111,650
                                                               ========            ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................   $     --            $     --
                                                               ========            ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    GLOBAL COMMUNICATIONS FUND    GLOBAL FINANCIAL SERVICES FUND       GLOBAL HEALTH FUND          GLOBAL LEADERS FUND
    ---------------------------   -------------------------------   -------------------------   -------------------------
      FOR THE        FOR THE         FOR THE          FOR THE         FOR THE       FOR THE       FOR THE       FOR THE
        YEAR           YEAR            YEAR             YEAR           YEAR          YEAR          YEAR          YEAR
       ENDED          ENDED           ENDED            ENDED           ENDED         ENDED         ENDED         ENDED
    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
        2003           2002            2003             2002           2003          2002          2003          2002
    ------------   ------------   --------------   --------------   -----------   -----------   -----------   -----------
      $   (17)       $   (15)        $   128          $    55        $ (1,913)     $ (2,203)     $ (2,459)     $     45
         (454)        (3,536)           (493)          (1,557)          4,003         5,178        72,742       (84,577)
        3,197          1,451           3,897           (1,487)         40,508       (39,989)       52,485        19,055
      -------        -------         -------          -------        --------      --------      --------      --------
        2,726         (2,100)          3,532           (2,989)         42,598       (37,014)      122,768       (65,477)
      -------        -------         -------          -------        --------      --------      --------      --------
           --             --             (45)              --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --             (13)              --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --          (2,668)       (2,088)           --            --
           --             --              --               --          (1,215)         (898)           --            --
           --             --              --               --          (1,151)         (945)           --            --
           --             --              --               --             (23)           --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --           (92)           --            --
           --             --              --               --              --            --            --            --
      -------        -------         -------          -------        --------      --------      --------      --------
           --             --             (58)              --          (5,057)       (4,023)           --            --
      -------        -------         -------          -------        --------      --------      --------      --------
        1,163            786             827            1,494           4,398        24,768        21,429        65,748
          304            312             323            1,225           1,797        12,754        (6,606)       (5,497)
          222            190             151            1,001             488         8,274       (12,415)      (19,349)
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --            --
           19            164            (142)             754              22        (3,491)        9,675        (1,951)
           --             --              --               --              --            --            --            --
           --             --              --               --              --            --            --        81,253
           --             --              --               --              --            --            --        26,325
           --             --              --               --              --            --            --         3,427
      -------        -------         -------          -------        --------      --------      --------      --------
        1,708          1,452           1,159            4,474           6,705        42,305        12,083       149,956
      -------        -------         -------          -------        --------      --------      --------      --------
        4,434           (648)          4,633            1,485          44,246         1,268       134,851        84,479
        5,569          6,217          16,477           14,992         191,463       190,195       506,028       421,549
      -------        -------         -------          -------        --------      --------      --------      --------
      $10,003        $ 5,569         $21,110          $16,477        $235,709      $191,463      $640,879      $506,028
      =======        =======         =======          =======        ========      ========      ========      ========
      $    --        $    --         $   130          $    58        $     --      $     --      $    (32)     $     --
      =======        =======         =======          =======        ========      ========      ========      ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  GLOBAL TECHNOLOGY FUND
                                                              -------------------------------
                                                                FOR THE             FOR THE
                                                                 YEAR                YEAR
                                                                 ENDED               ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2003                2002
                                                              -----------         -----------
OPERATIONS:
  Net investment income (loss)..............................    $  (739)           $   (931)
  Net realized gain (loss) on investments...................      6,749             (27,264)
  Net unrealized appreciation (depreciation) of
    investments.............................................     15,472              14,476
                                                                -------            --------
  Net increase (decrease) in net assets resulting from
    operations..............................................     21,482             (13,719)
                                                                -------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
  From net realized gain on investments
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
                                                                -------            --------
    Total distributions.....................................         --                  --
                                                                -------            --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................      3,006                 948
    Class B.................................................      1,130                 398
    Class C.................................................      1,510              (1,969)
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         87              (5,064)
    Class Z.................................................         --                  --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
                                                                -------            --------
  Net increase (decrease) from capital share transactions...      5,733              (5,687)
                                                                -------            --------
  Net increase (decrease) in net assets.....................     27,215             (19,406)
NET ASSETS:
  Beginning of period.......................................     36,563              55,969
                                                                -------            --------
  End of period.............................................    $63,778            $ 36,563
                                                                =======            ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................    $    --            $     --
                                                                =======            ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

           GROWTH FUND          GROWTH OPPORTUNITIES FUND        HIGH YIELD FUND               INCOME FUND
    -------------------------   -------------------------   -------------------------   --------------------------
      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
       YEAR          YEAR          YEAR          YEAR          YEAR          YEAR          YEAR         ONE-DAY
       ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED      PERIOD ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       2003          2002          2003          2002          2003          2002          2003           2002
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   ------------
     $ (1,780)     $  (1,674)    $ (3,530)     $  (5,097)    $ 20,583      $ 14,960       $   834       $    --
        4,681        (82,179)      70,198       (131,326)     (26,008)      (11,937)           --            --
       90,071         13,761      119,332         17,612       68,299       (27,352)          680            --
     --------      ---------     --------      ---------     --------      --------       -------       -------
       92,972        (70,092)     186,000       (118,811)      62,874       (24,329)        1,514            --
     --------      ---------     --------      ---------     --------      --------       -------       -------
           --             --           --             --      (13,219)       (8,394)         (600)           --
           --             --           --             --       (4,711)       (3,559)         (126)           --
           --             --           --             --       (4,648)       (3,513)         (131)           --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           @@           (75)           --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --             --           --            --            --            --
           --            (13)          --           (654)          --            --            --            --
           --           (122)          --         (6,438)          --            --            --            --
           --            (10)          --           (326)          --            --            --            --
           --             (2)          --            (73)          --            --            --            --
           --             --           --             --           --            --            --            --
           --             --           --         (1,001)          --            --            --            --
     --------      ---------     --------      ---------     --------      --------       -------       -------
           --           (147)          --         (8,492)     (22,578)      (15,541)         (857)           --
     --------      ---------     --------      ---------     --------      --------       -------       -------
       59,287          6,608       11,239          4,143       95,014        29,591         7,349         8,000
        8,512          1,826        3,007            972       18,863         5,199         3,615         1,000
        9,068          1,609        3,723          1,016       28,735        19,445         3,970         1,000
           --             --           --             --           --            --            --            --
       (5,061)        (5,746)      (7,338)        (4,533)          --            --            --            --
      (29,332)       (53,347)     (45,091)       (72,239)          --            --            --            --
       (3,081)        (1,925)      (2,817)        (1,207)          --            --            --            --
         (877)        (1,527)        (780)          (840)          --            --            --            --
           --              1           --              1           @@        (4,252)           --            --
           --             --       (4,243)       (68,131)          --            --            --            --
           --             --           --             --           --        41,430            --            --
           --             --           --             --           --        31,948            --            --
           --             --           --             --           --         2,737            --            --
     --------      ---------     --------      ---------     --------      --------       -------       -------
       38,516        (52,501)     (42,300)      (140,818)     142,612       126,098        14,934        10,000
     --------      ---------     --------      ---------     --------      --------       -------       -------
      131,488       (122,740)     143,700       (268,121)     182,908        86,228        15,591        10,000
      335,652        458,392      507,790        775,911      180,731        94,503        10,000            --
     --------      ---------     --------      ---------     --------      --------       -------       -------
     $467,140      $ 335,652     $651,490      $ 507,790     $363,639      $180,731       $25,591       $10,000
     ========      =========     ========      =========     ========      ========       =======       =======
     $     --      $      --     $     (1)     $      (6)    $   (521)     $   (304)      $    30       $    --
     ========      =========     ========      =========     ========      ========       =======       =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                    INFLATION PLUS FUND
                                                              --------------------------------
                                                                FOR THE             FOR THE
                                                                 YEAR               ONE-DAY
                                                                 ENDED            PERIOD ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2003                 2002
                                                              -----------         ------------
OPERATIONS:
  Net investment income (loss)..............................   $  4,335             $    --
  Net realized gain (loss) on investments...................      1,187                  --
  Net unrealized appreciation (depreciation) of
    investments.............................................      3,709                  --
                                                               --------             -------
  Net increase (decrease) in net assets resulting from
    operations..............................................      9,231                  --
                                                               --------             -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................     (1,950)                 --
    Class B.................................................       (653)                 --
    Class C.................................................     (1,491)                 --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
  From net realized gain on investments
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
                                                               --------             -------
    Total distributions.....................................     (4,094)                 --
                                                               --------             -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................    132,787               8,002
    Class B.................................................     66,087               1,000
    Class C.................................................    157,218               1,000
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
                                                               --------             -------
  Net increase (decrease) from capital share transactions...    356,092              10,002
                                                               --------             -------
  Net increase (decrease) in net assets.....................    361,229              10,002
NET ASSETS:
  Beginning of period.......................................     10,002                  --
                                                               --------             -------
  End of period.............................................   $371,231             $10,002
                                                               ========             =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................   $    283             $    --
                                                               ========             =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      INTERNATIONAL CAPITAL     INTERNATIONAL OPPORTUNITIES   INTERNATIONAL SMALL COMPANY
        APPRECIATION FUND                  FUND                          FUND                      MIDCAP FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
      FOR THE       FOR THE       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
       YEAR          YEAR           YEAR           YEAR           YEAR           YEAR          YEAR          YEAR
       ENDED         ENDED         ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
       2003          2002           2003           2002           2003           2002          2003          2002
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      $   (48)      $    11       $     56       $     15       $   113         $   19      $  (14,264)   $  (12,183)
        2,073        (1,123)          (695)       (18,376)        3,455           (483)         12,089       (34,442)
        1,285           335         20,926          8,201         4,882           (323)        511,646       (43,737)
      -------       -------       --------       --------       -------         ------      ----------    ----------
        3,310          (777)        20,287        (10,160)        8,450           (787)        509,471       (90,362)
      -------       -------       --------       --------       -------         ------      ----------    ----------
           (5)           --             --             --           (10)            --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           (1)           --             --             --            (7)            --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
      -------       -------       --------       --------       -------         ------      ----------    ----------
           (6)           --             --             --           (17)            --              --            --
      -------       -------       --------       --------       -------         ------      ----------    ----------
        4,449         2,614        (10,923)       (12,728)        4,140          2,951         413,840       141,807
          908           621         (1,535)        (2,578)          697            774          63,698        22,055
          911           605         (1,298)        (4,144)        1,424            527          99,708        10,259
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
           --            --             --             --            --             --              --            --
            1            --            505        (12,860)       20,669            766          39,638       (27,164)
           --            --             --             --            --             --              --            --
           --            --             --         12,538            --             --              --            --
           --            --             --          5,906            --             --              --            --
           --            --             --            711            --             --              --            --
      -------       -------       --------       --------       -------         ------      ----------    ----------
        6,269         3,840        (13,251)       (13,155)       26,930          5,018         616,884       146,957
      -------       -------       --------       --------       -------         ------      ----------    ----------
        9,573         3,063          7,036        (23,315)       35,363          4,231       1,126,355        56,595
        6,514         3,451        103,424        126,739         7,352          3,121       1,273,512     1,216,917
      -------       -------       --------       --------       -------         ------      ----------    ----------
      $16,087       $ 6,514       $110,460       $103,424       $42,715         $7,352      $2,399,867    $1,273,512
      =======       =======       ========       ========       =======         ======      ==========    ==========
      $     1       $     6       $     68       $     --       $   117         $   18      $       (4)   $       --
      =======       =======       ========       ========       =======         ======      ==========    ==========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     MIDCAP VALUE FUND
                                                              -------------------------------
                                                                FOR THE             FOR THE
                                                                 YEAR                YEAR
                                                                 ENDED               ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2003                2002
                                                              -----------         -----------
OPERATIONS:
  Net investment income (loss)..............................   $ (1,113)           $   (625)
  Net realized gain (loss) on investments...................      1,497              (1,808)
  Net unrealized appreciation (depreciation) of
    investments.............................................     57,080             (22,577)
                                                               --------            --------
  Net increase (decrease) in net assets resulting from
    operations..............................................     57,464             (25,010)
                                                               --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
  From net realized gain on investments
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................         --                  --
    Class Z.................................................         --                  --
                                                               --------            --------
    Total distributions.....................................         --                  --
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................     25,155              83,020
    Class B.................................................      6,035              23,725
    Class C.................................................      5,627              28,679
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................       (279)                 --
    Class Z.................................................         --                  --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
                                                               --------            --------
  Net increase (decrease) from capital share transactions...     36,538             135,424
                                                               --------            --------
  Net increase (decrease) in net assets.....................     94,002             110,414
NET ASSETS:
  Beginning of period.......................................    153,614              43,200
                                                               --------            --------
  End of period.............................................   $247,616            $153,614
                                                               ========            ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................   $     (1)           $     --
                                                               ========            ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        MONEY MARKET FUND          SHORT DURATION FUND          SMALL COMPANY FUND         SMALLCAP GROWTH FUND
    -------------------------   --------------------------   -------------------------   -------------------------
      FOR THE       FOR THE       FOR THE       FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
       YEAR          YEAR          YEAR         ONE-DAY         YEAR          YEAR          YEAR          YEAR
       ENDED         ENDED         ENDED      PERIOD ENDED      ENDED         ENDED         ENDED         ENDED
    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       2003          2002          2003           2002          2003          2002          2003          2002
    -----------   -----------   -----------   ------------   -----------   -----------   -----------   -----------
     $     946     $  2,942       $ 1,276       $    --       $ (2,963)     $ (3,038)     $ (1,410)     $ (2,034)
             8           --          (221)           --         26,132       (28,649)       (3,965)       (6,787)
            --           --           312            --         53,303        (9,099)       63,633       (17,373)
     ---------     --------       -------       -------       --------      --------      --------      --------
           954        2,942         1,367            --         76,472       (40,786)       58,258       (26,194)
     ---------     --------       -------       -------       --------      --------      --------      --------
          (929)      (2,373)         (646)           --             --            --            --            --
            (5)        (225)         (160)           --             --            --            --            --
            (3)        (217)         (477)           --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
           (17)        (127)           --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --          (418)
            --           --            --            --             --            --            --        (2,073)
            --           --            --            --             --            --            --          (335)
            --           --            --            --             --            --            --          (118)
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --            --            --
     ---------     --------       -------       -------       --------      --------      --------      --------
          (954)      (2,942)       (1,283)           --             --            --            --        (2,944)
     ---------     --------       -------       -------       --------      --------      --------      --------
       (56,663)      22,036        24,661         8,002          4,590         1,791        10,372         4,351
       (31,316)      44,803         9,191         1,000            (24)        1,843         3,446         2,107
       (35,939)      11,397        29,681         1,000         (1,922)       (2,682)        2,486         1,754
            --           --            --            --             --            --            --            --
            --           --            --            --             --            --        (2,779)       (2,423)
            --           --            --            --             --            --       (11,123)      (15,851)
            --           --            --            --             --            --        (1,596)       (1,079)
            --           --            --            --             --            --          (588)         (626)
        (1,653)     (30,494)           --            --           (534)      (23,496)           --             1
            --           --            --            --             --            --            --            --
            --      194,078            --            --             --            --            --            --
            --        5,247            --            --             --            --            --            --
            --          624            --            --             --            --            --            --
     ---------     --------       -------       -------       --------      --------      --------      --------
      (125,571)     247,691        63,533        10,002          2,110       (22,544)          218       (11,766)
     ---------     --------       -------       -------       --------      --------      --------      --------
      (125,571)     247,691        63,617        10,002         78,582       (63,330)       58,476       (40,904)
       470,619      222,928        10,002            --        187,513       250,843       128,206       169,110
     ---------     --------       -------       -------       --------      --------      --------      --------
     $ 345,048     $470,619       $73,619       $10,002       $266,095      $187,513      $186,682      $128,206
     =========     ========       =======       =======       ========      ========      ========      ========
     $      --     $     --       $    28       $    --       $     --      $     --      $     --      $     --
     =========     ========       =======       =======       ========      ========      ========      ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        STOCK FUND
                                                              -------------------------------
                                                                FOR THE             FOR THE
                                                                 YEAR                YEAR
                                                                 ENDED               ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2003                2002
                                                              -----------         -----------
OPERATIONS:
  Net investment income (loss)..............................  $     (154)         $   (5,809)
  Net realized gain (loss) on investments...................    (211,855)           (250,183)
  Net unrealized appreciation (depreciation) of
    investments.............................................     472,384            (152,541)
                                                              ----------          ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................     260,375            (408,533)
                                                              ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................          --                  --
    Class B.................................................          --                  --
    Class C.................................................          --                  --
    Class E.................................................          --                  --
    Class H.................................................          --                  --
    Class L.................................................          --                  --
    Class M.................................................          --                  --
    Class N.................................................          --                  --
    Class Y.................................................          --                  --
    Class Z.................................................          --                  --
  From net realized gain on investments
    Class A.................................................          --                  --
    Class B.................................................          --                  --
    Class C.................................................          --                  --
    Class E.................................................          --                  --
    Class H.................................................          --                  --
    Class L.................................................          --                  --
    Class M.................................................          --                  --
    Class N.................................................          --                  --
    Class Y.................................................          --                  --
    Class Z.................................................          --                  --
                                                              ----------          ----------
    Total distributions.....................................          --                  --
                                                              ----------          ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................     (54,575)             72,759
    Class B.................................................     (31,128)            (24,517)
    Class C.................................................     (49,483)            (32,747)
    Class E.................................................          --                  --
    Class H.................................................          --                  --
    Class L.................................................          --                  --
    Class M.................................................          --                  --
    Class N.................................................          --                  --
    Class Y.................................................       3,637              13,254
    Class Z.................................................          --                  --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................          --                  --
    Class B.................................................          --                  --
    Class C.................................................          --                  --
                                                              ----------          ----------
  Net increase (decrease) from capital share transactions...    (131,549)             28,749
                                                              ----------          ----------
  Net increase (decrease) in net assets.....................     128,826            (379,784)
NET ASSETS:
  Beginning of period.......................................   1,579,042           1,958,826
                                                              ----------          ----------
  End of period.............................................  $1,707,868          $1,579,042
                                                              ==========          ==========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................  $       --          $       --
                                                              ==========          ==========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     TAX-FREE CALIFORNIA FUND     TAX-FREE MINNESOTA FUND     TAX-FREE NATIONAL FUND       TAX-FREE NEW YORK FUND
    --------------------------   -------------------------   -------------------------   --------------------------
      FOR THE       FOR THE        FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
       YEAR         ONE-DAY         YEAR          YEAR          YEAR          YEAR          YEAR         ONE-DAY
       ENDED      PERIOD ENDED      ENDED         ENDED         ENDED         ENDED         ENDED      PERIOD ENDED
    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       2003           2002          2003          2002          2003          2002          2003           2002
    -----------   ------------   -----------   -----------   -----------   -----------   -----------   ------------
      $   443       $    --        $ 1,490       $ 1,386       $ 2,859       $ 2,079       $   338       $    --
          (80)           --            361           687           808         1,606            89            --
          (68)           --           (193)         (490)         (694)         (987)           74            --
      -------       -------        -------       -------       -------       -------       -------       -------
          295            --          1,658         1,583         2,973         2,698           501            --
      -------       -------        -------       -------       -------       -------       -------       -------
         (367)           --           (105)          (19)         (656)         (116)         (286)           --
          (48)           --            (16)           (2)         (170)          (29)          (28)           --
          (35)           --            (11)           (1)         (185)          (25)          (35)           --
           --            --         (1,234)       (1,167)       (1,434)       (1,450)           --            --
           --            --             (9)          (23)          (77)          (99)           --            --
           --            --           (117)         (118)         (279)         (259)           --            --
           --            --            (16)          (16)          (44)          (47)           --            --
           --            --             (6)           (6)          (19)          (17)           --            --
           --            --             @@            --            --            --            --            --
           --            --             --            --            --            --            --            --
           --            --            (11)           --          (282)           --            --            --
           --            --             (1)           --           (85)           --            --            --
           --            --             (2)           --           (72)           --            --            --
           --            --           (158)           --          (886)         (167)           --            --
           --            --             (2)           --           (65)          (18)           --            --
           --            --            (17)           --          (166)          (32)           --            --
           --            --             (3)           --           (35)           (7)           --            --
           --            --             (1)           --           (13)           (2)           --            --
           --            --             @@            --            --            --            --            --
           --            --             --            --            --            --            --            --
      -------       -------        -------       -------       -------       -------       -------       -------
         (450)           --         (1,709)       (1,352)       (4,468)       (2,268)         (349)           --
      -------       -------        -------       -------       -------       -------       -------       -------
        2,917         8,000          1,190         2,075         9,628        12,110           480         8,000
          852         1,000            297           238         2,940         3,750            36         1,000
          242         1,000            112           305         4,570         3,110           378         1,000
           --            --         (1,608)       (1,325)       (4,737)       (3,291)           --            --
           --            --           (427)         (517)       (1,094)       (1,768)           --            --
           --            --           (415)         (224)          234          (713)           --            --
           --            --           (107)         (212)         (287)         (188)           --            --
           --            --              9            (1)           18            56            --            --
           --            --             @@             1            --             1            --            --
           --            --             --            --            --            --            --            --
           --            --             --            --            --            --            --            --
           --            --             --            --            --            --            --            --
           --            --             --            --            --            --            --            --
      -------       -------        -------       -------       -------       -------       -------       -------
        4,011        10,000           (949)          340        11,272        13,067           894        10,000
      -------       -------        -------       -------       -------       -------       -------       -------
        3,856        10,000         (1,000)          571         9,777        13,497         1,046        10,000
       10,000            --         38,716        38,145        70,908        57,411        10,000            --
      -------       -------        -------       -------       -------       -------       -------       -------
      $13,856       $10,000        $37,716       $38,716       $80,685       $70,908       $11,046       $10,000
      =======       =======        =======       =======       =======       =======       =======       =======
      $    30       $    --        $    10       $    34       $    32       $    37       $    27       $    --
      =======       =======        =======       =======       =======       =======       =======       =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  TOTAL RETURN BOND FUND
                                                              -------------------------------
                                                                FOR THE             FOR THE
                                                                 YEAR                YEAR
                                                                 ENDED               ENDED
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2003                2002
                                                              -----------         -----------
OPERATIONS:
  Net investment income (loss)..............................   $ 15,031            $ 14,973
  Net realized gain (loss) on investments...................     25,764               5,803
  Net unrealized appreciation (depreciation) of
    investments.............................................      1,999              (4,166)
                                                               --------            --------
  Net increase (decrease) in net assets resulting from
    operations..............................................     42,794              16,610
                                                               --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................    (11,495)             (7,842)
    Class B.................................................     (4,147)             (3,073)
    Class C.................................................     (4,443)             (3,440)
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................     (2,523)             (1,791)
    Class Z.................................................         --                  --
  From net realized gain on investments
    Class A.................................................     (2,184)               (732)
    Class B.................................................       (983)               (343)
    Class C.................................................     (1,069)               (377)
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................       (393)               (263)
    Class Z.................................................         --                  --
                                                               --------            --------
    Total distributions.....................................    (27,237)            (17,861)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................     46,299              92,879
    Class B.................................................      4,755              42,260
    Class C.................................................       (859)             45,451
    Class E.................................................         --                  --
    Class H.................................................         --                  --
    Class L.................................................         --                  --
    Class M.................................................         --                  --
    Class N.................................................         --                  --
    Class Y.................................................     18,951              (3,250)
    Class Z.................................................         --                  --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................         --                  --
    Class B.................................................         --                  --
    Class C.................................................         --                  --
                                                               --------            --------
  Net increase (decrease) from capital share transactions...     69,146             177,340
                                                               --------            --------
  Net increase (decrease) in net assets.....................     84,703             176,089
NET ASSETS:
  Beginning of period.......................................    460,368             284,279
                                                               --------            --------
  End of period.............................................   $545,071            $460,368
                                                               ========            ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................   $    219            $    555
                                                               ========            ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    U.S. GOVERNMENT SECURITIES FUND          VALUE FUND           VALUE OPPORTUNITIES FUND
    -------------------------------   -------------------------   -------------------------
       FOR THE          FOR THE         FOR THE       FOR THE       FOR THE       FOR THE
         YEAR             YEAR           YEAR          YEAR          YEAR          YEAR
        ENDED            ENDED           ENDED         ENDED         ENDED         ENDED
     OCTOBER 31,      OCTOBER 31,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
         2003             2002           2003          2002          2003          2002
    --------------   --------------   -----------   -----------   -----------   -----------
       $ 15,586         $ 11,065        $   394      $    194       $  (160)      $  (181)
            (42)          12,535         (3,212)       (4,159)         (861)       (7,257)
         (7,693)          (6,917)        11,241        (6,448)       12,036        (1,174)
       --------         --------        -------      --------       -------       -------
          7,851           16,683          8,423       (10,413)       11,015        (8,612)
       --------         --------        -------      --------       -------       -------
         (3,401)            (660)          (236)           --            --            --
         (1,645)            (272)            --            --            --            --
         (1,473)            (289)            --            --            --            --
         (6,861)          (6,920)            --            --            --            --
           (285)            (331)            --            --            --            --
         (2,045)          (2,041)            --            --            --            --
           (213)            (218)            --            --            --            --
            (58)             (65)            --            --            --            --
             @@               @@             (3)           --            --            --
             --               --             --            --            --            --
             --               --             --           (79)           --            --
             --               --             --           (12)           --            --
             --               --             --           (27)           --            --
             --               --             --            --            --            --
             --               --             --            --            --          (556)
             --               --             --            --            --        (1,884)
             --               --             --            --            --          (583)
             --               --             --            --            --          (184)
             --               --             --            (1)           --            --
             --               --             --            --            --            --
       --------         --------        -------      --------       -------       -------
        (15,981)         (10,796)          (239)         (119)           --        (3,207)
       --------         --------        -------      --------       -------       -------
         (8,185)          74,121          6,481        23,394         2,347         3,054
            104           38,705          1,084         4,471         1,168           557
        (13,021)          40,119           (431)        6,440           960           496
        (17,167)         (33,953)            --            --            --            --
         (2,903)          (1,617)            --            --          (678)         (425)
         (4,907)          (4,483)            --            --        (2,566)       (1,773)
         (1,961)             (55)            --            --          (575)          226
           (300)            (584)            --            --          (225)         (301)
             @@                1           (226)            2            --             1
             --               --             --            --            --            --
             --               --             --            --            --            --
             --               --             --            --            --            --
             --               --             --            --            --            --
       --------         --------        -------      --------       -------       -------
        (48,340)         112,254          6,908        34,307           431         1,835
       --------         --------        -------      --------       -------       -------
        (56,470)         118,141         15,092        23,775        11,446        (9,984)
        378,059          259,918         44,572        20,797        37,248        47,232
       --------         --------        -------      --------       -------       -------
       $321,589         $378,059        $59,664      $ 44,572       $48,694       $37,248
       ========         ========        =======      ========       =======       =======
       $      1         $     42        $   349      $    194       $    (1)      $    --
       ========         ========        =======      ========       =======       =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the Companies) are open-end management investment companies comprised of thirty-four portfolios (each a "Fund" or together the "Funds"). They are The Hartford Advisers Fund, The Hartford Capital Appreciation Fund, The Hartford Disciplined Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Focus Fund, The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund, The Hartford Global Leaders Fund, The Hartford Global Technology Fund, The Hartford Growth Fund, The Hartford Growth Opportunities Fund, The Hartford High Yield Fund, The Hartford Income Fund, The Hartford Inflation Plus Fund, The Hartford International Capital Appreciation Fund, The Hartford International Opportunities Fund, The Hartford International Small Company Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, The Hartford Money Market Fund, The Hartford Short Duration Fund, The Hartford Small Company Fund, The Hartford SmallCap Growth Fund, The Hartford Stock Fund, The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, The Hartford Tax-Free New York Fund, The Hartford Total Return Bond Fund, The Hartford U.S. Government Securities Fund, The Hartford Value Fund and The Hartford Value Opportunities Fund. The Companies are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies, except for The Hartford Focus Fund, The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund, The Hartford Global Technology Fund, The Hartford Inflation Plus Fund, The Hartford Tax-Free California Fund and The Hartford Tax-Free New York Fund which are non-diversified.

    The Funds, their classes and investment objectives are listed below:

    The Hartford Advisers Fund (Advisers Fund)             Seeks maximum long-term total return.
      Classes A, B, C and Y
    The Hartford Capital Appreciation Fund                 Seeks growth of capital.
      (Capital Appreciation Fund)
      Classes A, B, C and Y
    The Hartford Disciplined Equity Fund                   Seeks growth of capital and current income.
      (Disciplined Equity)
      Classes A, B, C and Y
    The Hartford Dividend and Growth Fund                  Seeks a high level of current income consistent with growth
      (Dividend and Growth Fund)                           of capital.
      Classes A, B, C and Y
    The Hartford Equity Income Fund                        Seeks a high level of current income consistent with growth
      (Equity Income)                                      of capital.
      Classes A, B, C and Y
    The Hartford Focus Fund (Focus Fund)                   Seeks long-term capital appreciation.
      Classes A, B, C and Y
    The Hartford Global Communications Fund                Seeks long-term capital appreciation.
      (Global Communications Fund)
      Classes A, B, C and Y
    The Hartford Global Financial Services Fund            Seeks long-term capital appreciation.
      (Global Financial Services Fund)
      Classes A, B, C and Y
    The Hartford Global Health Fund                        Seeks long-term capital appreciation.
      (Global Health Fund)
      Classes A, B, C and Y
    The Hartford Global Leaders Fund                       Seeks growth of capital.
      (Global Leaders Fund)
      Classes A, B, C and Y
    The Hartford Global Technology Fund                    Seeks long-term capital appreciation.
      (Global Technology Fund)
      Classes A, B, C and Y
    The Hartford Growth Fund (Growth Fund)                 Seeks long-term capital appreciation.
      Classes A, B, C, H, L, M, N and Y
    The Hartford Growth Opportunities Fund                 Seeks short- and long-term capital appreciation.
      (Growth Opportunities Fund)
      Classes A, B, C, H, L, M, N, Y and Z
    The Hartford High Yield Fund                           Seeks high current income. Growth of capital is a secondary
      (High Yield Fund)                                    objective.
      Classes A, B, C and Y

--------------------------------------------------------------------------------

    The Hartford Income Fund (Income Fund)                 Seeks to provide a high level of current income. Capital
      Classes A, B and C                                   appreciation is a secondary objective.
    The Hartford Inflation Plus Fund                       Seeks a total return that exceeds the rate of inflation over
      (Inflation Plus Fund)                                an economic cycle.
      Classes A, B and C
    The Hartford International Capital Appreciation Fund   Seeks capital appreciation.
      (International Capital Appreciation Fund)
      Classes A, B, C and Y
    The Hartford International Opportunities               Seeks growth of capital.
      Fund (International Opportunities Fund)
      Classes A, B, C and Y
    The Hartford International Small Company Fund          Seeks capital appreciation.
      (International Small Company Fund)
      Classes A, B, C and Y
    The Hartford MidCap Fund                               Seeks long-term growth of capital.
      (MidCap Fund)
      Classes A, B, C and Y
    The Hartford MidCap Value Fund                         Seeks long-term capital appreciation.
      (MidCap Value Fund)
      Classes A, B, C and Y
    The Hartford Money Market Fund                         Seeks maximum current income consistent with liquidity and
      (Money Market Fund)                                  preservation of capital.
      Classes A, B, C and Y
    The Hartford Short Duration Fund                       Seeks to provide a high level of income.
      (Short Duration Fund)
      Classes A, B and C
    The Hartford Small Company Fund                        Seeks growth of capital.
      (Small Company Fund)
      Classes A, B, C and Y
    The Hartford SmallCap Growth Fund                      Seeks to maximize short- and long-term capital appreciation.
      (SmallCap Growth Fund)
      Classes A, B, C, H, L, M, N and Y
    The Hartford Stock Fund                                Seeks long-term growth of capital, with income as a
      (Stock Fund)                                         secondary consideration.
      Classes A, B, C and Y
    The Hartford Tax-Free California Fund                  Seeks to provide current income exempt from both federal and
      (Tax-Free California Fund)                           California income tax.
      Classes A, B and C
    The Hartford Tax-Free Minnesota Fund                   Seeks to provide current income exempt from both federal
      (Tax-Free Minnesota Fund)                            income tax and Minnesota state personal income tax.
      Classes A, B, C, E, H, L, M, N and Y
    The Hartford Tax-Free National Fund                    Seeks to provide current income exempt from federal income
      (Tax-Free National Fund)                             tax.
      Classes A, B, C, E, H, L, M, N and Y
    The Hartford Tax-Free New York Fund                    Seeks to provide current income exempt from federal, New
      (Tax-Free New York Fund)                             York State and New York City income tax.
      Classes A, B and C
    The Hartford Total Return Bond Fund                    Seeks a competitive total return, with income as a secondary
      (Total Return Bond Fund)                             objective.
      Classes A, B, C and Y
    The Hartford U.S. Government Securities Fund           Seeks to provide current income while maintaining
      (U.S. Government Securities Fund)                    preservation of capital consistent with prudent investment
      Classes A, B, C, E, H, L, M, N and Y                 risk.
    The Hartford Value Fund                                Seeks long-term total return.
      (Value Fund)
      Classes A, B, C and Y
    The Hartford Value Opportunities Fund                  Seeks short- and long-term capital appreciation.
      (Value Opportunities Fund)
      Classes A, B, C, H, L, M, N and Y

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

    Effective October 30, 2002, the name of The Hartford Bond Income Strategy Fund was changed to The Hartford Total Return Bond Fund and effective August 1, 2003, the name of The Hartford Growth and Income Fund was changed to The Hartford Disciplined Equity Fund.

    Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class E is sold with a front-end sales charge of 4.50%. Classes H and M are sold with a contingent deferred sales charge, which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 4.00% to zero depending on the period of time the shares are held. Class L is sold with a sales charge up to 4.75%. Class N is sold with a contingent deferred sales charge of 1.00% if redeemed within 1 year. Class Y shares are sold to certain eligible institutional investors without a sales charge. Class Z is sold without sales charges. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years. Classes H and N shares will automatically convert to Class L after 8 years.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    B) SECURITY VALUATION AND INVESTMENT INCOME -- Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

    Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

    The funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by Hartford Investment Financial Services Company (HIFSCO) under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

    Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

    Investment income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

    C) FOREIGN CURRENCY TRANSACTIONS -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

    Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    D) SECURITIES LENDING -- The Funds, except for the Money Market Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delays or cost of the recovery of loaned securities or gaining access to the collateral should the borrower of the securities fail financially.

--------------------------------------------------------------------------------

    E) JOINT TRADING ACCOUNT -- Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (Hartford Investment) or Wellington Management Company, LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    F) REPURCHASE AGREEMENTS -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

    Certain Funds, together with other investment management companies having investment advisory agreements with Wellington have an interest in $2,724,481 joint repurchase agreements dated 10/31/03 with ABN AMRO, BNP Paribas and UBS Securities due 11/03/03. These joint repurchase agreements are collateralized as follows:

    BROKER                             RATE    PRINCIPAL    COLLATERAL VALUE       SECURITY TYPE         COUPON RATE    MATURITY
    ------                             -----   ----------   ----------------   ----------------------   -------------   ---------
    ABN AMRO.........................  1.00%   $  395,000      $  397,329      U.S. Treasury Bonds       11.25%-5.50%   2015-2028
                                                                               U.S. Treasury Notes        7.50%-1.75%   2015-2004
    BNP Paribas......................  1.00%    1,039,481       1,060,860      U.S. Treasury Bonds       11.25%-5.25%   2015-2028
                                                                               U.S. Treasury Notes              3.00%        2004
                                                                               U.S. Treasury Bills        1.01%-0.92%        2004
    UBS Securities...................  0.99%      790,000         801,830      U.S. Treasury             3.75%-3.375%   2011-2012
                                                                               Inflation Linked Bonds
    UBS Securities...................  0.97%      500,000         508,490      U.S. Treasury            3.625%-1.875%   2012-2028
                                                                               Inflation Linked Bonds

    The maturity amounts are as follows:

                                                                  MATURITY
    FUND                                                           AMOUNT
    ----                                                          --------
    Advisers Fund...............................................  $ 81,278
    Capital Appreciation Fund...................................   561,796
    Dividend and Growth Fund....................................   101,048
    Disciplined Equity Fund.....................................       565
    Equity Income Fund..........................................     1,825
    Focus Fund..................................................       304
    Global Communications Fund..................................       224
    Global Financial Services...................................     1,067
    Global Health Fund..........................................     6,684
    Global Leaders Fund.........................................    16,300
    Global Technology Fund......................................     2,411
    Growth Fund.................................................    14,858
    Growth Opportunities Fund...................................    14,889
    International Capital Appreciation Fund.....................     1,678
    International Opportunities Fund............................     2,966
    International Small Company Fund............................     4,907
    MidCap Fund.................................................    97,640
    MidCap Value Fund...........................................     9,968
    Small Company Fund..........................................    17,393
    SmallCap Growth Fund........................................     1,497
    Stock Fund..................................................    29,210
    Value Fund..................................................       690
    Value Opportunities Fund....................................       501

    Certain Funds, together with other investment management companies having investment advisory agreements with Hartford Investment have an interest in a $527,276 joint repurchase agreements dated 10/31/03 with Banc One, BNP Paribas and UBS Warburg due 11/03/03. These joint repurchase agreements are collateralized as follows:

    BROKER                                  RATE    PRINCIPAL   COLLATERAL VALUE      SECURITY TYPE      COUPON RATE    MATURITY
    ------                                  -----   ---------   ----------------   -------------------   ------------   ---------
    Banc One..............................  0.97%   $127,226        $128,153       U.S. Treasury Bills    3.25%-0.91%   2003-2004
    BNP Paribas...........................  0.99%    200,000         204,139       U.S. Treasury Bills    0.96%-0.89%   2003-2004
    UBS Warburg...........................  0.98%    200,000         200,903       U.S. Treasury Bonds   8.125%-5.13%   2016-2028

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

    The maturity amounts are as follows:

                                                       MATURITY
    FUND                                                AMOUNT
    ----                                               --------
    High Yield Fund..................................  $ 8,599
    Income Fund......................................      193
    Money Market Fund................................    8,479
    Short Duration Fund..............................    1,237
    Total Return Bond Fund...........................   25,584
    U.S. Government Securities Fund..................   10,248

    The SmallCap Growth Fund has an interest in a $1,497 repurchase agreement dated 10/31/03 with UBS Securities, 0.99% due 11/03/03. This repurchase agreement is collateralized by $1,503 U.S. Treasury Bond 6.125% due 2027.

    In addition, the Capital Appreciation Fund has a repurchase agreement as collateral for securities lending. The lending agreement was collateralized by an interest in a $56,039 repurchase agreement dated 10/31/03 with Bear, Stearns & Co., 0.99% due 11/03/03. This repurchase agreement is collateralized by $56,252, a FNCL #555783 4.50% due 2033.

    G) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

    At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

    The use of futures contracts involve elements of market risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

    The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

    The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

    The Total Return Bond Fund contracts and premium amounts associated with options contracts written are as follows:

                              FOR THE YEAR ENDED OCTOBER 31, 2003
                           ------------------------------------------
                                   PUTS                  CALLS
                           --------------------   -------------------
    TOTAL RETURN BOND      CONTRACTS   PREMIUM    CONTRACTS   PREMIUM
    -----------------      ---------   --------   ---------   -------
    Balance October 31,
      2002...............      --      $     --       --      $    --
    Opened...............     750       113,708      750       55,114
    Closed...............    (750)     (113,708)      --           --
    Exercised............      --            --       --           --
    Expired..............      --            --     (750)     (55,114)
                             ----      --------     ----      -------
    Balance October 31,
      2003...............      --      $     --       --      $    --
                             ----      --------     ----      -------

    As of October 31, 2003, none of the Funds had open option contracts.

    H) FORWARD FOREIGN CURRENCY CONTRACTS -- For the year ended October 31, 2003, the Capital Appreciation Fund, the Global Communications Fund, the Global Financial Services Fund, the Global Leaders Fund, the International Capital Appreciation Fund, the International Opportunities Fund, the International Small Company Fund, the MidCap Value Fund and the Small Company Fund entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

    Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

    I) INDEXED SECURITIES -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these

--------------------------------------------------------------------------------

    securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    J) FEDERAL INCOME TAXES -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the Funds are subject to a 4% federal excise tax to the extent they do not distribute substantially all of their net investment income and realized gains, if any. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    The tax character of distributions paid for the periods indicated is as follows:

                                   FOR THE PERIOD     FOR THE PERIOD
                                       ENDED              ENDED
                                  OCTOBER 31, 2003   OCTOBER 31, 2002
                                  ----------------   ----------------
    ADVISERS FUND
      Ordinary income...........      $26,613            $31,960
    DIVIDEND AND GROWTH FUND
      Ordinary income...........       10,229              6,346
      Return of capital.........          293
      Long-term capital gains...                          12,883
    GLOBAL FINANCIAL SERVICES
      FUND
      Ordinary income...........           58
    GLOBAL HEALTH FUND
      Ordinary income...........        1,236              2,670
      Long-term capital gains...        3,821              1,353
    GROWTH FUND
      Long-term capital gains...                             147
    GROWTH OPPORTUNITIES FUND
      Long-term capital gains...                           8,492
    HIGH YIELD FUND
      Ordinary income...........       22,578             15,541

                                   FOR THE PERIOD     FOR THE PERIOD
                                       ENDED              ENDED
                                  OCTOBER 31, 2003   OCTOBER 31, 2002
                                  ----------------   ----------------
    INCOME FUND
      Ordinary income...........      $   857
    INFLATION PLUS FUND
      Ordinary income...........        4,094
    INTERNATIONAL CAPITAL
      APPRECIATION FUND
      Ordinary income...........            6
    INTERNATIONAL SMALL COMPANY
      FUND
      Ordinary income...........           17
    MONEY MARKET FUND
      Ordinary income...........          954            $ 2,942
    SHORT DURATION FUND
      Ordinary income...........        1,283
    SMALL CAP GROWTH FUND
      Long-term capital gains...                           2,944
    TAX-FREE CALIFORNIA FUND
      Ordinary income...........          450
    TAX-FREE MINNESOTA FUND
      Ordinary income...........        1,514              1,352
      Long-term capital gains...          195
    TAX-FREE NATIONAL FUND
      Ordinary income...........        2,864              2,171
      Long-term capital gains...        1,604                 97
    TAX-FREE NEW YORK
      Ordinary income...........          349
    TOTAL RETURN BOND FUND
      Ordinary income...........       25,854             16,772
      Long-term capital gains...        1,383              1,089
    U.S. GOVERNMENT SECURITIES
      FUND
      Ordinary income...........       15,981             10,796
    VALUE FUND
      Ordinary income...........          239                119
    VALUE OPPORTUNITIES FUND
      Ordinary income...........                           1,805
      Long-term capital gains...                           1,402

    As of October 31, 2003, the components of distributable earnings on a tax basis are as follows:

                                                                                                                         TOTAL
                                                   UNDISTRIBUTED   UNDISTRIBUTED    ACCUMULATED       UNREALIZED      ACCUMULATED
                                                     ORDINARY        LONG-TERM     CAPITAL GAINS     APPRECIATION      EARNINGS
                                                      INCOME       CAPITAL GAIN      (LOSSES)*     (DEPRECIATION)**    (DEFICIT)
                                                   -------------   -------------   -------------   ----------------   -----------
    Advisers Fund................................     $ 1,654         $    --        $(357,815)       $  88,493        $(267,652)
    Capital Appreciation Fund....................          --              --         (791,427)         710,179          (81,248)
    Disciplined Equity Fund......................         154              --         (129,537)          24,556         (104,827)
    Dividend and Growth Fund.....................          --              --          (51,709)          85,235           33,526
    Equity Income Fund...........................          69              --               --              646              715
    Focus Fund...................................          --              --          (30,183)           9,933          (20,250)
    Global Communications Fund...................          --              --           (7,672)           2,377           (5,295)
    Global Financial Services Fund...............         130              --           (2,480)           1,715             (635)
    Global Health Fund...........................          --           1,115               --            7,502            8,617
    Global Leaders Fund..........................          --              --         (161,940)          72,948          (88,992)
    Global Technology Fund.......................          --              --          (65,114)          10,058          (55,056)
    Growth Fund..................................          --              --          (87,248)          69,240          (18,008)
    Growth Opportunities Fund....................          --              --         (151,238)         109,029          (42,209)
    High Yield Fund..............................           6              --          (86,634)           8,031          (78,597)
    Income Fund..................................          30              --              (20)             680              690
    Inflation Plus Fund..........................       1,736              --               --            3,443            5,179

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                         TOTAL
                                                   UNDISTRIBUTED   UNDISTRIBUTED    ACCUMULATED       UNREALIZED      ACCUMULATED
                                                     ORDINARY        LONG-TERM     CAPITAL GAINS     APPRECIATION      EARNINGS
                                                      INCOME       CAPITAL GAIN      (LOSSES)*     (DEPRECIATION)**    (DEFICIT)
                                                   -------------   -------------   -------------   ----------------   -----------
    International Capital Appreciation Fund......          37              65               --            1,582            1,684
    International Opportunities Fund.............          63              --          (57,670)          11,817          (45,790)
    International Small Company Fund.............       2,967              86               --            4,204            7,257
    MidCap Fund..................................          --              --         (122,776)         396,012          273,236
    MidCap Value Fund............................          --              --             (474)          30,362           29,888
    Money Market Fund............................          --              --               --               --               --
    Short Duration Fund..........................          28              --             (221)             312              119
    Small Company Fund...........................          --              --         (108,923)          41,844          (67,079)
    SmallCap Growth Fund.........................          --              --          (84,008)          23,263          (60,745)
    Stock Fund...................................          --              --         (570,537)         (39,875)        (610,412)
    Tax-Free California Fund.....................          30              --              (80)             (68)            (118)
    Tax-Free Minnesota Fund......................          21             348               --            1,889            2,258
    Tax-Free National Fund.......................         281             558               --            3,352            4,191
    Tax-Free New York Fund.......................         116              --               --               74              190
    Total Return Bond Fund.......................      17,671           1,196               --            2,821           21,688
    U.S. Government Securities Fund..............           1              --          (10,866)           1,127           (9,738)
    Value Fund...................................         349              --           (7,069)           2,877           (3,843)
    Value Opportunities Fund.....................          --              --           (9,273)           6,050           (3,223)

     * Certain Funds had capital loss carryforwards that are identified in footnote 8.

    ** The differences between book-basis and tax-basis unrealized appreciation
       (depreciation) is attributable primarily to the tax deferral of wash sale losses and differing treatments for the interest accrual on defaulted securities.

    K) FUND SHARE VALUATION AND DIVIDEND DISTRIBUTIONS TO SHAREHOLDERS -- Orders for a Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

    Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Capital Appreciation Fund, the Disciplined Equity Fund, the Focus Fund, Global Communications Fund, the Global Financial Services Fund, the Global Health Fund, the Global Leaders Fund, the Global Technology Fund, the Growth Fund, the Growth Opportunities Fund, the International Capital Appreciation Fund, the International Opportunities Fund, the International Small Company Fund, the MidCap Fund, the MidCap Value Fund, the Small Company Fund, the SmallCap Growth Fund, the Stock Fund, the Value Fund, and the Value Opportunities Fund will be declared and paid annually; dividends from net investment income of the Advisers Fund, the Dividend and Growth Fund and the Equity Income Fund will be declared and paid quarterly; dividends from the net investment income of the High Yield Fund, the Income Fund, the Inflation Plus Fund, the Short Duration Fund, the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund, the Tax-Free New York Fund, the Total Return Bond Fund and the U. S. Government Securities Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

    Net investment income and net realized capital gains available for distribution are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 7).

    L) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    M) RESTRICTED SECURITIES -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used

--------------------------------------------------------------------------------

    to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

    N) CREDIT DEFAULT SWAPS -- The Funds may enter into credit default swaps. The credit default swap market allows the Funds to manage credit risk through buying and selling credit protection on specific companies or a basket of companies. A buyer agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The seller of the protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. The Funds will limit credit default swap transactions to five percent (5%) of the Fund's net assets at the time of purchase. As of October 31, 2003, no credit default swaps were held by the Funds.

    O) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of October 31, 2003, the Total Return Bond Fund has entered into outstanding when-issued or forward commitments of $22,454.

3.  EXPENSES:

    A) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS -- HIFSCO, a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreements dated March 3, 1997 for Hartford Mutual Funds, Inc. and dated February 19, 2002 for Hartford Mutual Funds II, Inc. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with Wellington for the provision of day to day investment management services to the Advisers Fund, the Capital Appreciation Fund, the Disciplined Equity Fund, the Dividend and Growth Fund, the Equity Income Fund, the Focus Fund, the Global Communications Fund, the Global Financial Services Fund, the Global Health Fund, the Global Leaders Fund, the Global Technology Fund, the Growth Fund, the Growth Opportunities Fund, the International Capital Appreciation Fund, the International Opportunities Fund, the International Small Company Fund, the MidCap Fund, the MidCap Value Fund, the Small Company Fund, the SmallCap Growth Fund, the Stock Fund, the Value Fund and the Value Opportunities Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with Hartford Investment, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for the High Yield Fund, the Income Fund, the Inflation Plus Fund, the Money Market Fund, the Short Duration Fund, the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund, the Tax-Free New York Fund, the Total Return Bond Fund and the U.S. Government Securities Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

    The schedule below reflects the rates of compensation paid to HIFSCO for investment advisory services rendered:

                         MONEY MARKET FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .50%
    On next $500 million...........................     .45%
    Over $1 billion................................     .40%

                      TAX-FREE NATIONAL FUND
                AND U.S. GOVERNMENT SECURITIES FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $50 million...........................     .80%
    Over $50 million...............................     .70%

                      TOTAL RETURN BOND FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .65%
    On next $500 million...........................     .55%
    Over $1 billion................................     .50%

                       GLOBAL LEADERS FUND,
                 INTERNATIONAL OPPORTUNITIES FUND,
                           MIDCAP FUND,
                         MIDCAP VALUE FUND
                      AND SMALL COMPANY FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .85%
    On next $500 million...........................     .75%
    Over $1 billion................................     .70%

                      TAX-FREE MINNESOTA FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $50 million...........................     .72%
    Over $50 million...............................     .70%

                           GROWTH FUND,
                    GROWTH OPPORTUNITIES FUND,
                       SMALLCAP GROWTH FUND
                   AND VALUE OPPORTUNITIES FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $100 million..........................    1.00%
    On next $150 million...........................     .80%
    Over $250 million..............................     .70%

                          ADVISERS FUND,
                     DIVIDEND AND GROWTH FUND
                        AND HIGH YIELD FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .75%
    On next $500 million...........................     .65%
    Over $1 billion................................     .60%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

              INTERNATIONAL CAPITAL APPRECIATION FUND
               AND INTERNATIONAL SMALL COMPANY FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................    1.00%
    On next $500 million...........................     .90%
    Over $1 billion................................     .85%

                    CAPITAL APPRECIATION FUND,
                     DISCIPLINED EQUITY FUND,
                        EQUITY INCOME FUND,
                            STOCK FUND
                          AND VALUE FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .80%
    On next $500 million...........................      70%
    Over $1 billion................................     .65%

                            FOCUS FUND,
                    GLOBAL COMMUNICATIONS FUND,
                  GLOBAL FINANCIAL SERVICES FUND,
                        GLOBAL HEALTH FUND
                    AND GLOBAL TECHNOLOGY FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................    1.00%
    On next $500 million...........................     .95%
    Over $1 billion................................     .90%

                            INCOME FUND
                      AND INFLATION PLUS FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .60%
    Over $500 million..............................     .55%

                       SHORT DURATION FUND,
                     TAX-FREE CALIFORNIA FUND
                    AND TAX-FREE NEW YORK FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .55%
    Over $500 million..............................     .50%

    B) DISTRIBUTION AND SERVICE PLAN FOR CLASS A, B, C, H, L, M AND N
    SHARES -- HIFSCO, is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities, which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the year ended, October 31, 2003, the following revenues were received by HIFSCO:

                               FRONT-END LOAD        CONTINGENT
                                SALES CHARGE    DEFERRED SALES CHARGE
                               --------------   ---------------------
    HIFSCO...................     $58,985              $10,119

    The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C, H, L, M and N shares and for providing services for shareholders. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A Rule 12b-1 fee for each Fund has been voluntarily capped at 0.30%. The cap may be removed at any time. Some or the entire 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class L has a distribution fee of 0.25% for each Fund, except for SmallCap Growth Fund which has a 0.45% fee. Classes H, M and N have a distribution fee of 1.00% of average daily net assets on an annual basis, to be used to compensate those who sell shares of the fund and pay certain other expenses of selling fund shares.

    For the fiscal period ended October 31, 2003, total sales commissions paid to affiliated brokers/dealers of The Hartford for distributing the Funds' shares were $2,955. These commissions are in turn paid to sales representatives of the broker/dealers.

    C) OPERATING EXPENSES -- Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B, C, H, L, M, N and Y shares of some of the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses as follows:

    FUND                                            CLASS A   CLASS B   CLASS C   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y
    ----                                            -------   -------   -------   -------   -------   -------   -------   -------
    Disciplined Equity Fund.......................   1.45%     2.15%     2.15%      NA        NA        NA        NA       1.00%
    Focus Fund....................................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Communications Fund....................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Financial Services Fund................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Health Fund............................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%

--------------------------------------------------------------------------------

    FUND                                            CLASS A   CLASS B   CLASS C   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y
    ----                                            -------   -------   -------   -------   -------   -------   -------   -------
    Global Leaders Fund...........................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Technology Fund........................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Growth Fund...................................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.00%
    Growth Opportunities Fund.....................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.00%
    High Yield Fund...............................   1.40%     2.10%     2.10%      NA        NA        NA        NA       0.95%
    Income Fund...................................   1.00%     1.70%     1.70%      NA        NA        NA        NA        NA
    Inflation Plus Fund...........................   1.00%     1.70%     1.70%      NA        NA        NA        NA        NA
    International Capital Appreciation Fund.......   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    International Opportunities Fund..............   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    International Small Company Fund..............   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    MidCap Value Fund.............................   1.45%     2.15%     2.15%      NA        NA        NA        NA       1.00%
    Money Market Fund.............................   1.00%     1.70%     1.70%      NA        NA        NA        NA       0.55%
    Short Duration Fund...........................   0.95%     1.65%     1.65%      NA        NA        NA        NA        NA
    SmallCap Growth Fund..........................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.10%
    Small Company Fund............................   1.45%     2.15%     2.15%      NA        NA        NA        NA       1.00%
    Tax-Free California Fund......................   0.95%     1.65%     1.65%        NA        NA        NA        NA        NA
    Tax-Free Minnesota Fund.......................   1.15%     1.85%     1.85%     1.85%     1.15%     1.85%     1.85%     0.80%
    Tax-Free National Fund........................   1.15%     1.85%     1.85%     1.85%     1.15%     1.85%     1.85%     0.85%
    Tax-Free New York Fund........................   0.95%     1.65%     1.65%        NA        NA        NA        NA        NA
    Total Return Bond Fund........................   1.25%     1.95%     1.95%        NA        NA        NA        NA     0.80%
    U.S. Government Securities Fund...............   1.20%     1.90%     1.90%     1.90%     1.20%     1.90%     1.90%     0.80%
    Value Fund....................................   1.45%     2.15%     2.15%        NA        NA        NA        NA     1.00%
    Value Opportunities Fund......................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.25%

    The Hartford voluntarily agreed to waive management fees for the Equity Income until August 28, 2004.

    The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time.

    Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the accompanying Statements of Operations.

    As of March 1, 2003, the fee waivers and expense limitation arrangements ended for the Capital Appreciation Fund, the MidCap Fund, the Stock Fund, the Dividend and Growth Fund and the Advisers Fund.

    D) OTHER RELATED PARTY TRANSACTIONS -- The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, to the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, Hartford Investment and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds. Hartford Administrative Services Company (HASCO), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Funds.

4. AFFILIATE HOLDINGS: As of October 31, 2003, affiliates of The Hartford had ownership of shares in the Funds as follows:

    FUND                        CLASS A   CLASS B   CLASS C   CLASS Y
    ----                        -------   -------   -------   -------
    Equity Income Fund........    270        10        10        10
    Global Communications
      Fund....................    700       100       100       100
    Global Financial Services
      Fund....................    703       100       100       101
    Growth Fund...............     @@        @@        @@        @@
    Growth Opportunities
      Fund....................     @@        @@        @@        @@
    High Yield Fund...........     --        --        --        @@
    Income Fund...............    842       104       104        NA
    International Capital
      Appreciation Fund.......    210        30        30        30
    International Small
      Company Fund............    210        30        30        30
    MidCap Value Fund.........     --        --        --         2
    Short Duration Fund.......    824        --        --        NA

4.  AFFILIATE HOLDINGS:  (CONTINUED)


    FUND                        CLASS A   CLASS B   CLASS C   CLASS Y
    ----                        -------   -------   -------   -------
    SmallCap Growth Fund......     @@        @@        @@        @@
    Tax-Free California
      Fund....................    830       103       103        NA
    Tax-Free Minnesota Fund...     @@        @@        @@        @@
    Tax-Free National Fund....     @@        @@        @@        @@
    Tax-Free New York Fund....    828       103       103        NA
    U.S. Government Securities
      Fund....................     @@        @@        @@        @@
    Value Fund................     --        --        --         3
    Value Opportunities
      Fund....................     @@        @@        @@        @@

    @@ Due to the presentation of the financial statements in thousands, the number of shares held round to zero.

    NA Not applicable

5. INVESTMENT TRANSACTIONS: For the period ended October 31, 2003, the cost of purchases and proceeds from sales of securities for Money Market Fund were $5,554,361 and $5,687,879, respectively. The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the other portfolios were as follows:

                                           COST OF      PROCEEDS
    FUND                                  PURCHASES    FROM SALES
    ----                                  ----------   ----------
    Advisers Fund.......................  $1,031,447   $1,091,353
    Capital Appreciation Fund...........   3,899,393    4,113,643
    Disciplined Equity Fund.............     232,851      263,896
    Dividend and Growth Fund............     783,270      416,557
    Equity Income Fund..................      31,382          260
    Focus Fund..........................     151,248      164,683
    Global Communications Fund..........       8,509        6,880
    Global Financial Services Fund......      16,216       15,552
    Global Health Fund..................      75,130       81,267
    Global Leaders Fund.................   1,639,728    1,629,520
    Global Technology Fund..............      73,868       72,169
    Growth Fund.........................     474,112      458,933
    Growth Opportunities Fund...........     853,202      891,153
    High Yield Fund.....................     273,928      141,713
    Income Fund.........................      46,116       21,777

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                           COST OF      PROCEEDS
    FUND                                  PURCHASES    FROM SALES
    ----                                  ----------   ----------
    Inflation Plus Fund.................  $  412,002   $   47,828
    International Capital Appreciation
      Fund..............................      29,575       24,403
    International Opportunities Fund....     133,009      142,313
    International Small Company Fund....      50,373       26,768
    MidCap Fund.........................   1,754,903    1,162,834
    MidCap Value Fund...................     126,647       98,507
    Short Duration Fund.................     125,406       53,811
    Small Company Fund..................     350,691      361,620
    SmallCap Growth Fund................     173,060      174,738

                                           COST OF      PROCEEDS
    FUND                                  PURCHASES    FROM SALES
    ----                                  ----------   ----------
    Stock Fund..........................  $  585,335   $  706,823
    Tax-Free California Fund............      20,942        7,587
    Tax-Free Minnesota Fund.............       6,562        7,759
    Tax-Free National Fund..............      37,928       26,127
    Tax-Free New York Fund..............      16,048        5,484
    Total Return Bond Fund..............   1,421,363    1,345,959
    U.S. Government Securities Fund.....     404,621      444,148
    Value Fund..........................      23,285       16,810
    Value Opportunities Fund............      22,316       22,415

6. CAPITAL SHARE TRANSACTIONS: The following information is for the periods ended October 31, 2003 and 2002:

                                                      SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS       SHARES REDEEMED           FROM MERGER
                           ----------------------    --------------------    ----------------------    ------------------
                             2003         2002         2003        2002        2003         2002        2003       2002
                           --------    ----------    --------    --------    ---------    ---------    ------    --------
ADVISERS FUND:
Class A Shares...........    20,836        30,212      1,405       1,488       (16,930)     (19,331)       --      10,210
       Amount............  $276,476    $  425,382    $18,517     $20,243     $(223,566)   $(261,961)   $   --    $149,372
Class B Shares...........     4,637         7,800        299         413        (7,994)     (10,661)       --       4,011
       Amount............  $ 60,761    $  109,498    $ 3,881     $ 5,576     $(103,704)   $(140,899)   $   --    $ 58,085
Class C Shares...........     4,392         8,933        237         328        (8,264)      (9,892)       --         721
       Amount............  $ 58,068    $  126,642    $ 3,113     $ 4,445     $(108,634)   $(133,048)   $   --    $ 10,535
Class Y Shares...........       301           313          8          25           (15)      (3,901)       --          --
       Amount............  $  4,038    $    4,432    $   119     $   377     $    (203)   $ (59,007)   $   --    $     --
CAPITAL APPRECIATION FUND:
Class A Shares...........    20,811        37,272         --          --       (14,908)     (19,951)       --          --
       Amount............  $474,094    $  911,291    $    --     $    --     $(324,553)   $(446,936)   $   --    $     --
Class B Shares...........     6,504        15,443         --          --        (6,361)      (7,947)       --          --
       Amount............  $138,655    $  361,905    $    --     $    --     $(130,934)   $(165,543)   $   --    $     --
Class C Shares...........     8,629        17,915         --          --        (7,407)      (8,820)       --          --
       Amount............  $185,768    $  419,454    $    --     $    --     $(152,981)   $(183,671)   $   --    $     --
Class Y Shares...........       936           915         --          --          (382)      (2,801)       --          --
       Amount............  $ 21,401    $   22,058    $    --     $    --     $  (8,207)   $ (76,693)   $   --    $     --
DISCIPLINED EQUITY FUND:
Class A Shares...........     4,602         8,981         --          --        (7,751)      (6,736)       --       1,945
       Amount............  $ 40,782    $   91,439    $    --     $    --     $ (67,219)   $ (64,226)   $   --    $ 20,626
Class B Shares...........       770         1,220         --          --        (1,148)      (1,387)       --       1,206
       Amount............  $  6,568    $   11,971    $    --     $    --     $  (9,611)   $ (12,606)   $   --    $ 12,446
Class C Shares...........       841         1,280         --          --        (1,474)      (2,046)       --         179
       Amount............  $  7,184    $   12,720    $    --     $    --     $ (12,330)   $ (18,897)   $   --    $  1,856
Class Y Shares...........        21            41         --          --           (38)          (6)       --          --
       Amount............  $    187    $      425    $    --     $    --     $    (353)   $     (61)   $   --    $     --
DIVIDEND AND GROWTH FUND:
Class A Shares...........    30,101        32,386        609         868        (8,875)      (7,280)       --          --
       Amount............  $435,362    $  503,459    $ 8,814     $13,605     $(126,929)   $(107,015)   $   --    $     --
Class B Shares...........     4,757         5,997         30         159        (2,247)      (2,118)       --          --
       Amount............  $ 67,912    $   92,473    $   417     $ 2,503     $ (31,454)   $ (30,687)   $   --    $     --
Class C Shares...........     5,187         7,245         38         129        (2,830)      (2,749)       --          --
       Amount............  $ 73,923    $  111,009    $   546     $ 2,036     $ (39,913)   $ (39,850)   $   --    $     --
Class Y Shares...........     3,551           930         29          40        (2,045)      (1,567)       --          --
       Amount............  $ 53,476    $   14,303    $   434     $   629     $ (31,994)   $ (25,703)   $   --    $     --
EQUITY INCOME FUND:
Class A Shares...........     2,610            --         --          --           (41)          --        --          --
       Amount............  $ 26,551    $       --    $    --     $    --     $    (424)   $      --    $   --    $     --
Class B Shares...........       235            --         --          --            (1)          --        --          --
       Amount............  $  2,391    $       --    $    --     $    --     $     (15)   $      --    $   --    $     --
Class C Shares...........       737            --         --          --            @@           --        --          --
       Amount............  $  7,502    $       --    $    --     $    --            @@    $      --    $   --    $     --
Class Y Shares...........        10            --         --          --            --           --        --          --
       Amount............  $    100    $       --    $    --     $    --     $      --    $      --    $   --    $     --
FOCUS FUND:
Class A Shares...........       985         3,997         --          --        (2,225)      (2,518)       --          --
       Amount............  $  7,885    $   37,194    $    --     $    --     $ (17,497)   $ (20,394)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           ---------------------
                             2003         2002
                           ---------    --------
ADVISERS FUND:
Class A Shares...........      5,311      22,579
       Amount............  $  71,427    $333,036
Class B Shares...........     (3,058)      1,563
       Amount............  $ (39,062)   $ 32,260
Class C Shares...........     (3,635)         90
       Amount............  $ (47,453)   $  8,574
Class Y Shares...........        294      (3,563)
       Amount............  $   3,954    $(54,198)
CAPITAL APPRECIATION FUND
Class A Shares...........      5,903      17,321
       Amount............  $ 149,541    $464,355
Class B Shares...........        143       7,496
       Amount............  $   7,721    $196,362
Class C Shares...........      1,222       9,095
       Amount............  $  32,787    $235,783
Class Y Shares...........        554      (1,886)
       Amount............  $  13,194    $(54,635)
DISCIPLINED EQUITY FUND:
Class A Shares...........     (3,149)      4,190
       Amount............  $ (26,437)   $ 47,839
Class B Shares...........       (378)      1,039
       Amount............  $  (3,043)   $ 11,811
Class C Shares...........       (633)       (587)
       Amount............  $  (5,146)   $ (4,321)
Class Y Shares...........        (17)         35
       Amount............  $    (166)   $    364
DIVIDEND AND GROWTH FUND:
Class A Shares...........     21,835      25,974
       Amount............  $ 317,247    $410,049
Class B Shares...........      2,540       4,038
       Amount............  $  36,875    $ 64,289
Class C Shares...........      2,395       4,625
       Amount............  $  34,556    $ 73,195
Class Y Shares...........      1,535        (597)
       Amount............  $  21,916    $(10,771)
EQUITY INCOME FUND:
Class A Shares...........      2,569          --
       Amount............  $  26,127    $     --
Class B Shares...........        234          --
       Amount............  $   2,376    $     --
Class C Shares...........        737          --
       Amount............  $   7,502    $     --
Class Y Shares...........         10          --
       Amount............  $     100    $     --
FOCUS FUND:
Class A Shares...........     (1,240)      1,479
       Amount............  $  (9,612)   $ 16,800



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

--------------------------------------------------------------------------------

                                                      SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS       SHARES REDEEMED           FROM MERGER
                           ----------------------    --------------------    ----------------------    ------------------
                             2003         2002         2003        2002        2003         2002        2003       2002
                           --------    ----------    --------    --------    ---------    ---------    ------    --------
Class B Shares...........       257         1,013         --          --          (463)        (518)       --          --
       Amount............  $  2,008    $    9,398    $    --     $    --     $  (3,564)   $  (4,001)   $   --    $     --
Class C Shares...........       407         1,553         --          --          (883)        (732)       --          --
       Amount............  $  3,218    $   14,420    $    --     $    --     $  (6,741)   $  (5,785)   $   --    $     --
Class Y Shares...........        20            69         --          --            (9)          (1)       --          --
       Amount............  $    158    $      635    $    --     $    --     $     (80)   $     (10)   $   --    $     --
GLOBAL COMMUNICATIONS FUND:
Class A Shares...........       422           306         --          --          (132)        (107)       --          --
       Amount............  $  1,657    $    1,162    $    --     $    --     $    (494)   $    (376)   $   --    $     --
Class B Shares...........       133           123         --          --           (58)         (41)       --          --
       Amount............  $    526    $      440    $    --     $    --     $    (222)   $    (128)   $   --    $     --
Class C Shares...........        95            98         --          --           (41)         (60)       --          --
       Amount............  $    368    $      408    $    --     $    --     $    (146)   $    (218)   $   --    $     --
Class Y Shares...........        37            47         --          --           (31)          --        --          --
       Amount............  $    147    $      164    $    --     $    --     $    (128)   $      --    $   --    $     --
GLOBAL FINANCIAL SERVICES FUND:
Class A Shares...........       231           304          6          --          (145)        (154)       --          --
       Amount............  $  2,013    $    2,884    $    44     $    --     $  (1,230)   $  (1,390)   $   --    $     --
Class B Shares...........        73           164         --          --           (36)         (37)       --          --
       Amount............  $    613    $    1,540    $    --     $    --     $    (290)   $    (315)   $   --    $     --
Class C Shares...........        79           164         --          --           (66)         (63)       --          --
       Amount............  $    673    $    1,530    $    --     $    --     $    (522)   $    (529)   $   --    $     --
Class Y Shares...........         4            78          2          --           (22)          (1)       --          --
       Amount............  $     36    $      762    $    13     $    --     $    (191)   $      (8)   $   --    $     --
GLOBAL HEALTH FUND:
Class A Shares...........     3,203         6,349        228         154        (3,174)      (4,932)       --          --
       Amount............  $ 40,388    $   83,934    $ 2,589     $ 2,030     $ (38,579)   $ (61,196)   $   --    $     --
Class B Shares...........       700         1,729        102          64          (681)        (915)       --          --
       Amount............  $  8,608    $   22,654    $ 1,130     $   840     $  (7,941)   $ (10,740)   $   --    $     --
Class C Shares...........       725         1,583         98          69          (823)      (1,139)       --          --
       Amount............  $  9,058    $   20,910    $ 1,089     $   897     $  (9,659)   $ (13,533)   $   --    $     --
Class Y Shares...........        34            94          2           7           (34)        (345)       --          --
       Amount............  $    412    $    1,245    $    23     $    92     $    (413)   $  (4,828)   $   --    $     --
GLOBAL LEADERS FUND:
Class A Shares...........    24,925        38,303         --          --       (23,238)     (32,026)       --       6,063
       Amount............  $292,646    $  476,139    $    --     $    --     $(271,217)   $(410,391)   $   --    $ 81,253
Class B Shares...........       542           892         --          --        (1,130)      (1,468)       --       2,012
       Amount............  $  6,308    $   12,236    $    --     $    --     $ (12,914)   $ (17,733)   $   --    $ 26,325
Class C Shares...........       844         1,533         --          --        (1,932)      (3,154)       --         262
       Amount............  $  9,733    $   19,049    $    --     $    --     $ (22,148)   $ (38,398)   $   --    $  3,427
Class Y Shares...........       829           575         --          --           (39)        (644)       --          --
       Amount............  $ 10,182    $    7,234    $    --     $    --     $    (507)   $  (9,185)   $   --    $     --
GLOBAL TECHNOLOGY FUND:
Class A Shares...........     3,806         6,012         --          --        (3,043)      (6,044)       --          --
       Amount............  $ 14,169    $   26,713    $    --     $    --     $ (11,163)   $ (25,765)   $   --    $     --
Class B Shares...........       896           772         --          --          (626)        (739)       --          --
       Amount............  $  3,306    $    3,149    $    --     $    --     $  (2,176)   $  (2,751)   $   --    $     --
Class C Shares...........     1,253           742         --          --          (906)      (1,399)       --          --
       Amount............  $  4,613    $    3,146    $    --     $    --     $  (3,103)   $  (5,115)   $   --    $     --
Class Y Shares...........       242           516         --          --          (226)      (1,485)       --          --
       Amount............  $    921    $    2,264    $    --     $    --     $    (834)   $  (8,253)   $   --    $     --
GROWTH FUND:
Class A Shares...........     4,711           636         --          --          (462)        (134)       --          --
       Amount............  $ 65,217    $    8,247    $    --     $    --     $  (5,930)   $  (1,639)   $   --    $     --
Class B Shares...........       750           171         --          --           (64)         (14)       --          --
       Amount............  $  9,255    $    1,973    $    --     $    --     $    (743)   $    (147)   $   --    $     --
Class C Shares...........       807           181         --          --           (75)         (44)       --          --
       Amount............  $  9,924    $    2,077    $    --     $    --     $    (856)   $    (468)   $   --    $     --
Class H Shares...........       130           239         --           1          (568)        (735)       --          --
       Amount............  $  1,503    $    3,107    $    --     $    13     $  (6,564)   $  (8,866)   $   --    $     --
Class L Shares...........       993         1,044         --           8        (3,309)      (5,098)       --          --
       Amount............  $ 12,856    $   14,904    $    --     $   116     $ (42,188)   $ (68,367)   $   --    $     --
Class M Shares...........       163           285         --          @@          (438)        (460)       --          --
       Amount............  $  1,881    $    3,657    $    --     $    10     $  (4,962)   $  (5,592)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           ---------------------
                             2003         2002
                           ---------    --------
Class B Shares...........       (206)        495
       Amount............  $  (1,556)   $  5,397
Class C Shares...........       (476)        821
       Amount............  $  (3,523)   $  8,635
Class Y Shares...........         11          68
       Amount............  $      78    $    625
GLOBAL COMMUNICATIONS FUN
Class A Shares...........        290         199
       Amount............  $   1,163    $    786
Class B Shares...........         75          82
       Amount............  $     304    $    312
Class C Shares...........         54          38
       Amount............  $     222    $    190
Class Y Shares...........          6          47
       Amount............  $      19    $    164
GLOBAL FINANCIAL SERVICES
Class A Shares...........         92         150
       Amount............  $     827    $  1,494
Class B Shares...........         37         127
       Amount............  $     323    $  1,225
Class C Shares...........         13         101
       Amount............  $     151    $  1,001
Class Y Shares...........        (16)         77
       Amount............  $    (142)   $    754
GLOBAL HEALTH FUND:
Class A Shares...........        257       1,571
       Amount............  $   4,398    $ 24,768
Class B Shares...........        121         878
       Amount............  $   1,797    $ 12,754
Class C Shares...........         --         513
       Amount............  $     488    $  8,274
Class Y Shares...........          2        (244)
       Amount............  $      22    $ (3,491)
GLOBAL LEADERS FUND:
Class A Shares...........      1,687      12,340
       Amount............  $  21,429    $147,001
Class B Shares...........       (588)      1,436
       Amount............  $  (6,606)   $ 20,828
Class C Shares...........     (1,088)     (1,359)
       Amount............  $ (12,415)   $(15,922)
Class Y Shares...........        790         (69)
       Amount............  $   9,675    $ (1,951)
GLOBAL TECHNOLOGY FUND:
Class A Shares...........        763         (32)
       Amount............  $   3,006    $    948
Class B Shares...........        270          33
       Amount............  $   1,130    $    398
Class C Shares...........        347        (657)
       Amount............  $   1,510    $ (1,969)
Class Y Shares...........         16        (969)
       Amount............  $      87    $ (5,989)
GROWTH FUND:
Class A Shares...........      4,249         502
       Amount............  $  59,287    $  6,608
Class B Shares...........        686         157
       Amount............  $   8,512    $  1,826
Class C Shares...........        732         137
       Amount............  $   9,068    $  1,609
Class H Shares...........       (438)       (495)
       Amount............  $  (5,061)   $ (5,746)
Class L Shares...........     (2,316)     (4,046)
       Amount............  $ (29,332)   $(53,347)
Class M Shares...........       (275)       (175)
       Amount............  $  (3,081)   $ (1,925)



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                      SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS       SHARES REDEEMED           FROM MERGER
                           ----------------------    --------------------    ----------------------    ------------------
                             2003         2002         2003        2002        2003         2002        2003       2002
                           --------    ----------    --------    --------    ---------    ---------    ------    --------
Class N Shares...........        32            72         --          @@          (106)        (201)       --          --
       Amount............  $    378    $      952    $    --     $     2     $  (1,255)   $  (2,481)   $   --    $     --
Class Y Shares...........        --            @@         --          --            --           --        --          --
       Amount............  $     --    $        1    $    --     $    --     $      --    $      --    $   --    $     --
GROWTH OPPORTUNITIES FUND:
Class A Shares...........       757           289         --          --          (168)         (71)       --          --
       Amount............  $ 14,186    $    5,314    $    --     $    --     $  (2,947)   $  (1,171)   $   --    $     --
Class B Shares...........       201            69         --          --           (22)         (12)       --          --
       Amount............  $  3,353    $    1,159    $    --     $    --     $    (346)   $    (187)   $   --    $     --
Class C Shares...........       285           106         --          --           (73)         (41)       --          --
       Amount............  $  4,860    $    1,612    $    --     $    --     $  (1,137)   $    (596)   $   --    $     --
Class H Shares...........       209           316         --          36          (684)        (643)       --          --
       Amount............  $  3,188    $    5,424    $    --     $   647     $ (10,526)   $ (10,604)   $   --    $     --
Class L Shares...........     1,072         1,473         --         311        (3,729)      (5,768)       --          --
       Amount............  $ 18,661    $   28,880    $    --     $ 6,190     $ (63,752)   $(107,309)   $   --    $     --
Class M Shares...........       137           214         --          17          (323)        (320)       --          --
       Amount............  $  2,091    $    3,662    $    --     $   322     $  (4,908)   $  (5,191)   $   --    $     --
Class N Shares...........        24            42         --           4           (76)         (96)       --          --
       Amount............  $    364    $      744    $    --     $    73     $  (1,144)   $  (1,657)   $   --    $     --
Class Y Shares...........        --            @@         --          --            --           --        --          --
       Amount............  $     --    $        1    $    --     $    --     $      --    $      --    $   --    $     --
Class Z Shares...........        63            59         --          48          (289)      (3,218)       --          --
       Amount............  $  1,121    $    1,299    $    --     $   983     $  (5,364)   $ (70,413)   $   --    $     --
HIGH YIELD FUND:
Class A Shares...........    21,777         9,501      1,432         887       (10,570)      (6,676)       --       5,090
       Amount............  $164,279    $   74,745    $10,772     $ 6,677     $ (80,037)   $ (51,831)   $   --    $ 41,430
Class B Shares...........     4,300         2,251        385         270        (2,167)      (1,863)       --       3,935
       Amount............  $ 32,275    $   17,344    $ 2,883     $ 2,020     $ (16,295)   $ (14,165)   $   --    $ 31,948
Class C Shares...........     5,820         4,021        373         283        (2,401)      (1,872)       --         337
       Amount............  $ 44,021    $   31,627    $ 2,801     $ 2,141     $ (18,087)   $ (14,323)   $   --    $  2,737
Class Y Shares...........        --            54         @@           9            --         (561)       --          --
       Amount............  $     --    $      469         @@     $    75     $      --    $  (4,796)   $   --    $     --
INCOME FUND:
Class A Shares...........       924           800         56          --          (276)          --        --          --
       Amount............  $  9,639    $    8,000    $   583     $    --     $  (2,873)   $      --    $   --    $     --
Class B Shares...........       435           100         10          --           (98)          --        --          --
       Amount............  $  4,536    $    1,000    $   101     $    --     $  (1,022)   $      --    $   --    $     --
Class C Shares...........       481           100         11          --          (113)          --        --          --
       Amount............  $  5,041    $    1,000    $   111     $    --     $  (1,182)   $      --    $   --    $     --
INFLATION PLUS FUND:
Class A Shares...........    16,391           800        154          --        (3,896)          --        --          --
       Amount............  $171,999    $    8,002    $ 1,621     $    --     $ (40,833)   $      --    $   --    $     --
Class B Shares...........     7,264           100         50          --        (1,023)          --        --          --
       Amount............  $ 76,272    $    1,000    $   521     $    --     $ (10,706)   $      --    $   --    $     --
Class C Shares...........    17,734           100        114          --        (2,876)          --        --          --
       Amount............  $186,158    $    1,000    $ 1,191     $    --     $ (30,131)   $      --    $   --    $     --
INTERNATIONAL CAPITAL APPRECIATION FUND:
Class A Shares...........     2,549         1,535          1          --        (2,042)      (1,201)       --          --
       Amount............  $ 20,230    $   11,891    $     5     $    --     $ (15,786)   $  (9,277)   $   --    $     --
Class B Shares...........       320           104         --          --          (212)         (28)       --          --
       Amount............  $  2,602    $      840    $    --     $    --     $  (1,694)   $    (219)   $   --    $     --
Class C Shares...........     1,095           277         --          --          (974)        (199)       --          --
       Amount............  $  8,473    $    2,073    $    --     $    --     $  (7,562)   $  (1,468)   $   --    $     --
Class Y Shares...........        --            --         @@          --            --           --        --          --
       Amount............  $     --    $       --    $     1     $    --     $      --    $      --    $   --    $     --
INTERNATIONAL OPPORTUNITIES FUND:
Class A Shares...........    25,564        71,750         --          --       (26,722)     (72,603)       --       1,418
       Amount............  $206,831    $  672,351    $    --     $    --     $(217,754)   $(685,079)   $   --    $ 12,538
Class B Shares...........       396           347         --          --          (596)        (643)       --         636
       Amount............  $  3,188    $    3,098    $    --     $    --     $  (4,723)   $  (5,676)   $   --    $  5,906
Class C Shares...........     6,856         6,014         --          --        (6,993)      (6,399)       --          77
       Amount............  $ 53,002    $   49,239    $    --     $    --     $ (54,300)   $ (53,383)   $   --    $    711
Class Y Shares...........       589         1,255         --          --          (532)      (2,501)       --          --
       Amount............  $  5,041    $   12,179    $    --     $    --     $  (4,536)   $ (25,586)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           ---------------------
                             2003         2002
                           ---------    --------
Class N Shares...........        (74)       (130)
       Amount............  $    (877)   $ (1,527)
Class Y Shares...........         --          @@
       Amount............  $      --    $      1
GROWTH OPPORTUNITIES FUND
Class A Shares...........        589         218
       Amount............  $  11,239    $  4,143
Class B Shares...........        179          57
       Amount............  $   3,007    $    972
Class C Shares...........        212          65
       Amount............  $   3,723    $  1,016
Class H Shares...........       (475)       (291)
       Amount............  $  (7,338)   $ (4,533)
Class L Shares...........     (2,657)     (3,984)
       Amount............  $ (45,091)   $(72,239)
Class M Shares...........       (186)        (89)
       Amount............  $  (2,817)   $ (1,207)
Class N Shares...........        (52)        (50)
       Amount............  $    (780)   $   (840)
Class Y Shares...........         --          @@
       Amount............  $      --    $      1
Class Z Shares...........       (226)     (3,111)
       Amount............  $  (4,243)   $(68,131)
HIGH YIELD FUND:
Class A Shares...........     12,639       8,802
       Amount............  $  95,014    $ 71,021
Class B Shares...........      2,518       4,593
       Amount............  $  18,863    $ 37,147
Class C Shares...........      3,792       2,769
       Amount............  $  28,735    $ 22,182
Class Y Shares...........         --        (498)
       Amount............  $      --    $ (4,252)
INCOME FUND:
Class A Shares...........        704         800
       Amount............  $   7,349    $  8,000
Class B Shares...........        847         100
       Amount............  $   3,615    $  1,000
Class C Shares...........        379         100
       Amount............  $   3,970    $  1,000
INFLATION PLUS FUND:
Class A Shares...........     12,649         800
       Amount............  $ 132,787    $  8,002
Class B Shares...........      6,291         100
       Amount............  $  66,087    $  1,000
Class C Shares...........     14,972         100
       Amount............  $ 157,218    $  1,000
INTERNATIONAL CAPITAL APP
Class A Shares...........        508         334
       Amount............  $   4,449    $  2,614
Class B Shares...........        108          76
       Amount............  $     908    $    621
Class C Shares...........        121          78
       Amount............  $     911    $    605
Class Y Shares...........         @@          --
       Amount............  $       1    $     --
INTERNATIONAL OPPORTUNITI
Class A Shares...........     (1,158)        565
       Amount............  $ (10,923)   $   (190)
Class B Shares...........       (200)        340
       Amount............  $  (1,535)   $  3,328
Class C Shares...........       (137)       (308)
       Amount............  $  (1,298)   $ (3,433)
Class Y Shares...........         57      (1,246)
       Amount............  $     505    $(13,407)



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

--------------------------------------------------------------------------------

                                                      SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS       SHARES REDEEMED           FROM MERGER
                           ----------------------    --------------------    ----------------------    ------------------
                             2003         2002         2003        2002        2003         2002        2003       2002
                           --------    ----------    --------    --------    ---------    ---------    ------    --------
INTERNATIONAL SMALL COMPANY FUND:
Class A Shares...........     1,516         1,081          1          --        (1,113)        (777)       --          --
       Amount............  $ 14,976    $   10,260    $    10     $    --     $ (10,846)   $  (7,309)   $   --    $     --
Class B Shares...........       101           123         --          --           (38)         (43)       --          --
       Amount............  $  1,105    $    1,160    $    --     $    --     $    (408)   $    (386)   $   --    $     --
Class C Shares...........       332            86         --          --          (200)         (30)       --          --
       Amount............  $  3,285    $      774    $    --     $    --     $  (1,861)   $    (247)   $   --    $     --
Class Y Shares...........     1,855            91          1          --           (38)          (6)       --          --
       Amount............  $ 21,094    $      827    $     7     $    --     $    (432)   $     (61)   $   --    $     --
MIDCAP FUND:
Class A Shares...........    31,557        16,040         --          --        (8,330)      (7,584)       --          --
       Amount............  $556,422    $  269,742    $    --     $    --     $(142,582)   $(127,935)   $   --    $     --
Class B Shares...........     6,247         4,128         --          --        (2,513)      (2,799)       --          --
       Amount............  $104,470    $   67,559    $    --     $    --     $ (40,772)   $ (45,504)   $   --    $     --
Class C Shares...........     9,074         4,901         --          --        (3,257)      (4,256)       --          --
       Amount............  $152,841    $   80,204    $    --     $    --     $ (53,133)   $ (69,945)   $   --    $     --
Class Y Shares...........     2,757         1,373         --          --          (516)      (2,766)       --          --
       Amount............  $ 48,718    $   24,730    $    --     $    --     $  (9,080)   $ (48,769)   $   --    $     --
MIDCAP VALUE FUND:
Class A Shares...........     4,780        10,353         --          --        (2,373)      (2,173)       --          --
       Amount............  $ 46,718    $  102,514    $    --     $    --     $ (21,563)   $ (19,494)   $   --    $     --
Class B Shares...........     1,287         2,914         --          --          (694)        (542)       --          --
       Amount............  $ 12,186    $   28,637    $    --     $    --     $  (6,151)   $  (4,912)   $   --    $     --
Class C Shares...........     1,597         3,687         --          --        (1,054)        (837)       --          --
       Amount............  $ 15,411    $   35,966    $    --     $    --     $  (9,784)   $  (7,287)   $   --    $     --
Class Y Shares...........        --            --         --          --           (27)          --        --          --
       Amount............  $     --    $       --    $    --     $    --     $    (279)   $      --    $   --    $     --
MONEY MARKET FUND:
Class A Shares...........   445,008     1,017,129        873       2,029      (502,544)    (997,122)       --     194,078
       Amount............  $445,008    $1,017,129    $   873     $ 2,029     $(502,544)   $(997,122)   $   --    $194,078
Class B Shares...........    53,900       109,766          4         204       (85,220)     (65,167)       --       5,247
       Amount............  $ 53,900    $  109,766    $     4     $   204     $ (85,220)   $ (65,167)   $   --    $  5,247
Class C Shares...........    78,941       113,576          3         202      (114,883)    (102,381)       --         624
       Amount............  $ 78,941    $  113,576    $     3     $   202     $(114,883)   $(102,381)   $   --    $    624
Class Y Shares...........     1,293        12,352         17         123        (2,963)     (42,969)       --          --
       Amount............  $  1,293    $   12,352    $    17     $   123     $  (2,963)   $ (42,969)   $   --    $     --
SHORT DURATION FUND:
Class A Shares...........     3,485           800         59          --        (1,114)          --        --          --
       Amount............  $ 35,368    $    8,002    $   595     $    --     $ (11,302)   $      --    $   --    $     --
Class B Shares...........     1,336           100         14          --          (443)          --        --          --
       Amount............  $ 13,547    $    1,000    $   142     $    --     $  (4,498)   $      --    $   --    $     --
Class C Shares...........     4,226           100         39          --        (1,342)          --        --          --
       Amount............  $ 42,908    $    1,000    $   397     $    --     $ (13,624)   $      --    $   --    $     --
SMALL COMPANY FUND:
Class A Shares...........     4,197         6,686         --          --        (3,992)      (6,688)       --          --
       Amount............  $ 48,158    $   83,361    $    --     $    --     $ (43,568)   $ (81,570)   $   --    $     --
Class B Shares...........       656         1,061         --          --          (719)      (1,001)       --          --
       Amount............  $  7,407    $   12,844    $    --     $    --     $  (7,431)   $ (11,001)   $   --    $     --
Class C Shares...........     1,028         1,185         --          --        (1,291)      (1,518)       --          --
       Amount............  $ 11,105    $   14,298    $    --     $    --     $ (13,027)   $ (16,980)   $   --    $     --
Class Y Shares...........       440           440         --          --          (519)      (2,094)       --          --
       Amount............  $  5,313    $    5,800    $    --     $    --     $  (5,847)   $ (27,145)   $   --    $     --
SMALLCAP GROWTH FUND:
Class A Shares...........       833           357         --          --          (289)        (135)       --          --
       Amount............  $ 15,670    $    6,601    $    --     $    --     $  (5,298)   $  (2,250)   $   --    $     --
Class B Shares...........       233           132         --          --           (42)         (10)       --          --
       Amount............  $  4,143    $    2,283    $    --     $    --     $    (697)   $    (176)   $   --    $     --
Class C Shares...........       193           114         --          --           (51)         (14)       --          --
       Amount............  $  3,421    $    1,948    $    --     $    --     $    (935)   $    (194)   $   --    $     --
Class H Shares...........        82           149         --          23          (255)        (313)       --          --
       Amount............  $  1,313    $    2,732    $    --     $   416     $  (4,092)   $  (5,571)   $   --    $     --
Class L Shares...........       382           830         --         103        (1,019)      (1,757)       --          --
       Amount............  $  6,709    $   16,839    $    --     $ 2,032     $ (17,832)   $ (34,722)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           ---------------------
                             2003         2002
                           ---------    --------
INTERNATIONAL SMALL COMPA
Class A Shares...........        404         304
       Amount............  $   4,140    $  2,951
Class B Shares...........         63          80
       Amount............  $     697    $    774
Class C Shares...........        132          56
       Amount............  $   1,424    $    527
Class Y Shares...........      1,818          85
       Amount............  $  20,669    $    766
MIDCAP FUND:
Class A Shares...........     23,227       8,456
       Amount............  $ 413,840    $141,807
Class B Shares...........      3,734       1,329
       Amount............  $  63,698    $ 22,055
Class C Shares...........      5,817         645
       Amount............  $  99,708    $ 10,259
Class Y Shares...........      2,241      (1,393)
       Amount............  $  39,638    $(24,039)
MIDCAP VALUE FUND:
Class A Shares...........      2,407       8,180
       Amount............  $  25,155    $ 83,020
Class B Shares...........        593       2,372
       Amount............  $   6,035    $ 23,725
Class C Shares...........        543       2,850
       Amount............  $   5,627    $ 28,679
Class Y Shares...........        (27)         --
       Amount............  $    (279)   $     --
MONEY MARKET FUND:
Class A Shares...........    (56,663)    216,114
       Amount............  $ (56,663)   $216,114
Class B Shares...........    (31,316)     50,050
       Amount............  $ (31,316)   $ 50,050
Class C Shares...........    (35,939)     12,021
       Amount............  $ (35,939)   $ 12,021
Class Y Shares...........     (1,653)    (30,494)
       Amount............  $  (1,653)   $(30,494)
SHORT DURATION FUND:
Class A Shares...........      2,430         800
       Amount............  $  24,661    $  8,002
Class B Shares...........        907         100
       Amount............  $   9,191    $  1,000
Class C Shares...........      2,923         100
       Amount............  $  29,681    $  1,000
SMALL COMPANY FUND:
Class A Shares...........        205          (2)
       Amount............  $   4,590    $  1,791
Class B Shares...........        (63)         60
       Amount............  $     (24)   $  1,843
Class C Shares...........       (263)       (333)
       Amount............  $  (1,922)   $ (2,682)
Class Y Shares...........        (79)     (1,654)
       Amount............  $    (534)   $(21,345)
SMALLCAP GROWTH FUND:
Class A Shares...........        544         222
       Amount............  $  10,372    $  4,351
Class B Shares...........        191         122
       Amount............  $   3,446    $  2,107
Class C Shares...........        142         100
       Amount............  $   2,486    $  1,754
Class H Shares...........       (173)       (141)
       Amount............  $  (2,779)   $ (2,423)
Class L Shares...........       (637)       (824)
       Amount............  $ (11,123)   $(15,851)



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                      SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS       SHARES REDEEMED           FROM MERGER
                           ----------------------    --------------------    ----------------------    ------------------
                             2003         2002         2003        2002        2003         2002        2003       2002
                           --------    ----------    --------    --------    ---------    ---------    ------    --------
Class M Shares...........        84           133         --          18          (183)        (220)       --          --
       Amount............  $  1,347    $    2,366    $    --     $   328     $  (2,943)   $  (3,773)   $   --    $     --
Class N Shares...........        29            40         --           6           (69)         (82)       --          --
       Amount............  $    464    $      728    $    --     $   116     $  (1,052)   $  (1,470)   $   --    $     --
Class Y Shares...........        --            @@         --          --            --           --        --          --
       Amount............  $     --    $        1    $    --     $    --     $      --    $      --    $   --    $     --
STOCK FUND:
Class A Shares...........     8,443        18,429         --          --       (12,312)     (15,369)       --          --
       Amount............  $123,104    $  311,199    $    --     $    --     $(177,679)   $(238,440)   $   --    $     --
Class B Shares...........     1,969         4,217         --          --        (4,275)      (6,336)       --          --
       Amount............  $ 27,216    $   68,344    $    --     $    --     $ (58,344)   $ (92,861)   $   --    $     --
Class C Shares...........     2,360         5,277         --          --        (5,967)      (7,933)       --          --
       Amount............  $ 32,634    $   85,205    $    --     $    --     $ (82,117)   $(117,952)   $   --    $     --
Class Y Shares...........     1,029           986         --          --          (888)        (135)       --          --
       Amount............  $ 15,485    $   15,761    $    --     $    --     $ (11,848)   $  (2,507)   $   --    $     --
TAX-FREE CALIFORNIA FUND:
Class A Shares...........       334           800         36          --           (82)          --        --          --
       Amount............  $  3,372    $    8,000    $   363     $    --     $    (818)   $      --    $   --    $     --
Class B Shares...........        86           100          4          --            (6)          --        --          --
       Amount............  $    864    $    1,000    $    46     $    --     $     (58)   $      --    $   --    $     --
Class C Shares...........        23           100          3          --            (2)          --        --          --
       Amount............  $    227    $    1,000    $    35     $    --     $     (20)   $      --    $   --    $     --
TAX-FREE MINNESOTA FUND:
Class A Shares...........       252           208         10           2          (150)         (12)       --          --
       Amount............  $  2,656    $    2,183    $   103     $    16     $  (1,569)   $    (124)   $   --    $     --
Class B Shares...........        48            25          1          --           (21)          (2)       --          --
       Amount............  $    506    $      258    $    11     $     1     $    (220)   $     (21)   $   --    $     --
Class C Shares...........        21            29          1          --           (12)          --        --          --
       Amount............  $    228    $      303    $    11     $     2     $    (127)   $      --    $   --    $     --
Class E Shares...........        36            69         93          76          (281)        (274)       --          --
       Amount............  $    377    $      717    $   985     $   792     $  (2,970)   $  (2,834)   $   --    $     --
Class H Shares...........        --            --          1           2           (41)         (52)       --          --
       Amount............  $     --    $       --    $     6     $    19     $    (433)   $    (536)   $   --    $     --
Class L Shares...........        38            22         10           9           (88)         (52)       --          --
       Amount............  $    403    $      219    $   111     $    94     $    (929)   $    (537)   $   --    $     --
Class M Shares...........         1             3          1           1           (12)         (25)       --          --
       Amount............  $      6    $       34    $    15     $    12     $    (128)   $    (258)   $   --    $     --
Class N Shares...........         1             2          1          --            (1)          (2)       --          --
       Amount............  $     14    $       26    $     5     $     3     $     (10)   $     (30)   $   --    $     --
Class Y Shares...........        --            @@         @@          --            --           --        --          --
       Amount............  $     --    $        1         @@     $    --     $      --    $      --    $   --    $     --
TAX-FREE NATIONAL FUND:
Class A Shares...........     2,067         1,189         66           8        (1,275)        (116)       --          --
       Amount............  $ 23,066    $   13,321    $   736     $    93     $ (14,174)   $  (1,304)   $   --    $     --
Class B Shares...........       411           380         19           2          (166)         (46)       --          --
       Amount............  $  4,558    $    4,241    $   209     $    24     $  (1,827)   $    (515)   $   --    $     --
Class C Shares...........       661           312         18           1          (269)         (35)       --          --
       Amount............  $  7,349    $    3,487    $   196     $    19     $  (2,975)   $    (396)   $   --    $     --
Class E Shares...........        28            64        155         102          (604)        (465)       --          --
       Amount............  $    307    $      708    $ 1,718     $ 1,125     $  (6,762)   $  (5,124)   $   --    $     --
Class H Shares...........        @@            16         10           7          (110)        (185)       --          --
       Amount............  $      7    $      182    $   110     $    79     $  (1,211)   $  (2,029)   $   --    $     --
Class L Shares...........        90            57         32          21          (100)        (143)       --          --
       Amount............  $    993    $      625    $   351     $   227     $  (1,110)   $  (1,565)   $   --    $     --
Class M Shares...........         1            19          6           4           (33)         (40)       --          --
       Amount............  $      9    $      209    $    72     $    48     $    (368)   $    (445)   $   --    $     --
Class N Shares...........         3            18          2           2            (4)         (14)       --          --
       Amount............  $     34    $      199    $    30     $    18     $     (46)   $    (161)   $   --    $     --
Class Y Shares...........        --            @@         @@          --            --           --        --          --
       Amount............  $     --    $        1         @@     $    --     $      --    $      --    $   --    $     --
TAX-FREE NEW YORK FUND:
Class A Shares...........        21           800         28          --            (2)          --        --          --
       Amount............  $    218    $    8,000    $   284     $    --     $     (22)   $      --    $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           ---------------------
                             2003         2002
                           ---------    --------
Class M Shares...........        (99)        (69)
       Amount............  $  (1,596)   $ (1,079)
Class N Shares...........        (40)        (36)
       Amount............  $    (588)   $   (626)
Class Y Shares...........         --          @@
       Amount............  $      --    $      1
STOCK FUND:
Class A Shares...........     (3,869)      3,060
       Amount............  $ (54,575)   $ 72,759
Class B Shares...........     (2,306)     (2,119)
       Amount............  $ (31,128)   $(24,517)
Class C Shares...........     (3,607)     (2,656)
       Amount............  $ (49,483)   $(32,747)
Class Y Shares...........        141         851
       Amount............  $   3,637    $ 13,254
TAX-FREE CALIFORNIA FUND:
Class A Shares...........        288         800
       Amount............  $   2,917    $  8,000
Class B Shares...........         84         100
       Amount............  $     852    $  1,000
Class C Shares...........         24         100
       Amount............  $     242    $  1,000
TAX-FREE MINNESOTA FUND:
Class A Shares...........        112         198
       Amount............  $   1,190    $  2,075
Class B Shares...........         28          23
       Amount............  $     297    $    238
Class C Shares...........         10          29
       Amount............  $     112    $    305
Class E Shares...........       (152)       (129)
       Amount............  $  (1,608)   $ (1,325)
Class H Shares...........        (40)        (50)
       Amount............  $    (427)   $   (517)
Class L Shares...........        (40)        (21)
       Amount............  $    (415)   $   (224)
Class M Shares...........        (10)        (21)
       Amount............  $    (107)   $   (212)
Class N Shares...........          1          @@
       Amount............  $       9    $     (1)
Class Y Shares...........         --          @@
       Amount............  $      @@    $      1
TAX-FREE NATIONAL FUND:
Class A Shares...........        858       1,081
       Amount............  $   9,628    $ 12,110
Class B Shares...........        264         336
       Amount............  $   2,940    $  3,750
Class C Shares...........        410         278
       Amount............  $   4,570    $  3,110
Class E Shares...........       (421)       (299)
       Amount............  $  (4,737)   $ (3,291)
Class H Shares...........       (100)       (162)
       Amount............  $  (1,094)   $ (1,768)
Class L Shares...........         22         (65)
       Amount............  $     234    $   (713)
Class M Shares...........        (26)        (17)
       Amount............  $    (287)   $   (188)
Class N Shares...........          1           6
       Amount............  $      18    $     56
Class Y Shares...........         --          @@
       Amount............  $      --    $      1
TAX-FREE NEW YORK FUND:
Class A Shares...........         47         800
       Amount............  $     480    $  8,000



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

--------------------------------------------------------------------------------

                                                      SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS       SHARES REDEEMED           FROM MERGER
                           ----------------------    --------------------    ----------------------    ------------------
                             2003         2002         2003        2002        2003         2002        2003       2002
                           --------    ----------    --------    --------    ---------    ---------    ------    --------
Class B Shares...........        11           100          3          --           (10)          --        --          --
       Amount............  $    109    $    1,000    $    28     $    --     $    (101)   $      --    $   --    $     --
Class C Shares...........        37           100          3          --            (3)          --        --          --
       Amount............  $    378    $    1,000    $    34     $    --     $     (34)   $      --    $   --    $     --
TOTAL RETURN BOND FUND:
Class A Shares...........    20,815        41,344      1,161         741       (17,801)     (33,367)       --          --
       Amount............  $230,384    $  440,630    $12,816     $ 7,890     $(196,901)   $(355,641)   $   --    $     --
Class B Shares...........     3,361         6,149        405         277        (3,330)      (2,452)       --          --
       Amount............  $ 37,093    $   65,306    $ 4,445     $ 2,942     $ (36,783)   $ (25,988)   $   --    $     --
Class C Shares...........     4,024         8,311        407         289        (4,503)      (4,332)       --          --
       Amount............  $ 44,598    $   88,545    $ 4,477     $ 3,072     $ (49,934)   $ (46,166)   $   --    $     --
Class Y Shares...........     3,008         2,085        261         191        (1,577)      (2,587)       --          --
       Amount............  $ 33,786    $   22,377    $ 2,916     $ 2,051     $ (17,751)   $ (27,678)   $   --    $     --
U.S. GOVERNMENT SECURITIES FUND:
Class A Shares...........    11,235         9,877        314          61       (12,412)      (2,321)       --          --
       Amount............  $111,585    $   96,314    $ 3,103     $   597     $(122,873)   $ (22,790)   $   --    $     --
Class B Shares...........     2,842         4,502        148          25        (3,017)        (535)       --          --
       Amount............  $ 28,199    $   43,685    $ 1,464     $   245     $ (29,559)   $  (5,225)   $   --    $     --
Class C Shares...........     5,479         5,728        100          20        (6,954)      (1,610)       --          --
       Amount............  $ 54,470    $   55,648    $   985     $   199     $ (68,476)   $ (15,728)   $   --    $     --
Class E Shares...........       264           562        516         531        (2,526)      (4,688)       --          --
       Amount............  $  2,616    $    5,375    $ 5,089     $ 5,069     $ (24,872)   $ (44,397)   $   --    $     --
Class H Shares...........        30           156         25          29          (350)        (354)       --          --
       Amount............  $    299    $    1,495    $   241     $   271     $  (3,443)   $  (3,383)   $   --    $     --
Class L Shares...........       351         3,304        168         170        (1,017)      (3,941)       --          --
       Amount............  $  3,476    $   31,232    $ 1,662     $ 1,622     $ (10,045)   $ (37,337)   $   --    $     --
Class M Shares...........        51           183         19          19          (271)        (207)       --          --
       Amount............  $    510    $    1,737    $   187     $   184     $  (2,658)   $  (1,976)   $   --    $     --
Class N Shares...........        12            33          6           6           (48)        (101)       --          --
       Amount............  $    120    $      315    $    56     $    62     $    (476)   $    (961)   $   --    $     --
Class Y Shares...........        --            @@         @@          @@            --           --        --          --
       Amount............  $     --    $        1         @@          @@     $      --    $      --    $   --    $     --
VALUE FUND:
Class A Shares...........     1,775         3,339         30           8        (1,040)        (916)       --          --
       Amount............  $ 14,409    $   30,840    $   231     $    78     $  (8,159)   $  (7,524)   $   --    $     --
Class B Shares...........       275           642         --           1          (144)        (173)       --          --
       Amount............  $  2,202    $    5,842    $    --     $    11     $  (1,118)   $  (1,383)   $   --    $     --
Class C Shares...........       328         1,019         --           3          (383)        (340)       --          --
       Amount............  $  2,572    $    9,226    $    --     $    27     $  (3,003)   $  (2,813)   $   --    $     --
Class Y Shares...........        @@            --         --          @@           (27)          --        --          --
       Amount............  $      3    $       --    $    --     $     2     $    (229)   $      --    $   --    $     --
VALUE OPPORTUNITIES FUND:
Class A Shares...........       384           309         --          --          (178)         (28)       --          --
       Amount............  $  4,094    $    3,321    $    --     $    --     $  (1,747)   $    (267)   $   --    $     --
Class B Shares...........       126            63         --          --           (12)          (9)       --          --
       Amount............  $  1,291    $      650    $    --     $    --     $    (123)   $     (93)   $   --    $     --
Class C Shares...........       106            50         --          --           (15)          (1)       --          --
       Amount............  $  1,098    $      501    $    --     $    --     $    (138)   $      (5)   $   --    $     --
Class H Shares...........        40            71         --          49          (110)        (167)       --          --
       Amount............  $    371    $      773    $    --     $   542     $  (1,049)   $  (1,740)   $   --    $     --
Class L Shares...........       156           416         --         160          (414)        (784)       --          --
       Amount............  $  1,619    $    4,918    $    --     $ 1,848     $  (4,185)   $  (8,539)   $   --    $     --
Class M Shares...........        65           177         --          52          (124)        (227)       --          --
       Amount............  $    621    $    1,988    $    --     $   576     $  (1,196)   $  (2,338)   $   --    $     --
Class N Shares...........        14            23         --          16           (39)         (70)       --          --
       Amount............  $    135    $      263    $    --     $   183     $    (360)   $    (747)   $   --    $     --
Class Y Shares...........        --            @@         --          --            --           --        --          --
       Amount............  $     --    $        1    $    --     $    --     $      --    $      --    $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           ---------------------
                             2003         2002
                           ---------    --------
Class B Shares...........          4         100
       Amount............  $      36    $  1,000
Class C Shares...........         37         100
       Amount............  $     378    $  1,000
TOTAL RETURN BOND FUND:
Class A Shares...........      4,175       8,718
       Amount............  $  46,299    $ 92,879
Class B Shares...........        436       3,974
       Amount............  $   4,755    $ 42,260
Class C Shares...........        (72)      4,268
       Amount............  $    (859)   $ 45,451
Class Y Shares...........      1,692        (311)
       Amount............  $  18,951    $ (3,250)
U.S. GOVERNMENT SECURITIE
Class A Shares...........       (863)      7,617
       Amount............  $  (8,185)   $ 74,121
Class B Shares...........        (27)      3,992
       Amount............  $     104    $ 38,705
Class C Shares...........     (1,375)      4,138
       Amount............  $ (13,021)   $ 40,119
Class E Shares...........     (1,746)     (3,595)
       Amount............  $ (17,167)   $(33,953)
Class H Shares...........       (295)       (169)
       Amount............  $  (2,903)   $ (1,617)
Class L Shares...........       (498)       (467)
       Amount............  $  (4,907)   $ (4,483)
Class M Shares...........       (201)         (5)
       Amount............  $  (1,961)   $    (55)
Class N Shares...........        (30)        (62)
       Amount............  $    (300)   $   (584)
Class Y Shares...........         @@          @@
       Amount............         @@    $      1
VALUE FUND:
Class A Shares...........        765       2,431
       Amount............  $   6,481    $ 23,394
Class B Shares...........        131         470
       Amount............  $   1,084    $  4,470
Class C Shares...........        (55)        682
       Amount............  $    (431)   $  6,440
Class Y Shares...........        (27)         @@
       Amount............  $    (226)   $      2
VALUE OPPORTUNITIES FUND:
Class A Shares...........        206         281
       Amount............  $   2,347    $  3,054
Class B Shares...........        114          54
       Amount............  $   1,168    $    557
Class C Shares...........         91          49
       Amount............  $     960    $    496
Class H Shares...........        (70)        (47)
       Amount............  $    (678)   $   (425)
Class L Shares...........       (258)       (208)
       Amount............  $  (2,566)   $ (1,773)
Class M Shares...........        (59)          2
       Amount............  $    (575)   $    226
Class N Shares...........        (25)        (31)
       Amount............  $    (225)   $   (301)
Class Y Shares...........         --          @@
       Amount............  $      --    $      1



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 OCTOBER 31, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

7. RECLASSIFICATION OF CAPITAL ACCOUNTS: In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency and passive foreign investment company (PFIC) income classifications, and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the period ended October 31, 2003, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                              UNDISTRIBUTED    ACCUMULATED
                                              NET INVESTMENT   NET REALIZED   PAID-IN-
                                                  INCOME       GAIN (LOSS)    CAPITAL
                                              --------------   ------------   --------
    Advisers Fund...........................     $   123         $   (123)    $     --
    Capital Appreciation Fund...............      15,762            1,449      (17,211)
    Dividend and Growth Fund................         280               12         (292)
    Equity Income Fund......................           7               --           (7)
    Focus Fund..............................         638               --         (638)
    Global Communications Fund..............          17                6          (23)
    Global Financial Services Fund..........           2               (2)          --
    Global Health Fund......................       1,913           (1,081)        (832)
    Global Leaders Fund.....................       2,379              (88)      (2,291)
    Global Technology Fund..................         739               --         (739)
    Growth Fund.............................       1,780               --       (1,780)
    Growth Opportunities Fund...............       3,535               --       (3,535)
    High Yield Fund.........................       1,778          (15,403)      13,625
    Income Fund.............................          53              (20)         (33)
    Inflation Plus Fund.....................          42               --          (42)
    International Capital Appreciation
      Fund..................................          49              (49)          --
    International Opportunities Fund........          12               (5)          (7)
    International Small Company Fund........           3               (3)          --
    MidCap Fund.............................      14,260              (19)     (14,241)
    MidCap Value Fund.......................       1,112               77       (1,189)
    Money Market Fund.......................           8               (8)          --
    Short Duration Fund.....................          35               --          (35)
    Small Company Fund......................       2,963               12       (2,975)
    SmallCap Growth Fund....................       1,410               16       (1,426)
    Stock Fund..............................         154               --         (154)
    Tax-Free California Fund................          37               --          (37)
    Tax-Free New York Fund..................          38               --          (38)
    Total Return Bond Fund..................       7,241           (7,241)          --
    U.S. Government Securities Fund.........         354           17,873      (18,227)
    Value Opportunities Fund................         159               --         (159)

8. CAPITAL LOSS CARRYFORWARDS: As of October 31, 2003 (tax year-end), the following Funds had capital loss carryforwards for U.S. federal income tax purposes of approximately:

                                                               YEAR OF
    FUND                                            AMOUNT    EXPIRATION
    ----                                           --------   ----------
    Advisers Fund................................  $357,815   2009-2011
    Capital Appreciation Fund....................   791,427   2009-2011
    Disciplined Equity Fund......................   129,537   2009-2011
    Dividend and Growth Fund.....................    51,709   2010-2011
    Focus Fund...................................    30,183   2009-2011
    Global Communications Fund...................     7,672   2009-2011
    Global Financial Services Fund...............     2,480   2009-2011
    Global Leaders Fund..........................   161,940   2009-2010
    Global Technology Fund.......................    65,114   2009-2010
    Growth Fund..................................    87,248   2009-2011
    Growth Opportunities Fund....................   151,238   2009-2010
    High Yield Fund..............................    86,634   2007-2011
    Income Fund..................................        20        2011
    International Opportunities Fund.............    57,670   2009-2011
    MidCap Fund..................................   122,776   2009-2010
    MidCap Value Fund............................       474   2009-2010
    Short Duration Fund..........................       221        2011
    Small Company Fund...........................   108,923   2009-2010
    SmallCap Growth Fund.........................    84,008   2009-2011
    Stock Fund...................................   570,537   2009-2011
    Tax-Free California Fund.....................        80        2011
    U.S. Government Securities Fund..............    10,866   2004-2011
    Value........................................     7,069   2010-2011
    Value Opportunities Fund.....................     9,273   2009-2011

    In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryforwards (acquired via merger) is limited on an annual basis in the amounts as follows:

                                                        ANNUAL
    ACQUIRING FUND                                    LIMITATION
    --------------                                    ----------
    High Yield Fund.................................    $3,813
    International Opportunities Fund................       960

9. LINE OF CREDIT: The Funds participate in a $550,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the period ended October 31, 2003, the Funds did not have any borrowings under this facility.

10. FUND MERGERS:
    Effective with the close of business on February 15, 2002, the shareholders approved the following fund mergers:

    Fortis Asset Allocation Portfolio merged into The Hartford Advisers Fund Fortis Global Growth Portfolio merged into The Hartford Global Leaders Fund Fortis Growth & Income Fund merged into The Hartford Growth and Income Fund
      (subsequently renamed The Hartford Disciplined Equity Fund)
    Fortis High Yield Portfolio merged into The Hartford High Yield Fund

--------------------------------------------------------------------------------

    Fortis International Equity Portfolio merged into The Hartford International
      Opportunities Fund
    Fortis Money Fund merged into The Hartford Money Market Fund

    Fortis Class A and Z were merged into Hartford Class A, Fortis Classes B and H were merged into Hartford Class B and Fortis Class C was merged into Hartford Class C.

    The mergers were accomplished by tax-free exchanges as detailed below:

    ADVISERS FUND                   CLASS A/Z    CLASS B/H   CLASS C    CLASS Y
    -------------                   ----------   ---------   --------   -------
    Fortis Asset Allocation shares
      exchanged...................      10,445      4,097         747
    Hartford Advisers shares
      issued......................      10,210      4,011         721
    Net assets of Fortis Asset
      Allocation on February 15,
      2002........................  $  149,372   $ 58,085    $ 10,535
    Net assets of Hartford
      Advisers immediately before
      the merger..................  $1,193,698   $654,672    $508,986   $1,445
    Combined net assets...........  $1,343,070   $712,757    $519,521   $1,445

    GLOBAL LEADERS FUND                  CLASS A    CLASS B   CLASS C    CLASS Y
    -------------------                  --------   -------   --------   -------
    Fortis Global Growth Fund shares
      exchanged........................     4,773     1,659        215
    Hartford Global Leaders shares
      issued...........................     6,063     2,012        262
    Net assets of Fortis Global Growth
      Fund on February 15, 2002........  $ 81,253   $26,325   $  3,427
    Net assets of Hartford Global
      Leaders immediately before the
      merger...........................  $261,919   $65,618   $104,332     $1
    Combined net assets................  $343,172   $91,943   $107,759     $1

    DISCIPLINED EQUITY FUND         CLASS A    CLASS B   CLASS C   CLASS Y
    -----------------------         --------   -------   -------   -------
    Fortis Growth & Income shares
      exchanged...................     1,696     1,043       155
    Hartford Disciplined Equity
      shares issued...............     1,945     1,206       179
    Net assets of Fortis Growth &
      Income on February 15,
      2002........................  $ 20,626   $12,446   $ 1,856
    Net assets of Hartford
      Disciplined Equity
      immediately before the
      merger......................  $267,115   $46,629   $63,400    $528
    Combined net assets...........  $287,741   $59,075   $65,256    $528

    HIGH YIELD FUND                 CLASS A   CLASS B   CLASS C   CLASS Y
    ---------------                 -------   -------   -------   -------
    Fortis High Yield shares
      exchanged...................    8,797     6,779       581
    Hartford High Yield shares
      issued......................    5,090     3,935       337
    Net assets of Fortis High
      Yield on February 15, 2002..  $41,430   $31,948   $ 2,737
    Net assets of Hartford High
      Yield immediately before the
      merger......................  $56,149   $18,466   $33,142     $1
    Combined net assets...........  $97,579   $50,414   $35,879     $1

    INTERNATIONAL OPPORTUNITIES FUND  CLASS A   CLASS B   CLASS C   CLASS Y
    --------------------------------  -------   -------   -------   -------
    Fortis International Equity
      shares exchanged.............       912       439        53
    Hartford International
      Opportunities shares issued..     1,418       636        77
    Net assets of Fortis
      International Equity on
      February 15, 2002............   $12,538   $ 5,906   $   711
    Net assets of Hartford
      International Opportunities
      immediately before the
      merger.......................   $77,338   $18,688   $17,707   $5,426
    Combined net assets............   $90,952   $24,593   $18,416   $5,501

    MONEY MARKET FUND               CLASS A    CLASS B/H   CLASS C   CLASS Y
    -----------------               --------   ---------   -------   -------
    Fortis Money Fund shares
      exchanged...................   194,078      5,247        624
    Hartford Money Market shares
      issued......................   194,078      5,247        624
    Net assets of Fortis Money
      Fund on February 15, 2002...  $194,078    $ 5,247    $   624
    Net assets of Hartford Money
      Market immediately before
      the merger..................  $ 93,806    $44,287    $50,627    $804
    Combined net assets...........  $287,884    $49,534    $51,251    $804

    The Fortis Asset Allocation Portfolio, Fortis Global Growth Fund, Fortis Growth & Income Fund, Fortis High Yield Fund, Fortis International Equity Fund and Fortis Money Fund had unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as follows:

                               UNREALIZED      ACCUMULATED
                              APPRECIATION     NET REALIZED    CAPITAL
    FUND                      (DEPRECATION)   GAINS (LOSSES)    STOCK
    ----                      -------------   --------------   --------
    Fortis Asset Allocation
      Fund..................    $ (8,150)        $ (2,713)     $228,855
    Fortis Global Growth
      Fund..................       3,855             (616)      107,766
    Fortis Growth & Income
      Fund..................        (670)          (1,119)       36,717
    Fortis High Yield
      Fund..................     (25,192)         (60,942)      162,249
    Fortis International
      Equity Fund...........        (570)          (7,152)       26,877
    Fortis Money Fund.......          --               --       199,949

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD ADVISERS FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $12.67       $ 0.19        $ 1.52        $(0.19)       $   --           $  --
 Class B......................    12.54         0.09          1.51         (0.09)           --              --
 Class C......................    12.66         0.11          1.52         (0.11)           --              --
 Class Y......................    12.82         0.27          1.54         (0.26)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    14.38         0.21         (1.69)        (0.23)           --              --
 Class B......................    14.24         0.11         (1.68)        (0.13)           --              --
 Class C......................    14.37         0.12         (1.69)        (0.14)                           --
 Class Y......................    14.54         0.13         (1.55)        (0.30)           --              --
 For the Year Ended October
   31, 2001
 Class A......................    17.07         0.30         (2.04)        (0.31)        (0.64)             --
 Class B......................    16.90         0.20         (2.03)        (0.19)        (0.64)             --
 Class C......................    17.05         0.20         (2.04)        (0.20)        (0.64)             --
 Class Y......................    17.24         0.38         (2.06)        (0.38)        (0.64)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.02         0.24          0.19         (0.22)        (0.16)             --
 Class B......................    16.87         0.15          0.17         (0.13)        (0.16)             --
 Class C......................    17.02         0.15          0.17         (0.13)        (0.16)             --
 Class Y......................    17.16         0.33          0.16         (0.25)        (0.16)             --
 For the Year Ended December
   31, 1999
 Class A......................    15.71         0.27          1.60         (0.25)        (0.31)             --
 Class B......................    15.59         0.16          1.58         (0.15)        (0.31)             --
 Class C......................    15.73(f)      0.17(f)       1.58(f)      (0.15)(f)     (0.31)(f)          --
 Class Y......................    15.80         0.35          1.61         (0.29)        (0.31)             --
 For the Year Ended December
   31, 1998
 Class A......................    13.41         0.23          2.58         (0.25)        (0.26)             --
 Class B......................    13.33         0.15          2.54         (0.17)        (0.26)             --
 Class Y......................    13.46         0.29          2.59         (0.28)        (0.26)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    15.56(f)      0.16(f)       0.63(f)      (0.22)(f)     (0.40)(f)          --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD ADVISERS FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $14.19       13.62%         $1,470,569      1.40%        1.39%        1.44%        46%
 Class B......................    14.05       12.86             593,179      2.13         2.12         0.72          --
 Class C......................    14.18       12.92             421,814      2.00         2.00         0.84          --
 Class Y......................    14.37       14.28               8,714      0.81         0.81         1.98          --
 For the Year Ended October
   31, 2002(g)
 Class A......................    12.67      (10.42)          1,245,331      1.41         1.36         1.56          44
 Class B......................    12.54      (11.11)            567,953      2.08         2.08         0.84          --
 Class C......................    12.66      (10.99)            422,520      1.97         1.97         0.95          --
 Class Y......................    12.82       (9.89)              3,997      0.78         0.78         2.15          --
 For the Year Ended October
   31, 2001
 Class A......................    14.38      (10.67)          1,088,858      1.27         1.22         1.99          37
 Class B......................    14.24      (11.27)            622,519      1.93         1.93         1.28          --
 Class C......................    14.37      (11.26)            478,194      1.93         1.93         1.28          --
 Class Y......................    14.54      (10.20)             56,320      0.74         0.74         2.48          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.07        2.52(d)          893,954      1.26(b)      1.21(b)      1.76(b)       38
 Class B......................    16.90        1.89(d)          631,930      1.92(b)      1.92(b)      1.05(b)       --
 Class C......................    17.05        1.89(d)          432,171      1.92(b)      1.92(b)      1.05(b)       --
 Class Y......................    17.24        2.90(d)           64,889      0.75(b)      0.75(b)      2.22(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    17.02       12.08             693,136      1.31         1.26         1.72          35
 Class B......................    16.87       11.29             555,338      1.97         1.97         1.00          --
 Class C......................    17.02(f)    11.29             323,631      1.99         1.99         0.99          --
 Class Y......................    17.16       12.62              68,133      0.79         0.79         2.18          --
 For the Year Ended December
   31, 1998
 Class A......................    15.71       21.09             316,435      1.43         1.38         1.67          40
 Class B......................    15.59       20.27             237,959      2.11         2.10         0.98          --
 Class Y......................    15.80       21.62              57,891      0.90         0.90         2.09          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    15.73(f)     5.25(d)           54,907      2.18(b)      2.10(b)      1.06(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Year Ended October
   31, 2003
 Class A......................   $20.47       $(0.04)       $ 6.07        $   --        $   --           $  --
 Class B......................    19.44        (0.19)         5.72            --            --              --
 Class C......................    19.44        (0.16)         5.72            --            --              --
 Class Y......................    21.23         0.08          6.33            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    24.12        (0.06)        (3.59)           --            --              --
 Class B......................    23.06        (0.25)        (3.37)           --            --              --
 Class C......................    23.04        (0.22)        (3.38)           --            --              --
 Class Y......................    24.85         0.04         (3.66)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    33.20         0.05         (5.12)           --         (4.01)             --
 Class B......................    32.14        (0.02)        (5.05)           --         (4.01)             --
 Class C......................    32.10        (0.06)        (4.99)           --         (4.01)             --
 Class Y......................    33.94         0.08         (5.16)           --         (4.01)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    31.72        (0.01)         3.15            --         (1.66)             --
 Class B......................    30.92        (0.12)         3.00            --         (1.66)             --
 Class C......................    30.89        (0.15)         3.02            --         (1.66)             --
 Class Y......................    32.27         0.03          3.30            --         (1.66)             --
 For the Year Ended December
   31, 1999
 Class A......................    20.42        (0.07)        13.28            --         (1.91)             --
 Class B......................    20.08        (0.19)        12.94            --         (1.91)             --
 Class C......................    20.08(f)     (0.12)(f)     12.84(f)         --         (1.91)(f)          --
 Class Y......................    20.66           --         13.52            --         (1.91)             --
 For the Year Ended December
   31, 1998
 Class A......................    19.90        (0.10)         0.75            --         (0.13)             --
 Class B......................    19.71        (0.21)         0.71            --         (0.13)             --
 Class Y......................    20.05        (0.06)         0.80            --         (0.13)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    19.67(f)     (0.06)(f)      0.47(f)         --          --(f)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Year Ended October
   31, 2003
 Class A......................   $26.50       29.46%         $2,357,913      1.45%        1.43%       (0.13)%      113%
 Class B......................    24.97       28.45           1,140,154      2.17         2.17        (0.87)         --
 Class C......................    25.00       28.60             981,246      2.05         2.05        (0.75)         --
 Class Y......................    27.64       30.19              48,372      0.85         0.85         0.46          --
 For the Year Ended October
   31, 2002(g)
 Class A......................    20.47      (15.13)          1,700,765      1.45         1.40        (0.28)        112
 Class B......................    19.44      (15.70)            884,553      2.14         2.14        (1.04)         --
 Class C......................    19.44      (15.62)            738,988      2.02         2.02        (0.92)         --
 Class Y......................    21.23      (14.57)             25,378      0.80         0.80         0.27          --
 For the Year Ended October
   31, 2001
 Class A......................    24.12      (17.24)          1,585,508      1.33         1.28        (0.22)        132
 Class B......................    23.06      (17.88)            876,826      1.99         1.99        (0.93)         --
 Class C......................    23.04      (17.84)            666,372      1.99         1.99        (0.93)         --
 Class Y......................    24.85      (16.85)             76,592      0.78         0.78         0.28          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    33.20       10.18(d)        1,309,836      1.32(b)      1.27(b)     (0.42)(b)     130
 Class B......................    32.14        9.59(d)          826,495      1.97(b)      1.97(b)   (1.12)(b)        --
 Class C......................    32.10        9.56(d)          494,391      1.99(b)      1.99(b)     (1.14)(b)      --
 Class Y......................    33.94       10.60(d)           89,477      0.80(b)      0.80(b)      0.05(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    31.72       66.76             797,656      1.38         1.33        (0.61)        169
 Class B......................    30.92       65.58             569,201      2.02         2.02        (1.31)         --
 Class C......................    30.89(f)    65.44             191,466      2.09         2.09        (1.37)         --
 Class Y......................    32.27       67.49              64,688      0.87         0.87        (0.16)         --
 For the Year Ended December
   31, 1998
 Class A......................    20.42        3.26             364,951      1.49         1.44        (0.70)        123
 Class B......................    20.08        2.52             290,756      2.15         2.15        (1.39)         --
 Class Y......................    20.66        3.68              27,700      0.96         0.96        (0.27)         --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    20.08(f)     2.10(d)           15,231      2.29(b)      2.15(b)     (1.34)(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 8.43       $ 0.02        $ 1.63        $   --        $   --           $  --
 Class B......................     8.17        (0.04)         1.57            --            --              --
 Class C......................     8.18        (0.04)         1.57            --            --              --
 Class Y......................     8.63         0.08          1.65            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    10.36           --         (1.93)           --            --              --
 Class B......................    10.10        (0.11)        (1.82)           --            --              --
 Class C......................    10.11        (0.06)        (1.87)           --            --              --
 Class Y......................    10.52         0.05         (1.94)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    13.63           --         (2.75)           --         (0.52)             --
 Class B......................    13.40        (0.05)        (2.73)           --         (0.52)             --
 Class C......................    13.41        (0.06)        (2.72)           --         (0.52)             --
 Class Y......................    13.78         0.03         (2.77)           --         (0.52)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    13.72        (0.02)         0.04            --         (0.11)             --
 Class B......................    13.58        (0.06)        (0.01)           --         (0.11)             --
 Class C......................    13.58        (0.06)           --            --         (0.11)             --
 Class Y......................    13.83         0.02          0.04            --         (0.11)             --
 For the Year Ended December
   31, 1999
 Class A......................    11.45         0.01          2.36            --         (0.10)             --
 Class B......................    11.41        (0.02)         2.29            --         (0.10)             --
 Class C......................    11.41(f)     (0.03)(f)      2.30(f)         --         (0.10)(f)          --
 Class Y......................    11.48         0.06          2.39            --         (0.10)             --
 From inception April 30,
   1998, through December 31,
   1998
 Class A......................    10.00         0.02          1.45            --            --           (0.02)
 Class B......................    10.00        (0.01)         1.43            --            --           (0.01)
 Class Y......................    10.00         0.05          1.46            --            --           (0.03)
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    10.14(f)      0.01(f)       1.29(f)         --            --           (0.03)(f)

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Year Ended October
   31, 2003
 Class A......................   $10.08       19.57%         $  243,842      1.56%        1.45%        0.24%        76%
 Class B......................     9.70       18.73              47,888      2.30         2.15        (0.46)         --
 Class C......................     9.71       18.70              46,162      2.17         2.15        (0.46)         --
 Class Y......................    10.36       20.05                 622      0.98         0.98         0.70          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.43      (18.63)            230,545      1.57         1.45        (0.03)         89
 Class B......................     8.17      (19.11)             43,431      2.26         2.15        (1.03)         --
 Class C......................     8.18      (19.09)             44,054      2.13         2.13        (0.80)         --
 Class Y......................     8.63      (17.97)                661      0.93         0.93         0.46          --
 For the Year Ended October
   31, 2001
 Class A......................    10.36      (20.90)            239,698      1.43         1.38        (0.07)         80
 Class B......................    10.10      (21.51)             43,210      2.11         2.11        (0.80)         --
 Class C......................    10.11      (21.50)             60,409      2.09         2.09        (0.78)         --
 Class Y......................    10.52      (20.60)                440      0.96         0.96         0.34          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    13.63        0.15(d)          197,176      1.43(b)      1.38(b)     (0.17)(b)      63
 Class B......................    13.40       (0.51)(d)          41,126      2.11(b)      2.11(b)     (0.90)(b)      --
 Class C......................    13.41       (0.44)(d)          63,650      2.09(b)      2.09(b)     (0.88)(b)      --
 Class Y......................    13.78        0.44(d)              490      0.95(b)      0.95(b)      0.26(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    13.72       20.80              74,764      1.49         1.44         0.01          53
 Class B......................    13.58       20.00              20,375      2.13         2.13        (0.68)         --
 Class C......................    13.58(f)    19.98              29,265      2.16         2.15        (0.69)         --
 Class Y......................    13.83       21.45                 480      0.93         0.93         0.51          --
 From inception April 30,
   1998, through December 31,
   1998
 Class A......................    11.45       14.78(d)           11,120      1.63(b)      1.45(b)      0.23(b)       35
 Class B......................    11.41       14.21(d)            3,538      2.32(b)      2.15(b)     (0.47)(b)      --
 Class Y......................    11.48       15.18(d)              386      1.20(b)      1.00(b)      0.76(b)       --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    11.41(f)    12.80(d)            3,726      2.38(b)      2.15(b)     (0.53)(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Year Ended October
   31, 2003
 Class A......................   $13.58       $ 0.12        $ 2.37        $(0.13)(i)    $   --           $  --
 Class B......................    13.43         0.03          2.32         (0.03)(i)        --              --
 Class C......................    13.40         0.04          2.32         (0.04)(i)        --              --
 Class Y......................    13.73         0.19          2.40         (0.21)(i)        --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    15.53         0.12         (1.71)        (0.12)        (0.24)             --
 Class B......................    15.37         0.02         (1.70)        (0.02)        (0.24)             --
 Class C......................    15.33         0.03         (1.69)        (0.03)        (0.24)             --
 Class Y......................    15.71         0.12         (1.65)        (0.21)        (0.24)             --
 For the Year Ended October
   31, 2001
 Class A......................    17.78         0.18         (1.49)        (0.17)        (0.77)             --
 Class B......................    17.60         0.07         (1.48)        (0.05)        (0.77)             --
 Class C......................    17.57         0.08         (1.48)        (0.07)        (0.77)             --
 Class Y......................    17.96         0.25         (1.48)        (0.25)        (0.77)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    16.85         0.15          0.98         (0.12)        (0.08)             --
 Class B......................    16.69         0.04          0.99         (0.04)        (0.08)             --
 Class C......................    16.67         0.07          0.95         (0.04)        (0.08)             --
 Class Y......................    16.96         0.22          1.02         (0.16)        (0.08)             --
 For the Year Ended December
   31, 1999
 Class A......................    16.62         0.15          0.60         (0.17)        (0.35)             --
 Class B......................    16.47         0.04          0.58         (0.05)        (0.35)             --
 Class C......................    16.48(f)      0.04(f)       0.58(f)      (0.08)(f)     (0.35)(f)          --
 Class Y......................    16.69         0.21          0.63         (0.22)        (0.35)             --
 For the Year Ended December
   31, 1998
 Class A......................    14.72         0.15          1.97         (0.15)        (0.07)             --
 Class B......................    14.61         0.06          1.92         (0.05)        (0.07)             --
 Class Y......................    14.77         0.24          1.94         (0.19)        (0.07)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    15.94(f)      0.05(f)       0.70(f)      (0.10)(f)     (0.11)(f)          --
THE HARTFORD EQUITY INCOME
 FUND
 From inception August 28,
   2003, through October 31,
   2003
 Class A......................    10.00         0.02          0.35            --            --              --
 Class B......................    10.00         0.01          0.35            --            --              --
 Class C......................    10.00         0.01          0.35            --            --              --
 Class Y......................    10.00         0.04          0.35            --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Year Ended October
   31, 2003
 Class A......................   $15.94       18.42%         $1,296,982      1.41%        1.40%        0.88%        31%
 Class B......................    15.75       17.52             257,856      2.14         2.13         0.16          --
 Class C......................    15.72       17.67             230,348      2.02         2.02         0.27          --
 Class Y......................    16.11       19.03              42,107      0.81         0.81         1.44          --
 For the Year Ended October
   31, 2002(g)
 Class A......................    13.58      (10.64)            808,633      1.46         1.40         0.78          33
 Class B......................    13.43      (11.15)            185,731      2.13         2.10         0.08          --
 Class C......................    13.40      (11.08)            164,260      2.02         2.02         0.15          --
 Class Y......................    13.73      (10.00)             14,790      0.82         0.82         1.36          --
 For the Year Ended October
   31, 2001
 Class A......................    15.53       (7.67)            521,543      1.36         1.31         1.06          55
 Class B......................    15.37       (8.34)            150,592      2.03         2.03         0.34          --
 Class C......................    15.33       (8.33)            117,108      2.03         2.03         0.35          --
 Class Y......................    15.71       (7.20)             26,326      0.82         0.82         1.55          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.78        6.77(d)          294,903      1.36(b)      1.31(b)      0.99(b)       56
 Class B......................    17.60        6.17(d)          118,936      2.03(b)      2.03(b)      0.27(b)       --
 Class C......................    17.57        6.17(d)           63,503      2.03(b)      2.03(b)      0.27(b)       --
 Class Y......................    17.96        7.37(d)           22,441      0.85(b)      0.85(b)      1.45(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    16.85        4.57             242,054      1.38         1.33         0.94          50
 Class B......................    16.69        3.82             121,977      2.02         2.02         0.25          --
 Class C......................    16.67(f)     3.76              42,869      2.07         2.07         0.21          --
 Class Y......................    16.96        5.10              23,616      0.87         0.87         1.42          --
 For the Year Ended December
   31, 1998
 Class A......................    16.62       14.47             182,495      1.43         1.38         1.08          46
 Class B......................    16.47       13.62             108,344      2.10         2.10         0.39          --
 Class Y......................    16.69       14.86              17,098      0.91         0.91         1.53          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    16.48(f)     4.82(d)            9,682      2.20(b)      2.10(b)      0.23(b)       --
THE HARTFORD EQUITY INCOME
 FUND
 From inception August 28,
   2003, through October 31,
   2003
 Class A......................    10.37        3.70(d)           26,649      1.53(b)      0.73(b)      1.81(b)        1
 Class B......................    10.36        3.60(d)            2,421      2.27(b)      1.47(b)      1.10(b)       --
 Class C......................    10.36        3.60(d)            7,639      2.15(b)      1.35(b)      1.23(b)       --
 Class Y......................    10.39        3.90(d)              104      0.93(b)      0.13(b)      2.17(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Expense ratio includes a practical waiver of 12b-1 fees.
(i)  This includes a tax return of capital of less than $0.01.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD FOCUS FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 7.32       $(0.02)       $ 1.64        $   --        $   --           $  --
 Class B......................     7.25        (0.08)         1.62            --            --              --
 Class C......................     7.24        (0.08)         1.62            --            --              --
 Class Y......................     7.37         0.01          1.66            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.82        (0.05)        (1.45)           --            --              --
 Class B......................     8.79        (0.12)        (1.42)           --            --              --
 Class C......................     8.79        (0.12)        (1.43)           --            --              --
 Class Y......................     8.83           --         (1.46)           --            --              --
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................    10.00        (0.01)        (1.17)           --            --              --
 Class B......................    10.00        (0.03)        (1.18)           --            --              --
 Class C......................    10.00        (0.04)        (1.17)           --            --              --
 Class Y......................    10.00         0.01         (1.18)           --            --              --
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Year Ended October
   31, 2003
 Class A......................     3.24        (0.01)         1.44            --            --              --
 Class B......................     3.19        (0.03)         1.42            --            --              --
 Class C......................     3.19        (0.03)         1.41            --            --              --
 Class Y......................     3.26         0.01          1.47            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     4.57           --         (1.33)           --            --              --
 Class B......................     4.54        (0.04)        (1.31)           --            --              --
 Class C......................     4.54        (0.04)        (1.31)           --            --              --
 Class Y......................     4.60           --         (1.34)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    10.00        (0.02)        (5.41)           --            --              --
 Class B......................    10.00        (0.05)        (5.41)           --            --              --
 Class C......................    10.00        (0.05)        (5.41)           --            --              --
 Class Y......................    10.00           --         (5.40)           --            --              --
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Year Ended October
   31, 2003
 Class A......................     8.03         0.07          1.65         (0.04)           --              --
 Class B......................     7.92         0.02          1.61            --            --              --
 Class C......................     7.92         0.02          1.61            --            --              --
 Class Y......................     8.10         0.13          1.64         (0.08)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.37         0.04         (1.38)           --            --              --
 Class B......................     9.30        (0.02)        (1.36)           --            --              --
 Class C......................     9.30        (0.02)        (1.36)           --            --              --
 Class Y......................     9.41         0.08         (1.39)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    10.00         0.02         (0.65)           --            --              --
 Class B......................    10.00        (0.03)        (0.67)           --            --              --
 Class C......................    10.00        (0.03)        (0.67)           --            --              --
 Class Y......................    10.00         0.07         (0.66)           --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD FOCUS FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 8.94       22.13%         $   70,002      1.76%        1.65%       (0.29)%      138%
 Class B......................     8.79       21.24              21,058      2.49         2.35        (1.00)         --
 Class C......................     8.78       21.27              27,158      2.36         2.35        (0.99)         --
 Class Y......................     9.04       22.66                 719      1.17         1.17         0.17          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     7.32      (17.01)             66,432      1.76         1.65        (0.53)        215
 Class B......................     7.25      (17.52)             18,862      2.43         2.35        (1.23)         --
 Class C......................     7.24      (17.63)             25,847      2.34         2.34        (1.22)         --
 Class Y......................     7.37      (16.54)                509      1.14         1.14         0.09          --
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................     8.82      (11.80)(d)          66,970      1.68(b)      1.63(b)     (0.18)(b)     109
 Class B......................     8.79      (12.10)(d)          18,524      2.35(b)      2.35(b)     (0.89)(b)      --
 Class C......................     8.79      (12.10)(d)          24,142      2.35(b)      2.35(b)     (0.89)(b)      --
 Class Y......................     8.83      (11.70)(d)               9      1.20(b)      1.20(b)      0.25(b)       --
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Year Ended October
   31, 2003
 Class A......................     4.67       44.14               6,419      1.95         1.65        (0.08)        100
 Class B......................     4.58       43.57               1,555      2.68         2.35        (0.79)         --
 Class C......................     4.57       43.26               1,305      2.55         2.35        (0.77)         --
 Class Y......................     4.74       45.40                 724      1.35         1.20         0.38          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     3.24      (29.10)              3,506      2.03         1.65        (0.10)         84
 Class B......................     3.19      (29.74)                846      2.70         2.35        (0.80)         --
 Class C......................     3.19      (29.74)                736      2.57         2.35        (0.78)         --
 Class Y......................     3.26      (29.13)                481      1.27         1.20         0.40          --
 For the Year Ended October
   31, 2001
 Class A......................     4.57      (54.30)              4,050      1.73         1.66        (0.42)         84
 Class B......................     4.54      (54.60)                832      2.46         2.36        (1.12)         --
 Class C......................     4.54      (54.60)                875      2.44         2.36        (1.12)         --
 Class Y......................     4.60      (54.00)                460      1.20         1.20         0.03          --
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Year Ended October
   31, 2003
 Class A......................     9.71       21.48              12,652      1.90         1.65         0.93          93
 Class B......................     9.55       20.58               3,681      2.62         2.35         0.22          --
 Class C......................     9.55       20.58               3,197      2.50         2.35         0.23          --
 Class Y......................     9.79       22.01               1,580      1.31         1.20         1.38          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.03      (14.30)              9,739      1.98         1.65         0.51          76
 Class B......................     7.92      (14.84)              2,755      2.68         2.35        (0.20)         --
 Class C......................     7.92      (14.84)              2,548      2.54         2.35        (0.20)         --
 Class Y......................     8.10      (13.92)              1,435      1.25         1.20         0.96          --
 For the Year Ended October
   31, 2001
 Class A......................     9.37       (6.30)              9,946      1.89         1.70         0.25         115
 Class B......................     9.30       (7.00)              2,052      2.61         2.40        (0.45)         --
 Class C......................     9.30       (7.00)              2,053      2.60         2.40        (0.45)         --
 Class Y......................     9.41       (5.90)                941      1.35         1.24         0.70          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $11.42       $(0.07)       $ 2.75        $   --        $(0.30)          $  --
 Class B......................    11.20        (0.15)         2.68            --         (0.30)             --
 Class C......................    11.21        (0.15)         2.68            --         (0.30)             --
 Class Y......................    11.61        (0.02)         2.80            --         (0.30)             --
 For the Year Ended October
   31, 2002(g)
 Class A......................    13.47        (0.09)        (1.68)           --         (0.28)             --
 Class B......................    13.31        (0.18)        (1.65)           --         (0.28)             --
 Class C......................    13.32        (0.18)        (1.65)           --         (0.28)             --
 Class Y......................    13.58        (0.02)        (1.67)           --         (0.28)             --
 For the Year Ended October
   31, 2001
 Class A......................    13.86        (0.06)         0.23            --         (0.56)             --
 Class B......................    13.81        (0.12)         0.18            --         (0.56)             --
 Class C......................    13.81        (0.13)         0.20            --         (0.56)             --
 Class Y......................    13.89        (0.01)         0.26            --         (0.56)             --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    10.00        (0.01)         3.87            --            --              --
 Class B......................    10.00        (0.04)         3.85            --            --              --
 Class C......................    10.00        (0.04)         3.85            --            --              --
 Class Y......................    10.00         0.01          3.88            --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $13.80       24.02%         $  126,630      1.76%        1.65%       (0.62)%       37%
 Class B......................    13.43       23.13              56,378      2.49         2.35        (1.31)         --
 Class C......................    13.44       23.11              51,606      2.36         2.35        (1.31)         --
 Class Y......................    14.09       24.50               1,095      1.19         1.19        (0.15)         --
 For the Year Ended October
   31, 2002(g)
 Class A......................    11.42      (13.43)            101,881      1.79         1.65        (0.70)         63
 Class B......................    11.20      (14.05)             45,659      2.48         2.35        (1.40)         --
 Class C......................    11.21      (14.08)             43,042      2.35         2.35        (1.40)         --
 Class Y......................    11.61      (12.68)                881      1.17         1.17        (0.22)         --
 For the Year Ended October
   31, 2001
 Class A......................    13.47        1.18              98,971      1.67         1.62        (0.61)         58
 Class B......................    13.31        0.36              42,578      2.36         2.35        (1.33)         --
 Class C......................    13.32        0.43              44,306      2.33         2.33        (1.31)         --
 Class Y......................    13.58        1.78               4,340      1.12         1.12        (0.11)         --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    13.86       38.74(d)           44,917      1.72(b)      1.65(b)   (0.33)(b)        92
 Class B......................    13.81       38.24(d)           20,574      2.43(b)      2.35(b)   (1.03)(b)        --
 Class C......................    13.81       38.24(d)           26,830      2.40(b)      2.35(b)   (1.03)(b)        --
 Class Y......................    13.89       39.04(d)            2,507      1.20(b)      1.20(b)      0.12(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $11.21       $(0.03)       $ 2.78        $   --        $   --           $  --
 Class B......................    10.88        (0.12)         2.69            --            --              --
 Class C......................    10.90        (0.11)         2.70            --            --              --
 Class Y......................    11.45         0.03          2.86            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    12.83         0.02         (1.64)           --            --              --
 Class B......................    12.54        (0.07)        (1.59)           --            --              --
 Class C......................    12.55        (0.06)        (1.59)           --            --              --
 Class Y......................    13.03         0.05         (1.63)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    17.55         0.01         (4.54)                      (0.18)          (0.01)
 Class B......................    17.29        (0.08)        (4.48)           --         (0.18)          (0.01)
 Class C......................    17.30        (0.10)        (4.46)           --         (0.18)          (0.01)
 Class Y......................    17.73         0.08         (4.59)           --         (0.18)          (0.01)
 For the Ten Months Ended
   October 31, 2000
 Class A......................    18.56           --         (0.92)           --         (0.09)             --
 Class B......................    18.40        (0.06)        (0.96)           --         (0.09)             --
 Class C......................    18.40        (0.06)        (0.95)           --         (0.09)             --
 Class Y......................    18.68         0.03         (0.89)           --         (0.09)             --
 For the Year Ended December
   31, 1999
 Class A......................    12.67           --          6.01            --         (0.12)             --
 Class B......................    12.65        (0.02)         5.89            --         (0.12)             --
 Class C......................    12.65        (0.02)         5.89            --         (0.12)             --
 Class Y......................    12.69         0.03          6.08            --         (0.12)             --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    10.00        (0.01)         3.03            --         (0.35)             --
 Class B......................    10.00        (0.02)         3.02            --         (0.35)             --
 Class C......................    10.00        (0.02)         3.02            --         (0.35)             --
 Class Y......................    10.00         0.01          3.03            --         (0.35)             --
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Year Ended October
   31, 2003
 Class A......................     2.98        (0.04)         1.74            --            --              --
 Class B......................     2.92        (0.06)         1.70            --            --              --
 Class C......................     2.92        (0.06)         1.70            --            --              --
 Class Y......................     3.01        (0.03)         1.77            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     4.01        (0.12)        (0.91)           --            --              --
 Class B......................     3.96        (0.18)        (0.86)           --            --              --
 Class C......................     3.97        (0.19)        (0.86)           --            --              --
 Class Y......................     4.04        (0.14)        (0.89)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................     8.72        (0.08)        (4.55)           --         (0.08)             --
 Class B......................     8.68        (0.11)        (4.53)           --         (0.08)             --
 Class C......................     8.68        (0.11)        (4.52)           --         (0.08)             --
 Class Y......................     8.73        (0.04)        (4.57)           --         (0.08)             --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    10.00        (0.05)        (1.23)           --            --              --
 Class B......................    10.00        (0.07)        (1.25)           --            --              --
 Class C......................    10.00        (0.06)        (1.26)           --            --              --
 Class Y......................    10.00        (0.02)        (1.25)           --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $13.96       24.53%         $  464,610      1.62%        1.61%       (0.29)%      320%
 Class B......................    13.45       23.62              78,923      2.36         2.35        (1.01)         --
 Class C......................    13.49       23.76              78,303      2.23         2.23        (0.89)         --
 Class Y......................    14.34       25.24              19,043      1.00         1.00         0.28          --
 For the Year Ended October
   31, 2002(g)
 Class A......................    11.21      (12.63)            354,407      1.66         1.61         0.24         323
 Class B......................    10.88      (13.24)             70,280      2.33         2.33        (0.48)         --
 Class C......................    10.90      (13.15)             75,174      2.21         2.21        (0.36)         --
 Class Y......................    11.45      (12.13)              6,167      1.00         1.00         0.84          --
 For the Year Ended October
   31, 2001
 Class A......................    12.83      (26.07)            247,094      1.53         1.48         0.08         382
 Class B......................    12.54      (26.64)             62,973      2.23         2.23        (0.66)         --
 Class C......................    12.55      (26.62)            103,574      2.19         2.19        (0.63)         --
 Class Y......................    13.03      (25.68)              7,908      0.98         0.98         0.58          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.55       (4.98)(d)         255,959      1.53(b)      1.48(b)   (0.06)(b)       290
 Class B......................    17.29       (5.56)(d)          75,702      2.22(b)      2.22(b)   (0.80)(b)        --
 Class C......................    17.30       (5.51)(d)         142,549      2.19(b)      2.19(b)   (0.77)(b)        --
 Class Y......................    17.73       (4.62)(d)          10,001      1.01(b)      1.01(b)      0.41(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    18.56       47.68              84,632      1.62         1.57        (0.15)        204
 Class B......................    18.40       46.64              24,588      2.29         2.29        (0.86)         --
 Class C......................    18.40       46.64              43,012      2.33         2.33        (0.89)         --
 Class Y......................    18.68       48.39               4,423      1.10         1.10         0.32          --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    12.67       30.36(d)            3,771      2.71(b)      1.65(b)   (0.19)(b)        49
 Class B......................    12.65       30.16(d)              486      3.55(b)      2.35(b)   (0.92)(b)        --
 Class C......................    12.65       30.16(d)              517      3.57(b)      2.35(b)   (0.90)(b)        --
 Class Y......................    12.69       30.57(d)              392      2.46(b)      1.20(b)      0.31(b)       --
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Year Ended October
   31, 2003
 Class A......................     4.68       57.05              32,388      1.77         1.65        (1.28)        163
 Class B......................     4.56       56.16              13,991      2.50         2.35        (1.98)         --
 Class C......................     4.56       56.16              16,513      2.37         2.35        (1.99)         --
 Class Y......................     4.75       57.81                 886      1.18         1.18        (0.82)         --
 For the Year Ended October
   31, 2002(g)
 Class A......................     2.98      (25.69)             18,321      1.86         1.65        (1.44)        174
 Class B......................     2.92      (26.26)              8,170      2.54         2.35        (2.14)         --
 Class C......................     2.92      (26.45)              9,560      2.39         2.35        (2.15)         --
 Class Y......................     3.01      (25.50)                512      1.15         1.15        (0.97)         --
 For the Year Ended October
   31, 2001
 Class A......................     4.01      (53.56)             24,824      1.71         1.66        (1.24)        253
 Class B......................     3.96      (53.93)             10,962      2.43         2.36        (1.94)         --
 Class C......................     3.97      (53.81)             15,581      2.37         2.36        (1.94)         --
 Class Y......................     4.04      (53.27)              4,602      1.13         1.13        (0.71)         --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................     8.72      (14.26)(d)          33,221      1.77(b)      1.66(b)   (1.37)(b)       104
 Class B......................     8.68      (14.65)(d)          15,676      2.46(b)      2.35(b)   (2.07)(b)        --
 Class C......................     8.68      (14.65)(d)          21,615      2.43(b)      2.35(b)   (2.07)(b)        --
 Class Y......................     8.73      (14.16)(d)           4,677      1.32(b)      1.20(b)   (0.92)(b)        --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GROWTH FUND
 For the Year Ended October
   31, 2003
 Class A......................   $11.90       $(0.03)       $ 3.32        $   --        $   --           $  --
 Class B......................    10.80        (0.07)         2.97            --            --              --
 Class C......................    10.80        (0.07)         2.97            --            --              --
 Class H......................    10.81        (0.14)         3.07            --            --              --
 Class L......................    11.91        (0.05)         3.40            --            --              --
 Class M......................    10.80        (0.14)         3.06            --            --              --
 Class N......................    10.80        (0.14)         3.06            --            --              --
 Class Y......................    11.94        (0.03)         3.40            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    14.57        (0.02)        (2.65)           --            --              --
 Class B......................    13.28        (0.04)        (2.44)           --            --              --
 Class C......................    13.28        (0.04)        (2.44)           --            --              --
 Class Y......................    14.57           --         (2.63)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    13.02        (0.23)        (1.98)           --            --              --
 Class L......................    14.23        (0.03)        (2.29)           --            --              --
 Class M......................    13.00        (0.16)        (2.04)           --            --              --
 Class N......................    13.00        (0.26)        (1.94)           --            --              --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    13.83        (0.03)        (0.78)           --            --              --
 Class L......................    15.09        (0.01)        (0.85)           --            --              --
 Class M......................    13.81        (0.03)        (0.78)           --            --              --
 Class N......................    13.81        (0.03)        (0.78)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    22.30        (0.21)        (4.94)           --         (3.32)             --
 Class L......................    23.85        (0.05)        (5.39)           --         (3.32)             --
 Class M......................    22.27        (0.21)        (4.93)           --         (3.32)             --
 Class N......................    22.27        (0.21)        (4.93)           --         (3.32)             --
 For the Year Ended August 31,
   2000
 Class H......................    21.78        (0.62)         6.49            --         (5.35)             --
 Class L......................    22.81        (0.08)         6.47            --         (5.35)             --
 Class M......................    21.77        (0.62)         6.47            --         (5.35)             --
 Class N......................    21.76        (0.62)         6.48            --         (5.35)             --
 For the Year Ended August 31,
   1999
 Class H......................    21.74        (0.43)         6.73            --         (6.26)             --
 Class L......................    22.37        (0.03)         6.73            --         (6.26)             --
 Class M......................    21.73        (0.43)         6.73            --         (6.26)             --
 Class N......................    21.73        (0.44)         6.73            --         (6.26)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GROWTH FUND
 For the Year Ended October
   31, 2003
 Class A......................   $15.19       27.65%         $   72,186      1.52%        1.45%       (0.65)%      129%
 Class B......................    13.70       26.85              11,552      2.26         2.12        (1.35)         --
 Class C......................    13.70       26.85              11,896      2.15         2.15        (1.36)         --
 Class H......................    13.74       27.10              27,032      1.90         1.90        (1.09)         --
 Class L......................    15.26       28.13             316,451      1.15         1.15        (0.34)         --
 Class M......................    13.72       27.04              23,523      1.90         1.90        (1.09)         --
 Class N......................    13.72       27.04               4,499      1.90         1.90        (1.09)         --
 Class Y......................    15.31       28.22                   1      0.96         0.96        (0.17)         --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.90      (18.33)(d)           5,970      1.65(b)      1.45(b)   (0.44)(b)       107
 Class B......................    10.80      (18.67)(d)           1,698      2.32(b)      2.15(b)   (1.10)(b)        --
 Class C......................    10.80      (18.68)(d)           1,480      2.18(b)      2.15(b)   (1.13)(b)        --
 Class Y......................    11.94      (18.05)(d)               1      0.90(b)      0.90(b)   (0.01)(b)        --
 For the Year Ended October
   31, 2002
 Class H......................    10.81      (16.95)             26,002      1.89         1.89        (1.03)        107
 Class L......................    11.91      (16.28)            274,683      1.14         1.14        (0.28)         --
 Class M......................    10.80      (16.90)             21,478      1.89         1.89        (1.03)         --
 Class N......................    10.80      (16.90)              4,340      1.89         1.89        (1.03)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    13.02       (5.86)(d)          37,750      1.86(b)      1.86(b)     (1.09)(b)      13
 Class L......................    14.23       (5.70)(d)         385,620      1.11(b)      1.11(b)     (0.34)(b)      --
 Class M......................    13.00       (5.87)(d)          28,112      1.86(b)      1.86(b)     (1.09)(b)      --
 Class N......................    13.00       (5.87)(d)           6,911      1.86(b)      1.86(b)     (1.09)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    13.83      (25.59)             40,645      1.83         1.83        (0.91)        161
 Class L......................    15.09      (25.08)            416,544      1.08         1.08        (0.16)         --
 Class M......................    13.81      (25.58)             29,777      1.83         1.83        (0.91)         --
 Class N......................    13.81      (25.58)              7,557      1.83         1.83        (0.91)         --
 For the Year Ended August 31,
   2000
 Class H......................    22.30       31.68              56,771      1.82         1.82        (1.04)        165
 Class L......................    23.85       32.70             615,473      1.07         1.07        (0.29)         --
 Class M......................    22.27       31.59              38,264      1.82         1.82        (1.04)         --
 Class N......................    22.27       31.66              10,932      1.82         1.82        (1.04)         --
 For the Year Ended August 31,
   1999
 Class H......................    21.78       36.91              40,760      1.85         1.85        (0.83)        177
 Class L......................    22.81       37.88             551,551      1.10         1.10        (0.08)         --
 Class M......................    21.77       36.94              24,847      1.85         1.85        (0.83)         --
 Class N......................    21.76       36.87               5,715      1.85         1.85        (0.83)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................   $15.31       $(0.07)       $ 6.01        $   --        $   --           $  --
 Class B......................    13.71        (0.12)         5.32            --            --              --
 Class C......................    13.70        (0.09)         5.30            --            --              --
 Class H......................    13.73        (0.22)         5.48            --            --              --
 Class L......................    15.33        (0.10)         6.13            --            --              --
 Class M......................    13.71        (0.22)         5.48            --            --              --
 Class N......................    13.71        (0.22)         5.48            --            --              --
 Class Y......................    15.35        (0.07)         6.14            --            --              --
 Class Z......................    15.87        (0.06)         6.36            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    19.80        (0.06)        (4.43)           --            --              --
 Class B......................    17.80        (0.10)        (3.99)           --            --              --
 Class C......................    17.80        (0.09)        (4.01)           --            --              --
 Class Y......................    19.80        (0.06)        (4.39)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    17.36        (0.32)        (3.10)           --         (0.21)             --
 Class L......................    19.21        (0.13)        (3.54)           --         (0.21)             --
 Class M......................    17.33        (0.28)        (3.13)           --         (0.21)             --
 Class N......................    17.34        (0.34)        (3.08)           --         (0.21)             --
 Class Z......................    19.77         0.72         (4.41)           --         (0.21)             --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.55        (0.11)        (2.08)           --            --              --
 Class L......................    21.62        (0.11)        (2.30)           --            --              --
 Class M......................    19.53        (0.12)        (2.08)           --            --              --
 Class N......................    19.53        (0.11)        (2.08)           --            --              --
 Class Z......................    22.24        (0.10)        (2.37)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    42.35        (0.70)       (13.55)           --         (8.55)             --
 Class L......................    45.45        (0.30)       (14.98)           --         (8.55)             --
 Class M......................    42.31        (0.70)       (13.53)           --         (8.55)             --
 Class N......................    42.32        (0.71)       (13.53)           --         (8.55)             --
 Class Z......................    46.35        (0.15)       (15.41)           --         (8.55)             --
 For the Year Ended August 31,
   2000
 Class H......................    29.28        (0.30)        20.22            --         (6.85)             --
 Class L......................    30.80        (0.20)        21.70            --         (6.85)             --
 Class M......................    29.26        (0.30)        20.20            --         (6.85)             --
 Class N......................    29.26        (0.30)        20.21            --         (6.85)             --
 Class Z......................    31.23        (0.16)        22.13            --         (6.85)             --
 For the Year Ended August 31,
   1999
 Class H......................    28.86        (0.73)        10.72            --         (9.57)             --
 Class L......................    29.78        (0.13)        10.72            --         (9.57)             --
 Class M......................    28.85        (0.74)        10.72            --         (9.57)             --
 Class N......................    28.85        (0.74)        10.72            --         (9.57)             --
 Class Z......................    30.00        (0.06)        10.86            --         (9.57)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................   $21.25       38.80%         $   17,149      1.49%        1.45%       (0.88)%      158%
 Class B......................    18.91       37.93               4,470      2.22         2.15        (1.58)         --
 Class C......................    18.91       38.03               5,238      2.10         2.10        (1.54)         --
 Class H......................    18.99       38.31              45,121      1.85         1.85        (1.31)         --
 Class L......................    21.36       39.34             517,892      1.10         1.10        (0.56)         --
 Class M......................    18.97       38.36              24,361      1.85         1.85        (1.31)         --
 Class N......................    18.97       38.36               4,773      1.85         1.85        (1.31)         --
 Class Y......................    21.42       39.54                   1      0.91         0.91        (0.38)         --
 Class Z......................    22.17       39.70              32,485      0.85         0.85        (0.31)         --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    15.31      (22.68)(d)           3,338      1.62(b)      1.45(b)   (0.92)(b)       182
 Class B......................    13.71      (22.99)(d)             777      2.30(b)      2.15(b)   (1.60)(b)        --
 Class C......................    13.70      (23.05)(d)             892      2.09(b)      2.09(b)   (1.56)(b)        --
 Class Y......................    15.35      (22.47)(d)               1      0.89(b)      0.89(b)   (0.44)(b)        --
 For the Year Ended October
   31, 2002
 Class H......................    13.73      (19.99)             39,151      1.85         1.85        (1.42)        182
 Class L......................    15.33      (19.36)            412,454      1.10         1.10        (0.67)         --
 Class M......................    13.71      (19.97)             20,163      1.85         1.85        (1.42)         --
 Class N......................    13.71      (20.01)              4,172      1.85         1.85        (1.42)         --
 Class Z......................    15.87      (18.90)             26,842      0.84         0.84        (0.43)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    17.36      (11.20)(d)          54,539      1.83(b)      1.83(b)   (1.27)(b)        28
 Class L......................    19.21      (11.15)(d)         593,267      1.08(b)      1.08(b)   (0.52)(b)        --
 Class M......................    17.33      (11.26)(d)          27,013      1.83(b)      1.83(b)   (1.27)(b)        --
 Class N......................    17.34      (11.21)(d)           6,131      1.83(b)      1.83(b)   (1.27)(b)        --
 Class Z......................    19.77      (11.11)(d)          94,961      0.83(b)      0.83(b)   (0.27)(b)        --
 For the Year Ended August 31,
   2001
 Class H......................    19.55      (38.91)             61,764      1.79         1.79        (1.15)        198
 Class L......................    21.62      (38.44)            681,941      1.04         1.04        (0.40)         --
 Class M......................    19.53      (38.90)             30,268      1.79         1.79        (1.15)         --
 Class N......................    19.53      (38.92)              6,866      1.79         1.79        (1.15)         --
 Class Z......................    22.24      (38.26)            110,221      0.79         0.79        (0.15)         --
 For the Year Ended August 31,
   2000
 Class H......................    42.35       80.72              97,410      1.79         1.79        (1.29)        140
 Class L......................    45.45       82.06           1,203,376      1.04         1.04        (0.54)         --
 Class M......................    42.31       80.70              43,250      1.79         1.79        (1.29)         --
 Class N......................    42.32       80.74              10,352      1.79         1.79        (1.29)         --
 Class Z......................    46.35       82.51             231,410      0.79         0.79        (0.29)         --
 For the Year Ended August 31,
   1999
 Class H......................    29.28       39.00              50,547      1.81         1.81        (1.19)        166
 Class L......................    30.80       40.00             734,282      1.06         1.06        (0.44)         --
 Class M......................    29.26       38.98              20,236      1.81         1.81        (1.19)         --
 Class N......................    29.26       38.98               4,629      1.81         1.81        (1.19)         --
 Class Z......................    31.23       40.49             119,548      0.81         0.81        (0.19)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD HIGH YIELD FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $ 6.73       $ 0.60        $ 1.26        $(0.65)       $   --           $  --
 Class B......................     6.72         0.57          1.24         (0.60)           --              --
 Class C......................     6.72         0.55          1.26         (0.60)           --              --
 Class Y......................     6.73         0.65          1.24         (0.68)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.45         0.82         (1.78)        (0.76)           --              --
 Class B......................     8.43         0.80         (1.81)        (0.70)           --              --
 Class C......................     8.43         0.72         (1.73)        (0.70)           --              --
 Class Y......................     8.48         0.34         (1.30)        (0.79)           --              --
 For the Year Ended October
   31, 2001
 Class A......................     9.06         0.78         (0.61)        (0.78)           --              --
 Class B......................     9.05         0.72         (0.62)        (0.72)           --              --
 Class C......................     9.05         0.72         (0.62)        (0.72)           --              --
 Class Y......................     9.10         0.83         (0.63)        (0.82)           --              --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.75         0.66         (0.69)        (0.66)           --              --
 Class B......................     9.74         0.62         (0.71)        (0.60)           --              --
 Class C......................     9.74         0.61         (0.70)        (0.60)           --              --
 Class Y......................     9.78         0.69         (0.69)        (0.68)           --              --
 For the Year Ended December
   31, 1999
 Class A......................    10.15         0.75         (0.40)        (0.75)           --              --
 Class B......................    10.14         0.68         (0.40)        (0.68)           --              --
 Class C......................    10.14         0.68         (0.40)        (0.68)           --              --
 Class Y......................    10.16         0.78         (0.39)        (0.77)           --              --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    10.00         0.19          0.13         (0.17)           --              --
 Class B......................    10.00         0.16          0.14         (0.16)           --              --
 Class C......................    10.00         0.16          0.14         (0.16)           --              --
 Class Y......................    10.00         0.21          0.13         (0.18)           --              --
THE HARTFORD INCOME FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.52          0.54         (0.53)           --              --
 Class B......................    10.00         0.44          0.54         (0.45)           --              --
 Class C......................    10.00         0.44          0.56         (0.45)           --              --
THE HARTFORD INFLATION PLUS
 FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.27          0.62         (0.26)           --              --
 Class B......................    10.00         0.21          0.63         (0.20)           --              --
 Class C......................    10.00         0.20          0.63         (0.20)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD HIGH YIELD FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $ 7.94       28.69%         $  213,377      1.49%        1.40%        7.98%        54%
 Class B......................     7.93       27.83              72,293      2.23         2.10         7.39          --
 Class C......................     7.93       27.84              77,968      2.10         2.10         7.31          --
 Class Y......................     7.94       29.27                   1      1.69         0.95         8.70          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     6.73      (12.16)             95,760      1.55         1.40         9.48          22
 Class B......................     6.72      (12.70)             44,359      2.24         2.10         8.78          --
 Class C......................     6.72      (12.65)             40,611      2.10         2.10         8.78          --
 Class Y......................     6.73      (12.01)                  1      0.84         0.84        10.04          --
 For the Year Ended October
   31, 2001
 Class A......................     8.45        1.80              45,753      1.40         1.35         9.00          63
 Class B......................     8.43        0.99              16,922      2.08         2.08         8.28          --
 Class C......................     8.43        1.01              27,605      2.08         2.08         8.28          --
 Class Y......................     8.48        2.15               4,223      0.88         0.88         9.48          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.06       (0.35)(d)          23,214      1.38(b)      1.33(b)      8.55(b)       57
 Class B......................     9.05       (0.92)(d)           7,929      2.04(b)      2.04(b)      7.84(b)       --
 Class C......................     9.05       (0.90)(d)           9,534      2.04(b)      2.04(b)      7.83(b)       --
 Class Y......................     9.10        0.02(d)            2,955      0.89(b)      0.89(b)      8.99(b)       --
 For the Year Ended December
   31, 1999
 Class A......................     9.75        3.47              17,465      1.41         1.36         7.74          53
 Class B......................     9.74        2.80               7,436      2.08         2.08         7.03          --
 Class C......................     9.74        2.81               8,573      2.09         2.09         7.01          --
 Class Y......................     9.78        3.98               2,314      0.90         0.90         8.20          --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    10.15        3.33(d)            8,507      1.58(b)      1.40(b)      7.06(b)       11
 Class B......................    10.14        3.09(d)            2,322      2.31(b)      2.10(b)      6.50(b)       --
 Class C......................    10.14        3.08(d)            2,278      2.31(b)      2.10(b)      6.49(b)       --
 Class Y......................    10.16        3.51(d)            1,034      1.17(b)      0.95(b)      7.48(b)       --
THE HARTFORD INCOME FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.53       10.79              15,836      1.54(b)      1.00(b)      5.06(b)      124
 Class B......................    10.53       10.01               4,705      2.31(b)      1.70(b)      4.31(b)       --
 Class C......................    10.55       10.22               5,050      2.17(b)      1.70(b)      4.28(b)       --
THE HARTFORD INFLATION PLUS
 FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.63        9.02             142,992      1.34(b)      1.00(b)      2.63(b)       23
 Class B......................    10.64        8.41              67,986      2.09(b)      1.70(b)      1.98(b)       --
 Class C......................    10.63        8.31             160,253      1.95(b)      1.70(b)      1.97(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 CAPITAL APPRECIATION FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 6.93       $(0.02)       $ 2.72        $(0.01)       $   --           $  --
 Class B......................     6.86        (0.04)         2.64            --            --              --
 Class C......................     6.86        (0.04)         2.64            --            --              --
 Class Y......................     6.98         0.01          2.74         (0.04)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     7.62         0.02         (0.71)           --            --              --
 Class B......................     7.59        (0.03)        (0.70)           --            --              --
 Class C......................     7.59        (0.03)        (0.70)           --            --              --
 Class Y......................     7.63         0.07         (0.72)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00           --         (2.38)           --            --              --
 Class B......................    10.00        (0.03)        (2.38)           --            --              --
 Class C......................    10.00        (0.02)        (2.39)           --            --              --
 Class Y......................    10.00         0.02         (2.39)           --            --              --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................     8.03         0.02          1.61            --            --              --
 Class B......................     7.71        (0.04)         1.55            --            --              --
 Class C......................     7.67        (0.04)         1.53            --            --              --
 Class Y......................     8.19         0.06          1.66            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.33         0.03         (1.33)           --            --              --
 Class B......................     9.04        (0.08)        (1.25)           --            --              --
 Class C......................     8.99        (0.05)        (1.27)           --            --              --
 Class Y......................     9.49         0.02         (1.32)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    13.03         0.05         (3.14)           --         (0.61)             --
 Class B......................    12.74        (0.04)        (3.05)           --         (0.61)             --
 Class C......................    12.68        (0.03)        (3.05)           --         (0.61)             --
 Class Y......................    13.19         0.09         (3.18)           --         (0.61)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    15.43         0.08         (2.42)        (0.01)        (0.05)             --
 Class B......................    15.17         0.01         (2.39)           --         (0.05)             --
 Class C......................    15.10         0.07         (2.44)           --         (0.05)             --
 Class Y......................    15.56         0.12         (2.43)        (0.01)        (0.05)             --
 For the Year Ended December
   31, 1999
 Class A......................    11.89         0.06          4.46         (0.15)        (0.83)             --
 Class B......................    11.73         0.01          4.32         (0.06)        (0.83)             --
 Class C......................    11.74(f)     (0.02)(f)      4.33(f)      (0.12)(f)     (0.83)(f)          --
 Class Y......................    11.97         0.09          4.51         (0.18)        (0.83)             --
 For the Year Ended December
   31, 1998
 Class A......................    10.58         0.07          1.26         (0.02)           --              --
 Class B......................    10.49         0.01          1.23            --            --              --
 Class Y......................    10.62         0.12          1.27         (0.04)           --              --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    12.26(f)     (0.01)(f)     (0.48)(f)     (0.03)(f)        --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD INTERNATIONAL
 CAPITAL APPRECIATION FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 9.62       38.95%         $   11,362      2.36%        1.65%       (0.35)%      281%
 Class B......................     9.46       37.90               2,148      3.08         2.35        (1.04)         --
 Class C......................     9.46       37.90               2,285      2.95         2.35        (1.01)         --
 Class Y......................     9.69       39.57                 292      1.80         1.20         0.16          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     6.93       (9.06)              4,666      2.98         1.65         0.34         330
 Class B......................     6.86       (9.62)                813      3.69         2.35        (0.42)         --
 Class C......................     6.86       (9.62)                826      3.55         2.35        (0.34)         --
 Class Y......................     6.98       (8.52)                209      2.19         1.20         0.79          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     7.62      (23.80)(d)           2,579      2.64(b)      1.65(b)   (0.09)(b)       135
 Class B......................     7.59      (24.10)(d)             327      3.35(b)      2.35(b)   (0.79)(b)        --
 Class C......................     7.59      (24.10)(d)             316      3.32(b)      2.35(b)   (0.79)(b)        --
 Class Y......................     7.63      (23.70)(d)             229      2.10(b)      1.20(b)      0.36(b)       --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................     9.66       20.30              69,153      1.72         1.65         0.25         138
 Class B......................     9.22       19.58              20,459      2.45         2.35        (0.46)         --
 Class C......................     9.16       19.43              14,790      2.35         2.35        (0.45)         --
 Class Y......................     9.91       21.00               6,058      1.13         1.13         0.77          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.03      (13.93)             66,775      1.82         1.65         0.34         175
 Class B......................     7.71      (14.71)             18,668      2.50         2.35        (0.79)         --
 Class C......................     7.67      (14.68)             13,438      2.40         2.35        (0.64)         --
 Class Y......................     8.19      (13.70)              4,543      1.13         1.13         0.31          --
 For the Year Ended October
   31, 2001
 Class A......................     9.33      (24.87)             72,326      1.61         1.56         0.47         158
 Class B......................     9.04      (25.46)             18,798      2.30         2.30        (0.28)         --
 Class C......................     8.99      (25.51)             18,523      2.28         2.28        (0.25)         --
 Class Y......................     9.49      (24.56)             17,092      1.06         1.06         0.97          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    13.03      (15.18)(d)          89,309      1.60(b)      1.55(b)      0.64(b)      121
 Class B......................    12.74      (15.70)(d)          25,872      2.29(b)      2.29(b)   (0.09)(b)        --
 Class C......................    12.68      (15.70)(d)          26,912      2.27(b)      2.27(b)   (0.07)(b)        --
 Class Y......................    13.19      (14.91)(d)          22,454      1.06(b)      1.06(b)      1.13(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    15.43       39.13              63,281      1.61         1.56         0.61         128
 Class B......................    15.17       38.11              22,835      2.26         2.26        (0.09)         --
 Class C......................    15.10(f)    37.98              13,514      2.31         2.31        (0.13)         --
 Class Y......................    15.56       39.63              25,403      1.11         1.11         1.07          --
 For the Year Ended December
   31, 1998
 Class A......................    11.89       12.53              32,014      1.89         1.65         0.69         149
 Class B......................    11.73       11.82              11,767      2.56         2.35         0.01          --
 Class Y......................    11.97       13.11              10,860      1.36         1.20         1.17          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    11.74(f)    (4.05)(d)           1,379      2.83(b)      2.35(b)   (0.71)(b)        --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $ 8.37       $ 0.07        $ 4.51        $(0.02)       $   --           $  --
 Class B......................     8.34         0.01          4.47            --            --              --
 Class C......................     8.28         0.01          4.43            --            --              --
 Class Y......................     8.43         0.09          4.56         (0.06)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.82         0.03         (0.48)           --            --              --
 Class B......................     8.81        (0.02)        (0.45)           --            --              --
 Class C......................     8.78        (0.03)        (0.47)           --            --              --
 Class Y......................     8.84         0.09         (0.50)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00         0.04         (1.22)           --            --              --
 Class B......................    10.00           --         (1.19)           --            --              --
 Class C......................    10.00         0.01         (1.23)           --            --              --
 Class Y......................    10.00         0.06         (1.22)           --            --              --
THE HARTFORD MIDCAP FUND
 For the Year Ended October
   31, 2003
 Class A......................    15.50        (0.08)         5.16            --            --              --
 Class B......................    14.93        (0.20)         4.95            --            --              --
 Class C......................    14.94        (0.18)         4.95            --            --              --
 Class Y......................    15.88           --          5.33            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    16.57        (0.10)        (0.97)           --            --              --
 Class B......................    16.07        (0.21)        (0.93)           --            --              --
 Class C......................    16.08        (0.21)        (0.93)           --            --              --
 Class Y......................    16.89        (0.02)        (0.99)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    22.42        (0.03)        (3.89)           --         (1.93)             --
 Class B......................    21.96        (0.09)        (3.87)           --         (1.93)             --
 Class C......................    21.96        (0.12)        (3.83)           --         (1.93)             --
 Class Y......................    22.72           --         (3.90)           --         (1.93)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.78        (0.03)         5.37            --         (0.70)             --
 Class B......................    17.54        (0.07)         5.19            --         (0.70)             --
 Class C......................    17.53        (0.10)         5.23            --         (0.70)             --
 Class Y......................    17.94        (0.01)         5.49            --         (0.70)             --
 For the Year Ended December
   31, 1999
 Class A......................    12.30        (0.03)         6.08            --         (0.57)             --
 Class B......................    12.22        (0.03)         5.92            --         (0.57)             --
 Class C......................    12.21(f)     (0.04)(f)      5.93(f)         --         (0.57)(f)          --
 Class Y......................    12.35        (0.02)         6.18            --         (0.57)             --
 For the Year Ended December
   31, 1998
 Class A......................    10.00        (0.05)         2.35            --            --              --
 Class B......................    10.00        (0.10)         2.32            --            --              --
 Class Y......................    10.00        (0.02)         2.37            --            --              --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    11.23(f)     (0.03)(f)      1.01(f)         --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $12.93       54.76%         $   12,320      2.36%        1.65%        0.72%       166%
 Class B......................    12.82       53.72               2,237      3.09         2.35         0.03          --
 Class C......................    12.72       53.62               3,004      2.96         2.35        (0.03)         --
 Class Y......................    13.02       55.47              25,154      1.64         1.20         0.93          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.37       (5.10)              4,598      3.09         1.65         0.44         194
 Class B......................     8.34       (5.34)                926      3.81         2.35        (0.26)         --
 Class C......................     8.28       (5.70)                859      3.53         2.35        (0.26)         --
 Class Y......................     8.43       (4.64)                969      1.91         1.20         0.89          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     8.82      (11.80)(d)           2,156      3.46(b)      1.65(b)      0.86(b)      128
 Class B......................     8.81      (11.90)(d)             275      4.12(b)      2.35(b)      0.16(b)       --
 Class C......................     8.78      (12.20)(d)             425      4.12(b)      2.35(b)      0.16(b)       --
 Class Y......................     8.84      (11.60)(d)             265      2.92(b)      1.20(b)      1.31(b)       --
THE HARTFORD MIDCAP FUND
 For the Year Ended October
   31, 2003
 Class A......................    20.58       32.77           1,413,021      1.50         1.48        (0.58)         70
 Class B......................    19.68       31.82             424,959      2.23         2.20        (1.30)         --
 Class C......................    19.71       31.93             477,891      2.10         2.10        (1.21)         --
 Class Y......................    21.21       33.56              83,996      0.90         0.90        (0.01)         --
 For the Year Ended October
   31, 2002(g)
 Class A......................    15.50       (6.46)            704,238      1.56         1.45        (0.65)        109
 Class B......................    14.93       (7.09)            266,650      2.24         2.15        (1.35)         --
 Class C......................    14.94       (7.09)            275,305      2.12         2.12        (1.31)         --
 Class Y......................    15.88       (5.98)             27,319      0.92         0.92        (0.08)         --
 For the Year Ended October
   31, 2001
 Class A......................    16.57      (18.94)            612,750      1.43         1.38        (0.53)        116
 Class B......................    16.07      (19.58)            265,683      2.11         2.11        (1.28)         --
 Class C......................    16.08      (19.53)            285,908      2.09         2.09        (1.24)         --
 Class Y......................    16.89      (18.58)             52,576      0.88         0.88        (0.03)         --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    22.42       30.50(d)          425,686      1.48(b)      1.43(b)   (0.80)(b)       110
 Class B......................    21.96       29.72(d)          185,830      2.15(b)      2.15(b)   (1.52)(b)        --
 Class C......................    21.96       29.72(d)          217,965      2.14(b)      2.14(b)   (1.51)(b)        --
 Class Y......................    22.72       31.01(d)           62,343      0.96(b)      0.96(b)   (0.33)(b)        --
 For the Year Ended December
   31, 1999
 Class A......................    17.78       50.17             118,194      1.51         1.45        (0.79)        123
 Class B......................    17.54       49.10              50,301      2.17         2.15        (1.48)         --
 Class C......................    17.53(f)    49.22              48,310      2.22         2.15        (1.48)         --
 Class Y......................    17.94       50.87              17,997      0.97         0.97        (0.31)         --
 For the Year Ended December
   31, 1998
 Class A......................    12.30       23.12              24,294      1.62         1.45        (0.78)        139
 Class B......................    12.22       22.32               8,403      2.31         2.15        (1.48)         --
 Class Y......................    12.35       23.62               3,750      1.12         1.00        (0.33)         --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    12.21(f)     8.70(d)            1,077      2.57(b)      2.15(b)   (1.45)(b)        --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD MIDCAP VALUE FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $ 8.34       $(0.03)       $ 3.01        $   --        $   --           $  --
 Class B......................     8.25        (0.09)         2.96            --            --              --
 Class C......................     8.25        (0.09)         2.97            --            --              --
 Class Y......................     8.39         0.02          3.05            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.48        (0.02)        (0.12)           --            --              --
 Class B......................     8.46        (0.09)        (0.12)           --            --              --
 Class C......................     8.46        (0.09)        (0.12)           --            --              --
 Class Y......................     8.50         0.01         (0.12)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00        (0.01)        (1.51)           --            --              --
 Class B......................    10.00        (0.02)        (1.52)           --            --              --
 Class C......................    10.00        (0.02)        (1.52)           --            --              --
 Class Y......................    10.00        (0.01)        (1.49)           --            --              --
THE HARTFORD MONEY MARKET FUND
 For the Year Ended October
   31, 2003
 Class A......................     1.00        0.003            --        (0.003)           --              --
 Class B......................     1.00           --            --            --            --              --
 Class C......................     1.00           --            --            --            --              --
 Class Y......................     1.00        0.008            --        (0.008)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     1.00        0.011            --        (0.011)           --              --
 Class B......................     1.00        0.004            --        (0.004)           --              --
 Class C......................     1.00        0.004            --        (0.004)           --              --
 Class Y......................     1.00        0.017            --        (0.017)           --              --
 For the Year Ended October
   31, 2001
 Class A......................     1.00         0.04            --         (0.04)           --              --
 Class B......................     1.00         0.03            --         (0.03)           --              --
 Class C......................     1.00         0.03            --         (0.03)           --              --
 Class Y......................     1.00         0.04            --         (0.04)           --              --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     1.00         0.04            --         (0.04)           --              --
 Class B......................     1.00         0.04            --         (0.04)           --              --
 Class C......................     1.00         0.04            --         (0.04)           --              --
 Class Y......................     1.00         0.05            --         (0.05)           --              --
 For the Year Ended December
   31, 1999
 Class A......................     1.00         0.04            --         (0.04)           --              --
 Class B......................     1.00         0.04            --         (0.04)           --              --
 Class C......................     1.00         0.04            --         (0.04)           --              --
 Class Y......................     1.00         0.05            --         (0.05)           --              --
 For the Year Ended December
   31, 1998
 Class A......................     1.00         0.05            --         (0.05)           --              --
 Class B......................     1.00         0.04            --         (0.04)           --              --
 Class Y......................     1.00         0.05            --         (0.05)           --              --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................     1.00         0.02            --         (0.02)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD MIDCAP VALUE FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $11.32       35.73%         $  155,614      1.60%        1.45%       (0.35)%       56%
 Class B......................    11.12       34.79              42,407      2.33         2.15        (1.05)         --
 Class C......................    11.13       34.91              49,566      2.20         2.15        (1.05)         --
 Class Y......................    11.46       36.59                  29      1.03         1.00         0.16          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.34       (1.65)             94,532      1.68         1.45        (0.23)         40
 Class B......................     8.25       (2.48)             26,556      2.38         2.15        (0.95)         --
 Class C......................     8.25       (2.48)             32,274      2.27         2.15        (0.96)         --
 Class Y......................     8.39       (1.29)                252      1.02         1.00         0.23          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     8.48      (15.20)(d)          26,812      1.69(b)      1.40(b)   (0.20)(b)        28
 Class B......................     8.46      (15.40)(d)           7,158      2.38(b)      2.10(b)   (0.90)(b)        --
 Class C......................     8.46      (15.40)(d)           8,975      2.37(b)      2.10(b)   (0.90)(b)        --
 Class Y......................     8.50      (15.00)(d)             255      1.11(b)      0.95(b)      0.25(b)       --
THE HARTFORD MONEY MARKET FUND
 For the Year Ended October
   31, 2003
 Class A......................     1.00        0.32             246,199      1.28         1.00         0.33         N/A
 Class B......................     1.00        0.00              67,732      2.01         1.33(h)      0.01          --
 Class C......................     1.00        0.00              29,955      1.89         1.36(h)      0.01          --
 Class Y......................     1.00        0.78               1,162      0.68         0.55         0.84          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     1.00        1.09             302,862      1.30         1.00         1.06         N/A
 Class B......................     1.00        0.43              99,048      1.96         1.70         0.37          --
 Class C......................     1.00        0.42              65,894      1.82         1.70         0.37          --
 Class Y......................     1.00        1.72               2,815      0.62         0.55         1.51          --
 For the Year Ended October
   31, 2001
 Class A......................     1.00        4.02              86,748      1.19         1.00         3.63         N/A
 Class B......................     1.00        3.31              48,998      1.85         1.70         2.93          --
 Class C......................     1.00        3.31              53,873      1.82         1.70         2.93          --
 Class Y......................     1.00        4.49              33,309      0.61         0.55         4.08          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     1.00        4.54(d)           43,897      1.20(b)      1.00(b)      5.35(b)      N/A
 Class B......................     1.00        3.94(d)           14,974      1.85(b)      1.70(b)      4.65(b)       --
 Class C......................     1.00        3.93(d)            6,842      1.85(b)      1.70(b)      4.65(b)       --
 Class Y......................     1.00        4.94(d)           18,325      0.65(b)      0.55(b)      5.80(b)       --
 For the Year Ended December
   31, 1999
 Class A......................     1.00        4.32              44,663      1.15         1.00         4.25         N/A
 Class B......................     1.00        3.59              25,762      1.81         1.70         3.55          --
 Class C......................     1.00        3.59               9,904      1.84         1.70         3.56          --
 Class Y......................     1.00        4.80               8,953      0.64         0.55         4.70          --
 For the Year Ended December
   31, 1998
 Class A......................     1.00        4.69              29,424      1.25         1.00         4.57         N/A
 Class B......................     1.00        3.97              11,936      1.86         1.70         3.83          --
 Class Y......................     1.00        5.16               5,320      0.71         0.55         4.99          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................     1.00        1.58(d)            1,203      2.02(b)      1.70(b)      3.57(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD SHORT DURATION
 FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................   $10.00       $ 0.30        $ 0.14        $(0.30)       $   --           $  --
 Class B......................    10.00         0.23          0.14         (0.23)           --              --
 Class C......................    10.00         0.23          0.14         (0.23)           --              --
THE HARTFORD SMALL COMPANY
 FUND
 For the Year Ended October
   31, 2003
 Class A......................     9.93        (0.13)         4.48            --            --              --
 Class B......................     9.46        (0.20)         4.25            --            --              --
 Class C......................     9.47        (0.20)         4.25            --            --              --
 Class Y......................    10.27        (0.09)         4.65            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    12.00        (0.12)        (1.95)           --            --              --
 Class B......................    11.52        (0.20)        (1.86)           --            --              --
 Class C......................    11.53        (0.20)        (1.86)           --            --              --
 Class Y......................    12.35        (0.06)        (2.02)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    18.08        (0.08)        (5.41)           --         (0.59)             --
 Class B......................    17.49        (0.16)        (5.22)           --         (0.59)             --
 Class C......................    17.51        (0.19)        (5.20)           --         (0.59)             --
 Class Y......................    18.50        (0.02)        (5.54)           --         (0.59)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    20.48        (0.04)        (1.47)           --         (0.89)             --
 Class B......................    19.96        (0.11)        (1.47)           --         (0.89)             --
 Class C......................    19.97        (0.12)        (1.45)           --         (0.89)             --
 Class Y......................    20.84        (0.02)        (1.43)           --         (0.89)             --
 For the Year Ended December
   31, 1999
 Class A......................    13.31        (0.05)         8.52            --         (1.30)             --
 Class B......................    13.09        (0.09)         8.26            --         (1.30)             --
 Class C......................    13.09(f)     (0.08)(f)      8.26(f)         --         (1.30)(f)          --
 Class Y......................    13.47        (0.03)         8.70            --         (1.30)             --
 For the Year Ended December
   31, 1998
 Class A......................    12.16        (0.06)         1.33            --         (0.12)             --
 Class B......................    12.04        (0.12)         1.29            --         (0.12)             --
 Class Y......................    12.24        (0.03)         1.38            --         (0.12)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    12.49(f)     (0.02)(f)      0.62(f)         --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD SHORT DURATION
 FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................   $10.14        4.48%         $   32,753      1.34(b)%     0.95(b)%     3.14(b)%    113%
 Class B......................    10.14        3.77              10,206      2.09(b)      1.65(b)      2.46(b)       --
 Class C......................    10.14        3.77              30,660      1.96(b)      1.65(b)      2.44(b)       --
THE HARTFORD SMALL COMPANY
 FUND
 For the Year Ended October
   31, 2003
 Class A......................    14.28       43.81             141,327      1.63         1.45        (1.19)        179
 Class B......................    13.51       42.81              58,286      2.36         2.15        (1.89)         --
 Class C......................    13.52       42.77              52,010      2.23         2.15        (1.88)         --
 Class Y......................    14.83       44.40              14,472      1.05         1.00        (0.73)         --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.93      (17.25)             96,302      1.64         1.45        (0.97)        226
 Class B......................     9.46      (17.88)             41,439      2.31         2.15        (1.67)         --
 Class C......................     9.47      (17.87)             38,938      2.20         2.15        (1.65)         --
 Class Y......................    10.27      (16.84)             10,834      1.00         1.00        (0.53)         --
 For the Year Ended October
   31, 2001
 Class A......................    12.00      (31.36)            116,398      1.51         1.45        (0.64)        224
 Class B......................    11.52      (31.80)             49,738      2.19         2.15        (1.34)         --
 Class C......................    11.53      (31.82)             51,234      2.17         2.15        (1.34)         --
 Class Y......................    12.35      (31.02)             33,473      0.95         0.95        (0.14)         --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    18.08       (7.70)(d)         164,280      1.50(b)      1.45(b)     (0.72)(b)     158
 Class B......................    17.49       (8.26)(d)          71,323      2.16(b)      2.15(b)     (1.42)(b)      --
 Class C......................    17.51       (8.21)(d)          77,337      2.16(b)      2.15(b)     (1.42)(b)      --
 Class Y......................    18.50       (7.27)(d)          46,205      0.96(b)      0.96(b)     (0.23)(b)      --
 For the Year Ended December
   31, 1999
 Class A......................    20.48       65.66             109,559      1.51         1.45        (0.92)        177
 Class B......................    19.96       64.46              53,358      2.15         2.15        (1.62)         --
 Class C......................    19.97(f)    64.58              37,672      2.20         2.15        (1.61)         --
 Class Y......................    20.84       66.37              39,536      0.99         0.99        (0.46)         --
 For the Year Ended December
   31, 1998
 Class A......................    13.31       10.46              37,623      1.57         1.45        (0.79)        267
 Class B......................    13.09        9.73              18,345      2.22         2.15        (1.49)         --
 Class Y......................    13.47       11.05              13,004      1.02         1.00        (0.33)         --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    13.09(f)     4.80(d)            2,765      2.46(b)      2.15(b)     (1.49)(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $15.57       $(0.09)       $ 7.43        $   --        $   --           $  --
 Class B......................    14.36        (0.15)         6.78            --            --              --
 Class C......................    14.35        (0.16)         6.80            --            --              --
 Class H......................    14.37        (0.25)         6.90            --            --              --
 Class L......................    15.56        (0.15)         7.49            --            --              --
 Class M......................    14.36        (0.24)         6.88            --            --              --
 Class N......................    14.37        (0.24)         6.89            --            --              --
 Class Y......................    15.61        (0.08)         7.53            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    20.21        (0.06)        (4.58)           --            --              --
 Class B......................    18.73        (0.08)        (4.29)           --            --              --
 Class C......................    18.73        (0.09)        (4.29)           --            --              --
 Class Y......................    20.21        (0.08)        (4.52)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    17.71        (0.36)        (2.65)           --         (0.33)             --
 Class L......................    19.04        (0.20)        (2.95)           --         (0.33)             --
 Class M......................    17.70        (0.33)        (2.68)           --         (0.33)             --
 Class N......................    17.71        (0.34)        (2.67)           --         (0.33)             --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.77        (0.04)        (2.02)           --            --              --
 Class L......................    21.24        (0.03)        (2.17)           --            --              --
 Class M......................    19.76        (0.04)        (2.02)           --            --              --
 Class N......................    19.77        (0.04)        (2.02)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    57.72        (0.72)       (24.24)           --        (12.99)             --
 Class L......................    60.44        (0.17)       (26.04)           --        (12.99)             --
 Class M......................    57.66        (0.68)       (24.23)           --        (12.99)             --
 Class N......................    57.71        (0.71)       (24.24)           --        (12.99)             --
 For the Year Ended August 31,
   2000
 Class H......................    34.94        (0.47)        33.83            --        (10.58)             --
 Class L......................    36.04        (0.44)        35.42            --        (10.58)             --
 Class M......................    34.91        (0.47)        33.80            --        (10.58)             --
 Class N......................    34.94        (0.47)        33.82            --        (10.58)             --
 For the Year Ended August 31,
   1999
 Class H......................    25.92        (0.90)        18.42            --         (8.50)             --
 Class L......................    26.42        (0.30)        18.42            --         (8.50)             --
 Class M......................    25.90        (0.91)        18.42            --         (8.50)             --
 Class N......................    25.92        (0.90)        18.42            --         (8.50)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $22.91       47.14%         $   17,544      1.61%        1.45%       (0.83)%      122%
 Class B......................    20.99       46.17               6,571      2.31         2.15        (1.53)         --
 Class C......................    20.99       46.27               5,076      2.22         2.15        (1.53)         --
 Class H......................    21.02       46.28              20,767      2.05         2.05        (1.40)         --
 Class L......................    22.90       47.17             112,621      1.50         1.45        (0.80)         --
 Class M......................    21.00       46.24              17,992      2.05         2.05        (1.40)         --
 Class N......................    21.02       46.28               6,110      2.05         2.05        (1.40)         --
 Class Y......................    23.06       47.72                   1      1.11         1.10        (0.46)         --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    15.57      (22.97)(d)           3,457      1.82(b)      1.45(b)     (0.93)(b)      93
 Class B......................    14.36      (23.31)(d)           1,756      2.52(b)      2.15(b)     (1.60)(b)      --
 Class C......................    14.35      (23.37)(d)           1,432      2.38(b)      2.15(b)     (1.60)(b)      --
 Class Y......................    15.61      (22.77)(d)               1      1.06(b)      1.00(b)     (0.60)(b)      --
 For the Year Ended October
   31, 2002
 Class H......................    14.37      (17.41)             16,675      2.05         2.05        (1.65)         93
 Class L......................    15.56      (16.92)             86,414      1.50         1.45        (1.06)         --
 Class M......................    14.36      (17.42)             13,714      2.05         2.05        (1.65)         --
 Class N......................    14.37      (17.41)              4,757      2.05         2.05        (1.65)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    17.71      (10.42)(d)          23,059      2.05(b)      2.05(b)     (1.57)(b)      17
 Class L......................    19.04      (10.36)(d)         121,440      1.50(b)      1.50(b)     (1.02)(b)      --
 Class M......................    17.70      (10.43)(d)          18,115      2.05(b)      2.05(b)     (1.57)(b)      --
 Class N......................    17.71      (10.42)(d)           6,495      2.05(b)      2.05(b)     (1.57)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    19.77      (50.88)             26,051      1.94         1.94        (1.12)        151
 Class L......................    21.24      (50.60)            138,175      1.39         1.39        (0.57)         --
 Class M......................    19.76      (50.84)             20,522      1.94         1.94        (1.12)         --
 Class N......................    19.77      (50.87)              7,278      1.94         1.94        (1.12)         --
 For the Year Ended August 31,
   2000
 Class H......................    57.72      114.64              50,558      1.90         1.90        (1.49)        212
 Class L......................    60.44      115.84             314,326      1.35         1.35        (0.94)         --
 Class M......................    57.66      114.66              38,246      1.90         1.90        (1.49)         --
 Class N......................    57.71      114.60              14,300      1.90         1.90        (1.49)         --
 For the Year Ended August 31,
   1999
 Class H......................    34.94       79.33              20,755      2.05         2.05        (1.63)        271
 Class L......................    36.04       80.27             147,346      1.50         1.50        (1.08)         --
 Class M......................    34.91       79.35              11,426      2.05         2.05        (1.63)         --
 Class N......................    34.94       79.33               3,612      2.05         2.05        (1.63)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD STOCK FUND
 For the Year Ended October
   31, 2003
 Class A......................   $13.73       $ 0.04        $ 2.44        $   --        $   --           $  --
 Class B......................    13.10        (0.07)         2.32            --            --              --
 Class C......................    13.13        (0.05)         2.33            --            --              --
 Class Y......................    14.15         0.12          2.54            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    16.89           --         (3.16)           --            --              --
 Class B......................    16.24        (0.12)        (3.02)           --            --              --
 Class C......................    16.23        (0.08)        (3.02)           --            --              --
 Class Y......................    17.31         0.10         (3.26)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    23.40         0.02         (5.45)           --         (1.08)             --
 Class B......................    22.69        (0.09)        (5.28)           --         (1.08)             --
 Class C......................    22.68        (0.08)        (5.29)           --         (1.08)             --
 Class Y......................    23.85         0.09         (5.55)           --         (1.08)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    23.64        (0.03)           --            --         (0.21)             --
 Class B......................    23.06        (0.12)        (0.04)           --         (0.21)             --
 Class C......................    23.05        (0.11)        (0.05)           --         (0.21)             --
 Class Y......................    23.99         0.05          0.02            --         (0.21)             --
 For the Year Ended December
   31, 1999
 Class A......................    19.70           --          4.36            --         (0.42)             --
 Class B......................    19.36        (0.07)         4.19            --         (0.42)             --
 Class C......................    19.36(f)     (0.08)(f)      4.19(f)         --         (0.42)(f)          --
 Class Y......................    19.89        (0.01)         4.53            --         (0.42)             --
 For the Year Ended December
   31, 1998
 Class A......................    15.16        (0.01)         4.75            --         (0.19)          (0.01)
 Class B......................    15.01        (0.05)         4.60            --         (0.19)          (0.01)
 Class Y......................    15.25         0.06          4.78            --         (0.19)          (0.01)
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    18.53(f)     (0.02)(f)      1.22(f)         --         (0.35)(f)       (0.02)(f)
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.37         (0.07)        (0.37)           --              --
 Class B......................    10.00         0.30         (0.08)        (0.30)           --              --
 Class C......................    10.00         0.30         (0.07)        (0.30)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD STOCK FUND
 For the Year Ended October
   31, 2003
 Class A......................   $16.21       18.06%         $  976,663      1.47%        1.45%        0.26%        37%
 Class B......................    15.35       17.18             376,437      2.20         2.18        (0.47)         --
 Class C......................    15.41       17.36             311,874      2.07         2.07        (0.36)         --
 Class Y......................    16.81       18.80              42,894      0.88         0.88         0.84          --
 For the Year Ended October
   31, 2002(g)
 Class A......................    13.73      (18.71)            880,371      1.47         1.42        (0.01)         48
 Class B......................    13.10      (19.34)            351,382      2.15         2.15        (0.74)         --
 Class C......................    13.13      (19.10)            313,173      2.03         2.03        (0.62)         --
 Class Y......................    14.15      (18.26)             34,116      0.85         0.85         0.58          --
 For the Year Ended October
   31, 2001
 Class A......................    16.89      (24.28)          1,031,549      1.33         1.28         0.05          38
 Class B......................    16.24      (24.80)            470,035      2.00         2.00        (0.67)         --
 Class C......................    16.23      (24.81)            430,238      1.99         1.99        (0.66)         --
 Class Y......................    17.31      (23.93)             27,004      0.79         0.79         0.54          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    23.40       (0.14)(d)       1,067,970      1.32(b)      1.27(b)     (0.19)(b)      38
 Class B......................    22.69       (0.71)(d)         578,402      1.99(b)      1.99(b)     (0.90)(b)      --
 Class C......................    22.68       (0.71)(d)         492,996      1.98(b)      1.98(b)     (0.90)(b)      --
 Class Y......................    23.85        0.28(d)           32,123      0.80(b)      0.80(b)      0.28(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    23.64       22.31             752,763      1.38         1.33        (0.06)         34
 Class B......................    23.06       21.46             462,318      2.03         2.03        (0.75)         --
 Class C......................    23.05(f)    21.40             305,566      2.07         2.07        (0.78)         --
 Class Y......................    23.99       22.91              31,129      0.91         0.91         0.36          --
 For the Year Ended December
   31, 1998
 Class A......................    19.70       31.33             268,226      1.49         1.44        (0.07)         37
 Class B......................    19.36       30.38             185,205      2.16         2.15        (0.77)         --
 Class Y......................    19.89       31.80               7,919      0.96         0.96         0.36          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    19.36(f)     6.60(d)           36,039      2.24(b)      2.15(b)     (0.76)(b)      --
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................     9.93        3.06              10,799      1.57(b)      0.95(b)      3.73(b)       64
 Class B......................     9.92        2.23               1,827      2.32(b)      1.65(b)      3.07(b)       --
 Class C......................     9.93        2.34               1,230      2.18(b)      1.65(b)      3.02(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE TAX-FREE MINNESOTA FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $10.46       $ 0.38        $ 0.05        $(0.38)       $(0.05)          $  --
 Class B......................    10.47         0.31          0.04         (0.31)        (0.05)             --
 Class C......................    10.48         0.31          0.05         (0.31)        (0.05)             --
 Class E......................    10.53         0.41          0.05         (0.42)        (0.05)             --
 Class H......................    10.52         0.30          0.06         (0.32)        (0.05)             --
 Class L......................    10.49         0.39          0.05         (0.39)        (0.05)             --
 Class M......................    10.49         0.31          0.07         (0.32)        (0.05)             --
 Class N......................    10.51         0.31          0.05         (0.32)        (0.05)             --
 Class Y......................    10.49         0.40          0.06         (0.43)        (0.05)             --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.29         0.26          0.16         (0.25)           --              --
 Class B......................    10.27         0.20          0.20         (0.20)           --              --
 Class C......................    10.27         0.20          0.21         (0.20)           --              --
 Class Y......................    10.29         0.29          0.20         (0.29)           --              --
 For the Year Ended October
   31, 2002
 Class E......................    10.45         0.40          0.07         (0.39)           --              --
 Class H......................    10.44         0.29          0.07         (0.28)           --              --
 Class L......................    10.42         0.37          0.06         (0.36)           --              --
 Class M......................    10.42         0.29          0.06         (0.28)           --              --
 Class N......................    10.44         0.29          0.06         (0.28)           --              --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    10.35         0.04          0.10         (0.04)           --              --
 Class H......................    10.34         0.03          0.10         (0.03)           --              --
 Class L......................    10.31         0.04          0.11         (0.04)           --              --
 Class M......................    10.31         0.03          0.11         (0.03)           --              --
 Class N......................    10.34         0.03          0.10         (0.03)           --              --
 For the Year Ended September
   30, 2001
 Class E......................     9.91         0.48          0.45         (0.49)           --              --
 Class H......................     9.91         0.38          0.44         (0.39)           --              --
 Class L......................     9.88         0.45          0.45         (0.47)           --              --
 Class M......................     9.88         0.38          0.44         (0.39)           --              --
 Class N......................     9.90         0.38          0.45         (0.39)           --              --
 For the Year Ended September
   30, 2000
 Class E......................     9.94         0.51         (0.04)        (0.50)           --              --
 Class H......................     9.93         0.42         (0.04)        (0.40)           --              --
 Class L......................     9.91         0.48         (0.04)        (0.47)           --              --
 Class M......................     9.90         0.42         (0.04)        (0.40)           --              --
 Class N......................     9.93         0.41         (0.04)        (0.40)           --              --
 For the Year Ended September
   30, 1999
 Class E......................    10.77         0.50         (0.67)        (0.49)        (0.17)             --
 Class H......................    10.76         0.39         (0.67)        (0.38)        (0.17)             --
 Class L......................    10.74         0.47         (0.67)        (0.46)        (0.17)             --
 Class M......................    10.73         0.39         (0.67)        (0.38)        (0.17)             --
 Class N......................    10.73         0.42         (0.67)        (0.38)        (0.17)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE TAX-FREE MINNESOTA FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $10.46        4.23%         $    3,242      1.50%        1.15%        3.58%        17%
 Class B......................    10.46        3.42                 532      2.21         1.85         2.88          --
 Class C......................    10.48        3.51                 414      2.09         1.85         2.88          --
 Class E......................    10.52        4.50              29,784      0.83         0.80         3.92          --
 Class H......................    10.51        3.46                 155      1.81         1.78         2.89          --
 Class L......................    10.49        4.34               2,922      1.07         1.05         3.67          --
 Class M......................    10.50        3.67                 454      1.82         1.80         2.92          --
 Class N......................    10.50        3.47                 212      1.83         1.80         2.92          --
 Class Y......................    10.47        4.50                   1      0.91         0.80         3.82          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.46        4.16(d)            2,073      1.37(b)      1.15(b)      3.57(b)       36
 Class B......................    10.47        3.93(d)              238      2.09(b)      1.85(b)      2.73(b)       --
 Class C......................    10.48        4.03(d)              304      1.92(b)      1.85(b)      2.79(b)       --
 Class Y......................    10.49        4.92(d)                1      0.65(b)      0.65(b)      3.83(b)       --
 For the Year Ended October
   31, 2002
 Class E......................    10.53        4.58              31,414      0.79         0.79         3.81          36
 Class H......................    10.52        3.56                 577      1.81         1.81         2.81          --
 Class L......................    10.49        4.22               3,344      1.04         1.04         3.56          --
 Class M......................    10.49        3.46                 562      1.79         1.79         2.81          --
 Class N......................    10.51        3.46                 203      1.79         1.79         2.81          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    10.45        1.33(d)           32,533      0.84(b)      0.84(b)      4.28(b)       --
 Class H......................    10.44        1.25(d)            1,094      1.84(b)      1.84(b)      3.28(b)       --
 Class L......................    10.42        1.41(d)            3,543      1.09(b)      1.09(b)      4.03(b)       --
 Class M......................    10.42        1.35(d)              772      1.84(b)      1.84(b)      3.28(b)       --
 Class N......................    10.44        1.25(d)              203      1.84(b)      1.84(b)      3.28(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    10.35        9.58              32,259      0.85         0.85         4.70          18
 Class H......................    10.34        8.43               1,086      1.85         1.85         3.70          --
 Class L......................    10.31        9.24               3,570      1.10         1.10         4.45          --
 Class M......................    10.31        8.45                 789      1.85         1.85         3.70          --
 Class N......................    10.34        8.55                 200      1.85         1.85         3.70          --
 For the Year Ended September
   30, 2000
 Class E......................     9.91        4.87              33,088      0.86         0.86         5.12          56
 Class H......................     9.91        3.95               1,076      1.86         1.86         4.12          --
 Class L......................     9.88        4.63               3,454      1.11         1.11         4.87          --
 Class M......................     9.88        3.96                 829      1.86         1.86         4.12          --
 Class N......................     9.90        3.84                 255      1.86         1.86         4.12          --
 For the Year Ended September
   30, 1999
 Class E......................     9.94       (1.71)             37,396      0.86         0.86         4.73          55
 Class H......................     9.93       (2.73)              1,401      1.86         1.86         3.73          --
 Class L......................     9.91       (1.94)              3,240      1.11         1.11         4.48          --
 Class M......................     9.90       (2.73)                860      1.86         1.86         3.73          --
 Class N......................     9.93       (2.45)                247      1.86         1.86         3.73          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD TAX-FREE NATIONAL
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $11.28       $ 0.41        $ 0.04        $(0.41)       $(0.25)          $  --
 Class B......................    11.21         0.33          0.04         (0.33)        (0.25)             --
 Class C......................    11.23         0.33          0.04         (0.33)        (0.25)             --
 Class E......................    11.27         0.45          0.03         (0.45)        (0.25)             --
 Class H......................    11.24         0.36          0.02         (0.34)        (0.25)             --
 Class L......................    11.25         0.42          0.04         (0.42)        (0.25)             --
 Class M......................    11.24         0.34          0.04         (0.34)        (0.25)             --
 Class N......................    11.22         0.33          0.05         (0.34)        (0.25)             --
 Class Y......................    11.28         0.45          0.04         (0.46)        (0.25)             --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.99         0.26          0.30         (0.27)           --              --
 Class B......................    10.97         0.20          0.25         (0.21)           --              --
 Class C......................    10.97         0.20          0.27         (0.21)           --              --
 Class Y......................    10.99         0.33          0.27         (0.31)           --              --
 For the Year Ended October
   31, 2002
 Class E......................    11.18         0.41          0.12         (0.40)        (0.04)             --
 Class H......................    11.15         0.32          0.11         (0.30)        (0.04)             --
 Class L......................    11.16         0.39          0.12         (0.38)        (0.04)             --
 Class M......................    11.15         0.31          0.12         (0.30)        (0.04)             --
 Class N......................    11.13         0.31          0.12         (0.30)        (0.04)             --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    11.07         0.04          0.11         (0.04)           --              --
 Class H......................    11.03         0.03          0.12         (0.03)           --              --
 Class L......................    11.05         0.04          0.11         (0.04)           --              --
 Class M......................    11.04         0.03          0.11         (0.03)           --              --
 Class N......................    11.02         0.03          0.11         (0.03)           --              --
 For the Year Ended September
   30, 2001
 Class E......................    10.52         0.49          0.56         (0.50)           --              --
 Class H......................    10.49         0.37          0.56         (0.39)           --              --
 Class L......................    10.50         0.46          0.56         (0.47)           --              --
 Class M......................    10.49         0.38          0.56         (0.39)           --              --
 Class N......................    10.48         0.38          0.56         (0.40)           --              --
 For the Year Ended September
   30, 2000
 Class E......................    10.49         0.52          0.02         (0.51)           --              --
 Class H......................    10.46         0.42          0.02         (0.41)           --              --
 Class L......................    10.47         0.50          0.02         (0.49)           --              --
 Class M......................    10.46         0.42          0.02         (0.41)           --              --
 Class N......................    10.45         0.42          0.02         (0.41)           --              --
 For the Year Ended September
   30, 1999
 Class E......................    11.38         0.50         (0.78)        (0.49)        (0.12)             --
 Class H......................    11.35         0.39         (0.78)        (0.38)        (0.12)             --
 Class L......................    11.37         0.47         (0.78)        (0.47)        (0.12)             --
 Class M......................    11.36         0.38         (0.78)        (0.38)        (0.12)             --
 Class N......................    11.34         0.39         (0.78)        (0.38)        (0.12)             --
THE HARTFORD TAX-FREE NEW YORK
 FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.34          0.16         (0.35)           --              --
 Class B......................    10.00         0.27          0.16         (0.28)           --              --
 Class C......................    10.00         0.27          0.16         (0.28)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD TAX-FREE NATIONAL
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $11.07        4.18%         $   21,457      1.61%        1.15%        3.75%        35%
 Class B......................    11.00        3.43               6,598      2.33         1.85         3.05          --
 Class C......................    11.02        3.42               7,588      2.21         1.85         3.06          --
 Class E......................    11.05        4.39              33,998      0.92         0.85         4.00          --
 Class H......................    11.03        3.47               1,747      1.92         1.84         2.99          --
 Class L......................    11.04        4.24               7,454      1.18         1.10         3.76          --
 Class M......................    11.03        3.47               1,235      1.92         1.84         3.01          --
 Class N......................    11.01        3.48                 607      1.93         1.85         3.01          --
 Class Y......................    11.06        4.53                   1      1.17         0.85         4.06          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.28        5.17(d)           12,192      1.63(b)      1.15(b)      3.31(b)       47
 Class B......................    11.21        4.18(d)            3,764      2.33(b)      1.85(b)      2.54(b)       --
 Class C......................    11.23        4.37(d)            3,121      2.18(b)      1.85(b)      2.57(b)       --
 Class Y......................    11.28        5.52(d)                1      0.63(b)      0.63(b)      4.15(b)       --
 For the Year Ended October
   31, 2002
 Class E......................    11.27        4.93              39,423      0.94         0.94         3.70          47
 Class H......................    11.24        3.99               2,895      1.95         1.85         2.83          --
 Class L......................    11.25        4.72               7,360      1.19         1.15         3.50          --
 Class M......................    11.24        3.99               1,552      1.95         1.85         2.80          --
 Class N......................    11.22        3.99                 600      1.95         1.85         2.80          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    11.18        1.35(d)           42,441      0.95(b)      0.95(b)      4.21(b)       --
 Class H......................    11.15        1.36(d)            4,679      1.95(b)      1.95(b)      3.21(b)       --
 Class L......................    11.16        1.33(d)            8,029      1.20(b)      1.20(b)      3.96(b)       --
 Class M......................    11.15        1.27(d)            1,723      1.95(b)      1.95(b)      3.21(b)       --
 Class N......................    11.13        1.27(d)              538      1.95(b)      1.95(b)      3.21(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    11.07       10.18              42,331      0.97         0.97         4.49          28
 Class H......................    11.03        9.03               4,853      1.97         1.97         3.49          --
 Class L......................    11.05        9.91               7,892      1.22         1.22         4.24          --
 Class M......................    11.04        9.14               1,701      1.97         1.97         3.49          --
 Class N......................    11.02        9.06                 469      1.97         1.97         3.49          --
 For the Year Ended September
   30, 2000
 Class E......................    10.52        5.33              42,212      0.96         0.96         4.96          64
 Class H......................    10.49        4.29               5,021      1.96         1.96         3.96          --
 Class L......................    10.50        5.09               6,509      1.21         1.21         4.71          --
 Class M......................    10.49        4.29               1,540      1.96         1.96         3.96          --
 Class N......................    10.48        4.30                 289      1.96         1.96         3.96          --
 For the Year Ended September
   30, 1999
 Class E......................    10.49       (2.56)             47,140      0.94         0.94         4.56          89
 Class H......................    10.46       (3.52)              6,019      1.94         1.94         3.56          --
 Class L......................    10.47       (2.87)              8,247      1.19         1.19         4.31          --
 Class M......................    10.46       (3.61)              1,752      1.94         1.94         3.56          --
 Class N......................    10.45       (3.53)                548      1.94         1.94         3.56          --
THE HARTFORD TAX-FREE NEW YORK
 FUND
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.15        5.03               8,602      1.63(b)      0.95(b)      3.34(b)       54
 Class B......................    10.15        4.30               1,051      2.38(b)      1.65(b)      2.64(b)       --
 Class C......................    10.15        4.30               1,393      2.26(b)      1.65(b)      2.67(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $10.78       $ 0.49        $ 0.48        $(0.50)       $(0.11)          $  --
 Class B......................    10.73         0.42          0.47         (0.42)        (0.11)             --
 Class C......................    10.77         0.42          0.46         (0.42)        (0.11)             --
 Class Y......................    10.87         0.53          0.50         (0.55)        (0.11)             --
 For the Year Ended October
   31, 2002(g)
 Class A......................    10.90         0.47            --         (0.52)        (0.07)             --
 Class B......................    10.85         0.40            --         (0.45)        (0.07)             --
 Class C......................    10.89         0.40            --         (0.45)        (0.07)             --
 Class Y......................    10.99         0.45          0.08         (0.58)        (0.07)             --
 For the Year Ended October
   31, 2001
 Class A......................    10.14         0.55          0.73         (0.52)           --              --
 Class B......................    10.10         0.48          0.72         (0.45)           --              --
 Class C......................    10.14         0.49          0.71         (0.45)           --              --
 Class Y......................    10.22         0.61          0.73         (0.57)           --              --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.93         0.50          0.19         (0.48)           --              --
 Class B......................     9.90         0.43          0.20         (0.43)           --              --
 Class C......................     9.93         0.44          0.20         (0.43)           --              --
 Class Y......................     9.99         0.54          0.20         (0.51)           --              --
 For the Year Ended December
   31, 1999
 Class A......................    10.76         0.54         (0.83)        (0.52)        (0.02)             --
 Class B......................    10.72         0.47         (0.82)        (0.45)        (0.02)             --
 Class C......................    10.76(f)      0.47(f)      (0.82)(f)     (0.46)(f)     (0.02)(f)          --
 Class Y......................    10.81         0.55         (0.80)        (0.55)        (0.02)             --
 For the Year Ended December
   31, 1998
 Class A......................    10.61         0.54          0.23         (0.54)        (0.08)             --
 Class B......................    10.58         0.47          0.22         (0.47)        (0.08)             --
 Class Y......................    10.64         0.58          0.24         (0.57)        (0.08)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    10.70(f)      0.19(f)       0.15(f)      (0.21)(f)     (0.07)(f)          --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Year Ended October
   31, 2003
 Class A......................   $11.14        9.16%         $  268,655      1.40%        1.25%        3.39%       199%
 Class B......................    11.09        8.44             106,077      2.13         1.95         2.70          --
 Class C......................    11.12        8.31             110,214      2.01         1.95         2.71          --
 Class Y......................    11.24        9.68              60,125      0.81         0.80         3.82          --
 For the Year Ended October
   31, 2002(g)
 Class A......................    10.78        4.50             215,083      1.42         1.25         4.65         149
 Class B......................    10.73        3.77              98,028      2.10         1.95         3.92          --
 Class C......................    10.77        3.80             107,479      1.98         1.95         3.92          --
 Class Y......................    10.87        5.01              39,778      0.78         0.78         5.16          --
 For the Year Ended October
   31, 2001
 Class A......................    10.90       12.96             122,423      1.30         1.25         5.00         196
 Class B......................    10.85       12.12              55,999      1.96         1.95         4.30          --
 Class C......................    10.89       12.12              62,222      1.97         1.95         4.30          --
 Class Y......................    10.99       13.46              43,635      0.75         0.75         5.50          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    10.14        7.17(d)           37,290      1.29(b)      1.24(b)      5.88(b)      140
 Class B......................    10.10        6.48(d)           22,197      1.95(b)      1.95(b)      5.17(b)       --
 Class C......................    10.14        6.55(d)           16,886      1.94(b)      1.94(b)      5.18(b)       --
 Class Y......................    10.22        7.60(d)           30,334      0.77(b)      0.77(b)      6.34(b)       --
 For the Year Ended December
   31, 1999
 Class A......................     9.93       (2.71)             57,320      1.29         1.24         5.32         113
 Class B......................     9.90       (3.30)             21,442      1.94         1.94         4.62          --
 Class C......................     9.93(f)    (3.36)             18,136      1.97         1.95         4.62          --
 Class Y......................     9.99       (2.31)             28,052      0.80         0.80         5.77          --
 For the Year Ended December
   31, 1998
 Class A......................    10.76        7.48              47,143      1.32         1.25         5.04         135
 Class B......................    10.72        6.70              16,772      2.01         1.95         4.32          --
 Class Y......................    10.81        7.98              10,766      0.84         0.80         5.48          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    10.76(f)     3.19(d)            5,420      2.13(b)      1.95(b)      4.13(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 9.88       $ 0.41        $(0.21)       $(0.41)       $   --           $  --
 Class B......................     9.84         0.33         (0.19)        (0.34)           --              --
 Class C......................     9.84         0.33         (0.20)        (0.34)           --              --
 Class E......................     9.87         0.45         (0.20)        (0.46)           --              --
 Class H......................     9.83         0.35         (0.19)        (0.36)           --              --
 Class L......................     9.87         0.42         (0.19)        (0.43)           --              --
 Class M......................     9.84         0.35         (0.20)        (0.36)           --              --
 Class N......................     9.84         0.35         (0.20)        (0.36)           --              --
 Class Y......................     9.89         0.45         (0.20)        (0.46)           --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.50         0.26          0.38         (0.26)           --              --
 Class B......................     9.46         0.21          0.38         (0.21)           --              --
 Class C......................     9.46         0.21          0.38         (0.21)           --              --
 Class Y......................     9.50         0.32          0.36         (0.29)           --              --
 For the Year Ended October
   31, 2002
 Class E......................     9.67         0.42          0.19         (0.41)           --              --
 Class H......................     9.64         0.32          0.19         (0.32)           --              --
 Class L......................     9.67         0.39          0.20         (0.39)           --              --
 Class M......................     9.64         0.32          0.20         (0.32)           --              --
 Class N......................     9.64         0.32          0.20         (0.32)           --              --
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................     9.37         0.13          0.30         (0.13)           --              --
 Class H......................     9.34         0.10          0.30         (0.10)           --              --
 Class L......................     9.37         0.12          0.30         (0.12)           --              --
 Class M......................     9.34         0.10          0.30         (0.10)           --              --
 Class N......................     9.34         0.10          0.30         (0.10)           --              --
 For the Year Ended July 31,
   2001
 Class E......................     8.86         0.54          0.52         (0.55)           --              --
 Class H......................     8.83         0.45          0.52         (0.46)           --              --
 Class L......................     8.86         0.52          0.52         (0.53)           --              --
 Class M......................     8.83         0.45          0.52         (0.46)           --              --
 Class N......................     8.83         0.45          0.52         (0.46)           --              --
 For the Year Ended July 31,
   2000
 Class E......................     8.96         0.52         (0.10)        (0.52)           --              --
 Class H......................     8.94         0.43         (0.10)        (0.44)           --              --
 Class L......................     8.96         0.50         (0.10)        (0.50)           --              --
 Class M......................     8.94         0.43         (0.10)        (0.44)           --              --
 Class N......................     8.93         0.44         (0.10)        (0.44)           --              --
 For the Year Ended July 31,
   1999
 Class E......................     9.30         0.49         (0.34)        (0.49)           --              --
 Class H......................     9.28         0.40         (0.34)        (0.40)           --              --
 Class L......................     9.30         0.47         (0.34)        (0.47)           --              --
 Class M......................     9.28         0.40         (0.34)        (0.40)           --              --
 Class N......................     9.27         0.40         (0.34)        (0.40)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 9.67        2.06%         $   65,337      1.48%        1.20%        4.11%       108%
 Class B......................     9.64        1.45              38,210      2.21         1.90         3.41          --
 Class C......................     9.63        1.34              26,626      2.07         1.90         3.43          --
 Class E......................     9.66        2.49             135,954      0.81         0.81         4.49          --
 Class H......................     9.63        1.57               6,283      1.80         1.80         3.50          --
 Class L......................     9.67        2.32              43,202      1.06         1.06         4.24          --
 Class M......................     9.63        1.47               4,588      1.80         1.80         3.50          --
 Class N......................     9.63        1.47               1,388      1.80         1.80         3.49          --
 Class Y......................     9.68        2.51                   1      0.87         0.80         4.50          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.88        6.87(d)           75,245      1.59(b)      1.20(b)      3.58(b)      218
 Class B......................     9.84        6.36(d)           39,276      2.28(b)      1.90(b)      2.87(b)       --
 Class C......................     9.84        6.36(d)           40,708      2.11(b)      1.90(b)      2.86(b)       --
 Class Y......................     9.89        7.32(d)                1      0.74(b)      0.74(b)      4.36(b)       --
 For the Year Ended October
   31, 2002
 Class E......................     9.87        6.55             156,085      0.81         0.81         4.45         218
 Class H......................     9.83        5.41               9,319      1.81         1.81         3.45          --
 Class L......................     9.87        6.29              49,048      1.06         1.06         4.20          --
 Class M......................     9.84        5.51               6,660      1.81         1.81         3.44          --
 Class N......................     9.84        5.52               1,717      1.81         1.81         3.47          --
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................     9.67        4.57(d)          187,712      0.79(b)      0.79(b)      5.25(b)       32
 Class H......................     9.64        4.31(d)           10,770      1.79(b)      1.79(b)      4.25(b)       --
 Class L......................     9.67        4.50(d)           52,579      1.04(b)      1.04(b)      5.01(b)       --
 Class M......................     9.64        4.32(d)            6,582      1.79(b)      1.79(b)      4.25(b)       --
 Class N......................     9.64        4.31(d)            2,275      1.79(b)      1.79(b)      4.25(b)       --
 For the Year Ended July 31,
   2001
 Class E......................     9.37       12.30             182,170      0.79         0.79         5.93         136
 Class H......................     9.34       11.24              10,078      1.79         1.79         4.92          --
 Class L......................     9.37       12.02              47,798      1.04         1.04         5.67          --
 Class M......................     9.34       11.24               5,284      1.79         1.79         4.92          --
 Class N......................     9.34       11.24               1,603      1.79         1.79         4.92          --
 For the Year Ended July 31,
   2000
 Class E......................     8.86        4.91             184,520      0.79         0.79         5.96         181
 Class H......................     8.83        3.79               8,345      1.79         1.79         4.96          --
 Class L......................     8.86        4.62              43,620      1.04         1.04         5.71          --
 Class M......................     8.83        3.79               4,264      1.79         1.79         4.96          --
 Class N......................     8.83        3.91               1,606      1.79         1.79         4.93          --
 For the Year Ended July 31,
   1999
 Class E......................     8.96        1.56             254,096      0.78         0.78         5.32          75
 Class H......................     8.94        0.53              10,262      1.78         1.78         4.32          --
 Class L......................     8.96        1.30              49,274      1.03         1.03         5.07          --
 Class M......................     8.94        0.53               4,703      1.78         1.78         4.32          --
 Class N......................     8.93        0.52               3,071      1.78         1.78         4.32          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD VALUE FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $ 7.59       $ 0.08        $ 1.31        $(0.06)       $   --           $  --
 Class B......................     7.51         0.03          1.29            --            --              --
 Class C......................     7.51         0.03          1.29            --            --              --
 Class Y......................     7.64         0.16          1.25         (0.10)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.02         0.05         (1.43)           --         (0.05)             --
 Class B......................     8.99        (0.02)        (1.41)           --         (0.05)             --
 Class C......................     8.99        (0.02)        (1.41)           --         (0.05)             --
 Class Y......................     9.04         0.09         (1.44)           --         (0.05)             --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00         0.01         (0.99)           --            --              --
 Class B......................    10.00           --         (1.01)           --            --              --
 Class C......................    10.00           --         (1.01)           --            --              --
 Class Y......................    10.00         0.05         (1.01)           --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD VALUE FUND
 For the Year Ended October
   31, 2003(g)
 Class A......................   $ 8.92       18.43%         $   42,101      1.57%        1.45%        1.02%        35%
 Class B......................     8.83       17.58               7,305      2.30         2.15         0.32          --
 Class C......................     8.83       17.58              10,231      2.18         2.15         0.32          --
 Class Y......................     8.95       18.66                  27      1.00         1.00         1.46          --
 For the Year Ended October
   31, 2002(g)
 Class A......................     7.59      (15.42)             30,010      1.63         1.45         0.69          35
 Class B......................     7.51      (16.03)              5,222      2.31         2.15        (0.02)         --
 Class C......................     7.51      (16.03)              9,110      2.21         2.15        (0.04)         --
 Class Y......................     7.64      (15.05)                230      0.98         0.98         1.09          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     9.02       (9.80)(d)          13,728      1.66(b)      1.45(b)      0.53(b)       12
 Class B......................     8.99      (10.10)(d)           2,029      2.36(b)      2.15(b)     (0.17)(b)      --
 Class C......................     8.99      (10.10)(d)           4,769      2.34(b)      2.15(b)     (0.17)(b)      --
 Class Y......................     9.04       (9.60)(d)             271      1.09(b)      1.00(b)      0.98(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................   $ 9.26       $(0.01)       $ 2.90        $   --        $   --           $  --
 Class B......................     8.84        (0.04)         2.73            --            --              --
 Class C......................     8.85        (0.04)         2.72            --            --              --
 Class H......................     8.85        (0.08)         2.77            --            --              --
 Class L......................     9.26        (0.01)         2.90            --            --              --
 Class M......................     8.85        (0.08)         2.76            --            --              --
 Class N......................     8.85        (0.08)         2.77            --            --              --
 Class Y......................     9.30         0.01          2.91            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.73           --         (2.47)           --            --              --
 Class B......................    11.26        (0.02)        (2.40)           --            --              --
 Class C......................    11.26        (0.02)        (2.39)           --            --              --
 Class Y......................    11.73         0.05         (2.48)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    11.58        (0.11)        (1.81)           --         (0.81)             --
 Class L......................    11.99           --         (1.92)           --         (0.81)             --
 Class M......................    11.57        (0.08)        (1.83)           --         (0.81)             --
 Class N......................    11.57        (0.13)        (1.78)           --         (0.81)             --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    12.86        (0.02)        (1.26)           --            --              --
 Class L......................    13.30           --         (1.31)           --            --              --
 Class M......................    12.85        (0.02)        (1.26)           --            --              --
 Class N......................    12.86        (0.03)        (1.26)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    13.95        (0.07)         0.30            --         (1.32)             --
 Class L......................    14.30         0.03          0.31         (0.02)        (1.32)             --
 Class M......................    13.94        (0.07)         0.30            --         (1.32)             --
 Class N......................    13.95        (0.07)         0.30            --         (1.32)             --
 For the Year Ended August 31,
   2000
 Class H......................    13.07        (0.08)         1.89            --         (0.93)             --
 Class L......................    13.28         0.01          1.94            --         (0.93)             --
 Class M......................    13.06        (0.08)         1.89            --         (0.93)             --
 Class N......................    13.07        (0.08)         1.89            --         (0.93)             --
 For the Year Ended August 31,
   1999
 Class H......................    11.72        (0.08)         2.73            --         (1.30)             --
 Class L......................    11.85         0.05          2.73         (0.05)        (1.30)             --
 Class M......................    11.71        (0.08)         2.73            --         (1.30)             --
 Class N......................    11.72        (0.08)         2.73            --         (1.30)             --
 For the Year Ended August 31,
   1998
 Class H......................    13.39        (0.01)        (0.30)           --         (1.36)             --
 Class L......................    13.51         0.09         (0.30)        (0.09)        (1.36)             --
 Class M......................    13.39        (0.02)        (0.30)           --         (1.36)             --
 Class N......................    13.39        (0.01)        (0.30)           --         (1.36)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2003
 Class A......................   $12.15       31.21%         $    5,917      1.92%        1.45%       (0.10)%       57%
 Class B......................    11.53       30.43               1,932      2.63         2.15        (0.80)         --
 Class C......................    11.53       30.28               1,613      2.51         2.15        (0.81)         --
 Class H......................    11.54       30.40               6,526      2.26         2.15        (0.82)         --
 Class L......................    12.15       31.21              22,701      1.51         1.45        (0.11)         --
 Class M......................    11.53       30.28               8,015      2.26         2.15        (0.82)         --
 Class N......................    11.54       30.40               1,989      2.26         2.15        (0.82)         --
 Class Y......................    12.22       31.40                   1      1.33         1.25         0.08          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.26      (21.06)(d)           2,600      1.92(b)      1.45(b)      0.04(b)       70
 Class B......................     8.84      (21.45)(d)             481      2.61(b)      2.15(b)     (0.71)(b)      --
 Class C......................     8.85      (21.41)(d)             430      2.48(b)      2.15(b)     (0.75)(b)      --
 Class Y......................     9.30      (20.75)(d)               1      1.13(b)      1.00(b)      0.49(b)       --
 For the Year Ended October
   31, 2002
 Class H......................     8.85      (17.99)              5,634      2.17         2.15        (0.82)         70
 Class L......................     9.26      (17.34)             19,684      1.43         1.43        (0.11)         --
 Class M......................     8.85      (17.92)              6,669      2.18         2.15        (0.82)         --
 Class N......................     8.85      (17.92)              1,749      2.18         2.15        (0.83)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    11.58       (9.95)(d)           7,914      2.18(b)      2.18(b)     (0.89)(b)      12
 Class L......................    11.99       (9.85)(d)          27,982      1.43(b)      1.43(b)     (0.14)(b)      --
 Class M......................    11.57       (9.96)(d)           8,700      2.18(b)      2.18(b)     (0.89)(b)      --
 Class N......................    11.57      (10.03)(d)           2,636      2.18(b)      2.18(b)     (0.89)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    12.86        1.53               8,967      2.16         2.16        (0.70)        177
 Class L......................    13.30        2.29              30,480      1.41         1.41         0.05          --
 Class M......................    12.85        1.53               9,668      2.16         2.16        (0.70)         --
 Class N......................    12.86        1.53               2,935      2.16         2.16        (0.70)         --
 For the Year Ended August 31,
   2000
 Class H......................    13.95       14.90               8,796      2.17         2.17        (0.61)        228
 Class L......................    14.30       15.76              39,975      1.42         1.42         0.14          --
 Class M......................    13.94       14.90               7,633      2.17         2.17        (0.61)         --
 Class N......................    13.95       14.90               2,662      2.17         2.17        (0.61)         --
 For the Year Ended August 31,
   1999
 Class H......................    13.07       23.18               8,045      2.23         2.23        (0.43)        266
 Class L......................    13.28       24.10              34,302      1.48         1.48         0.32          --
 Class M......................    13.06       23.20               6,662      2.23         2.23        (0.43)         --
 Class N......................    13.07       23.18               2,486      2.23         2.23        (0.43)         --
 For the Year Ended August 31,
   1998
 Class H......................    11.72       (3.24)              7,016      2.27         2.27        (0.20)        260
 Class L......................    11.85       (2.52)             22,449      1.52         1.52         0.55          --
 Class M......................    11.71       (3.33)              4,794      2.27         2.27        (0.20)         --
 Class N......................    11.72       (3.24)              1,991      2.27         2.27        (0.20)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 REPORT OF INDEPENDENT AUDITORS

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Hartford Advisers Fund, The Hartford Capital Appreciation Fund, The Hartford Disciplined Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Focus Fund, The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund, The Hartford Global Leaders Fund, The Hartford Global Technology Fund, The Hartford Growth Fund, The Hartford Growth Opportunities Fund, The Hartford High Yield Fund, The Hartford Income Fund, The Hartford Inflation Plus Fund, The Hartford International Capital Appreciation Fund, The Hartford International Opportunities Fund, The Hartford International Small Company Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, The Hartford Money Market Fund, The Hartford Short Duration Fund, The Hartford Small Company Fund, The Hartford SmallCap Growth Fund, The Hartford Stock Fund, The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, The Hartford Tax-Free New York Fund, The Hartford Total Return Bond Fund, The Hartford U.S. Government Securities Fund, The Hartford Value Fund and The Hartford Value Opportunities Fund (certain funds within The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.) (the "Funds") as of October 31, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through October 31, 2001, were audited by other auditors whose reports dated December 6, 2001 and December 7, 2001, expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the Funds listed above constituting The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at October 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
December 5, 2003

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 DIRECTOR AND OFFICER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Boards of Directors ("Boards") are responsible for overall management of the Funds. The Boards may exercise all of the Funds' powers, except those conferred solely upon or reserved to the shareholders. The following table provides information about the Funds' directors and officers. The business address for all directors and officers is c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except for Tamara L. Fagely and Robert W. Beltz, Jr., whose business address is 500 Bielenberg Dr., Woodbury, MN 55125.

------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                                  NUMBER OF
                                       OFFICE(1) AND                                             PORTFOLIOS IN
                       POSITION HELD     LENGTH OF                                               FUND COMPLEX          OTHER
                          WITH THE      TIME SERVED:           PRINCIPAL OCCUPATION(S)            OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE             COMPANIES     MF(2)  MFII(3)            DURING PAST 5 YEARS               DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
LYNN S. BIRDSONG(4)    Director        2003   2003     From 1979 to 2002, Mr. Birdsong was a          72        N/A
(age 57)                                               managing director of Zurich Scudder
                                                       Investments, an investment management
                                                       firm. In 2003, Mr. Birdsong became an
                                                       independent director of the Atlantic
                                                       Whitehall Funds and The Japan Fund;
                                                       during his employment with Scudder, he
                                                       was an interested director of The Japan
                                                       Fund. Since 1981, Mr. Birdsong has been
                                                       a partner in Birdsong Company, an
                                                       advertising specialty firm. He is also a
                                                       Director of The Hartford Income Shares
                                                       Fund, Inc., Hartford Series Fund, Inc.
                                                       and Hartford HLS Series Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------
WINIFRED E. COLEMAN    Director        1996   2002     Ms. Coleman has served as President of         72        N/A
(age 71)                                               Saint Joseph College since 1991 and
                                                       President of Cashel House, Ltd. (retail)
                                                       since 1985. She is also a Director of
                                                       The Hartford Income Shares Fund, Inc.,
                                                       Hartford Series Fund, Inc. and Hartford
                                                       HLS Series Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------
DR. ROBERT M. GAVIN    Director        2002   1986     Dr. Gavin is an educational consultant.        72        Dr. Gavin is a
(age 63)                                               Prior to September 1, 2001, he was                       Director of Systems
                                                       President of Cranbrook Education                         & Computer
                                                       Community; and prior to July 1996, he                    Technology
                                                       was President of Macalester College, St.                 Corporation.
                                                       Paul, Minnesota. He is also a Director
                                                       of The Hartford Income Shares Fund,
                                                       Inc., Hartford Series Fund, Inc. and
                                                       Hartford HLS Series Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL          Director        2001   2002     Mr. Hill is Partner Emeritus and a             72        N/A
(age 58)                                               founding partner of TSG Capital Group, a
                                                       private equity investment firm that
                                                       serves as sponsor and lead investor in
                                                       leveraged buyouts of middle market
                                                       companies. Mr. Hill is also a Partner of
                                                       TSG Ventures L.P., a private equity
                                                       investment company that invests
                                                       primarily in minority-owned small
                                                       businesses. He is also a Director of The
                                                       Hartford Income Shares Fund, Inc.,
                                                       Hartford Series Fund, Inc. and Hartford
                                                       HLS Series Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------
PHILLIP O. PETERSON    Director        2002   2000     Mr. Peterson is a mutual fund industry         72        N/A
(age 58)                                               consultant. He was a partner of KPMG LLP
                                                       until July 1999. He is also a Director
                                                       of The Hartford Income Shares Fund,
                                                       Inc., Hartford Series Fund, Inc. and
                                                       Hartford HLS Series Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                                  NUMBER OF
                                       OFFICE(1) AND                                             PORTFOLIOS IN
                       POSITION HELD     LENGTH OF                                               FUND COMPLEX          OTHER
                          WITH THE      TIME SERVED:           PRINCIPAL OCCUPATION(S)            OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE             COMPANIES     MF(2)  MFII(3)            DURING PAST 5 YEARS               DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
MILLARD H. PRYOR, JR.  Director        1996   2002     Mr. Pryor has served as Managing               72        Mr. Pryor is a
(age 70)                                               Director of Pryor & Clark Company (real                  Director of Infodata
                                                       estate investment), Hartford,                            Systems, Inc.
                                                       Connecticut, since June 1992. He is also                 (software company)
                                                       a Director of The Hartford Income Shares                 and CompuDyne
                                                       Fund, Inc., Hartford Series Fund, Inc.                   Corporation
                                                       and Hartford HLS Series Fund II, Inc.                    (security products
                                                                                                                and services) and
                                                                                                                August Financial
                                                                                                                Holding Company
                                                                                                                (advisory services).
------------------------------------------------------------------------------------------------------------------------------------
JOHN K. SPRINGER(5)    Director        1996   2002     Mr. Springer served as Chairman of            N/A        N/A
(age 72)                                               Medspan, Inc. (health maintenance
                                                       organization) until March 2002. Until
                                                       his retirement in May 2003, Mr. Springer
                                                       served as a Director of The Hartford
                                                       Income Shares Fund, Inc., Hartford
                                                       Series Fund, Inc. and Hartford HLS
                                                       Series Fund II, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(1) Term of Office: Each director and officer may serve until his or her successor is elected and qualifies.

(2) The Hartford Mutual Funds, Inc.

(3) The Hartford Mutual Funds II, Inc.

(4) Elected May 13, 2003.

(5) Retired May 13, 2003.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                            NUMBER OF
                                          OFFICE(1) AND                                       PORTFOLIOS IN
                          POSITION HELD     LENGTH OF                                         FUND COMPLEX          OTHER
                             WITH THE      TIME SERVED:        PRINCIPAL OCCUPATION(S)         OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                COMPANIES     MF(2)  MFII(3)         DURING PAST 5 YEARS            DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
THOMAS M. MARRA(4)        Director and    2002   2002     Mr. Marra is President and Chief         72        Mr. Marra is a
(age 45)                  Chairman of                     Operating Officer of Hartford                      member of the Board
                          the Board                       Life, Inc. He is also a member of                  of Directors of The
                                                          the Board of Directors and a                       Hartford.
                                                          member of the Office of the
                                                          Chairman for The Hartford
                                                          Financial Services Group, Inc.
                                                          ("The Hartford"), the parent
                                                          company of Hartford Life. Mr.
                                                          Marra was named President of
                                                          Hartford Life in 2001 and COO in
                                                          2000, and served as Director of
                                                          Hartford Life's Investment
                                                          Products Division from 1998 to
                                                          2000. He was head of the company's
                                                          Individual Life and Annuities
                                                          Division from 1994 to 1998 after
                                                          being promoted to Senior Vice
                                                          President in 1994 and to Executive
                                                          Vice President in 1996. Mr. Marra
                                                          is also a Managing Member and
                                                          President of Hartford Investment
                                                          Financial Services, LLC ("HIFSCO")
                                                          and HL Investment Advisors, LLC
                                                          ("HL Advisors"). He is also a
                                                          Director and Chairman of the Board
                                                          of The Hartford Income Shares
                                                          Fund, Inc., Hartford Series Fund,
                                                          Inc. and Hartford HLS Series Fund
                                                          II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
LOWNDES A. SMITH(4)       Director        1996   2002     Mr. Smith served as Vice Chairman        72        N/A
(age 64)                                                  of The Hartford from February 1997
                                                          to January 2002, as President and
                                                          Chief Executive Officer of
                                                          Hartford Life, Inc. from February
                                                          1997 to January 2002, and as
                                                          President and Chief Operating
                                                          Officer of The Hartford Life
                                                          Insurance Companies from January
                                                          1989 to January 2002. Mr. Smith is
                                                          also a Director of The Hartford
                                                          Income Shares Fund, Inc., Hartford
                                                          Series Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                            NUMBER OF
                                          OFFICE(1) AND                                       PORTFOLIOS IN
                          POSITION HELD     LENGTH OF                                         FUND COMPLEX          OTHER
                             WITH THE      TIME SERVED:        PRINCIPAL OCCUPATION(S)         OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                COMPANIES     MF(2)  MFII(3)         DURING PAST 5 YEARS            DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI(4)  President and   1999   2001     Mr. Znamierowski currently serves        53        N/A
(age 43)                  Director(5)                     as President of Hartford
                                                          Investment Management Company
                                                          ("Hartford Investment"), Senior
                                                          Vice President for Hartford Life,
                                                          Inc., and Senior Vice President
                                                          and Chief Investment Officer for
                                                          Hartford Life Insurance Company.
                                                          Mr. Znamierowski is also a
                                                          Managing Member and Senior Vice
                                                          President of HIFSCO and HL
                                                          Advisors. Mr. Znamierowski is
                                                          Group Senior Vice President and
                                                          Chief Investment Officer for The
                                                          Hartford. In addition, he serves
                                                          as President and Director of
                                                          Hartford Series Fund, Inc. and
                                                          President of The Hartford Income
                                                          Shares Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
ROBERT W. BELTZ, JR.      Vice President  2002   1993     Mr. Beltz currently serves as Vice      N/A        N/A
(age 54)                                                  President Securities Operations of
                                                          Hartford Administrative Services
                                                          Company ("HASCO"). Since December
                                                          2001, he has served as Assistant
                                                          Vice President of Hartford Life
                                                          Insurance Company. In addition, he
                                                          is a Vice President of The
                                                          Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc. and
                                                          Hartford HLS Series Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR             Vice President  1996   2001     Mr. Carr has served as The              N/A        N/A
(age 49)                  and Secretary                   Hartford's Assistant General
                                                          Counsel since 1999, Counsel since
                                                          November 1996 and Associate
                                                          Counsel since November 1995. Mr.
                                                          Carr is also Vice President and
                                                          Assistant Secretary of HL Advisors
                                                          and HIFSCO and Assistant Secretary
                                                          of Hartford Investment. He is also
                                                          Vice President and Secretary of
                                                          The Hartford Income Shares Fund,
                                                          Inc., Hartford Series Fund, Inc.
                                                          and Hartford HLS Series Fund II,
                                                          Inc.
---------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.   Vice President  2002   2002     Mr. Davison is a Managing Director      N/A        N/A
(age 46)                                                  and Director of the Funds
                                                          Management Group of Hartford
                                                          Investment. Mr. Davison is also a
                                                          Senior Vice President of HIFSCO
                                                          and HL Advisors. In addition, he
                                                          serves as a Vice President of The
                                                          Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc. and
                                                          Hartford HLS Series Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                            NUMBER OF
                                          OFFICE(1) AND                                       PORTFOLIOS IN
                          POSITION HELD     LENGTH OF                                         FUND COMPLEX          OTHER
                             WITH THE      TIME SERVED:        PRINCIPAL OCCUPATION(S)         OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                COMPANIES     MF(2)  MFII(3)         DURING PAST 5 YEARS            DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY          Vice            2002   1993     Ms. Fagely has been Vice President      N/A        N/A
(age 45)                  President,                      of HASCO since 1998. Prior to
                          Controller and                  1998, she was Second Vice
                          Treasurer                       President of HASCO. Since December
                                                          2001, she has served as Assistant
                                                          Vice President of Hartford Life
                                                          Insurance Company. In addition,
                                                          she is Controller of HIFSCO and
                                                          Vice President, Controller and
                                                          Treasurer of The Hartford Income
                                                          Shares Fund, Inc. and Vice
                                                          President of Hartford Series Fund,
                                                          Inc. and Hartford HLS Series Fund
                                                          II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
BRUCE FERRIS              Vice President  2002   2002     Mr. Ferris serves as Senior Vice        N/A        N/A
(age 48)                                                  President and a Director of Sales
                                                          and Marketing in the Investment
                                                          Products Division of Hartford Life
                                                          Insurance Company. He is also a
                                                          Managing Member of HL Advisors. In
                                                          addition, Mr. Ferris is Vice
                                                          President of The Hartford Income
                                                          Shares Fund, Inc., Hartford Series
                                                          Fund, Inc. and Hartford HLS Series
                                                          Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
MARY JANE FORTIN          Vice President  2003   2003     Ms. Fortin is Senior Vice               N/A        N/A
(age 39)(6)                                               President and Director of Mutual
                                                          Funds and 529 Programs for
                                                          Hartford Life. In addition, she is
                                                          a Vice President of The Hartford
                                                          Income Shares Fund, Inc., Hartford
                                                          Series Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc. Previously,
                                                          Ms. Fortin served as Senior Vice
                                                          President and Chief Accounting
                                                          Officer of Hartford Life. She
                                                          joined Hartford Life in 1997.
---------------------------------------------------------------------------------------------------------------------------------
GEORGE R. JAY             Vice President  1996   2001     Mr. Jay serves as Assistant Vice        N/A        N/A
(age 51)                                                  President of Hartford Life
                                                          Insurance Company's Equity
                                                          Products Department. He is also
                                                          Controller of HL Advisors and Vice
                                                          President, Controller and
                                                          Treasurer of Hartford Series Fund,
                                                          Inc. and Hartford HLS Series Fund
                                                          II, Inc. In addition, he is Vice
                                                          President of The Hartford Income
                                                          Shares Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                            NUMBER OF
                                          OFFICE(1) AND                                       PORTFOLIOS IN
                          POSITION HELD     LENGTH OF                                         FUND COMPLEX          OTHER
                             WITH THE      TIME SERVED:        PRINCIPAL OCCUPATION(S)         OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                COMPANIES     MF(2)  MFII(3)         DURING PAST 5 YEARS            DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON(7)           Vice President  2002   2002     Until October 2003 Mr. Johnson          N/A        N/A
(age 43)                                                  served as Senior Vice President
                                                          and a Director of Sales and
                                                          Marketing in the Investment
                                                          Products Division of Hartford Life
                                                          Insurance Company. He was also a
                                                          Managing Member of HL Advisors. In
                                                          addition, Mr. Johnson served as a
                                                          Vice President of The Hartford
                                                          Income Shares Fund, Inc., Hartford
                                                          Series Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc. He was
                                                          previously with Guardian Insurance
                                                          Company.
---------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE          Vice President  2000   2001     Mr. Joyce currently serves as           N/A        N/A
(age 44)                                                  Senior Vice President and Director
                                                          of the Institutional Products
                                                          Group for Hartford Life Insurance
                                                          Company. Mr. Joyce is also a
                                                          Senior Vice President of HL
                                                          Advisors and a Vice President of
                                                          The Hartford Income Shares Fund,
                                                          Inc., Hartford Series Fund, Inc.
                                                          and Hartford HLS Series Fund II,
                                                          Inc. Previously he served as Vice
                                                          President (1997-1999) and
                                                          Assistant Vice President
                                                          (1994-1997) of Hartford Life
                                                          Insurance Company.
---------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON         Vice President  2000   2001     Mr. Levenson serves as Senior Vice      N/A        N/A
(age 37)                                                  President of Hartford Life
                                                          Insurance Company's Retail Product
                                                          Management Group and is
                                                          responsible for all retail product
                                                          management and profitability. Mr.
                                                          Levenson is also a Senior Vice
                                                          President of HIFSCO. In addition,
                                                          he serves as Vice President of The
                                                          Hartford Income Shares Fund, Inc.,
                                                          Hartford Series Fund, Inc. and
                                                          Hartford HLS Series Fund II, Inc.
                                                          Mr. Levenson joined The Hartford
                                                          in 1995.
---------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS           Vice President  2000   2001     Mr. Walters serves as Executive         N/A        N/A
(age 41)                                                  Vice President and Director of the
                                                          Investment Products Division of
                                                          Hartford Life Insurance Company.
                                                          Mr. Walters is also a Managing
                                                          Member and Executive Vice
                                                          President of HIFSCO and HL
                                                          Advisors. In addition, he is a
                                                          Vice President of The Hartford
                                                          Income Shares Fund, Inc., Hartford
                                                          Series Fund, Inc. and Hartford HLS
                                                          Series Fund II, Inc. Previously,
                                                          Mr. Walters was with First Union
                                                          Securities.
---------------------------------------------------------------------------------------------------------------------------------

(1) Term of Office: Each director and officer may serve until his or her successor is elected and qualifies.

(2) The Hartford Mutual Funds, Inc.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

(3) The Hartford Mutual Funds II, Inc.

(4) "Interested person" of each Company as defined in the 1940 Act because of the person's affiliation with or equity ownership of Hartford Investment Financial Services, LLC or affiliated companies.

(5) Director of The Hartford Mutual Funds, Inc.

(6) Elected May 13, 2003.

(7) Resigned October 9, 2003.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-888-843-7824 or writing:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http:www.sec.gov.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FEDERAL INCOME TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The information set forth below is for the fund's fiscal year as required by federal tax law. Shareholders, however, must report distributions on a calendar year basis for income tax purposes which may include distributions of two fiscal years of the fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2004. Shareholders may wish to consult a tax advisor on how to report distributions for state and local purposes.

Advisers Fund, Dividend and Growth Fund, Global Financial Services Fund and Value Fund paid income distributions, taxable as dividend income, of which 88.49%, 100.00%, 100.00% and 100.00%, respectively, qualified for deduction by corporations.

The income received from federal obligations is as follows:

                              ADVISERS       INCOME        INFLATION           SHORT           TOTAL RETURN       U.S. GOVERNMENT
                                FUND          FUND         PLUS FUND       DURATION FUND        BOND FUND         SECURITIES FUND
                              --------       -------       ---------       -------------       ------------       ---------------
U.S. Treasury...............   12.53%         10.47%         97.26%            10.06%              0.23%               10.78%
Other Direct Federal
  Obligations...............    0.00%          0.00%          0.00%             0.27%              0.00%                3.62%
                              -------        -------        -------           -------            -------              -------
  Total Direct Federal
    Obligations.............   12.53%         10.47%         97.26%            10.33%              0.23%               14.40%
  Other Securities..........   87.47%         89.53%          2.74%            89.67%             99.77%               85.60%
                              -------        -------        -------           -------            -------              -------
Total.......................  100.00%        100.00%        100.00%           100.00%            100.00%              100.00%
                              -------        -------        -------           -------            -------              -------

For the fiscal year ended October 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate ordinary distributions declared as taxed at a maximum rate of 15%, up to a maximum amount as follows:

Advisers Fund...............................................         $19,406
Dividend and Growth Fund....................................           8,698

Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV. Detailed below are the per share distributions made for the fiscal year ended October 31, 2003.

FUND                   EX-DATE     CLASS A   CLASS B   CLASS C   CLASS E   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y   CLASS Z
----                  ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
ADVISERS FUND
Income..............  12/23/2002    0.049     0.028     0.032                                                       0.069
Income..............   3/26/2003    0.052     0.030     0.031                                                       0.064
Income..............   6/25/2003    0.045     0.020     0.024                                                       0.062
Income..............   9/25/2003    0.043     0.017     0.020                                                       0.063
                                    -----     -----     -----                                                       -----
  Total Income
    Distributions...                0.189     0.095     0.107                                                       0.258
                                    -----     -----     -----                                                       -----
DIVIDEND AND GROWTH
  FUND
Income..............  12/23/2002    0.025     0.008     0.009                                                       0.037
Income..............   3/26/2003    0.033     0.008     0.010                                                       0.053
Income..............   6/25/2003    0.036     0.008     0.013                                                       0.062
Income..............   9/25/2003    0.034     0.005     0.011                                                       0.058
                                    -----     -----     -----                                                       -----
  Total Income
    Distributions...                0.128     0.029     0.043                                                       0.210
                                    -----     -----     -----                                                       -----
GLOBAL FINANCIAL
  SERVICES FUND
Income..............  12/23/2002    0.037                                                                           0.076
                                    -----                                                                           -----
GLOBAL HEALTH FUND
Short-Term Capital
  Gain..............  11/11/2002    0.111     0.111     0.111                                                       0.111
Long-Term Capital
  Gain..............  11/11/2002    0.188     0.188     0.188                                                       0.188
                                    -----     -----     -----                                                       -----
  Total
    Distributions...                0.299     0.299     0.299                                                       0.299
                                    -----     -----     -----                                                       -----

--------------------------------------------------------------------------------

FUND                   EX-DATE     CLASS A   CLASS B   CLASS C   CLASS E   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y   CLASS Z
----                  ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
HIGH YIELD FUND
Income..............  11/25/2002    0.067     0.063     0.063                                                       0.070
Income..............  12/23/2002    0.072     0.068     0.068                                                       0.075
Income..............   1/28/2003    0.059     0.055     0.055                                                       0.062
Income..............   2/25/2003    0.057     0.053     0.053                                                       0.060
Income..............   3/26/2003    0.058     0.054     0.054                                                       0.061
Income..............   4/25/2003    0.054     0.050     0.050                                                       0.057
Income..............   5/27/2003    0.048     0.043     0.043                                                       0.051
Income..............   6/25/2003    0.051     0.046     0.046                                                       0.053
Income..............   7/28/2003    0.048     0.043     0.043                                                       0.051
Income..............   8/26/2003    0.049     0.044     0.044                                                       0.051
Income..............   9/25/2003    0.047     0.042     0.042                                                       0.050
Income..............  10/28/2003    0.040     0.035     0.036                                                       0.043
                                    -----     -----     -----                                                       -----
  Total Income
    Distributions...                0.650     0.596     0.597                                                       0.684
                                    -----     -----     -----                                                       -----
INCOME FUND
Income..............  11/25/2002    0.027     0.022     0.022
Income..............  12/23/2002    0.055     0.048     0.048
Income..............   1/28/2003    0.046     0.040     0.040
Income..............   2/25/2003    0.046     0.040     0.040
Income..............   3/26/2003    0.046     0.040     0.040
Income..............   4/25/2003    0.050     0.044     0.044
Income..............   5/27/2003    0.048     0.042     0.042
Income..............   6/25/2003    0.042     0.036     0.036
Income..............   7/28/2003    0.040     0.033     0.033
Income..............   8/26/2003    0.040     0.034     0.034
Income..............   9/25/2003    0.041     0.035     0.035
Income..............  10/28/2003    0.047     0.041     0.041
                                    -----     -----     -----
  Total Income
    Distributions...                0.528     0.455     0.455
                                    -----     -----     -----
INFLATION PLUS FUND
Income..............  11/25/2002    0.017     0.012     0.012
Income..............  12/23/2002    0.018     0.015     0.015
Income..............   1/28/2003    0.019     0.013     0.013
Income..............   2/25/2003    0.020     0.014     0.014
Income..............   3/26/2003    0.041     0.035     0.035
Income..............   4/25/2003    0.043     0.037     0.037
Income..............   5/27/2003    0.025     0.018     0.018
Income..............   6/25/2003    0.007     0.001     0.001
Income..............   7/28/2003    0.011     0.005     0.005
Income..............   8/26/2003    0.015     0.009     0.009
Income..............   9/25/2003    0.026     0.020     0.020
Income..............  10/28/2003    0.022     0.016     0.016
                                    -----     -----     -----
  Total Income
    Distributions...                0.264     0.195     0.195
                                    -----     -----     -----
INTERNATIONAL CAPITAL
  APPRECIATION FUND
Income..............  12/23/2002    0.007                                                                           0.037
                                    -----                                                                           -----
INTERNATIONAL SMALL COMPANY FUND
Income..............  12/23/2002    0.016                                                                           0.057
                                    -----                                                                           -----

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

FUND                   EX-DATE     CLASS A   CLASS B   CLASS C   CLASS E   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y   CLASS Z
----                  ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
SHORT DURATION FUND
Income..............  11/25/2002    0.015     0.011     0.011
Income..............  12/23/2002    0.027     0.021     0.021
Income..............   1/28/2003    0.024     0.018     0.018
Income..............   2/25/2003    0.025     0.019     0.019
Income..............   3/26/2003    0.028     0.023     0.023
Income..............   4/25/2003    0.032     0.026     0.026
Income..............   5/27/2003    0.029     0.023     0.023
Income..............   6/25/2003    0.023     0.017     0.017
Income..............   7/28/2003    0.024     0.018     0.018
Income..............   8/26/2003    0.024     0.019     0.019
Income..............   9/25/2003    0.024     0.018     0.018
Income..............  10/28/2003    0.028     0.022     0.022
                                    -----     -----     -----
  Total Income
    Distributions...                0.303     0.235     0.235
                                    -----     -----     -----
TAX-FREE CALIFORNIA
  FUND*
Income..............  11/25/2002    0.013     0.008     0.008
Income..............  12/23/2002    0.032     0.025     0.025
Income..............   1/28/2003    0.027     0.021     0.021
Income..............   2/25/2003    0.032     0.026     0.026
Income..............   3/26/2003    0.031     0.025     0.025
Income..............   4/25/2003    0.030     0.024     0.024
Income..............   5/27/2003    0.030     0.024     0.024
Income..............   6/25/2003    0.032     0.026     0.026
Income..............   7/28/2003    0.034     0.029     0.029
Income..............   8/26/2003    0.035     0.029     0.029
Income..............   9/25/2003    0.033     0.028     0.028
Income..............  10/28/2003    0.043     0.037     0.037
                                    -----     -----     -----
  Total Income
    Distributions...                0.372     0.302     0.302
                                    -----     -----     -----
TAX-FREE MINNESOTA
  FUND*
Long-Term Capital
  Gain..............  11/11/2002    0.053     0.053     0.053     0.053     0.053     0.053     0.053     0.053     0.053
                                    -----     -----     -----     -----     -----     -----     -----     -----     -----
Income..............  11/25/2002    0.033     0.028     0.028     0.037     0.028     0.034     0.028     0.028     0.038
Income..............  12/23/2002    0.032     0.026     0.026     0.035     0.026     0.033     0.026     0.026     0.036
Income..............   1/28/2003    0.031     0.025     0.025     0.034     0.025     0.032     0.025     0.025     0.035
Income..............   2/25/2003    0.029     0.023     0.023     0.032     0.024     0.030     0.024     0.024     0.033
Income..............   3/26/2003    0.031     0.025     0.025     0.034     0.026     0.032     0.026     0.026     0.035
Income..............   4/25/2003    0.033     0.027     0.027     0.036     0.028     0.034     0.028     0.028     0.037
Income..............   5/27/2003    0.031     0.024     0.024     0.035     0.025     0.032     0.025     0.025     0.035
Income..............   6/25/2003    0.031     0.025     0.025     0.035     0.026     0.033     0.026     0.026     0.035
Income..............   7/28/2003    0.032     0.026     0.026     0.036     0.027     0.033     0.027     0.027     0.036
Income..............   8/26/2003    0.034     0.028     0.028     0.037     0.028     0.035     0.028     0.028     0.038
Income..............   9/25/2003    0.033     0.027     0.027     0.036     0.027     0.034     0.027     0.027     0.036
Income..............  10/28/2003    0.032     0.026     0.026     0.035     0.026     0.033     0.026     0.026     0.036
                                    -----     -----     -----     -----     -----     -----     -----     -----     -----
  Total Income
    Distributions...                0.382     0.310     0.310     0.422     0.316     0.395     0.316     0.316     0.430
                                    -----     -----     -----     -----     -----     -----     -----     -----     -----
* Ordinary distributions from the Tax-Free California and Tax-Free Minnesota were exempt from federal income taxation for non-corporate shareholders.

--------------------------------------------------------------------------------

FUND                   EX-DATE     CLASS A   CLASS B   CLASS C   CLASS E   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y   CLASS Z
----                  ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TAX-FREE NATIONAL
  FUND*
Long-Term Capital
  Gain..............  11/11/2002    0.253     0.253     0.253     0.253     0.253     0.253     0.253     0.253     0.253
                                    -----     -----     -----     -----     -----     -----     -----     -----     -----
Income..............  11/25/2002    0.030     0.023     0.023     0.032     0.024     0.030     0.024     0.024     0.034
Income..............  12/23/2002    0.034     0.027     0.027     0.036     0.027     0.034     0.027     0.027     0.038
Income..............   1/28/2003    0.033     0.026     0.026     0.036     0.027     0.034     0.027     0.027     0.037
Income..............   2/25/2003    0.032     0.025     0.025     0.034     0.025     0.032     0.025     0.025     0.036
Income..............   3/26/2003    0.034     0.027     0.027     0.037     0.028     0.034     0.028     0.028     0.038
Income..............   4/25/2003    0.036     0.029     0.029     0.039     0.030     0.037     0.030     0.030     0.040
Income..............   5/27/2003    0.034     0.028     0.028     0.038     0.028     0.035     0.028     0.028     0.040
Income..............   6/25/2003    0.034     0.027     0.027     0.037     0.027     0.035     0.027     0.027     0.038
Income..............   7/28/2003    0.037     0.029     0.029     0.039     0.030     0.037     0.030     0.030     0.040
Income..............   8/26/2003    0.037     0.030     0.030     0.040     0.031     0.037     0.031     0.031     0.041
Income..............   9/25/2003    0.036     0.030     0.030     0.039     0.030     0.037     0.030     0.030     0.040
Income..............  10/28/2003    0.037     0.030     0.030     0.040     0.030     0.037     0.030     0.030     0.040
                                    -----     -----     -----     -----     -----     -----     -----     -----     -----
  Total Income
    Distributions...                0.414     0.331     0.331     0.447     0.337     0.419     0.337     0.337     0.462
                                    -----     -----     -----     -----     -----     -----     -----     -----     -----
TAX-FREE NEW YORK
  FUND*
Income..............  11/25/2002    0.010     0.005     0.005
Income..............  12/23/2002    0.031     0.024     0.024
Income..............   1/28/2003    0.024     0.019     0.019
Income..............   2/25/2003    0.028     0.022     0.022
Income..............   3/26/2003    0.029     0.023     0.023
Income..............   4/25/2003    0.030     0.024     0.024
Income..............   5/27/2003    0.030     0.024     0.024
Income..............   6/25/2003    0.030     0.024     0.024
Income..............   7/28/2003    0.031     0.025     0.025
Income..............   8/26/2003    0.032     0.026     0.026
Income..............   9/25/2003    0.031     0.025     0.025
Income..............  10/28/2003    0.042     0.036     0.036
                                    -----     -----     -----
  Total Income
    Distributions...                0.348     0.277     0.277
                                    -----     -----     -----
TOTAL RETURN BOND
  FUND
Short-Term Capital
  Gain..............  11/11/2002    0.083     0.083     0.083                                                       0.083
Long-Term Capital
  Gain..............  11/11/2002    0.025     0.025     0.025                                                       0.025
                                    -----     -----     -----                                                       -----
Total Capital Gain
  Distributions.....                0.108     0.108     0.108                                                       0.108
                                    -----     -----     -----                                                       -----
Income..............  11/25/2002    0.038     0.032     0.032                                                       0.038
Income..............  12/23/2002    0.052     0.045     0.045                                                       0.056
Income..............   1/28/2003    0.051     0.044     0.044                                                       0.056
Income..............   2/25/2003    0.047     0.040     0.040                                                       0.051
Income..............   3/26/2003    0.045     0.038     0.038                                                       0.049
Income..............   4/25/2003    0.041     0.034     0.034                                                       0.045
Income..............   5/27/2003    0.038     0.032     0.032                                                       0.043
Income..............   6/25/2003    0.040     0.034     0.034                                                       0.045
Income..............   7/28/2003    0.038     0.032     0.032                                                       0.043
Income..............   8/26/2003    0.036     0.030     0.030                                                       0.041
Income..............   9/25/2003    0.035     0.029     0.029                                                       0.040
Income..............  10/28/2003    0.037     0.030     0.030                                                       0.042
                                    -----     -----     -----                                                       -----
  Total Income
    Distributions...                0.498     0.420     0.420                                                       0.549
                                    -----     -----     -----                                                       -----
* Ordinary distributions from the Tax-Free National and Tax-Free New York were exempt from federal income taxation for non-corporate shareholders.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

FUND                        EX-DATE     CLASS A   CLASS B   CLASS C   CLASS E   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y
----                       ----------   -------   -------   -------   -------   -------   -------   -------   -------   -------
U.S. GOVERNMENT
  SECURITIES FUND
Income...................  11/25/2002    0.034     0.028     0.028     0.037     0.029     0.035     0.029     0.029     0.038
Income...................  12/23/2002    0.028     0.023     0.023     0.032     0.024     0.030     0.024     0.024     0.033
Income...................   1/28/2003    0.034     0.028     0.028     0.037     0.028     0.035     0.028     0.028     0.037
Income...................   2/25/2003    0.034     0.028     0.028     0.037     0.029     0.035     0.029     0.029     0.037
Income...................   3/26/2003    0.034     0.028     0.028     0.038     0.029     0.035     0.029     0.029     0.038
Income...................   4/25/2003    0.040     0.034     0.034     0.043     0.035     0.041     0.035     0.035     0.043
Income...................   5/27/2003    0.038     0.032     0.032     0.042     0.033     0.040     0.033     0.033     0.042
Income...................   6/25/2003    0.037     0.031     0.031     0.041     0.033     0.039     0.033     0.033     0.041
Income...................   7/28/2003    0.034     0.028     0.028     0.038     0.029     0.036     0.029     0.029     0.038
Income...................   8/26/2003    0.034     0.029     0.029     0.038     0.030     0.036     0.030     0.030     0.038
Income...................   9/25/2003    0.034     0.028     0.028     0.037     0.029     0.035     0.029     0.029     0.037
Income...................  10/28/2003    0.033     0.027     0.027     0.036     0.028     0.034     0.028     0.028     0.037
                                         -----     -----     -----     -----     -----     -----     -----     -----     -----
  Total Income
    Distributions........                0.414     0.344     0.344     0.456     0.356     0.431     0.356     0.356     0.459
                                         -----     -----     -----     -----     -----     -----     -----     -----     -----
VALUE FUND
Income...................  12/23/2002    0.059     0.000     0.000                                                       0.098
                                         -----     -----     -----                                                       -----

FUND                       CLASS Z
----                       -------
U.S. GOVERNMENT
  SECURITIES FUND
Income...................
Income...................
Income...................
Income...................
Income...................
Income...................
Income...................
Income...................
Income...................
Income...................
Income...................
Income...................
  Total Income
    Distributions........
VALUE FUND
Income...................

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

ITEM 2. CODE OF ETHICS.

      Registrant has adopted a code of ethics, which is attached as Exhibit
10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Directors of the Registrant has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent director.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable to this filing.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to this filing.

ITEM 8. RESERVED.

ITEM 9. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

      (a)   Registrant's Code of Ethics in response to Item 2.

      (b) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

      99    Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               THE HARTFORD MUTUAL FUNDS II, INC.



Date: December 15, 2003        By: /s/ David M. Znamierowski
                                   David M. Znamierowski
                                   Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date: December 15, 2003       By:  /s/ David M. Znamierowski
                                   David M. Znamierowski
                                   Its: President



Date:  December 15, 2003      By:  /s/ Tamara L. Fagely
                                   Tamara L. Fagely
                                   Its: Vice President, Controller and Treasurer

                                  EXHIBIT LIST

                  10(a) Code of Ethics

99.CERT           10(b) Certifications

                        (i) Section 302 certification of principal executive officer

                        (ii) Section 302 certification of principal financial officer

99.906CERT        99    Section 906 certification of principal executive officer
                        and principal financial officer